UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 503092
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2018
Date of reporting period:	January 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
California Municipal Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.01%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 0.01%			MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
iShares California Muni Bond ETF	1,000	$59	California (continued)
			California State University
TOTAL INVESTMENT COMPANIES		$59	5.00%, 11/01/2037	$2,000	$2,342
	Principal		5.25%, 11/01/2038	2,000	2,096
MUNICIPAL BONDS - 101.70%	Amount (000's)	Value (000's)	California State University (credit support
California - 100.87%			from AGM)
Abag Finance Authority for Nonprofit Corps			5.00%, 11/01/2039(a)	945	954
5.00%, 08/01/2043	$1,500	$1,665	5.00%, 11/01/2039(a)	55	55
Alameda Community Improvement			California Statewide Communities
Commission Successor Agency (credit			Development Authority
support from BAM)			4.00%, 02/01/2022	830	874
5.00%, 09/01/2031(a)	1,000	1,144	4.00%, 02/01/2025	940	998
Alameda Corridor Transportation Authority			5.00%, 10/01/2028	1,875	2,126
5.00%, 10/01/2034	8,805	10,017	5.00%, 02/01/2030	2,000	2,240
5.00%, 10/01/2036	4,250	4,807	5.00%, 11/01/2032(c)	1,135	1,254
Alameda Unified School District-Alameda			5.00%, 12/01/2036(c)	5,000	5,384
County/CA			5.00%, 05/15/2040	3,500	3,942
5.00%, 08/01/2032	1,795	2,064	5.00%, 11/01/2041(c)	1,000	1,087
Alum Rock Union Elementary School			5.00%, 12/01/2041(c)	1,000	1,069
District			5.00%, 10/01/2046	4,000	4,414
5.25%, 08/01/2043	1,000	1,111	5.25%, 12/01/2034	3,500	3,838
Anaheim Public Financing Authority			7.25%, 11/15/2041(c)	1,500	1,628
5.25%, 10/01/2034	1,000	1,045	California Statewide Communities
Bay Area Toll Authority			Development Authority (credit support from
5.13%, 04/01/2039	3,000	3,131	CA MTG INS)
California Educational Facilities Authority			6.25%, 08/15/2028(a)	2,250	2,309
5.00%, 10/01/2036	1,000	1,143	California Statewide Communities
5.00%, 10/01/2038(b)	900	922	Development Authority (credit support from
5.00%, 01/01/2039(b)	2,036	2,105	FHA INS)
5.00%, 10/01/2045	1,000	1,125	6.25%, 08/01/2024(a)	785	836
5.25%, 10/01/2039(b)	6,500	6,671	California Statewide Financing Authority
5.25%, 04/01/2040	5,000	6,666	6.00%, 05/01/2043	2,050	2,051
5.38%, 04/01/2034	1,000	1,081	6.00%, 05/01/2043	1,550	1,550
California Health Facilities Financing			Chino Valley Unified School District
Authority			5.25%, 08/01/2047	2,900	3,430
4.00%, 03/01/2039	1,700	1,763	Chula Vista Municipal Financing Authority
5.00%, 08/15/2031	2,700	3,172	5.00%, 05/01/2030	1,900	2,220
5.00%, 08/15/2033	1,750	2,038	5.00%, 05/01/2031	1,885	2,191
5.00%, 08/15/2034	2,000	2,319	City of Alhambra CA (credit support from
5.00%, 02/01/2035	2,000	2,235	NATL)
5.00%, 11/15/2046	5,000	5,734	6.13%, 09/02/2018(a)	605	618
5.00%, 11/15/2046(b)	4,504	5,125	City of Atwater CA Wastewater
5.00%, 08/15/2047	1,000	1,137	Revenue (credit support from AGM)
5.75%, 09/01/2039	2,000	2,135	5.00%, 05/01/2043(a)	1,000	1,136
6.00%, 07/01/2039	2,000	2,127	City of Compton CA Water Revenue
6.50%, 10/01/2038	985	1,019	6.00%, 08/01/2039	1,250	1,298
California Health Facilities Financing			City of Irvine CA
Authority (credit support from CA MTG INS)			5.00%, 09/01/2049	1,000	1,073
5.00%, 07/01/2035(a)	1,000	1,146	City of Los Angeles CA Wastewater System
California Infrastructure & Economic			Revenue
Development Bank (credit support from			5.00%, 06/01/2034	2,000	2,313
NATL ST INTERCEPT)			City of Los Angeles Department of Airports
5.00%, 08/15/2018(a)	500	502	5.00%, 05/15/2033	1,000	1,132
California Municipal Finance Authority			5.00%, 05/15/2036	1,500	1,688
4.00%, 07/01/2047	2,150	2,218	5.00%, 05/15/2042	1,200	1,354
5.00%, 07/01/2047	3,250	3,652	5.00%, 05/15/2047	3,500	3,981
5.25%, 11/01/2036	6,000	6,642	5.13%, 05/15/2033	1,230	1,244
California Pollution Control Financing			City of Riverside CA Sewer Revenue
Authority			5.00%, 08/01/2040	4,000	4,519
3.00%, 11/01/2025	9,425	9,809	City of San Francisco CA Public Utilities
4.30%, 07/01/2040	3,400	3,563	Commission Water Revenue
5.00%, 07/01/2030(c)	2,000	2,192	5.00%, 11/01/2034	1,800	2,121
5.00%, 07/01/2037(c)	9,250	10,017	5.00%, 11/01/2036	2,010	2,239
California Public Finance Authority			City of Vernon CA Electric System Revenue
0.73%, 08/01/2052(d)	4,500	4,500	5.13%, 08/01/2021	350	365
5.00%, 07/01/2047(c)	1,000	1,085	5.13%, 08/01/2021	1,070	1,123
California School Finance Authority			Coachella Valley Unified School
5.00%, 07/01/2035(c)	1,925	2,183	District/CA (credit support from AGM)
5.00%, 08/01/2036(c)	1,170	1,286	0.00%, 08/01/2039(a),(e)	7,800	3,364
5.00%, 07/01/2047(c)	700	775	Compton Public Finance Authority
California State Public Works Board			4.50%, 09/01/2032(c)	8,000	8,243
5.00%, 11/01/2037	1,375	1,541	County of Sacramento CA Airport System
5.00%, 10/01/2039	4,500	5,080	Revenue
			5.00%, 07/01/2036	1,350	1,539

See accompanying notes.

Schedule of Investments
California Municipal Fund
January 31, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
Dinuba Financing Authority				Norco Community Redevelopment Agency
5.38%, 09/01/2038	$1,000	$1,002		Successor Agency (credit support from BAM)
Dinuba Redevelopment Agency (credit				5.00%, 03/01/2032(a)	$1,000	$1,127
support from BAM)				Norco Financing Authority (credit support
5.00%, 09/01/2033(a)	2,000	2,267		from AGM)
East Bay Municipal Utility District Water				5.63%, 10/01/2034(a)	1,000	1,063
System Revenue				Norman Y Mineta San Jose International
3.00%, 06/01/2037	10	9		Airport SJC
5.00%, 06/01/2036	1,000	1,080		5.00%, 03/01/2041	6,000	6,815
El Monte Union High School District (credit				5.00%, 03/01/2047	1,500	1,721
support from AGC)				Oakland Unified School District/Alameda
5.50%, 06/01/2034(a)	2,000	2,108		County
Escondido Union High School District				5.00%, 08/01/2040	3,400	3,849
0.00%, 08/01/2041(e)	1,000	383		Palomar Health
Foothill-De Anza Community College				5.00%, 11/01/2036	3,000	3,306
District				5.00%, 11/01/2039	2,000	2,191
5.00%, 08/01/2040	1,500	1,674		Pittsburg Successor Agency Redevelopment
Foothill-Eastern Transportation Corridor				Agency (credit support from AGM)
Agency				5.00%, 09/01/2028(a)	1,000	1,164
3.95%, 01/15/2053(d)	2,500	2,512		5.00%, 09/01/2029(a)	1,000	1,158
Golden State Tobacco Securitization Corp				Pittsburg Unified School District
5.00%, 06/01/2027	2,000	2,330		0.00%, 08/01/2036(e)	1,365	687
5.00%, 06/01/2028	2,000	2,316		4.00%, 08/01/2040	4,500	4,732
5.00%, 06/01/2029	5,000	5,760		5.00%, 08/01/2043	2,900	3,293
5.30%, 06/01/2037	1,000	1,010		Pittsburg Unified School District (credit
5.75%, 06/01/2047	8,950	9,035		support from AGM)
Golden State Tobacco Securitization				5.50%, 08/01/2031(a)	1,000	1,021
Corp (credit support from GOLDEN ST TOB				Pomona Public Financing Authority (credit
SECURITIZATION)				support from NATL)
5.00%, 06/01/2033(a)	4,950	4,970		5.00%, 02/01/2021(a)	3,995	4,008
Golden State Tobacco Securitization				Pomona Unified School District (credit
Corp (credit support from ST APPROP)				support from NATL)
5.00%, 06/01/2033(a)	2,000	2,317		6.15%, 08/01/2030(a)	1,000	1,172
Indio Redevelopment Agency				Port Commission of the City & County of San
5.63%, 08/15/2035	1,355	1,378		Francisco
Inland Valley Development Agency				4.00%, 03/01/2035	1,000	1,030
5.25%, 09/01/2037	1,000	1,128		Port of Los Angeles
Irvine Unified School District				5.00%, 08/01/2032	1,740	1,979
5.00%, 03/01/2057	1,000	1,110		Poway Unified School District
La Verne Public Financing Authority				0.00%, 08/01/2036(e)	4,000	2,019
7.25%, 09/01/2026	710	712		Regents of the University of California
Lancaster Redevelopment Agency Successor				Medical Center Pooled Revenue
Agency				5.00%, 05/15/2035	6,540	7,478
6.88%, 08/01/2039	545	589		Rialto Redevelopment Agency
Long Beach Bond Finance Authority				5.00%, 09/01/2037(f)	1,000	1,144
5.50%, 11/15/2030	1,010	1,245		Richmond Joint Powers Financing Authority
Los Angeles County Public Works Financing				6.25%, 07/01/2024	1,000	1,064
Authority				Ripon Unified School District (credit support
5.00%, 12/01/2033	2,000	2,320		from BAM)
5.00%, 08/01/2042	1,400	1,553		0.00%, 08/01/2033(a),(e)	855	440
5.00%, 12/01/2045(b)	5,500	6,213		0.00%, 08/01/2033(a),(e)	255	129
Los Angeles County Sanitation Districts				Riverside Community Properties Development
Financing Authority				Inc
5.00%, 10/01/2035	4,500	5,229		6.00%, 10/15/2038	1,000	1,224
Los Angeles Department of Water				Riverside County Public Financing
5.00%, 07/01/2034(b)	5,000	5,818		Authority (credit support from BAM)
5.38%, 07/01/2038	1,000	1,035		5.00%, 10/01/2028(a)	1,000	1,160
Los Angeles Department of Water & Power				5.00%, 10/01/2029(a)	1,500	1,729
Power System Revenue				5.00%, 10/01/2030(a)	1,500	1,721
0.79%, 07/01/2035(d)	2,100	2,100		Riverside County Transportation
5.00%, 07/01/2042	1,500	1,751		Commission
Los Angeles Unified School District/CA				5.00%, 06/01/2032	1,500	1,620
5.00%, 07/01/2029	2,000	2,098		Salinas Valley Solid Waste Authority (credit
Marin Healthcare District				support from AGM)
5.00%, 08/01/2034	1,000	1,168		5.50%, 08/01/2031(a)	1,500	1,753
Merced Union High School District				San Diego Association of Governments South
0.00%, 08/01/2032(e)	3,380	2,064		Bay Expressway Revenue
Morongo Band of Mission Indians/The				5.00%, 07/01/2042	1,250	1,448
6.50%, 03/01/2028(c)	1,000	1,004		San Diego County Regional Airport
				Authority
				5.00%, 07/01/2047	1,000	1,151

See accompanying notes.

     Schedule of Investments California Municipal Fund January 31, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				California (continued)
San Diego Public Facilities Financing				Western Municipal Water District Facilities
Authority Water Revenue				Authority
5.38%, 08/01/2034	$2,000	$2,117		5.00%, 10/01/2034	$1,700	$1,799
San Diego Redevelopment Agency Successor				Woodland-Davis Clean Water Agency (credit
Agency				support from AGM)
6.40%, 09/01/2019	530	532		5.00%, 03/01/2039(a)	1,500	1,691
San Francisco Bay Area Rapid Transit District						$434,790
Sales Tax Revenue				Guam - 0.63%
5.00%, 07/01/2028	1,755	1,901		Guam Government Waterworks Authority
San Francisco City & County Airport Comm-				5.00%, 01/01/2046	2,525	2,721
San Francisco International Airport
5.00%, 05/01/2031	1,000	1,181		Virgin Islands - 0.20%
5.00%, 05/01/2041	5,000	5,636		Virgin Islands Public Finance Authority
San Francisco City & County Redevelopment				5.00%, 10/01/2030	1,700	846
Agency
5.00%, 08/01/2044	1,500	1,629		TOTAL MUNICIPAL BONDS		$438,357
6.50%, 08/01/2039	1,000	1,075		Total Investments		$438,416
San Joaquin Hills Transportation Corridor				Liability for Floating Rate Notes Issued in Conjunction with
Agency				Securities Held - (3.20)%
5.00%, 01/15/2034	6,185	6,989		Notes with interest rates of 1.17% - 1.19% at	$(13,791)	$(13,791)
San Luis Obispo County Financing				January 31, 2018 and contractual maturity of
Authority (credit support from AGM)				collateral of 2018-2034.(g)
5.00%, 08/01/2030(a)	1,000	1,092
				Total Net Investments		$424,625
San Luis Obispo County Financing				Other Assets and Liabilities - 1.49%		$6,402
Authority (credit support from BAM)				TOTAL NET ASSETS - 100.00%		$431,027
5.00%, 09/01/2037(a)	1,000	1,125
Santa Clara County Financing Authority
5.25%, 05/15/2036	2,000	2,023		(a)	Credit support indicates investments that benefit from credit enhancement
Semitropic Improvement District				or liquidity support provided by a third party bank, institution, or
5.00%, 12/01/2038	2,000	2,126		government agency.
Simi Valley Unified School District				(b)	Security or portion of underlying security related to Inverse Floaters
5.00%, 08/01/2027	1,000	1,231		entered into by the Fund. See Notes to Financial Statements for additional
Southern California Public Power Authority				information.
5.00%, 11/01/2029	2,380	2,779		(c)	Security exempt from registration under Rule 144A of the Securities Act of
5.25%, 07/01/2029	695	774		1933. These securities may be resold in transactions exempt from
5.25%, 07/01/2031	695	777		registration, normally to qualified institutional buyers. At the end of the
State of California				period, the value of these securities totaled $37,207 or 8.63% of net assets.
2.45%, 12/01/2031	795	799		(d)	Certain variable rate securities are not based on a published reference
4.00%, 09/01/2033	4,450	4,774		rate and spread but are determined by the issuer or agent and are based
5.00%, 09/01/2034	5,000	5,821		on current market conditions. These securities do not indicate a reference
5.00%, 02/01/2038	1,450	1,617		rate and spread in their description.
5.00%, 04/01/2043	3,380	3,769		(e) Non-income producing security
5.25%, 11/01/2040	1,500	1,644		(f) Security purchased on a when-issued basis.
5.75%, 04/01/2031	675	708		(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
6.00%, 03/01/2033	2,000	2,182		effect at January 31, 2018.
6.00%, 04/01/2038	3,000	3,145
State of California Department of Water
Resources
5.00%, 12/01/2028	1,615	1,635		Portfolio Summary (unaudited)
5.00%, 12/01/2028	65	66		Sector		Percent
Stockton East Water District (credit support				Revenue Bonds		65.16%
from NATL)				General Obligation Unlimited		12.20%
5.25%, 04/01/2022(a)	1,780	1,786		Insured		11.58%
Stockton Unified School District (credit				Prerefunded		11.02%
support from AGM)				Special Tax		0.89%
5.00%, 08/01/2038(a)	1,500	1,676		Tax Allocation		0.85%
Tobacco Securitization Authority of Southern				Investment Companies		0.01%
California				Liability For Floating Rate Notes Issued		(3.20)%
5.13%, 06/01/2046	1,500	1,503		Other Assets and Liabilities		1.49%
Travis Unified School District (credit support				TOTAL NET ASSETS		100.00%
from AGM)
5.00%, 09/01/2029(a)	1,000	1,172
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000	1,154
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000	1,104
University of California
5.00%, 05/15/2044	1,000	1,128
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225	1,299
West Hollywood Public Financing Authority
5.00%, 04/01/2036	1,500	1,717

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2018 (unaudited)

COMMON STOCKS - 0.11%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.11%			BONDS (continued)	Amount (000's)		Value (000's)
Chaparral Energy Inc - A Shares (a),(b)	60,154	$1,489	Agriculture (continued)
Chaparral Energy Inc - A Shares (a),(b),(c)	460	12	BAT Capital Corp
Chaparral Energy Inc - B Shares (a),(b),(c)	12,649	313	2.00%, 08/14/2020(g)		$110	$111
Patterson-UTI Energy Inc	80,959	1,912	3 Month LIBOR + 0.59%
		$3,726	3.22%, 08/15/2024(g)		7,825	7,705
Telecommunications - 0.00%			3.56%, 08/15/2027(g)		1,245	1,217
Goodman Networks Inc (a),(b),(c),(d)	14,127	—	4.39%, 08/15/2037(g)		820	843
			4.54%, 08/15/2047(g)		4,710	4,855
TOTAL COMMON STOCKS		$3,726	BAT International Finance PLC
INVESTMENT COMPANIES - 3.25%	Shares Held	Value (000's)	0.88%, 10/13/2023	EUR	250	310
Money Market Funds - 3.25%			2.25%, 01/16/2030		600	762
			2.75%, 06/15/2020(g)		$485	484
Principal Government Money Market Fund (e)	111,736,044	111,736
			6.00%, 11/24/2034	GBP	200	394
TOTAL INVESTMENT COMPANIES		$111,736	Imperial Brands Finance PLC
			3.38%, 02/26/2026	EUR	150	212
PREFERRED STOCKS - 0.30%	Shares Held	Value (000's)	3.75%, 07/21/2022(g)		$3,065	3,133
Agriculture - 0.03%			4.25%, 07/21/2025(g)		6,760	6,967
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	925,862	$926
			4.88%, 06/07/2032	GBP	150	256
			5.50%, 09/28/2026		100	173
Banks - 0.20%
Bank of America Corp 6.50% (f)	35,000	915	MHP SE
			7.75%, 05/10/2024(g)		$1,075	1,179
CoBank ACB 6.20% (f)	35,000	3,745
3 Month LIBOR + 3.74%
			Philip Morris International Inc
Morgan Stanley 6.38% (f)	50,000	1,353	1.88%, 02/25/2021		3,550	3,462
3 Month LIBOR + 3.71%			2.38%, 08/17/2022		1,745	1,700

State Street Corp 5.90% (f)	35,000	936	3.13%, 03/02/2028		2,310	2,235
3 Month LIBOR + 3.11%			4.38%, 11/15/2041		280	293
			Pinnacle Operating Corp
		$6,949	9.00%, 05/15/2023(g)		1,329	1,250
Electric - 0.03%			Reynolds American Inc
SCE Trust III 5.75% (f)	50,000	1,268
3 Month LIBOR + 2.99%			3.25%, 06/12/2020		1,558	1,576
			5.70%, 08/15/2035		3,035	3,570
			5.85%, 08/15/2045		655	798
Telecommunications - 0.04%			6.88%, 05/01/2020		4,545	4,950
Goodman Networks Inc 0.00% (a),(b),(c),(d)	16,808	17
			7.00%, 08/04/2041		1,475	1,956
Verizon Communications Inc 5.90%,	50,000	1,292	Vector Group Ltd
02/15/2054			6.13%, 02/01/2025(g)		1,040	1,079
		$1,309				$70,064
TOTAL PREFERRED STOCKS		$10,452	Airlines - 0.63%
	Principal		American Airlines 2013-1 Class B Pass
BONDS - 68.43%	Amount (000's)	Value (000's)	Through Trust
Advertising - 0.01%			5.63%, 07/15/2022(g)		281	291
Lamar Media Corp			American Airlines 2013-2 Class A Pass
5.00%, 05/01/2023	$155	$159	Through Trust
Outfront Media Capital LLC / Outfront Media			4.95%, 07/15/2024		1,389	1,460
Capital Corp			American Airlines 2014-1 Class A Pass
5.25%, 02/15/2022	115	117	Through Trust
		$276	3.70%, 04/01/2028		1,300	1,311
Aerospace & Defense - 0.19%			American Airlines 2015-1 Class A Pass
Air 2 US			Through Trust
8.03%, 10/01/2020(g)	63	65	3.38%, 11/01/2028		4,437	4,432
8.63%, 10/01/2020(g)	76	79	American Airlines 2015-1 Class B Pass
Arconic Inc			Through Trust
5.40%, 04/15/2021	250	265	3.70%, 11/01/2024		206	204
Lockheed Martin Corp			American Airlines 2016-3 Class A Pass
2.50%, 11/23/2020	110	110	Through Trust
Rockwell Collins Inc			3.25%, 04/15/2030		1,143	1,114
3.50%, 03/15/2027	80	79	American Airlines 2017-1 Class AA Pass
TransDigm Inc			Through Trust
6.50%, 07/15/2024	110	113	3.65%, 08/15/2030		2,360	2,384
Triumph Group Inc			Continental Airlines 2007-1 Class A Pass
7.75%, 08/15/2025	1,990	2,109	Through Trust
United Technologies Corp			5.98%, 10/19/2023		1,492	1,617
2.80%, 05/04/2024	3,130	3,060	United Airlines 2014-2 Class A Pass Through
4.15%, 05/15/2045	25	26	Trust
5.40%, 05/01/2035	585	694	3.75%, 03/03/2028		2,151	2,190
		$6,600	United Airlines 2016-1 Class AA Pass
Agriculture - 2.04%			Through Trust
Altria Group Inc			3.10%, 01/07/2030		915	896
2.85%, 08/09/2022	5,475	5,446	United Airlines 2018-1 Class A Pass Through
4.00%, 01/31/2024	2,895	3,030	Trust
4.50%, 05/02/2043	1,215	1,288	3.70%, 09/01/2031(h)		2,275	2,275
5.38%, 01/31/2044	7,380	8,830	United Airlines 2018-1 Class AA Pass
			Through Trust
			3.50%, 09/01/2031(h)		2,280	2,280

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Airlines (continued)			Automobile Asset Backed Securities (continued)
US Airways 2001-1G Pass Through Trust			Drive Auto Receivables Trust 2017-1
7.08%, 09/20/2022	$102	$108	1.90%, 05/15/2019		$2,360	$2,361
US Airways 2013-1 Class A Pass Through			1 Month LIBOR + 0.34%
Trust			Drive Auto Receivables Trust 2017-2
3.95%, 05/15/2027	1,117	1,151	1.84%, 08/15/2019		2,639	2,639
		$21,713	1 Month LIBOR + 0.28%
Apparel - 0.00%			2.25%, 06/15/2021		5,150	5,145
Hanesbrands Inc			Drive Auto Receivables Trust 2017-A
4.88%, 05/15/2026(g)	35	35	2.51%, 01/15/2021(g)		5,350	5,360
Under Armour Inc			Enterprise Fleet Financing LLC
3.25%, 06/15/2026	15	13	1.59%, 02/22/2021(g)		2,053	2,052
		$48	2.13%, 05/22/2023(g)		1,820	1,811
Automobile Asset Backed Securities - 4.92%			Ford Credit Auto Owner Trust 2016-A
AmeriCredit Automobile Receivables 2015-4			1.39%, 07/15/2020		1,306	1,301
2.11%, 01/08/2021	1,575	1,573	GM Financial Automobile Leasing Trust
2.88%, 07/08/2021	1,750	1,759	2016-2
AmeriCredit Automobile Receivables 2016-1			2.06%, 10/22/2018		250	250
2.89%, 01/10/2022	5,700	5,736	1 Month LIBOR + 0.50%
AmeriCredit Automobile Receivables Trust			GM Financial Automobile Leasing Trust
2014-2			2016-3
2.18%, 06/08/2020	1,871	1,872	1.35%, 02/20/2019		714	713
AmeriCredit Automobile Receivables Trust			1.92%, 02/20/2019		3,779	3,781
2015-2			1 Month LIBOR + 0.36%
2.40%, 01/08/2021	7,850	7,858	1.97%, 05/20/2020		2,100	2,082
AmeriCredit Automobile Receivables Trust			2.38%, 05/20/2020		1,250	1,238
2016-2			GM Financial Automobile Leasing Trust
2.26%, 10/08/2019	316	316	2017-1
1 Month LIBOR + 0.70%			2.48%, 08/20/2020		3,500	3,486
2.87%, 11/08/2021	4,325	4,349	2.74%, 08/20/2020		3,600	3,567
AmeriCredit Automobile Receivables Trust			GM Financial Automobile Leasing Trust
2016-3			2017-3
2.12%, 11/08/2019	554	554	1.80%, 01/21/2020		12,125	12,132
1 Month LIBOR + 0.56%			1 Month LIBOR + 0.24%
Americredit Automobile Receivables Trust			Hertz Fleet Lease Funding LP
2016-4			2.20%, 04/10/2031(g)		9,750	9,770
1.34%, 04/08/2020	1,711	1,708	1 Month LIBOR + 0.65%
2.41%, 07/08/2022	7,000	6,917	Hyundai Auto Lease Securitization Trust
AmeriCredit Automobile Receivables Trust			2017	-A
2017-1			1.56%, 07/15/2019(g)		368	367
1.51%, 05/18/2020	730	728	Hyundai Auto Lease Securitization Trust
2.71%, 08/18/2022	3,000	2,978	2017	-C
AmeriCredit Automobile Receivables Trust			1.73%, 03/16/2020(g)		7,250	7,252
2017-4			1 Month LIBOR + 0.17%
1.74%, 05/18/2021	10,000	10,001	Nissan Auto Lease Trust 2016-B
1 Month LIBOR + 0.18%			1.84%, 12/17/2018		3,804	3,805
ARI Fleet Lease Trust 2016-A			1 Month LIBOR + 0.28%
1.82%, 07/15/2024(g)	561	561	Nissan Auto Lease Trust 2017-A
Capital Auto Receivables Asset Trust 2015-2			1.76%, 09/16/2019		5,196	5,199
1.73%, 09/20/2019	222	222	1 Month LIBOR + 0.20%
Capital Auto Receivables Asset Trust 2015-3			OneMain Direct Auto Receivables Trust 2016-
1.94%, 01/21/2020	961	961	1
Capital Auto Receivables Asset Trust 2016-3			2.04%, 01/15/2021(g)		632	632
1.98%, 04/22/2019	30	30	Santander Drive Auto Receivables Trust 2014-
1 Month LIBOR + 0.42%			1
CarMax Auto Owner Trust 2014-4			2.36%, 04/15/2020		47	47
2.44%, 11/16/2020	2,000	2,000	Santander Drive Auto Receivables Trust 2014-
CarMax Auto Owner Trust 2017-1			5
1.98%, 11/15/2021	200	199	2.46%, 06/15/2020		2,367	2,370
CarMax Auto Owner Trust 2017-3			Santander Drive Auto Receivables Trust 2016-
1.35%, 08/15/2018	606	606	2
Chesapeake Funding II LLC			2.66%, 11/15/2021		3,500	3,503
2.71%, 03/15/2028(g)	4,814	4,833	Santander Drive Auto Receivables Trust 2016-
1 Month LIBOR + 1.15%			3
Drive Auto Receivables Trust			1.34%, 11/15/2019		65	65
2.30%, 05/17/2021	2,275	2,269	Santander Drive Auto Receivables Trust 2017-
Drive Auto Receivables Trust 2016-C			1
2.37%, 11/16/2020(g)	8,000	8,006	2.58%, 05/16/2022		5,000	4,981
			Santander Retail Auto Lease Trust 2017-A
			1.83%, 03/20/2020(g)		8,000	8,000
			1 Month LIBOR + 0.27%
			2.68%, 01/20/2022(g)		2,625	2,605
			World Omni Auto Receivables Trust 2014-B
			1.14%, 01/15/2020		1,791	1,788

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)				Banks (continued)
World Omni Automobile Lease Securitization				Bank of America Corp
Trust 2016-A				1.78%, 05/04/2027(j)	EUR	350	$448
1.97%, 02/15/2019		$4,551	$4,554	Euribor 3 Month + 1.20%
1 Month LIBOR + 0.41%				2.56%, 02/05/2026(c),(h)		$2,485	2,485
			$168,892	3 Month LIBOR + 0.77%
Automobile Manufacturers - 1.35%				4.20%, 08/26/2024		11,885	12,328
BCD Acquisition Inc				4.24%, 04/24/2038(j)		2,415	2,564
9.63%, 09/15/2023(g)		90	98	3 Month LIBOR + 1.81%
Daimler Finance North America LLC				4.25%, 10/22/2026		4,461	4,617
2.25%, 03/02/2020(g)		9,440	9,357	6.10%, 12/31/2049(f),(j)		3,955	4,266
2.85%, 01/06/2022(g)		2,175	2,162	3 Month LIBOR + 3.90%
Ford Motor Co				7.00%, 07/31/2028	GBP	100	201
5.29%, 12/08/2046		1,215	1,273	Bank of New York Mellon Corp/The
Ford Motor Credit Co LLC				4.62%, 12/31/2049(f),(j)		$7,125	7,143
2.60%, 11/04/2019		1,275	1,271	3 Month LIBOR + 3.13%
3.34%, 03/28/2022		1,725	1,720	4.95%, 12/31/2049(f),(j)		10,420	10,657
General Motors Co				3 Month LIBOR + 3.42%
3.50%, 10/02/2018		4,320	4,355	Banque Centrale de Tunisie International
5.15%, 04/01/2038		2,350	2,462	Bond
6.25%, 10/02/2043		1,620	1,913	5.75%, 01/30/2025		1,500	1,486
6.60%, 04/01/2036		1,820	2,206	Barclays PLC
General Motors Financial Co Inc				3.25%, 01/17/2033	GBP	150	211
2.69%, 01/05/2023		5,485	5,512	4.84%, 05/09/2028		$910	933
3 Month LIBOR + 0.99%				BBVA Banco Continental SA
3.45%, 01/14/2022		1,670	1,676	5.00%, 08/26/2022(g)		975	1,043
3.85%, 01/05/2028		4,730	4,611	BNP Paribas SA
3.95%, 04/13/2024		3,655	3,699	6.75%, 12/31/2049(f),(g)		4,330	4,666
Jaguar Land Rover Automotive PLC				USSW5 Index Spread + 4.92%
4.50%, 10/01/2027(g)		735	724	BPCE SA
Mclaren Finance PLC				4.50%, 03/15/2025(g)		4,450	4,582
5.75%, 08/01/2022(g)		385	395	4.88%, 04/01/2026(g)		2,125	2,241
Navistar International Corp				5.25%, 04/16/2029	GBP	200	345
6.63%, 11/01/2025(g)		1,693	1,770	5.70%, 10/22/2023(g)		$6,075	6,655
Toyota Motor Credit Corp				CIT Group Inc
2.12%, 01/17/2019		1,320	1,323	3.88%, 02/19/2019		320	323
3 Month LIBOR + 0.39%				5.80%, 12/31/2049(f),(j)		500	510
			$46,527	3 Month LIBOR + 3.97%
Automobile Parts & Equipment - 0.13%				Citigroup Inc
Allison Transmission Inc				2.69%, 07/24/2023		4,215	4,274
4.75%, 10/01/2027(g)		140	139	3 Month LIBOR + 0.95%
5.00%, 10/01/2024(g)		1,050	1,061	3.50%, 05/15/2023		3,330	3,346
American Axle & Manufacturing Inc				3.52%, 10/27/2028(j)		7,105	7,028
6.25%, 04/01/2025(g)		2,090	2,184	3 Month LIBOR + 1.15%
Dana Inc				4.28%, 04/24/2048(j)		1,090	1,151
5.50%, 12/15/2024		850	886	3 Month LIBOR + 1.84%
Goodyear Tire & Rubber Co/The				4.75%, 05/18/2046		605	656
5.13%, 11/15/2023		135	139	CoBank ACB
IHO Verwaltungs GmbH				6.25%, 12/31/2049(f),(j)		1,270	1,385
4.75%, 09/15/2026(g),(i)		5	5	3 Month LIBOR + 4.66%
Titan International Inc				Cooperatieve Rabobank UA
6.50%, 11/30/2023(g)		60	62	4.38%, 08/04/2025		635	660
			$4,476	4.63%, 05/23/2029	GBP	250	413
Banks - 9.88%				5.25%, 09/14/2027		125	213
				5.25%, 08/04/2045		$2,220	2,628
Banco Bilbao Vizcaya Argentaria SA				5.50%, 12/31/2049(f)	EUR	425	578
3.50%, 04/11/2024	EUR	200	258	EUR Swap Annual 5YR + 5.25%
EUR Swap Annual 5YR + 2.55%
6.13%, 12/31/2049(f)		$8,800	9,156	Corp Financiera de Desarrollo SA
				4.75%, 07/15/2025(g)		$475	505
USSW5 Index Spread + 3.87%
Banco de Credito e Inversiones				Credit Suisse AG
3.50%, 10/12/2027(g)		1,300	1,252	5.75%, 09/18/2025	EUR	450	631
Banco General SA				EUR Swap Annual 5YR + 4.00%
4.13%, 08/07/2027(g)		1,900	1,914	Credit Suisse Group AG
				2.77%, 12/14/2023(g)		$2,500	2,557
Banco Inbursa SA Institucion de Banca				3 Month LIBOR + 1.20%
Multiple
4.38%, 04/11/2027(g)		1,275	1,272	3.00%, 12/14/2023(g),(j)		500	489
Banco Santander SA				3 Month LIBOR + 1.20%
6.25%, 12/31/2049(f)	EUR	600	776	7.13%, 12/31/2049(f)		5,310	5,781
EUR Swap Annual 5YR + 5.41%				USSW5 Index Spread + 5.11%
				Discover Bank
				3.10%, 06/04/2020		630	634
				First Republic Bank/CA
				4.63%, 02/13/2047		250	261

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)					Banks (continued)
Goldman Sachs Group Inc/The					Royal Bank of Scotland Group
2.00%, 07/27/2023		$500	$656		PLC (continued)
2.50%, 10/18/2021		200	267		7.50%, 12/31/2049(f)		$7,941	$8,408
2.74%, 07/24/2023		3,870	3,926		USSW5 Index Spread + 5.80%
3 Month LIBOR + 1.00%					Santander Issuances SAU
2.91%, 06/05/2023(j)		1,110	1,089		2.50%, 03/18/2025	EUR	100	131
3 Month LIBOR + 1.05%					Santander UK Group Holdings PLC
4.25%, 01/29/2026	GBP	100	159		7.38%, 12/31/2049(f)	GBP	200	326
5.00%, 12/31/2049(f),(j)		$11,795	11,566		GBP Swap 5YR + 5.54%
3 Month LIBOR + 2.87%					Santander UK PLC
5.38%, 12/31/2049(f),(j)		8,445	8,720		5.00%, 11/07/2023(g)		$7,220	7,617
3 Month LIBOR + 3.92%					Skandinaviska Enskilda Banken AB
6.75%, 10/01/2037		4,065	5,363		2.50%, 05/28/2026	EUR	250	330
HBOS PLC					EUR Swap Annual 5YR + 1.45%
4.50%, 03/18/2030(j)	EUR	500	727		5.75%, 12/31/2049(f)		$6,090	6,273
Euribor 3 Month + 1.37%					USSW5 Index Spread + 3.85%
HSBC Holdings PLC					Svenska Handelsbanken AB
3.60%, 05/25/2023		$400	407		2.66%, 01/15/2024	EUR	500	635
4.38%, 11/23/2026		3,355	3,455		EUR Swap Annual 5YR + 1.43%
ING Bank NV					Synchrony Bank
5.80%, 09/25/2023(g)		995	1,100		3.00%, 06/15/2022		$2,255	2,229
ING Groep NV					UBS AG
6.00%, 12/31/2049(f)		1,935	1,994		4.75%, 02/12/2026	EUR	250	345
USSW5 Index Spread + 4.45%					EUR Swap Annual 5YR + 3.40%
Intesa Sanpaolo SpA					UBS Group AG
3.13%, 07/14/2022(g)		4,355	4,293		5.75%, 12/31/2049(f)		675	956
3.88%, 07/14/2027(g)		3,890	3,817		EUR Swap Annual 5YR + 5.29%
3.93%, 09/15/2026	EUR	650	895		6.88%, 12/31/2049(f)		$5,475	6,093
4.38%, 01/12/2048(g)		$2,050	2,050		USSW5 Index Spread + 4.59%
5.71%, 01/15/2026(g)		20,205	21,241		UBS Group Funding Switzerland AG
JPMorgan Chase & Co					2.37%, 08/15/2023(g)		10,395	10,501
2.56%, 01/10/2025		2,010	2,040		3 Month LIBOR + 0.95%
3 Month LIBOR + 0.85%					UniCredit SpA
3.63%, 12/01/2027		2,239	2,218		5.86%, 06/19/2032(g)		3,245	3,458
3.88%, 07/24/2038(j)		1,770	1,786		USD ICE SWAP Rate NY 5 + 3.70%
3 Month LIBOR + 1.36%					Wells Fargo & Co
3.96%, 11/15/2048(j)		880	889		3.00%, 10/31/2023		4,670	4,814
3 Month LIBOR + 1.38%					3 Month LIBOR + 1.23%
4.13%, 12/15/2026		3,020	3,126		4.40%, 06/14/2046		2,455	2,570
4.62%, 12/31/2049(f),(j)		8,985	8,733		4.75%, 12/07/2046		1,015	1,127
3 Month LIBOR + 2.58%					Westpac Banking Corp
4.95%, 06/01/2045		1,625	1,838		2.13%, 05/02/2025	GBP	100	142
5.00%, 12/31/2049(f),(j)		600	609		Westpac Banking Corp/New Zealand
3 Month LIBOR + 3.32%					5.00%, 12/31/2049(f)		$7,790	7,711
5.63%, 08/16/2043		3,600	4,395		USD ICE SWAP Rate NY 5 + 2.89%
Lloyds Banking Group PLC								$339,417
4.58%, 12/10/2025		3,365	3,469		Beverages - 0.74%
4.65%, 03/24/2026		9,455	9,785		Anheuser-Busch InBev Finance Inc
7.00%, 12/31/2049(f)	GBP	200	300		2.65%, 02/01/2021		4,900	4,884
GBP Swap 5YR + 5.06%					3.65%, 02/01/2026		5,015	5,075
Morgan Stanley					4.70%, 02/01/2036		3,055	3,372
1.88%, 04/27/2027	EUR	500	635		4.90%, 02/01/2046		4,830	5,458
2.62%, 05/08/2024		$5,665	5,838		Anheuser-Busch InBev SA/NV
3 Month LIBOR + 1.22%					4.00%, 09/24/2025	GBP	150	241
2.63%, 03/09/2027	GBP	230	329		Central American Bottling Corp
3.70%, 10/23/2024		$2,485	2,524		5.75%, 01/31/2027(g)		$525	550
3.77%, 01/24/2029(j)		4,765	4,797		5.75%, 01/31/2027		1,075	1,127
3 Month LIBOR + 1.14%					Coca-Cola Icecek AS
3.88%, 01/27/2026		3,440	3,515		4.22%, 09/19/2024(g)		525	534
3.97%, 07/22/2038(j)		80	82		4.75%, 10/01/2018(g)		1,050	1,061
3 Month LIBOR + 1.46%					Constellation Brands Inc
5.00%, 11/24/2025		6,635	7,179		3.88%, 11/15/2019		320	327
5.55%, 12/31/2049(f),(j)		2,700	2,791		Corp Lindley SA
3 Month LIBOR + 3.81%					6.75%, 11/23/2021(g)		307	337
5.75%, 01/25/2021		1,985	2,146		6.75%, 11/23/2021		379	416
Royal Bank of Scotland Group PLC					Molson Coors Brewing Co
2.89%, 05/15/2023		7,555	7,748		1.25%, 07/15/2024	EUR	175	217
3 Month LIBOR + 1.47%					PepsiCo Inc
3.63%, 03/25/2024	EUR	450	578		3.00%, 10/15/2027		$215	210
EUR Swap Annual 5YR + 2.65%					4.45%, 04/14/2046		555	619
5.13%, 05/28/2024		$10,504	10,975
6.13%, 12/15/2022		165	179

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Beverages (continued)			Chemicals (continued)
Pernod Ricard SA			Hexion Inc
5.75%, 04/07/2021(g)	$1,045	$1,135	6.63%, 04/15/2020	$75	$68
		$25,563	Mexichem SAB de CV
Biotechnology - 0.49%			4.88%, 09/19/2022(g)	1,100	1,160
Amgen Inc			Monsanto Co
4.66%, 06/15/2051	960	1,045	3.95%, 04/15/2045	2,780	2,742
Celgene Corp			4.40%, 07/15/2044	802	843
2.88%, 08/15/2020	1,905	1,913	NOVA Chemicals Corp
3.45%, 11/15/2027	1,290	1,261	5.25%, 08/01/2023(g)	385	396
4.35%, 11/15/2047	8,175	8,251	5.25%, 06/01/2027(g)	870	868
5.00%, 08/15/2045	2,525	2,788	Olin Corp
5.25%, 08/15/2043	115	129	5.00%, 02/01/2030	180	180
Genzyme Corp			5.13%, 09/15/2027	40	42
5.00%, 06/15/2020	30	32	Platform Specialty Products Corp
Gilead Sciences Inc			5.88%, 12/01/2025(g)	545	554
1.85%, 09/20/2019	1,230	1,221	6.50%, 02/01/2022(g)	65	67
2.50%, 09/01/2023	30	29	Sherwin-Williams Co/The
4.15%, 03/01/2047	25	26	3.13%, 06/01/2024	85	84
		$16,695	4.50%, 06/01/2047	595	628
Building Materials - 0.27%					$19,917
American Woodmark Corp			Coal - 0.03%
4.88%, 03/15/2026(c),(g),(h)	185	185	Alliance Resource Operating Partners LP /
BMC East LLC			Alliance Resource Finance Corp
5.50%, 10/01/2024(g)	725	750	7.50%, 05/01/2025(g)	910	985
Cemex SAB de CV
5.70%, 01/11/2025	1,950	2,054	Commercial Mortgage Backed Securities - 5.34%
6.13%, 05/05/2025(g)	965	1,029	Banc of America Commercial Mortgage Trust
Jeld-Wen Inc			2008-1
4.63%, 12/15/2025(g)	345	345	6.12%, 02/10/2051(i)	933	932
4.88%, 12/15/2027(g)	210	210	Banc of America Commercial Mortgage Trust
Johnson Controls International plc			2016-UBS10
5.13%, 09/14/2045	90	105	4.91%, 07/15/2049(i)	3,000	3,118
Masco Corp			BANK 2017-BNK5
3.50%, 04/01/2021	50	50	3.39%, 06/15/2060	2,350	2,355
Norbord Inc			BANK 2017-BNK9
5.38%, 12/01/2020(g)	650	681	4.03%, 11/15/2054	2,000	2,017
Owens Corning			CFCRE Commercial Mortgage Trust 2011-
7.00%, 12/01/2036	1,170	1,526	C2
St Marys Cement Inc Canada			5.75%, 12/15/2047(g),(i)	975	1,049
5.75%, 01/28/2027(g)	1,275	1,343	Citigroup Commercial Mortgage Trust 2015-
Standard Industries Inc/NJ			GC29
4.75%, 01/15/2028(g)	735	730	3.19%, 04/10/2048	3,000	2,986
6.00%, 10/15/2025(g)	150	159	4.15%, 04/10/2048(i)	2,000	1,971
		$9,167	Citigroup Commercial Mortgage Trust 2015-
Chemicals - 0.58%			GC35
Aruba Investments Inc			3.82%, 11/10/2048	1,000	1,033
8.75%, 02/15/2023(g)	1,310	1,375	Citigroup Commercial Mortgage Trust 2016-
Ashland LLC			GC37
4.75%, 08/15/2022	60	62	3.58%, 04/10/2049	1,750	1,708
Blue Cube Spinco Inc			Citigroup Commercial Mortgage Trust 2017-
9.75%, 10/15/2023	565	667	C4
Braskem Finance Ltd			1.13%, 10/12/2050(i),(k)	12,984	1,014
5.38%, 05/02/2022	1,225	1,299	COMM 2012-CCRE3 Mortgage Trust
6.45%, 02/03/2024	1,075	1,213	4.76%, 10/15/2045(g),(i)	2,715	2,608
Braskem Netherlands Finance BV			COMM 2012-CCRE5 Mortgage Trust
4.50%, 01/10/2028(g)	1,525	1,540	3.22%, 12/10/2045(g)	2,000	1,990
CF Industries Inc			COMM 2013-CCRE11 Mortgage Trust
5.15%, 03/15/2034	1,380	1,392	1.12%, 08/10/2050(i),(k)	58,174	2,506
7.13%, 05/01/2020	243	264	4.72%, 08/10/2050(i)	5,000	5,339
Chemours Co/The			COMM 2013-CCRE6 Mortgage Trust
6.63%, 05/15/2023	130	137	4.07%, 03/10/2046(g),(i)	500	457
Consolidated Energy Finance SA			COMM 2013-CCRE8 Mortgage Trust
5.34%, 06/15/2022(g)	250	249	3.96%, 06/10/2046(g),(i)	3,000	3,016
3 Month LIBOR + 3.75%			COMM 2013-LC6 Mortgage Trust
6.75%, 10/15/2019(g)	1,058	1,077	4.31%, 01/10/2046(g),(i)	1,470	1,369
6.88%, 06/15/2025(g)	1,540	1,629	COMM 2014-CCRE16 Mortgage Trust
Equate Petrochemical BV			4.05%, 04/10/2047	600	628
3.00%, 03/03/2022(g)	925	908	COMM 2014-CCRE17 Mortgage Trust
3.00%, 03/03/2022	375	368	4.73%, 05/10/2047(i)	2,400	2,341
GCP Applied Technologies Inc			COMM 2014-LC17 Mortgage Trust
9.50%, 02/01/2023(g)	95	105	4.49%, 10/10/2047(i)	5,000	5,163
			COMM 2014-UBS5 Mortgage Trust
			1.03%, 09/10/2047(i),(k)	69,134	2,775

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2015-CCRE22 Mortgage Trust			JPMBB Commercial Mortgage Securities
4.12%, 03/10/2048(i)	$1,611	$1,579	Trust 2015-C28
COMM 2015-LC23 Mortgage Trust			3.99%, 10/15/2048		$7,000	$6,961
3.77%, 10/10/2048	2,000	2,060	JPMBB Commercial Mortgage Securities
COMM 2015-PC1 Mortgage Trust			Trust 2015-C31
4.29%, 07/10/2050(i)	2,000	2,071	0.98%, 08/15/2048(i),(k)		42,163	2,173
Credit Suisse Commercial Mortgage Trust			JPMCC Commercial Mortgage Securities
Series 2006-C5			Trust 2017-JP7
0.68%, 12/15/2039(i),(k)	1,593	—	3.81%, 09/15/2050(i)		2,500	2,410
DBJPM 16-C3 Mortgage Trust			LB-UBS Commercial Mortgage Trust 2005-
2.89%, 09/10/2049	2,000	1,934	C3
DBUBS 2011-LC2 Mortgage Trust			0.81%, 07/15/2040(g),(i),(k)		2,435	29
5.54%, 07/10/2044(g),(i)	5,000	5,193	LB-UBS Commercial Mortgage Trust 2007-
GE Commercial Mortgage Corp Series 2007-			C1
C1 Trust			0.32%, 02/15/2040(i),(k)		563	—
5.61%, 12/10/2049(i)	6,000	6,023	LB-UBS Commercial Mortgage Trust 2007-
GS Mortgage Securities Trust 2011-GC5			C6
1.35%, 08/10/2044(g),(i),(k)	93,079	3,512	6.11%, 07/15/2040(i)		2,034	2,033
GS Mortgage Securities Trust 2012-GCJ7			Morgan Stanley Bank of America Merrill
2.22%, 05/10/2045(i),(k)	13,545	809	Lynch Trust 2013-C11
GS Mortgage Securities Trust 2013-GC16			0.49%, 08/15/2046(i),(k)		24,653	294
1.40%, 11/10/2046(i),(k)	28,778	1,147	Morgan Stanley Bank of America Merrill
5.33%, 11/10/2046(i)	800	812	Lynch Trust 2013-C9
GS Mortgage Securities Trust 2013-GCJ12			3.46%, 05/15/2046		1,781	1,774
3.78%, 06/10/2046(i)	555	554	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2014-GC26			Lynch Trust 2014-C15
1.06%, 11/10/2047(i),(k)	49,186	2,542	1.08%, 04/15/2047(i),(k)		52,944	2,368
GS Mortgage Securities Trust 2015-GC34			4.05%, 04/15/2047		3,000	3,138
3.51%, 10/10/2048	1,482	1,500	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2015-GS1			Lynch Trust 2014-C16
3.73%, 11/10/2048	3,250	3,341	1.16%, 06/15/2047(i),(k)		24,876	1,143
JP Morgan Chase Commercial Mortgage			4.75%, 06/15/2047(i)		4,250	4,289
Securities Trust 2005-CIBC12			Morgan Stanley Bank of America Merrill
5.44%, 09/12/2037(i)	244	5	Lynch Trust 2014-C18
JP Morgan Chase Commercial Mortgage			4.44%, 10/15/2047(i)		3,864	3,956
Securities Trust 2010-C1			Morgan Stanley Bank of America Merrill
5.95%, 06/15/2043(g)	2,585	2,565	Lynch Trust 2015-C20
JP Morgan Chase Commercial Mortgage			3.61%, 02/15/2048		2,000	1,978
Securities Trust 2011-C5			4.16%, 02/15/2048		1,975	1,960
5.41%, 08/15/2046(g),(i)	800	839	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2015-C26
Securities Trust 2012-LC9			3.89%, 10/15/2048(i)		3,000	3,040
1.56%, 12/15/2047(i),(k)	16,201	902	Morgan Stanley Bank of America Merrill
3.35%, 12/15/2047(g)	2,000	1,998	Lynch Trust 2016-C30
JP Morgan Chase Commercial Mortgage			3.18%, 09/15/2049		1,571	1,495
Securities Trust 2013-C16			Morgan Stanley Bank of America Merrill
1.11%, 12/15/2046(i),(k)	11,350	421	Lynch Trust 2016-C31
JP Morgan Chase Commercial Mortgage			3.10%, 11/15/2049		2,579	2,529
Securities Trust 2016-JP3			Morgan Stanley Bank of America Merrill
3.14%, 08/15/2049	3,000	2,902	Lynch Trust 2016-C32
JP Morgan Chase Commercial Mortgage			3.72%, 12/15/2049		3,375	3,466
Securities Trust 2016-JP4			Morgan Stanley Capital I 2017-HR2
3.46%, 12/15/2049(i)	1,682	1,593	3.59%, 12/15/2050		1,000	1,016
3.65%, 12/15/2049(i)	1,600	1,634	Morgan Stanley Capital I Trust 2016-UBS9
JPMBB Commercial Mortgage Securities			3.59%, 03/15/2049		1,500	1,532
Trust 2013-C15			MSBAM Commercial Mortgage Securities
1.25%, 11/15/2045(i),(k)	33,488	1,341	Trust 2012-CKSV
JPMBB Commercial Mortgage Securities			1.10%, 10/15/2030(g),(i),(k)		22,519	946
Trust 2014-C18			UBS Commercial Mortgage Trust 2012-C1
4.81%, 02/15/2047(i)	1,000	1,052	3.40%, 05/10/2045		486	495
4.81%, 02/15/2047(i)	2,700	2,775	UBS-Barclays Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			2012	-C3
Trust 2014-C19			3.09%, 08/10/2049		1,210	1,215
1.14%, 04/15/2047(i),(k)	44,919	1,166	5.04%, 08/10/2049(g),(i)		1,500	1,547
JPMBB Commercial Mortgage Securities			UBS-Barclays Commercial Mortgage Trust
Trust 2014-C24			2012	-C4
1.05%, 11/15/2047(i),(k)	9,282	385	1.68%, 12/10/2045(g),(i),(k)		20,749	1,270
3.92%, 11/15/2047(g),(i)	1,000	861	3.32%, 12/10/2045(g)		2,300	2,274
4.42%, 11/15/2047(i)	4,350	4,394	UBS-Barclays Commercial Mortgage Trust
			2013	-C5
			3.18%, 03/10/2046		1,580	1,590
			4.08%, 03/10/2046(g),(i)		1,090	981

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)					Computers (continued)
Wells Fargo Commercial Mortgage Trust					Apple Inc	(continued)
2015-NX	S3				4.65%, 02/23/2046		$3,865	$4,395
4.49%, 09/15/2057(i)			$1,400	$1,453	Dell Inc
Wells Fargo Commercial Mortgage Trust					5.65%, 04/15/2018		365	367
2016	-C36				Dell International LLC / EMC Corp
3.07%, 11/15/2059			750	733	3.48%, 06/01/2019(g)		105	106
Wells Fargo Commercial Mortgage Trust					5.45%, 06/15/2023(g)		3,650	3,911
2017	-C38				5.88%, 06/15/2021(g)		365	379
3.45%, 07/15/2050			3,000	3,011	6.02%, 06/15/2026(g)		2,775	3,035
Wells Fargo Commercial Mortgage Trust					7.13%, 06/15/2024(g)		1,975	2,159
2017	-RC1				8.35%, 07/15/2046(g)		2,435	3,195
3.63%, 01/15/2060			5,000	5,070	EMC Corp
WFRBS Commercial Mortgage Trust 2013-					2.65%, 06/01/2020		320	316
C12					Hewlett Packard Enterprise Co
1.29%, 03/15/2048(g),(i),(k)			47,027	2,372	2.85%, 10/05/2018		1,390	1,396
WFRBS Commercial Mortgage Trust 2014-					West Corp
C22					8.50%, 10/15/2025(g)		715	704
4.07%, 09/15/2057(i)			5,000	5,126	Western Digital Corp
4.37%, 09/15/2057(i)			2,000	2,007	10.50%, 04/01/2024		145	170
WFRBS Commercial Mortgage Trust 2014-								$46,413
C23					Consumer Products - 0.33%
0.66%, 10/15/2057(i),(k)			53,045	1,665	ACCO Brands Corp
				$183,624	5.25%, 12/15/2024(g)		20	20
Commercial Services - 0.24%					Reckitt Benckiser Treasury Services PLC
ADT Corp/The					2.23%, 06/24/2022(g)		4,575	4,572
6.25%, 10/15/2021			120	130	3 Month LIBOR + 0.56%
Ahern Rentals Inc					2.75%, 06/26/2024(g)		6,740	6,473
7.38%, 05/15/2023(g)			1,530	1,476	Spectrum Brands Inc
APX Group Inc					5.75%, 07/15/2025		135	142
7.63%, 09/01/2023			60	64				$11,207
Avis Budget Car Rental LLC / Avis Budget					Cosmetics & Personal Care - 0.03%
Finance Inc					Avon International Operations Inc
5.50%, 04/01/2023			45	45	7.88%, 08/15/2022(g)		80	82
DP World Ltd					Natura Cosmeticos SA
6.85%, 07/02/2037			540	675	5.38%, 02/01/2023(g),(h)		1,000	1,005
GW Honos Security Corp								$1,087
8.75%, 05/15/2025(g)			995	1,080
					Credit Card Asset Backed Securities - 0.72%
Hertz Corp/The
7.63%, 06/01/2022(g)			70	73	Capital One Multi-Asset Execution Trust
					2.01%, 02/15/2022		500	502
IHS Markit Ltd					1 Month LIBOR + 0.45%
4.75%, 02/15/2025(g)			407	423
					2.07%, 09/16/2024		510	515
Jaguar Holding Co II / Pharmaceutical Product					1 Month LIBOR + 0.51%
Development LLC					2.19%, 02/15/2024		1,900	1,926
6.38%, 08/01/2023(g)			65	67
					1 Month LIBOR + 0.63%
Nielsen Finance LLC / Nielsen Finance Co
5.00%, 04/15/2022(g)			155	158	Chase Issuance Trust
					1.36%, 04/15/2020		6,735	6,730
Prime Security Services Borrower LLC /					1.97%, 05/17/2021		4,625	4,649
Prime Finance Inc					1 Month LIBOR + 0.41%
9.25%, 05/15/2023(g)			115	127
					World Financial Network Credit Card Master
RR Donnelley & Sons Co					Trust
7.88%, 03/15/2021			40	42	1.44%, 06/15/2022		575	573
Service Corp International/US					1.61%, 12/15/2021		650	650
5.38%, 05/15/2024			205	216	2.04%, 02/15/2022		9,355	9,361
Team Health Holdings Inc					1 Month LIBOR + 0.48%
6.38%, 02/01/2025(g)			1,090	1,016
								$24,906
TMS International Corp
7.25%, 08/15/2025(g)			1,095	1,150	Distribution & Wholesale - 0.05%
					American Builders & Contractors Supply Co
United Rentals North America Inc					Inc
4.63%, 10/15/2025			910	924	5.75%, 12/15/2023(g)		570	601
4.88%, 01/15/2028			310	310	Global Partners LP / GLP Finance Corp
5.88%, 09/15/2026			115	123	7.00%, 06/15/2023		975	1,007
				$8,099	H&E Equipment Services Inc
Computers - 1.35%					5.63%, 09/01/2025(g)		35	36
Apple Inc					HD Supply Inc
2.75%, 01/13/2025			5,600	5,451	5.75%, 04/15/2024(g)		110	118
2.85%, 05/11/2024			5,745	5,675				$1,762
3.00%, 02/09/2024			4,950	4,933	Diversified Financial Services - 1.11%
3.00%, 06/20/2027			1,685	1,639	AerCap Ireland Capital DAC / AerCap Global
3.05%, 07/31/2029		GBP	125	193	Aviation Trust
3.20%, 05/11/2027			$2,520	2,490	4.63%, 10/30/2020		265	277
3.35%, 02/09/2027			4,030	4,029
4.25%, 02/09/2047			1,740	1,870

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Electric (continued)
Aircastle Ltd				Calpine Corp
5.13%, 03/15/2021		$220	$231	5.75%, 01/15/2025		$95	$90
Ally Financial Inc				Centrais Eletricas Brasileiras SA
3.25%, 11/05/2018		20	20	5.75%, 10/27/2021		1,250	1,289
4.25%, 04/15/2021		230	235	CMS Energy Corp
4.75%, 09/10/2018		220	222	4.70%, 03/31/2043		910	994
5.75%, 11/20/2025		4,365	4,661	4.88%, 03/01/2044		1,835	2,092
8.00%, 11/01/2031		125	159	Colbun SA
Blackstone Holdings Finance Co LLC				3.95%, 10/11/2027(g)		1,950	1,942
2.00%, 05/19/2025	EUR	250	329	Commonwealth Edison Co
Brookfield Finance Inc				3.70%, 03/01/2045		690	686
3.90%, 01/25/2028		$3,870	3,802	3.80%, 10/01/2042		905	913
4.70%, 09/20/2047		3,455	3,485	4.35%, 11/15/2045		1,660	1,824
Brookfield Finance LLC				Consolidated Edison Co of New York Inc
4.00%, 04/01/2024		4,965	5,087	4.63%, 12/01/2054		1,940	2,178
Charles Schwab Corp/The				Dominion Energy Inc
5.00%, 12/31/2049(f),(j)		3,200	3,162	3.90%, 10/01/2025		1,670	1,713
3 Month LIBOR + 2.58%				DPL Inc
Credit Acceptance Corp				7.25%, 10/15/2021		190	211
6.13%, 02/15/2021		1,185	1,197	DTE Energy Co
7.38%, 03/15/2023		1,355	1,416	6.38%, 04/15/2033		2,510	3,203
Doric Nimrod Air Finance Alpha Ltd 2012-1				Duke Energy Corp
Class B Pass Through Trust				2.65%, 09/01/2026		1,095	1,020
6.50%, 05/30/2021(g)		520	532	3.75%, 04/15/2024		1,500	1,539
E*TRADE Financial Corp				3.75%, 09/01/2046		30	29
5.30%, 12/31/2049(f),(j)		1,520	1,514	Dynegy Inc
3 Month LIBOR + 3.16%				7.38%, 11/01/2022		935	988
Fly Leasing Ltd				8.13%, 01/30/2026(g)		635	700
6.38%, 10/15/2021		200	209	Electricite de France SA
GE Capital International Funding Co				2.15%, 01/22/2019(g)		70	70
Unlimited Co				2.35%, 10/13/2020(g)		155	154
2.34%, 11/15/2020		200	197	4.25%, 12/29/2049(f)	EUR	400	528
4.42%, 11/15/2035		4,020	4,134	EUR Swap Annual 7YR + 3.02%
ILFC E-Capital Trust II				4.63%, 09/11/2024		250	384
4.62%, 12/21/2065(g),(i)		355	349	5.50%, 10/17/2041	GBP	100	185
International Lease Finance Corp				5.63%, 12/31/2049(f),(g)		$2,940	3,028
6.25%, 05/15/2019		60	63	USSW10 Index Spread + 3.04%
National Rural Utilities Cooperative Finance				6.00%, 12/29/2049(f)	GBP	100	153
Corp				GBP Swap 13YR + 3.96%
2.40%, 04/25/2022		145	142	6.25%, 05/30/2028		50	93
4.75%, 04/30/2043(j)		855	888	Elwood Energy LLC
3 Month LIBOR + 2.91%				8.16%, 07/05/2026		$551	615
Navient Corp				Emera US Finance LP
5.50%, 01/15/2019		215	219	2.70%, 06/15/2021		100	99
5.88%, 03/25/2021		10	10	Enel Finance International NV
6.13%, 03/25/2024		1,390	1,418	2.88%, 05/25/2022(g)		2,395	2,362
6.63%, 07/26/2021		190	202	Exelon Corp
8.00%, 03/25/2020		210	227	2.85%, 06/15/2020		2,560	2,565
Quicken Loans Inc				3.50%, 06/01/2022		1,740	1,752
5.75%, 05/01/2025(g)		120	122	4.45%, 04/15/2046		490	516
Springleaf Finance Corp				5.10%, 06/15/2045		60	69
5.25%, 12/15/2019		445	458	Fortis Inc/Canada
8.25%, 12/15/2020		145	160	2.10%, 10/04/2021		2,470	2,392
SUAM Finance BV				3.06%, 10/04/2026		4,055	3,835
4.88%, 04/17/2024(g)		375	399	Georgia Power Co
Synchrony Financial				4.30%, 03/15/2042		1,355	1,432
3.00%, 08/15/2019		500	502	4.30%, 03/15/2043		1,080	1,130
3.95%, 12/01/2027		1,790	1,759	Indiantown Cogeneration LP
Vantiv LLC / Vanity Issuer Corp				9.77%, 12/15/2020		407	431
4.38%, 11/15/2025(g)		235	233	Kentucky Utilities Co
Visa Inc				3.30%, 10/01/2025		3,105	3,107
2.20%, 12/14/2020		90	89	Listrindo Capital BV
			$38,109	4.95%, 09/14/2026(g)		825	819
Electric - 3.02%				Louisville Gas & Electric Co
Abu Dhabi National Energy Co PJSC				3.30%, 10/01/2025		1,545	1,549
4.38%, 06/22/2026(g)		675	693	MidAmerican Energy Co
Adani Transmission Ltd				4.25%, 05/01/2046		1,030	1,125
4.00%, 08/03/2026(g)		750	729	Mirant Mid-Atlantic Series C Pass Through
AEP Transmission Co LLC				Trust
4.00%, 12/01/2046		930	969	10.06%, 12/30/2028		1,203	1,206
Alabama Power Co				NRG Energy Inc
3.85%, 12/01/2042		850	861	5.75%, 01/15/2028(g)		520	520
				6.25%, 05/01/2024		575	601

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)				Entertainment (continued)
NRG Energy Inc (continued)				Caesars Resort Collection LLC / CRC Finco
6.63%, 01/15/2027		$100	$106	Inc
7.25%, 05/15/2026		620	675	5.25%, 10/15/2025(g)		$1,680	$1,668
OmGrid Funding Ltd				CCM Merger Inc
5.20%, 05/16/2027(g)		1,100	1,089	6.00%, 03/15/2022(g)		1,435	1,471
Oncor Electric Delivery Co LLC				Cedar Fair LP / Canada's Wonderland Co /
2.15%, 06/01/2019		4,630	4,605	Magnum Management Corp / Millennium Op
5.25%, 09/30/2040		950	1,152	5.38%, 04/15/2027(g)		40	42
Pacific Gas & Electric Co				Cinemark USA Inc
3.30%, 12/01/2027(g)		4,305	4,128	4.88%, 06/01/2023		50	51
3.95%, 12/01/2047(g)		1,530	1,474	Eldorado Resorts Inc
4.45%, 04/15/2042		30	31	6.00%, 04/01/2025		10	10
PacifiCorp				7.00%, 08/01/2023		1,175	1,253
2.95%, 06/01/2023		2,466	2,467	GLP Capital LP / GLP Financing II Inc
3.85%, 06/15/2021		1,137	1,176	4.38%, 04/15/2021		340	348
PPL Electric Utilities Corp				5.38%, 04/15/2026		1,030	1,102
3.95%, 06/01/2047		1,945	2,039	International Game Technology PLC
4.75%, 07/15/2043		1,375	1,578	6.50%, 02/15/2025(g)		645	717
PPL WEM Ltd / Western Power Distribution				Lions Gate Entertainment Corp
Ltd				5.88%, 11/01/2024(g)		900	957
5.38%, 05/01/2021(g)		5,425	5,755	Penn National Gaming Inc
Public Service Electric & Gas Co				5.63%, 01/15/2027(g)		595	617
3.65%, 09/01/2042		20	20	Regal Entertainment Group
Puget Energy Inc				5.75%, 03/15/2022		40	41
6.00%, 09/01/2021		2,935	3,210	Scientific Games International Inc
Southern Co/The				5.00%, 10/15/2025(g)		25	25
2.95%, 07/01/2023		2,035	2,010	6.63%, 05/15/2021		300	310
4.25%, 07/01/2036		1,480	1,532	7.00%, 01/01/2022(g)		430	454
4.40%, 07/01/2046		1,050	1,088	Six Flags Entertainment Corp
5.50%, 03/15/2057(j)		5,225	5,488	4.88%, 07/31/2024(g)		90	91
3 Month LIBOR + 3.63%				WMG Acquisition Corp
Southern Power Co				4.88%, 11/01/2024(g)		305	311
1.85%, 06/20/2026	EUR	550	713	5.00%, 08/01/2023(g)		575	589
Southwestern Public Service Co				6.75%, 04/15/2022(g)		50	52
3.70%, 08/15/2047		$1,290	1,277				$10,158
State Grid Overseas Investment 2016 Ltd				Environmental Control - 0.02%
3.50%, 05/04/2027		3,000	2,947	Clean Harbors Inc
Talen Energy Supply LLC				5.13%, 06/01/2021		320	323
7.00%, 10/15/2027		100	76	GFL Environmental Inc
Virginia Electric & Power Co				9.88%, 02/01/2021(g)		105	111
4.45%, 02/15/2044		1,560	1,726	Republic Services Inc
4.65%, 08/15/2043		1,620	1,839	3.80%, 05/15/2018		50	50
Western Power Distribution West Midlands				Waste Pro USA Inc
PLC				5.50%, 02/15/2026(g),(h)		170	173
5.75%, 04/16/2032	GBP	100	190				$657
			$103,774	Food - 0.87%
Electronics - 0.04%				Arcor SAIC
Ingram Micro Inc				6.00%, 07/06/2023(g)		2,470	2,609
5.45%, 12/15/2024		$45	44	BI-LO LLC / BI-LO Finance Corp
Sanmina Corp				9.25%, 02/15/2019(g)		1,420	1,400
4.38%, 06/01/2019(g)		155	158	Cencosud SA
Tech Data Corp				4.38%, 07/17/2027(g)		2,500	2,460
3.70%, 02/15/2022		80	80	Clearwater Seafoods Inc
Tyco Electronics Group SA				6.88%, 05/01/2025(g)		20	20
1.10%, 03/01/2023	EUR	500	631	Gruma SAB de CV
2.38%, 12/17/2018		$150	150	4.88%, 12/01/2024(g)		1,175	1,248
7.13%, 10/01/2037		105	149	Ingles Markets Inc
			$1,212	5.75%, 06/15/2023		775	786
Engineering & Construction - 0.15%				JBS USA LUX SA / JBS USA Finance Inc
MasTec Inc				5.75%, 06/15/2025(g)		615	609
4.88%, 03/15/2023		860	873	7.25%, 06/01/2021(g)		380	388
Mexico City Airport Trust				Kraft Heinz Foods Co
5.50%, 07/31/2047(g)		800	774	2.25%, 05/25/2028	EUR	550	693
SBA Tower Trust				2.80%, 07/02/2020		$6,475	6,478
2.90%, 10/11/2044(g)		2,375	2,381	4.38%, 06/01/2046		75	73
Tutor Perini Corp				5.00%, 07/15/2035		1,155	1,253
6.88%, 05/01/2025(g)		1,065	1,134	5.20%, 07/15/2045		1,445	1,562
			$5,162	Lamb Weston Holdings Inc
Entertainment - 0.30%				4.63%, 11/01/2024(g)		5	5
AMC Entertainment Holdings Inc				4.88%, 11/01/2026(g)		835	852
5.75%, 06/15/2025		50	49	McCormick & Co Inc/MD
				3.40%, 08/15/2027		135	134

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Food (continued)				Healthcare - Products (continued)
Post Holdings Inc				Medtronic Inc (continued)
5.00%, 08/15/2026(g)		$1,620	$1,582	4.38%, 03/15/2035		$990	$1,085
5.75%, 03/01/2027(g)		190	190	Ortho-Clinical Diagnostics Inc / Ortho-
TreeHouse Foods Inc				Clinical Diagnostics SA
4.88%, 03/15/2022		340	345	6.63%, 05/15/2022(g)		60	60
6.00%, 02/15/2024(g)		975	1,012	Teleflex Inc
Want Want China Finance Ltd				4.88%, 06/01/2026		515	525
2.88%, 04/27/2022		1,700	1,669	Universal Hospital Services Inc
Wm Wrigley Jr Co				7.63%, 08/15/2020		2,340	2,352
2.40%, 10/21/2018(g)		1,650	1,652	Zimmer Biomet Holdings Inc
3.38%, 10/21/2020(g)		2,745	2,802	2.00%, 04/01/2018		275	275
			$29,822	2.43%, 12/13/2026	EUR	400	518
Food Service - 0.00%				3.15%, 04/01/2022		$290	288
Aramark Services Inc							$25,444
5.00%, 02/01/2028(g)		75	76	Healthcare - Services - 0.85%
				Acadia Healthcare Co Inc
Forest Products & Paper - 0.19%				5.63%, 02/15/2023		115	116
Domtar Corp				Centene Corp
6.25%, 09/01/2042		1,550	1,676	4.75%, 05/15/2022		1,040	1,082
International Paper Co				5.63%, 02/15/2021		880	905
3.00%, 02/15/2027		75	71	6.13%, 02/15/2024		655	696
4.35%, 08/15/2048		2,470	2,528	CHS/Community Health Systems Inc
4.40%, 08/15/2047		1,255	1,304	6.88%, 02/01/2022		150	107
Mercer International Inc				DaVita Inc
5.50%, 01/15/2026(g)		250	253	5.13%, 07/15/2024		165	166
Sappi Papier Holding GmbH				HCA Healthcare Inc
7.50%, 06/15/2032(g)		630	661	6.25%, 02/15/2021		505	538
			$6,493	HCA Inc
Gas - 0.29%				4.50%, 02/15/2027		315	314
AmeriGas Partners LP / AmeriGas Finance				4.75%, 05/01/2023		2,555	2,655
Corp				5.00%, 03/15/2024		2,525	2,629
5.50%, 05/20/2025		95	97	5.25%, 04/15/2025		100	105
Boston Gas Co				5.25%, 06/15/2026		350	366
3.15%, 08/01/2027(g)		125	122	5.50%, 06/15/2047		2,345	2,389
Dominion Energy Gas Holdings LLC				5.88%, 03/15/2022		10	11
2.80%, 11/15/2020		3,645	3,648	6.50%, 02/15/2020		405	432
NGL Energy Partners LP / NGL Energy				Humana Inc
Finance Corp				3.85%, 10/01/2024		2,100	2,144
6.88%, 10/15/2021		300	307	3.95%, 03/15/2027		1,820	1,841
7.50%, 11/01/2023		1,830	1,908	4.95%, 10/01/2044		830	923
Southern Co Gas Capital Corp				Kindred Healthcare Inc
4.40%, 05/30/2047		2,245	2,339	8.00%, 01/15/2020		40	43
Talent Yield Investments Ltd				MPH Acquisition Holdings LLC
4.50%, 04/25/2022(g)		1,500	1,556	7.13%, 06/01/2024(g)		1,790	1,922
			$9,977	Polaris Intermediate Corp
Healthcare - Products - 0.74%				8.50%, PIK 9.25%, 12/01/2022(g),(i),(l)		595	619
Abbott Laboratories				Tenet Healthcare Corp
2.90%, 11/30/2021		2,875	2,866	4.63%, 07/15/2024(g)		1,125	1,105
4.90%, 11/30/2046		1,790	2,042	6.00%, 10/01/2020		455	478
Avantor Inc				7.50%, 01/01/2022(g)		425	450
9.00%, 10/01/2025(g)		40	40	8.13%, 04/01/2022		935	965
Becton Dickinson and Co				UnitedHealth Group Inc
1.00%, 12/15/2022	EUR	500	624	4.63%, 07/15/2035		3,670	4,165
2.54%, 06/06/2022		$2,235	2,258	WellCare Health Plans Inc
3 Month LIBOR + 1.03%				5.25%, 04/01/2025		1,880	1,963
3.70%, 06/06/2027		8,790	8,660				$29,129
4.67%, 06/06/2047		890	943	Home Builders - 0.25%
DJO Finco Inc / DJO Finance LLC / DJO				Beazer Homes USA Inc
Finance Corp				8.75%, 03/15/2022		940	1,027
8.13%, 06/15/2021(g)		775	748	CalAtlantic Group Inc
Hill-Rom Holdings Inc				8.38%, 01/15/2021		65	74
5.75%, 09/01/2023(g)		740	770	Century Communities Inc
Kinetic Concepts Inc / KCI USA Inc				5.88%, 07/15/2025		2,010	2,038
7.88%, 02/15/2021(g)		860	892	KB Home
Mallinckrodt International Finance SA /				4.75%, 05/15/2019		390	395
Mallinckrodt CB LLC				7.00%, 12/15/2021		300	330
4.88%, 04/15/2020(g)		330	321	Lennar Corp
5.75%, 08/01/2022(g)		95	87	4.13%, 12/01/2018		495	500
Medtronic Inc				4.50%, 04/30/2024		1,440	1,456
2.50%, 03/15/2020		90	90	4.75%, 11/15/2022		435	451
				4.75%, 11/29/2027(g)		20	20
				4.88%, 12/15/2023		340	353

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Home Builders (continued)				Insurance (continued)
PulteGroup Inc				Markel Corp
5.50%, 03/01/2026		$90	$97	3.50%, 11/01/2027		$1,600	$1,556
Taylor Morrison Communities Inc / Taylor				4.30%, 11/01/2047		1,265	1,262
Morrison Holdings II Inc				5.00%, 04/05/2046		3,655	4,014
5.63%, 03/01/2024(g)		730	767	Prudential Financial Inc
Toll Brothers Finance Corp				5.63%, 06/15/2043(j)		4,260	4,634
4.88%, 03/15/2027		60	62	3 Month LIBOR + 3.92%
TRI Pointe Group Inc				Voya Financial Inc
4.88%, 07/01/2021		150	155	5.65%, 05/15/2053(j)		4,090	4,346
5.25%, 06/01/2027		8	8	3 Month LIBOR + 3.58%
TRI Pointe Group Inc / TRI Pointe Homes				XLIT Ltd
Inc				3.25%, 06/29/2047(j)	EUR	170	212
5.88%, 06/15/2024		65	69	Euribor 3 Month + 2.90%
Williams Scotsman International Inc				4.18%, 12/31/2049(f)		$365	343
7.88%, 12/15/2022(g)		765	788	3 Month LIBOR + 2.46%
			$8,590				$59,638
Home Equity Asset Backed Securities - 0.03%				Internet - 0.82%
First NLC Trust 2005-1				Alibaba Group Holding Ltd
2.06%, 05/25/2035		253	237	3.13%, 11/28/2021		200	202
1 Month LIBOR + 0.50%				3.40%, 12/06/2027		10,770	10,452
JP Morgan Mortgage Acquisition Trust 2006-				4.20%, 12/06/2047		2,640	2,638
CW2				Baidu Inc
1.71%, 08/25/2036		505	501	2.88%, 07/06/2022		2,550	2,500
1 Month LIBOR + 0.15%				3.00%, 06/30/2020		2,025	2,024
Saxon Asset Securities Trust 2004-1				3.63%, 07/06/2027		2,000	1,942
3.26%, 03/25/2035		282	160	Match Group Inc
1 Month LIBOR + 1.70%				5.00%, 12/15/2027(g)		60	60
Specialty Underwriting & Residential Finance				Netflix Inc
Trust Series 2004-BC1				4.38%, 11/15/2026		1,060	1,036
2.33%, 02/25/2035		303	299	5.38%, 02/01/2021		200	210
1 Month LIBOR + 0.77%				Symantec Corp
			$1,197	5.00%, 04/15/2025(g)		55	56
Housewares - 0.05%				Tencent Holdings Ltd
Newell Brands Inc				2.99%, 01/19/2023(g)		1,275	1,263
3.85%, 04/01/2023		40	41	3.60%, 01/19/2028(g)		3,060	3,015
5.00%, 11/15/2023		1,605	1,682	3.80%, 02/11/2025(g)		1,200	1,219
			$1,723	Zayo Group LLC / Zayo Capital Inc
Insurance - 1.74%				5.75%, 01/15/2027(g)		65	66
Aegon NV				6.00%, 04/01/2023		1,450	1,512
4.00%, 04/25/2044(j)	EUR	250	348				$28,195
Euribor 3 Month + 3.35%				Iron & Steel - 0.57%
American Equity Investment Life Holding				AK Steel Corp
Co				6.38%, 10/15/2025		610	602
5.00%, 06/15/2027		$720	742	7.00%, 03/15/2027		485	496
American International Group Inc				7.50%, 07/15/2023		475	512
3.30%, 03/01/2021		2,940	2,971	7.63%, 10/01/2021		245	254
3.75%, 07/10/2025		1,960	1,981	Allegheny Technologies Inc
4.50%, 07/16/2044		2,840	2,935	7.88%, 08/15/2023		65	71
Arch Capital Finance LLC				ArcelorMittal
4.01%, 12/15/2026		2,845	2,909	5.75%, 03/01/2021		1,110	1,188
5.03%, 12/15/2046		915	1,045	7.25%, 10/15/2039		955	1,232
AssuredPartners Inc				Big River Steel LLC / BRS Finance Corp
7.00%, 08/15/2025(g)		660	676	7.25%, 09/01/2025(g)		95	102
Brighthouse Financial Inc				Cleveland-Cliffs Inc
3.70%, 06/22/2027(g)		11,755	11,293	4.88%, 01/15/2024(g)		420	418
4.70%, 06/22/2047(g)		4,705	4,643	Commercial Metals Co
Catlin Insurance Co Ltd				4.88%, 05/15/2023		20	20
4.71%, 07/29/2049(f),(g)		2,050	2,009	Signode Industrial Group Lux SA/Signode
3 Month LIBOR + 2.98%				Industrial Group US Inc
Chubb Corp/The				6.38%, 05/01/2022(g)		1,850	1,924
3.97%, 04/15/2037		9,025	8,991	United States Steel Corp
3 Month LIBOR + 2.25%				6.88%, 08/15/2025		1,000	1,050
CNO Financial Group Inc				8.38%, 07/01/2021(g)		32	35
4.50%, 05/30/2020		230	235	Vale Overseas Ltd
5.25%, 05/30/2025		70	72	4.38%, 01/11/2022		4,805	4,985
Genworth Holdings Inc				6.25%, 08/10/2026		1,465	1,699
7.63%, 09/24/2021		120	117	6.88%, 11/21/2036		2,340	2,940
Liberty Mutual Group Inc				Vale SA
4.49%, 03/07/2067(g)		2,345	2,304	5.63%, 09/11/2042		1,950	2,196
3 Month LIBOR + 2.91%							$19,724

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.09%			Media (continued)
Constellation Merger Sub Inc			Comcast Corp (continued)
8.50%, 09/15/2025(g)	$1,315	$1,282	3.38%, 02/15/2025		$6,605	$6,644
NCL Corp Ltd			Cox Communications Inc
4.75%, 12/15/2021(g)	265	274	3.15%, 08/15/2024(g)		100	98
Silversea Cruise Finance Ltd			CSC Holdings LLC
7.25%, 02/01/2025(g)	1,440	1,552	5.50%, 04/15/2027(g)		400	405
		$3,108	6.63%, 10/15/2025(g)		445	476
Lodging - 0.22%			8.63%, 02/15/2019		185	195
Boyd Gaming Corp			10.13%, 01/15/2023(g)		1,250	1,410
6.38%, 04/01/2026	60	64	Discovery Communications LLC
6.88%, 05/15/2023	10	11	1.90%, 03/19/2027	EUR	300	370
Jack Ohio Finance LLC / Jack Ohio Finance 1			2.34%, 09/20/2019		$125	126
Corp			3 Month LIBOR + 0.71%
6.75%, 11/15/2021(g)	1,560	1,642	2.38%, 03/07/2022	EUR	200	265
MGM Resorts International			3.95%, 03/20/2028		$5,515	5,378
6.00%, 03/15/2023	705	761	5.00%, 09/20/2037		3,140	3,207
6.63%, 12/15/2021	980	1,070	5.20%, 09/20/2047		5,045	5,165
Wyndham Worldwide Corp			DISH DBS Corp
2.50%, 03/01/2018	2,920	2,919	5.13%, 05/01/2020		795	808
Wynn Las Vegas LLC / Wynn Las Vegas			5.88%, 11/15/2024		1,650	1,564
Capital Corp			6.75%, 06/01/2021		1,590	1,666
5.25%, 05/15/2027(g)	1,000	987	7.75%, 07/01/2026		765	786
5.50%, 03/01/2025(g)	90	91	7.88%, 09/01/2019		1,122	1,194
		$7,545	iHeartCommunications Inc
Machinery - Construction & Mining - 0.03%			9.00%, 03/01/2021		125	92
BlueLine Rental Finance Corp / BlueLine			Meredith Corp
Rental LLC			6.88%, 02/01/2026(g)		1,820	1,863
9.25%, 03/15/2024(g)	1,045	1,136	Myriad International Holdings BV
			4.85%, 07/06/2027(g)		1,700	1,772
Machinery - Diversified - 0.07%			5.50%, 07/21/2025(g)		775	845
Cloud Crane LLC			NBCUniversal Enterprise Inc
10.13%, 08/01/2024(g)	1,640	1,853	2.41%, 04/15/2018(g)		1,430	1,432
CNH Industrial Capital LLC			3 Month LIBOR + 0.69%
4.88%, 04/01/2021	330	346	NBCUniversal Media LLC
RBS Global Inc / Rexnord LLC			4.45%, 01/15/2043		201	214
4.88%, 12/15/2025(g)	325	329	Nexstar Broadcasting Inc
		$2,528	5.63%, 08/01/2024(g)		55	57
Media - 2.63%			Quebecor Media Inc
21st Century Fox America Inc			5.75%, 01/15/2023		50	53
4.75%, 09/15/2044	15	17	Radiate Holdco LLC / Radiate Finance Inc
5.40%, 10/01/2043	1,555	1,896	6.63%, 02/15/2025(g)		1,190	1,163
6.15%, 02/15/2041	605	797	6.88%, 02/15/2023(g)		265	266
6.40%, 12/15/2035	2,605	3,423	SFR Group SA
Altice Financing SA			6.00%, 05/15/2022(g)		1,145	1,117
6.63%, 02/15/2023(g)	870	881	Sinclair Television Group Inc
Altice Finco SA			5.38%, 04/01/2021		130	132
8.13%, 01/15/2024(g)	520	536	Sirius XM Radio Inc
Altice Luxembourg SA			6.00%, 07/15/2024(g)		280	293
7.75%, 05/15/2022(g)	1,060	1,018	TEGNA Inc
Altice US Finance I Corp			6.38%, 10/15/2023		140	147
5.50%, 05/15/2026(g)	400	409	Time Warner Cable LLC
AMC Networks Inc			5.25%, 07/15/2042	GBP	100	163
4.75%, 12/15/2022	120	122	5.88%, 11/15/2040		$1,780	1,932
4.75%, 08/01/2025	970	969	6.75%, 07/01/2018		920	937
5.00%, 04/01/2024	555	563	8.75%, 02/14/2019		1,165	1,236
Cablevision Systems Corp			Time Warner Inc
5.88%, 09/15/2022	130	131	1.95%, 09/15/2023	EUR	250	326
CCO Holdings LLC / CCO Holdings Capital			2.10%, 06/01/2019		$1,080	1,074
Corp			3.60%, 07/15/2025		1,785	1,764
5.13%, 05/01/2023(g)	3,475	3,542	3.88%, 01/15/2026		2,515	2,508
5.13%, 05/01/2027(g)	935	914	4.05%, 12/15/2023		3,670	3,792
5.25%, 09/30/2022	490	502	Univision Communications Inc
5.75%, 02/15/2026(g)	360	373	5.13%, 02/15/2025(g)		100	97
Charter Communications Operating LLC /			Viacom Inc
Charter Communications Operating Capital			4.38%, 03/15/2043		1,365	1,250
4.20%, 03/15/2028	2,615	2,559	Virgin Media Finance PLC
6.48%, 10/23/2045	6,405	7,478	5.75%, 01/15/2025(g)		205	207
Clear Channel Worldwide Holdings Inc			6.00%, 10/15/2024(g)		405	414
6.50%, 11/15/2022	75	77	Virgin Media Secured Finance PLC
Comcast Corp			5.25%, 01/15/2026(g)		380	387
2.75%, 03/01/2023	4,180	4,144	Ziggo Bond Finance BV
3.15%, 03/01/2026	2,740	2,696	6.00%, 01/15/2027(g)		1,125	1,108

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Miscellaneous Manufacturers - 0.85%
Ziggo Secured Finance BV			Bombardier Inc
5.50%, 01/15/2027(g)	$950	$943	6.13%, 01/15/2023(g)		$415	$419
		$90,388	7.50%, 12/01/2024(g)		825	867
Metal Fabrication & Hardware - 0.02%			7.50%, 03/15/2025(g)		1,320	1,371
Grinding Media Inc / Moly-Cop AltaSteel			8.75%, 12/01/2021(g)		1,195	1,328
Ltd			General Electric Co
7.38%, 12/15/2023(g)	105	112	2.70%, 10/09/2022		180	177
Novelis Corp			4.50%, 03/11/2044		6,610	6,933
5.88%, 09/30/2026(g)	90	93	5.00%, 12/31/2049(f),(j)		9,825	9,948
Park-Ohio Industries Inc			3 Month LIBOR + 3.33%
6.63%, 04/15/2027	430	459	5.30%, 02/11/2021		644	685
		$664	6.88%, 01/10/2039		2,955	4,028
Mining - 1.05%			Ingersoll-Rand Global Holding Co Ltd
Aleris International Inc			2.88%, 01/15/2019		40	40
7.88%, 11/01/2020	450	450	Siemens Financieringsmaatschappij NV
9.50%, 04/01/2021(g)	450	476	2.35%, 10/15/2026(g)		250	231
			2.70%, 03/16/2022(g)		3,150	3,132
Barrick North America Finance LLC
4.40%, 05/30/2021	693	729	2.75%, 09/10/2025	GBP	100	151
5.75%, 05/01/2043	380	468				$29,310
7.50%, 09/15/2038	1,610	2,223	Mortgage Backed Securities - 4.41%
BHP Billiton Finance USA Ltd			Fannie Mae Connecticut Avenue Securities
5.00%, 09/30/2043	550	661	3.01%, 01/25/2029		$4,921	4,967
6.75%, 10/19/2075(g)	1,835	2,137	1 Month LIBOR + 1.45%
USSW5 Index Spread + 5.09%			Fannie Mae REMIC Trust 2005-W2
Constellium NV			1.76%, 05/25/2035		265	264
5.88%, 02/15/2026(g)	435	444	1 Month LIBOR + 0.20%
6.63%, 03/01/2025(g)	805	849	Fannie Mae REMICS
Corp Nacional del Cobre de Chile			2.25%, 07/25/2040		132	127
3.63%, 08/01/2027(g)	1,000	987	3.00%, 04/25/2027(k)		3,606	337
First Quantum Minerals Ltd			3.50%, 09/25/2027(k)		6,039	664
7.50%, 04/01/2025(g)	680	729	3.50%, 11/25/2027(k)		1,555	150
FMG Resources August 2006 Pty Ltd			3.50%, 05/25/2028(k)		2,237	205
5.13%, 05/15/2024(g)	105	106	3.50%, 03/25/2031(k)		3,963	318
9.75%, 03/01/2022(g)	1,560	1,720	4.00%, 04/25/2043(k)		761	119
Freeport-McMoRan Inc			4.49%, 03/25/2047(k)		6,390	1,233
2.38%, 03/15/2018	115	115	1 Month LIBOR + 6.05%
3.88%, 03/15/2023	280	278	4.54%, 02/25/2043(k)		5,326	933
4.55%, 11/14/2024	1,005	1,021	1 Month LIBOR + 6.10%
6.88%, 02/15/2023	15	16	4.54%, 09/25/2046(k)		6,348	1,043
Glencore Finance Canada Ltd			1 Month LIBOR + 6.10%
5.55%, 10/25/2042(g)	3,002	3,345	4.59%, 07/25/2047(k)		4,237	902
Glencore Funding LLC			1 Month LIBOR + 6.15%
3.00%, 10/27/2022(g)	575	565	4.59%, 09/25/2047(k)		10,996	2,211
3.88%, 10/27/2027(g)	3,190	3,122	1 Month LIBOR + 6.15%
IAMGOLD Corp			4.94%, 12/25/2021(k)		347	18
7.00%, 04/15/2025(g)	1,420	1,480	1 Month LIBOR + 6.50%
Kinross Gold Corp			4.94%, 03/25/2022(k)		319	19
5.95%, 03/15/2024	60	66	1 Month LIBOR + 6.50%
Newmont Mining Corp			24.39%, 08/25/2035(k)		8	1
4.88%, 03/15/2042	1,195	1,303	1 Month LIBOR + 40.00%
6.25%, 10/01/2039	1,005	1,261	Freddie Mac REMICS
Nexa Resources SA			2.00%, 02/15/2036		687	665
5.38%, 05/04/2027(g)	725	769	2.01%, 06/15/2023		2	2
Northwest Acquisitions ULC / Dominion			1 Month LIBOR + 0.45%
Finco Inc			3.00%, 09/15/2025(k)		2,507	104
7.13%, 11/01/2022(g)	315	324	3.00%, 05/15/2027(k)		5,185	362
Southern Copper Corp			3.00%, 10/15/2027(k)		964	89
6.75%, 04/16/2040	1,085	1,432	3.00%, 02/15/2029(k)		6,308	523
Taseko Mines Ltd			3.50%, 02/15/2028(k)		3,892	337
8.75%, 06/15/2022(g)	1,310	1,366	3.50%, 01/15/2040(k)		4,062	445
Teck Resources Ltd			3.50%, 03/15/2041(k)		5,782	780
3.75%, 02/01/2023	15	15	4.00%, 04/15/2025(k)		3,300	158
6.25%, 07/15/2041	1,625	1,883	4.59%, 07/15/2047(k)		14,428	2,843
8.50%, 06/01/2024(g)	215	243	1 Month LIBOR + 6.15%
Vedanta Resources PLC			5.09%, 05/15/2026(k)		2,946	301
6.13%, 08/09/2024(g)	2,500	2,522	1 Month LIBOR + 6.65%
6.38%, 07/30/2022(g)	900	938	5.19%, 09/15/2034(k)		514	38
Yamana Gold Inc			1 Month LIBOR + 6.75%
4.63%, 12/15/2027(g)	2,015	2,013	Freddie Mac Structured Agency Credit Risk
		$36,056	Debt Notes
			2.11%, 04/25/2030		9,019	9,030
			1 Month LIBOR + 0.55%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Freddie Mac Structured Agency Credit Risk			Ginnie Mae (continued)
Debt Notes (continued)			4.64%, 08/20/2047(k)		$14,710	$3,125
2.36%, 03/25/2029	$5,762	$5,771	1 Month LIBOR + 6.20%
1 Month LIBOR + 0.80%			4.64%, 08/20/2047(k)		3,555	855
2.36%, 03/25/2029	1,692	1,695	1 Month LIBOR + 6.20%
1 Month LIBOR + 0.80%			4.64%, 08/20/2047(k)		6,876	1,583
2.46%, 10/25/2027	2,106	2,108	1 Month LIBOR + 6.20%
1 Month LIBOR + 0.90%			4.64%, 09/20/2047(k)		9,928	1,944
2.66%, 12/25/2028	565	566	1 Month LIBOR + 6.20%
1 Month LIBOR + 1.10%			4.64%, 09/20/2047(k)		9,914	2,101
2.76%, 11/25/2028	1,070	1,071	1 Month LIBOR + 6.20%
1 Month LIBOR + 1.20%			4.64%, 09/20/2047(k)		9,896	2,082
4.41%, 04/25/2028	4,824	4,992	1 Month LIBOR + 6.20%
1 Month LIBOR + 2.85%			4.64%, 11/20/2047(k)		6,957	1,479
Ginnie Mae			1 Month LIBOR + 6.20%
1.75%, 10/16/2037	321	317	4.69%, 06/20/2044(k)		17,690	2,542
3.48%, 09/16/2043(k)	9,655	1,008	1 Month LIBOR + 6.25%
1 Month LIBOR + 5.05%			4.69%, 08/16/2045(k)		6,143	1,163
3.50%, 02/20/2040(k)	3,617	488	1 Month LIBOR + 6.25%
3.50%, 10/20/2042(k)	12,579	2,523	4.69%, 10/20/2047(k)		6,730	1,466
3.50%, 01/20/2043(k)	5,251	1,192	1 Month LIBOR + 6.25%
4.00%, 03/16/2039(k)	3,172	440	5.09%, 12/20/2040(k)		5,803	1,138
4.00%, 09/20/2040(k)	3,089	508	1 Month LIBOR + 6.65%
4.04%, 04/20/2045(k)	6,410	974	5.09%, 04/16/2042(k)		4,127	825
1 Month LIBOR + 5.60%			1 Month LIBOR + 6.65%
4.09%, 08/16/2045(k)	10,824	1,419	5.19%, 11/20/2045(k)		3,420	667
1 Month LIBOR + 5.65%			1 Month LIBOR + 6.75%
4.49%, 11/20/2040(k)	3,716	552	5.38%, 04/20/2041(k)		1,894	369
1 Month LIBOR + 6.05%			1 Month LIBOR + 7.10%
4.49%, 08/20/2042(k)	8,493	1,540	JP Morgan Mortgage Trust 2014-1
1 Month LIBOR + 6.05%			3.50%, 01/25/2044(g),(i)		1,918	1,910
4.49%, 04/20/2046(k)	4,621	869	JP Morgan Mortgage Trust 2016-2
1 Month LIBOR + 6.05%			2.86%, 06/25/2046(g),(i)		7,517	7,475
4.49%, 05/20/2046(k)	6,539	1,188	JP Morgan Mortgage Trust 2016-3
1 Month LIBOR + 6.05%			3.50%, 10/25/2046(g),(i)		6,223	6,279
4.50%, 05/16/2043(k)	2,633	549	JP Morgan Mortgage Trust 2017-3
4.50%, 04/16/2044(k)	753	148	3.50%, 08/25/2047(g),(i)		5,216	5,265
4.54%, 10/16/2041(k)	8,473	1,631	JP Morgan Mortgage Trust 2017-4
1 Month LIBOR + 6.10%			3.50%, 11/25/2048(g),(i)		5,617	5,666
4.54%, 11/20/2041(k)	4,092	731	JP Morgan Mortgage Trust 2017-6
1 Month LIBOR + 6.10%			3.50%, 12/25/2048(g),(i)		5,918	5,964
4.54%, 02/20/2046(k)	8,254	1,563	JP Morgan Mortgage Trust 2018-1
1 Month LIBOR + 6.10%			3.50%, 06/25/2048(g),(i)		6,000	6,088
4.54%, 06/20/2046(k)	11,156	2,065	Merrill Lynch Mortgage Investors Trust Series
1 Month LIBOR + 6.10%			2005	-A8
4.54%, 06/20/2046(k)	8,603	1,672	1.91%, 08/25/2036		115	113
1 Month LIBOR + 6.10%			1 Month LIBOR + 0.35%
4.54%, 08/20/2046(k)	11,788	2,430	Sequoia Mortgage Trust 2016-3
1 Month LIBOR + 6.10%			3.50%, 11/25/2046(g),(i)		3,727	3,742
4.54%, 09/20/2046(k)	9,155	1,975	Wells Fargo Mortgage Backed Securities
1 Month LIBOR + 6.10%			2005-AR16 Trust
4.59%, 08/20/2044(k)	3,237	629	3.50%, 03/25/2035(i)		181	179
1 Month LIBOR + 6.15%						$151,466
4.59%, 03/20/2047(k)	7,698	1,468	Oil & Gas - 3.04%
1 Month LIBOR + 6.15%			Anadarko Petroleum Corp
4.59%, 04/20/2047(k)	8,160	1,699	3.45%, 07/15/2024		2,985	2,966
1 Month LIBOR + 6.15%			6.60%, 03/15/2046		1,360	1,764
4.64%, 08/20/2042(k)	3,922	633	Antero Resources Corp
1 Month LIBOR + 6.20%			5.13%, 12/01/2022		80	82
4.64%, 04/20/2044(k)	9,058	1,677	Ascent Resources Utica Holdings LLC / ARU
1 Month LIBOR + 6.20%			Finance Corp
4.64%, 09/20/2044(k)	10,692	1,892	10.00%, 04/01/2022(g)		1,665	1,834
1 Month LIBOR + 6.20%			BP Capital Markets PLC
4.64%, 11/20/2045(k)	6,514	1,166	3.02%, 01/16/2027		2,340	2,278
1 Month LIBOR + 6.20%			3.72%, 11/28/2028		2,330	2,388
4.64%, 07/20/2047(k)	8,854	1,938	Calumet Specialty Products Partners LP /
1 Month LIBOR + 6.20%			Calumet Finance Corp
4.64%, 07/20/2047(k)	7,298	1,503	6.50%, 04/15/2021		60	60
1 Month LIBOR + 6.20%			Canadian Natural Resources Ltd
4.64%, 08/20/2047(k)	4,520	973	3.90%, 02/01/2025		2,005	2,038
1 Month LIBOR + 6.20%
4.64%, 08/20/2047(k)	12,857	2,695
1 Month LIBOR + 6.20%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Canadian Natural Resources Ltd (continued)			Newfield Exploration Co
4.95%, 06/01/2047	$1,120	$1,231	5.63%, 07/01/2024	$80	$86
Carrizo Oil & Gas Inc			Noble Holding International Ltd
6.25%, 04/15/2023	50	52	7.88%, 02/01/2026(g)	50	51
7.50%, 09/15/2020	676	689	Oasis Petroleum Inc
8.25%, 07/15/2025	350	386	6.50%, 11/01/2021	640	654
Chesapeake Energy Corp			6.88%, 03/15/2022	355	366
8.00%, 12/15/2022(g)	693	743	6.88%, 01/15/2023	985	1,015
8.00%, 01/15/2025(g)	460	465	Parsley Energy LLC / Parsley Finance Corp
8.00%, 06/15/2027(g)	560	556	5.38%, 01/15/2025(g)	80	81
Chesapeake Oil Op/Fin Escrow Shares			Petrobras Global Finance BV
0.00%, 11/15/2019(a),(c),(d)	1,385	—	5.30%, 01/27/2025(g)	2,950	2,968
Chevron Corp			7.38%, 01/17/2027	7,775	8,624
1.99%, 03/03/2020	515	511	Petroleos Mexicanos
CNOOC Finance 2013 Ltd			6.50%, 03/13/2027(g)	1,265	1,384
3.00%, 05/09/2023	1,850	1,807	6.50%, 03/13/2027	150	164
CNX Resources Corp			6.50%, 03/13/2027(g)	2,520	2,757
5.88%, 04/15/2022	65	67	6.88%, 08/04/2026	1,405	1,590
Concho Resources Inc			Pioneer Natural Resources Co
3.75%, 10/01/2027	240	239	3.45%, 01/15/2021	3,955	4,024
4.38%, 01/15/2025	4,920	5,104	4.45%, 01/15/2026	530	563
4.88%, 10/01/2047	1,715	1,868	QEP Resources Inc
Continental Resources Inc/OK			5.25%, 05/01/2023	1,565	1,596
3.80%, 06/01/2024	3,078	3,016	5.63%, 03/01/2026	90	92
4.50%, 04/15/2023	750	759	Range Resources Corp
4.90%, 06/01/2044	2,185	2,180	5.00%, 03/15/2023	95	95
5.00%, 09/15/2022	300	304	Rowan Cos Inc
CrownRock LP / CrownRock Finance Inc			4.88%, 06/01/2022	130	126
5.63%, 10/15/2025(g)	1,095	1,106	Sanchez Energy Corp
Denbury Resources Inc			6.13%, 01/15/2023	75	65
9.00%, 05/15/2021(g)	40	41	Seven Generations Energy Ltd
Devon Energy Corp			5.38%, 09/30/2025(g)	655	662
5.00%, 06/15/2045	10	11	Shell International Finance BV
5.60%, 07/15/2041	1,590	1,874	4.00%, 05/10/2046	1,815	1,883
Diamond Offshore Drilling Inc			Sinopec Group Overseas Development 2015
4.88%, 11/01/2043	80	61	Ltd
Ecopetrol SA			2.50%, 04/28/2020	200	198
7.38%, 09/18/2043	770	953	Sinopec Group Overseas Development 2017
Encana Corp			Ltd
5.15%, 11/15/2041	2,360	2,531	2.50%, 09/13/2022(g)	3,850	3,712
6.50%, 02/01/2038	630	798	SM Energy Co
6.63%, 08/15/2037	335	422	6.13%, 11/15/2022	55	57
Endeavor Energy Resources LP / EER Finance			Southwestern Energy Co
Inc			7.75%, 10/01/2027	1,455	1,520
5.50%, 01/30/2026(g)	380	385	Suncor Energy Inc
EP Energy LLC / Everest Acquisition Finance			4.00%, 11/15/2047	3,085	3,108
Inc			Sunoco LP / Sunoco Finance Corp
8.00%, 11/29/2024(g)	790	831	4.88%, 01/15/2023(g)	1,415	1,441
9.38%, 05/01/2024(g)	1,065	903	5.50%, 02/15/2026(g)	565	577
Extraction Oil & Gas Inc			5.88%, 03/15/2028(g)	50	51
7.38%, 05/15/2024(g)	935	1,012	Tengizchevroil Finance Co International Ltd
Exxon Mobil Corp			4.00%, 08/15/2026(g)	1,175	1,170
2.22%, 03/01/2021	185	183	Transocean Inc
4.11%, 03/01/2046	305	330	9.00%, 07/15/2023(g)	155	170
Gulfport Energy Corp			Ultra Resources Inc
6.38%, 05/15/2025	890	908	6.88%, 04/15/2022(g)	820	828
Halcon Resources Corp			Unit Corp
6.75%, 02/15/2025(g)	995	1,047	6.63%, 05/15/2021	960	968
Hess Infrastructure Partners LP / Hess			Whiting Petroleum Corp
Infrastructure Partners Finance Corp			5.75%, 03/15/2021	810	838
5.63%, 02/15/2026(g)	735	746	6.25%, 04/01/2023	915	942
Marathon Oil Corp			6.63%, 01/15/2026(g)	75	77
6.60%, 10/01/2037	3,900	4,904	WildHorse Resource Development Corp
Marathon Petroleum Corp			6.88%, 02/01/2025	960	994
4.75%, 09/15/2044	222	235	WPX Energy Inc
MEG Energy Corp			5.25%, 09/15/2024	605	613
6.50%, 01/15/2025(g)	1,485	1,452	6.00%, 01/15/2022	105	110
7.00%, 03/31/2024(g)	75	65	7.50%, 08/01/2020	952	1,028
Murphy Oil Corp			YPF SA
4.45%, 12/01/2022	105	106	6.95%, 07/21/2027(g)	2,120	2,194
Nabors Industries Inc					$104,471
5.00%, 09/15/2020	50	50
5.75%, 02/01/2025(g)	700	688

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas Services - 0.49%			Packaging & Containers (continued)
Archrock Partners LP / Archrock Partners			Flex Acquisition Co Inc
Finance Corp			6.88%, 01/15/2025(g)		$1,205	$1,237
6.00%, 10/01/2022	$985	$1,000	OI European Group BV
Baker Hughes a GE Co LLC / Baker Hughes			4.00%, 03/15/2023(g)		385	382
Co-Obligor Inc			Owens-Brockway Glass Container Inc
2.77%, 12/15/2022(g)	3,970	3,909	5.88%, 08/15/2023(g)		45	48
3.34%, 12/15/2027(g)	3,450	3,364	Packaging Corp of America
4.08%, 12/15/2047(g)	1,190	1,176	3.40%, 12/15/2027		1,405	1,385
Halliburton Co			4.50%, 11/01/2023		5,775	6,127
3.80%, 11/15/2025	1,509	1,544	Reynolds Group Issuer Inc / Reynolds Group
4.75%, 08/01/2043	2,335	2,573	Issuer LLC / Reynolds Group Issuer
PHI Inc			(Luxembourg) S.A.
5.25%, 03/15/2019	755	749	5.13%, 07/15/2023(g)		1,150	1,181
Schlumberger Investment SA			5.22%, 07/15/2021(g)		985	1,002
3.30%, 09/14/2021(g)	1,155	1,176	3 Month LIBOR + 3.50%
SESI LLC			5.75%, 10/15/2020		262	266
7.13%, 12/15/2021	40	41	7.00%, 07/15/2024(g)		130	138
Weatherford International Ltd			WestRock RKT Co
4.50%, 04/15/2022	500	472	3.50%, 03/01/2020		4,330	4,401
8.25%, 06/15/2023	535	566				$24,846
9.88%, 02/15/2024	360	392	Pharmaceuticals - 0.96%
		$16,962	AbbVie Inc
Other Asset Backed Securities - 0.38%			1.38%, 05/17/2024	EUR	430	543
Chase Funding Trust Series 2003-5			4.45%, 05/14/2046		$1,115	1,186
2.16%, 07/25/2033	612	591	Allergan Funding SCS
1 Month LIBOR + 0.60%			1.25%, 06/01/2024	EUR	340	420
Chase Funding Trust Series 2004-1			3.45%, 03/15/2022		$4,395	4,420
2.02%, 12/25/2033	23	22	3.85%, 06/15/2024		5,910	5,985
1 Month LIBOR + 0.46%			4.55%, 03/15/2035		2,305	2,409
Dell Equipment Finance Trust 2015-2			4.85%, 06/15/2044		2,640	2,816
1.72%, 09/22/2020(g)	207	207	Endo Finance LLC / Endo Finco Inc
Dell Equipment Finance Trust 2017-2			5.38%, 01/15/2023(g)		80	62
1.86%, 02/24/2020(g)	6,000	6,003	Pfizer Inc
1 Month LIBOR + 0.30%			2.20%, 12/15/2021		265	261
DLL Securitization Trust 2017-A			Shire Acquisitions Investments Ireland DAC
1.89%, 07/15/2020(g)	3,500	3,488	2.40%, 09/23/2021		310	303
Kubota Credit Owner Trust 2015-1			2.88%, 09/23/2023		4,745	4,602
1.54%, 03/15/2019(g)	2,319	2,317	3.20%, 09/23/2026		4,960	4,752
Popular ABS Mortgage Pass-Through Trust			Valeant Pharmaceuticals International
2005-1			6.75%, 08/15/2021(g)		455	451
1.83%, 05/25/2035	484	483	Valeant Pharmaceuticals International Inc
1 Month LIBOR + 0.27%			5.38%, 03/15/2020(g)		2,265	2,251
		$13,111	5.50%, 11/01/2025(g)		730	736
Packaging & Containers - 0.72%			5.63%, 12/01/2021(g)		630	607
ARD Finance SA			5.88%, 05/15/2023(g)		325	294
7.13%, PIK 7.88%, 09/15/2023(i),(l)	715	744	Wyeth LLC
ARD Securities Finance SARL			6.00%, 02/15/2036		565	733
8.75%, PIK 8.75%, 01/31/2023(g),(i),(l)	145	150				$32,831
Ardagh Packaging Finance PLC / Ardagh			Pipelines - 2.32%
Holdings USA Inc			Abu Dhabi Crude Oil Pipeline LLC
4.63%, 05/15/2023(g)	200	202	3.65%, 11/02/2029(g)		1,550	1,513
6.00%, 02/15/2025(g)	1,325	1,368	Andeavor Logistics LP
Ball Corp			6.88%, 12/31/2049(f),(j)		3,175	3,283
5.25%, 07/01/2025	40	42	3 Month LIBOR + 4.65%
Berry Global Inc			Andeavor Logistics LP / Tesoro Logistics
5.13%, 07/15/2023	120	125	Finance Corp
BWAY Holding Co			3.50%, 12/01/2022		1,280	1,280
5.50%, 04/15/2024(g)	90	93	4.25%, 12/01/2027		810	815
7.25%, 04/15/2025(g)	1,380	1,440	6.25%, 10/15/2022		2	2
Coveris Holdings SA			Antero Midstream Partners LP / Antero
7.88%, 11/01/2019(g)	1,880	1,875	Midstream Finance Corp
Crown Americas LLC / Crown Americas			5.38%, 09/15/2024		10	10
Capital Corp IV			Blue Racer Midstream LLC / Blue Racer
4.50%, 01/15/2023	75	77	Finance Corp
Crown Americas LLC / Crown Americas			6.13%, 11/15/2022(g)		55	57
Capital Corp V			Boardwalk Pipelines LP
4.25%, 09/30/2026	443	431	5.95%, 06/01/2026		1,880	2,070
Crown Americas LLC / Crown Americas			Buckeye Partners LP
Capital Corp VI			3.95%, 12/01/2026		1,100	1,063
4.75%, 02/01/2026(g)	270	271	Cheniere Corpus Christi Holdings LLC
Crown Cork & Seal Co Inc			5.13%, 06/30/2027		1,485	1,533
7.38%, 12/15/2026	1,615	1,861	5.88%, 03/31/2025		90	97

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)				Real Estate - 0.05%
Columbia Pipeline Group Inc				Crescent Communities LLC/Crescent
3.30%, 06/01/2020		$5,620	$5,674	Ventures Inc
Enable Midstream Partners LP				8.88%, 10/15/2021(g)		$1,234	$1,308
4.40%, 03/15/2027		1,940	1,953	Greystar Real Estate Partners LLC
Enbridge Inc				5.75%, 12/01/2025(g)		75	77
6.00%, 01/15/2077(j)		2,295	2,416	Prologis LP
3 Month LIBOR + 3.89%				1.38%, 10/07/2020	EUR	250	320
Energy Transfer Equity LP							$1,705
5.88%, 01/15/2024		905	980	Regional Authority - 0.08%
Energy Transfer LP				Provincia de Buenos Aires/Argentina
4.05%, 03/15/2025		1,685	1,678	7.88%, 06/15/2027(g)		$2,610	2,780
4.75%, 01/15/2026		1,655	1,713
4.90%, 03/15/2035		1,420	1,404	REITs - 1.30%
5.30%, 04/15/2047		1,125	1,135	Alexandria Real Estate Equities Inc
EnLink Midstream Partners LP				3.45%, 04/30/2025		7,570	7,425
4.40%, 04/01/2024		4,479	4,573	American Campus Communities Operating
5.05%, 04/01/2045		1,210	1,212	Partnership LP
Enterprise Products Operating LLC				3.35%, 10/01/2020		1,900	1,928
3.70%, 02/15/2026		80	82	3.63%, 11/15/2027		3,140	3,059
4.85%, 03/15/2044		2,555	2,805	American Tower Corp
Genesis Energy LP / Genesis Energy Finance				3.60%, 01/15/2028		4,760	4,615
Corp				CC Holdings GS V LLC / Crown Castle GS
6.75%, 08/01/2022		115	119	III Corp
Kinder Morgan Energy Partners LP				3.85%, 04/15/2023		2,320	2,353
4.70%, 11/01/2042		2,625	2,589	Crown Castle International Corp
Kinder Morgan Inc/DE				3.80%, 02/15/2028		3,795	3,718
2.25%, 03/16/2027	EUR	275	352	Equinix Inc
3.05%, 12/01/2019		$1,575	1,583	5.38%, 04/01/2023		730	750
5.05%, 02/15/2046		645	679	5.38%, 05/15/2027		190	199
5.63%, 11/15/2023(g)		2,905	3,196	5.88%, 01/15/2026		1,080	1,147
MPLX LP				ESH Hospitality Inc
4.50%, 07/15/2023		3,995	4,174	5.25%, 05/01/2025(g)		55	55
5.20%, 03/01/2047		1,190	1,311	Healthcare Trust of America Holdings LP
NuStar Logistics LP				3.50%, 08/01/2026		2,195	2,123
5.63%, 04/28/2027		1,300	1,360	3.75%, 07/01/2027		2,940	2,887
ONEOK Partners LP				Iron Mountain Inc
4.90%, 03/15/2025		350	374	4.38%, 06/01/2021(g)		770	780
Phillips 66 Partners LP				5.25%, 03/15/2028(g)		305	297
4.90%, 10/01/2046		695	734	Iron Mountain US Holdings Inc
Plains All American Pipeline LP / PAA				5.38%, 06/01/2026(g)		825	825
Finance Corp				iStar Inc
4.50%, 12/15/2026		2,535	2,598	4.63%, 09/15/2020		500	506
Sabine Pass Liquefaction LLC				5.00%, 07/01/2019		70	70
4.20%, 03/15/2028		785	790	5.25%, 09/15/2022		520	519
5.00%, 03/15/2027		1,310	1,391	6.50%, 07/01/2021		500	516
5.75%, 05/15/2024		6,085	6,670	MGM Growth Properties Operating
Summit Midstream Holdings LLC / Summit				Partnership LP / MGP Finance Co-Issuer Inc
Midstream Finance Corp				5.63%, 05/01/2024		870	929
5.75%, 04/15/2025		965	972	MPT Operating Partnership LP / MPT Finance
TransCanada PipeLines Ltd				Corp
4.63%, 03/01/2034		965	1,056	6.38%, 03/01/2024		170	181
5.00%, 10/16/2043		70	81	RHP Hotel Properties LP / RHP Finance
7.13%, 01/15/2019		730	763	Corp
Transportadora de Gas Internacional SA ESP				5.00%, 04/15/2021		90	91
5.70%, 03/20/2022		815	832	SBA Communications Corp
Western Gas Partners LP				4.88%, 09/01/2024		125	124
4.65%, 07/01/2026		1,620	1,669	Trust F/1401
5.45%, 04/01/2044		3,475	3,765	5.25%, 12/15/2024(g)		925	975
Williams Cos Inc/The				6.95%, 01/30/2044(g)		900	980
4.55%, 06/24/2024		85	87	Uniti Group LP / Uniti Group Finance Inc /
Williams Partners LP				CSL Capital LLC
3.60%, 03/15/2022		3,185	3,234	8.25%, 10/15/2023		35	33
5.10%, 09/15/2045		1,780	1,964	VEREIT Operating Partnership LP
			$79,691	4.13%, 06/01/2021		150	155
Private Equity - 0.06%				Welltower Inc
Icahn Enterprises LP / Icahn Enterprises				4.00%, 06/01/2025		4,635	4,727
Finance Corp				4.25%, 04/01/2026		2,250	2,330
6.00%, 08/01/2020		1,025	1,049	4.50%, 12/01/2034	GBP	125	204
6.38%, 12/15/2025(g)		900	916				$44,501
			$1,965	Retail - 0.83%
				1011778 BC ULC / New Red Finance Inc
				5.00%, 10/15/2025(g)		$1,485	1,487

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)				Semiconductors (continued)
Claire's Stores Inc				Sensata Technologies BV
9.00%, 03/15/2019(g)		$840	$594	5.00%, 10/01/2025(g)	$45	$47
CVS Health Corp				Sensata Technologies UK Financing Co PLC
2.75%, 12/01/2022		170	166	6.25%, 02/15/2026(g)	1,160	1,247
2.80%, 07/20/2020		50	50	Xilinx Inc
4.13%, 05/15/2021		130	134	2.95%, 06/01/2024	5,025	4,917
4.75%, 12/01/2022		3,125	3,307			$19,324
4.88%, 07/20/2035		1,355	1,471	Software - 0.94%
5.00%, 12/01/2024		4,935	5,253	BMC Software Finance Inc
5.13%, 07/20/2045		65	73	8.13%, 07/15/2021(g)	75	75
CVS Pass-Through Trust				CDK Global Inc
7.51%, 01/10/2032(g)		2,581	3,117	4.88%, 06/01/2027(g)	40	40
Dollar Tree Inc				First Data Corp
5.25%, 03/01/2020		325	330	5.00%, 01/15/2024(g)	2,075	2,129
5.75%, 03/01/2023		561	586	7.00%, 12/01/2023(g)	175	184
Ferrellgas LP / Ferrellgas Finance Corp				Genesys Telecommunications Laboratories
6.50%, 05/01/2021		50	49	Inc/Greeneden Lux 3 Sarl
Golden Nugget Inc				10.00%, 11/30/2024(g)	45	50
6.75%, 10/15/2024(g)		1,570	1,623	Infor US Inc
Guitar Center Inc				6.50%, 05/15/2022	75	77
6.50%, 04/15/2019(g)		30	29	j2 Cloud Services LLC / j2 Global Co-Obligor
Home Depot Inc/The				Inc
3.90%, 06/15/2047		1,035	1,065	6.00%, 07/15/2025(g)	235	249
5.88%, 12/16/2036		360	478	Microsoft Corp
IRB Holding Corp				1.55%, 08/08/2021	1,503	1,452
6.75%, 02/15/2026(g),(h)		480	486	2.00%, 11/03/2020	2,515	2,487
JC Penney Corp Inc				2.00%, 08/08/2023	3,110	2,975
5.65%, 06/01/2020		675	665	2.40%, 08/08/2026	2,635	2,480
5.88%, 07/01/2023(g)		395	380	3.30%, 02/06/2027	595	600
KFC Holding Co/Pizza Hut Holdings				3.70%, 08/08/2046	4,325	4,385
LLC/Taco Bell of America LLC				3.95%, 08/08/2056	2,185	2,260
4.75%, 06/01/2027(g)		605	600	4.45%, 11/03/2045	1,060	1,201
5.00%, 06/01/2024(g)		1,090	1,104	4.50%, 02/06/2057	1,140	1,306
5.25%, 06/01/2026(g)		900	918	MSCI Inc
L Brands Inc				5.25%, 11/15/2024(g)	785	817
5.25%, 02/01/2028		60	59	5.75%, 08/15/2025(g)	75	80
5.63%, 02/15/2022		205	216	Open Text Corp
6.63%, 04/01/2021		140	151	5.88%, 06/01/2026(g)	30	32
6.88%, 11/01/2035		1,220	1,247	Oracle Corp
Lowe's Cos Inc				2.50%, 10/15/2022	773	760
3.10%, 05/03/2027		625	612	2.95%, 11/15/2024	2,145	2,121
Macy's Retail Holdings Inc				4.00%, 11/15/2047	4,890	5,021
6.90%, 04/01/2029		145	154	Quintiles IMS Inc
McDonald's Corp				4.88%, 05/15/2023(g)	150	155
2.10%, 12/07/2018		1,105	1,105	5.00%, 10/15/2026(g)	1,320	1,345
2.75%, 12/09/2020		110	110	Rackspace Hosting Inc
New Albertson's Inc				8.63%, 11/15/2024(g)	20	21
7.45%, 08/01/2029		50	44	Solera LLC / Solera Finance Inc
PetSmart Inc				10.50%, 03/01/2024(g)	65	73
5.88%, 06/01/2025(g)		890	685			$32,375
7.13%, 03/15/2023(g)		90	57	Sovereign - 2.21%
Rite Aid Corp				Argentine Republic Government International
6.13%, 04/01/2023(g)		70	65	Bond
			$28,470	5.63%, 01/26/2022	7,260	7,438
Savings & Loans - 0.36%				5.88%, 01/11/2028	3,220	3,133
Nationwide Building Society				6.88%, 01/11/2048	1,475	1,427
1.25%, 03/03/2025	EUR	500	632	Colombia Government International Bond
4.12%, 10/18/2032(g)		$11,790	11,646	3.88%, 04/25/2027	2,225	2,244
USD ICE SWAP Rate NY 5 + 1.85%				Croatia Government International Bond
6.88%, 12/31/2049(f)	GBP	100	150	6.00%, 01/26/2024	2,225	2,507
GBP Swap 5YR + 4.88%				6.38%, 03/24/2021	725	791
			$12,428	Dominican Republic International Bond
Semiconductors - 0.56%				5.95%, 01/25/2027(g)	1,800	1,933
KLA-Tencor Corp				Ecuador Government International Bond
4.13%, 11/01/2021		$2,600	2,692	7.88%, 01/23/2028(g)	1,400	1,422
NXP BV / NXP Funding LLC				10.50%, 03/24/2020	1,300	1,427
3.88%, 09/01/2022(g)		3,800	3,833	Egypt Government International Bond
QUALCOMM Inc				5.75%, 04/29/2020	300	314
2.50%, 01/30/2023		2,735	2,737	Hungary Government International Bond
3 Month LIBOR + 0.73%				5.38%, 02/21/2023	1,370	1,508
2.90%, 05/20/2024		1,705	1,636
4.30%, 05/20/2047		2,245	2,215

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)			Student Loan Asset Backed Securities (continued)
Indonesia Government International Bond			Navient Student Loan Trust 2017-4
3.50%, 01/11/2028	$1,475	$1,454	2.06%, 09/27/2066(g)		$3,500	$3,524
5.38%, 10/17/2023(g)	5,600	6,167	1 Month LIBOR + 0.50%
Iraq International Bond			Navient Student Loan Trust 2018-1
6.75%, 03/09/2023(g)	1,800	1,870	1.75%, 03/25/2067(g),(h)		4,500	4,500
Israel Government International Bond			1 Month LIBOR + 0.19%
4.50%, 01/30/2043	375	399	SMB Private Education Loan Trust 2016-B
Ivory Coast Government International Bond			2.21%, 11/15/2023(g)		879	880
6.13%, 06/15/2033(g)	950	973	1 Month LIBOR + 0.65%
Jamaica Government International Bond			SMB Private Education Loan Trust 2017-B
7.88%, 07/28/2045	500	620	1.83%, 06/17/2024(g)		11,719	11,721
Kazakhstan Government International Bond			1 Month LIBOR + 0.27%
5.13%, 07/21/2025	550	611	Sofi Professional Loan Program 2016-A LLC
Kuwait International Government Bond			3.31%, 08/25/2036(g)		2,724	2,809
3.50%, 03/20/2027(g)	825	821	1 Month LIBOR + 1.75%
Mexico Government International Bond			Sofi Professional Loan Program 2016-B LLC
3.75%, 01/11/2028	3,050	2,992	1.68%, 03/25/2031(g)		815	814
4.75%, 03/08/2044	2,100	2,098	Sofi Professional Loan Program 2017-B LLC
Nigeria Government International Bond			1.83%, 05/25/2040(g)		481	479
6.50%, 11/28/2027(g)	850	882	SoFi Professional Loan Program 2017-D
7.63%, 11/28/2047(g)	1,100	1,175	LLC
Panama Government International Bond			1.72%, 09/25/2040(g)		890	885
3.88%, 03/17/2028	1,200	1,247	SoFi Professional Loan Program 2017-E
Peruvian Government International Bond			LLC
5.63%, 11/18/2050	686	863	2.06%, 11/26/2040(g)		5,128	5,144
Qatar Government International Bond			1 Month LIBOR + 0.50%
2.38%, 06/02/2021	1,800	1,748	Sofi Professional Loan Program 2018-A LLC
3.25%, 06/02/2026	2,100	2,001	1.91%, 02/25/2042(g)		6,000	6,007
Republic of Poland Government International			1 Month LIBOR + 0.35%
Bond						$58,270
3.25%, 04/06/2026	80	81	Supranational Bank - 0.02%
Republic of South Africa Government			Banque Ouest Africaine de Developpement
International Bond			5.00%, 07/27/2027(g)		500	517
4.30%, 10/12/2028	1,700	1,639
Russian Foreign Bond - Eurobond			Telecommunications - 2.24%
4.75%, 05/27/2026	3,000	3,188	Anixter Inc
Saudi Government International Bond			5.13%, 10/01/2021		220	232
2.88%, 03/04/2023(g)	2,400	2,346	AT&T Inc
4.63%, 10/04/2047(g)	1,305	1,300	2.30%, 02/14/2023		1,225	1,238
Serbia International Bond			3 Month LIBOR + 0.89%
4.88%, 02/25/2020	200	206	3.15%, 09/04/2036	EUR	700	902
7.25%, 09/28/2021	1,000	1,131	3.40%, 05/15/2025		$4,015	3,907
Sri Lanka Government International Bond			3.90%, 08/14/2027		410	408
6.20%, 05/11/2027(g)	1,250	1,314	4.10%, 02/15/2028(g)		2,750	2,719
6.83%, 07/18/2026(g)	700	766	4.30%, 02/15/2030(g)		6,186	6,107
Turkey Government International Bond			4.75%, 05/15/2046		3,425	3,318
5.75%, 03/22/2024	4,975	5,245	4.90%, 08/14/2037		7,970	8,078
6.00%, 03/25/2027	2,875	3,022	5.15%, 03/15/2042		145	148
Ukraine Government International Bond			5.15%, 02/14/2050		600	607
7.38%, 09/25/2032(g)	2,850	2,892	5.20%, 11/18/2033	GBP	100	171
7.75%, 09/01/2026	2,575	2,752	5.45%, 03/01/2047		$2,910	3,101
Uruguay Government International Bond			6.38%, 03/01/2041		725	865
5.10%, 06/18/2050	10	11	Bharti Airtel International Netherlands BV
		$75,958	5.13%, 03/11/2023(g)		1,950	2,045
Student Loan Asset Backed Securities - 1.70%			CenturyLink Inc
Navient Private Education Loan Trust 2015-			5.80%, 03/15/2022		250	244
C			Cincinnati Bell Inc
3.06%, 01/16/2035(g)	2,023	2,036	7.00%, 07/15/2024(g)		75	72
1 Month LIBOR + 1.50%			Cisco Systems Inc
Navient Private Education Loan Trust 2017-			2.20%, 02/28/2021		895	885
A			5.50%, 01/15/2040		20	26
1.96%, 12/16/2058(g)	8,260	8,273	CommScope Technologies LLC
1 Month LIBOR + 0.40%			6.00%, 06/15/2025(g)		90	95
Navient Student Loan Trust 2015-1			Digicel Group Ltd
1.86%, 09/26/2022	217	217	8.25%, 09/30/2020(g)		2,200	2,181
1 Month LIBOR + 0.30%			Embarq Corp
Navient Student Loan Trust 2017-3			8.00%, 06/01/2036		55	53
1.86%, 07/26/2066(g)	4,183	4,189	Empresa Nacional de Telecomunicaciones
1 Month LIBOR + 0.30%			SA
2.16%, 07/26/2066(g)	6,750	6,792	4.75%, 08/01/2026(g)		1,550	1,602
1 Month LIBOR + 0.60%			Frontier Communications Corp
			7.13%, 01/15/2023		5	3
			11.00%, 09/15/2025		1,565	1,223

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Telecommunications (continued)				Transportation - 0.38%
Goodman Networks Inc				Eletson Holdings Inc
8.00%, 05/11/2022		$257	$176	9.63%, 01/15/2022(g)		$1,595	$837
GTT Communications Inc				FedEx Corp
7.88%, 12/31/2024(g)		1,460	1,562	1.00%, 01/11/2023	EUR	275	346
Hughes Satellite Systems Corp				5.10%, 01/15/2044		$50	58
6.63%, 08/01/2026		95	101	Kazakhstan Temir Zholy National Co JSC
Intelsat Jackson Holdings SA				4.85%, 11/17/2027(g)		650	678
5.50%, 08/01/2023		1,260	989	Navios Maritime Acquisition Corp / Navios
7.25%, 10/15/2020		140	122	Acquisition Finance US Inc
8.00%, 02/15/2024(g)		1,420	1,491	8.13%, 11/15/2021(g)		3,280	2,796
Koninklijke KPN NV				Navios Maritime Holdings Inc / Navios
5.75%, 09/17/2029	GBP	125	223	Maritime Finance II US Inc
Level 3 Financing Inc				7.38%, 01/15/2022(g)		1,235	1,016
5.38%, 01/15/2024		$1,480	1,473	11.25%, 08/15/2022(g)		1,065	1,078
5.38%, 05/01/2025		90	90	Navios South American Logistics Inc / Navios
Level 3 Parent LLC				Logistics Finance US Inc
5.75%, 12/01/2022		20	20	7.25%, 05/01/2022(g)		1,485	1,444
Nokia OYJ				Rumo Luxembourg Sarl
6.63%, 05/15/2039		45	49	5.88%, 01/18/2025(g)		1,325	1,342
Ooredoo International Finance Ltd				Union Pacific Corp
3.88%, 01/31/2028		600	594	3.75%, 03/15/2024		3,150	3,277
Orange SA				4.38%, 11/15/2065		35	37
5.75%, 12/31/2049(f)	GBP	125	201	XPO Logistics Inc
GBP Swap 5YR + 3.35%				6.50%, 06/15/2022(g)		115	120
SES SA							$13,029
4.62%, 12/31/2049(f)	EUR	300	400	Trucking & Leasing - 0.06%
EUR Swap Annual 5YR + 4.66%				DAE Funding LLC
Sprint Capital Corp				4.50%, 08/01/2022(g)		960	955
6.90%, 05/01/2019		$640	667	5.00%, 08/01/2024(g)		920	913
Sprint Communications Inc				Park Aerospace Holdings Ltd
6.00%, 11/15/2022		1,425	1,420	5.25%, 08/15/2022(g)		145	143
7.00%, 08/15/2020		40	42				$2,011
Sprint Corp				TOTAL BONDS			$2,351,071
7.13%, 06/15/2024		1,200	1,217	SENIOR FLOATING RATE INTERESTS -	Principal
7.88%, 09/15/2023		1,915	2,028	2.09%	Amount (000's) Value (000's)
Telecom Italia Capital SA				Aerospace & Defense - 0.03%
6.38%, 11/15/2033		285	328	Sequa Mezzanine Holdings LLC
7.72%, 06/04/2038		80	104	6.55%, 11/28/2021(m)		$539	$546
Telecom Italia Finance SA				US LIBOR + 5.50%
7.75%, 01/24/2033	EUR	300	580	TransDigm Inc
Telecom Italia SpA/Milano				4.36%, 06/09/2023(m)		540	545
5.30%, 05/30/2024(g)		$680	718	US LIBOR + 2.75%
5.88%, 05/19/2023	GBP	150	246				$1,091
Telefonica Emisiones SAU				Automobile Manufacturers - 0.06%
5.38%, 02/02/2026		115	195	Navistar Inc
T-Mobile USA Inc				5.06%, 11/06/2024(m)		1,955	1,971
4.00%, 04/15/2022		$205	209	US LIBOR + 3.50%
4.50%, 02/01/2026		395	397
5.13%, 04/15/2025		1,280	1,322	Automobile Parts & Equipment - 0.02%
5.38%, 04/15/2027		50	53	American Axle & Manufacturing Inc
6.00%, 03/01/2023		10	10	3.82%, 04/06/2024(m)		808	815
6.00%, 04/15/2024		345	367	US LIBOR + 2.25%
6.50%, 01/15/2024		190	202
6.50%, 01/15/2026		1,330	1,441	Building Materials - 0.02%
VEON Holdings BV				GYP Holdings III Corp
3.95%, 06/16/2021(g)		4,600	4,584	4.77%, 04/01/2023(m)		537	541
4.95%, 06/16/2024(g)		875	879	US LIBOR + 3.00%

Verizon Communications Inc
5.01%, 08/21/2054		4,408	4,550	Chemicals - 0.13%
5.25%, 03/16/2037		6,365	7,007	A Schulman Inc
Wind Tre SpA				4.81%, 06/01/2022(m)		562	563
5.00%, 01/20/2026(g)		755	685	US LIBOR + 3.25%

Windstream Services LLC / Windstream				Aruba Investments Inc
Finance Corp				4.94%, 02/02/2022(m)		251	251
7.75%, 10/01/2021		45	33	US LIBOR + 3.50%
			$77,005	Emerald Performance Materials LLC
Toys, Games & Hobbies - 0.00%				9.32%, 08/01/2022(m)		2,135	2,132
Mattel Inc				US LIBOR + 6.75%
6.75%, 12/31/2025(g)		100	102	Methanol Holdings Trinidad Ltd
				5.07%, 06/30/2022(m)		1,366	1,366
				US LIBOR + 3.50%
							$4,312

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Commercial Services - 0.12%			Healthcare - Products (continued)
Garda World Security Corp			Kinetic Concepts Inc
4.97%, 05/24/2024(m)	$936	$944	4.94%, 02/02/2024(m)	$687	$687
US LIBOR + 4.00%			US LIBOR + 3.25%
Prime Security Services Borrower LLC					$1,523
4.32%, 05/02/2022(m)	1,415	1,427	Healthcare - Services - 0.06%
US LIBOR + 2.75%			Acadia Healthcare Co Inc
Team Health Holdings Inc			4.30%, 02/16/2023(m)	560	565
4.32%, 02/06/2024(m)	896	878	US LIBOR + 2.75%
US LIBOR + 2.75%			DaVita Inc
TMS International Corp			4.32%, 06/24/2021(m)	591	598
4.63%, 08/14/2024(m)	1,037	1,040	US LIBOR + 2.75%
US LIBOR + 3.00%			MPH Acquisition Holdings LLC
		$4,289	4.69%, 06/07/2023(m)	792	798
Computers - 0.06%			US LIBOR + 3.00%
Dell International LLC					$1,961
3.58%, 09/07/2023(m)	1,230	1,234	Insurance - 0.10%
US LIBOR + 2.00%			Asurion LLC
McAfee LLC			4.57%, 11/03/2023(m)	813	819
6.07%, 09/30/2024(m)	694	701	US LIBOR + 3.00%
US LIBOR + 4.50%			7.57%, 08/04/2025(m)	2,510	2,588
		$1,935	US LIBOR + 6.00%
Consumer Products - 0.03%					$3,407
Prestige Brands Inc			Leisure Products & Services - 0.08%
4.32%, 01/26/2024(m)	1,042	1,052	ClubCorp Holdings Inc
US LIBOR + 2.75%			4.94%, 09/18/2024(m)	1,033	1,040
			US LIBOR + 3.25%
Diversified Financial Services - 0.05%			Intrawest Resorts Holdings Inc
Russell Investments US Institutional Holdco			4.82%, 07/31/2024(m)	1,692	1,705
Inc			US LIBOR + 3.25%
5.94%, 06/01/2023(m)	1,546	1,556			$2,745
US LIBOR + 5.75%			Lodging - 0.06%
			Caesars Resort Collection LLC
Electric - 0.01%			4.32%, 12/22/2024(m)	1,090	1,103
Dynegy Inc			US LIBOR + 2.75%
4.31%, 02/07/2024(m)	503	508
US LIBOR + 2.75%			Golden Nugget Inc/NV
			4.88%, 10/04/2023(m)	199	201
			US LIBOR + 3.25%
Entertainment - 0.12%			Hilton Worldwide Finance LLC
CCM Merger Inc			3.56%, 10/25/2023(m)	786	791
4.32%, 08/06/2021(m)	1,073	1,081	US LIBOR + 2.00%

US LIBOR + 2.75%					$2,095
Eldorado Resorts Inc			Media - 0.08%
3.84%, 04/17/2024(m)	271	272
			Altice Financing SA
US LIBOR + 2.25%			4.47%, 07/15/2025(m)	536	529
Lions Gate Entertainment Corp			US LIBOR + 2.75%
3.82%, 12/08/2023(m)	1,108	1,119
			CSC Holdings LLC
US LIBOR + 2.25%			0.00%, 01/12/2026(m),(n)	175	176
WMG Acquisition Corp			US LIBOR + 0.00%
3.81%, 11/01/2023(m)	1,643	1,651
			Meredith Corp
US LIBOR + 2.25%			0.00%, 01/17/2025(m),(n)	350	354
		$4,123	US LIBOR + 0.00%
Food - 0.10%			Unitymedia Finance LLC
B&G Foods Inc			3.81%, 09/30/2025(m)	545	546
3.57%, 11/02/2022(m)	793	801	US LIBOR + 2.25%

US LIBOR + 2.00%			Univision Communications Inc
JBS USA LUX SA			4.32%, 03/15/2024(m)	1,169	1,169
4.10%, 10/30/2022(m)	1,070	1,062	US LIBOR + 2.75%

US LIBOR + 2.50%					$2,774
Post Holdings Inc			Oil & Gas - 0.15%
3.82%, 05/24/2024(m)	1,731	1,741
			California Resources Corp
US LIBOR + 2.25%			6.31%, 11/14/2022(m)	1,495	1,521
		$3,604	US LIBOR + 4.75%
Forest Products & Paper - 0.03%			11.94%, 12/31/2021(m)	1,700	1,925
Caraustar Industries Inc			US LIBOR + 10.37%
7.19%, 03/14/2022(m)	1,124	1,128
			Chesapeake Energy Corp
US LIBOR + 5.50%			8.95%, 08/23/2021(m)	1,720	1,840
			US LIBOR + 7.50%
Healthcare - Products - 0.04%					$5,286
DJO Finance LLC			Packaging & Containers - 0.08%
4.88%, 06/08/2020(m)	846	836
			Berry Global Inc
US LIBOR + 3.25%			3.82%, 10/01/2022(m)	461	465
			US LIBOR + 2.25%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)			Telecommunications (continued)
Coveris Holdings SA			CenturyLink Inc
5.94%, 06/29/2022(m)	$927	$933	4.32%, 01/31/2025(m)	$395	$389
US LIBOR + 4.25%			US LIBOR + 2.75%
CROWN Americas LLC			GTT Communications Inc
0.00%, 01/17/2025(m),(n)	200	202	4.88%, 01/09/2024(m)	1,030	1,037
US LIBOR + 0.00%			US LIBOR + 3.25%
Flex Acquisition Co Inc			Level 3 Parent LLC
4.69%, 12/29/2023(m)	610	614	3.65%, 02/22/2024(m)	810	813
US LIBOR + 3.00%			US LIBOR + 2.25%
Reynolds Group Holdings Inc			Maxar Technologies Ltd
4.32%, 02/05/2023(m)	620	625	4.31%, 10/04/2024(m)	3,295	3,322
US LIBOR + 2.75%			US LIBOR + 2.75%
		$2,839	Sprint Communications Inc
REITs - 0.10%			4.12%, 02/02/2024(m)	788	790
GEO Group Inc/The			US LIBOR + 2.50%
3.95%, 03/22/2024(m)	1,751	1,758	West Corp
US LIBOR + 2.25%			5.57%, 10/10/2024(m)	1,052	1,063
iStar Inc			US LIBOR + 4.00%
4.56%, 10/01/2021(m)	1,084	1,096			$9,800
US LIBOR + 3.75%			TOTAL SENIOR FLOATING RATE INTERESTS		$71,823
MGM Growth Properties Operating			U.S. GOVERNMENT & GOVERNMENT	Principal
Partnership LP			AGENCY OBLIGATIONS - 29.63%	Amount (000's)	Value (000's)
3.82%, 04/25/2023(m)	576	580	Federal Home Loan Mortgage Corporation (FHLMC) - 3.01%
US LIBOR + 2.25%			2.75%, 07/01/2043	$4,288	$4,300
		$3,434	12 Month LIBOR + 1.59%
Retail - 0.19%			2.91%, 06/01/2043	457	473
Academy Ltd			12 Month LIBOR + 1.73%
5.55%, 07/01/2022(m)	2,078	1,667	3.00%, 01/01/2043	3,093	3,049
US LIBOR + 4.00%			3.00%, 02/01/2043	1,317	1,298
Beacon Roofing Supply Inc			3.00%, 03/01/2043	581	573
3.82%, 10/11/2024(m)	525	529	3.00%, 01/01/2047	24,840	24,407
US LIBOR + 2.25%			3.12%, 01/01/2034	44	45
Dollar Tree Inc			U.S. Treasury 1-Year Note + 2.37%
4.19%, 07/06/2022(m)	1,630	1,642	3.29%, 12/01/2035	27	28
IRB Holding Corp			12 Month LIBOR + 1.52%
0.00%, 01/17/2025(m),(n)	750	760	3.35%, 07/01/2034	10	11
US LIBOR + 0.00%			U.S. Treasury 1-Year Note + 2.25%
JC Penney Corp Inc			3.50%, 06/01/2044	1,245	1,263
5.73%, 06/23/2023(m)	640	616	3.50%, 04/01/2046	26,468	26,821
US LIBOR + 4.25%			3.50%, 11/01/2046	5,462	5,540
KFC Holding Co			3.55%, 05/01/2037	194	203
3.56%, 06/16/2023(m)	551	555	12 Month LIBOR + 1.80%
US LIBOR + 2.00%			4.50%, 04/01/2031	979	1,035
Michaels Stores Inc			4.50%, 04/01/2041	6,091	6,442
4.32%, 01/30/2023(m)	566	570	4.50%, 12/01/2043	5,891	6,245
US LIBOR + 2.75%			4.50%, 09/01/2044	7,500	7,937
PetSmart Inc			4.50%, 03/01/2046	1,323	1,412
4.56%, 03/11/2022(m)	140	113	5.00%, 03/01/2018	5	5
US LIBOR + 3.00%			5.00%, 05/01/2018	6	6
		$6,452	5.00%, 10/01/2018	8	8
Semiconductors - 0.03%			5.00%, 01/01/2019	27	27
Micron Technology Inc			5.00%, 06/01/2031	791	851
3.58%, 04/26/2022(m)	938	945	5.00%, 09/01/2039	2,091	2,275
US LIBOR + 2.00%			5.00%, 03/01/2041	2,497	2,712
			5.50%, 08/01/2023	483	506
Software - 0.05%			5.50%, 05/01/2033	67	74
First Data Corp			5.50%, 10/01/2033	47	50
3.81%, 07/08/2022(m)	827	832	5.50%, 12/01/2033	660	731
US LIBOR + 2.25%			5.50%, 11/01/2036	558	613
Signode Industrial Group US Inc			5.50%, 04/01/2038	245	272
4.38%, 05/01/2021(m)	804	805	5.50%, 08/01/2038	493	554
US LIBOR + 4.75%			5.50%, 03/01/2040	731	807
		$1,637	6.00%, 03/01/2022	10	11
Telecommunications - 0.29%			6.00%, 07/01/2023	211	235
Avaya Inc			6.00%, 06/01/2028	3	3
6.31%, 11/08/2024(m)	2,375	2,386	6.00%, 01/01/2029	1	1
US LIBOR + 4.75%			6.00%, 12/01/2031	34	38
			6.00%, 12/01/2032	32	36
			6.00%, 02/01/2033	132	147
			6.00%, 12/01/2033	33	37
			6.00%, 10/01/2036	246	277
			6.00%, 01/01/2038	333	379

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 01/01/2038	$23	$25	3.50%, 07/01/2046	$13,279	$13,434
6.00%, 07/01/2038	1,193	1,358	3.50%, 10/01/2046	5,421	5,495
6.50%, 03/01/2029	6	7	3.50%, 12/01/2046	9,099	9,222
6.50%, 05/01/2029	9	10	3.50%, 12/01/2046	6,231	6,318
6.50%, 04/01/2031	4	4	3.50%, 04/01/2047	263	267
6.50%, 09/01/2031	2	2	3.50%, 10/01/2047	198	201
6.50%, 02/01/2032	3	3	3.72%, 03/01/2035	2,597	2,770
6.50%, 05/01/2032	11	13	U.S. Treasury 1-Year Note + 2.62%
6.50%, 04/01/2035	75	86	3.76%, 04/01/2033	116	122
6.50%, 10/01/2035	63	71	6 Month LIBOR + 2.26%
7.00%, 12/01/2029	6	6	4.00%, 08/01/2020	554	567
7.00%, 06/01/2030	12	14	4.00%, 01/01/2029	2,359	2,477
7.00%, 12/01/2030	5	5	4.00%, 02/01/2031	365	380
7.00%, 09/01/2031	1	2	4.00%, 03/01/2034	927	976
7.50%, 09/01/2030	2	2	4.00%, 04/01/2034	4,974	5,224
7.50%, 01/01/2031	8	9	4.00%, 05/01/2044	4,635	4,825
7.50%, 03/01/2031	2	2	4.00%, 06/01/2044	7,494	7,793
7.50%, 02/01/2032	3	4	4.00%, 05/01/2045	19,038	19,763
8.00%, 09/01/2030	48	51	4.00%, 10/01/2045	6,200	6,447
		$103,411	4.00%, 12/01/2045	8,761	9,070
Federal National Mortgage Association (FNMA) - 12.53%			4.00%, 02/01/2047(o)	22,500	23,241
2.50%, 04/01/2028	2,885	2,860	4.00%, 04/01/2047	7,728	8,067
2.50%, 06/01/2028	202	201	4.00%, 05/01/2047	19,005	19,658
2.50%, 09/01/2029	934	923	4.00%, 06/01/2047	1,916	1,982
2.99%, 10/01/2034	96	99	4.00%, 06/01/2047	19,845	20,649
6 Month LIBOR + 1.49%			4.00%, 10/01/2047	7,662	7,929
3.00%, 02/01/2027(o)	17,000	17,087	4.50%, 04/01/2024	1,147	1,195
3.00%, 07/01/2028	5,113	5,151	4.50%, 06/01/2044	1,179	1,259
3.00%, 10/01/2029	1,266	1,275	4.50%, 12/01/2044	10,185	10,826
3.00%, 10/01/2030	4,908	4,941	5.00%, 03/01/2018	1	1
3.00%, 08/01/2034	5,316	5,306	5.00%, 02/01/2035	2,282	2,470
3.00%, 10/01/2034	2,865	2,859	5.00%, 05/01/2040	5,690	6,172
3.00%, 12/01/2040	216	213	5.00%, 05/01/2041	2,602	2,796
3.00%, 11/01/2042	600	591	5.00%, 10/01/2041	3,304	3,567
3.00%, 03/01/2043	4,903	4,832	5.00%, 02/01/2044	2,760	3,019
3.00%, 04/01/2043	650	641	5.00%, 07/01/2044	3,106	3,351
3.00%, 04/01/2043	26,067	25,693	5.50%, 06/01/2020	78	79
3.00%, 05/01/2043	5,908	5,823	5.50%, 09/01/2020	458	472
3.00%, 05/01/2043	984	970	5.50%, 02/01/2023	34	37
3.00%, 08/01/2043	4,179	4,118	5.50%, 06/01/2023	105	114
3.00%, 02/01/2047(o)	7,000	6,861	5.50%, 07/01/2023	3	3
3.07%, 01/01/2033	49	50	5.50%, 07/01/2033	129	142
U.S. Treasury 1-Year Note + 2.14%			5.50%, 09/01/2033	179	197
3.28%, 04/01/2041	444	465	5.50%, 08/01/2036	1,500	1,648
12 Month LIBOR + 1.77%			5.50%, 02/01/2037	61	67
3.32%, 02/01/2036	17	18	5.50%, 04/01/2038	2,404	2,623
12 Month LIBOR + 1.61%			5.50%, 12/01/2038	1,257	1,388
3.32%, 04/01/2036	201	210	5.50%, 05/01/2040	501	548
12 Month LIBOR + 1.59%			6.00%, 02/01/2023	14	15
3.34%, 07/01/2033	673	704	6.00%, 11/01/2035	1,242	1,402
12 Month LIBOR + 1.57%			6.00%, 02/01/2038	440	489
3.36%, 12/01/2032	85	88	6.00%, 05/01/2038	88	98
12 Month LIBOR + 1.57%			6.00%, 08/01/2038	416	466
3.41%, 12/01/2036	282	296	6.00%, 08/01/2038	227	252
12 Month LIBOR + 1.66%			6.00%, 03/01/2040	3,429	3,849
3.49%, 08/01/2035	122	128	6.50%, 05/01/2022	7	8
12 Month LIBOR + 1.74%			6.50%, 12/01/2031	2	3
3.50%, 04/01/2030	8,110	8,345	6.50%, 02/01/2032	2	2
3.50%, 10/01/2033	3,075	3,142	6.50%, 02/01/2032	2	2
3.50%, 08/01/2034	2,374	2,425	6.50%, 04/01/2032	7	8
3.50%, 01/01/2041	293	298	6.50%, 06/01/2032	1	1
3.50%, 02/01/2043(o)	31,000	31,291	6.50%, 08/01/2032	9	10
3.50%, 05/01/2043	440	447	6.50%, 07/01/2037	503	565
3.50%, 07/01/2043	2,070	2,101	6.50%, 07/01/2037	278	308
3.50%, 09/01/2044	6,875	6,974	6.50%, 12/01/2037	332	372
3.50%, 11/01/2044	4,811	4,888	6.50%, 02/01/2038	424	487
3.50%, 03/01/2045	9,676	9,821	6.50%, 03/01/2038	175	194
3.50%, 04/01/2045	4,412	4,470	6.50%, 09/01/2038	510	566
3.50%, 08/01/2045	6,367	6,460	7.00%, 02/01/2032	16	17
3.50%, 11/01/2045	13,961	14,178	7.00%, 03/01/2032	30	33
3.50%, 01/01/2046	6,145	6,247	7.50%, 08/01/2032	7	8
3.50%, 06/01/2046	8,771	8,874			$430,370

See accompanying notes.

     Schedule of Investments Core Plus Bond Fund January 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) - 5.64%			U.S. Treasury (continued)
2.75%, 07/20/2043	$454	$463		2.13%, 11/30/2023	$8,400	$8,187
U.S. Treasury 1-Year Note + 1.50%				2.25%, 08/15/2046	11,750	10,182
3.00%, 06/20/2043	3,703	3,685		2.50%, 02/15/2045	450	413
3.00%, 01/20/2045	1,887	1,871		3.00%, 11/15/2044(p)	23,400	23,701
3.00%, 01/20/2046	7,170	7,105		3.00%, 05/15/2045	2,545	2,577
3.00%, 02/01/2047	10,000	9,900		3.00%, 11/15/2045	39,000	39,484
3.50%, 02/01/2042(o)	20,000	20,363		3.13%, 02/15/2042	25	26
3.50%, 03/15/2042	1,440	1,479		3.38%, 05/15/2044	495	536
3.50%, 04/15/2042	1,476	1,511		3.75%, 11/15/2043(q)	4,035	4,638
3.50%, 09/20/2044	93	95		3.88%, 08/15/2040	44,545	51,813
3.50%, 02/01/2047	64,500	65,669		4.50%, 02/15/2036	175	217
3.50%, 09/20/2047	1,830	1,874		4.75%, 02/15/2037	2,300	2,957
3.50%, 10/15/2047	14,933	15,310		6.25%, 05/15/2030	100	136
3.50%, 11/15/2047	404	412				$290,479
4.00%, 02/15/2042	1,092	1,138	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.00%, 08/15/2045	4,520	4,696	OBLIGATIONS			$1,017,980
4.00%, 06/20/2046	972	1,016	Total Investments			$3,566,788
4.00%, 02/20/2047	1,506	1,575	Other Assets and Liabilities - (3.81)%			$(130,821)
4.00%, 06/20/2047	4,944	5,159	TOTAL NET ASSETS - 100.00%			$3,435,967
4.00%, 06/20/2047	7,383	7,689
4.00%, 08/20/2047	2,530	2,647
4.00%, 09/20/2047	2,984	3,122	(a)	Non-income producing security
4.00%, 09/20/2047	2,883	3,017	(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
4.00%, 09/20/2047	994	1,040		information.
4.00%, 10/20/2047	1,430	1,496	(c)	Fair value of these investments is determined in good faith by the Manager
4.00%, 10/20/2047	25	26		under procedures established and periodically reviewed by the Board of
4.00%, 01/20/2048	8,009	8,379		Directors. Certain inputs used in the valuation may be unobservable;
4.50%, 06/20/2025	3,059	3,199		however, each security is evaluated individually for purposes of ASC 820
4.50%, 09/15/2039	393	422		which results in not all securities being identified as Level 3 of the fair
4.50%, 03/15/2040	3,087	3,266		value hierarchy. At the end of the period, the fair value of these securities
4.50%, 08/15/2040	5,426	5,775		totaled $3,938 or 0.11% of net assets.
4.50%, 01/20/2044	3,363	3,563	(d)	The value of these investments was determined using significant
5.00%, 11/15/2033	2,104	2,268		unobservable inputs.
5.00%, 06/15/2034	39	42	(e)	Affiliated Security. Security is either an affiliate (and registered under the
5.00%, 10/20/2039	176	190		Investment Company Act of 1940) or an affiliate as defined by the
5.00%, 07/20/2040	330	349		Investment Company Act of 1940 (the Fund controls 5.0% or more of the
5.00%, 02/15/2042	1,435	1,547		outstanding voting shares of the security). Please see affiliated sub-
5.50%, 10/15/2033	747	843		schedule for transactional information.
5.50%, 05/20/2035	79	87	(f)	Perpetual security. Perpetual securities pay an indefinite stream of
5.50%, 02/15/2038	883	971		interest, but they may be called by the issuer at an earlier date.
6.00%, 07/20/2028	30	34	(g)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 11/20/2028	30	33		1933. These securities may be resold in transactions exempt from
6.00%, 01/20/2029	34	38		registration, normally to qualified institutional buyers. At the end of the
6.00%, 07/20/2029	8	9		period, the value of these securities totaled $696,744 or 20.28% of net
6.00%, 08/15/2031	19	22		assets.
6.00%, 01/15/2032	3	4	(h)	Security purchased on a when-issued basis.
6.00%, 02/15/2032	27	30	(i)	Certain variable rate securities are not based on a published reference
6.00%, 02/15/2033	32	36		rate and spread but are determined by the issuer or agent and are based
6.00%, 12/15/2033	42	48		on current market conditions. These securities do not indicate a reference
6.50%, 03/20/2028	6	7		rate and spread in their description.
6.50%, 05/20/2029	6	7	(j)	Rate shown is the rate in effect as of period end. The rate may be based on
6.50%, 10/15/2032	17	18		a fixed rate and may convert to a variable rate or floating rate in the
6.50%, 12/15/2032	56	62		future.
7.00%, 06/15/2031	12	14	(k)	Security is an Interest Only Strip.
7.00%, 07/15/2031	2	2	(l)	Payment in kind; the issuer has the option of paying additional securities
7.00%, 06/15/2032	84	92		in lieu of cash.
8.00%, 01/20/2031	5	5	(m)	Rate information disclosed is based on an average weighted rate as of
		$193,720		January 31, 2018.
U.S. Treasury - 8.45%			(n)	This Senior Floating Rate Note will settle after January 31, 2018, at which
1.25%, 01/31/2019	300	298		time the interest rate will be determined.
1.25%, 01/31/2020	2,000	1,965	(o)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
1.25%, 10/31/2021	16,900	16,198		Notes to Financial Statements for additional information.
1.38%, 03/31/2020	43,650	42,903	(p)	Security or a portion of the security was pledged to cover margin
1.38%, 04/30/2020	7,450	7,315		requirements for swap and/or swaption contracts. At the end of the period,
1.50%, 01/31/2022	2,025	1,953		the value of these securities totaled $362 or 0.01% of net assets.
1.50%, 08/15/2026	10,425	9,459	(q)	Security or a portion of the security was pledged to cover margin
1.63%, 10/31/2023	13,800	13,094		requirements for futures contracts. At the end of the period, the value of
1.75%, 10/31/2020	1,000	986		these securities totaled $2,402 or 0.07% of net assets.
1.75%, 04/30/2022	41,830	40,632
2.00%, 05/31/2021	4,540	4,488
2.00%, 10/31/2021	175	172
2.13%, 08/31/2020	6,075	6,055
2.13%, 12/31/2021	95	94

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Mortgage Securities			30.93%
Financial			14.95%
Government			10.76%
Asset Backed Securities			7.75%
Consumer, Non-cyclical			7.67%
Energy			6.14%
Communications			6.11%
Consumer, Cyclical			4.43%
Utilities			3.35%
Investment Companies			3.25%
Technology			2.99%
Industrial			2.93%
Basic Materials			2.55%
Other Assets and Liabilities			(3.81)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017				Purchases	Sales	January 31, 2018
		Value			Cost	Proceeds			Value
Principal Government Money Market Fund		$—			$500,876	$389,140			$111,736
		$—			$500,876	$389,140			$111,736

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund	$ 173			$—	$		—		$—
	$ 173			$—	$		—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date			Cost	Value		Percent of Net Assets
Chaparral Energy Inc - A Shares		04/06/2017			$5		$12		0.00%
Chaparral Energy Inc - A Shares		04/06/2017			1,643		1,489		0.04%
Chaparral Energy Inc - B Shares		04/06/2017			370		313		0.01%
Goodman Networks Inc		06/01/2017			—		17		0.00%
Goodman Networks Inc		06/01/2017			—		—		0.00%
Pinnacle Operating Corp		03/09/2017			450		926		0.03%
Total							$2,757		0.08%

Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
CBOE VIX; February 2018		Short		2	$27	$			(3)
CBOE VIX; March 2018		Short		2	27				—
US 10 Year Note; March 2018		Short		57	6,930				193
US 10 Year Ultra Note; March 2018		Short		700	91,142				2,853
US 2 Year Note; March 2018		Short		885	188,713				1,174
US 5 Year Note; March 2018		Short		300	34,413				367
US Long Bond; March 2018		Long		195	28,823				(1,067)
US Ultra Bond; March 2018		Long		54	8,745				(265)
Total						$			3,252

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Contracts to Accept			In Exchange For	Fair Value	Asset		Liability
Brown Brothers Harriman & Co	02/07/2018	CAD	3,930,529		$3,139	$3,196		$57	$—
Brown Brothers Harriman & Co	02/07/2018	CHF		521,967	536	561		25	—
Brown Brothers Harriman & Co	02/07/2018	EUR	5,249,803		6,350	6,520		170	—
Brown Brothers Harriman & Co	02/07/2018	JPY	171,011,474		1,518	1,567		49	—
Total								$301	$—
							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Contracts to Deliver			In Exchange For	Fair Value	Asset		Liability
Brown Brothers Harriman & Co	02/07/2018	CAD	3,930,529		$3,139	$3,196		$—	$(57)
Brown Brothers Harriman & Co	02/07/2018	CHF		521,967	536	561		—	(25)
Brown Brothers Harriman & Co	02/07/2018	EUR	22,448,210		26,430	27,878		—	(1,448)
Brown Brothers Harriman & Co	02/07/2018	JPY	171,011,474		1,518	1,567		—	(49)
JPMorgan Chase	02/07/2018	GBP	4,513,678		5,916	6,410		—	(494)
Total								$—	$(2,073)

Amounts in thousands except contracts.
See accompanying notes.	28

Schedule of Investments
Core Plus Bond Fund
January 31, 2018 (unaudited)

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread	(Pay)/					Unrealized
	as of January	Receive	Payment	Notional	Upfront		Appreciation/
Reference Entity	31, 2018(a)	Fixed Rate	Frequency Maturity Date	Amount	Payments/(Receipts)		(Depreciation)	Fair Value
CDX. NA.HY.29	N/A	(5.00)% Quarterly 12/20/2022		$125	$(10	) $	—	$(10)
Total					$(10	) $	—	$(10)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

     Schedule of Investments Diversified International Fund January 31, 2018 (unaudited)

COMMON STOCKS - 97.67%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.00%			Computers - 2.32%
Safran SA	802,145	$90,628	Atos SE	422,296	$66,599
Thales SA	364,502	40,858	Capgemini SE	310,220	41,179
		$131,486	Fujitsu Ltd	15,000,000	110,754
Airlines - 0.77%			Logitech International SA	2,031,756	85,210
Qantas Airways Ltd	9,629,674	40,810			$303,742
Ryanair Holdings PLC ADR(a)	483,623	59,345	Cosmetics & Personal Care - 1.15%
		$100,155	Unilever NV	2,398,696	138,459
Apparel - 1.62%			Unilever PLC	215,803	12,213
LVMH Moet Hennessy Louis Vuitton SE	547,770	171,591			$150,672
Moncler SpA	1,209,540	39,861	Distribution & Wholesale - 3.25%
		$211,452	Ferguson PLC	1,081,362	83,507
Automobile Manufacturers - 4.26%			ITOCHU Corp	5,788,700	113,903
Ferrari NV	454,766	54,258	Mitsubishi Corp	4,920,600	137,902
Fiat Chrysler Automobiles NV (a)	5,059,795	122,289	Sumitomo Corp	5,197,400	89,866
Honda Motor Co Ltd	2,969,400	104,718			$425,178
Maruti Suzuki India Ltd	564,381	84,265	Diversified Financial Services - 2.85%
Suzuki Motor Corp	1,118,300	64,230	Amundi SA (b)	468,062	44,166
Volvo AB - B Shares	6,227,595	127,108	Hana Financial Group Inc	1,350,366	65,803
		$556,868	Indiabulls Housing Finance Ltd	3,656,492	79,809
Automobile Parts & Equipment - 0.34%			ORIX Corp	6,058,490	113,486
Aisin Seiki Co Ltd	752,200	44,027	Shinhan Financial Group Co Ltd	1,043,569	51,809
			Zenkoku Hosho Co Ltd	369,600	17,325
Banks - 13.67%					$372,398
Banco do Brasil SA	8,098,000	100,887	Electric - 1.41%
Bank Negara Indonesia Persero Tbk PT	44,582,900	31,305	Enel SpA	11,970,203	76,100
Bank of Montreal	946,900	78,008	Iberdrola SA	9,374,801	76,309
Bank of Nova Scotia/The	1,122,400	74,571	Power Grid Corp of India Ltd	10,615,488	32,319
CaixaBank SA	14,592,344	78,713			$184,728
Credicorp Ltd	311,992	72,267	Electrical Components & Equipment - 1.51%
Danske Bank A/S	2,636,746	107,070	Brother Industries Ltd	601,600	15,454
DNB ASA	3,294,472	66,961	Furukawa Electric Co Ltd	1,017,500	55,933
Erste Group Bank AG (a)	1,747,280	88,011	OSRAM Licht AG	591,850	51,727
Grupo Financiero Banorte SAB de CV	10,768,200	68,966	Philips Lighting NV (b)	721,040	28,352
HDFC Bank Ltd ADR	400,833	43,527	Prysmian SpA	1,306,823	45,972
HDFC Bank Ltd	404,231	13,234			$197,438
ING Groep NV	7,493,475	147,137	Electronics - 0.96%
Lloyds Banking Group PLC	148,103,745	146,326	Hitachi High-Technologies Corp	592,800	27,990
Macquarie Group Ltd	1,028,874	85,373	Hoya Corp	1,126,004	57,835
Mediobanca Banca di Credito Finanziario SpA	7,289,610	88,656	Keyence Corp	64,700	39,538
Mitsubishi UFJ Financial Group Inc	19,584,576	148,086			$125,363
Raiffeisen Bank International AG (a)	1,776,372	76,363	Engineering & Construction - 1.73%
Sberbank of Russia PJSC ADR	6,343,097	127,833	ACS Actividades de Construccion y Servicios	2,196,231	87,877
Swedbank AB	2,484,174	63,532	SA
Yes Bank Ltd	14,698,656	81,644	ACS Actividades de Construccion y Servicios	2,196,231	1,151
		$1,788,470	SA - Rights (a)
Beverages - 1.28%			Vinci SA	1,267,371	136,977
Diageo PLC	3,277,286	117,957			$226,005
Treasury Wine Estates Ltd	3,619,772	49,861	Food - 2.28%
		$167,818	Nestle SA	2,267,968	195,911
Biotechnology - 1.04%			Nichirei Corp	1,478,700	39,695
CSL Ltd	646,097	75,968	Uni-President Enterprises Corp	6,310,000	15,147
Shire PLC	1,277,944	59,708	X5 Retail Group NV (a)	1,245,880	47,832
		$135,676			$298,585
Building Materials - 0.49%			Food Service - 0.09%
Kingspan Group PLC	1,384,781	64,024	Compass Group PLC	563,172	11,858

Chemicals - 1.17%			Forest Products & Paper - 0.61%
Covestro AG (b)	681,566	78,483	Mondi PLC	1,191,908	31,768
Mitsubishi Chemical Holdings Corp	4,070,900	44,399	UPM-Kymmene OYJ	1,419,533	47,865
Wacker Chemie AG	153,112	30,722			$79,633
		$153,604	Healthcare - Products - 1.43%
Commercial Services - 3.19%			Japan Lifeline Co Ltd	1,028,000	26,055
Adecco Group AG	341,832	28,126	Lonza Group AG (a)	429,568	119,350
Ashtead Group PLC	3,618,595	108,171	Straumann Holding AG	54,701	41,752
CCR SA	5,824,200	28,655			$187,157
Evotec AG (a)	1,522,737	27,806	Healthcare - Services - 0.38%
Intertek Group PLC	512,696	36,581	ICON PLC (a)	452,135	49,518
New Oriental Education & Technology Group	545,469	50,232
Inc ADR			Holding Companies - Diversified - 0.75%
Qualicorp SA	4,568,700	43,888	Melco International Development Ltd	12,093,000	36,204
TAL Education Group ADR	2,095,118	68,238	Wharf Holdings Ltd/The	15,220,000	62,014
Wirecard AG	209,523	26,123			$98,218
		$417,820

See accompanying notes.

     Schedule of Investments Diversified International Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders - 1.56%			Private Equity (continued)
MRV Engenharia e Participacoes SA	5,609,500	$26,695	Intermediate Capital Group PLC	2,211,450	$36,361
Persimmon PLC	1,548,088	55,032			$275,762
Sekisui House Ltd	2,096,168	38,514	Real Estate - 2.16%
Taylor Wimpey PLC	30,758,390	83,215	CK Asset Holdings Ltd	9,158,840	87,152
		$203,456	Sun Hung Kai Properties Ltd	3,194,000	55,220
Insurance - 4.65%			Vonovia SE	1,546,909	76,283
ASR Nederland NV	1,279,811	55,904	Wharf Real Estate Investment Co Ltd (a)	9,343,000	64,555
AXA SA	3,004,839	98,822			$283,210
Hannover Rueck SE	676,294	92,493	REITs - 0.74%
Industrial Alliance Insurance & Financial	508,100	24,327	Dexus	5,413,746	41,558
Services Inc			Mirvac Group	30,988,856	55,065
Legal & General Group PLC	26,926,236	103,434			$96,623
Manulife Financial Corp	2,178,400	46,225	Retail - 4.86%
NN Group NV	2,060,006	97,160	Alimentation Couche-Tard Inc	2,044,446	106,959
Swiss Life Holding AG (a)	241,190	90,566
			Cie Financiere Richemont SA	1,246,680	119,577
		$608,931	Dollarama Inc	989,316	135,271
Internet - 3.35%			Kering	252,786	128,049
Alibaba Group Holding Ltd ADR(a)	812,775	166,042	Lojas Renner SA	6,052,650	71,934
Tencent Holdings Ltd	4,613,732	272,613	Matsumotokiyoshi Holdings Co Ltd	580,600	23,855
		$438,655	Wal-Mart de Mexico SAB de CV	19,966,578	49,949
Investment Companies - 0.51%					$635,594
Investor AB	1,352,938	66,161	Semiconductors - 5.52%
			Infineon Technologies AG	4,570,340	133,072
Iron & Steel - 2.00%			Rohm Co Ltd	646,100	71,178
POSCO	264,452	94,326	Samsung Electronics Co Ltd	80,297	187,680
Tata Steel Ltd	2,341,623	25,926	Taiwan Semiconductor Manufacturing Co Ltd	24,673,544	215,630
Tata Steel Ltd - Rights (a)	356,977	1,090	Tokyo Electron Ltd	281,200	53,046
Tata Steel Ltd - Rights (a)	178,488	251	Ulvac Inc	921,300	61,757
Vale SA	10,742,600	140,004			$722,363
		$261,597	Software - 0.84%
Machinery - Construction & Mining - 1.43%			Open Text Corp	968,800	33,176
ABB Ltd	2,641,919	73,638	Ubisoft Entertainment SA (a)	903,673	77,340
Hitachi Ltd	14,188,000	113,217			$110,516
		$186,855	Telecommunications - 2.96%
Machinery - Diversified - 1.04%			Mobile TeleSystems PJSC ADR	744,644	9,040
Duerr AG	242,142	33,360	Nippon Telegraph & Telephone Corp	1,530,163	73,272
KION Group AG	388,545	35,713	Orange SA	3,259,354	58,896
Sumitomo Heavy Industries Ltd	1,473,400	67,569	SK Telecom Co Ltd	208,258	51,715
		$136,642	SoftBank Group Corp	1,291,600	107,316
Mining - 2.05%			Telekomunikasi Indonesia Persero Tbk PT	134,046,100	39,946
Glencore PLC (a)	16,115,410	92,364	Telenor ASA	2,034,900	47,575
Norsk Hydro ASA	5,246,878	38,204			$387,760
Rio Tinto Ltd	2,236,503	137,698	Toys, Games & Hobbies - 0.71%
		$268,266	Nintendo Co Ltd	205,200	92,938
Miscellaneous Manufacturers - 0.38%
Smiths Group PLC	2,214,367	50,288	Transportation - 0.84%
			Canadian National Railway Co	1,374,548	110,165
Oil & Gas - 6.37%
Canadian Natural Resources Ltd	2,005,800	68,474	TOTAL COMMON STOCKS		$12,779,689
Encana Corp	2,393,400	29,596	INVESTMENT COMPANIES - 1.36%	Shares Held	Value(000	's)
JXTG Holdings Inc	7,407,600	49,317	Money Market Funds - 1.36%
LUKOIL PJSC ADR	882,518	58,312	Principal Government Money Market Fund (c)	178,520,377	178,520
Neste Oyj	879,338	60,859
PTT PCL	5,266,800	82,692	TOTAL INVESTMENT COMPANIES		$178,520
Reliance Industries Ltd	6,549,290	98,820	PREFERRED STOCKS - 0.76%	Shares Held	Value(000	's)
Royal Dutch Shell PLC - A Shares	3,598,549	126,371	Holding Companies - Diversified - 0.76%
Royal Dutch Shell PLC - B Shares	1,997,533	70,858	Itausa - Investimentos Itau SA 0.06%	23,867,671	$99,277
Suncor Energy Inc	2,174,700	78,784

TOTAL SA	1,887,044	109,411	TOTAL PREFERRED STOCKS		$99,277
		$833,494	Total Investments		$13,057,486
Pharmaceuticals - 2.96%			Other Assets and Liabilities - 0.21%		$27,578
Hypermarcas SA	3,735,814	42,615
Novo Nordisk A/S	2,246,250	124,663	TOTAL NET ASSETS - 100.00%		$13,085,064
Recordati SpA	1,163,664	52,992
Roche Holding AG	676,291	167,094	(a) Non-income producing security
		$387,364	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Pipelines - 1.08%			1933. These securities may be resold in transactions exempt from
Petronet LNG Ltd	6,453,941	25,841	registration, normally to qualified institutional buyers. At the end of the
TransCanada Corp	2,504,627	115,315	period, the value of these securities totaled $151,001 or 1.15% of net
		$141,156	assets.
Private Equity - 2.11%
3i Group PLC	7,965,153	105,323
Brookfield Asset Management Inc	3,203,502	134,078

See accompanying notes.

Schedule of Investments
Diversified International Fund
January 31, 2018 (unaudited)

(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)
Country		Percent
Japan		15.33%
United Kingdom		9.68%
Switzerland		8.39%
France		8.13%
Canada		7.90%
Germany		4.46%
China		4.25%
Brazil		4.24%
Netherlands		4.03%
India		3.71%
Korea, Republic Of		3.44%
Italy		2.74%
Australia		2.66%
Hong Kong		2.33%
Sweden		1.97%
Russian Federation		1.86%
Spain		1.86%
United States		1.82%
Taiwan, Province Of China		1.77%
Denmark		1.77%
Ireland		1.33%
Austria		1.25%
Norway		1.16%
Mexico		0.91%
Finland		0.83%
Thailand		0.63%
Peru		0.55%
Indonesia		0.55%
South Africa		0.24%
Other Assets and Liabilities		0.21%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$760,312	$581,792		$178,520
		$—		$760,312	$581,792		$178,520

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	308		$—			$—	$—
	$308		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Equity Income Fund January 31, 2018 (unaudited)

COMMON STOCKS - 98.44%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.38%			Machinery - Diversified - 1.14%
Boeing Co/The	77,840	$27,584	Deere & Co	492,776	$82,008

Airlines - 1.30%			Media - 0.32%
Delta Air Lines Inc	1,652,114	93,791	Walt Disney Co/The	211,544	22,988

Apparel - 1.51%			Miscellaneous Manufacturers - 2.05%
VF Corp	1,344,911	109,126	3M Co	195,898	49,072
			Parker-Hannifin Corp	490,833	98,864
Automobile Manufacturers - 1.65%					$147,936
PACCAR Inc	1,591,764	118,682	Oil & Gas - 9.26%
			Chevron Corp	683,020	85,617
Automobile Parts & Equipment - 2.88%			Cimarex Energy Co	972,402	109,103
Autoliv Inc	917,549	139,660	Exxon Mobil Corp	981,687	85,701
Magna International Inc	1,193,338	68,199	Marathon Petroleum Corp	2,403,650	166,501
		$207,859	Occidental Petroleum Corp	1,094,023	82,019
Banks - 10.83%			Royal Dutch Shell PLC - B shares ADR	1,923,337	138,346
Banco Santander Mexico SA Institucion de	4,089,738	31,982			$667,287
Banca Multiple Grupo Financiero Santand			Pharmaceuticals - 7.42%
ADR			Johnson & Johnson	650,658	89,914
Bank of Nova Scotia/The	2,143,055	142,492	Merck & Co Inc	1,946,698	115,342
JPMorgan Chase & Co	1,790,414	207,097	Novartis AG ADR	945,264	85,131
PNC Financial Services Group Inc/The	1,279,743	202,225	Pfizer Inc	3,038,560	112,548
SunTrust Banks Inc	525,879	37,180	Roche Holding AG ADR	4,263,909	132,181
US Bancorp	2,787,459	159,275			$535,116
		$780,251	Pipelines - 1.95%
Beverages - 1.84%			Enterprise Products Partners LP	5,084,038	140,421
Coca-Cola Co/The	1,271,283	60,501
Dr Pepper Snapple Group Inc	606,570	72,394	Private Equity - 2.21%
		$132,895	KKR & Co LP	6,607,924	159,119
Chemicals - 2.31%
Air Products & Chemicals Inc	376,450	63,383	REITs - 5.01%
DowDuPont Inc	677,333	51,193	Annaly Capital Management Inc	8,164,689	86,056
PPG Industries Inc	439,121	52,137	Digital Realty Trust Inc	943,321	105,605
		$166,713	Host Hotels & Resorts Inc	3,599,855	74,733
Computers - 3.12%			Simon Property Group Inc	580,715	94,871
Accenture PLC - Class A	208,814	33,556			$361,265
Apple Inc	1,144,326	191,595	Retail - 2.39%
		$225,151	Costco Wholesale Corp	498,656	97,173
Diversified Financial Services - 6.46%			Starbucks Corp	1,318,391	74,898
BlackRock Inc	283,919	159,506			$172,071
Discover Financial Services	2,164,828	172,753	Semiconductors - 3.74%
FNF Group	3,429,842	133,695	Applied Materials Inc	882,182	47,312
		$465,954	Maxim Integrated Products Inc	883,871	53,916
Electric - 5.07%			Microchip Technology Inc	973,715	92,717
Eversource Energy	1,496,169	94,393	Taiwan Semiconductor Manufacturing Co Ltd	1,661,959	75,303
NextEra Energy Inc	549,834	87,105	ADR
WEC Energy Group Inc	1,419,169	91,253			$269,248
Xcel Energy Inc	2,037,165	92,976	Software - 2.17%
		$365,727	Fidelity National Information Services Inc	581,136	59,485
Electronics - 1.09%			Microsoft Corp	788,820	74,946
Honeywell International Inc	493,500	78,797	SAP SE ADR	191,973	21,741
					$156,172
Food - 4.53%			Telecommunications - 2.82%
Hormel Foods Corp	1,394,726	47,881	BCE Inc	2,061,031	96,353
Kraft Heinz Co/The	1,028,199	80,600	Verizon Communications Inc	1,970,571	106,549
Kroger Co/The	4,678,218	142,031			$202,902
Tyson Foods Inc	731,287	55,658	Toys, Games & Hobbies - 2.08%
		$326,170	Hasbro Inc	1,582,314	149,639
Gas - 1.10%
Sempra Energy	743,710	79,592	Transportation - 1.69%
			Union Pacific Corp	642,267	85,742
Healthcare - Products - 4.74%			United Parcel Service Inc	281,235	35,807
Abbott Laboratories	1,745,092	108,475			$121,549
Becton Dickinson and Co	428,529	104,107	TOTAL COMMON STOCKS		$7,095,772
Medtronic PLC	1,506,119	129,360	INVESTMENT COMPANIES - 1.48%	Shares Held	Value (000's)
		$341,942	Money Market Funds - 1.48%
Insurance - 5.38%			Principal Government Money Market Fund (a)	106,983,901	106,984
Allstate Corp/The	1,132,086	111,816
Chubb Ltd	1,083,962	169,260	TOTAL INVESTMENT COMPANIES		$106,984
Fairfax Financial Holdings Ltd	121,894	64,325	Total Investments		$7,202,756
Swiss Re AG ADR	1,724,918	42,416	Other Assets and Liabilities - 0.08%		$5,580
		$387,817	TOTAL NET ASSETS - 100.00%		$7,208,336

See accompanying notes.

Schedule of Investments
Equity Income Fund
January 31, 2018 (unaudited)

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.89%
Consumer, Non-cyclical		18.53%
Consumer, Cyclical		11.81%
Energy		11.21%
Technology		9.03%
Industrial		6.35%
Utilities		6.17%
Communications		3.14%
Basic Materials		2.31%
Investment Companies		1.48%
Other Assets and Liabilities		0.08%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$201,700	$94,716		$106,984
		$—		$201,700	$94,716		$106,984

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	100		$—			$—	$—
	$100		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS - 83.39%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks - 5.64%				Sovereign (continued)
ABQ Finance Ltd				Russian Federal Bond - OFZ
3.50%, 02/22/2022		$750	$737	7.70%, 03/23/2033		$30,000	$549
Itau Unibanco Holding SA/Cayman Island				Russian Foreign Bond - Eurobond
6.13%, 12/31/2049(a),(b)		450	458	5.25%, 06/23/2047		600	631
U.S. Treasury 5-Year Note + 3.98%				Serbia International Bond
QNB Finansbank AS/Turkey				4.88%, 02/25/2020		300	310
4.88%, 05/19/2022(b)		400	393	Sri Lanka Government International Bond
			$1,588	5.88%, 07/25/2022		400	417
Chemicals - 2.41%				6.25%, 07/27/2021		200	212
Braskem Netherlands Finance BV				Turkey Government International Bond
3.50%, 01/10/2023(b)		275	272	4.88%, 10/09/2026		885	863
Petkim Petrokimya Holding AS				5.13%, 02/17/2028		275	270
5.88%, 01/26/2023(b)		400	405	Ukraine Government International Bond
			$677	0.00%, 05/31/2040(b),(e),(f)		505	343
Diversified Financial Services - 4.52%				0.00%, 05/31/2040(e),(f)		370	251
Turkiye Sinai Kalkinma Bankasi AS				7.38%, 09/25/2032		325	330
4.88%, 05/18/2021		600	597	7.75%, 09/01/2022		150	163
Unifin Financiera SAB de CV SOFOM ENR				7.75%, 09/01/2025		250	269
7.25%, 09/27/2023		650	675				$14,689
			$1,272	Supranational Bank - 1.84%
Food - 2.01%				Banque Ouest Africaine de Developpement
ESAL GmbH				5.00%, 07/27/2027(b)		500	517
6.25%, 02/05/2023		275	266
Nova Austral SA				Telecommunications - 4.49%
8.25%, 05/26/2021(b)		300	301	Axtel SAB de CV
				6.38%, 11/14/2024(b)		500	519
			$567
Media - 1.47%				MTN Mauritius Investment Ltd
Altice Financing SA				4.76%, 11/11/2024		750	746
7.50%, 05/15/2026(b)		125	130				$1,265
7.50%, 05/15/2026		275	285	Transportation - 1.43%
			$415	Hidrovias International Finance SARL
				5.95%, 01/24/2025(b)		400	403
Oil & Gas - 4.24%
Petrobras Global Finance BV
5.75%, 02/01/2029(c)		600	594	TOTAL BONDS			$23,475
6.00%, 01/27/2028(b)		595	600		Principal
			$1,194	CONVERTIBLE BONDS - 4.41%	Amount (000's) Value (000's)
Real Estate - 3.16%				Investment Companies - 4.41%
China Evergrande Group				Aabar Investments PJSC
8.25%, 03/23/2022		650	682	0.50%, 03/27/2020	EUR	400	469
8.75%, 06/28/2025		200	206	1.00%, 03/27/2022		700	774
			$888				$1,243
Sovereign - 52.18%				TOTAL CONVERTIBLE BONDS			$1,243
1MDB Global Investments Ltd				Total Investments			$24,718
4.40%, 03/09/2023		1,000	976	Other Assets and Liabilities - 12.20%			$3,434
Abu Dhabi Government International Bond				TOTAL NET ASSETS - 100.00%			$28,152
2.50%, 10/11/2022(b)		300	292
Argentine Republic Government International
Bond				(a)	Perpetual security. Perpetual securities pay an indefinite stream of
5.88%, 01/11/2028		800	778	interest, but they may be called by the issuer at an earlier date.
Costa Rica Government International Bond				(b)	Security exempt from registration under Rule 144A of the Securities Act of
4.37%, 05/22/2019(d)		850	843	1933. These securities may be resold in transactions exempt from
Egypt Government International Bond				registration, normally to qualified institutional buyers. At the end of the
5.88%, 06/11/2025		700	721	period, the value of these securities totaled $6,406 or 22.75% of net assets.
Hellenic Republic Government Bond				(c)	Security purchased on a when-issued basis.
3.75%, 01/30/2028	EUR	470	584	(d)	Fair value of these investments is determined in good faith by the Manager
Indonesia Treasury Bond				under procedures established and periodically reviewed by the Board of
7.50%, 08/15/2032	IDR	6,900,000	548	Directors. Certain inputs used in the valuation may be unobservable;
7.50%, 05/15/2038		6,700,000	530	however, each security is evaluated individually for purposes of ASC 820
Malaysia Government Bond				which results in not all securities being identified as Level 3 of the fair
4.18%, 07/15/2024	MYR	3,550	925	value hierarchy. At the end of the period, the fair value of these securities
Nigeria Government International Bond				totaled $843 or 2.99% of net assets.
6.50%, 11/28/2027(b)		$500	519	(e) Non-income producing security
6.50%, 11/28/2027		200	208	(f)	Certain variable rate securities are not based on a published reference
Oman Government International Bond				rate and spread but are determined by the issuer or agent and are based
5.63%, 01/17/2028(b)		400	403	on current market conditions. These securities do not indicate a reference
Peru Government Bond				rate and spread in their description.
6.15%, 08/12/2032(b)	PEN	1,800	621
Peruvian Government International Bond
6.35%, 08/12/2028(b)		650	230
6.35%, 08/12/2028		1,400	494
Republic of Poland Government Bond
2.50%, 07/25/2027	PLN	5,100	1,409

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2018 (unaudited)

Portfolio Summary (unaudited)

Country	Percent
Turkey	8.98%
Cayman Islands	5.77%
United Arab Emirates	5.45%
Netherlands	5.20%
Poland	5.01%
Ukraine	4.82%
Peru	4.78%
Mexico	4.24%
Russian Federation	4.19%
Indonesia	3.83%
Virgin Islands, British	3.47%
Malaysia	3.29%
Costa Rica	2.99%
Luxembourg	2.91%
Argentina	2.76%
Mauritius	2.65%
Nigeria	2.58%
Egypt	2.56%
Sri Lanka	2.23%
Greece	2.08%
Supranational	1.84%
Brazil	1.62%
Oman	1.43%
Serbia	1.10%
Chile	1.07%
Austria	0.95%
Other Assets and Liabilities	12.20%
TOTAL NET ASSETS	100.00%

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Euro Bund 10 Year Bund; March 2018		Short	11	$2,169	$			12
US 10 Year Note; March 2018		Short	36	4,377				65
US Long Bond; March 2018		Short	6	887				(2)
Total					$			75

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For		Fair Value	Asset	Liability
Barclays Bank PLC	03/22/2018	MYR	2,200,000	$556		$563	$7	$—
HSBC Securities Inc	03/22/2018	BRL	1,780,000	555		556	1	—
HSBC Securities Inc	03/22/2018	CNH	5,400,000	844		855	11	—
HSBC Securities Inc	03/22/2018	CZK	18,300,000	884		902	18	—
HSBC Securities Inc	03/22/2018	EUR	675,000	836		841	5	—
HSBC Securities Inc	03/22/2018	KRW	910,000,000	855		852	—	(3)
HSBC Securities Inc	03/22/2018	MXN	10,500,000	561		560	—	(1)
Total							$42	$(4)
							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For		Fair Value	Asset	Liability
Bank of New York Mellon	02/26/2018	EUR	74,718	$92		$93	$—	$(1)
HSBC Securities Inc	02/26/2018	EUR	906,649	1,111		1,127	—	(16)
HSBC Securities Inc	03/22/2018	BRL	1,780,000	549		556	—	(7)
HSBC Securities Inc	03/22/2018	EUR	675,000	838		841	—	(3)
HSBC Securities Inc	03/22/2018	KRW	910,000,000	849		852	—	(3)
HSBC Securities Inc	03/22/2018	MXN	10,500,000	552		560	—	(8)
JPMorgan Chase	02/26/2018	EUR	487,577	604		606	—	(2)
Total							$—	$(40)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
January 31, 2018 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/				Unrealized
		January 31,	Receive Payment		Notional	Upfront	Appreciation/	Fair Value
Counterparty	Reference Entity	2018 (a)	Fixed Rate Frequency	Maturity Date	Amount	Payments/(Receipts)	(Depreciation)	Asset	Liability
Barclays Capital	Mexico Government	0.97%	(1.00)% Quarterly	12/20/2022	$650	$(1)	$—	$—	$(1)
	International Bond,
	4.15%, 03/28/2027
JP Morgan Securities	Mexico Government	0.97%	(1.00)% Quarterly	12/20/2022	2,000	(3)	—	—	(3)
	International Bond,
	4.15%, 03/28/2027
Total						$(4)	$—	$—	$(4)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed Payment	Notional		Unrealized	Upfront
Floating Rate Index		Rate	Rate Frequency Maturity Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)			Fair Value
Brazil Cetip Interbank Deposit		Pay	9.26% Annual 01/02/2023		BRL11,800	$(6)		$—		$(6)
Total						$(6)		$—		$(6)

Amounts in thousands.

Total Return Swaps

			Pay/Receive					Value and Unrealized
			Positive	Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Reference Entity	Contracts	Return	Financing Rate Frequency	Date	Amount	Payments/(Receipts)	Asset		Liability
HSBC Securities	Egypt Treasury	12,100,000	Receive	3 month LIBOR Quarterly	02/27/2018	$655	$—		$20	$—
Inc	Bills, 0.00%,			plus 1.10%
	02/27/2018
HSBC Securities	Egypt Treasury	6,600,000	Receive	3 month LIBOR Quarterly	02/28/2018	358	—		10	—
Inc	Bills, 0.00%,			plus 1.10%
	02/27/2018
HSBC Securities	Egypt Treasury	5,175,000	Receive	3 month LIBOR Quarterly	04/17/2018	268	—		4	—
Inc	Bills, 0.00%,			plus 1.10%
	07/10/2018
HSBC Securities	Nigeria OMO	212,000,000	Receive	3 month LIBOR Quarterly	05/03/2018	561	—		—	(5)
Inc	Bill, 0.00%,			plus 1.10%
	06/07/2018
Total							$—		$34	$(5)

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

COMMON STOCKS - 34.58%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.07%			Chemicals (continued)
Smiles Fidelidade SA	346,700	$8,940	Olin Corp	140,751	$5,247
			Showa Denko KK	151,500	7,049
Aerospace & Defense - 0.11%			Wacker Chemie AG	37,912	7,607
L3 Technologies Inc	66,208	14,067			$76,014
			Coal - 0.18%
Agriculture - 0.07%			China Coal Energy Co Ltd	13,393,000	6,911
Philip Morris International Inc	83,719	8,977	China Shenhua Energy Co Ltd	3,444,500	10,703
			Foresight Energy LP	695,156	2,989
Airlines - 0.04%			Whitehaven Coal Ltd	508,628	2,018
International Consolidated Airlines Group SA	566,001	5,143			$22,621
			Commercial Services - 1.85%
Automobile Manufacturers - 0.10%			Abertis Infraestructuras SA	659,215	15,993
Fiat Chrysler Automobiles NV (a)	310,737	7,510	Ashtead Group PLC	417,458	12,479
Suzuki Motor Corp	94,500	5,428	Atlantia SpA	1,171,329	38,771
		$12,938	CCR SA	6,049,100	29,761
Automobile Parts & Equipment - 0.37%			Cengage Learning Holdings II Inc (a),(c)	34,465	259
Allison Transmission Holdings Inc	75,185	3,326	China Merchants Port Holdings Co Ltd	2,600,000	6,856
Dana Inc	303,018	9,997	COSCO SHIPPING Ports Ltd	12,704,000	13,275
FCC Co Ltd	308,300	8,291	Getlink SE	1,069,963	15,005
Georg Fischer AG	6,519	9,437	Jiangsu Expressway Co Ltd	16,734,329	25,739
Goodyear Tire & Rubber Co/The	121,448	4,229	Macquarie Infrastructure Corp	134,354	8,914
Lear Corp	58,413	11,282	Transurban Group	7,015,307	67,919
		$46,562			$234,971
Banks - 2.42%			Computers - 0.11%
Aareal Bank AG	104,669	5,291	Atos SE	24,299	3,832
Agricultural Bank of China Ltd	22,016,000	13,470	HP Inc	259,570	6,053
Bank of America Corp	529,738	16,952	Leidos Holdings Inc	52,863	3,521
Bank of China Ltd	20,318,000	12,177			$13,406
BOC Hong Kong Holdings Ltd	952,500	4,858	Cosmetics & Personal Care - 0.11%
Cathay General Bancorp	223,120	9,759	Colgate-Palmolive Co	106,365	7,897
Central Pacific Financial Corp	136,631	4,040	Svenska Cellulosa AB SCA	618,480	6,399
China Construction Bank Corp	10,250,000	11,768			$14,296
China Merchants Bank Co Ltd	941,500	4,597	Distribution & Wholesale - 0.13%
Comerica Inc	79,006	7,523	Mitsubishi Corp	208,000	5,829
Cullen/Frost Bankers Inc	92,680	9,862	Sumitomo Corp	606,200	10,482
Danske Bank A/S	150,469	6,110			$16,311
East West Bancorp Inc	84,332	5,558	Diversified Financial Services - 0.28%
Erste Group Bank AG (a)	114,236	5,754
			BGC Partners Inc	512,273	7,330
Fifth Third Bancorp	423,321	14,012	Hana Financial Group Inc	102,504	4,995
First Busey Corp	265,775	8,234	Mebuki Financial Group Inc	3,044,400	13,899
ICICI Bank Ltd ADR	473,379	5,198	Moelis & Co	188,141	9,727
Industrial & Commercial Bank of China Ltd	13,077,000	12,318			$35,951
ING Groep NV	433,681	8,516
JPMorgan Chase & Co (b)	303,519	35,108	Electric - 3.73%
Lloyds Banking Group PLC	9,880,957	9,762	Alliant Energy Corp	254,491	10,116
Mediobanca Banca di Credito Finanziario SpA	1,404,240	17,079	American Electric Power Co Inc	86,517	5,950
			CenterPoint Energy Inc	219,213	6,177
Mitsubishi UFJ Financial Group Inc	1,617,600	12,231	CMS Energy Corp (b)	247,010	11,054
Natixis SA	2,006,007	18,267
			Consolidated Edison Inc	31,795	2,555
PacWest Bancorp	216,742	11,364	Dominion Energy Inc (b)	897,983	68,642
Resona Holdings Inc	2,487,800	15,066	DTE Energy Co (b)	237,268	25,065
Sberbank of Russia PJSC ADR	272,467	5,491
State Street Corp	29,664	3,268	Enel SpA	1,442,963	9,174
			Entergy Corp	201,270	15,838
Union Bankshares Corp	232,225	8,766	Eversource Energy (b)	306,100	19,312
Zions Bancorporation	90,173	4,872
		$307,271	Exelon Corp	201,233	7,749
			FirstEnergy Corp	156,403	5,146
Beverages - 0.04%			Great Plains Energy Inc	928,720	28,902
Dr Pepper Snapple Group Inc	47,469	5,665	Hydro One Ltd (d)	1,040,800	18,794
			Infraestructura Energetica Nova SAB de CV	170,000	886
Biotechnology - 0.15%			NextEra Energy Inc (b)	402,632	63,785
Gilead Sciences Inc (b)	234,060	19,614
			NRG Yield Inc - C Shares	25,042	473
			Origin Energy Ltd (a)	615,707	4,612
Building Materials - 0.28%			PG&E Corp	646,303	27,423
Buzzi Unicem SpA	223,079	6,550	Pinnacle West Capital Corp (b)	70,100	5,604
Masco Corp	88,728	3,963	Portland General Electric Co	135,000	5,717
Owens Corning	84,395	7,846	Power Assets Holdings Ltd	3,444,000	30,607
Xinyi Glass Holdings Ltd (a)	11,360,000	17,212
			PPL Corp	595,000	18,963
		$35,571	Public Service Enterprise Group Inc	240,000	12,449
Chemicals - 0.60%			Southern Co/The	831,164	37,494
Celanese Corp	115,239	12,464	SSE PLC	1,229,679	22,804
China General Plastics Corp	6,331,000	7,290	WEC Energy Group Inc (b)	145,000	9,323
Denka Co Ltd	170,300	6,807			$474,614
DowDuPont Inc	193,115	14,596	Electrical Components & Equipment - 0.06%
Huntsman Corp	432,573	14,954	Fujikura Ltd	527,200	5,183

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electrical Components & Equipment (continued)			Insurance (continued)
Prysmian SpA	84,589	$2,976	Swiss Life Holding AG (a)	51,979	$19,518
		$8,159	UNIQA Insurance Group AG	728,063	8,968
Electronics - 0.08%			Unum Group	232,938	12,390
Nippon Electric Glass Co Ltd	151,700	6,273			$131,526
Tripod Technology Corp	1,332,000	4,293	Iron & Steel - 0.22%
		$10,566	Material Sciences Corp - Warrants (a),(c),(e),(f)	1,131,541	3,711
Energy - Alternate Sources - 0.23%			Specialty Steel Holdings, Inc. (a),(e),(f)	87	15,444
NextEra Energy Partners LP (b)	642,928	28,874	Steel Dynamics Inc	201,495	9,148
					$28,303
Engineering & Construction - 0.73%			Leisure Products & Services - 0.08%
ACS Actividades de Construccion y Servicios	240,985	9,643	Royal Caribbean Cruises Ltd	77,893	10,403
SA
ACS Actividades de Construccion y Servicios	155,437	82	Lodging - 0.34%
SA - Rights (a)			Extended Stay America Inc	1,590,944	32,185
Aena SME SA (d)	45,126	9,826	Las Vegas Sands Corp	90,005	6,977
China Communications Services Corp Ltd	12,600,000	7,982	Scandic Hotels Group AB (d)	353,571	3,912
China Machinery Engineering Corp	12,411,000	8,136			$43,074
Downer EDI Ltd	1,730,414	9,344	Machinery - Construction & Mining - 0.04%
Eiffage SA	63,878	7,744	Oshkosh Corp	60,033	5,446
Grupo Aeroportuario del Pacifico SAB de CV	281,509	2,950
Japan Airport Terminal Co Ltd	154,900	6,018	Machinery - Diversified - 0.12%
Kyowa Exeo Corp	302,900	7,864	Cummins Inc	52,712	9,910
Kyudenko Corp	206,500	9,486	Valmet OYJ	226,415	5,080
Vinci SA	123,447	13,342			$14,990
		$92,417	Media - 0.69%
Food - 0.17%			Altice USA Inc (a)	755,000	16,210
Sonae SGPS SA	4,750,965	7,635	Cogeco Communications Inc	200,500	12,421
WH Group Ltd (d)	11,594,000	14,335	Comcast Corp - Class A (b)	881,849	37,505
		$21,970	Time Warner Inc	223,600	21,320
Gas - 1.63%					$87,456
Atmos Energy Corp	66,983	5,553	Mining - 0.22%
ENN Energy Holdings Ltd	1,194,000	9,225	Alumina Ltd	2,722,117	5,264
National Grid PLC ADR	268,750	15,501	Boliden AB	54,028	1,961
National Grid PLC	7,045,379	80,727	Mitsui Mining & Smelting Co Ltd	118,900	6,678
NiSource Inc (b)	887,449	21,902	Rio Tinto Ltd	107,673	6,629
Osaka Gas Co Ltd	1,363,300	27,120	Rio Tinto PLC	127,908	7,120
Rubis SCA	142,096	10,480			$27,652
Sempra Energy (b)	70,500	7,545	Miscellaneous Manufacturers - 0.17%
South Jersey Industries Inc	65,411	1,926	Crane Co	35,855	3,584
Southwest Gas Holdings Inc	2,200	162	Hill & Smith Holdings PLC	199,318	3,399
UGI Corp	598,111	27,376	Parker-Hannifin Corp	44,793	9,022
		$207,517	Trinseo SA	62,060	5,117
Hand & Machine Tools - 0.04%					$21,122
Basso Industry Corp	2,064,900	4,658	Office & Business Equipment - 0.11%
			Xerox Corp	397,560	13,569
Healthcare - Services - 0.22%
Anthem Inc	22,356	5,541	Oil & Gas - 1.12%
Encompass Health Corp	204,314	10,812	Andeavor	56,157	6,074
Laboratory Corp of America Holdings (a)	35,577	6,208	Chaparral Energy Inc - A Shares (a),(c),(f)	1,934	48
Quest Diagnostics Inc	45,903	4,858	Chaparral Energy Inc - A Shares (a),(c)	252,908	6,260
		$27,419	Chaparral Energy Inc - B Shares (a),(c),(f)	53,185	1,316
Home Builders - 0.17%			Chevron Corp	185,281	23,225
Bellway PLC	95,465	4,500	China Petroleum & Chemical Corp	10,202,000	8,819
MDC Holdings Inc	147,760	4,981	Comstock Resources Inc - Warrants (a)	28,875	173
Persimmon PLC	169,487	6,025	ConocoPhillips	135,229	7,953
PulteGroup Inc	175,748	5,594	Cosmo Energy Holdings Co Ltd	184,000	7,244
		$21,100	Exxon Mobil Corp (b)	86,898	7,586
Home Furnishings - 0.00%			Frontera Energy Corp (a)	35,992	1,280
Targus Group International Inc (a),(c),(e),(f)	75,880	68	Helmerich & Payne Inc	46,054	3,317
			Milagro Oil & Gas Inc (a),(c),(e),(f)	1,874	189
Insurance - 1.03%			Murphy Oil Corp	299,688	9,620
Allianz SE	28,265	7,149	Royal Dutch Shell PLC ADR(b)	140,000	9,834
Allstate Corp/The	78,236	7,727	Royal Dutch Shell PLC - A Shares	485,029	17,004
American Financial Group Inc/OH	159,364	18,062	Royal Dutch Shell PLC - B Shares	440,701	15,633
ASR Nederland NV	108,055	4,720	TOTAL SA	134,847	7,819
AXA SA	346,511	11,396	Whitecap Resources Inc	1,269,140	9,276
Legal & General Group PLC	1,956,349	7,515			$142,670
Manulife Financial Corp	365,100	7,747	Oil & Gas Services - 0.03%
NN Group NV	271,074	12,785	Fara HoldCo Limited (a),(f)	95,469	678
Prudential Financial Inc	74,017	8,795	Subsea 7 SA	212,463	3,309
Reinsurance Group of America Inc	30,347	4,754			$3,987
			Packaging & Containers - 0.27%
			DS Smith PLC	1,192,309	8,522

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Packaging & Containers (continued)			REITs (continued)
Graphic Packaging Holding Co	431,736	$6,972	CYS Investments Inc (b)	1,056,987	$7,124
WestRock Co	275,462	18,354	Daiwa Office Investment Corp	730	4,214
		$33,848	DDR Corp	1,145,080	9,298
Pharmaceuticals - 0.25%			Dexus	2,117,163	16,252
AbbVie Inc (b)	63,084	7,079	Empiric Student Property PLC	1,169,387	1,458
Johnson & Johnson	71,147	9,832	EPR Properties (b)	166,546	9,836
Novo Nordisk A/S	57,695	3,202	Equinix Inc	33,541	15,268
Pfizer Inc	85,531	3,168	Essex Property Trust Inc (b)	99,083	23,084
Recordati SpA	186,502	8,493	Eurocommercial Properties NV	169,290	7,986
		$31,774	Far East Hospitality Trust	11,295,700	6,583
Pipelines - 1.59%			First Industrial Realty Trust Inc	93,392	2,882
Enbridge Inc	1,161,113	42,508	Fonciere Des Regions	106,215	11,675
Enterprise Products Partners LP (b)	1,260,562	34,817	Fortune Real Estate Investment Trust	2,768,000	3,475
Kinder Morgan Inc/DE	2,901,199	52,164	Frasers Centrepoint Trust	3,866,200	6,691
Koninklijke Vopak NV	226,102	10,206	Frasers Logistics & Industrial Trust	7,519,905	6,542
ONEOK Inc	261,134	15,371	Gecina SA	51,714	10,105
Plains All American Pipeline LP	1,058,093	22,188	Goodman Group	1,947,678	12,710
Targa Resources Corp	120,000	5,760	Gramercy Property Trust	586,304	14,798
TransCanada Corp	10,000	460	Granite Real Estate Investment Trust	114,110	4,697
Williams Partners LP	445,000	18,645	H&R Real Estate Investment Trust	285,600	4,881
		$202,119	Healthcare Trust of America Inc	269,819	7,450
Private Equity - 0.11%			Hispania Activos Inmobiliarios SOCIMI SA	317,153	6,640
Intermediate Capital Group PLC	676,067	11,116	Hoshino Resorts REIT Inc	723	3,798
Jafco Co Ltd	44,800	2,550	Hudson Pacific Properties Inc	296,100	9,466
		$13,666	ICADE	64,183	6,961
Real Estate - 1.91%			Independence Realty Trust Inc	1,701,312	15,635
ADO Properties SA (d)	349,528	18,834	Industrial & Infrastructure Fund Investment	5,112	5,845
Aroundtown SA	1,716,940	13,820	Corp
Atrium European Real Estate Ltd (a)	1,726,269	9,018	InfraREIT Inc	1,186,547	22,521
CA Immobilien Anlagen AG	153,432	4,713	Inmobiliaria Colonial Socimi SA	568,199	6,347
CapitaLand Ltd	3,065,100	8,949	Investa Office Fund	767,862	2,737
			Invitation Homes Inc (b)	1,357,349	30,527
Castellum AB	457,724	7,892
Citycon OYJ	1,906,384	5,292	Irish Residential Properties REIT PLC	2,272,325	4,229
Deutsche Wohnen SE	405,264	18,324	Japan Hotel REIT Investment Corp	30,728	22,797
Echo Investment SA	747,847	1,128	Japan Rental Housing Investments Inc	4,811	3,799
Entra ASA (d)	386,477	5,841	Kenedix Retail REIT Corp	3,650	8,240
Fabege AB	242,000	5,299	Kilroy Realty Corp	153,794	10,969
LEG Immobilien AG	163,015	18,397	Klepierre SA	212,915	9,727
			Liberty Property Trust (b)	344,565	14,268
Mitsubishi Estate Co Ltd	226,500	4,357
Mitsui Fudosan Co Ltd	1,116,000	29,391	Link REIT	2,622,500	23,210
New World Development Co Ltd	8,252,000	13,302	LondonMetric Property PLC	4,766,195	12,140
Nexity SA (a)	164,581	9,917	Macquarie Mexico Real Estate Management	7,727,600	8,595
			SA de CV (a)
Open House Co Ltd	56,500	3,322
Propertylink Group	11,299,669	8,808	Mapletree Logistics Trust	7,081,500	7,401
SOHO China Ltd	19,700,000	11,684	MCUBS MidCity Investment Corp	26,295	18,887
Sun Hung Kai Properties Ltd	182,000	3,147	Merlin Properties Socimi SA	1,534,355	22,092
Times Property Holdings Ltd	8,623,000	10,701	Mirvac Group	3,468,575	6,163
TLG Immobilien AG	304,418	8,572	Monmouth Real Estate Investment Corp	329,751	5,635
Tokyo Tatemono Co Ltd	564,700	9,104	New Residential Investment Corp	866,555	14,983
Vonovia SE	174,576	8,609	NewRiver REIT PLC	3,288,345	14,053
Wihlborgs Fastigheter AB	194,931	4,744	NexPoint Residential Trust Inc	70,810	1,877
		$243,165	Park Hotels & Resorts Inc	759,510	21,957
			Pebblebrook Hotel Trust	282,459	11,016
REITs - 9.21%			Physicians Realty Trust	769,844	12,548
AIMS AMP Capital Industrial REIT	5,477,950	5,716	PLA Administradora Industrial S de RL de CV	4,483,345	6,829
Alexandria Real Estate Equities Inc	144,991	18,805	(a)
Altarea SCA	33,455	8,552	Prologis Inc (b)	470,513	30,635
American Tower Corp	368,317	54,400	Prologis Property Mexico SA de CV	1,472,580	2,689
Apartment Investment & Management Co	451,178	18,877	Pure Industrial Real Estate Trust	1,534,000	10,077
Arena REIT	2,370,825	4,375	SBA Communications Corp (a)	17,500	3,054
Assura PLC	3,696,474	3,237	Secure Income REIT Plc	301,021	1,547
Blackstone Mortgage Trust Inc	339,595	10,527	Segro PLC	1,285,677	10,633
Brixmor Property Group Inc	367,335	5,962	Sekisui House Reit Inc	3,613	4,920
CapitaLand Commercial Trust	11,430,545	16,282	Simon Property Group Inc (b)	257,310	42,037
CapitaLand Retail China Trust	7,229,200	9,319	Spirit Realty Capital Inc	2,760,092	22,550
Champion REIT	9,331,000	6,915	Spring Real Estate Investment Trust	6,271,000	2,727
Charter Hall Group	1,631,227	7,756
City Office REIT Inc (g)	1,873,442	21,882	STAG Industrial Inc	744,980	18,863
			STORE Capital Corp	1,464,752	35,901
Cromwell Property Group	14,870,246	11,868	Sun Communities Inc (b)	273,826	24,327
Crown Castle International Corp (b)	635,766	71,695
CubeSmart (b)	712,026	19,602	Sunstone Hotel Investors Inc	298,475	5,029
			Tanger Factory Outlet Centers Inc	828,657	20,866
CyrusOne Inc	116,200	6,704	Taubman Centers Inc	123,615	7,621
			Two Harbors Investment Corp	774,591	11,425
			UNITE Group PLC/The	459,476	5,204

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	PREFERRED STOCKS - 0.61%				Shares Held	Value (000's)
REITs (continued)			Banks - 0.23%
Uniti Group Inc (b)	1,000,860	$15,844	AgriBank FCB 6.88% (h)				33,000	$3,618
Welltower Inc	74,551	4,471	3 Month LIBOR + 4.23%
Weyerhaeuser Co	398,476	14,959	Citigroup Inc 6.88% (h)				80,995	2,284
WPT Industrial Real Estate Investment Trust	1,158,169	15,184	3 Month LIBOR + 4.13%
		$1,171,938	CoBank ACB 6.20% (h)				7,000	749
Retail - 0.26%			3 Month LIBOR + 3.74%
Best Buy Co Inc	84,967	6,208	CoBank ACB 6.25% (d),(h)				51,000	5,419
Kohl's Corp	49,864	3,230	3 Month LIBOR + 4.56%
Lowe's Cos Inc	80,193	8,398	Fifth Third Bancorp 6.63% (h)				100,000	2,828
Wal-Mart de Mexico SAB de CV	835,500	2,090	3 Month LIBOR + 3.71%
Walmart Inc	128,802	13,730	Goldman Sachs Group Inc/The 5.50% (h)				32,200	839
		$33,656	3 Month LIBOR + 3.64%
			Huntington Bancshares Inc/OH 6.25% (h)				70,000	1,870
Semiconductors - 0.44%			KeyCorp 6.13% (h)				40,000	1,130
ASM Pacific Technology Ltd	464,900	6,332
BE Semiconductor Industries NV	28,421	2,735	3 Month LIBOR + 3.89%
			Morgan Stanley 5.85% (h)				60,000	1,569
Intel Corp	108,972	5,246
Microchip Technology Inc	113,613	10,818	3 Month LIBOR + 3.49%
MKS Instruments Inc	89,585	9,165	PNC Financial Services Group Inc/The				50,000	1,383
Powertech Technology Inc	3,266,000	10,608	6.13% (h)
Rohm Co Ltd	21,500	2,369	3 Month LIBOR + 4.07%
			State Street Corp 5.90% (h)				65,000	1,739
SUMCO Corp	88,400	2,406
Taiwan Semiconductor Manufacturing Co Ltd	796,000	6,956	3 Month LIBOR + 3.11%
			Valley National Bancorp 6.25% (h)				120,000	3,232
		$56,635
			3 Month LIBOR + 3.85%
Software - 0.38%			Wells Fargo & Co 5.63% (h)				80,727	2,027
Aspect Software Inc (a),(c)	514,301	5,143
InterXion Holding NV (a)	409,907	25,722						$28,687
Microsoft Corp (b)	184,096	17,491	Diversified Financial Services - 0.01%
			Charles Schwab Corp/The 6.00% (h)				59,400	1,558
		$48,356
Storage & Warehousing - 0.08%
Americold Realty Trust (a)	87,301	1,596	Electric - 0.10%
			Alabama Power Co 5.00% (h)				75,000	1,878
Safestore Holdings PLC	1,209,425	8,572
		$10,168	Dominion Energy Inc 5.25%, 07/30/2076				76,941	1,838
			DTE Energy Co	5.25%, 12/01/2077			35,000	847
Telecommunications - 0.64%			Entergy Louisiana LLC 4.70%, 06/01/2063				99,900	2,335
Accton Technology Corp	2,658,000	10,644	Entergy Utility Group Inc 5.00%, 12/01/2052				20,000	487
AT&T Inc	85,168	3,189	SCE Trust V 5.45% (h)				125,000	3,151
BCE Inc (b)	285,000	13,324
			3 Month LIBOR + 3.79%
CenturyLink Inc	1,090,000	19,413	SCE Trust VI 5.00% (h)				25,000	566
Cisco Systems Inc	302,309	12,558	Southern Co/The 5.25%, 12/01/2077				35,000	832
Mobile TeleSystems PJSC ADR	218,684	2,655						$11,934
TELUS Corp	45,200	1,703
			Food - 0.01%
Verizon Communications Inc	281,292	15,209	Dairy Farmers of America Inc 7.88% (d),(h)				10,000	1,144
Zayo Group Holdings Inc (a)	76,462	2,806

		$81,501	Insurance - 0.06%
Toys, Games & Hobbies - 0.09%			Allstate Corp/The 6.63% (h)				100,000	2,590
Nintendo Co Ltd	24,700	11,187	Arch Capital Group Ltd 5.25% (h)				30,800	718
			Hartford Financial Services Group Inc/The				100,000	2,904
Transportation - 1.11%			7.88%, 04/15/2042
Canadian Pacific Railway Ltd	86,056	15,934	3 Month LIBOR + 5.60%
Central Japan Railway Co	62,100	11,796	Reinsurance Group of America Inc 6.20%,				20,000	557
CSX Corp	263,571	14,963	09/15/2042
East Japan Railway Co	432,400	43,160	3 Month LIBOR + 4.37%
Norfolk Southern Corp (b)	203,601	30,719
			XLIT Ltd 4.84% (h)				1,200	1,116
SITC International Holdings Co Ltd	7,226,000	8,267	3 Month LIBOR + 3.12%
Union Pacific Corp	125,969	16,817						$7,885
		$141,656	REITs - 0.09%
Water - 0.10%			DDR Corp 6.38% (h)				15,702	392
American Water Works Co Inc (b)	148,000	12,309
			Digital Realty Trust Inc 7.38% (h)				8,320	219
			Equity Residential 8.29% (h)				20,702	1,338
TOTAL COMMON STOCKS		$4,397,856	Kimco Realty Corp 5.25% (h)				63,000	1,463
INVESTMENT COMPANIES - 3.30%	Shares Held	Value (000's)	Prologis Inc 8.54% (h)				92,034	6,377
Money Market Funds - 3.30%			Public Storage	5.05% (h)			2,000	47
Principal Government Money Market Fund (g)	419,280,914	419,281	Public Storage	5.88% (h)			57,851	1,481
			Public Storage 6.00% (h)				18,393	476
TOTAL INVESTMENT COMPANIES		$419,281						$11,793
CONVERTIBLE PREFERRED STOCKS -			Telecommunications - 0.11%
0.04%	Shares Held	Value (000's)	Centaur Funding Corp 9.08%, 04/21/2020 (d)				9,000	10,301
Banks - 0.04%			Telephone & Data Systems Inc		6.88	%,	12,496	311
Wells Fargo & Co 7.50% (h)	4,146	$5,307	11/15/2059
			Telephone & Data Systems Inc		7.00	%,	91,217	2,262
TOTAL CONVERTIBLE PREFERRED STOCKS		$5,307	03/15/2060

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

PREFERRED STOCKS (continued)		Shares Held		Value (000's)		Principal
Telecommunications (continued)					BONDS (continued)	Amount (000's) Value (000's)
Verizon Communications Inc 5.90%,			50,000	$1,292	Automobile Manufacturers - 0.16%
02/15/2054					BCD Acquisition Inc
				$14,166	9.63%, 09/15/2023(d)		$7,320	$7,997
TOTAL PREFERRED STOCKS				$77,167	Fiat Chrysler Finance Europe SA
		Principal			4.75%, 07/15/2022	EUR	2,700	3,817
BONDS - 52.71%		Amount (000's)		Value (000's)	6.75%, 10/14/2019		1,200	1,649
Aerospace & Defense - 0.40%					General Motors Financial Co Inc
					5.75%, 12/31/2049(h),(i)		$1,000	1,032
Leonardo SpA
4.88%, 03/24/2025		EUR	2,200	$3,298	3 Month LIBOR + 3.60%
TA MFG. Ltd					Navistar International Corp
					6.63%, 11/01/2025(d)		4,631	4,841
3.63%, 04/15/2023			853	1,080
TransDigm Inc					Peugeot SA
6.00%, 07/15/2022			$4,975	5,106	2.00%, 03/23/2024	EUR	700	884
6.38%, 06/15/2026			26,650	27,350				$20,220
6.50%, 07/15/2024			7,655	7,874	Automobile Parts & Equipment - 0.11%
Triumph Group Inc					Adient Global Holdings Ltd
7.75%, 08/15/2025			5,445	5,772	3.50%, 08/15/2024		2,100	2,687
				$50,480	Allison Transmission Inc
					5.00%, 10/01/2024(d)		$2,740	2,767
Agriculture - 0.11%
Adecoagro SA					American Axle & Manufacturing Inc
6.00%, 09/21/2027(d)			11,883	11,693	6.25%, 04/01/2025(d)		4,115	4,300
Vector Group Ltd					IHO Verwaltungs GmbH
6.13%, 02/01/2025(d)			2,830	2,936	3.25%, 09/15/2023(j)	EUR	3,000	3,887
				$14,629				$13,641
Airlines - 0.09%					Banks - 2.58%
Gol Finance Inc					Australia & New Zealand Banking Group
7.00%, 01/31/2025(d)			11,990	11,990	Ltd/United Kingdom
					6.75%, 12/31/2049(d),(h)		$1,000	1,126
Apparel - 0.01%					USD ICE SWAP Rate NY 5 + 5.17%
Hanesbrands Inc					Banco Bilbao Vizcaya Argentaria SA
4.63%, 05/15/2024(d)			925	937	9.00%, 12/31/2049(h)		3,000	3,041
					USSW5 Index Spread + 8.26%
Automobile Asset Backed Securities - 0.30%					Banco de Bogota SA
					6.25%, 05/12/2026(d)		3,620	3,928
AmeriCredit Automobile Receivables Trust
2016-3					Banco Hipotecario SA
					9.75%, 11/30/2020(d)		5,340	6,040
2.12%, 11/08/2019			517	517
1 Month LIBOR + 0.56%					Banco Mercantil del Norte SA/Grand
AmeriCredit Automobile Receivables Trust					Cayman
					7.63%, 12/31/2049(d),(h)		7,665	8,495
2017-4
1.74%, 05/18/2021			5,000	5,000	U.S. Treasury 10-Year Note + 5.35%
1 Month LIBOR + 0.18%					Banco Nacional de Costa Rica
					5.88%, 04/25/2021(d)		3,969	4,084
Drive Auto Receivables Trust 2017-1					6.25%, 11/01/2023(d)		6,085	6,363
1.90%, 05/15/2019			2,360	2,361
1 Month LIBOR + 0.34%					Banco Santander SA
					6.38%, 12/31/2049(h)		2,000	2,044
Drive Auto Receivables Trust 2017-2
1.84%, 08/15/2019			4,399	4,399	USSW5 Index Spread + 4.79%
1 Month LIBOR + 0.28%					Bancolombia SA
Enterprise Fleet Financing LLC					4.88%, 10/18/2027		5,045	5,015
1.59%, 02/22/2021(d)			2,042	2,041	U.S. Treasury 5-Year Note + 2.93%
					Bank of America Corp
GM Financial Automobile Leasing Trust					6.30%, 12/31/2049(h),(i)		3,000	3,360
2016-2
2.06%, 10/22/2018			109	109	3 Month LIBOR + 4.55%
					6.50%, 12/31/2049(h),(i)		1,000	1,119
1 Month LIBOR + 0.50%
GM Financial Automobile Leasing Trust					3 Month LIBOR + 4.17%
2016-3					Bank of New York Mellon Corp/The
					4.95%, 12/31/2049(h),(i)		2,000	2,045
1.92%, 02/20/2019			2,100	2,100
1 Month LIBOR + 0.36%					3 Month LIBOR + 3.42%
Hertz Fleet Lease Funding LP					Bank of Nova Scotia/The
2.20%, 04/10/2031(d)			4,250	4,259	4.65%, 12/31/2049(h),(i)		1,100	1,089
1 Month LIBOR + 0.65%					3 Month LIBOR + 2.65%
Hyundai Auto Lease Securitization Trust					Banque Centrale de Tunisie International
2017	-C				Bond
1.73%, 03/16/2020(d)			7,000	7,002	5.75%, 01/30/2025(d)		3,600	3,566
1 Month LIBOR + 0.17%					Barclays PLC
					4.84%, 05/09/2028		2,935	3,009
Nissan Auto Lease Trust 2017-A					7.88%, 12/31/2049(h)		10,000	10,931
1.76%, 09/16/2019			8,255	8,260	USSW5 Index Spread + 6.77%
1 Month LIBOR + 0.20%
					BBVA Bancomer SA/Texas
World Omni Automobile Lease Securitization					6.75%, 09/30/2022(d)		4,260	4,740
Trust 2016-A
1.97%, 02/15/2019			1,785	1,786	BNP Paribas SA
					7.20%, 06/29/2049(d),(h),(i)		4,400	5,087
1 Month LIBOR + 0.41%
				$37,834	3 Month LIBOR + 1.29%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Banks (continued)			Banks (continued)
BNP Paribas SA (continued)			Lloyds Bank PLC (continued)
7.37%, 12/31/2049(d),(h)	$3,000	$ 3,446	12.00%, 12/29/2049(d),(h),(i)		$3,000	$4,004
USSW5 Index Spread + 5.15%			3 Month LIBOR + 11.76%
7.63%, 12/31/2049(d),(h)	3,000	3,274	M&T Bank Corp
USSW5 Index Spread + 6.31%			6.45%, 12/31/2049(h),(i)		535	604
BPCE SA			3 Month LIBOR + 3.61%
12.50%, 08/29/2049(h),(i)	4,000	4,590	Morgan Stanley
3 Month LIBOR + 12.98%			5.55%, 12/31/2049(h),(i)		1,250	1,292
Cadence BanCorp			3 Month LIBOR + 3.81%
4.88%, 06/28/2019(d)	3,500	3,554	Nordea Bank AB
Capital One Financial Corp			6.13%, 12/31/2049(d),(h)		5,000	5,365
5.55%, 12/31/2049(h),(i)	4,000	4,120	USSW5 Index Spread + 3.39%
3 Month LIBOR + 3.80%			PNC Financial Services Group Inc/The
CIT Group Inc			6.75%, 07/29/2049(h),(i)		4,000	4,365
5.80%, 12/31/2049(h),(i)	2,285	2,331	3 Month LIBOR + 3.68%
3 Month LIBOR + 3.97%			Provident Funding Associates LP / PFG
Citigroup Capital III			Finance Corp
7.63%, 12/01/2036	8,600	11,401	6.38%, 06/15/2025(d)		3,575	3,714
Citigroup Inc			QNB Finansbank AS/Turkey
6.25%, 12/31/2049(h),(i)	2,000	2,175	4.88%, 05/19/2022(d)		10,865	10,675
3 Month LIBOR + 4.52%			Royal Bank of Scotland Group PLC
Citizens Financial Group Inc			7.50%, 12/31/2049(h)		5,000	5,294
5.50%, 12/31/2049(h),(i)	4,000	4,109	USSW5 Index Spread + 5.80%
3 Month LIBOR + 3.96%			8.62%, 12/29/2049(h)		7,000	7,814
Cooperatieve Rabobank UA			USSW5 Index Spread + 7.60%
11.00%, 12/29/2049(d),(h),(i)	1,000	1,104	Societe Generale SA
3 Month LIBOR + 10.87%			7.38%, 12/31/2049(d),(h)		6,000	6,473
Credit Agricole SA			USSW5 Index Spread + 6.24%
6.63%, 12/31/2049(d),(h)	2,000	2,071	8.00%, 12/31/2049(d),(h)		1,000	1,169
USSW5 Index Spread + 4.70%			USD ICE SWAP Rate NY 5 + 5.87%
7.88%, 12/31/2049(d),(h)	6,000	6,814	8.25%, 12/31/2049(h)		1,000	1,041
USSW5 Index Spread + 4.90%			USSW5 Index Spread + 6.39%
Credit Bank of Moscow Via CBOM Finance			Standard Chartered PLC
PLC			7.01%, 07/29/2049(d),(h),(i)		1,150	1,412
7.50%, 10/05/2027(d)	4,702	4,473	3 Month LIBOR + 1.46%
USSW5 Index Spread + 5.42%			7.75%, 12/31/2049(d),(h)		15,000	16,500
7.50%, 10/05/2027	1,732	1,647	USSW5 Index Spread + 5.72%
USSW5 Index Spread + 5.42%			State Savings Bank of Ukraine Via SSB #1
Credit Suisse AG			PLC
6.50%, 08/08/2023(d)	2,000	2,235	9.62%, 03/20/2025(j)		17,867	19,888
Credit Suisse Group AG			SunTrust Banks Inc
6.25%, 12/31/2049(d),(h)	3,000	3,236	5.63%, 12/31/2049(h),(i)		1,000	1,038
USSW5 Index Spread + 3.46%			3 Month LIBOR + 3.86%
7.50%, 12/31/2049(d),(h)	1,000	1,137	Turkiye Garanti Bankasi AS
USSW5 Index Spread + 4.60%			6.13%, 05/24/2027(d)		11,614	11,623
Development Bank of Kazakhstan JSC			USSW5 Index Spread + 4.22%
4.13%, 12/10/2022(d)	7,705	7,831	Turkiye Is Bankasi AS
Dresdner Funding Trust I			6.13%, 04/25/2024(d)		3,305	3,330
8.15%, 06/30/2031(d)	4,500	6,041	7.00%, 06/29/2028(d)		1,976	1,991
HSBC Capital Funding Dollar 1 LP			USSW5 Index Spread + 5.12%
10.18%, 12/29/2049(d),(h),(i)	4,000	6,480	Turkiye Vakiflar Bankasi TAO
3 Month LIBOR + 4.98%			5.00%, 10/31/2018(d)		2,300	2,316
HSBC Holdings PLC			5.75%, 01/30/2023(d)		10,075	10,025
6.87%, 12/31/2049(h)	4,000	4,295	UBS Group AG
USD ICE SWAP Rate NY 5 + 5.51%			6.87%, 12/31/2049(h)		3,000	3,200
Itau Unibanco Holding SA/Cayman Island			USD ICE SWAP Rate NY 5 + 5.50%
6.13%, 12/31/2049(d),(h)	4,996	5,079	6.88%, 12/31/2049(h)		3,000	3,338
U.S. Treasury 5-Year Note + 3.98%			USSW5 Index Spread + 4.59%
JPMorgan Chase & Co			US Bancorp
4.62%, 12/31/2049(h),(i)	1,680	1,633	5.12%, 12/31/2049(h),(i)		2,000	2,075
3 Month LIBOR + 2.58%			3 Month LIBOR + 3.49%
5.00%, 12/31/2049(h),(i)	3,660	3,715	Wells Fargo & Co
3 Month LIBOR + 3.32%			5.87%, 12/31/2049(h),(i)		1,000	1,088
6.10%, 04/01/2166(h),(i)	1,000	1,067	3 Month LIBOR + 3.99%
3 Month LIBOR + 3.33%						$328,129
6.75%, 12/31/2049(h),(i)	10,000	11,175	Beverages - 0.04%
3 Month LIBOR + 3.78%			Cott Corp
KeyCorp Capital III			5.50%, 07/01/2024	EUR	3,900	5,229
7.75%, 07/15/2029	795	1,033
Lloyds Bank PLC			Building Materials - 0.08%
12.00%, 12/29/2049(h),(i)	10,000	13,347	BMC East LLC
3 Month LIBOR + 11.76%			5.50%, 10/01/2024(d)		$1,725	1,785

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Building Materials (continued)				Commercial Mortgage Backed Securities (continued)
Boise Cascade Co				BANK 2017-BNK5 (continued)
5.63%, 09/01/2024(d)		$2,575	$2,691	4.26%, 06/15/2060(d),(j)	$8,356	$5,492
Cemex SAB de CV				BANK 2017-BNK6
5.70%, 01/11/2025(d)		2,750	2,897	3.10%, 07/15/2060(d)	2,500	2,004
Jeld-Wen Inc				BANK 2017-BNK9
4.63%, 12/15/2025(d)		830	830	1.42%, 11/15/2054(d),(j),(l)	15,200	1,722
4.88%, 12/15/2027(d)		505	506	2.80%, 11/15/2054(d),(j)	4,000	3,113
Standard Industries Inc/NJ				BANK 2018-BNK10
4.75%, 01/15/2028(d)		1,850	1,836	1.75%, 02/15/2061(j),(l),(m)	31,334	4,415
			$10,545	2.60%, 02/15/2061(f),(j),(m)	7,834	5,996
Chemicals - 0.76%				BENCHMARK 2018-B1 Mortgage Trust
Aruba Investments Inc				1.37%, 01/15/2051(d),(j),(l)	30,260	3,375
8.75%, 02/15/2023(d)		3,500	3,675	2.75%, 01/15/2051(d)	6,500	5,070
Axalta Coating Systems Dutch Holding B				CD 2006-CD2 Mortgage Trust
BV				5.45%, 01/15/2046(j)	2,832	2,411
3.75%, 01/15/2025	EUR	3,700	4,849	CD 2007-CD4 Commercial Mortgage Trust
Braskem America Finance Co				5.40%, 12/11/2049(j)	7,590	4,499
7.13%, 07/22/2041(d)		$5,960	7,435	CD 2017-CD5 Mortgage Trust
Braskem Finance Ltd				3.35%, 08/15/2050(d)	7,000	5,782
7.25%, 06/05/2018(d)		2,950	2,997	CFCRE Commercial Mortgage Trust 2016-
7.25%, 06/05/2018		1,000	1,016	C6
Braskem Netherlands Finance BV				1.21%, 11/10/2049(j),(l)	45,053	3,478
4.50%, 01/10/2028(d)		9,200	9,292	4.22%, 11/10/2049(j)	4,000	3,940
CF Industries Inc				CGMS Commercial Mortgage Trust 2017-B1
5.15%, 03/15/2034		3,135	3,162	3.00%, 08/15/2050(d)	7,435	5,867
Consolidated Energy Finance SA				Citigroup Commercial Mortgage Trust 2007-
6.75%, 10/15/2019(d)		2,106	2,143	C6
6.88%, 06/15/2025(d)		5,020	5,309	5.64%, 12/10/2049(d),(j)	10,717	8,118
Cornerstone Chemical Co				5.64%, 12/10/2049(j)	5,124	3,882
6.75%, 08/15/2024(d)		3,940	3,950	Citigroup Commercial Mortgage Trust 2012-
CTC BondCo GmbH				GC8
5.25%, 12/15/2025(d)	EUR	400	497	4.87%, 09/10/2045(d),(j)	1,875	1,411
Hexion Inc				Citigroup Commercial Mortgage Trust 2013-
6.63%, 04/15/2020		$41,330	37,662	GC15
INEOS Group Holdings SA				4.25%, 09/10/2046(d),(j)	16,492	12,204
5.38%, 08/01/2024	EUR	2,500	3,290	5.10%, 09/10/2046(d),(j)	7,700	7,353
NOVA Chemicals Corp				Citigroup Commercial Mortgage Trust 2014-
5.25%, 06/01/2027(d)		$2,040	2,035	GC19
Olin Corp				4.90%, 03/10/2047(j)	4,150	4,349
5.00%, 02/01/2030		460	460	4.90%, 03/10/2047(d),(j)	3,425	3,191
Platform Specialty Products Corp				Citigroup Commercial Mortgage Trust 2015-
5.88%, 12/01/2025(d)		1,300	1,321	GC27
PSPC Escrow Corp				4.43%, 02/10/2048(j)	10,000	9,827
6.00%, 02/01/2023	EUR	2,050	2,657	Citigroup Commercial Mortgage Trust 2016-
Solvay Finance SA				C1
5.87%, 12/31/2049(h)		1,600	2,415	1.93%, 05/10/2049(j),(l)	37,387	4,427
EUR Swap Annual 5YR + 5.22%				Citigroup Commercial Mortgage Trust 2016-
Yingde Gases Investment Ltd				GC37
6.25%, 01/19/2023(d)		$2,925	2,941	1.80%, 04/10/2049(j),(l)	15,187	1,679
			$97,106	COMM 2012-CCRE1 Mortgage Trust
Coal - 0.41%				2.46%, 05/15/2045(d)	13,993	10,104
Alliance Resource Operating Partners LP /				5.32%, 05/15/2045(d),(j)	8,889	8,579
Alliance Resource Finance Corp				COMM 2012-CCRE4 Mortgage Trust
7.50%, 05/01/2025(d)		2,330	2,522	4.57%, 10/15/2045(d),(j)	5,000	4,100
Eterna Capital Pte Ltd				COMM 2012-CCRE5 Mortgage Trust
6.00%, PIK 6.00%, 12/11/2022(j),(k)		7,681	8,315	4.33%, 12/10/2045(d),(j)	3,475	3,306
8.00%, PIK 8.00%, 12/11/2022(j),(k)		558	565	4.33%, 12/10/2045(d),(j)	7,500	6,696
Foresight Energy LLC / Foresight Energy				Comm 2013-CCRE13 Mortgage Trust
Finance Corp				4.75%, 11/12/2046(d),(j)	6,421	6,087
11.50%, 04/01/2023(d)		47,040	41,042	4.75%, 11/12/2046(d),(j)	18,660	14,207
			$52,444	COMM 2013-CCRE6 Mortgage Trust
Commercial Mortgage Backed Securities - 9.28%				1.10%, 03/10/2046(j),(l)	61,566	2,176
Banc of America Merrill Lynch Commercial				4.07%, 03/10/2046(d),(j)	12,700	11,613
Mortgage Inc				4.07%, 03/10/2046(d),(j)	10,500	8,609
4.77%, 07/10/2043(j)		4,235	3,845	COMM 2013-CCRE7 Mortgage Trust
5.50%, 11/10/2042(j)		2,609	2,618	4.28%, 03/10/2046(d),(j)	7,500	5,917
BANK 2017-BNK5				COMM 2013-LC6 Mortgage Trust
1.18%, 06/15/2060(d),(j),(l)		36,903	3,271	4.31%, 01/10/2046(d),(j)	5,205	4,848
3.08%, 06/15/2060(d),(j)		10,000	7,983	COMM 2014-CCRE15 Mortgage Trust
				4.27%, 02/10/2047(d),(j)	5,414	4,106
				COMM 2014-CCRE17 Mortgage Trust
				0.33%, 05/10/2047(d),(j),(l)	44,717	749
				4.30%, 05/10/2047(d),(j)	5,311	3,414

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
COMM 2014-CCRE17 Mortgage			GS Mortgage Securities Trust 2011-GC5
Trust (continued)			5.40%, 08/10/2044(d),(j)	$3,660	$2,968
4.80%, 05/10/2047(d),(j)	$12,469	$ 10,599	GS Mortgage Securities Trust 2012-GC6
COMM 2014-CCRE21 Mortgage Trust			0.20%, 01/10/2045(d),(j),(l)	226,504	1,691
1.42%, 12/10/2047(d),(j),(l)	20,879	1,640	GS Mortgage Securities Trust 2012-GCJ7
COMM 2014-LC17 Mortgage Trust			5.70%, 05/10/2045(d),(j)	7,429	7,251
3.11%, 10/10/2047(d)	4,383	2,645	GS Mortgage Securities Trust 2012-GCJ9
3.69%, 10/10/2047(d)	4,133	3,046	4.75%, 11/10/2045(d),(j)	5,000	4,808
Comm 2014-UBS2 Mortgage Trust			4.75%, 11/10/2045(d),(j)	8,500	7,506
5.01%, 03/10/2047(d),(j)	13,690	11,611	GS Mortgage Securities Trust 2013-GC16
COMM 2014-UBS3 Mortgage Trust			3.50%, 11/10/2046(d)	2,500	1,763
4.81%, 06/10/2047(d),(j)	21,861	18,152	5.33%, 11/10/2046(d),(j)	3,544	3,421
COMM 2014-UBS5 Mortgage Trust			GS Mortgage Securities Trust 2013-GCJ14
3.50%, 09/10/2047(d)	10,000	7,912	4.76%, 08/10/2046(d),(j)	10,460	10,094
COMM 2014-UBS6 Mortgage Trust			4.76%, 08/10/2046(d),(j)	7,742	6,255
0.50%, 12/10/2047(d),(j),(l)	60,589	1,701	4.76%, 08/10/2046(d),(j)	2,500	1,930
COMM 2015-LC23 Mortgage Trust			GS Mortgage Securities Trust 2014-GC26
3.65%, 10/10/2048(d),(j)	6,000	5,416	1.20%, 11/10/2047(d),(j),(l)	29,811	2,072
COMM 2016-COR1 Mortgage Trust			4.51%, 11/10/2047(d),(j)	2,570	2,249
1.48%, 10/10/2049(j),(l)	45,601	3,974	GS Mortgage Securities Trust 2017-GS7
4.39%, 10/10/2049(j)	5,000	4,974	1.14%, 08/10/2050(j),(l)	29,072	2,389
COMM 2017-COR2 Mortgage Trust			JP Morgan Chase Commercial Mortgage
1.18%, 09/10/2050(j),(l)	43,443	3,771	Securities Trust 2005-CIBC12
4.56%, 09/10/2050(j)	6,500	6,625	4.99%, 09/12/2037(j)	38	39
Commercial Mortgage Pass Through			JP Morgan Chase Commercial Mortgage
Certificates			Securities Trust 2005-LDP4
3.50%, 02/10/2047(d),(j)	18,498	12,168	5.13%, 10/15/2042(j)	3,165	3,157
Commercial Mortgage Trust 2007-GG9			JP Morgan Chase Commercial Mortgage
5.51%, 03/10/2039(j)	9,851	8,469	Securities Trust 2006-CIBC16
5.53%, 03/10/2039(j)	14,000	907	5.62%, 05/12/2045	6,902	6,402
Credit Suisse Commercial Mortgage Trust			JP Morgan Chase Commercial Mortgage
Series 2007-C1			Securities Trust 2006-CIBC17
5.46%, 02/15/2040(j)	30,000	15,307	5.49%, 12/12/2043(j)	12,261	10,136
DBJPM 17-C6 Mortgage Trust			JP Morgan Chase Commercial Mortgage
1.04%, 06/10/2050(j),(l)	99,809	6,960	Securities Trust 2006-LDP9
3.24%, 06/10/2050(d),(j)	15,000	12,392	5.34%, 05/15/2047	1,000	1,000
DBUBS 2011-LC1 Mortgage Trust			JP Morgan Chase Commercial Mortgage
0.31%, 11/10/2046(d),(j),(l)	142,384	1,203	Securities Trust 2007-CIBC19
DBUBS 2011-LC2 Mortgage Trust			5.89%, 02/12/2049(j)	34,069	24,926
1.12%, 07/10/2044(d),(j),(l)	10,949	287	JP Morgan Chase Commercial Mortgage
Freddie Mac Multifamily Structured Pass			Securities Trust 2010-CNTR
Through Certificates			1.87%, 08/05/2032(d),(j),(l)	7,536	257
0.70%, 03/25/2020(j),(l)	142,271	1,618	JP Morgan Chase Commercial Mortgage
1.13%, 01/25/2021(j),(l)	92	3	Securities Trust 2011-C3
1.30%, 08/25/2020(j),(l)	24,214	663	4.41%, 02/15/2046(d),(j)	4,330	3,749
1.33%, 11/25/2019(j),(l)	52,129	949	JP Morgan Chase Commercial Mortgage
1.46%, 04/25/2041(j),(l)	86,714	2,453	Securities Trust 2011-C5
1.48%, 01/25/2043(j),(l)	79,054	6,867	4.00%, 08/15/2046(d),(j)	6,000	4,928
1.62%, 11/25/2042(j),(l)	83,688	4,469	5.41%, 08/15/2046(d),(j)	4,844	4,762
1.65%, 11/25/2040(j),(l)	16,936	1,136	JP Morgan Chase Commercial Mortgage
1.66%, 06/25/2041(j),(l)	20,000	1,479	Securities Trust 2012-C6
1.66%, 06/25/2042(j),(l)	13,000	269	2.97%, 05/15/2045(d),(j)	7,500	5,125
1.90%, 11/25/2039(j),(l)	68,598	975	JP Morgan Chase Commercial Mortgage
1.97%, 11/25/2044(j),(l)	16,293	1,810	Securities Trust 2012-C8
2.10%, 10/25/2025(j),(l)	47,224	577	2.75%, 10/15/2045(d),(j)	8,553	6,404
2.11%, 08/25/2042(j),(l)	98,038	12,067	JP Morgan Chase Commercial Mortgage
2.21%, 12/25/2039(j),(l)	25,654	1,986	Securities Trust 2013-C10
2.25%, 01/25/2041(j),(l)	15,544	952	0.34%, 12/15/2047(d),(j),(l)	276,436	4,604
2.80%, 08/25/2039(j),(l)	38,877	3,591	JP Morgan Chase Commercial Mortgage
3.61%, 06/25/2041(j),(l)	4,400	457	Securities Trust 2013-C16
4.62%, 11/25/2044(j),(l)	1,800	206	3.74%, 12/15/2046(d),(j)	10,000	7,438
FREMF 2011-K704 Mortgage Trust			4.97%, 12/15/2046(d),(j)	16,203	15,620
0.10%, 10/25/2030(d),(l)	544,717	157	JP Morgan Chase Commercial Mortgage
FREMF 2016-KBAM Mortgage Trust			Securities Trust 2013-LC11
8.78%, 09/25/2022(d)	68,415	69,827	1.33%, 04/15/2046(j),(l)	61,522	3,153
1 Month LIBOR + 7.22%			JP Morgan Chase Commercial Mortgage
GS Mortgage Securities Corp II			Securities Trust 2016-JP3
3.38%, 05/10/2050	4,500	3,519	3.48%, 08/15/2049(j)	4,000	3,799
GS Mortgage Securities Trust 2010-C1			JPMBB Commercial Mortgage Securities
1.38%, 08/10/2043(d),(j),(l)	42,869	1,169	Trust 2013-C12
GS Mortgage Securities Trust 2010-C2			4.09%, 07/15/2045(j)	13,826	12,551
5.18%, 12/10/2043(d),(j)	5,000	5,052

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2013-C15			Lynch Trust 2013-C10
3.50%, 11/15/2045(d)	$9,191	$ 6,781	4.08%, 07/15/2046(d),(j)		$5,609	$5,076
5.08%, 11/15/2045(d),(j)	23,750	23,122	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2013-C13
Trust 2014-C18			4.89%, 11/15/2046(d),(j)		5,462	5,127
1.03%, 02/15/2047(j),(l)	56,177	2,131	Morgan Stanley Bank of America Merrill
4.81%, 02/15/2047(d),(j)	7,850	6,849	Lynch Trust 2013-C8
JPMBB Commercial Mortgage Securities			4.06%, 12/15/2048(d),(j)		18,500	16,921
Trust 2014-C19			Morgan Stanley Bank of America Merrill
4.66%, 04/15/2047(d),(j)	1,200	1,069	Lynch Trust 2013-C9
4.66%, 04/15/2047(j)	5,750	5,875	4.13%, 05/15/2046(d),(j)		4,150	3,237
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2014-C21			Lynch Trust 2014-C14
1.07%, 08/15/2047(j),(l)	43,627	2,247	4.82%, 02/15/2047(j)		6,750	7,053
JPMBB Commercial Mortgage Securities			4.82%, 02/15/2047(d),(j)		10,331	8,062
Trust 2014-C23			Morgan Stanley Bank of America Merrill
0.82%, 09/15/2047(j),(l)	286,892	8,470	Lynch Trust 2014-C15
JPMBB Commercial Mortgage Securities			4.89%, 04/15/2047(d),(j)		8,786	8,077
Trust 2014-C24			4.89%, 04/15/2047(d),(j)		4,000	3,092
3.92%, 11/15/2047(d),(j)	20,500	17,659	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2014-C16
Trust 2014-C26			4.25%, 06/15/2047(d),(j)		17,104	12,633
4.42%, 01/15/2048(j)	5,000	4,976	4.75%, 06/15/2047(d),(j)		12,500	11,108
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2015-C28			Lynch Trust 2014-C18
0.50%, 10/15/2048(d),(j),(l)	54,005	1,569	4.49%, 10/15/2047(j)		4,408	4,328
1.18%, 10/15/2048(j),(l)	61,864	3,141	Morgan Stanley Bank of America Merrill
4.24%, 10/15/2048(j)	5,000	4,819	Lynch Trust 2015-C20
JPMBB Commercial Mortgage Securities			1.38%, 02/15/2048(j),(l)		51,881	3,451
Trust 2015-C29			1.39%, 02/15/2048(d),(j),(l)		41,500	3,388
3.70%, 05/15/2048(j)	4,500	3,646	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2015-C21
Trust 2015-C30			0.96%, 03/15/2048(j),(l)		33,521	1,659
0.68%, 07/15/2048(j),(l)	82,164	2,542	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2015-C26
Trust 2015-C31			3.06%, 10/15/2048(d)		2,185	1,752
0.50%, 08/15/2048(d),(j),(l)	42,377	1,272	Morgan Stanley Bank of America Merrill
JPMCC Commercial Mortgage Securities			Lynch Trust 2016-C29
Trust 2017-JP6			1.64%, 05/15/2049(j),(l)		42,859	4,135
1.33%, 07/15/2050(j),(l)	23,923	1,784	Morgan Stanley Bank of America Merrill
JPMCC Commercial Mortgage Securities			Lynch Trust 2016-C31
Trust 2017-JP7			1.32%, 11/15/2049(d),(j),(l)		21,213	2,042
4.41%, 09/15/2050(d),(j)	10,984	10,452	Morgan Stanley Capital I Trust 2011-C3
LB Commercial Mortgage Trust 2007-C3			0.79%, 07/15/2049(d),(j),(l)		23,741	480
6.09%, 07/15/2044(j)	1,094	1,096	Morgan Stanley Capital I Trust 2016-UB11
6.09%, 07/15/2044(j)	12,738	12,056	3.50%, 08/15/2049(d),(j)		2,000	1,615
LB-UBS Commercial Mortgage Trust 2003-			UBS Commercial Mortgage Trust 2012-C1
C8			0.35%, 05/10/2045(d),(j),(l)		143,076	2,012
0.29%, 09/15/2037(d),(j),(l)	714	1	5.00%, 05/10/2045(d),(j)		8,000	6,776
LB-UBS Commercial Mortgage Trust 2005-			UBS-Barclays Commercial Mortgage Trust
C3			2012	-C2
4.95%, 07/15/2040(j)	254	256	1.34%, 05/10/2063(d),(j),(l)		27,010	1,301
LB-UBS Commercial Mortgage Trust 2006-			UBS-Barclays Commercial Mortgage Trust
C7			2012	-C3
5.41%, 11/15/2038	13,376	10,126	5.00%, 08/10/2049(d),(j)		20,994	17,311
LB-UBS Commercial Mortgage Trust 2007-			5.04%, 08/10/2049(d),(j)		25,827	24,932
C6			UBS-Barclays Commercial Mortgage Trust
6.27%, 07/15/2040(j)	13,250	13,216	2012	-C4
6.27%, 07/15/2040(j)	8,841	8,576	4.51%, 12/10/2045(d),(j)		21,000	18,182
Merrill Lynch Mortgage Trust 2007-C1			4.51%, 12/10/2045(d),(j)		17,981	13,340
5.81%, 06/12/2050(j)	15,601	160	UBS-Barclays Commercial Mortgage Trust
ML-CFC Commercial Mortgage Trust 2007-			2013	-C5
5			4.08%, 03/10/2046(d),(j)		9,150	8,235
5.45%, 08/12/2048(j)	5,862	4,417	4.08%, 03/10/2046(d),(j)		5,759	4,277
ML-CFC Commercial Mortgage Trust 2007-			Wachovia Bank Commercial Mortgage Trust
9			Series 2006-C26
6.13%, 09/12/2049(j)	23,565	19,264	6.03%, 06/15/2045(j)		8,984	7,937
Morgan Stanley Bank of America Merrill			Wachovia Bank Commercial Mortgage Trust
Lynch Trust 2012-C5			Series 2007-C34
4.69%, 08/15/2045(d),(j)	6,787	6,686	6.20%, 05/15/2046(j)		8,718	8,922

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Commercial Mortgage Backed Securities (continued)					Commercial Services (continued)
Wachovia Commercial Mortgage Securities					ENA Norte Trust
Inc Commercial Mortgage Pass Through					4.95%, 04/25/2028(d)		$2,666	$2,776
Certificates Series 2003 C5					4.95%, 04/25/2028		440	458
2.08%, 06/15/2035(d),(j),(l)			$360	$—	Europcar Groupe SA
Wells Fargo Commercial Mortgage Trust					4.13%, 11/15/2024(d)	EUR	550	692
2010	-C1				GW Honos Security Corp
0.58%, 11/15/2043(d),(j),(l)			13,499	198	8.75%, 05/15/2025(d)		$2,400	2,604
Wells Fargo Commercial Mortgage Trust					Iron Mountain UK PLC
2014-L	C18				3.88%, 11/15/2025(d)	GBP	2,600	3,571
1.15%, 12/15/2047(j),(l)			83,861	4,689	Jaguar Holding Co II / Pharmaceutical Product
3.96%, 12/15/2047(d),(j)			13,500	11,349	Development LLC
Wells Fargo Commercial Mortgage Trust					6.38%, 08/01/2023(d)		$3,500	3,623
2015	-C28				KAR Auction Services Inc
4.13%, 05/15/2048(j)			10,000	7,949	5.13%, 06/01/2025(d)		2,000	2,025
Wells Fargo Commercial Mortgage Trust					La Financiere Atalian SAS
2015-NX	S1				4.00%, 05/15/2024	EUR	650	841
2.88%, 05/15/2048(d),(j)			6,916	4,419	Loxam SAS
4.10%, 05/15/2048(j)			3,500	3,097	6.00%, 04/15/2025		2,900	3,922
Wells Fargo Commercial Mortgage Trust					Midas Intermediate Holdco II LLC / Midas
2015-NX	S2				Intermediate Holdco II Finance Inc
4.25%, 07/15/2058(j)			9,153	7,503	7.88%, 10/01/2022(d)		$10,333	10,562
Wells Fargo Commercial Mortgage Trust					Nielsen Finance LLC / Nielsen Finance Co
2015-NX	S3				5.00%, 04/15/2022(d)		2,975	3,023
1.17%, 09/15/2057(j),(l)			26,582	1,424	Prime Security Services Borrower LLC /
3.15%, 09/15/2057(d)			5,000	3,775	Prime Finance Inc
Wells Fargo Commercial Mortgage Trust					9.25%, 05/15/2023(d)		6,200	6,859
2016	-C34				ServiceMaster Co LLC/The
2.17%, 06/15/2049(j),(l)			35,992	4,324	5.13%, 11/15/2024(d)		1,475	1,479
Wells Fargo Commercial Mortgage Trust					Team Health Holdings Inc
2016	-C35				6.38%, 02/01/2025(d)		17,200	16,039
1.99%, 07/15/2048(j)			39,422	4,859	TMS International Corp
Wells Fargo Commercial Mortgage Trust					7.25%, 08/15/2025(d)		2,620	2,751
2016	-C36				United Rentals North America Inc
4.19%, 11/15/2059(j)			4,000	3,936	5.88%, 09/15/2026		1,555	1,666
Wells Fargo Commercial Mortgage Trust								$81,601
2016-NX	S5				Computers - 0.11%
4.88%, 01/15/2059(j)			7,681	8,003	Dell International LLC / EMC Corp
4.88%, 01/15/2059(j)			4,254	4,124	7.13%, 06/15/2024(d)		3,875	4,236
Wells Fargo Commercial Mortgage Trust					West Corp
2017	-C38				8.50%, 10/15/2025(d)		10,050	9,899
1.09%, 07/15/2050(j),(l)			79,728	5,987				$14,135
Wells Fargo Commercial Mortgage Trust					Consumer Products - 0.05%
2017	-C40				ACCO Brands Corp
4.34%, 10/15/2050(j)			10,000	9,847	5.25%, 12/15/2024(d)		2,740	2,798
Wells Fargo Commercial Mortgage Trust					Prestige Brands Inc
2017	-C42				5.38%, 12/15/2021(d)		2,910	2,947
1.57%, 12/15/2050(d),(j),(l)			20,343	2,441
								$5,745
WFRBS Commercial Mortgage Trust 2011-					Cosmetics & Personal Care - 0.17%
C5					High Ridge Brands Co
0.12%, 11/15/2044(d),(j),(l)			121,416	573	8.88%, 03/15/2025(d)		24,332	21,929
WFRBS Commercial Mortgage Trust 2013-
C11					Credit Card Asset Backed Securities - 0.07%
4.27%, 03/15/2045(d),(j)			10,000	7,983
					World Financial Network Credit Card Master
WFRBS Commercial Mortgage Trust 2014-					Trust
C20					2.04%, 02/15/2022		8,295	8,300
3.99%, 05/15/2047(d)			10,000	7,766	1 Month LIBOR + 0.48%

WFRBS Commercial Mortgage Trust 2014-
C22
3.91%, 09/15/2057(d),(j)			10,000	7,941	Distribution & Wholesale - 0.44%
					American Tire Distributors Inc
WFRBS Commercial Mortgage Trust 2014-					10.25%, 03/01/2022(d)		43,521	45,044
C24					H&E Equipment Services Inc
3.69%, 11/15/2047(d)			11,047	7,680	5.63%, 09/01/2025(d)		415	431
				$1,180,876	LKQ Corp
Commercial Services - 0.64%					4.75%, 05/15/2023		5,700	5,835
Acwa Power Management And Investments					Rexel SA
One Ltd					2.13%, 06/15/2025	EUR	1,200	1,451
5.95%, 12/15/2039(d)			8,570	9,064	3.50%, 06/15/2023		2,000	2,607
Ahern Rentals Inc								$55,368
7.38%, 05/15/2023(d)			3,195	3,083
Atento Luxco 1 SA
6.13%, 08/10/2022(d)			5,100	5,289
EC Finance PLC
2.38%, 11/15/2022(d)		EUR	1,000	1,274

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services - 0.84%				Electric (continued)
Alliance Data Systems Corp				Stoneway Capital Corp
5.38%, 08/01/2022(d)		$5,545	$5,606	10.00%, 03/01/2027(d)		$5,290	$5,730
5.88%, 11/01/2021(d)		2,500	2,569				$88,228
Ally Financial Inc				Electrical Components & Equipment - 0.03%
5.75%, 11/20/2025		9,820	10,485	Belden Inc
American Express Co				2.88%, 09/15/2025	EUR	2,600	3,221
5.20%, 12/31/2049(h),(i)		1,000	1,024
3 Month LIBOR + 3.43%				Energy - Alternate Sources - 0.07%
ASP AMC Merger Sub Inc				Rio Energy SA / UGEN SA / UENSA SA
8.00%, 05/15/2025(d)		7,400	7,076	6.88%, 02/01/2025(d),(m)		$8,297	8,372
Charles Schwab Corp/The
7.00%, 02/28/2049(h),(i)		4,198	4,723	Engineering & Construction - 0.11%
3 Month LIBOR + 4.82%				Aeropuertos Dominicanos Siglo XXI SA
Credit Acceptance Corp				6.75%, 03/30/2029(d)		3,340	3,657
7.38%, 03/15/2023		5,979	6,248	MasTec Inc
E*TRADE Financial Corp				4.88%, 03/15/2023		1,785	1,812
5.30%, 12/31/2049(h),(i)		3,655	3,641	Mexico City Airport Trust
3 Month LIBOR + 3.16%				5.50%, 07/31/2047(d)		5,470	5,292
Jefferies LoanCore LLC / JLC Finance Corp				Odebrecht Finance Ltd
6.88%, 06/01/2020(d)		2,275	2,346	5.25%, 06/27/2029		2,540	846
Ladder Capital Finance Holdings LLLP /				Tutor Perini Corp
Ladder Capital Finance Corp				6.88%, 05/01/2025(d)		2,410	2,567
5.25%, 10/01/2025(d)		5,150	5,150
							$14,174
Lincoln Finance Ltd
7.38%, 04/15/2021(d)		4,750	4,940	Entertainment - 0.39%
				AMC Entertainment Holdings Inc
National Rural Utilities Cooperative Finance				5.88%, 11/15/2026		7,745	7,532
Corp				6.13%, 05/15/2027		2,480	2,418
5.25%, 04/20/2046(i)		2,200	2,343
				6.38%, 11/15/2024	GBP	1,000	1,426
3 Month LIBOR + 3.63%				Caesars Resort Collection LLC / CRC Finco
Navient Corp				Inc
6.13%, 03/25/2024		795	811	5.25%, 10/15/2025(d)		$7,120	7,068
7.25%, 09/25/2023		2,695	2,904	CCM Merger Inc
NFP Corp				6.00%, 03/15/2022(d)		3,770	3,864
6.88%, 07/15/2025(d)		23,695	24,347
				Cinemark USA Inc
Oxford Finance LLC / Oxford Finance Co-				4.88%, 06/01/2023		2,350	2,379
Issuer II Inc
6.38%, 12/15/2022(d)		5,075	5,239	Eldorado Resorts Inc
				7.00%, 08/01/2023		3,500	3,732
Pershing Square Holdings Ltd
5.50%, 07/15/2022(d)		4,500	4,674	International Game Technology PLC
				4.75%, 02/15/2023	EUR	900	1,254
Tempo Acquisition LLC / Tempo Acquisition				6.50%, 02/15/2025(d)		$1,940	2,158
Finance Corp				Lions Gate Entertainment Corp
6.75%, 06/01/2025(d)		8,140	8,303	5.88%, 11/01/2024(d)		2,065	2,197
Vantiv LLC / Vanity Issuer Corp				Penn National Gaming Inc
3.88%, 11/15/2025(d)	GBP	1,800	2,575	5.63%, 01/15/2027(d)		1,770	1,835
4.38%, 11/15/2025(d)		$1,820	1,806
				Scientific Games International Inc
			$106,810	3.38%, 02/15/2026(m)	EUR	600	745
Electric - 0.69%				6.63%, 05/15/2021		$1,730	1,791
1MDB Energy Ltd				7.00%, 01/01/2022(d)		800	844
5.99%, 05/11/2022		4,500	4,837	Sisal Group SpA
Calpine Corp				7.00%, 07/31/2023	EUR	1,875	2,421
5.75%, 01/15/2025		19,420	18,400	WMG Acquisition Corp
Dynegy Inc				4.13%, 11/01/2024		3,273	4,295
7.38%, 11/01/2022		3,270	3,454	6.75%, 04/15/2022(d)		$3,280	3,403
8.13%, 01/30/2026(d)		740	816
							$49,362
Emera Inc				Environmental Control - 0.01%
6.75%, 06/15/2076(i)		3,300	3,729
				Waste Pro USA Inc
3 Month LIBOR + 5.44%				5.50%, 02/15/2026(d),(m)		1,790	1,821
Enel SpA
8.75%, 09/24/2073(d)		2,500	3,094
				Food - 0.87%
USSW5 Index Spread + 5.88%				Albertsons Cos LLC / Safeway Inc / New
Eskom Holdings SOC Ltd				Albertson's Inc / Albertson's LLC
5.75%, 01/26/2021(d)		11,525	11,626
				6.63%, 06/15/2024		2,150	2,042
Gas Natural Fenosa Finance BV				BI-LO LLC / BI-LO Finance Corp
3.38%, 12/31/2049(h)	EUR	1,000	1,301	9.25%, 02/15/2019(d)		2,785	2,747
EUR Swap Annual 9YR + 3.08%				Boparan Finance PLC
Minejesa Capital BV				5.50%, 07/15/2021	GBP	1,750	2,422
4.63%, 08/10/2030(d)		$6,300	6,364
				Casino Guichard Perrachon SA
NRG Energy Inc				4.50%, 03/07/2024	EUR	3,000	4,126
5.75%, 01/15/2028(d)		1,255	1,255
				Clearwater Seafoods Inc
7.25%, 05/15/2026		3,250	3,540	6.88%, 05/01/2025(d)		$2,045	2,086
Pampa Energia SA				Cosan Ltd
7.38%, 07/21/2023(d)		4,965	5,369	5.95%, 09/20/2024(d)		11,966	12,325
7.50%, 01/24/2027(d)		17,148	18,713

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Food (continued)				Healthcare - Products (continued)
JBS Investments GmbH				DJO Finco Inc / DJO Finance LLC / DJO
7.25%, 04/03/2024(d)		$5,350	$5,363	Finance Corp
7.75%, 10/28/2020(d)		10,150	10,429	8.13%, 06/15/2021(d)		$1,870	$1,805
JBS USA LUX SA / JBS USA Finance Inc				Kinetic Concepts Inc / KCI USA Inc
5.75%, 06/15/2025(d)		1,838	1,820	7.88%, 02/15/2021(d)		2,250	2,334
KeHE Distributors LLC / KeHE Finance				Universal Hospital Services Inc
Corp				7.63%, 08/15/2020		6,210	6,241
7.63%, 08/15/2021(d)		6,075	6,075				$41,593
Lamb Weston Holdings Inc				Healthcare - Services - 1.89%
4.88%, 11/01/2026(d)		1,695	1,729	Centene Corp
MARB BondCo PLC				5.63%, 02/15/2021		400	411
6.88%, 01/19/2025(d)		12,970	12,776	6.13%, 02/15/2024		1,880	1,997
7.00%, 03/15/2024(d)		797	798	DaVita Inc
Marfrig Holdings Europe BV				5.13%, 07/15/2024		6,850	6,902
8.00%, 06/08/2023(d)		5,771	6,036	Eagle Holding Co II LLC
Minerva Luxembourg SA				7.63%, PIK 8.38%, 05/15/2022(d),(j),(k)		8,200	8,354
5.88%, 01/19/2028(d)		8,025	7,787	Encompass Health Corp
5.88%, 01/19/2028		450	435	5.13%, 03/15/2023		1,000	1,029
6.50%, 09/20/2026(d)		6,058	6,102	Envision Healthcare Corp
Moy Park BondCo PLC				5.13%, 07/01/2022(d)		300	298
6.25%, 05/29/2021	GBP	1,500	2,194	6.25%, 12/01/2024(d)		5,700	6,035
Pinnacle Foods Finance LLC / Pinnacle Foods				HCA Inc
Finance Corp				4.50%, 02/15/2027		7,325	7,298
5.88%, 01/15/2024		$1,650	1,747	5.00%, 03/15/2024		1,370	1,427
Post Holdings Inc				5.88%, 05/01/2023		8,025	8,607
5.00%, 08/15/2026(d)		6,400	6,249	5.88%, 02/15/2026		5,200	5,460
5.50%, 03/01/2025(d)		3,400	3,502	MPH Acquisition Holdings LLC
5.63%, 01/15/2028(d)		1,170	1,165	7.13%, 06/01/2024(d)		5,820	6,249
5.75%, 03/01/2027(d)		190	190	Opal Acquisition Inc
Premier Foods Finance PLC				7.50%, 07/01/2024(d)		33,897	33,727
6.50%, 03/15/2021	GBP	900	1,299	10.00%, 10/01/2024(d)		29,278	25,911
Tesco PLC				Polaris Intermediate Corp
6.13%, 02/24/2022		3,900	6,336	8.50%, PIK 9.25%, 12/01/2022(d),(j),(k)		28,550	29,727
US Foods Inc				RegionalCare Hospital Partners Holdings Inc
5.88%, 06/15/2024(d)		$2,310	2,408	8.25%, 05/01/2023(d)		29,360	30,828
			$110,188	Surgery Center Holdings Inc
Food Service - 0.02%				6.75%, 07/01/2025(d)		10,820	10,428
Aramark International Finance Sarl				8.88%, 04/15/2021(d)		7,215	7,531
3.13%, 04/01/2025	EUR	1,800	2,341	Synlab Bondco PLC
				6.25%, 07/01/2022	EUR	3,475	4,525
Forest Products & Paper - 0.11%				Tenet Healthcare Corp
Mercer International Inc				4.63%, 07/15/2024(d)		$5,215	5,123
5.50%, 01/15/2026(d)		$590	597	5.13%, 05/01/2025(d)		4,550	4,487
Smurfit Kappa Acquisitions ULC				6.00%, 10/01/2020		600	631
2.75%, 02/01/2025	EUR	2,000	2,623	6.75%, 06/15/2023		21,203	20,887
3.25%, 06/01/2021		1,000	1,339	7.00%, 08/01/2025(d)		4,090	4,008
Suzano Austria GmbH				7.50%, 01/01/2022(d)		1,295	1,370
7.00%, 03/16/2047(d)		$3,995	4,644	8.13%, 04/01/2022		1,955	2,017
WEPA Hygieneprodukte GmbH				Unilabs Subholding AB
3.75%, 05/15/2024	EUR	3,300	4,219	5.75%, 05/15/2025	EUR	1,200	1,505
			$13,422	WellCare Health Plans Inc
Gas - 0.10%				5.25%, 04/01/2025		$3,590	3,749
KazTransGas JSC							$240,521
4.38%, 09/26/2027(d)		$6,651	6,669	Holding Companies - Diversified - 0.28%
NGL Energy Partners LP / NGL Energy				HRG Group Inc
Finance Corp				7.75%, 01/15/2022		20,466	21,325
7.50%, 11/01/2023		5,335	5,562	ProGroup AG
			$12,231	5.13%, 05/01/2022	EUR	2,400	3,080
Hand & Machine Tools - 0.14%				Trident Merger Sub Inc
Apex Tool Group LLC				6.63%, 11/01/2025(d)		$11,720	11,779
7.00%, 02/01/2021(d)		16,950	16,781				$36,184
Stanley Black & Decker Inc				Home Builders - 0.12%
5.75%, 12/15/2053(i)		450	463	Beazer Homes USA Inc
3 Month LIBOR + 4.30%				8.75%, 03/15/2022		2,645	2,890
			$17,244	Century Communities Inc
Healthcare - Products - 0.33%				5.88%, 07/15/2025		4,180	4,237
Avantor Inc				Lennar Corp
4.75%, 10/01/2024	EUR	2,000	2,477	4.50%, 04/30/2024		4,260	4,308
9.00%, 10/01/2025(d)		$28,990	28,736	Taylor Morrison Communities Inc / Taylor
				Morrison Holdings II Inc
				5.63%, 03/01/2024(d)		1,755	1,845

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Home Builders (continued)				Internet (continued)
Williams Scotsman International Inc				Zayo Group LLC / Zayo Capital Inc
7.88%, 12/15/2022(d)		$1,785	$1,839	6.00%, 04/01/2023		$3,450	$3,597
			$15,119	6.38%, 05/15/2025		3,810	3,996
Insurance - 1.75%							$24,706
Acrisure LLC / Acrisure Finance Inc				Iron & Steel - 1.14%
7.00%, 11/15/2025(d)		14,000	13,895	AK Steel Corp
AG Insurance SA				6.38%, 10/15/2025		1,170	1,155
6.75%, 03/29/2049(h)		3,000	3,115	7.00%, 03/15/2027		500	511
USSW6 Index Spread + 5.43%				7.50%, 07/15/2023		2,660	2,866
AIG Life Holdings Inc				7.63%, 10/01/2021		1,030	1,069
8.50%, 07/01/2030		5,400	7,182	ArcelorMittal
Alliant Holdings Intermediate LLC / Alliant				0.95%, 01/17/2023	EUR	1,000	1,233
Holdings Co-Issuer				3.00%, 04/09/2021		1,900	2,540
8.25%, 08/01/2023(d)		54,628	57,633	7.25%, 10/15/2039		$4,305	5,553
Allstate Corp/The				Big River Steel LLC / BRS Finance Corp
5.75%, 08/15/2053(i)		100	109	7.25%, 09/01/2025(d)		9,340	10,017
3 Month LIBOR + 2.94%				Cleveland-Cliffs Inc
American Equity Investment Life Holding				4.88%, 01/15/2024(d)		925	920
Co				CSN Islands XI Corp
5.00%, 06/15/2027		1,705	1,757	6.88%, 09/21/2019(d)		1,745	1,710
American International Group Inc				CSN Resources SA
8.18%, 05/15/2068(i)		1,500	2,040	6.50%, 07/21/2020		4,925	4,763
3 Month LIBOR + 4.20%				Gerdau Trade Inc
AssuredPartners Inc				4.88%, 10/24/2027(d)		7,360	7,431
7.00%, 08/15/2025(d)		40,098	41,101	Material Sciences Corp
Catlin Insurance Co Ltd				14.00%, PIK 5.06%, 06/22/2022(c),(e),(f),(k)		21,464	21,464
4.71%, 07/29/2049(d),(h)		8,670	8,497	Metinvest BV
3 Month LIBOR + 5.95%				10.88%, PIK 9.37%, 12/31/2021(j),(k)		11,682	12,003
Great-West Life & Annuity Insurance Capital				Samarco Mineracao SA
LP				0.00%, 11/01/2022(a),(d)		4,525	3,566
6.63%, 11/15/2034(d)		2,400	2,860	0.00%, 10/24/2023(a),(d)		1,800	1,422
Hartford Financial Services Group Inc/The				Signode Industrial Group Lux SA/Signode
3.54%, 02/12/2067(d)		3,000	2,932	Industrial Group US Inc
3 Month LIBOR + 2.13%				6.38%, 05/01/2022(d)		4,425	4,602
HUB International Ltd				Specialty Steel
7.88%, 10/01/2021(d)		6,669	6,936	11.62%, 11/15/2022(f)		41,564	41,564
Legal & General Group PLC				thyssenkrupp AG
5.25%, 03/21/2047		3,000	3,116	1.38%, 03/03/2022	EUR	2,900	3,665
USSW5 Index Spread + 3.69%				United States Steel Corp
Liberty Mutual Group Inc				6.88%, 08/15/2025		$2,775	2,914
7.80%, 03/07/2087(d)		9,861	12,474	Vale Overseas Ltd
Liberty Mutual Insurance Co				4.38%, 01/11/2022		6,148	6,379
7.70%, 10/15/2097(d)		946	1,324	6.25%, 08/10/2026		2,320	2,691
Lincoln National Corp				6.88%, 11/10/2039		4,310	5,446
3.78%, 04/20/2067		5,584	5,193				$145,484
3 Month LIBOR + 2.04%				Leisure Products & Services - 0.05%
MetLife Inc				Constellation Merger Sub Inc
9.25%, 04/08/2068(d)		11,000	16,156	8.50%, 09/15/2025(d)		2,830	2,759
10.75%, 08/01/2069		900	1,494	Silversea Cruise Finance Ltd
Provident Financing Trust I				7.25%, 02/01/2025(d)		2,980	3,213
7.41%, 03/15/2038		3,000	3,428				$5,972
Prudential Financial Inc				Lodging - 0.19%
5.88%, 09/15/2042(i)		1,000	1,095	Jack Ohio Finance LLC / Jack Ohio Finance 1
3 Month LIBOR + 4.18%				Corp
USIS Merger Sub Inc				6.75%, 11/15/2021(d)		2,980	3,137
6.88%, 05/01/2025(d)		12,275	12,643	10.25%, 11/15/2022(d)		11,380	12,660
Voya Financial Inc				Station Casinos LLC
5.65%, 05/15/2053		14,120	15,002	5.00%, 10/01/2025(d)		5,925	5,977
3 Month LIBOR + 7.16%				Wynn Las Vegas LLC / Wynn Las Vegas
XLIT Ltd				Capital Corp
4.18%, 12/31/2049(h)		3,230	3,032	5.25%, 05/15/2027(d)		2,560	2,526
3 Month LIBOR + 4.92%							$24,300
			$223,014	Machinery - Construction & Mining - 0.03%
Internet - 0.19%				BlueLine Rental Finance Corp / BlueLine
Netflix Inc				Rental LLC
3.63%, 05/15/2027	EUR	2,100	2,627	9.25%, 03/15/2024(d)		3,030	3,295
4.38%, 11/15/2026		$2,385	2,331
5.50%, 02/15/2022		1,610	1,702	Machinery - Diversified - 0.27%
Tencent Holdings Ltd				Cloud Crane LLC
3.60%, 01/19/2028(d)		5,250	5,172	10.13%, 08/01/2024(d)		3,860	4,362
TIBCO Software Inc
11.38%, 12/01/2021(d)		4,850	5,281

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)				Media (continued)
JPW Industries Holding Corp				Ziggo Bond Finance BV
9.00%, 10/01/2024(d)		$17,080	$17,934	4.63%, 01/15/2025	EUR	3,000	$3,846
Platin 1426 GmbH				5.88%, 01/15/2025(d)		$2,430	2,411
5.38%, 06/15/2023(d)	EUR	950	1,181	6.00%, 01/15/2027(d)		2,555	2,517
RBS Global Inc / Rexnord LLC				Ziggo Secured Finance BV
4.88%, 12/15/2025(d)		$780	790	5.50%, 01/15/2027(d)		7,665	7,607
Xerium Technologies Inc							$181,640
9.50%, 08/15/2021		10,070	10,234	Metal Fabrication & Hardware - 0.26%
			$34,501	Novelis Corp
Media - 1.43%				6.25%, 08/15/2024(d)		2,325	2,435
Altice Financing SA				Optimas OE Solutions Holding LLC / Optimas
6.63%, 02/15/2023(d)		4,590	4,650	OE Solutions Inc
Altice Finco SA				8.63%, 06/01/2021(d)		29,884	30,482
4.75%, 01/15/2028	EUR	2,100	2,386				$32,917
Altice Luxembourg SA				Mining - 0.88%
6.25%, 02/15/2025		2,300	2,787	Aleris International Inc
7.75%, 05/15/2022(d)		$2,550	2,448	7.88%, 11/01/2020		5,762	5,757
Altice US Finance I Corp				9.50%, 04/01/2021(d)		1,000	1,058
5.50%, 05/15/2026(d)		2,140	2,188	Century Aluminum Co
AMC Networks Inc				7.50%, 06/01/2021(d)		11,702	12,038
4.75%, 08/01/2025		3,620	3,616	Constellium NV
5.00%, 04/01/2024		8,215	8,338	5.88%, 02/15/2026(d)		2,890	2,948
CCO Holdings LLC / CCO Holdings Capital				First Quantum Minerals Ltd
Corp				7.25%, 05/15/2022(d)		1,201	1,246
5.13%, 05/01/2023(d)		6,000	6,116	7.50%, 04/01/2025(d)		10,855	11,629
5.13%, 05/01/2027(d)		6,860	6,706	FMG Resources August 2006 Pty Ltd
5.50%, 05/01/2026(d)		3,680	3,754	5.13%, 05/15/2024(d)		1,280	1,296
CSC Holdings LLC				Freeport-McMoRan Inc
5.25%, 06/01/2024		9,435	9,199	6.88%, 02/15/2023		2,060	2,261
5.38%, 02/01/2028(d)		1,500	1,496	IAMGOLD Corp
DISH DBS Corp				7.00%, 04/15/2025(d)		435	453
5.88%, 11/15/2024		10,590	10,041	Joseph T Ryerson & Son Inc
7.75%, 07/01/2026		4,700	4,829	11.00%, 05/15/2022(d)		18,880	21,419
Meredith Corp				Mirabela Nickel Ltd
6.88%, 02/01/2026(d)		4,645	4,755	0.00%, 09/10/2044(a),(e),(f)		139	—
Midcontinent Communications / Midcontinent				Northwest Acquisitions ULC / Dominion
Finance Corp				Finco Inc
6.88%, 08/15/2023(d)		1,700	1,802	7.13%, 11/01/2022(d)		10,440	10,753
Radiate Holdco LLC / Radiate Finance Inc				Nyrstar Netherlands Holdings BV
6.63%, 02/15/2025(d)		3,055	2,986	6.88%, 03/15/2024	EUR	1,000	1,322
6.88%, 02/15/2023(d)		675	678	Real Alloy Holding Inc
SFR Group SA				0.00%, 01/15/2019(a),(d)		$21,860	15,521
5.63%, 05/15/2024	EUR	4,000	5,053	Taseko Mines Ltd
6.00%, 05/15/2022(d)		$2,855	2,786	8.75%, 06/15/2022(d)		2,685	2,799
7.38%, 05/01/2026(d)		10,075	9,924	Teck Resources Ltd
Sirius XM Radio Inc				6.25%, 07/15/2041		5,110	5,921
5.00%, 08/01/2027(d)		2,825	2,808	Vale Canada Ltd
6.00%, 07/15/2024(d)		4,550	4,766	7.20%, 09/15/2032		2,575	2,948
SNY 10 1/4 SR				Vedanta Resources PLC
10.25%, 01/15/2025(c),(e),(f)		20,090	20,090	6.13%, 08/09/2024(d)		10,150	10,241
Telenet Finance V Luxembourg SCA				6.38%, 07/30/2022(d)		2,541	2,649
6.75%, 08/15/2024	EUR	2,100	2,768	7.13%, 05/31/2023(d)		99	106
Telenet Finance VI Luxembourg SCA							$112,365
4.88%, 07/15/2027		2,000	2,688	Miscellaneous Manufacturers - 0.07%
Unitymedia GmbH				Bombardier Inc
6.13%, 01/15/2025(d)		$3,525	3,709	6.13%, 01/15/2023(d)		1,180	1,192
Unitymedia Hessen GmbH & Co KG /				7.50%, 12/01/2024(d)		2,020	2,124
Unitymedia NRW GmbH				7.50%, 03/15/2025(d)		3,625	3,765
6.25%, 01/15/2029	EUR	3,900	5,438	8.75%, 12/01/2021(d)		1,450	1,611
UPC Holding BV							$8,692
3.88%, 06/15/2029		3,000	3,520	Mortgage Backed Securities - 1.88%
5.50%, 01/15/2028(d)		$7,975	7,651
				BCAP LLC 2013-RR4 Trust
UPCB Finance IV Ltd				6.07%, 02/13/2051(d),(j)		1,410	1,410
5.38%, 01/15/2025(d)		1,275	1,297
				Fannie Mae Connecticut Avenue Securities
Virgin Media Finance PLC				3.01%, 01/25/2029		5,727	5,781
6.00%, 10/15/2024(d)		4,975	5,087
				1 Month LIBOR + 1.45%
6.38%, 10/15/2024	GBP	1,570	2,385	Fannie Mae REMICS
7.00%, 04/15/2023		1,100	1,631	4.00%, 06/25/2042(l)		26,118	4,794
Virgin Media Secured Finance PLC				4.49%, 07/25/2042(l)		21,318	3,898
5.00%, 04/15/2027		1,800	2,603	1 Month LIBOR + 6.05%
Ziggo Bond Co BV				4.49%, 03/25/2047(l)		7,551	1,457
7.13%, 05/15/2024	EUR	1,675	2,280	1 Month LIBOR + 6.05%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)			Ginnie Mae (continued)
4.50%, 02/25/2043(l)	$2,495	$ 489	4.54%, 09/20/2046(l)	$18,495	$3,989
4.52%, 03/25/2047(l)	21,329	4,956	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.08%			4.54%, 11/20/2046(l)	18,415	3,716
4.54%, 09/25/2046(l)	19,515	3,274	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.54%, 01/20/2047(l)	20,942	4,028
4.54%, 09/25/2046(l)	17,883	2,939	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.54%, 01/20/2047(l)	17,333	3,192
4.54%, 06/25/2047(l)	21,321	4,241	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.10%			4.54%, 01/20/2047(l)	20,259	4,035
4.59%, 07/25/2047(l)	19,123	4,071	1 Month LIBOR + 6.10%
1 Month LIBOR + 6.15%			4.59%, 08/20/2044(l)	16,910	3,284
4.59%, 07/25/2047(l)	20,957	4,211	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.15%			4.59%, 03/20/2047(l)	23,471	4,475
4.59%, 07/25/2047(l)	29,457	6,362	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.15%			4.59%, 04/20/2047(l)	27,768	4,979
4.59%, 09/25/2047(l)	26,273	5,284	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.15%			4.59%, 04/20/2047(l)	14,400	2,999
4.94%, 01/25/2042(l)	15,684	2,813	1 Month LIBOR + 6.15%
1 Month LIBOR + 6.50%			4.64%, 09/20/2041(l)	6,698	1,055
Freddie Mac REMICS			1 Month LIBOR + 6.20%
4.59%, 07/15/2047(l)	29,627	5,838	4.64%, 08/20/2042(l)	16,944	2,735
1 Month LIBOR + 6.15%			1 Month LIBOR + 6.20%
Freddie Mac Structured Agency Credit Risk			4.64%, 04/20/2044(l)	20,229	3,745
Debt Notes			1 Month LIBOR + 6.20%
2.11%, 04/25/2030	2,925	2,929	4.64%, 11/20/2045(l)	14,278	2,556
1 Month LIBOR + 0.55%			1 Month LIBOR + 6.20%
2.36%, 03/25/2029	2,505	2,509	4.64%, 07/20/2047(l)	22,135	4,846
1 Month LIBOR + 0.80%			1 Month LIBOR + 6.20%
2.36%, 03/25/2029	1,692	1,695	4.64%, 07/20/2047(l)	19,460	4,008
1 Month LIBOR + 0.80%			1 Month LIBOR + 6.20%
2.66%, 12/25/2028	565	566	4.64%, 08/20/2047(l)	15,359	3,263
1 Month LIBOR + 1.10%			1 Month LIBOR + 6.20%
2.76%, 11/25/2028	580	580	4.64%, 08/20/2047(l)	19,776	4,259
1 Month LIBOR + 1.20%			1 Month LIBOR + 6.20%
4.21%, 03/25/2028	2,234	2,281	4.64%, 08/20/2047(l)	14,906	3,432
1 Month LIBOR + 2.65%			1 Month LIBOR + 6.20%
4.41%, 04/25/2028	3,844	3,978	4.64%, 08/20/2047(l)	3,659	880
1 Month LIBOR + 2.85%			1 Month LIBOR + 6.20%
Ginnie Mae			4.64%, 09/20/2047(l)	19,793	4,164
3.48%, 09/16/2043(l)	28,965	3,024	1 Month LIBOR + 6.20%
1 Month LIBOR + 5.05%			4.64%, 09/20/2047(l)	9,928	1,944
3.50%, 06/20/2041(l)	23,081	3,494	1 Month LIBOR + 6.20%
3.50%, 05/20/2046(l)	9,961	1,746	4.64%, 09/20/2047(l)	9,078	1,923
4.00%, 07/16/2044(l)	21,365	3,746	1 Month LIBOR + 6.20%
4.00%, 03/20/2045(l)	8,878	1,562	4.64%, 11/20/2047(l)	24,663	4,783
4.00%, 04/20/2045(l)	15,298	3,203	1 Month LIBOR + 6.20%
4.04%, 04/20/2045(l)	19,231	2,923	4.64%, 11/20/2047(l)	6,957	1,479
1 Month LIBOR + 5.60%			1 Month LIBOR + 6.20%
4.46%, 12/20/2040(l)	3,369	572	4.69%, 06/20/2044(l)	20,894	3,002
1 Month LIBOR + 6.02%			1 Month LIBOR + 6.25%
4.49%, 04/20/2046(l)	18,751	3,526	4.69%, 08/16/2045(l)	6,143	1,163
1 Month LIBOR + 6.05%			1 Month LIBOR + 6.25%
4.49%, 05/20/2046(l)	24,521	4,454	4.69%, 10/20/2045(l)	17,155	3,129
1 Month LIBOR + 6.05%			1 Month LIBOR + 6.25%
4.50%, 04/20/2045(l)	9,847	2,107	4.69%, 11/20/2045(l)	10,492	1,689
4.50%, 04/20/2045(l)	13,866	2,894	1 Month LIBOR + 6.25%
4.54%, 10/16/2041(l)	31,273	6,019	4.69%, 10/20/2047(l)	5,951	1,297
1 Month LIBOR + 6.10%			1 Month LIBOR + 6.25%
4.54%, 07/16/2042(l)	18,962	3,529	4.74%, 05/20/2045(l)	15,130	2,674
1 Month LIBOR + 6.10%			1 Month LIBOR + 6.30%
4.54%, 07/20/2042(l)	13,839	2,686	5.09%, 02/20/2042(l)	10,114	2,101
1 Month LIBOR + 6.10%			1 Month LIBOR + 6.65%
4.54%, 12/16/2043(l)	20,176	2,999	5.14%, 05/16/2041(l)	14,768	2,315
1 Month LIBOR + 6.10%			1 Month LIBOR + 6.70%
4.54%, 06/20/2046(l)	14,635	2,844	5.19%, 11/20/2045(l)	13,004	2,537
1 Month LIBOR + 6.10%			1 Month LIBOR + 6.75%
4.54%, 06/20/2046(l)	25,402	4,702	5.19%, 12/20/2045(l)	17,054	3,065
1 Month LIBOR + 6.10%			1 Month LIBOR + 6.75%
4.54%, 08/20/2046(l)	17,594	3,626	5.38%, 04/20/2041(l)	1,894	369
1 Month LIBOR + 6.10%			1 Month LIBOR + 7.10%
					$239,122

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas - 3.37%			Oil & Gas (continued)
Antero Resources Corp			Petrobras Global Finance BV	(continued)
5.38%, 11/01/2021	$625	$640	6.00%, 01/27/2028(d)			$7,910	$7,976
Ascent Resources Utica Holdings LLC / ARU			6.25%, 03/17/2024			5,335	5,702
Finance Corp			6.88%, 01/20/2040			7,508	7,718
10.00%, 04/01/2022(d)	3,005	3,309	7.25%, 03/17/2044			3,197	3,398
Callon Petroleum Co			7.38%, 01/17/2027			16,630	18,445
6.13%, 10/01/2024	4,201	4,359	8.75%, 05/23/2026			9,153	11,014
Carrizo Oil & Gas Inc			Petroleos de Venezuela SA
8.25%, 07/15/2025	1,265	1,395	5.50%, 04/12/2037			9,785	2,299
Chesapeake Energy Corp			6.00%, 05/16/2024			41,030	9,642
8.00%, 01/15/2025(d)	2,120	2,141	6.00%, 11/15/2026			10,140	2,322
8.00%, 06/15/2027(d)	1,270	1,262	6.00%, 11/15/2026			10,609	2,429
Continental Resources Inc/OK			8.50%, 10/27/2020			5,385	4,470
4.50%, 04/15/2023	1,800	1,823	9.75%, 05/17/2035			3,000	760
Cosan Luxembourg SA			Petroleos del Peru SA
7.00%, 01/20/2027(d)	5,536	5,958	5.63%, 06/19/2047(d)			4,610	4,875
CrownRock LP / CrownRock Finance Inc			Petroleos Mexicanos
5.63%, 10/15/2025(d)	4,615	4,661	5.50%, 01/21/2021			9,423	9,991
Endeavor Energy Resources LP / EER Finance			5.50%, 06/27/2044			3,613	3,320
Inc			5.63%, 01/23/2046			5,635	5,184
5.50%, 01/30/2026(d)	905	916	6.38%, 01/23/2045			4,877	4,884
EP Energy LLC / Everest Acquisition Finance			6.50%, 03/13/2027(d)			3,379	3,696
Inc			6.50%, 03/13/2027(d)			10,243	11,205
8.00%, 11/29/2024(d)	2,445	2,573	6.50%, 03/13/2027			3,000	3,282
9.38%, 05/01/2024(d)	1,440	1,220	6.75%, 09/21/2047			1,029	1,075
EP PetroEcuador via Noble Sovereign			6.75%, 09/21/2047(d)			12,625	13,193
Funding I Ltd			6.75%, 09/21/2047			3,240	3,386
7.32%, 09/24/2019	1,299	1,328	7.19%, 09/12/2024		MXN	420,000	20,201
3 Month LIBOR + 5.63%			7.47%, 11/12/2026			300,000	14,101
Extraction Oil & Gas Inc			9.50%, 09/15/2027			$1,204	1,623
5.63%, 02/01/2026(d)	5,875	5,881	Precision Drilling Corp
7.38%, 05/15/2024(d)	5,360	5,803	5.25%, 11/15/2024			2,550	2,486
Gazprom OAO Via Gaz Capital SA			Puma International Financing SA
6.51%, 03/07/2022(d)	2,570	2,825	5.00%, 01/24/2026(d)			4,680	4,676
Geopark Ltd			QEP Resources Inc
6.50%, 09/21/2024(d)	12,168	12,563	5.25%, 05/01/2023			3,050	3,111
Gulfport Energy Corp			5.63%, 03/01/2026			775	791
6.00%, 10/15/2024	4,566	4,600	Repsol International Finance BV
6.38%, 05/15/2025	2,685	2,739	3.88%, 12/31/2049(h)		EUR	1,000	1,346
Halcon Resources Corp			EUR Swap Annual 6YR + 3.56%
6.75%, 02/15/2025(d)	2,270	2,389	4.50%, 03/25/2075			1,250	1,754
Hess Infrastructure Partners LP / Hess			EUR Swap Annual 10YR + 4.20%
Infrastructure Partners Finance Corp			Resolute Energy Corp
5.63%, 02/15/2026(d)	7,135	7,242	8.50%, 05/01/2020			$4,300	4,332
Jonah Energy LLC / Jonah Energy Finance			SandRidge Energy Inc
Corp			0.00%, 03/15/2021(a),(e),(f)			3,450	—
7.25%, 10/15/2025(d)	2,275	2,295	Seven Generations Energy Ltd
KazMunayGas National Co JSC			5.38%, 09/30/2025(d)			1,365	1,379
6.38%, 04/09/2021(d)	8,765	9,481	Southwestern Energy Co
6.38%, 04/09/2021	2,015	2,180	7.75%, 10/01/2027			880	920
Medco Platinum Road Pte Ltd			SRC Energy Inc
6.75%, 01/30/2025(d)	1,425	1,411	6.25%, 12/01/2025(d)			3,350	3,451
MEG Energy Corp			State Oil Co of the Azerbaijan Republic
6.38%, 01/30/2023(d)	5,900	5,074	4.75%, 03/13/2023			4,402	4,501
6.50%, 01/15/2025(d)	3,550	3,470	Sunoco LP / Sunoco Finance Corp
7.00%, 03/31/2024(d)	23,177	20,077	4.88%, 01/15/2023(d)			5,580	5,684
Nabors Industries Inc			5.50%, 02/15/2026(d)			3,520	3,594
5.75%, 02/01/2025(d)	1,780	1,749	Tecpetrol SA
Oasis Petroleum Inc			4.88%, 12/12/2022(d)			2,900	2,838
6.88%, 01/15/2023	4,510	4,645	Tullow Oil PLC
Parsley Energy LLC / Parsley Finance Corp			6.25%, 04/15/2022(d)			4,285	4,392
5.63%, 10/15/2027(d)	425	437	6.25%, 04/15/2022			987	1,012
PDC Energy Inc			Ultra Resources Inc
5.75%, 05/15/2026(d)	825	839	6.88%, 04/15/2022(d)			8,040	8,120
6.13%, 09/15/2024	743	773	Unit Corp
Pertamina Persero PT			6.63%, 05/15/2021			3,545	3,576
6.00%, 05/03/2042(d)	3,895	4,392	Whiting Petroleum Corp
Petroamazonas EP			5.75%, 03/15/2021			4,080	4,223
4.63%, 02/16/2020(d)	10,731	10,538	6.63%, 01/15/2026(d)			1,125	1,152
4.63%, 11/06/2020(d)	16,301	15,771	WildHorse Resource Development Corp
Petrobras Global Finance BV			6.88%, 02/01/2025			3,335	3,452
5.75%, 02/01/2029(m)	1,200	1,187	WPX Energy Inc
			5.25%, 09/15/2024			1,375	1,392

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)				Pharmaceuticals (continued)
YPF SA				Nidda Healthcare Holding GmbH
7.00%, 12/15/2047(d)		$10,965	$10,421	3.50%, 09/30/2024	EUR	1,400	$1,752
8.75%, 04/04/2024(d)		12,372	14,027	Teva Pharmaceutical Finance Netherlands III
			$428,767	BV
Oil & Gas Services - 0.16%				3.15%, 10/01/2026		$5,595	4,649
Archrock Partners LP / Archrock Partners				Valeant Pharmaceuticals International
Finance Corp				6.75%, 08/15/2021(d)		780	772
6.00%, 10/01/2022		2,360	2,395	Valeant Pharmaceuticals International Inc
Forum Energy Technologies Inc				4.50%, 05/15/2023	EUR	4,000	4,446
6.25%, 10/01/2021		9,570	9,642	5.38%, 03/15/2020(d)		$5,380	5,347
SESI LLC				5.50%, 11/01/2025(d)		895	902
7.75%, 09/15/2024(d)		5,030	5,407	5.63%, 12/01/2021(d)		1,135	1,094
Weatherford International Ltd				Vizient Inc
4.50%, 04/15/2022		1,200	1,134	10.38%, 03/01/2024(d)		5,245	5,914
9.88%, 02/15/2024		1,775	1,935				$32,387
			$20,513	Pipelines - 0.19%
Other Asset Backed Securities - 0.10%				Enterprise Products Operating LLC
Dell Equipment Finance Trust 2017-1				7.03%, 01/15/2068(i)		3,500	3,522
1.86%, 06/24/2019(d)		6,500	6,494	3 Month LIBOR + 2.68%
Dell Equipment Finance Trust 2017-2				Holly Energy Partners LP / Holly Energy
1.86%, 02/24/2020(d)		6,000	6,003	Finance Corp
1 Month LIBOR + 0.30%				6.00%, 08/01/2024(d)		1,750	1,829
			$12,497	NuStar Logistics LP
Packaging & Containers - 0.46%				5.63%, 04/28/2027		2,950	3,085
ARD Securities Finance SARL				Southern Gas Corridor CJSC
8.75%, PIK 8.75%, 01/31/2023(d),(j),(k)		365	378	6.88%, 03/24/2026(d)		8,574	9,805
Ardagh Packaging Finance PLC / Ardagh				6.88%, 03/24/2026		1,802	2,061
Holdings USA Inc				Summit Midstream Holdings LLC / Summit
4.75%, 07/15/2027	GBP	800	1,143	Midstream Finance Corp
6.00%, 02/15/2025(d)		$5,000	5,163	5.75%, 04/15/2025		2,320	2,337
6.75%, 05/15/2024	EUR	4,000	5,446	Transcanada Trust
Ball Corp				5.87%, 08/15/2076(i)		1,900	2,069
4.38%, 12/15/2023		2,600	3,662	3 Month LIBOR + 4.64%
BWAY Holding Co							$24,708
7.25%, 04/15/2025(d)		$3,575	3,731	Private Equity - 0.04%
Coveris Holdings SA				Icahn Enterprises LP / Icahn Enterprises
7.88%, 11/01/2019(d)		4,115	4,105	Finance Corp
Crown Americas LLC / Crown Americas				5.88%, 02/01/2022		4,560	4,646
Capital Corp VI
4.75%, 02/01/2026(d)		825	829	Real Estate - 0.02%
Crown Cork & Seal Co Inc				Crescent Communities LLC/Crescent
7.38%, 12/15/2026		4,345	5,008	Ventures Inc
Crown European Holdings SA				8.88%, 10/15/2021(d)		2,847	3,018
3.38%, 05/15/2025	EUR	2,400	3,125
Flex Acquisition Co Inc				Regional Authority - 0.26%
6.88%, 01/15/2025(d)		$2,700	2,771	Brazil Loan Trust 1
OI European Group BV				5.48%, 07/24/2023(d)		2,878	3,009
3.13%, 11/15/2024	EUR	1,000	1,296	Brazil Minas SPE via State of Minas Gerais
4.00%, 03/15/2023(d)		$865	858	5.33%, 02/15/2028		13,029	13,224
4.88%, 03/31/2021	EUR	900	1,259	Provincia de Buenos Aires/Argentina
Reynolds Group Issuer Inc / Reynolds Group				6.50%, 02/15/2023(d)		8,485	8,740
Issuer LLC / Reynolds Group Issuer				9.38%, 09/14/2018		5,005	5,168
(Luxembourg) S.A.				Provincia del Chaco Argentina
5.13%, 07/15/2023(d)		$6,140	6,305	9.38%, 08/18/2024		3,321	3,425
SIG Combibloc Holdings SCA							$33,566
7.75%, 02/15/2023	EUR	4,000	5,156	REITs - 0.53%
Silgan Holdings Inc				Equinix Inc
3.25%, 03/15/2025		3,000	3,860	2.88%, 10/01/2025	EUR	2,400	3,001
Verallia Packaging SASU				2.88%, 02/01/2026		800	988
5.13%, 08/01/2022		3,400	4,390	5.38%, 05/15/2027		$2,005	2,105
			$58,485	5.88%, 01/15/2026		2,640	2,805
Pharmaceuticals - 0.25%				ESH Hospitality Inc
Catalent Pharma Solution				5.25%, 05/01/2025(d)		2,250	2,267
3.75%, 09/15/2025		200	256	GEO Group Inc/The
Catalent Pharma Solutions Inc				5.88%, 10/15/2024		5,200	5,343
4.75%, 12/15/2024		1,500	1,987	Iron Mountain Inc
Grifols SA				5.25%, 03/15/2028(d)		2,165	2,105
3.20%, 05/01/2025		2,900	3,661	iStar Inc
Nidda BondCo GmbH				6.50%, 07/01/2021		2,000	2,065
5.00%, 09/30/2025		1,300	1,607	MPT Operating Partnership LP / MPT Finance
				Corp
				6.38%, 03/01/2024		745	793

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)				Sovereign (continued)
QCP SNF West/Central/East/AL REIT LLC				Angolan Government International Bond
8.13%, 11/01/2023(d)		$14,355	$14,786	9.50%, 11/12/2025		$1,450	$1,698
Uniti Group LP / Uniti Fiber Holdings Inc /				9.50%, 11/12/2025(d)		3,700	4,332
CSL Capital LLC				Argentina POM Politica Monetaria
7.13%, 12/15/2024(d)		17,480	15,514	27.81%, 06/21/2020	ARS	174,142	9,774
Uniti Group LP / Uniti Group Finance Inc /				Argentina Central Bank 7D Repo Rate + 0.00%
CSL Capital LLC				Argentine Bonos del Tesoro
8.25%, 10/15/2023		17,040	16,145	21.20%, 09/19/2018		108,977	5,535
			$67,917	Argentine Republic Government International
Retail - 0.21%				Bond
1011778 BC ULC / New Red Finance Inc				0.00%, 12/15/2035(a),(j)		$28,065	2,863
4.25%, 05/15/2024(d)		1,050	1,032	2.26%, 12/31/2038(j)	EUR	43,439	38,913
5.00%, 10/15/2025(d)		7,590	7,600	2.50%, 12/31/2038(j)		$14,055	9,853
Carrols Restaurant Group Inc				5.88%, 01/11/2028		10,928	10,633
8.00%, 05/01/2022		2,400	2,517	6.25%, 11/09/2047	EUR	6,805	8,403
Golden Nugget Inc				6.63%, 07/06/2028		$582	595
6.75%, 10/15/2024(d)		3,710	3,835	6.88%, 01/11/2048		14,295	13,830
IRB Holding Corp				7.50%, 04/22/2026		2,500	2,745
6.75%, 02/15/2026(d),(m)		1,230	1,245	7.82%, 12/31/2033	EUR	36,550	52,129
L Brands Inc				Bahrain Government International Bond
6.75%, 07/01/2036		3,650	3,677	5.88%, 01/26/2021(d)		$7,105	7,328
PetSmart Inc				7.50%, 09/20/2047(d)		7,805	7,581
5.88%, 06/01/2025(d)		2,135	1,644	Bolivian Government International Bond
PVH Corp				4.50%, 03/20/2028		4,966	4,904
3.13%, 12/15/2027(d)	EUR	2,000	2,501	Bonos de la Tesoreria de la Republica en
Reliance Intermediate Holdings LP				pesos
6.50%, 04/01/2023(d)		$2,375	2,494	4.50%, 03/01/2021	CLP	5,825,000	9,939
			$26,545	4.50%, 03/01/2026		9,030,000	15,005
Software - 0.88%				6.00%, 01/01/2022		1,610,000	2,887
Ascend Learning LLC				Brazil Letras do Tesouro Nacional
6.88%, 08/01/2025(d)		3,175	3,286	0.00%, 01/01/2019(a)	BRL	11,925	3,527
Change Healthcare Holdings LLC / Change				0.00%, 07/01/2020(a)		62,779	16,205
Healthcare Finance Inc				Brazil Notas do Tesouro Nacional Serie F
5.75%, 03/01/2025(d)		4,000	4,070	10.00%, 01/01/2027		128,433	41,005
Epicor Software Corp				10.00%, 01/01/2025		165,435	53,145
9.94%, 06/30/2023(d),(e),(f)		15,000	14,954	10.00%, 01/01/2023		50,150	16,202
3 Month LIBOR + 8.25%				Brazilian Government International Bond
First Data Corp				4.63%, 01/13/2028		$800	794
5.00%, 01/15/2024(d)		5,165	5,300	5.63%, 02/21/2047		12,511	12,543
5.38%, 08/15/2023(d)		1,500	1,547	6.00%, 04/07/2026		4,441	4,925
Genesys Telecommunications Laboratories				Colombian TES
Inc/Greeneden Lux 3 Sarl				6.25%, 11/26/2025	COP 16,385,500		5,741
10.00%, 11/30/2024(d)		12,075	13,343	7.00%, 05/04/2022		21,791,600	8,030
Infor US Inc				7.50%, 08/26/2026		131,567,600	49,595
6.50%, 05/15/2022		15,958	16,457	Costa Rica Government International Bond
Informatica LLC				4.38%, 04/30/2025(d)		$3,061	2,946
7.13%, 07/15/2023(d)		5,192	5,347	5.63%, 04/30/2043(d)		652	590
j2 Cloud Services LLC / j2 Global Co-Obligor				7.16%, 03/12/2045		17,845	19,005
Inc				7.16%, 03/12/2045(d)		5,950	6,337
6.00%, 07/15/2025(d)		525	555	Croatia Government International Bond
Open Text Corp				6.00%, 01/26/2024(d)		5,365	6,045
5.63%, 01/15/2023(d)		3,445	3,589	6.75%, 11/05/2019(d)		3,380	3,598
PTC Inc				Dominican Republic Bond
6.00%, 05/15/2024		500	530	10.50%, 04/07/2023(d)	DOP	295,350	6,591
Quintiles IMS Inc				Dominican Republic International Bond
3.25%, 03/15/2025	EUR	3,000	3,799	5.50%, 01/27/2025		$7,637	7,981
5.00%, 10/15/2026(d)		$4,270	4,350	5.88%, 04/18/2024(d)		2,491	2,665
RP Crown Parent LLC				5.95%, 01/25/2027(d)		2,224	2,388
7.38%, 10/15/2024(d)		14,143	14,868	8.63%, 04/20/2027		763	929
Sophia LP / Sophia Finance Inc				Ecuador Government International Bond
9.00%, 09/30/2023(d)		13,375	14,311	7.88%, 01/23/2028(d)		19,738	20,044
SS&C Technologies Holdings Inc				8.88%, 10/23/2027(d)		19,192	20,895
5.88%, 07/15/2023		5,498	5,766	9.63%, 06/02/2027(d)		6,667	7,567
				9.65%, 12/13/2026(d)		1,053	1,200
			$112,072
Sovereign - 13.83%				9.65%, 12/13/2026		3,387	3,861
				10.75%, 03/28/2022(d)		7,829	9,101
1MDB Global Investments Ltd				10.50%, 03/24/2020(d)		5,295	5,811
4.40%, 03/09/2023		31,200	30,449
Abu Dhabi Government International Bond				Egypt Government International Bond
4.13%, 10/11/2047(d)		3,580	3,494	6.13%, 01/31/2022(d)		8,650	9,159
				Egypt Treasury Bills
				0.00%, 06/19/2018(a)	EGP	640,300	34,008
				El Salvador Government International Bond
				5.88%, 01/30/2025(d)		$6,375	6,391

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Sovereign (continued)
El Salvador Government International				Oman Government International
Bond (continued)				Bond (continued)
7.38%, 12/01/2019		$7,305	$ 7,670	4.13%, 01/17/2023(d)		$21,746	$21,451
8.25%, 04/10/2032		8,018	9,321	6.75%, 01/17/2048(d)		10,850	11,034
8.25%, 04/10/2032(d)		633	736	Panama Government International Bond
Export-Import Bank of Korea				6.70%, 01/26/2036		752	992
6.20%, 08/07/2021(d)	INR	427,000	6,574	Perusahaan Penerbit SBSN Indonesia III
6.90%, 01/08/2021(d)	IDR 44,000,000		3,342	4.55%, 03/29/2026(d)		6,685	7,005
Gabon Government International Bond				Peruvian Government International Bond
6.38%, 12/12/2024(d)		$11,588	11,706	5.20%, 09/12/2023(d)	PEN	14,573	4,898
6.38%, 12/12/2024		8,399	8,485	5.70%, 08/12/2024(d)		25,571	8,787
6.95%, 06/16/2025(d)		6,455	6,664	8.20%, 08/12/2026(d)		19,449	7,671
Ghana Government International Bond				Qatar Government International Bond
7.88%, 08/07/2023		6,280	6,833	3.25%, 06/02/2026(d)		$1,019	971
8.13%, 01/18/2026(d)		5,405	5,960	4.50%, 01/20/2022(d)		13,200	13,703
10.75%, 10/14/2030		3,393	4,617	Republic of Angola Via Avenir II BV
Hungary Government Bond				9.34%, 07/01/2023		9,313	10,046
1.75%, 10/26/2022	HUF	2,559,320	10,456	6 Month LIBOR + 7.50%
Indonesia Government International Bond				Republic of Angola Via Northern Lights III
3.38%, 04/15/2023(d)		$10,575	10,599	BV
4.35%, 01/08/2027(d)		3,700	3,871	7.00%, 08/17/2019		3,334	3,423
4.75%, 07/18/2047(d)		3,220	3,344	Republic of Azerbaijan International Bond
5.25%, 01/17/2042(d)		4,200	4,621	4.75%, 03/18/2024(d)		10,868	11,319
5.25%, 01/08/2047(d)		4,560	5,052	4.75%, 03/18/2024		1,402	1,460
Indonesia Treasury Bond				Republic of Cameroon International Bond
7.00%, 05/15/2027	IDR 200,000,000		15,610	9.50%, 11/19/2025(d)		4,005	4,749
7.50%, 08/15/2032		559,600,000	44,482	9.50%, 11/19/2025		7,510	8,904
8.25%, 05/15/2036		244,500,000	20,545	Republic of Poland Government Bond
8.75%, 05/15/2031		83,915,000	7,258	2.50%, 07/25/2026	PLN	22,926	6,428
Iraq International Bond				Republic of South Africa Government Bond
5.80%, 01/15/2028		$65,671	64,989	6.25%, 03/31/2036	ZAR	420,540	25,901
6.75%, 03/09/2023(d)		11,704	12,160	8.75%, 01/31/2044		78,017	6,047
Ivory Coast Government International Bond				8.88%, 02/28/2035		60,891	4,910
5.13%, 06/15/2025(d)	EUR	729	986	10.50%, 12/21/2026		409,419	38,878
5.38%, 07/23/2024		$1,248	1,267	Republic of South Africa Government
5.75%, 12/31/2032(d),(j)		8,141	8,074	International Bond
6.13%, 06/15/2033		2,800	2,867	4.30%, 10/12/2028		$7,425	7,158
6.13%, 06/15/2033(d)		20,401	20,891	Russian Federal Bond - OFZ
6.38%, 03/03/2028		750	796	7.05%, 01/19/2028	RUB	1,119,796	19,841
Jordan Government International Bond				7.40%, 12/07/2022		1,173,620	21,421
7.38%, 10/10/2047(d)		7,699	8,274	7.50%, 02/27/2019		215,640	3,869
KazAgro National Management Holding JSC				7.70%, 03/23/2033		482,970	8,834
4.63%, 05/24/2023(d)		10,305	10,488	8.50%, 09/17/2031		4,192,100	81,869
Kenya Government International Bond				Russian Foreign Bond - Eurobond
5.88%, 06/24/2019(d)		7,752	7,966	4.25%, 06/23/2027		$12,600	12,925
6.88%, 06/24/2024		5,194	5,472	4.50%, 04/04/2022		200	210
6.88%, 06/24/2024(d)		647	682	4.88%, 09/16/2023		4,400	4,699
6.88%, 06/24/2024(d)		2,870	3,023	5.25%, 06/23/2047		2,600	2,736
KSA Sukuk Ltd				Saudi Government International Bond
2.89%, 04/20/2022(d)		4,215	4,153	3.63%, 03/04/2028(d)		2,715	2,654
Malaysia Government Bond				4.63%, 10/04/2047(d)		9,010	8,976
3.58%, 09/28/2018	MYR	65,459	16,830	Senegal Government International Bond
3.76%, 03/15/2019		24,393	6,284	6.25%, 05/23/2033(d)		7,788	8,143
4.06%, 09/30/2024		76,220	19,678	Serbia International Bond
Mexican Bonos				7.25%, 09/28/2021(d)		4,315	4,881
4.75%, 06/14/2018	MXN	243,550	12,938	Sri Lanka Government International Bond
6.50%, 06/09/2022		202,400	10,465	5.75%, 01/18/2022(d)		3,575	3,700
7.75%, 05/29/2031		276,370	14,905	6.25%, 07/27/2021		2,220	2,350
8.00%, 12/07/2023		101,220	5,559	Turkey Government Bond
Mexico Government International Bond				8.30%, 06/20/2018	TRY	28,820	7,540
3.75%, 01/11/2028		$15,928	15,625	11.00%, 03/02/2022		70,609	18,232
4.00%, 10/02/2023		3,625	3,745	11.00%, 02/24/2027		34,740	8,919
Nigeria Government International Bond				10.40%, 03/27/2019		18,800	4,884
6.50%, 11/28/2027(d)		11,605	12,041	10.50%, 01/15/2020		47,020	12,066
7.88%, 02/16/2032(d)		7,472	8,437	Turkey Government International Bond
Nigeria OMO Bill				4.25%, 04/14/2026		$2,915	2,751
0.00%, 04/12/2018(a)	NGN	3,983,000	10,686	4.88%, 04/16/2043		3,266	2,800
Nigeria Treasury Bill				5.75%, 05/11/2047		1,292	1,227
0.00%, 04/05/2018(a)		1,961,376	5,293	6.00%, 03/25/2027		25,368	26,662
Oman Government International Bond				6.63%, 02/17/2045		1,729	1,831
3.88%, 03/08/2022		$2,184	2,168	6.88%, 03/17/2036		6,183	6,802
				7.00%, 06/05/2020		4,950	5,309

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Telecommunications (continued)
Ukraine Government International Bond				C&W Senior Financing DAC
0.00%, 05/31/2040(a),(j)		$18,808	$12,773	6.88%, 09/15/2027(d)		$4,570	$4,816
7.38%, 09/25/2032(d)		38,546	39,114	CommScope Technologies LLC
7.38%, 09/25/2032		200	203	6.00%, 06/15/2025(d)		5,050	5,314
7.75%, 09/01/2021		2,195	2,389	Digicel Group Ltd
7.75%, 09/01/2023		8,130	8,833	7.13%, 04/01/2022(d)		12,888	12,147
7.75%, 09/01/2026		5,500	5,878	8.25%, 09/30/2020(d)		14,599	14,471
7.75%, 09/01/2026(d)		1,164	1,244	eircom Finance DAC
7.75%, 09/01/2027		1,000	1,068	4.50%, 05/31/2022	EUR	1,000	1,277
Ukreximbank Via Biz Finance PLC				Frontier Communications Corp
9.75%, 01/22/2025		8,030	8,955	7.13%, 01/15/2023		$5,585	3,784
Uruguay Government International Bond				10.50%, 09/15/2022		660	545
8.50%, 03/15/2028(d)	UYU	85,000	2,906	GTT Communications Inc
9.88%, 06/20/2022		729,030	26,622	7.88%, 12/31/2024(d)		18,588	19,889
Venezuela Government International Bond				Hughes Satellite Systems Corp
0.00%, 10/13/2019(a)		$30,001	7,800	7.63%, 06/15/2021		7,300	7,975
0.00%, 05/07/2023(a)		6,000	1,560	IHS Netherlands Holdco BV
0.00%, 05/07/2023(a)		10,210	2,655	9.50%, 10/27/2021(d)		6,164	6,572
0.00%, 10/13/2024(a)		6,400	1,664	Intelsat Jackson Holdings SA
0.00%, 09/15/2027(a)		6,885	1,911	5.50%, 08/01/2023		4,865	3,819
Zambia Government International Bond				8.00%, 02/15/2024(d)		2,205	2,315
5.38%, 09/20/2022(d)		4,822	4,692	Koninklijke KPN NV
5.38%, 09/20/2022		1,972	1,919	7.00%, 03/28/2073(d)		400	451
8.50%, 04/14/2024(d)		3,077	3,372	USSW10 Index Spread + 5.33%
8.97%, 07/30/2027(d)		5,075	5,629	7.00%, 03/28/2073		2,000	2,255
			$1,759,255	USSW10 Index Spread + 5.33%
Student Loan Asset Backed Securities - 0.20%				Level 3 Financing Inc
Navient Private Education Loan Trust 2015-				5.13%, 05/01/2023		1,600	1,604
C				Matterhorn Telecom Holding SA
3.06%, 01/16/2035(d)		5,031	5,062	4.88%, 05/01/2023	EUR	4,595	5,741
1 Month LIBOR + 1.50%				MTN Mauritius Investment Ltd
Navient Student Loan Trust 2017-3				6.50%, 10/13/2026(d)		$6,075	6,606
1.86%, 07/26/2066(d)		3,486	3,491	Nokia OYJ
1 Month LIBOR + 0.30%				2.00%, 03/15/2024	EUR	600	754
Navient Student Loan Trust 2017-4				Sprint Communications Inc
1.80%, 09/27/2066(d)		5,514	5,515	6.00%, 11/15/2022		$4,415	4,398
1 Month LIBOR + 0.24%				7.00%, 03/01/2020(d)		3,500	3,736
Navient Student Loan Trust 2018-1				9.00%, 11/15/2018(d)		1,550	1,620
1.75%, 03/25/2067(d),(m)		4,500	4,500	Sprint Corp
1 Month LIBOR + 0.19%				7.13%, 06/15/2024		9,000	9,128
SMB Private Education Loan Trust 2016-B				7.63%, 02/15/2025		650	674
2.21%, 11/15/2023(d)		733	734	7.88%, 09/15/2023		2,685	2,844
1 Month LIBOR + 0.65%				Telecom Italia Capital SA
SoFi Professional Loan Program 2017-E				6.38%, 11/15/2033		645	742
LLC				Telecom Italia SpA/Milano
2.06%, 11/26/2040(d)		5,594	5,612	3.25%, 01/16/2023	EUR	1,750	2,380
1 Month LIBOR + 0.50%				3.63%, 05/25/2026		3,000	4,142
			$24,914	5.30%, 05/30/2024(d)		$2,710	2,862
Supranational Bank - 0.38%				Telefonica Celular del Paraguay SA
Africa Finance Corp				6.75%, 12/13/2022(d)		4,330	4,442
3.88%, 04/13/2024(d)		4,210	4,223	Telefonica Europe BV
Asian Development Bank				3.75%, 12/31/2049(h)	EUR	2,000	2,656
5.90%, 12/20/2022	INR	272,000	4,199	EUR Swap Annual 5YR + 3.86%
Banque Ouest Africaine de Developpement				4.20%, 12/31/2049(h)		3,000	3,952
5.00%, 07/27/2027(d)		$5,680	5,879	EUR Swap Annual 5YR + 3.81%
5.50%, 05/06/2021(d)		7,416	7,813	T-Mobile USA Inc
Eastern and Southern African Trade and				4.50%, 02/01/2026		$1,360	1,367
Development Bank				5.13%, 04/15/2025		2,575	2,659
6.38%, 12/06/2018		6,270	6,386	6.00%, 04/15/2024		4,025	4,279
European Bank for Reconstruction &				6.50%, 01/15/2026		4,020	4,357
Development				ViaSat Inc
7.38%, 04/15/2019	IDR 94,630,000		7,246	5.63%, 09/15/2025(d)		7,200	7,146
10.00%, 11/16/2018		66,330,000	5,123	Wind Tre SpA
Inter-American Development Bank				2.63%, 01/20/2023(d)	EUR	2,000	2,309
5.50%, 08/23/2021	INR	293,300	4,518	5.00%, 01/20/2026(d)		$3,375	3,064
7.88%, 03/14/2023	IDR 32,750,000		2,708				$180,437
			$48,095	Transportation - 0.36%
Telecommunications - 1.42%				BNSF Funding Trust I
Altice Luxembourg SA				6.61%, 12/15/2055(i)		4,610	5,313
7.25%, 05/15/2022	EUR	2,400	2,919	3 Month LIBOR + 2.35%
Axtel SAB de CV
6.38%, 11/14/2024(d)		$8,121	8,426

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value (000's)	(continued)	Amount (000's)	Value (000's)
Transportation (continued)				Beverages - 0.02%
CMA CGM SA				Refresco Group NV
6.50%, 07/15/2022		$1,000	$1,304	0.00%, 09/26/2024(n),(o)	$1,000	$1,240
Hidrovias International Finance SARL				EURIBOR + 2.75%
5.95%, 01/24/2025(d)		5,280	5,318	Sunshine Investments BV
Navios Maritime Acquisition Corp / Navios				0.00%, 12/13/2024(n),(o)	1,000	998
Acquisition Finance US Inc						$2,238
8.13%, 11/15/2021(d)		8,228	7,014	Chemicals - 0.05%
Navios Maritime Holdings Inc / Navios				New Arclin US Holding Corp
Maritime Finance II US Inc				10.44%, 02/14/2025(n)	6,790	6,849
11.25%, 08/15/2022(d)		3,005	3,043	US LIBOR + 8.75%
Pelabuhan Indonesia II PT
4.25%, 05/05/2025(d)		8,470	8,565	Commercial Services - 0.14%
5.38%, 05/05/2045(d)		4,705	4,917	Garda World Security Corp
Rumo Luxembourg Sarl				4.97%, 05/24/2024(n)	1,020	1,028
5.88%, 01/18/2025(d)		3,350	3,392	US LIBOR + 4.00%
Russian Railways Via RZD Capital PLC				KUEHG Corp
8.30%, 04/02/2019	RUB	371,300	6,664	9.94%, 08/22/2025(n)	14,160	14,302
			$45,530	Prime Security Services Borrower LLC
Trucking & Leasing - 0.10%				4.32%, 05/02/2022(n)	1,841	1,857
DAE Funding LLC				US LIBOR + 2.75%
5.00%, 08/01/2024(d)		$6,125	6,079			$17,187
Fortress Transportation & Infrastructure				Computers - 0.28%
Investors LLC				Optiv Security Inc
6.75%, 03/15/2022(d)		6,570	6,874	8.62%, 01/13/2025(n)	6,960	6,362
			$12,953	US LIBOR + 7.25%
TOTAL BONDS			$6,704,282	Peak 10 Holding Corp
	Principal			8.63%, 07/24/2025(n)	21,350	21,457
CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)	US LIBOR + 7.25%
Mining - 0.01%				TierPoint LLC
Mirabela Nickel Ltd				8.82%, 05/05/2025(n)	7,180	7,201
0.00%, PIK 0.00%, 06/24/2019(a),(d),(k)		6,966	906	US LIBOR + 7.25%
						$35,020
TOTAL CONVERTIBLE BONDS			$906	Consumer Products - 0.02%
CREDIT LINKED STRUCTURED NOTES	Principal			Prestige Brands Inc
- 0.03%	Amount (000's)		Value (000's)	4.32%, 01/26/2024(n)	2,098	2,117
Sovereign - 0.03%				US LIBOR + 2.75%
Republic of Iraq - Merrill Lynch
2.55%, 01/07/2028(e),(f)	JPY	469,835	3,327	Cosmetics & Personal Care - 0.15%
				Wellness Merger Sub Inc
				10.45%, 06/27/2025(n)	19,410	19,361
TOTAL CREDIT LINKED STRUCTURED NOTES			$3,327
SENIOR FLOATING RATE INTERESTS -	Principal
5.50%	Amount (000's)		Value (000's)	Distribution & Wholesale - 0.04%
Advertising - 0.22%				ABB Con-Cise Optical Group LLC
				6.58%, 06/15/2023(n)	2,765	2,770
Getty Images Inc
5.19%, 10/03/2019(n)		$29,560	$27,983	US LIBOR + 5.00%
US LIBOR + 3.50%				HBC Holdings LLC
				8.19%, 03/30/2020(n)	2,861	2,776
Aerospace & Defense - 0.02%				US LIBOR + 6.50%
Jazz Acquisition Inc						$5,546
8.44%, 06/19/2022(n)		2,560	2,405	Diversified Financial Services - 0.16%
US LIBOR + 6.75%				Focus Financial Partners LLC
				9.19%, 05/09/2025(n)	15,630	15,767
Agriculture - 0.19%				US LIBOR + 7.50%
NVA Holdings Inc/United States				Russell Investments US Institutional Holdco
8.69%, 08/14/2022(n)		3,246	3,266	Inc
				5.94%, 06/01/2023(n)	4,950	4,983
US LIBOR + 7.00%
8.69%, 08/14/2022(n)		20,729	20,859	US LIBOR + 5.75%
US LIBOR + 7.00%						$20,750
				Electric - 0.02%
Automobile Manufacturers - 0.01%				Panda Liberty LLC
Navistar Inc				8.19%, 08/21/2020(n)	2,257	2,150
5.06%, 11/06/2024(n)		730	736	US LIBOR + 6.50%
US LIBOR + 3.50%
				Electronics - 0.12%
Automobile Parts & Equipment - 0.34%				Lully Finance LLC
Dexko Global Inc				10.06%, 10/16/2023(n)	15,795	15,558
9.43%, 07/24/2025(n)		21,140	21,351	US LIBOR + 8.50%
US LIBOR + 8.25%
Truck Hero Inc
9.89%, 05/16/2025(n)		22,010	22,230
US LIBOR + 4.00%
			$43,581

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Engineering & Construction - 0.00%				Investment Companies - 0.12%
NANA Development Corp				Masergy Holdings Inc
8.36%, 03/15/2018(f),(n)		$23	$22	10.19%, 12/16/2024(n)		$15,090	$15,260
US LIBOR + 7.00%				US LIBOR + 8.50%

Entertainment - 0.01%				Iron & Steel - 0.02%
Lions Gate Entertainment Corp				Miami Valley Steel Services Inc
3.82%, 12/08/2023(n)		1,651	1,668	10.00%, 01/20/2023(f),(n)		2,984	2,984
US LIBOR + 2.25%
				Leisure Products & Services - 0.02%
Food - 0.06%				Intrawest Resorts Holdings Inc
American Seafoods Group LLC				4.82%, 07/31/2024(n)		2,306	2,323
4.76%, 08/21/2023(n)		2,913	2,922	US LIBOR + 3.25%
US LIBOR + 3.25%
CTI Foods Holding Co LLC				Lodging - 0.20%
8.82%, 06/28/2021(n)		3,360	2,486	Golden Nugget Inc/NV
US LIBOR + 7.25%				4.88%, 10/04/2023(n)		318	322
Nomad Foods Europe Midco Ltd				US LIBOR + 3.25%
0.00%, 05/15/2024(n),(o)	EUR	700	869	Parq Holdings LP
EURIBOR + 2.75%				9.19%, 12/17/2020(n)		24,611	24,734
2.75%, 05/15/2024(n)		300	373	US LIBOR + 7.50%
Post Holdings Inc							$25,056
3.82%, 05/24/2024(n)		$682	686	Machinery - Diversified - 0.10%
US LIBOR + 2.25%				Engineered Machinery Holdings Inc
			$7,336	8.94%, 07/25/2025(n)		11,680	11,738
Forest Products & Paper - 0.02%				US LIBOR + 7.25%
Caraustar Industries Inc				8.94%, 07/25/2025(n)		1,168	1,174
7.19%, 03/14/2022(n)		1,815	1,821	US LIBOR + 7.25%
US LIBOR + 5.50%							$12,912
				Media - 0.02%
Healthcare - Products - 0.10%				CSC Holdings LLC
Hanger Inc				0.00%, 01/12/2026(n),(o)		130	131
11.50%, 08/01/2019(n)		11,370	11,483	US LIBOR + 0.00%
Kinetic Concepts Inc				McGraw-Hill Global Education Holdings
4.94%, 02/02/2024(n)		741	742	LLC
US LIBOR + 3.25%				5.57%, 05/04/2022(n)		2,561	2,554
			$12,225	US LIBOR + 4.00%
Healthcare - Services - 0.84%							$2,685
BCPE Eagle Buyer LLC				Mining - 0.02%
9.64%, 03/16/2025(n)		23,880	23,641	Real Alloy Holding Inc
US LIBOR + 8.00%				11.50%, 05/17/2018(f),(n)		2,892	2,892
Heartland Dental LLC
10.07%, 07/26/2024(n)		31,520	31,816	Miscellaneous Manufacturers - 0.11%
US LIBOR + 8.50%				Gates Global LLC
Opal Acquisition Inc				3.25%, 03/31/2024(n)	EUR	1,489	1,855
5.69%, 11/20/2020(n)		14,607	14,130	EURIBOR + 3.25%
US LIBOR + 4.00%				UTEX Industries Inc
US Renal Care Inc				5.57%, 08/04/2025(n)		$3,281	3,237
9.69%, 11/17/2023(n)		37,350	37,443	US LIBOR + 4.00%
US LIBOR + 8.00%				8.82%, 05/22/2022(n)		8,810	8,551
			$107,030	US LIBOR + 7.25%
Home Furnishings - 0.00%							$13,643
Targus Group International Inc				Oil & Gas - 0.07%
0.00%, PIK 0.00%, 11/02/2016(a),(e),(f),(k),(n)		880	—	California Resources Corp
US LIBOR + 9.50%				6.31%, 11/14/2022(n)		890	906
				US LIBOR + 4.75%
Insurance - 0.07%				11.94%, 12/31/2021(n)		3,215	3,641
Asurion LLC				US LIBOR + 10.37%
4.57%, 11/03/2023(n)		1,234	1,243	Chesapeake Energy Corp
US LIBOR + 3.00%				8.95%, 08/23/2021(n)		4,180	4,470
7.57%, 08/04/2025(n)		2,850	2,939	US LIBOR + 7.50%
US LIBOR + 6.00%							$9,017
7.57%, 08/04/2025(n)		4,850	5,002	Packaging & Containers - 0.18%
US LIBOR + 6.00%				Berlin Packaging LLC
			$9,184	8.32%, 10/01/2022(n)		17,050	17,169
Internet - 0.42%				US LIBOR + 6.75%
MH Sub I LLC				Crown European Holdings SA
9.09%, 09/15/2025(n)		17,570	17,628	0.00%, 01/17/2025(n),(o)	EUR	1,000	1,255
US LIBOR + 7.50%				FPC Holdings Inc
Ten-X LLC				9.69%, 05/15/2020(n)		$5,052	4,951
9.57%, 09/29/2025(f),(n)		35,440	35,440	US LIBOR + 8.00%
			$53,068				$23,375

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)		Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Pharmaceuticals - 0.64%				Federal National Mortgage Association (FNMA) (continued)
Genoa a QoL Healthcare Co LLC				3.00%, 07/01/2046	$9,861	$9,696
9.57%, 10/28/2024(n)		$18,060	$18,286	3.00%, 08/01/2046	13,914	13,680
US LIBOR + 8.00%				3.00%, 12/01/2046	9,915	9,752
Lanai Holdings III Inc				3.50%, 02/01/2043(p)	25,000	25,234
9.98%, 08/14/2023(n)		25,190	23,930	3.50%, 10/01/2044	8,751	8,891
US LIBOR + 8.50%				3.50%, 08/01/2045	17,016	17,263
Packaging Coordinators Midco Inc				3.50%, 11/01/2045(q)	8,399	8,529
10.53%, 06/29/2024(n)		24,050	23,930	3.50%, 04/01/2046	8,336	8,423
US LIBOR + 8.75%				3.50%, 04/01/2047	12,650	12,833
PharMerica Corp				4.00%, 09/01/2046	4,402	4,566
9.30%, 09/26/2025(n)		14,690	14,727	4.00%, 02/01/2047(p)	25,000	25,823
US LIBOR + 7.75%				4.00%, 03/01/2047	9,081	9,422
			$80,873	4.00%, 06/01/2047	1,916	1,982
Retail - 0.12%				4.50%, 01/01/2044	1,738	1,847
Academy Ltd				4.50%, 02/01/2044	3,664	3,896
5.55%, 07/01/2022(n)		3,536	2,838	4.50%, 03/01/2044	4,042	4,304
US LIBOR + 4.00%				4.50%, 06/01/2044	7,074	7,555
Douglas GmbH				4.50%, 09/01/2046	8,361	8,917
3.25%, 08/12/2022(n)	EUR	1,000	1,238	5.00%, 03/01/2039	4,106	4,513
EURIBOR + 3.25%				5.00%, 07/01/2044	5,241	5,655
IRB Holding Corp						$202,832
0.00%, 01/17/2025(n),(o)		$450	456	Government National Mortgage Association (GNMA) - 0.83%
US LIBOR + 0.00%				3.50%, 02/01/2042(p)	10,000	10,182
PFS Holding Corp				3.50%, 12/15/2042	6,408	6,561
8.83%, 01/31/2022(n)		12,655	5,861	3.50%, 02/01/2047	40,000	40,725
US LIBOR + 7.25%				4.00%, 02/01/2042	5,000	5,174
SRS Distribution Inc				4.00%, 08/15/2044	4,406	4,648
10.32%, 02/25/2023(n)		5,350	5,497	4.00%, 06/20/2046	777	813
US LIBOR + 8.75%				4.00%, 02/20/2047	941	984
			$15,890	4.00%, 05/20/2047	11,608	12,066
Software - 0.52%				4.00%, 06/20/2047	7,869	8,195
Air Newco LLC				4.00%, 09/20/2047	994	1,040
6.94%, 03/20/2022(n)		4,448	4,437	4.00%, 09/20/2047	1,989	2,081
US LIBOR + 5.50%				4.00%, 09/20/2047	1,701	1,780
Evergreen Skills Lux Sarl				4.00%, 09/20/2047	668	700
6.32%, 04/23/2021(n)		32,134	31,424	4.00%, 09/20/2047	3,146	3,289
US LIBOR + 4.75%				4.00%, 10/20/2047	996	1,042
9.82%, 04/28/2022(n)		24,770	22,242	4.00%, 12/20/2047	5,674	5,936
US LIBOR + 8.25%						$105,216
SolarWinds Holdings Inc				U.S. Treasury Bill - 0.24%
5.07%, 02/05/2023(n)		2,167	2,177	1.22%, 02/22/2018(r)	30,000	29,979
US LIBOR + 3.50%
Solera LLC				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
4.82%, 03/03/2023(n)		6,337	6,381	OBLIGATIONS		$361,481
US LIBOR + 3.25%				TOTAL PURCHASED OPTIONS - 0.00%		$637
			$66,661	Total Investments		$12,669,907
Telecommunications - 0.06%				Other Assets and Liabilities - 0.38%		$48,187
Avaya Inc				TOTAL NET ASSETS - 100.00%		$12,718,094
6.31%, 11/08/2024(n)		2,050	2,060
US LIBOR + 4.75%
GTT Communications Inc				(a) Non-income producing security
4.88%, 01/09/2024(n)		834	839	(b)	Security or a portion of the security was pledged to cover margin
US LIBOR + 3.25%				requirements for options contracts. At the end of the period, the value of
Maxar Technologies Ltd				these securities totaled $255,668 or 2.01% of net assets.
4.31%, 10/04/2024(n)		4,095	4,128	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
US LIBOR + 2.75%				information.
West Corp				(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.57%, 10/10/2024(n)		1,094	1,105	1933. These securities may be resold in transactions exempt from
US LIBOR + 4.00%				registration, normally to qualified institutional buyers. At the end of the
			$8,132	period, the value of these securities totaled $3,467,189 or 27.26% of net
TOTAL SENIOR FLOATING RATE INTERESTS			$699,663	assets.
U.S. GOVERNMENT & GOVERNMENT	Principal			(e)	The value of these investments was determined using significant
AGENCY OBLIGATIONS - 2.84%	Amount (000's)		Value (000's)	unobservable inputs.
Federal Home Loan Mortgage Corporation (FHLMC) - 0.18%				(f)	Fair value of these investments is determined in good faith by the Manager
3.50%, 11/01/2046		$3,704	$3,746	under procedures established and periodically reviewed by the Board of
4.00%, 03/01/2047		11,040	11,460	Directors. Certain inputs used in the valuation may be unobservable;
4.00%, 04/01/2047		2,879	2,997	however, each security is evaluated individually for purposes of ASC 820
5.00%, 12/01/2035		4,801	5,251	which results in not all securities being identified as Level 3 of the fair
			$23,454	value hierarchy. At the end of the period, the fair value of these securities
Federal National Mortgage Association (FNMA) - 1.59%				totaled $170,187 or 1.34% of net assets.
3.00%, 02/01/2027(p)		10,000	10,051

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

(g)	Affiliated Security. Security is either an affiliate (and registered under the	Portfolio Summary (unaudited)
	Investment Company Act of 1940) or an affiliate as defined by the	Country	Percent
	Investment Company Act of 1940 (the Fund controls 5.0% or more of the	United States	56.88%
	outstanding voting shares of the security). Please see affiliated sub-	United Kingdom	3.48%
	schedule for transactional information.	Japan	2.79%
(h)	Perpetual security. Perpetual securities pay an indefinite stream of	Canada	2.70%
	interest, but they may be called by the issuer at an earlier date.	Netherlands	2.33%
(i)	Rate shown is the rate in effect as of period end. The rate may be based on	Argentina	1.88%
	a fixed rate and may convert to a variable rate or floating rate in the	France	1.79%
	future.	Mexico	1.67%
(j)	Certain variable rate securities are not based on a published reference	Brazil	1.56%
	rate and spread but are determined by the issuer or agent and are based	Luxembourg	1.44%
	on current market conditions. These securities do not indicate a reference	Russian Federation	1.29%
	rate and spread in their description.	Australia	1.27%
(k)	Payment in kind; the issuer has the option of paying additional securities	China	1.20%
	in lieu of cash.	Hong Kong	1.18%
(l)	Security is an Interest Only Strip.	Indonesia	1.11%
(m)	Security purchased on a when-issued basis.	Turkey	1.07%
(n)	Rate information disclosed is based on an average weighted rate as of	Germany	1.05%
	January 31, 2018.	Italy	0.84%
(o)	This Senior Floating Rate Note will settle after January 31, 2018, at which	South Africa	0.75%
	time the interest rate will be determined.	Ecuador	0.74%
(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See	Iraq	0.64%
	Notes to Financial Statements for additional information.	Singapore	0.64%
(q)	Security or a portion of the security was pledged to cover margin	Spain	0.63%
	requirements for futures contracts. At the end of the period, the value of	Colombia	0.58%
	these securities totaled $1,729 or 0.01% of net assets.	Ukraine	0.56%
(r)	Rate shown is the discount rate of the original purchase.	Cayman Islands	0.56%
		Bermuda	0.51%
		Supranational	0.49%
		Malaysia	0.37%
		Egypt	0.34%
		Taiwan, Province Of China	0.34%
		Switzerland	0.32%
		Virgin Islands, British	0.32%
		Austria	0.31%
		Costa Rica	0.30%
		Venezuela	0.30%
		Ireland	0.29%
		Sweden	0.29%
		Kazakhstan	0.28%
		Nigeria	0.28%
		Oman	0.28%
		Cote d'Ivoire	0.27%
		Uruguay	0.23%
		Azerbaijan	0.22%
		Chile	0.22%
		Gabon	0.21%
		Peru	0.21%
		Dominican Republic	0.19%
		El Salvador	0.19%
		Ghana	0.14%
		Kenya	0.13%
		Qatar	0.12%
		Korea, Republic Of	0.12%
		Zambia	0.12%
		Bahrain	0.12%
		Jersey, Channel Islands	0.11%
		Cameroon	0.11%
		United Arab Emirates	0.10%
		Finland	0.09%
		Saudi Arabia	0.09%
		Croatia	0.08%
		Hungary	0.08%
		Denmark	0.07%
		Jordan	0.07%
		Poland	0.06%
		Senegal	0.06%
		Portugal	0.06%
		Mauritius	0.05%
		Sri Lanka	0.05%
		Norway	0.05%
		Paraguay	0.04%
		Serbia	0.04%
		Angola	0.04%
		Bolivia	0.04%

See accompanying notes.

	Schedule of Investments
	Global Diversified Income Fund
	January 31, 2018 (unaudited)

Portfolio Summary (unaudited) (continued)
Country	Percent
Guernsey	0.04%
India	0.04%
Tunisia	0.03%
Bahamas	0.03%
Panama	0.03%
Belgium	0.02%
Purchased Options	0.00%
Britain	0.00%
Other Assets and Liabilities	0.38%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
City Office REIT Inc	$14,110	$10,728	$757	$21,882
Principal Government Money Market Fund	—	1,025,250	605,969	419,281
	$14,110	$1,035,978	$606,726	$441,163

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
			Income	on Investments		Capital Gain Distributions			Gain/Loss
City Office REIT Inc			$445	$21	$			—	$(2,220)
Principal Government Money Market Fund			399	—				—	—
			$844	$21	$			—	$(2,220)
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost		Value	Percent of Net Assets
Aspect Software Inc			05/25/2016-11/25/2016			$5,426		$5,143	0.04%
Cengage Learning Holdings II Inc			03/31/2014			1,099		259	0.00%
Chaparral Energy Inc - A Shares			04/06/2017			23		48	0.00%
Chaparral Energy Inc - A Shares			04/06/2017			6,928		6,260	0.05%
Chaparral Energy Inc - B Shares			04/06/2017			1,561		1,316	0.01%
Material Sciences Corp			12/22/2016-12/29/2017			19,727		21,464	0.17%
Material Sciences Corp - Warrants			12/22/2016			2,011		3,711	0.03%
Milagro Oil & Gas Inc			12/02/2016			761		189	0.00%
SNY 10 1/4 SR			12/27/2017			19,789		20,090	0.16%
Targus Group International Inc			03/15/2016			154		68	0.00%
Total								$58,548	0.46%

Amounts in thousands.

Options

Purchased Options		Contracts/	Notional			Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	90	$9	$2,925.00	02/20/2018		$11	$11	$—
Call - S&P 500 Index	N/A	255	$26	$2,870.00	02/05/2018		138	7	(131)
Call - S&P 500 Index	N/A	255	$26	$2,890.00	02/12/2018		32	50	18
Call - S&P 500 Index	N/A	90	$9	$2,985.00	02/26/2018		10	2	(8)
Put - S&P 500 Index	N/A	90	$9	$2,775.00	02/20/2018		118	114	(4)
Put - S&P 500 Index	N/A	90	$9	$2,730.00	02/26/2018		51	92	41
Put - S&P 500 Index	N/A	90	$9	$2,820.00	02/26/2018		164	272	108
Put - S&P 500 Index	N/A	85	$9	$2,705.00	02/05/2018		99	—	(99)
Put - S&P 500 Index	N/A	85	$9	$2,625.00	02/05/2018		32	—	(32)
Put - S&P 500 Index	N/A	90	$9	$2,680.00	02/20/2018		41	36	(5)
Put - S&P 500 Index	N/A	85	$9	$2,750.00	02/12/2018		118	39	(79)
Put - S&P 500 Index	N/A	85	$9	$2,650.00	02/12/2018		32	9	(23)
Put - S&P 500 Index	N/A	170	$17	$2,760.00	02/05/2018		37	5	(32)
Total							$883	$637	$(246)

Written Options		Contracts/	Notional			Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - Consumer Staples	N/A	1,080	$108	$58.00	02/20/2018		$(64)	$(51)	$13
Select Sector SPDR Fund
Call - Energy Select	N/A	995	$100	$77.00	02/20/2018		(83)	(38)	45
Sector SPDR Fund
Call - Financial Select	N/A	12,500	$1,250	$30.00	02/20/2018		(245)	(415)	(170)
Sector SPDR Fund
Call - iShares MSCI	N/A	2,800	$280	$70.00	03/19/2018		(348)	(1,243)	(895)
EAFE ETF
Call - iShares MSCI	N/A	5,000	$500	$74.00	04/23/2018		(876)	(957)	(81)
EAFE ETF

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
January 31, 2018 (unaudited)

Options (continued)

Written Options		Contracts/	Notional		Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date		Payments/(Receipts)	Fair Value		Appreciation/(Depreciation)
Call - iShares MSCI	N/A	3,100	$310	$51.00	04/23/2018		$(407)	$(593	) $	(186)
Emerging Markets ETF
Call - S&P 500 Index	N/A	540	$54	$3,100.00	04/23/2018		(37)	(53)		(16)
Call - S&P 500 Index	N/A	90	$9	$2,955.00	02/26/2018		(18)	(7)		11
Call - S&P 500 Index	N/A	255	$26	$2,860.00	02/12/2018		(73)	(182)		(109)
Call - S&P 500 Index	N/A	255	$26	$2,840.00	02/05/2018		(424)	(98)		326
Call - S&P 500 Index	N/A	90	$9	$2,900.00	02/20/2018		(23)	(28)		(5)
Put - S&P 500 Index	N/A	90	$9	$2,850.00	02/26/2018		(250)	(395)		(145)
Put - S&P 500 Index	N/A	90	$9	$2,760.00	02/26/2018		(69)	(129)		(60)
Put - S&P 500 Index	N/A	85	$9	$2,655.00	02/05/2018		(47)	(1)		46
Put - S&P 500 Index	N/A	170	$17	$2,795.00	02/05/2018		(85)	(40)		45
Put - S&P 500 Index	N/A	90	$9	$2,720.00	02/20/2018		(59)	(53)		6
Put - S&P 500 Index	N/A	85	$9	$2,680.00	02/12/2018		(41)	(13)		28
Put - S&P 500 Index	N/A	85	$9	$2,780.00	02/12/2018		(199)	(71)		128
Put - S&P 500 Index	N/A	90	$9	$2,815.00	02/20/2018		(214)	(205)		9
Put - S&P 500 Index	N/A	85	$9	$2,730.00	02/05/2018		(161)	—		161
Put - S&P 500 Index	N/A	40	$4	$2,695.00	02/20/2018		(43)	(19)		24
Total							$(3,766)	$(4,591	) $	(825)

Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; March 2018			Short	2,200	$469,116		$			2,918
US 5 Year Note; March 2018			Short	1,000	114,711					2,067
Total							$			4,985

Amounts in thousands except contracts.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Contracts to Accept		In Exchange For		Fair Value	Asset		Liability
Bank of America NA		02/28/2018	NOK	36,448,577		$4,729	$4,733	$4		$—
HSBC Securities Inc		02/28/2018	JPY	2,243,730,913		20,669	20,583	—		(86)
JPMorgan Chase		02/02/2018	BRL	76,703,000		24,114	24,074	133		(173)
JPMorgan Chase		02/09/2018	EUR	74,929,266		91,594	93,065	1,554		(83)
JPMorgan Chase		02/09/2018	GBP	21,579,000		30,638	30,645	7		—
JPMorgan Chase		02/09/2018	JPY	379,386,500		3,474	3,477	11		(8)
JPMorgan Chase		02/09/2018	RUB	464,972,480		8,032	8,265	233		—
JPMorgan Chase		02/12/2018	CLP	7,000,811,400		11,515	11,615	100		—
JPMorgan Chase		02/13/2018	TRY	41,538,364		10,972	11,026	54		—
JPMorgan Chase		02/15/2018	CZK	1,028,172,686		47,712	50,554	2,842		—
JPMorgan Chase		03/09/2018	EUR	23,966,903		29,819	29,816	—		(3)
JPMorgan Chase		04/25/2018	ARS	335,554,330		16,580	16,427	—		(153)
Standard Chartered Bank, Hong Kong		02/09/2018	RUB	465,133,120		8,032	8,268	236		—
Standard Chartered Bank, Hong Kong		02/12/2018	CLP	7,424,975,274		12,223	12,318	95		—
Standard Chartered Bank, Hong Kong		02/20/2018	COP	28,489,071,108		9,956	10,034	78		—
Toronton Dominion Bank		02/28/2018	HUF	2,384,268,479		9,533	9,558	25		—
Toronton Dominion Bank		02/28/2018	PLN	40,504,919		12,082	12,114	32		—
Total								$5,404		$(506)
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Contracts to Deliver		In Exchange For		Fair Value	Asset		Liability
Bank of America NA		02/28/2018	EUR	5,021,329		$6,221	$6,243	$—		$(22)
JPMorgan Chase		02/02/2018	BRL	76,703,000		23,674	24,075	—		(401)
JPMorgan Chase		02/09/2018	EUR	75,216,931		91,982	93,421	176		(1,615)
JPMorgan Chase		02/09/2018	GBP	21,579,000		29,284	30,645	—		(1,361)
JPMorgan Chase		02/09/2018	JPY	379,386,500		3,388	3,477	—		(89)
JPMorgan Chase		02/09/2018	RUB	313,462,065		5,528	5,572	—		(44)
JPMorgan Chase		02/22/2018	RUB	241,247,423		4,247	4,282	—		(35)
JPMorgan Chase		02/26/2018	RUB	1,318,096,400		23,201	23,384	—		(183)
JPMorgan Chase		02/28/2018	IDR	375,466,000,000		28,102	28,074	28		—
JPMorgan Chase		02/28/2018	MXN	324,884,981		17,366	17,390	—		(24)
JPMorgan Chase		02/28/2018	ZAR	33,430,173		2,779	2,814	—		(35)
JPMorgan Chase		03/02/2018	BRL	42,270,270		13,402	13,234	168		—
JPMorgan Chase		03/09/2018	EUR	18,547,300		23,153	23,073	80		—
JPMorgan Chase		03/09/2018	GBP	20,449,600		28,894	29,066	—		(172)
JPMorgan Chase		03/09/2018	JPY	346,859,500		3,191	3,184	7		—
JPMorgan Chase		04/25/2018	ARS	335,554,330		16,534	16,427	107		—
Standard Chartered Bank, Hong Kong		02/02/2018	BRL	20,183,797		6,312	6,335	—		(23)
Total								$566		$(4,004)

Amounts in thousands except contracts.
See accompanying notes.	63

     Schedule of Investments Global Real Estate Securities Fund January 31, 2018 (unaudited)

COMMON STOCKS - 97.70%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Lodging - 2.97%			REITs (continued)
City Developments Ltd	2,098,100	$21,146	PLA Administradora Industrial S de RL de CV	2,432,760	$3,706
Extended Stay America Inc	523,048	10,581	(a)
Hilton Grand Vacations Inc (a)	234,381	10,540	Prologis Inc	1,020,915	66,472
Hilton Worldwide Holdings Inc	408,163	34,959	Prologis Property Mexico SA de CV	2,342,270	4,276
		$77,226	Public Storage	74,542	14,592
Real Estate - 21.49%			Regency Centers Corp	620,760	39,052
Aroundtown SA	1,993,693	16,048	Rexford Industrial Realty Inc	1,006,631	29,887
CapitaLand Ltd	13,643,200	39,833	Saul Centers Inc	148,756	8,141
Castellum AB	1,313,174	22,643	Segro PLC	7,530,862	62,282
Deutsche Wohnen SE	2,322,235	105,002	Simon Property Group Inc	653,741	106,802
Entra ASA (b)	1,145,676	17,316	SL Green Realty Corp	285,035	28,652
Fabege AB	1,154,391	25,276	Spirit Realty Capital Inc	1,554,719	12,702
Heiwa Real Estate Co Ltd	524,700	10,347	STORE Capital Corp	1,474,417	36,138
Hongkong Land Holdings Ltd	6,547,093	47,148	Sun Communities Inc	396,078	35,188
LEG Immobilien AG	238,199	26,882	Sunstone Hotel Investors Inc	1,652,525	27,845
Mitsubishi Estate Co Ltd	697,200	13,410	Tanger Factory Outlet Centers Inc	528,076	13,297
Mitsui Fudosan Co Ltd	3,367,393	88,683	Unibail-Rodamco SE	86,613	22,206
New World Development Co Ltd	33,137,000	53,416	UNITE Group PLC/The	2,579,645	29,215
Nomura Real Estate Holdings Inc	806,500	19,322	United Urban Investment Corp	22,432	35,473
SOHO China Ltd	38,986,500	23,122	Welltower Inc	740,162	44,387
TLG Immobilien AG	888,476	25,018	Weyerhaeuser Co	361,794	13,582
Tokyo Tatemono Co Ltd	968,000	15,607			$1,855,810
Wihlborgs Fastigheter AB	416,470	10,136	Software - 1.32%
		$559,209	InterXion Holding NV (a)	544,320	34,156
REITs - 71.32%
Alexandria Real Estate Equities Inc	446,034	57,851	Storage & Warehousing - 0.60%
Allied Properties Real Estate Investment Trust	380,090	12,778	Safestore Holdings PLC	2,209,005	15,658
American Tower Corp	191,834	28,334
Apartment Investment & Management Co	968,056	40,503	TOTAL COMMON STOCKS		$2,542,059
AvalonBay Communities Inc	394,547	67,231	INVESTMENT COMPANIES - 3.03%	Shares Held	Value (000's)
Big Yellow Group PLC	727,206	8,950	Money Market Funds - 3.03%
Boston Properties Inc	181,501	22,453	Principal Government Money Market Fund (c)	78,944,311	78,944
Brixmor Property Group Inc	265,920	4,316
Canadian Apartment Properties REIT	495,570	14,569	TOTAL INVESTMENT COMPANIES		$78,944
CapitaLand Commercial Trust	21,832,065	31,097	Total Investments		$2,621,003
Crown Castle International Corp	155,162	17,498	Other Assets and Liabilities - (0.73)%		$(18,908)
CubeSmart	1,117,965	30,778	TOTAL NET ASSETS - 100.00%		$2,602,095
Daiwa Office Investment Corp	5,149	29,722
DDR Corp	1,072,899	8,712
Dexus	5,833,810	44,782	(a) Non-income producing security
Duke Realty Corp	1,331,846	35,174	(b)		Security exempt from registration under Rule 144A of the Securities Act of
EPR Properties	308,093	18,196	1933. These securities may be resold in transactions exempt from
Equinix Inc	100,847	45,904	registration, normally to qualified institutional buyers. At the end of the
Equity Residential	288,274	17,761	period, the value of these securities totaled $17,316 or 0.67% of net assets.
Essex Property Trust Inc	273,283	63,669	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Extra Space Storage Inc	364,321	30,413	Investment Company Act of 1940) or an affiliate as defined by the
First Industrial Realty Trust Inc	397,830	12,277	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Frasers Logistics & Industrial Trust	2,968,762	2,583	outstanding voting shares of the security). Please see affiliated sub-
Gecina SA	206,314	40,314	schedule for transactional information.
GGP Inc	273,993	6,310
Goodman Group	10,322,211	67,358
Great Portland Estates PLC	1,736,801	16,429
HCP Inc	548,640	13,211	Portfolio Summary (unaudited)
Healthcare Trust of America Inc	538,608	14,871	Country		Percent
Hispania Activos Inmobiliarios SOCIMI SA	717,104	15,013	United States		49.61%
Hoshino Resorts REIT Inc	1,258	6,608	Japan		12.32%
Host Hotels & Resorts Inc	302,537	6,281	Germany		6.64%
Hudson Pacific Properties Inc	668,537	21,373	Hong Kong		5.91%
Industrial & Infrastructure Fund Investment	9,360	10,702	United Kingdom		5.08%
Corp			Australia		4.31%
Inmobiliaria Colonial Socimi SA	2,587,365	28,903	Singapore		3.64%
Invitation Homes Inc	2,955,503	66,469	France		3.52%
Japan Hotel REIT Investment Corp	37,337	27,700	Spain		3.02%
Japan Logistics Fund Inc	7,529	14,202	Sweden		2.23%
Japan Retail Fund Investment Corp	18,776	37,476	Netherlands		1.32%
Kenedix Retail REIT Corp	4,942	11,157	Canada		1.05%
Kilroy Realty Corp	457,802	32,650	China		0.89%
Klepierre SA	638,245	29,160	Norway		0.67%
Link REIT	6,023,000	53,306	Mexico		0.52%
Macquarie Mexico Real Estate Management	5,091,430	5,663	Other Assets and Liabilities		(0.73)%
SA de CV (a)			TOTAL NET ASSETS		100.00%
Merlin Properties Socimi SA	2,405,713	34,639
Physicians Realty Trust	1,016,493	16,569

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$148,326	$69,382		$78,944
		$—		$148,326	$69,382		$78,944

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$65		$—			$—	$—
	$65		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.06%		Shares Held	Value(000	's)		Principal
Money Market Funds - 1.06%					BONDS (continued)	Amount (000's)	Value (000's)
Principal Government Money Market Fund (a)		16,163,920	$16,164		Commercial Mortgage Backed Securities (continued)
					WFRBS Commercial Mortgage Trust 2013-
TOTAL INVESTMENT COMPANIES			$16,164		C14
		Principal			3.99%, 06/15/2046(b),(d)	$2,500	$2,275
BONDS - 29.56%		Amount (000's)	Value(000	's)	WFRBS Commercial Mortgage Trust 2014-
Automobile Asset Backed Securities - 0.26%					C22
AmeriCredit Automobile Receivables Trust					3.91%, 09/15/2057(b),(d)	4,840	3,843
2016-3					WFRBS Commercial Mortgage Trust 2014-
2.24%, 04/08/2022		$4,000	$ 3,957		C23
					4.38%, 10/15/2057(b)	9,700	9,948
Commercial Mortgage Backed Securities - 10.49%					WFRBS Commercial Mortgage Trust 2014-
CD 2017-CD3 Mortgage Trust					LC14
3.98%, 02/10/2050(b)		4,500	4,553		4.34%, 03/15/2047(b)	8,000	7,887
Citigroup Commercial Mortgage Trust 2016-							$159,515
GC36					Home Equity Asset Backed Securities - 0.37%
4.76%, 02/10/2049(b)		4,400	4,569		ACE Securities Corp Mortgage Loan Trust
COMM 2014-CCRE19 Mortgage Trust					Series 2007-D1
4.72%, 08/10/2047(b)		3,700	3,790		6.93%, 02/25/2038(b),(d)	5,861	5,669
COMM 2014-UBS5 Mortgage Trust
4.61%, 09/10/2047(b)		11,680	11,880		Mortgage Backed Securities - 17.53%
Freddie Mac Multifamily Structured Pass					Citigroup Mortgage Loan Trust 2014-A
Through Certificates					5.46%, 01/25/2035(b),(d)	5,411	5,736
2.65%, 08/25/2026		7,680	7,446		Citigroup Mortgage Loan Trust 2015-PS1
3.29%, 11/25/2050		6,800	6,889		5.25%, 09/25/2042(b),(d)	7,741	8,086
3.44%, 12/25/2027		4,640	4,744		CSMC Trust 2015-1
Ginnie Mae					3.94%, 01/25/2045(b),(d)	7,696	7,615
0.38%, 10/16/2053(b),(c)		15,208	558		Fannie Mae Interest Strip
0.51%, 06/16/2052(b),(c)		29,510	737		3.50%, 12/25/2043(b),(c)	5,437	997
0.57%, 12/16/2053(b),(c)		33,648	1,105		7.00%, 04/25/2024(c)	36	5
0.57%, 12/16/2059(b),(c)		47,823	2,905		Fannie Mae REMICS
0.59%, 08/16/2051(b),(c)		83,116	3,252		1.61%, 05/25/2046(b),(c)	44,186	1,895
0.65%, 04/16/2047(b),(c)		87,263	3,450		1.62%, 07/25/2044(b),(c)	18,478	1,017
0.66%, 08/16/2055(b),(c)		51,256	2,704		1.62%, 04/25/2045(b),(c)	26,799	1,353
0.67%, 10/16/2054(b),(c)		48,756	1,637		1.62%, 07/25/2056(b),(c)	36,741	2,077
0.73%, 11/16/2045(b),(c)		38,202	1,545		1.67%, 11/25/2044(b),(c)	24,482	1,265
0.73%, 06/16/2054(b),(c)		62,581	2,050		1.69%, 08/25/2044(b),(c)	37,213	1,837
0.74%, 11/16/2052(b),(c)		51,789	2,189		1.69%, 06/25/2045(b),(c)	34,770	2,013
0.77%, 10/16/2054(b),(c)		60,258	2,464		1.71%, 04/25/2045(b),(c)	36,075	1,882
0.79%, 02/16/2053(b),(c)		45,784	1,997		1.72%, 12/25/2045(c)	10,569	529
0.81%, 09/16/2053(b),(c)		45,272	1,971		2.16%, 04/25/2027	9	10
0.82%, 02/16/2053(b),(c)		119,042	6,006		1 Month LIBOR + 0.60%
0.83%, 01/16/2056(b),(c)		21,599	1,055		2.50%, 02/25/2028(c)	16,381	1,298
0.83%, 10/16/2056(b),(c)		33,785	1,956		3.00%, 07/25/2032(c)	13,075	1,740
0.84%, 03/16/2052(b),(c)		59,260	3,239		3.00%, 04/25/2042	8,011	7,898
0.88%, 02/16/2046(b),(c)		66,297	2,963		3.00%, 02/25/2043	5,579	5,554
0.91%, 06/16/2057(b),(c)		15,379	1,043		3.00%, 01/25/2046	9,477	9,456
2.60%, 05/16/2059		4,163	3,973		3.50%, 01/25/2028(c)	14,417	1,515
2.60%, 03/16/2060		7,790	7,487		3.50%, 06/25/2033(c)	15,795	2,255
GS Mortgage Securities Trust 2011-GC5					3.50%, 04/25/2034(c)	16,749	2,304
5.40%, 08/10/2044(b),(d)		4,624	4,493		3.50%, 02/25/2036(c)	10,204	1,695
GS Mortgage Securities Trust 2013-GC13					3.50%, 01/25/2040(c)	17,622	2,298
4.09%, 07/10/2046(b),(d)		5,000	4,600		3.50%, 11/25/2042	9,708	9,956
GS Mortgage Securities Trust 2014-GC20					3.50%, 02/25/2043	1,158	1,183
4.86%, 04/10/2047(b)		2,000	1,922		3.50%, 02/25/2043(c)	18,770	2,833
GS Mortgage Securities Trust 2014-GC24					3.50%, 07/25/2043(c)	14,345	1,926
4.53%, 09/10/2047(b)		4,200	4,230		3.50%, 08/25/2045	2,931	2,881
GS Mortgage Securities Trust 2015-GC32					4.00%, 06/25/2039	10,000	10,268
4.41%, 07/10/2048(b)		1,750	1,762		4.00%, 12/25/2039(c)	9,490	1,225
JP Morgan Chase Commercial Mortgage					4.00%, 03/25/2045	6,411	6,807
Securities Trust 2013-C16					4.00%, 04/25/2047	3,102	3,156
4.91%, 12/15/2046(b)		8,000	8,476		4.50%, 04/25/2045(c)	27,819	6,944
JP Morgan Chase Commercial Mortgage					7.00%, 04/25/2032	979	1,099
Securities Trust 2015-JP1					9.00%, 05/25/2020	8	9
4.24%, 01/15/2049(b),(d)		3,000	2,399		Freddie Mac REMICS
Wells Fargo Commercial Mortgage Trust					1.71%, 02/15/2042(b),(c)	24,788	1,295
2014-L	C16				1.72%, 04/15/2040(b),(c)	34,136	1,822
4.46%, 08/15/2050		500	502		1.75%, 05/15/2041(b),(c)	49,857	2,861
Wells Fargo Commercial Mortgage Trust					1.82%, 10/15/2040(b),(c)	30,560	1,423
2015	-C31				2.46%, 02/15/2021	3	3
4.61%, 11/15/2048(b)		6,000	6,007		1 Month LIBOR + 0.90%
Wells Fargo Commercial Mortgage Trust					2.50%, 11/15/2032	5,593	5,410
2016-L	C25				2.50%, 02/15/2043	2,931	2,833
4.44%, 12/15/2059(b)		1,000	1,014		3.00%, 11/15/2030(c)	6,429	458
					3.00%, 06/15/2040	5,755	5,766

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac REMICS (continued)			3.50%, 04/01/2042	$8,445	$8,571
3.00%, 10/15/2042	$1,890	$1,874	3.50%, 07/01/2042	9,414	9,554
3.00%, 05/15/2044	1,588	1,504	3.50%, 08/01/2043	6,338	6,437
3.00%, 04/15/2046	3,319	3,291	3.50%, 02/01/2044	7,418	7,515
3.00%, 11/15/2046	3,952	3,938	3.50%, 04/01/2044	7,424	7,545
3.50%, 04/15/2040(c)	10,096	885	3.50%, 08/01/2045	7,742	7,868
3.50%, 05/15/2043	4,079	4,158	3.50%, 07/01/2046	11,057	11,237
3.50%, 08/15/2043	5,676	5,724	3.50%, 01/01/2047	15,116	15,344
3.50%, 09/15/2043	7,680	7,680	3.50%, 01/01/2048	7,400	7,518
4.00%, 05/15/2039	4,825	4,964	3.72%, 10/01/2032	1	2
4.00%, 11/15/2042(c)	12,097	1,967	12 Month LIBOR + 1.98%
4.00%, 01/15/2045	6,741	6,921	4.00%, 12/01/2041	5,080	5,326
4.00%, 04/15/2045	2,846	2,955	4.00%, 07/01/2042	3,507	3,677
6.50%, 08/15/2027	86	90	4.00%, 09/15/2042	2,950	3,104
Freddie Mac Strips			4.00%, 07/01/2043	4,624	4,847
3.00%, 10/15/2027(c)	14,242	1,299	4.00%, 09/01/2044	5,736	6,009
Ginnie Mae			4.00%, 10/01/2045	9,846	10,296
0.80%, 03/20/2041(b),(c)	33,156	1,004	4.00%, 08/01/2047	13,877	14,510
0.82%, 11/20/2036(b),(c)	40,545	1,632	4.50%, 04/01/2041	5,349	5,746
0.89%, 09/20/2037(b),(c)	27,131	1,125	4.50%, 11/01/2043	5,293	5,686
3.00%, 05/16/2037	14,000	13,997	5.00%, 10/01/2025	62	66
3.00%, 04/20/2047	3,190	2,743	5.00%, 12/01/2032	61	66
3.25%, 05/20/2045	5,196	5,176	5.00%, 02/01/2033	533	576
3.50%, 10/20/2041(c)	14,361	1,815	5.00%, 01/01/2034	4,738	5,120
3.50%, 01/20/2043(c)	18,677	4,680	5.00%, 05/01/2034	102	109
3.50%, 05/20/2043(c)	12,192	2,468	5.00%, 07/01/2035	47	51
3.50%, 10/20/2044(c)	23,016	3,849	5.00%, 07/01/2035	2	3
4.00%, 02/20/2034	5,833	5,933	5.00%, 10/01/2035	10	11
4.00%, 11/16/2038	525	537	5.00%, 11/01/2035	389	421
4.00%, 10/20/2043(c)	23,931	3,623	5.00%, 07/01/2044	3,764	4,095
4.00%, 04/20/2046(c)	15,665	3,207	5.50%, 04/01/2018	1	1
5.00%, 11/20/2039	3,994	4,306	5.50%, 03/01/2029	1	1
JP Morgan Mortgage Trust 2016-4			5.50%, 05/01/2033	9	10
3.50%, 10/25/2046(b),(d)	5,031	5,000	5.50%, 10/01/2033	14	16
New Residential Mortgage Loan Trust 2015-			5.50%, 12/01/2033	361	397
2			5.50%, 07/01/2037	21	23
5.56%, 08/25/2055(b),(d)	6,159	6,416	5.50%, 04/01/2038	8	9
Sequoia Mortgage Trust 2013-2			5.50%, 05/01/2038	53	58
3.64%, 02/25/2043(b)	7,821	7,784	6.00%, 01/01/2021	29	29
Sequoia Mortgage Trust 2017-5			6.00%, 06/01/2028	8	9
3.50%, 08/25/2047(b),(d)	1,585	1,566	6.00%, 05/01/2031	88	100
		$266,599	6.00%, 10/01/2031	3	3
Other Asset Backed Securities - 0.91%			6.00%, 02/01/2032	17	18
CNH Equipment Trust 2016-C			6.00%, 09/01/2032	147	163
1.76%, 09/15/2023	1,600	1,567	6.00%, 11/01/2033	251	279
TAL Advantage V LLC			6.00%, 11/01/2033	387	431
3.33%, 05/20/2039(d)	3,899	3,873	6.00%, 09/01/2034	77	87
Towd Point Mortgage Trust 2015-1			6.00%, 02/01/2035	78	87
4.25%, 10/25/2053(b),(d)	5,000	5,263	6.00%, 10/01/2036	49	55
Towd Point Mortgage Trust 2017-6			6.00%, 03/01/2037	94	106
3.25%, 10/25/2057(b),(d)	3,200	3,063	6.00%, 05/01/2037	139	158
		$13,766	6.00%, 01/01/2038	19	22
TOTAL BONDS		$449,506	6.00%, 03/01/2038	39	44
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 04/01/2038	119	133
AGENCY OBLIGATIONS - 69.74%	Amount (000's) Value (000's)		6.00%, 07/01/2038	141	157
Federal Home Loan Mortgage Corporation (FHLMC) - 15.22%			6.00%, 10/01/2038	118	132
2.00%, 02/01/2028	$426	$414	6.00%, 09/01/2039	4,160	4,764
2.50%, 08/01/2027	1,558	1,545	6.50%, 12/01/2021	131	140
2.50%, 02/01/2028	4,885	4,843	6.50%, 04/01/2022	124	131
3.00%, 02/01/2027	4,350	4,374	6.50%, 05/01/2022	62	63
3.00%, 04/01/2035	2,834	2,828	6.50%, 08/01/2022	33	36
3.00%, 10/01/2042	6,849	6,750	6.50%, 05/01/2023	69	71
3.00%, 10/01/2042	8,229	8,109	6.50%, 07/01/2023	2	2
3.00%, 05/01/2043	2,935	2,894	6.50%, 01/01/2024	2	2
3.00%, 07/01/2045	8,017	7,871	6.50%, 07/01/2025	1	1
3.00%, 10/01/2046	9,346	9,195	6.50%, 09/01/2025	1	1
3.00%, 01/01/2047	7,779	7,653	6.50%, 10/01/2025	1	2
3.50%, 11/01/2026	2,614	2,688	6.50%, 03/01/2029	44	49
3.50%, 02/01/2032	4,651	4,741	6.50%, 04/01/2031	204	226
3.50%, 04/01/2032	4,090	4,187	6.50%, 10/01/2031	62	69
3.50%, 12/01/2041	2,867	2,914	6.50%, 02/01/2032	9	10
			6.50%, 04/01/2032	8	9
			6.50%, 04/01/2035	6	6

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund January 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.50%, 02/01/2037	$29	$33	3.50%, 12/01/2046	$9,271	$9,412
7.00%, 07/01/2024	2	2	3.50%, 10/01/2047	4,639	4,694
7.00%, 01/01/2028	346	372	3.63%, 11/01/2033	10	10
7.00%, 06/01/2029	106	118	6 Month LIBOR + 2.26%
7.00%, 01/01/2031	1	1	4.00%, 01/01/2034	1,505	1,569
7.00%, 04/01/2031	73	80	4.00%, 09/01/2040	3,045	3,177
7.00%, 10/01/2031	88	98	4.00%, 02/01/2042	2,436	2,548
7.00%, 04/01/2032	164	183	4.00%, 01/01/2043	2,367	2,479
7.50%, 12/01/2030	3	3	4.00%, 03/01/2043	4,404	4,587
7.50%, 02/01/2031	16	18	4.00%, 08/01/2043	4,523	4,730
7.50%, 02/01/2031	2	2	4.00%, 08/01/2043	8,108	8,482
8.50%, 07/01/2029	77	82	4.00%, 10/01/2043	5,923	6,186
		$231,418	4.00%, 04/01/2044	3,124	3,269
Federal National Mortgage Association (FNMA) - 42.07%			4.00%, 08/01/2044	4,338	4,538
2.00%, 10/01/2027	2,462	2,400	4.00%, 08/01/2044	11,142	11,660
2.00%, 02/01/2028	4,579	4,442	4.00%, 11/01/2044	3,406	3,567
2.00%, 08/01/2028	2,829	2,744	4.00%, 12/01/2044	7,052	7,384
2.00%, 07/01/2030	6,943	6,666	4.00%, 02/01/2045	5,888	6,158
2.00%, 12/01/2031	7,167	6,881	4.00%, 07/01/2045	6,798	7,062
2.50%, 06/01/2027	5,776	5,727	4.00%, 08/01/2045	6,784	7,106
2.50%, 05/01/2028	2,532	2,510	4.00%, 09/01/2045	11,630	12,179
2.50%, 08/01/2028	3,477	3,446	4.00%, 05/01/2046	14,003	14,633
2.50%, 09/01/2028	5,027	4,983	4.00%, 07/01/2047	8,684	9,098
2.50%, 03/01/2030	7,485	7,398	4.00%, 10/01/2047	7,244	7,575
2.50%, 12/01/2031	9,591	9,455	4.50%, 12/01/2019	11	11
3.00%, 04/01/2027	4,039	4,072	4.50%, 01/01/2020	56	57
3.00%, 05/01/2029	6,516	6,569	4.50%, 09/01/2025	1,903	1,979
3.00%, 01/01/2030	566	571	4.50%, 08/01/2039	3,373	3,612
3.00%, 08/01/2031	11,226	11,309	4.50%, 03/01/2041	4,105	4,372
3.00%, 02/01/2037	6,472	6,449	4.50%, 11/01/2041	4,237	4,551
3.00%, 10/01/2042	6,081	5,994	4.50%, 03/01/2042	9,417	10,120
3.00%, 11/01/2042	8,537	8,415	4.50%, 09/01/2043	7,587	8,153
3.00%, 12/01/2042	6,438	6,346	4.50%, 09/01/2043	4,263	4,581
3.00%, 12/01/2042	6,197	6,110	4.50%, 09/01/2043	4,856	5,217
3.00%, 01/01/2043	5,482	5,403	4.50%, 11/01/2043	6,920	7,436
3.00%, 01/01/2043	6,283	6,193	4.50%, 09/01/2044	5,641	6,062
3.00%, 02/01/2043	6,474	6,397	4.50%, 10/01/2044	3,945	4,239
3.00%, 04/01/2043	7,629	7,468	4.50%, 12/01/2044	9,679	10,401
3.00%, 06/01/2043	11,749	11,585	4.50%, 05/01/2045	4,201	4,515
3.00%, 08/01/2043	7,774	7,666	4.50%, 09/01/2045	6,407	6,869
3.00%, 07/01/2045	3,147	3,094	4.50%, 11/01/2045	10,044	10,765
3.00%, 01/01/2046	6,204	6,104	5.00%, 11/01/2018	15	15
3.00%, 05/01/2046	6,063	5,971	5.00%, 04/01/2019	10	10
3.00%, 07/01/2046	8,536	8,387	5.00%, 01/01/2026	73	78
3.00%, 09/01/2046	7,069	6,962	5.00%, 04/01/2035	174	190
3.00%, 10/01/2046	8,056	7,921	5.00%, 05/01/2035	85	91
3.00%, 12/01/2046	9,283	9,121	5.00%, 07/01/2035	29	31
3.00%, 12/01/2046	12,892	12,680	5.00%, 02/01/2038	2,157	2,359
3.00%, 01/01/2047	7,373	7,260	5.00%, 03/01/2038	1,427	1,561
3.35%, 12/01/2033	102	106	5.00%, 02/01/2040	7,638	8,359
12 Month LIBOR + 1.60%			5.00%, 05/01/2040	3,003	3,286
3.50%, 08/01/2031	5,765	5,939	5.00%, 07/01/2040	1,963	2,149
3.50%, 02/01/2042	6,848	6,966	5.00%, 07/01/2041	8,806	9,635
3.50%, 06/01/2042	3,497	3,551	5.00%, 02/01/2044	3,852	4,212
3.50%, 07/01/2042	5,519	5,605	5.00%, 06/01/2044	4,081	4,451
3.50%, 09/01/2042	9,292	9,435	5.50%, 03/01/2018	1	1
3.50%, 11/01/2042	5,589	5,675	5.50%, 06/01/2019	2	2
3.50%, 02/01/2043	2,308	2,347	5.50%, 06/01/2019	2	2
3.50%, 05/01/2043	2,911	2,960	5.50%, 07/01/2019	1	1
3.50%, 05/01/2043	5,595	5,683	5.50%, 07/01/2019	2	2
3.50%, 10/01/2044	7,484	7,609	5.50%, 07/01/2019	10	10
3.50%, 11/01/2044	6,392	6,499	5.50%, 07/01/2019	4	4
3.50%, 03/01/2045	6,096	6,191	5.50%, 08/01/2019	2	2
3.50%, 03/01/2045	3,545	3,596	5.50%, 08/01/2019	8	8
3.50%, 06/01/2045	7,626	7,753	5.50%, 09/01/2019	13	13
3.50%, 08/01/2045	6,500	6,609	5.50%, 06/01/2026	69	75
3.50%, 09/01/2045	5,678	5,763	5.50%, 05/01/2033	85	88
3.50%, 10/01/2045	6,542	6,651	5.50%, 07/01/2033	679	751
3.50%, 11/01/2045	12,095	12,282	5.50%, 09/01/2033	339	375
3.50%, 01/01/2046	5,735	5,831	5.50%, 02/01/2037	7	7
3.50%, 03/01/2046	8,123	8,258	5.50%, 12/01/2037	1,023	1,133
3.50%, 04/01/2046	8,480	8,621	5.50%, 03/01/2038	262	290
			5.50%, 03/01/2038	357	394

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 08/01/2018	$20	$21	4.00%, 09/15/2041	$7,443	$7,824
6.00%, 12/01/2022	11	12	4.00%, 03/15/2044	4,729	4,982
6.00%, 03/01/2029	45	50	4.00%, 10/20/2044	4,444	4,637
6.00%, 12/01/2031	2	2	5.00%, 02/15/2034	142	153
6.00%, 12/01/2031	2	2	5.00%, 10/15/2039	3,040	3,289
6.00%, 01/01/2032	144	151	5.50%, 07/20/2033	1,181	1,295
6.00%, 11/01/2032	7	7	5.50%, 03/20/2034	1,196	1,311
6.00%, 04/01/2033	217	232	5.50%, 05/20/2035	127	139
6.00%, 03/01/2034	139	155	6.00%, 10/15/2023	77	85
6.00%, 09/01/2034	637	682	6.00%, 11/15/2023	13	15
6.00%, 11/01/2037	24	27	6.00%, 11/15/2023	35	39
6.00%, 02/01/2038	81	90	6.00%, 12/15/2023	8	9
6.00%, 03/01/2038	54	61	6.00%, 03/15/2024	12	13
6.00%, 08/01/2038	563	633	6.00%, 04/20/2026	45	50
6.00%, 04/01/2039	785	895	6.00%, 10/20/2028	6	6
6.50%, 09/01/2024	170	188	6.00%, 02/20/2029	70	79
6.50%, 08/01/2028	20	22	6.00%, 09/15/2032	65	72
6.50%, 12/01/2028	37	41	6.00%, 02/15/2033	18	20
6.50%, 02/01/2029	21	23	6.00%, 07/20/2033	936	1,055
6.50%, 03/01/2029	27	30	6.00%, 08/15/2038	69	76
6.50%, 04/01/2029	24	27	6.50%, 09/15/2023	11	12
6.50%, 06/01/2031	72	80	6.50%, 09/15/2023	6	7
6.50%, 06/01/2031	66	73	6.50%, 09/15/2023	17	19
6.50%, 06/01/2031	83	93	6.50%, 10/15/2023	16	17
6.50%, 12/01/2031	2	2	6.50%, 12/15/2023	14	15
6.50%, 01/01/2032	32	35	6.50%, 12/15/2023	16	17
6.50%, 04/01/2032	21	23	6.50%, 12/15/2023	4	4
6.50%, 04/01/2032	208	230	6.50%, 12/15/2023	9	10
6.50%, 08/01/2032	124	137	6.50%, 01/15/2024	24	27
6.50%, 11/01/2032	380	415	6.50%, 01/15/2024	12	13
6.50%, 11/01/2032	138	148	6.50%, 01/15/2024	4	5
6.50%, 02/01/2033	150	167	6.50%, 01/15/2024	2	2
6.50%, 04/01/2036	8	8	6.50%, 01/15/2024	5	5
6.50%, 08/01/2036	51	57	6.50%, 01/15/2024	5	6
6.50%, 08/01/2036	93	107	6.50%, 03/15/2024	14	16
6.50%, 10/01/2036	36	41	6.50%, 04/15/2024	10	11
6.50%, 11/01/2036	28	31	6.50%, 04/20/2024	6	7
6.50%, 07/01/2037	37	41	6.50%, 07/15/2024	27	30
6.50%, 07/01/2037	21	23	6.50%, 01/15/2026	6	6
6.50%, 08/01/2037	405	457	6.50%, 03/15/2026	8	9
6.50%, 08/01/2037	40	45	6.50%, 07/20/2026	2	2
6.50%, 02/01/2038	31	35	6.50%, 10/20/2028	8	9
6.50%, 05/01/2038	5	5	6.50%, 03/20/2031	61	71
7.00%, 05/01/2022	9	9	6.50%, 04/20/2031	50	58
7.00%, 08/01/2028	64	71	6.50%, 07/15/2031	1	1
7.00%, 12/01/2028	62	69	6.50%, 10/15/2031	11	12
7.00%, 07/01/2029	68	77	6.50%, 07/15/2032	3	3
7.00%, 11/01/2031	156	169	6.50%, 05/20/2034	553	628
7.00%, 07/01/2032	136	148	6.80%, 04/20/2025	31	32
7.50%, 12/01/2024	88	94	7.00%, 11/15/2022	3	3
7.50%, 07/01/2029	14	14	7.00%, 12/15/2022	24	25
7.50%, 02/01/2030	71	76	7.00%, 01/15/2023	6	6
7.50%, 01/01/2031	1	1	7.00%, 01/15/2023	2	3
7.50%, 08/01/2032	9	10	7.00%, 01/15/2023	13	13
8.50%, 09/01/2025	1	1	7.00%, 02/15/2023	16	16
9.00%, 09/01/2030	11	12	7.00%, 07/15/2023	6	7
		$639,612	7.00%, 07/15/2023	6	6
Government National Mortgage Association (GNMA) - 7.49%			7.00%, 07/15/2023	10	10
3.00%, 11/15/2042	7,479	7,449	7.00%, 08/15/2023	13	13
3.00%, 11/15/2042	5,319	5,305	7.00%, 10/15/2023	3	3
3.00%, 12/15/2042	5,267	5,261	7.00%, 12/15/2023	12	12
3.00%, 02/15/2043	5,935	5,911	7.00%, 12/15/2023	8	8
3.00%, 09/20/2046	8,059	8,009	7.00%, 01/15/2026	9	9
3.00%, 11/20/2046	5,575	5,533	7.00%, 01/15/2027	12	12
3.50%, 08/20/2042	5,250	5,367	7.00%, 10/15/2027	1	1
3.50%, 05/15/2043	8,946	9,159	7.00%, 10/15/2027	8	8
3.50%, 06/20/2043	5,977	6,120	7.00%, 10/15/2027	1	1
3.50%, 08/15/2043	7,223	7,390	7.00%, 12/15/2027	1	2
3.50%, 04/20/2045	5,670	5,791	7.00%, 12/15/2027	4	4
3.50%, 09/20/2045	7,957	8,127	7.00%, 02/15/2028	1	1
3.50%, 02/20/2047	2,503	2,554	7.00%, 04/15/2028	2	2
4.00%, 08/15/2041	4,628	4,861	7.00%, 06/15/2028	103	111
			7.00%, 12/15/2028	63	67

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Government National Mortgage Association (GNMA) (continued)			Portfolio Summary (unaudited)
7.00%, 01/15/2029	$45	$48	Sector	Percent
7.00%, 03/15/2029	23	23
7.00%, 04/15/2029	11	11	Mortgage Securities	92.80%
7.00%, 04/15/2029	161	173	Government	4.96%
7.00%, 05/15/2031	7	8	Asset Backed Securities	1.54%
7.00%, 07/15/2031	1	2	Investment Companies	1.06%
7.00%, 09/15/2031	1	1	Other Assets and Liabilities	(0.36)%
7.50%, 12/15/2021	13	13	TOTAL NET ASSETS	100.00%
7.50%, 02/15/2022	4	4
7.50%, 03/15/2022	6	6
7.50%, 04/15/2022	17	17
7.50%, 04/15/2022	2	2
7.50%, 07/15/2022	3	3
7.50%, 08/15/2022	1	1
7.50%, 08/15/2022	11	11
7.50%, 08/15/2022	3	3
7.50%, 02/15/2023	6	6
7.50%, 05/15/2023	1	2
7.50%, 05/15/2023	6	6
7.50%, 06/15/2023	10	11
7.50%, 11/15/2023	6	6
7.50%, 03/15/2024	10	11
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	14	14
7.50%, 05/15/2027	5	5
7.50%, 06/15/2027	9	9
7.50%, 08/15/2029	34	37
7.50%, 10/15/2029	16	17
7.50%, 11/15/2029	45	46
8.00%, 02/15/2022	14	14
8.00%, 04/15/2022	6	6
8.00%, 12/15/2030	6	7
9.00%, 11/15/2021	22	23
9.50%, 09/20/2018	4	4
9.50%, 09/15/2020	4	4
9.50%, 08/15/2021	18	20
		$113,958
U.S. Treasury - 4.53%
2.00%, 02/15/2025	3,700	3,541
2.13%, 12/31/2022	4,920	4,828
3.13%, 05/15/2021	18,000	18,435
4.25%, 11/15/2040	8,710	10,685
4.50%, 02/15/2036	6,000	7,450
5.25%, 11/15/2028	9,600	11,857
6.25%, 08/15/2023	10,100	12,025
		$68,821
U.S. Treasury Strip - 0.43%
0.00%, 05/15/2020(e),(f)	6,800	6,482

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,060,291
Total Investments		$1,525,961
Other Assets and Liabilities - (0.36)%		$(5,501)
TOTAL NET ASSETS - 100.00%		$1,520,460

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Security is an Interest Only Strip.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $69,897 or 4.60% of net assets.
(e)	Non-income producing security
(f)	Security is a Principal Only Strip.

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$50,295	$34,131		$16,164
		$—		$50,295	$34,131		$16,164

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$22		$—			$—	$—
	$22		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government Money Market Fund January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 8.82%	Shares Held	Value (000's)		Principal
Money Market Funds - 8.82%			BONDS (continued)	Amount (000's)	Value (000's)
Deutsche Government Money Market Series	85,000,000	$85,000	Finance - Mortgage Loan/Banker (continued)
Goldman Sachs Financial Square Funds -	66,800,000	66,800	Freddie Mac Discount Notes (continued)
Government Fund			1.37%, 04/17/2018(a)	$30,000	$29,915
Morgan Stanley Institutional Liquidity Funds -	79,300,000	79,300			$2,775,846
Government Portfolio			TOTAL BONDS		$2,775,846
STIT-Government & Agency Portfolio	87,600,000	87,600	U.S. GOVERNMENT & GOVERNMENT	Principal
		$318,700	AGENCY OBLIGATIONS - 6.89%	Amount (000's)	Value (000's)
TOTAL INVESTMENT COMPANIES		$318,700	U.S. Treasury Bill - 6.89%
	Principal		1.32%, 03/08/2018(a)	$100,000	$99,872
BONDS - 76.77%	Amount (000's)	Value (000's)	1.38%, 04/05/2018(a)	30,000	29,927
Finance - Mortgage Loan/Banker - 76.77%			1.41%, 05/03/2018(a)	80,000	79,716
Fannie Mae Discount Notes			1.55%, 07/12/2018(a)	40,000	39,723
1.22%, 02/05/2018(a)	$50,000	$49,993			$249,238
1.24%, 02/01/2018(a)	40,000	40,000	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
1.24%, 02/06/2018(a)	50,000	49,991	OBLIGATIONS		$249,238
1.24%, 02/20/2018(a)	50,000	49,967		Maturity
1.27%, 03/05/2018(a)	50,000	49,944	REPURCHASE AGREEMENTS - 7.61%	Amount (000's)	Value (000's)
1.28%, 03/13/2018(a)	50,000	49,929	Banks - 7.61%
1.31%, 03/22/2018(a)	50,000	49,911	Bank of Montreal Repurchase Agreement;	$75,003	$75,000
1.33%, 03/21/2018(a)	50,000	49,911	1.31% dated 01/31/2018 maturing
1.42%, 05/07/2018(a)	40,000	39,850	02/01/2018 (collateralized by US
Federal Home Loan Bank Discount Notes			Government Securities; $76,500,015;
0.90%, 02/01/2018(a)	45,000	45,000	0.38%-3.88%; dated 05/15/18-11/15/46)
1.28%, 02/02/2018(a)	80,000	79,997	Merrill Lynch Repurchase Agreement; 1.35%	100,004	100,000
1.28%, 02/07/2018(a)	71,855	71,840	dated 01/31/2018 maturing 02/01/2018
1.28%, 02/26/2018(a)	90,000	89,920	(collateralized by US Government
1.28%, 03/01/2018(a)	100,000	99,899	Securities; $102,000,057; 0.00%-7.25%;
1.29%, 02/08/2018(a)	50,000	49,988	dated 02/01/18-09/15/65)
1.29%, 02/09/2018(a)	80,000	79,977	Mizuho Securities Repurchase Agreement;	100,004	100,000
1.29%, 02/14/2018(a)	80,000	79,962	1.36% dated 01/31/2018 maturing
1.30%, 02/05/2018(a)	35,000	34,995	02/01/2018 (collateralized by US
1.30%, 02/12/2018(a)	25,000	24,990	Government Securities; $102,000,058;
1.30%, 02/13/2018(a)	57,750	57,725	0.00%-2.00%; dated 02/01/18-09/30/20)
1.30%, 02/15/2018(a)	40,000	39,980			$275,000
1.30%, 02/16/2018(a)	85,000	84,954	TOTAL REPURCHASE AGREEMENTS		$275,000
1.30%, 02/21/2018(a)	60,000	59,957	Total Investments		$3,618,784
1.30%, 02/22/2018(a)	50,000	49,962	Other Assets and Liabilities - (0.09)%		$(3,092)
1.30%, 02/23/2018(a)	62,700	62,650
1.30%, 02/27/2018(a)	40,000	39,962	TOTAL NET ASSETS - 100.00%		$3,615,692
1.30%, 02/28/2018(a)	60,434	60,375
1.30%, 03/02/2018(a)	90,000	89,905	(a) Rate shown is the discount rate of the original purchase.
1.31%, 03/12/2018(a)	80,000	79,885
1.31%, 03/15/2018(a)	11,000	10,983
1.32%, 03/09/2018(a)	50,000	49,934
1.33%, 03/13/2018(a)	40,000	39,941	Portfolio Summary (unaudited)
1.33%, 03/16/2018(a)	40,000	39,936	Sector		Percent
1.33%, 03/20/2018(a)	30,000	29,948	Government		83.66%
1.33%, 03/23/2018(a)	50,000	49,908	Investment Companies		8.82%
1.33%, 03/28/2018(a)	65,000	64,867	Financial		7.61%
1.34%, 03/19/2018(a)	50,000	49,915	Other Assets and Liabilities		(0.09)%
1.34%, 03/29/2018(a)	30,000	29,937	TOTAL NET ASSETS		100.00%
1.35%, 03/07/2018(a)	30,000	29,962
1.35%, 04/02/2018(a)	74,500	74,330
1.36%, 04/03/2018(a)	25,000	24,942
1.37%, 03/27/2018(a)	30,000	29,939
1.37%, 04/23/2018(a)	34,200	34,095
1.39%, 04/06/2018(a)	60,000	59,850
1.40%, 04/11/2018(a)	45,000	44,878
1.41%, 04/04/2018(a)	25,000	24,939
1.41%, 04/13/2018(a)	58,300	58,138
1.41%, 04/18/2018(a)	40,800	40,677
1.41%, 05/11/2018(a)	30,000	29,884
1.43%, 04/24/2018(a)	25,000	24,919
1.43%, 05/04/2018(a)	20,000	19,927
1.44%, 04/20/2018(a)	25,000	24,922
1.44%, 04/25/2018(a)	30,705	30,603
1.44%, 04/27/2018(a)	40,000	39,864
1.46%, 05/02/2018(a)	19,775	19,703
1.49%, 06/20/2018(a)	27,785	27,625
Freddie Mac Discount Notes
1.32%, 03/22/2018(a)	30,000	29,946

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2018 (unaudited)

COMMON STOCKS - 1.15%	Shares Held	Value (000's)		Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Ogden Corp (a),(b),(c)	5,000,000	$—	Automobile Parts & Equipment (continued)
			ZF North America Capital Inc
Oil & Gas - 1.15%			4.75%, 04/29/2025(f)	$5	$5
Chaparral Energy Inc - A Shares (a),(d)	810,093	20,050			$42,591
Chaparral Energy Inc - A Shares (a),(c),(d)	6,193	153	Banks - 2.62%
Chaparral Energy Inc - B Shares (a),(c),(d)	170,356	4,216	Barclays PLC
Patterson-UTI Energy Inc	691,815	16,341	4.84%, 05/09/2028	9,515	9,755
		$40,760	CIT Group Inc
Telecommunications - 0.00%			5.00%, 08/15/2022	8,500	8,883
Goodman Networks Inc (a),(b),(c),(d)	250,990	—	5.80%, 12/31/2049(h),(i)	4,515	4,605
			3 Month LIBOR + 3.97%
TOTAL COMMON STOCKS		$40,760	ING Bank NV
INVESTMENT COMPANIES - 2.06%	Shares Held	Value (000's)	5.80%, 09/25/2023(f)	18,700	20,674
Money Market Funds - 2.06%			ING Groep NV
Principal Government Money Market Fund (e)	73,111,678	73,112	6.00%, 12/31/2049(h)	13,780	14,202
			USSW5 Index Spread + 4.45%
TOTAL INVESTMENT COMPANIES		$73,112	JPMorgan Chase & Co
			4.62%, 12/31/2049(h),(i)	17,995	17,491
PREFERRED STOCKS - 0.33%	Shares Held	Value (000's)
Agriculture - 0.32%			3 Month LIBOR + 2.58%
Pinnacle Operating Corp 0.00% (a),(b),(c),(d)	11,469,815	$11,470	5.00%, 12/31/2049(h),(i)	17,085	17,341
			3 Month LIBOR + 3.32%
Telecommunications - 0.01%					$92,951
Goodman Networks Inc 0.00% (a),(b),(c),(d)	298,619	298	Building Materials - 1.68%
			American Woodmark Corp
			4.88%, 03/15/2026(c),(f),(j)	2,275	2,275
TOTAL PREFERRED STOCKS		$11,768
			BMC East LLC
	Principal		5.50%, 10/01/2024(f)	9,540	9,874
BONDS - 89.39%	Amount (000's)	Value (000's)
Aerospace & Defense - 0.75%			Boise Cascade Co
			5.63%, 09/01/2024(f)	8,655	9,044
Air 2 US
8.63%, 10/01/2020(f)	$1,766	$1,833	Cemex SAB de CV
			5.70%, 01/11/2025(f)	7,625	8,033
Triumph Group Inc			6.13%, 05/05/2025(f)	4,000	4,265
7.75%, 08/15/2025	23,190	24,582
		$26,415	Jeld-Wen Inc
			4.63%, 12/15/2025(f)	4,030	4,030
Agriculture - 0.72%			4.88%, 12/15/2027(f)	2,465	2,468
Pinnacle Operating Corp
9.00%, 05/15/2023(f)	16,469	15,481	Norbord Inc
			5.38%, 12/01/2020(f)	10,175	10,658
Vector Group Ltd
6.13%, 02/01/2025(f)	9,715	10,079	Standard Industries Inc/NJ
			4.75%, 01/15/2028(f)	8,820	8,754
		$25,560			$59,401
Airlines - 0.17%
			Chemicals - 2.31%
American Airlines 2015-1 Class B Pass			Aruba Investments Inc
Through Trust			8.75%, 02/15/2023(f)	11,725	12,311
3.70%, 11/01/2024	2,139	2,120
United Airlines 2014-1 Class B Pass Through			Blue Cube Spinco Inc
Trust			9.75%, 10/15/2023	5,350	6,313
4.75%, 10/11/2023	2,695	2,769	CF Industries Inc
US Airways 2001-1G Pass Through Trust			5.15%, 03/15/2034	13,265	13,381
			Consolidated Energy Finance SA
7.08%, 09/20/2022	1,196	1,276	6.75%, 10/15/2019(f)	8,753	8,906
		$6,165	6.88%, 06/15/2025(f)	20,910	22,112
Automobile Manufacturers - 1.20%			NOVA Chemicals Corp
Jaguar Land Rover Automotive PLC			5.25%, 06/01/2027(f)	10,415	10,389
3.50%, 03/15/2020(f)	7,400	7,381
4.25%, 11/15/2019(f)	3,550	3,603	Olin Corp
4.50%, 10/01/2027(f)	7,565	7,452	5.00%, 02/01/2030	2,165	2,168
			Platform Specialty Products Corp
Mclaren Finance PLC			5.88%, 12/01/2025(f)	6,305	6,408
5.75%, 08/01/2022(f)	3,010	3,087
					$81,988
Navistar International Corp
6.63%, 11/01/2025 (f)	19,933	20,836	Coal - 0.26%
			Alliance Resource Operating Partners LP /
		$42,359	Alliance Resource Finance Corp
Automobile Parts & Equipment - 1.20%			7.50%, 05/01/2025(f)	8,415	9,109
Allison Transmission Inc
4.75%, 10/01/2027(f)	1,575	1,567
5.00%, 10/01/2024(f)	7,180	7,252	Commercial Services - 1.73%
			Ahern Rentals Inc
American Axle & Manufacturing Inc			7.38%, 05/15/2023(f)	13,455	12,984
6.25%, 04/01/2025(f)	19,180	20,043
			GW Honos Security Corp
Dana Financing Luxembourg Sarl			8.75%, 05/15/2025(f)	9,320	10,112
6.50%, 06/01/2026(f)	1,680	1,816
			IHS Markit Ltd
Dana Inc			4.75%, 02/15/2025(f)	3,825	3,978
5.50%, 12/15/2024	8,530	8,893	Team Health Holdings Inc
IHO Verwaltungs GmbH			6.38%, 02/01/2025(f)	12,645	11,791
4.75%, 09/15/2026(f),(g)	2,985	3,015
			TMS International Corp
			7.25%, 08/15/2025(f)	9,950	10,448

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Services (continued)			Engineering & Construction (continued)
United Rentals North America Inc			Tutor Perini Corp
4.63%, 10/15/2025	$6,135	$6,227	6.88%, 05/01/2025(f)	$9,090	$9,681
4.88%, 01/15/2028	2,815	2,812			$18,516
5.88%, 09/15/2026	2,720	2,914	Entertainment - 3.36%
		$61,266	Caesars Resort Collection LLC / CRC Finco
Computers - 1.12%			Inc
Dell International LLC / EMC Corp			5.25%, 10/15/2025(f)	18,190	18,056
5.88%, 06/15/2021(f)	1,200	1,245	CCM Merger Inc
7.13%, 06/15/2024(f)	29,550	32,302	6.00%, 03/15/2022(f)	11,290	11,572
West Corp			Eldorado Resorts Inc
8.50%, 10/15/2025(f)	6,240	6,146	6.00%, 04/01/2025	3,340	3,486
		$39,693	7.00%, 08/01/2023	10,345	11,030
Consumer Products - 0.26%			GLP Capital LP / GLP Financing II Inc
ACCO Brands Corp			4.38%, 04/15/2021	1,668	1,706
5.25%, 12/15/2024(f)	8,985	9,176	5.38%, 04/15/2026	9,775	10,459
			International Game Technology PLC
Distribution & Wholesale - 0.96%			6.50%, 02/15/2025(f)	10,030	11,158
American Builders & Contractors Supply Co			Lions Gate Entertainment Corp
Inc			5.88%, 11/01/2024(f)	8,635	9,186
5.75%, 12/15/2023(f)	5,550	5,855	Penn National Gaming Inc
Global Partners LP / GLP Finance Corp			5.63%, 01/15/2027(f)	5,800	6,014
7.00%, 06/15/2023	10,170	10,500	Scientific Games International Inc
H&E Equipment Services Inc			5.00%, 10/15/2025(f)	10,485	10,511
5.63%, 09/01/2025(f)	13,145	13,638	7.00%, 01/01/2022(f)	4,020	4,241
HD Supply Inc			10.00%, 12/01/2022	4,100	4,495
5.75%, 04/15/2024(f)	3,825	4,093	WMG Acquisition Corp
		$34,086	4.88%, 11/01/2024(f)	4,270	4,355
Diversified Financial Services - 3.99%			5.00%, 08/01/2023(f)	5,810	5,955
Ally Financial Inc			6.75%, 04/15/2022(f)	6,450	6,692
4.25%, 04/15/2021	1,095	1,117			$118,916
5.75%, 11/20/2025	51,365	54,842	Environmental Control - 0.06%
Credit Acceptance Corp			Waste Pro USA Inc
6.13%, 02/15/2021	12,090	12,211	5.50%, 02/15/2026(f),(j)	2,085	2,121
7.38%, 03/15/2023	8,140	8,506
Doric Nimrod Air Finance Alpha Ltd 2012-1			Food - 2.30%
Class B Pass Through Trust			BI-LO LLC / BI-LO Finance Corp
6.50%, 05/30/2021(f)	1,351	1,382	9.25%, 02/15/2019(f)	12,480	12,308
E*TRADE Financial Corp			Clearwater Seafoods Inc
5.30%, 12/31/2049(h),(i)	17,600	17,534	6.88%, 05/01/2025(f)	8,690	8,864
3 Month LIBOR + 3.16%			Ingles Markets Inc
Fly Leasing Ltd			5.75%, 06/15/2023	10,265	10,406
6.38%, 10/15/2021	8,545	8,908	JBS USA LUX SA / JBS USA Finance Inc
Navient Corp			5.75%, 06/15/2025(f)	5,340	5,288
6.13%, 03/25/2024	12,725	12,980	7.25%, 06/01/2021(f)	3,338	3,405
6.63%, 07/26/2021	4,245	4,510	Lamb Weston Holdings Inc
Springleaf Finance Corp			4.63%, 11/01/2024(f)	1,800	1,827
5.25%, 12/15/2019	10,215	10,522	4.88%, 11/01/2026(f)	6,795	6,931
Vantiv LLC / Vanity Issuer Corp			Post Holdings Inc
4.38%, 11/15/2025(f)	8,780	8,714	5.00%, 08/15/2026(f)	18,185	17,753
		$141,226	5.75%, 03/01/2027(f)	4,490	4,494
Electric - 1.64%			TreeHouse Foods Inc
Dynegy Inc			6.00%, 02/15/2024(f)	9,730	10,095
7.38%, 11/01/2022	10,270	10,849			$81,371
8.13%, 01/30/2026(f)	4,760	5,249	Forest Products & Paper - 0.26%
Elwood Energy LLC			Mercer International Inc
8.16%, 07/05/2026	6,052	6,748	5.50%, 01/15/2026(f)	2,875	2,911
Indiantown Cogeneration LP			Sappi Papier Holding GmbH
9.77%, 12/15/2020	1,449	1,535	7.50%, 06/15/2032(f)	5,985	6,277
Mirant Mid-Atlantic Series C Pass Through					$9,188
Trust			Gas - 0.49%
10.06%, 12/30/2028	11,422	11,450	NGL Energy Partners LP / NGL Energy
NRG Energy Inc			Finance Corp
5.75%, 01/15/2028(f)	5,930	5,931	6.88%, 10/15/2021	725	742
6.25%, 05/01/2024	6,760	7,067	7.50%, 11/01/2023	16,082	16,766
6.63%, 01/15/2027	1,960	2,074			$17,508
7.25%, 05/15/2026	6,470	7,047	Healthcare - Products - 1.34%
		$57,950	DJO Finco Inc / DJO Finance LLC / DJO
Engineering & Construction - 0.52%			Finance Corp
MasTec Inc			8.13%, 06/15/2021(f)	9,190	8,868
4.88%, 03/15/2023	8,705	8,835	Hill-Rom Holdings Inc
			5.75%, 09/01/2023(f)	6,440	6,706

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Products (continued)			Internet (continued)
Kinetic Concepts Inc / KCI USA Inc			Zayo Group LLC / Zayo Capital Inc
7.88%, 02/15/2021(f)	$9,455	$9,810	6.00%, 04/01/2023	$16,915	$17,634
Teleflex Inc					$31,808
4.88%, 06/01/2026	5,020	5,114	Iron & Steel - 2.81%
Universal Hospital Services Inc			AK Steel Corp
7.63%, 08/15/2020	16,905	16,989	6.38%, 10/15/2025	8,995	8,883
		$47,487	7.00%, 03/15/2027	3,840	3,926
Healthcare - Services - 4.67%			7.50%, 07/15/2023	5,570	6,002
Centene Corp			7.63%, 10/01/2021	2,465	2,557
4.75%, 05/15/2022	11,430	11,887	ArcelorMittal
5.63%, 02/15/2021	3,930	4,041	7.25%, 10/15/2039	20,270	26,148
6.13%, 02/15/2024	9,525	10,120	Cleveland-Cliffs Inc
HCA Inc			4.88%, 01/15/2024(f)	4,485	4,463
4.50%, 02/15/2027	17,840	17,773	Commercial Metals Co
4.75%, 05/01/2023	21,400	22,235	4.88%, 05/15/2023	8,468	8,616
5.00%, 03/15/2024	17,315	18,029	Signode Industrial Group Lux SA/Signode
5.25%, 04/15/2025	3,915	4,108	Industrial Group US Inc
5.25%, 06/15/2026	3,825	4,002	6.38%, 05/01/2022(f)	16,510	17,170
5.88%, 03/15/2022	2,165	2,323	United States Steel Corp
MPH Acquisition Holdings LLC			6.88%, 08/15/2025	12,050	12,653
7.13%, 06/01/2024(f)	16,317	17,520	Vale Overseas Ltd
Polaris Intermediate Corp			6.25%, 08/10/2026	7,850	9,104
8.50%, PIK 9.25%, 12/01/2022(f),(g),(k)	8,360	8,705			$99,522
Tenet Healthcare Corp			Leisure Products & Services - 0.72%
4.63%, 07/15/2024(f)	13,860	13,617	Constellation Merger Sub Inc
7.50%, 01/01/2022(f)	3,920	4,148	8.50%, 09/15/2025(f)	11,920	11,622
8.13%, 04/01/2022	8,730	9,008	Silversea Cruise Finance Ltd
WellCare Health Plans Inc			7.25%, 02/01/2025(f)	12,855	13,858
5.25%, 04/01/2025	17,140	17,898			$25,480
		$165,414	Lodging - 1.30%
Home Builders - 2.23%			Boyd Gaming Corp
Beazer Homes USA Inc			6.88%, 05/15/2023	5,360	5,668
8.75%, 03/15/2022	8,445	9,226	Jack Ohio Finance LLC / Jack Ohio Finance 1
Century Communities Inc			Corp
5.88%, 07/15/2025	18,005	18,252	6.75%, 11/15/2021(f)	13,705	14,424
Lennar Corp			MGM Resorts International
4.50%, 04/30/2024	8,837	8,937	6.00%, 03/15/2023	6,510	7,031
4.75%, 11/15/2022	7,561	7,838	6.63%, 12/15/2021	6,290	6,864
4.75%, 11/29/2027(f)	7,670	7,747	Wynn Las Vegas LLC / Wynn Las Vegas
4.88%, 12/15/2023	5,060	5,250	Capital Corp
Taylor Morrison Communities Inc / Taylor			5.25%, 05/15/2027(f)	12,065	11,907
Morrison Holdings II Inc					$45,894
5.63%, 03/01/2024(f)	8,520	8,957	Machinery - Construction & Mining - 0.30%
TRI Pointe Group Inc			BlueLine Rental Finance Corp / BlueLine
5.25%, 06/01/2027	3,728	3,765	Rental LLC
Williams Scotsman International Inc			9.25%, 03/15/2024(f)	9,860	10,723
7.88%, 12/15/2022(f)	8,665	8,925
		$78,897	Machinery - Diversified - 0.51%
Insurance - 3.09%			Cloud Crane LLC
American Equity Investment Life Holding			10.13%, 08/01/2024(f)	12,195	13,781
Co			RBS Global Inc / Rexnord LLC
5.00%, 06/15/2027	11,995	12,359	4.88%, 12/15/2025(f)	4,425	4,480
AssuredPartners Inc					$18,261
7.00%, 08/15/2025(f)	7,725	7,918	Media - 7.96%
Catlin Insurance Co Ltd			Altice Financing SA
4.71%, 07/29/2049(f),(h)	10,755	10,540	6.63%, 02/15/2023(f)	15,100	15,295
3 Month LIBOR + 2.98%			Altice Luxembourg SA
Liberty Mutual Group Inc			7.75%, 05/15/2022(f)	12,260	11,770
4.49%, 03/07/2067(f)	19,172	18,836	Altice US Finance I Corp
3 Month LIBOR + 2.91%			5.50%, 05/15/2026(f)	3,675	3,758
Voya Financial Inc			AMC Networks Inc
5.65%, 05/15/2053(i)	50,127	53,260	4.75%, 08/01/2025	11,380	11,366
3 Month LIBOR + 3.58%			5.00%, 04/01/2024	5,870	5,958
XLIT Ltd			CCO Holdings LLC / CCO Holdings Capital
4.18%, 12/31/2049(h)	6,780	6,365	Corp
3 Month LIBOR + 2.46%			5.13%, 05/01/2023(f)	39,650	40,418
		$109,278	5.13%, 05/01/2027(f)	6,355	6,212
Internet - 0.90%			5.50%, 05/01/2026(f)	2,840	2,897
Netflix Inc			5.75%, 02/15/2026(f)	1,680	1,739
4.38%, 11/15/2026	14,505	14,174	CSC Holdings LLC
			5.50%, 04/15/2027(f)	3,195	3,235
			6.63%, 10/15/2025(f)	4,225	4,521

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Oil & Gas - 7.82%
CSC Holdings LLC (continued)			Ascent Resources Utica Holdings LLC / ARU
10.13%, 01/15/2023(f)	$13,135	$14,818	Finance Corp
DISH DBS Corp			10.00%, 04/01/2022(f)	$12,700	$13,986
5.88%, 07/15/2022	2,230	2,219	Carrizo Oil & Gas Inc
5.88%, 11/15/2024	16,690	15,824	7.50%, 09/15/2020	6,319	6,445
6.75%, 06/01/2021	16,110	16,875	8.25%, 07/15/2025	2,610	2,878
7.75%, 07/01/2026	9,385	9,643	Chesapeake Energy Corp
7.88%, 09/01/2019	12,500	13,305	8.00%, 12/15/2022(f)	5,253	5,634
Meredith Corp			8.00%, 01/15/2025(f)	3,530	3,565
6.88%, 02/01/2026(f)	22,170	22,696	8.00%, 06/15/2027(f)	11,010	10,941
Radiate Holdco LLC / Radiate Finance Inc			Chesapeake Oil Op/Fin Escrow Shares
6.63%, 02/15/2025(f)	10,695	10,454	0.00%, 11/15/2019(a),(b),(c)	11,835	—
6.88%, 02/15/2023(f)	6,575	6,608	Continental Resources Inc/OK
SFR Group SA			4.50%, 04/15/2023	8,790	8,900
6.00%, 05/15/2022(f)	13,740	13,409	CrownRock LP / CrownRock Finance Inc
Unitymedia GmbH			5.63%, 10/15/2025(f)	9,680	9,777
6.13%, 01/15/2025(f)	8,940	9,407	Endeavor Energy Resources LP / EER Finance
Virgin Media Finance PLC			Inc
5.75%, 01/15/2025(f)	5,000	5,044	5.50%, 01/30/2026(f)	4,265	4,318
6.00%, 10/15/2024(f)	2,940	3,006	EP Energy LLC / Everest Acquisition Finance
Virgin Media Secured Finance PLC			Inc
5.25%, 01/15/2026(f)	3,965	4,034	8.00%, 11/29/2024(f)	7,065	7,436
Ziggo Bond Finance BV			9.38%, 05/01/2024(f)	6,175	5,233
6.00%, 01/15/2027(f)	13,705	13,499	Extraction Oil & Gas Inc
Ziggo Secured Finance BV			7.38%, 05/15/2024(f)	8,405	9,098
5.50%, 01/15/2027(f)	14,095	13,989	Gulfport Energy Corp
		$281,999	6.38%, 05/15/2025	8,585	8,757
Metal Fabrication & Hardware - 0.12%			Halcon Resources Corp
			6.75%, 02/15/2025(f)	7,385	7,773
Park-Ohio Industries Inc
6.63%, 04/15/2027	3,875	4,137	Hess Infrastructure Partners LP / Hess
			Infrastructure Partners Finance Corp
			5.63%, 02/15/2026(f)	10,520	10,678
Mining - 3.41%
Aleris International Inc			MEG Energy Corp
			6.50%, 01/15/2025(f)	17,445	17,052
7.88%, 11/01/2020	6,270	6,264
9.50%, 04/01/2021(f)	3,280	3,472	Nabors Industries Inc
			5.75%, 02/01/2025(f)	8,415	8,268
Constellium NV
5.88%, 02/15/2026(f)	5,380	5,488	Oasis Petroleum Inc
6.63%, 03/01/2025(f)	8,550	9,020	6.50%, 11/01/2021	3,655	3,733
First Quantum Minerals Ltd			6.88%, 03/15/2022	5,645	5,814
7.25%, 05/15/2022(f)	6,934	7,194	6.88%, 01/15/2023	11,825	12,180
7.50%, 04/01/2025(f)	3,850	4,124	QEP Resources Inc
FMG Resources August 2006 Pty Ltd			5.25%, 05/01/2023	13,091	13,353
5.13%, 05/15/2024(f)	3,885	3,934	5.63%, 03/01/2026	4,670	4,763
9.75%, 03/01/2022(f)	11,185	12,335	Seven Generations Energy Ltd
			5.38%, 09/30/2025(f)	5,765	5,823
Freeport-McMoRan Inc
4.55%, 11/14/2024	10,150	10,315	Southwestern Energy Co
6.88%, 02/15/2023	1,845	2,025	7.75%, 10/01/2027	12,445	13,005
IAMGOLD Corp			Sunoco LP / Sunoco Finance Corp
7.00%, 04/15/2025(f)	16,560	17,264	4.88%, 01/15/2023(f)	10,615	10,812
			5.50%, 02/15/2026(f)	8,170	8,341
Midwest Vanadium Pty Ltd
0.00%, 02/15/2018(a),(f)	10,465	8	Ultra Resources Inc
			6.88%, 04/15/2022(f)	7,440	7,514
Northwest Acquisitions ULC / Dominion
Finco Inc			Unit Corp
7.13%, 11/01/2022(f)	2,790	2,874	6.63%, 05/15/2021	8,600	8,675
Taseko Mines Ltd			Whiting Petroleum Corp
8.75%, 06/15/2022(f)	11,715	12,213	5.75%, 03/15/2021	8,245	8,534
			6.25%, 04/01/2023	7,170	7,385
Teck Resources Ltd			6.63%, 01/15/2026(f)	2,520	2,580
3.75%, 02/01/2023	6,645	6,662
6.25%, 07/15/2041	13,000	15,064	WildHorse Resource Development Corp
8.50%, 06/01/2024(f)	2,085	2,353	6.88%, 02/01/2025	8,995	9,310
		$120,609	WPX Energy Inc
Miscellaneous Manufacturers - 1.13%			5.25%, 09/15/2024	5,950	6,024
Bombardier Inc			7.50%, 08/01/2020	7,554	8,158
6.13%, 01/15/2023(f)	3,570	3,606			$276,743
7.50%, 12/01/2024(f)	7,175	7,543	Oil & Gas Services - 0.94%
7.50%, 03/15/2025(f)	23,035	23,927	Archrock Partners LP / Archrock Partners
8.75%, 12/01/2021(f)	4,550	5,056	Finance Corp
		$40,132	6.00%, 10/01/2022	7,955	8,074
			PHI Inc
			5.25%, 03/15/2019	10,570	10,491
			Weatherford International Ltd
			4.50%, 04/15/2022	3,855	3,643
			8.25%, 06/15/2023	5,345	5,652

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas Services (continued)			REITs (continued)
Weatherford International Ltd (continued)			Equinix Inc	(continued)
9.88%, 02/15/2024	$4,975	$5,423	5.88%, 01/15/2026			$15,400	$16,363
		$33,283	Iron Mountain Inc
Packaging & Containers - 3.60%			4.38%, 06/01/2021(f)			6,430	6,510
ARD Finance SA			5.25%, 03/15/2028(f)			3,115	3,029
7.13%, PIK 7.88%, 09/15/2023(g),(k)	8,785	9,136	Iron Mountain US Holdings Inc
ARD Securities Finance SARL			5.38%, 06/01/2026(f)			9,655	9,655
8.75%, PIK 8.75%, 01/31/2023(f),(g),(k)	1,740	1,801	iStar Inc
Ardagh Packaging Finance PLC / Ardagh			5.25%, 09/15/2022			10,095	10,070
Holdings USA Inc			6.50%, 07/01/2021			6,745	6,964
6.00%, 02/15/2025(f)	16,190	16,716	MGM Growth Properties Operating
BWAY Holding Co			Partnership LP / MGP Finance Co-Issuer Inc
7.25%, 04/15/2025(f)	15,045	15,703	5.63%, 05/01/2024			9,715	10,377
Coveris Holdings SA			MPT Operating Partnership LP / MPT Finance
7.88%, 11/01/2019(f)	15,360	15,322	Corp
Crown Americas LLC / Crown Americas			5.00%, 10/15/2027			2,000	1,981
Capital Corp V			6.38%, 03/01/2024			3,210	3,417
4.25%, 09/30/2026	2,000	1,945					$76,771
Crown Americas LLC / Crown Americas			Retail - 3.32%
Capital Corp VI			1011778 BC ULC / New Red Finance Inc
4.75%, 02/01/2026(f)	8,490	8,532	5.00%, 10/15/2025(f)			19,755	19,780
Crown Cork & Seal Co Inc			Claire's Stores Inc
7.38%, 12/15/2026	16,099	18,554	9.00%, 03/15/2019(f)			10,989	7,775
Flex Acquisition Co Inc			Dollar Tree Inc
6.88%, 01/15/2025(f)	10,770	11,053	5.75%, 03/01/2023			11,904	12,440
OI European Group BV			Golden Nugget Inc
4.00%, 03/15/2023(f)	4,210	4,176	6.75%, 10/15/2024(f)			15,595	16,121
Reynolds Group Issuer Inc / Reynolds Group			Hema Bondco II BV
Issuer LLC / Reynolds Group Issuer			8.50%, 01/15/2023(f)		EUR	2,750	3,542
(Luxembourg) S.A.			IRB Holding Corp
5.13%, 07/15/2023(f)	15,260	15,671	6.75%, 02/15/2026(f),(j)			$6,120	6,196
5.22%, 07/15/2021(f)	6,620	6,736	JC Penney Corp Inc
3 Month LIBOR + 3.50%			5.65%, 06/01/2020			4,895	4,822
7.00%, 07/15/2024(f)	1,950	2,074	5.88%, 07/01/2023(f)			3,550	3,412
		$127,419	KFC Holding Co/Pizza Hut Holdings
Pharmaceuticals - 0.95%			LLC/Taco Bell of America LLC
Valeant Pharmaceuticals International			4.75%, 06/01/2027(f)			3,905	3,876
6.75%, 08/15/2021(f)	4,995	4,945	5.00%, 06/01/2024(f)			9,495	9,614
Valeant Pharmaceuticals International Inc			5.25%, 06/01/2026(f)			7,420	7,568
5.38%, 03/15/2020(f)	16,720	16,618	L Brands Inc
5.50%, 11/01/2025(f)	5,740	5,783	6.88%, 11/01/2035			14,275	14,596
5.63%, 12/01/2021(f)	6,525	6,289	PetSmart Inc
		$33,635	5.88%, 06/01/2025(f)			10,240	7,885
Pipelines - 1.48%							$117,627
Antero Midstream Partners LP / Antero			Savings & Loans - 0.00%
Midstream Finance Corp			Washington Mutual Bank / Henderson NV
5.38%, 09/15/2024	4,025	4,146	0.00%, 06/15/2011(a),(b),(c)			3,500	—
Cheniere Corpus Christi Holdings LLC			0.00%, 01/15/2013(a),(b),(c)			3,000	—
5.13%, 06/30/2027	18,550	19,153	0.00%, 01/15/2015(a),(b),(c)			2,000	—
Energy Transfer Equity LP			3 Month LIBOR + 0.65%
5.88%, 01/15/2024	7,960	8,617					$—
NuStar Logistics LP			Semiconductors - 0.35%
5.63%, 04/28/2027	11,235	11,751	Sensata Technologies UK Financing Co PLC
Summit Midstream Holdings LLC / Summit			6.25%, 02/15/2026(f)			11,500	12,363
Midstream Finance Corp
5.75%, 04/15/2025	8,665	8,730	Software - 1.45%
		$52,397	First Data Corp
Private Equity - 0.59%			5.00%, 01/15/2024(f)			20,050	20,576
Icahn Enterprises LP / Icahn Enterprises			j2 Cloud Services LLC / j2 Global Co-Obligor
Finance Corp			Inc
5.88%, 02/01/2022	7,100	7,233	6.00%, 07/15/2025(f)			2,445	2,586
6.00%, 08/01/2020	7,060	7,226	MSCI Inc
6.38%, 12/15/2025(f)	6,240	6,349	5.25%, 11/15/2024(f)			6,675	6,949
		$20,808	5.75%, 08/15/2025(f)			3,315	3,514
Real Estate - 0.36%			Quintiles IMS Inc
Crescent Communities LLC/Crescent			5.00%, 10/15/2026(f)			17,345	17,670
Ventures Inc							$51,295
8.88%, 10/15/2021(f)	11,942	12,659

REITs - 2.17%
Equinix Inc
5.38%, 05/15/2027	8,005	8,405

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2018 (unaudited)

	Principal				SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	(continued)	Amount (000's)	Value (000's)
Telecommunications - 5.52%					Chemicals - 0.24%
Frontier Communications Corp					Emerald Performance Materials LLC
7.13%, 01/15/2023		$3,510	$2,378		9.32%, 08/01/2022(l)	$8,475	$8,462
11.00%, 09/15/2025		12,760	9,969		US LIBOR + 6.75%
Goodman Networks Inc
8.00%, 05/11/2022		4,557	3,122		Commercial Services - 0.37%
GTT Communications Inc					Garda World Security Corp
7.88%, 12/31/2024(f)		12,850	13,749		4.97%, 05/24/2024(l)	4,063	4,097
Intelsat Jackson Holdings SA					US LIBOR + 4.00%
5.50%, 08/01/2023		15,980	12,544		Prime Security Services Borrower LLC
8.00%, 02/15/2024(f)		10,505	11,030		4.32%, 05/02/2022(l)	9,109	9,186
Level 3 Financing Inc					US LIBOR + 2.75%
5.13%, 05/01/2023		4,440	4,451				$13,283
5.38%, 01/15/2024		11,395	11,338		Consumer Products - 0.24%
Level 3 Parent LLC					Prestige Brands Inc
5.75%, 12/01/2022		5,470	5,525		4.32%, 01/26/2024(l)	8,541	8,617
Sprint Communications Inc					US LIBOR + 2.75%
6.00%, 11/15/2022		13,755	13,703
7.00%, 08/15/2020		12,300	12,982		Entertainment - 0.29%
Sprint Corp					CCM Merger Inc
7.13%, 06/15/2024		8,840	8,965		4.32%, 08/06/2021(l)	4,637	4,675
7.88%, 09/15/2023		14,995	15,882		US LIBOR + 2.75%
Telecom Italia Capital SA					Lions Gate Entertainment Corp
6.38%, 11/15/2033		3,120	3,588		3.82%, 12/08/2023(l)	5,524	5,580
Telecom Italia SpA/Milano					US LIBOR + 2.25%
5.30%, 05/30/2024(f)		13,065	13,800				$10,255
T-Mobile USA Inc					Food - 0.14%
4.00%, 04/15/2022		6,740	6,871		Post Holdings Inc
4.50%, 02/01/2026		3,515	3,533		3.82%, 05/24/2024(l)	4,776	4,804
5.13%, 04/15/2025		13,770	14,217		US LIBOR + 2.25%
6.00%, 04/15/2024		4,245	4,513
6.50%, 01/15/2024		4,025	4,277		Forest Products & Paper - 0.25%
6.50%, 01/15/2026		11,120	12,051		Caraustar Industries Inc
Wind Tre SpA					7.19%, 03/14/2022(l)	8,770	8,799
5.00%, 01/20/2026(f)		7,795	7,075		US LIBOR + 5.50%
			$195,563
Transportation - 2.27%					Healthcare - Products - 0.14%
Eletson Holdings Inc					Kinetic Concepts Inc
9.63%, 01/15/2022(f)		17,244	9,053		4.94%, 02/02/2024(l)	4,841	4,844
Navios Maritime Acquisition Corp / Navios					US LIBOR + 3.25%
Acquisition Finance US Inc
8.13%, 11/15/2021(f)		37,660	32,105		Healthcare - Services - 0.22%
Navios Maritime Holdings Inc / Navios					MPH Acquisition Holdings LLC
Maritime Finance II US Inc					4.69%, 06/07/2023(l)	7,998	8,052
7.38%, 01/15/2022(f)		16,245	13,362		US LIBOR + 3.00%
11.25%, 08/15/2022(f)		12,760	12,920
Navios South American Logistics Inc / Navios					Insurance - 0.51%
Logistics Finance US Inc					Asurion LLC
7.25%, 05/01/2022(f)		13,220	12,856		4.57%, 11/03/2023(l)	5,373	5,413
			$80,296		US LIBOR + 3.00%
Trucking & Leasing - 0.48%					7.57%, 08/04/2025(l)	12,380	12,767
DAE Funding LLC					US LIBOR + 6.00%
4.50%, 08/01/2022(f)		5,235	5,209				$18,180
5.00%, 08/01/2024(f)		11,790	11,701		Leisure Products & Services - 0.29%
			$16,910		Intrawest Resorts Holdings Inc
TOTAL BONDS			$3,164,966		4.82%, 07/31/2024(l)	10,185	10,261
	Principal				US LIBOR + 3.25%
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000	's)
Food Service - 0.00%					Lodging - 0.05%
Fresh Express Delivery Holding Group Co					Golden Nugget Inc/NV
Ltd					4.88%, 10/04/2023(l)	1,771	1,791
0.00%, 11/09/2009(a),(b),(c)	HKD	46,500	—		US LIBOR + 3.25%
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—
			$—		Media - 0.40%
TOTAL CONVERTIBLE BONDS			$—		CSC Holdings LLC
					0.00%, 01/12/2026(l),(m)	3,235	3,257
SENIOR FLOATING RATE INTERESTS -	Principal
6.34%	Amount (000's)		Value(000	's)	US LIBOR + 0.00%
Automobile Manufacturers - 0.17%					Univision Communications Inc
					4.32%, 03/15/2024(l)	10,885	10,889
Navistar Inc
5.06%, 11/06/2024(l)		$5,500	$5,543		US LIBOR + 2.75%
US LIBOR + 3.50%							$14,146

See accompanying notes.

     Schedule of Investments High Yield Fund January 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		(e) Affiliated Security. Security is either an affiliate (and registered under the
(continued)	Amount (000's)	Value (000's)	Investment Company Act of 1940) or an affiliate as defined by the
			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Oil & Gas - 0.75%			outstanding voting shares of the security). Please see affiliated sub-
California Resources Corp			schedule for transactional information.
6.31%, 11/14/2022(l)	$7,570	$7,703	(f) Security exempt from registration under Rule 144A of the Securities Act of
US LIBOR + 4.75%			1933. These securities may be resold in transactions exempt from
11.94%, 12/31/2021(l)	10,680	12,095	registration, normally to qualified institutional buyers. At the end of the
US LIBOR + 10.37%			period, the value of these securities totaled $1,748,181 or 49.37% of net
Chesapeake Energy Corp			assets.
8.95%, 08/23/2021(l)	6,215	6,646	(g) Certain variable rate securities are not based on a published reference
US LIBOR + 7.50%			rate and spread but are determined by the issuer or agent and are based
		$26,444	on current market conditions. These securities do not indicate a reference
REITs - 0.48%			rate and spread in their description.
GEO Group Inc/The			(h) Perpetual security. Perpetual securities pay an indefinite stream of
3.95%, 03/22/2024(l)	8,749	8,784	interest, but they may be called by the issuer at an earlier date.
US LIBOR + 2.25%			(i) Rate shown is the rate in effect as of period end. The rate may be based on
iStar Inc			a fixed rate and may convert to a variable rate or floating rate in the
4.56%, 10/01/2021(l)	8,203	8,295	future.
US LIBOR + 3.75%			(j) Security purchased on a when-issued basis.
		$17,079	(k) Payment in kind; the issuer has the option of paying additional securities
Retail - 0.41%			in lieu of cash.
Academy Ltd			(l) Rate information disclosed is based on an average weighted rate as of
5.55%, 07/01/2022(l)	15,471	12,415	January 31, 2018.
US LIBOR + 4.00%			(m) This Senior Floating Rate Note will settle after January 31, 2018, at which
IRB Holding Corp			time the interest rate will be determined.
0.00%, 01/17/2025(l),(m)	2,090	2,118
US LIBOR + 0.00%
		$14,533	Portfolio Summary (unaudited)
Semiconductors - 0.11%			Sector	Percent
Micron Technology Inc			Communications	16.07%
3.58%, 04/26/2022(l)	3,771	3,800	Consumer, Cyclical	15.66%
US LIBOR + 2.00%			Financial	13.81%
			Consumer, Non-cyclical	13.40%
Telecommunications - 1.28%			Energy	12.40%
Avaya Inc			Industrial	11.42%
6.31%, 11/08/2024(l)	9,960	10,006	Basic Materials	9.28%
US LIBOR + 4.75%			Technology	3.03%
CenturyLink Inc			Utilities	2.13%
4.32%, 01/31/2025(l)	3,725	3,667	Investment Companies	2.06%
US LIBOR + 2.75%			Other Assets and Liabilities	0.73%
GTT Communications Inc			TOTAL NET ASSETS	100.00%
4.88%, 01/09/2024(l)	3,524	3,547
US LIBOR + 3.25%
Level 3 Parent LLC
3.65%, 02/22/2024(l)	3,140	3,153
US LIBOR + 2.25%
Maxar Technologies Ltd
4.31%, 10/04/2024(l)	20,160	20,324
US LIBOR + 2.75%
West Corp
5.57%, 10/10/2024(l)	4,608	4,657
US LIBOR + 4.00%
		$45,354
TOTAL SENIOR FLOATING RATE INTERESTS		$224,247
Total Investments		$3,514,853
Other Assets and Liabilities - 0.73%		$25,952
TOTAL NET ASSETS - 100.00%		$3,540,805

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $18,412 or 0.52% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.

See accompanying notes.

Schedule of Investments
High Yield Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
Value	Cost	Proceeds	Value
Principal Government Money Market Fund	$—	$220,822	$147,710	$73,112
$—	$220,822	$147,710	$73,112

Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund	$ 107	$—	$	—	$—
$ 107	$—	$	—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Chaparral Energy Inc - A Shares	04/06/2017	$74	$153	0.00%
Chaparral Energy Inc - A Shares	04/06/2017	22,119	20,050	0.57%
Chaparral Energy Inc - B Shares	04/06/2017	4,983	4,216	0.12%
Goodman Networks Inc	06/01/2017	—	298	0.01%
Goodman Networks Inc	06/01/2017	—	—	0.00%
Pinnacle Operating Corp	03/09/2017	5,569	11,470	0.32%
Total	$36,187	1.02%

Amounts in thousands.

Foreign Currency Contracts

Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Goldman Sachs & Co	03/08/2018	EUR	3,000,000	$3,571	$3,732	$—	$(161)
Total	$—	$(161)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Sabine Oil & Gas Holdings Inc (a)	239	$11	Airlines - 0.21%
Sabine Oil & Gas Holdings Inc - Warrants (a)	759	5	Air Canada
Sabine Oil & Gas Holdings Inc - Warrants (a)	135	—	7.75%, 04/15/2021(f)	$250	$281
		$16	American Airlines Group Inc
Retail - 0.00%			4.63%, 03/01/2020(f)	150	152
Neebo, Inc - Warrants (a),(b)	3,508	—	5.50%, 10/01/2019(f)	350	358
Neebo, Inc - Warrants (a),(b)	7,519	—	UAL 2007-1 Pass Through Trust
		$—	6.64%, 01/02/2024	242	262
Telecommunications - 0.00%			United Continental Holdings Inc
Goodman Networks Inc (a),(b),(c),(d)	15,207	—	5.00%, 02/01/2024	1,233	1,245
			Virgin Australia Holdings Ltd
			7.88%, 10/15/2021(f)	200	205
Transportation - 0.00%
Gener8 Maritime Inc (a)	24	—			$2,503
			Apparel - 0.10%
TOTAL COMMON STOCKS		$16	Hanesbrands Inc
			4.63%, 05/15/2024(f)	100	101
INVESTMENT COMPANIES - 2.08%	Shares Held	Value (000's)	4.88%, 05/15/2026(f)	285	288
Money Market Funds - 2.08%
Principal Government Money Market Fund (e)	24,611,091	24,611	Levi Strauss & Co
			5.00%, 05/01/2025	550	569
TOTAL INVESTMENT COMPANIES		$24,611	Under Armour Inc
			3.25%, 06/15/2026	100	88
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)	Wolverine World Wide Inc
Telecommunications - 0.00%			5.00%, 09/01/2026(f)	80	81
Goodman Networks Inc 0.00% (a),(b),(c),(d)	18,092	$18
					$1,127

TOTAL PREFERRED STOCKS		$18	Automobile Manufacturers - 0.37%
			Aston Martin Capital Holdings Ltd
	Principal		6.50%, 04/15/2022(f)	225	238
BONDS - 87.50%	Amount (000's)	Value (000's)	BCD Acquisition Inc
Advertising - 0.45%			9.63%, 09/15/2023(f)	848	926
Acosta Inc			Fiat Chrysler Automobiles NV
7.75%, 10/01/2022(f)	$2,285	$1,577
			4.50%, 04/15/2020	150	154
Lamar Media Corp			5.25%, 04/15/2023	817	864
5.00%, 05/01/2023	435	444	General Motors Co
5.38%, 01/15/2024	56	58	0.00%, 12/01/2020(a),(b),(c),(d)	25	—
5.75%, 02/01/2026	634	669	0.00%, 12/01/2020(a),(b),(c),(d)	50	—
MDC Partners Inc			0.00%, 07/15/2023(a),(b),(c),(d)	1,000	—
6.50%, 05/01/2024(f)	1,555	1,567	0.00%, 09/01/2025(a),(b),(c),(d)	700	—
Outfront Media Capital LLC / Outfront Media			0.00%, 05/01/2028(a),(b),(c),(d)	150	—
Capital Corp			0.00%, 03/06/2032(a),(b),(c),(d)	75	—
5.25%, 02/15/2022	100	102	0.00%, 07/15/2033(a),(b),(c),(d)	100	—
5.63%, 02/15/2024	125	128	0.00%, 07/15/2033(a),(b),(c),(d)	5,050	—
5.88%, 03/15/2025	695	723	0.00%, 03/15/2036(a),(b),(c),(d)	725	—
		$5,268	Jaguar Land Rover Automotive PLC
Aerospace & Defense - 1.25%			4.25%, 11/15/2019(f)	250	254
Arconic Inc			4.50%, 10/01/2027(f)	500	493
5.13%, 10/01/2024	1,385	1,465	Tesla Inc
5.40%, 04/15/2021	285	301	5.30%, 08/15/2025(f)	1,355	1,290
5.87%, 02/23/2022	208	225	Wabash National Corp
5.90%, 02/01/2027	129	144	5.50%, 10/01/2025(f)	192	193
5.95%, 02/01/2037	232	254			$4,412
6.15%, 08/15/2020	50	54	Automobile Parts & Equipment - 0.68%
6.75%, 01/15/2028	816	963	Adient Global Holdings Ltd
KLX Inc			4.88%, 08/15/2026(f)	100	99
5.88%, 12/01/2022(f)	100	104
			Allison Transmission Inc
Orbital ATK Inc			5.00%, 10/01/2024(f)	100	101
5.25%, 10/01/2021	241	247	American Axle & Manufacturing Inc
5.50%, 10/01/2023	170	179	6.25%, 03/15/2021	50	51
TransDigm Inc			6.25%, 04/01/2025(f)	1,098	1,147
5.50%, 10/15/2020	100	101	6.50%, 04/01/2027(f)	1,102	1,154
6.00%, 07/15/2022	878	901	6.63%, 10/15/2022	163	169
6.38%, 06/15/2026	6,663	6,838	Cooper-Standard Automotive Inc
6.50%, 07/15/2024	1,991	2,048	5.63%, 11/15/2026(f)	436	447
6.50%, 05/15/2025	404	415	Dana Financing Luxembourg Sarl
Triumph Group Inc			5.75%, 04/15/2025(f)	445	467
4.88%, 04/01/2021	500	491	Delphi Technologies PLC
7.75%, 08/15/2025	100	106	5.00%, 10/01/2025(f)	100	100
		$14,836	Goodyear Tire & Rubber Co/The
Agriculture - 0.02%			4.88%, 03/15/2027	655	654
Alliance One International Inc			5.00%, 05/31/2026	500	506
9.88%, 07/15/2021	100	95	5.13%, 11/15/2023	580	595
Vector Group Ltd			IHO Verwaltungs GmbH
6.13%, 02/01/2025(f)	100	104	4.50%, 09/15/2023(f),(g)	860	875
		$199

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Automobile Parts & Equipment (continued)			Building Materials (continued)
Tenneco Inc			USG Corp	(continued)
5.00%, 07/15/2026	$100	$101	5.50%, 03/01/2025(f)		$435	$458
5.38%, 12/15/2024	265	277				$4,931
ZF North America Capital Inc			Chemicals - 2.62%
4.00%, 04/29/2020(f)	579	589	Ashland LLC
4.50%, 04/29/2022(f)	164	169	4.75%, 08/15/2022		100	104
4.75%, 04/29/2025(f)	552	569	Axalta Coating Systems LLC
		$8,070	4.88%, 08/15/2024(f)		380	392
Banks - 0.79%			Blue Cube Spinco Inc
CIT Group Inc			9.75%, 10/15/2023		100	118
3.88%, 02/19/2019	1,000	1,009	10.00%, 10/15/2025		1,313	1,572
5.00%, 08/15/2022	250	261	CF Industries Inc
5.38%, 05/15/2020	523	548	5.15%, 03/15/2034		687	693
5.50%, 02/15/2019(f)	166	170	5.38%, 03/15/2044		625	611
Deutsche Bank AG			7.13%, 05/01/2020		47	51
4.30%, 05/24/2028	900	883	Chemours Co/The
USSW5 Index Spread + 2.25%			5.38%, 05/15/2027		192	199
4.50%, 04/01/2025	900	906	6.63%, 05/15/2023		100	105
Dresdner Funding Trust I			7.00%, 05/15/2025		350	382
8.15%, 06/30/2031(f)	400	537	Consolidated Energy Finance SA
Intesa Sanpaolo SpA			6.75%, 10/15/2019(f)		250	254
5.71%, 01/15/2026(f)	700	736	6.88%, 06/15/2025(f)		100	106
Royal Bank of Scotland Group PLC			Cornerstone Chemical Co
6.00%, 12/19/2023	1,474	1,607	6.75%, 08/15/2024(f)		4,934	4,947
6.10%, 06/10/2023	100	109	CVR Partners LP / CVR Nitrogen Finance
6.13%, 12/15/2022	1,706	1,852	Corp
Standard Chartered PLC			9.25%, 06/15/2023(f)		1,729	1,846
7.01%, 07/29/2049(f),(h),(i)	500	614	GCP Applied Technologies Inc
3 Month LIBOR + 1.46%			9.50%, 02/01/2023(f)		320	353
UniCredit SpA			HB Fuller Co
5.86%, 06/19/2032(f)	100	107	4.00%, 02/15/2027		350	337
USD ICE SWAP Rate NY 5 + 3.70%			Hexion Inc
		$9,339	6.63%, 04/15/2020		9,751	8,886
Beverages - 0.06%			10.38%, 02/01/2022(f)		250	242
Ajecorp BV			Huntsman International LLC
6.50%, 05/14/2022(f)	200	184	4.88%, 11/15/2020		300	312
Cott Holdings Inc			INEOS Group Holdings SA
5.50%, 04/01/2025(f)	480	489	5.63%, 08/01/2024(f)		100	103
		$673	Momentive Performance Materials Inc
Biotechnology - 0.05%			3.88%, 10/24/2021		345	360
Concordia International Corp			NOVA Chemicals Corp
9.00%, 04/01/2022(f)	187	166	4.88%, 06/01/2024(f)		1,335	1,343
Sotera Health Topco Inc			5.00%, 05/01/2025(f)		945	954
8.13%, PIK 8.88%, 11/01/2021(f),(g),(j)	400	404	5.25%, 08/01/2023(f)		695	714
		$570	5.25%, 06/01/2027(f)		915	913
Building Materials - 0.42%			Olin Corp
Airxcel Inc			5.13%, 09/15/2027		507	527
8.50%, 02/15/2022(f)	213	227	Perstorp Holding AB
Builders FirstSource Inc			11.00%, 09/30/2021(f)		200	219
5.63%, 09/01/2024(f)	100	105	PolyOne Corp
Griffon Corp			5.25%, 03/15/2023		1,024	1,070
5.25%, 03/01/2022	150	153	PQ Corp
Jeld-Wen Inc			6.75%, 11/15/2022(f)		100	107
4.63%, 12/15/2025(f)	160	160	Rain CII Carbon LLC / CII Carbon Corp
4.88%, 12/15/2027(f)	160	160	7.25%, 04/01/2025(f)		100	108
NCI Building Systems Inc			Rayonier AM Products Inc
8.25%, 01/15/2023(f)	350	372	5.50%, 06/01/2024(f)		100	100
RSI Home Products Inc			SPCM SA
6.50%, 03/15/2023(f)	100	105	4.88%, 09/15/2025(f)		100	100
Standard Industries Inc/NJ			TPC Group Inc
5.00%, 02/15/2027(f)	100	101	8.75%, 12/15/2020(f)		550	557
5.38%, 11/15/2024(f)	100	103	Trinseo Materials Operating SCA / Trinseo
5.50%, 02/15/2023(f)	100	104	Materials Finance Inc
6.00%, 10/15/2025(f)	565	600	5.38%, 09/01/2025(f)		343	352
Summit Materials LLC / Summit Materials			Tronox Finance LLC
Finance Corp			7.50%, 03/15/2022(f)		200	208
5.13%, 06/01/2025(f)	198	202	Tronox Finance PLC
6.13%, 07/15/2023	1,220	1,260	5.75%, 10/01/2025(f)		350	358
US Concrete Inc			Valvoline Inc
6.38%, 06/01/2024	669	719	4.38%, 08/15/2025		323	322
USG Corp
4.88%, 06/01/2027(f)	100	102

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)			Commercial Services (continued)
Versum Materials Inc			Laureate Education Inc
5.50%, 09/30/2024(f)	$360	$382	8.25%, 05/01/2025(f)	$100	$107
WR Grace & Co-Conn			Live Nation Entertainment Inc
5.13%, 10/01/2021(f)	355	372	4.88%, 11/01/2024(f)	775	790
5.63%, 10/01/2024(f)	340	366	Midas Intermediate Holdco II LLC / Midas
		$31,045	Intermediate Holdco II Finance Inc
Coal - 0.82%			7.88%, 10/01/2022(f)	6,570	6,716
Cloud Peak Energy Resources LLC / Cloud			Monitronics International Inc
Peak Energy Finance Corp			9.13%, 04/01/2020	150	131
12.00%, 11/01/2021	194	213	Nielsen Co Luxembourg SARL/The
Foresight Energy LLC / Foresight Energy			5.50%, 10/01/2021(f)	420	431
Finance Corp			Nielsen Finance LLC / Nielsen Finance Co
11.50%, 04/01/2023(f)	10,410	9,083	4.50%, 10/01/2020	1,015	1,023
Peabody Energy Corp			5.00%, 04/15/2022(f)	3,582	3,641
6.00%, 03/31/2022(f)	261	271	Prime Security Services Borrower LLC /
6.38%, 03/31/2025(f)	50	52	Prime Finance Inc
SunCoke Energy Partners LP / SunCoke			9.25%, 05/15/2023(f)	2,205	2,439
Energy Partners Finance Corp			Rent-A-Center Inc/TX
7.50%, 06/15/2025(f)	100	105	6.63%, 11/15/2020	200	190
		$9,724	Ritchie Bros Auctioneers Inc
Commercial Services - 4.01%			5.38%, 01/15/2025(f)	100	103
ADT Corp/The			RR Donnelley & Sons Co
3.50%, 07/15/2022	200	195	6.00%, 04/01/2024	438	417
4.13%, 06/15/2023	1,800	1,782	6.50%, 11/15/2023	267	263
4.88%, 07/15/2032(f)	1,075	1,018	7.63%, 06/15/2020	1,116	1,194
6.25%, 10/15/2021	100	109	7.88%, 03/15/2021	1,745	1,817
Ahern Rentals Inc			Service Corp International/US
7.38%, 05/15/2023(f)	100	96	5.38%, 01/15/2022	940	962
AMN Healthcare Inc			5.38%, 05/15/2024	1,090	1,146
5.13%, 10/01/2024(f)	423	432	8.00%, 11/15/2021	370	430
APX Group Inc			ServiceMaster Co LLC/The
7.88%, 12/01/2022	100	107	5.13%, 11/15/2024(f)	100	100
8.75%, 12/01/2020	150	153	Syniverse Foreign Holdings Corp
Ashtead Capital Inc			9.13%, 01/15/2022(f)	200	207
4.13%, 08/15/2025(f)	915	906	Team Health Holdings Inc
4.38%, 08/15/2027(f)	300	298	6.38%, 02/01/2025(f)	2,844	2,652
5.63%, 10/01/2024(f)	100	106	United Rentals North America Inc
Atento Luxco 1 SA			4.63%, 07/15/2023	835	864
6.13%, 08/10/2022(f)	225	233	4.63%, 10/15/2025	384	390
Avis Budget Car Rental LLC / Avis Budget			4.88%, 01/15/2028	2,015	2,012
Finance Inc			5.50%, 07/15/2025	650	686
5.13%, 06/01/2022(f)	450	452	5.50%, 05/15/2027	105	110
5.25%, 03/15/2025(f)	465	457	5.75%, 11/15/2024	765	805
5.50%, 04/01/2023	100	101	5.88%, 09/15/2026	710	761
Booz Allen Hamilton Inc					$47,435
5.13%, 05/01/2025(f)	174	174	Computers - 1.51%
Cenveo Corp			Conduent Finance Inc / Conduent Business
6.00%, 08/01/2019(f)	100	69	Services LLC
Emeco Pty Ltd			10.50%, 12/15/2024(f)	100	117
9.25%, 03/31/2022	400	429	Dell Inc
Gartner Inc			4.63%, 04/01/2021	500	514
5.13%, 04/01/2025(f)	480	499	5.88%, 06/15/2019	250	258
GW Honos Security Corp			Dell International LLC / EMC Corp
8.75%, 05/15/2025(f)	1,190	1,291	5.88%, 06/15/2021(f)	1,810	1,878
Herc Rentals Inc			6.02%, 06/15/2026(f)	480	525
7.50%, 06/01/2022(f)	438	470	7.13%, 06/15/2024(f)	1,065	1,164
7.75%, 06/01/2024(f)	90	99	EMC Corp
Hertz Corp/The			1.88%, 06/01/2018	1,985	1,977
5.50%, 10/15/2024(f)	2,610	2,338	2.65%, 06/01/2020	242	239
5.88%, 10/15/2020	970	970	3.38%, 06/01/2023	715	679
6.25%, 10/15/2022	300	288	Exela Intermediate LLC / Exela Finance Inc
7.38%, 01/15/2021	800	800	10.00%, 07/15/2023(f)	850	839
7.63%, 06/01/2022(f)	425	444	Harland Clarke Holdings Corp
IHS Markit Ltd			6.88%, 03/01/2020(f)	380	387
4.75%, 02/15/2025(f)	348	362	8.38%, 08/15/2022(f)	1,174	1,224
5.00%, 11/01/2022(f)	1,587	1,684	9.25%, 03/01/2021(f)	150	155
Jaguar Holding Co II / Pharmaceutical Product			Leidos Holdings Inc
Development LLC			4.45%, 12/01/2020	50	51
6.38%, 08/01/2023(f)	565	585	NCR Corp
KAR Auction Services Inc			4.63%, 02/15/2021	100	101
5.13%, 06/01/2025(f)	100	101	5.00%, 07/15/2022	150	153
			Riverbed Technology Inc
			8.88%, 03/01/2023(f)	715	685

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
Sungard Availability Services Capital Inc			Ally Financial Inc (continued)
8.75%, 04/01/2022(f)	$50	$31	7.50%, 09/15/2020	$50	$55
West Corp			8.00%, 03/15/2020	2,425	2,644
8.50%, 10/15/2025(f)	3,855	3,797	8.00%, 11/01/2031	525	669
Western Digital Corp			ASP AMC Merger Sub Inc
10.50%, 04/01/2024	2,643	3,089	8.00%, 05/15/2025(f)	100	96
		$17,863	Enova International Inc
Consumer Products - 0.28%			9.75%, 06/01/2021	342	364
ACCO Brands Corp			FBM Finance Inc
5.25%, 12/15/2024(f)	286	292	8.25%, 08/15/2021(f)	50	53
Central Garden & Pet Co			Intelsat Connect Finance SA
6.13%, 11/15/2023	25	26	12.50%, 04/01/2022(f)	300	231
Kronos Acquisition Holdings Inc			Jefferies Finance LLC / JFIN Co-Issuer Corp
9.00%, 08/15/2023(f)	1,531	1,505	6.88%, 04/15/2022(f)	500	512
Prestige Brands Inc			7.50%, 04/15/2021(f)	200	208
6.38%, 03/01/2024(f)	360	371	Ladder Capital Finance Holdings LLLP /
Spectrum Brands Inc			Ladder Capital Finance Corp
5.75%, 07/15/2025	330	347	5.25%, 03/15/2022(f)	382	390
6.13%, 12/15/2024	736	780	5.25%, 10/01/2025(f)	284	284
		$3,321	LPL Holdings Inc
Cosmetics & Personal Care - 0.59%			5.75%, 09/15/2025(f)	1,714	1,748
Avon International Operations Inc			Nationstar Mortgage LLC / Nationstar Capital
7.88%, 08/15/2022(f)	350	357	Corp
Avon Products Inc			6.50%, 07/01/2021	647	655
8.95%, 03/15/2043	500	420	7.88%, 10/01/2020	515	528
Edgewell Personal Care Co			Navient Corp
4.70%, 05/19/2021	640	655	4.88%, 06/17/2019	2,750	2,786
4.70%, 05/24/2022	435	443	5.00%, 10/26/2020	750	762
First Quality Finance Co Inc			5.50%, 01/15/2019	445	454
4.63%, 05/15/2021(f)	50	50	5.88%, 03/25/2021	1,130	1,163
High Ridge Brands Co			5.88%, 10/25/2024	1,315	1,320
8.88%, 03/15/2025(f)	4,938	4,450	6.13%, 03/25/2024	1,345	1,372
Revlon Consumer Products Corp			6.50%, 06/15/2022	50	53
5.75%, 02/15/2021	425	328	6.63%, 07/26/2021	435	462
6.25%, 08/01/2024	398	256	6.75%, 06/25/2025	415	435
		$6,959	7.25%, 01/25/2022	100	108
Distribution & Wholesale - 0.98%			7.25%, 09/25/2023	400	431
American Tire Distributors Inc			8.00%, 03/25/2020	1,520	1,643
10.25%, 03/01/2022(f)	8,690	8,994	NFP Corp
Global Partners LP / GLP Finance Corp			6.88%, 07/15/2025(f)	3,080	3,165
6.25%, 07/15/2022	520	531	Och-Ziff Finance Co LLC
7.00%, 06/15/2023	90	93	4.50%, 11/20/2019(f)	400	392
H&E Equipment Services Inc			OneMain Financial Holdings LLC
5.63%, 09/01/2025(f)	261	271	7.25%, 12/15/2021(f)	1,345	1,392
HD Supply Inc			Quicken Loans Inc
5.75%, 04/15/2024(f)	1,164	1,245	5.75%, 05/01/2025(f)	1,274	1,298
Univar USA Inc			Springleaf Finance Corp
6.75%, 07/15/2023(f)	443	463	5.25%, 12/15/2019	200	206
		$11,597	6.13%, 05/15/2022	1,250	1,291
Diversified Financial Services - 4.32%			7.75%, 10/01/2021	1,753	1,935
Aircastle Ltd			8.25%, 12/15/2020	1,047	1,155
4.63%, 12/15/2018	935	948	Tempo Acquisition LLC / Tempo Acquisition
5.00%, 04/01/2023	485	508	Finance Corp
			6.75%, 06/01/2025(f)	4,810	4,906
5.13%, 03/15/2021	2,210	2,318
5.50%, 02/15/2022	915	972	VFH Parent LLC / Orchestra Co-Issuer Inc
			6.75%, 06/15/2022(f)	250	263
6.25%, 12/01/2019	1,175	1,232
Alliance Data Systems Corp					$51,145
5.38%, 08/01/2022(f)	630	637	Electric - 2.87%
5.88%, 11/01/2021(f)	390	401	AES Corp/VA
Ally Financial Inc			4.88%, 05/15/2023	100	102
3.25%, 11/05/2018	1,315	1,318	5.13%, 09/01/2027	100	105
3.60%, 05/21/2018	2,430	2,437	5.50%, 03/15/2024	100	103
3.75%, 11/18/2019	100	101	5.50%, 04/15/2025	100	104
4.13%, 03/30/2020	50	51	7.38%, 07/01/2021	150	168
4.13%, 02/13/2022	150	152	8.00%, 06/01/2020	50	55
4.25%, 04/15/2021	200	204	Calpine Corp
4.63%, 05/19/2022	2,892	2,979	5.25%, 06/01/2026(f)	750	736
4.63%, 03/30/2025	652	671	5.38%, 01/15/2023	2,270	2,242
5.13%, 09/30/2024	645	680	5.50%, 02/01/2024	1,000	950
5.75%, 11/20/2025	100	107	5.75%, 01/15/2025	5,860	5,552
			5.88%, 01/15/2024(f)	315	322
			6.00%, 01/15/2022(f)	1,165	1,202

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Entertainment (continued)
Dynegy Inc			Churchill Downs Inc
5.88%, 06/01/2023	$2,392	$2,449	4.75%, 01/15/2028(f)	$180	$178
7.38%, 11/01/2022	850	898	Downstream Development Authority of the
7.63%, 11/01/2024	1,865	2,015	Quapaw Tribe of Oklahoma
8.00%, 01/15/2025(f)	730	792	10.50%, 07/01/2019(f)	400	408
8.13%, 01/30/2026(f)	1,623	1,790	Eldorado Resorts Inc
IPALCO Enterprises Inc			6.00%, 04/01/2025	180	188
3.45%, 07/15/2020	200	201	EMI Music Publishing Group North America
3.70%, 09/01/2024	500	496	Holdings Inc
NextEra Energy Operating Partners LP			7.63%, 06/15/2024(f)	395	435
4.25%, 09/15/2024(f)	100	101	Gateway Casinos & Entertainment Ltd
4.50%, 09/15/2027(f)	100	99	8.25%, 03/01/2024(f)	210	226
NRG Energy Inc			GLP Capital LP / GLP Financing II Inc
6.25%, 07/15/2022	775	803	4.38%, 11/01/2018	195	195
6.25%, 05/01/2024	750	784	4.38%, 04/15/2021	225	230
6.63%, 01/15/2027	3,208	3,394	4.88%, 11/01/2020	1,965	2,031
7.25%, 05/15/2026	2,090	2,276	5.38%, 11/01/2023	930	999
NRG Yield Operating LLC			5.38%, 04/15/2026	650	695
5.00%, 09/15/2026	500	502	International Game Technology PLC
5.38%, 08/15/2024	100	101	5.63%, 02/15/2020(f)	545	566
Talen Energy Supply LLC			6.25%, 02/15/2022(f)	1,045	1,119
4.60%, 12/15/2021	2,135	2,019	6.50%, 02/15/2025(f)	530	590
6.50%, 06/01/2025	1,212	1,009	Mohegan Gaming & Entertainment
9.50%, 07/15/2022(f)	1,715	1,793	7.88%, 10/15/2024(f)	100	103
Terraform Global Operating LLC			National CineMedia LLC
9.75%, 08/15/2022(f)	700	775	6.00%, 04/15/2022	400	406
		$33,938	Pinnacle Entertainment Inc
Electrical Components & Equipment - 0.40%			5.63%, 05/01/2024	100	107
Energizer Holdings Inc			Regal Entertainment Group
5.50%, 06/15/2025(f)	100	102	5.75%, 03/15/2022	1,260	1,298
EnerSys			5.75%, 06/15/2023	430	445
5.00%, 04/30/2023(f)	683	711	Rivers Pittsburgh Borrower LP/Rivers
General Cable Corp			Pittsburgh Finance Corp
5.75%, 10/01/2022	400	413	6.13%, 08/15/2021(f)	235	233
GrafTech International Ltd			Scientific Games International Inc
6.38%, 11/15/2020	3,430	3,485	7.00%, 01/01/2022(f)	480	506
		$4,711	10.00%, 12/01/2022	1,725	1,891
Electronics - 0.04%			Six Flags Entertainment Corp
Flex Ltd			4.88%, 07/31/2024(f)	1,379	1,398
5.00%, 02/15/2023	350	372	5.50%, 04/15/2027(f)	100	102
Ingram Micro Inc			WMG Acquisition Corp
5.45%, 12/15/2024	100	99	4.88%, 11/01/2024(f)	105	107
			5.00%, 08/01/2023(f)	90	92
		$471	5.63%, 04/15/2022(f)	502	516
Energy - Alternate Sources - 0.05%			6.75%, 04/15/2022(f)	400	415
Pattern Energy Group Inc
5.88%, 02/01/2024(f)	329	346			$19,014
TerraForm Power Operating LLC			Environmental Control - 0.14%
6.63%, 06/15/2025(f),(g)	210	229	Clean Harbors Inc
		$575	5.25%, 08/01/2020	150	151
			Core & Main LP
Engineering & Construction - 0.33%			6.13%, 08/15/2025(f)	100	101
AECOM
5.13%, 03/15/2027	1,004	1,005	Covanta Holding Corp
5.75%, 10/15/2022	100	105	5.88%, 03/01/2024	145	147
5.88%, 10/15/2024	1,590	1,695	5.88%, 07/01/2025	286	291
Brand Industrial Services Inc			6.38%, 10/01/2022	280	287
8.50%, 07/15/2025(f)	100	104	GFL Environmental Inc
			5.63%, 05/01/2022(f)	100	103
MasTec Inc			9.88%, 02/01/2021(f)	150	158
4.88%, 03/15/2023	137	139
Tutor Perini Corp			Tervita Escrow Corp
6.88%, 05/01/2025(f)	806	858	7.63%, 12/01/2021(f)	400	401
		$3,906			$1,639
Entertainment - 1.61%			Food - 1.34%
AMC Entertainment Holdings Inc			Albertsons Cos LLC / Safeway Inc / New
5.75%, 06/15/2025	1,105	1,077	Albertson's Inc / Albertson's LLC
5.88%, 02/15/2022	550	553	5.75%, 03/15/2025	1,970	1,759
6.13%, 05/15/2027	1,360	1,326	6.63%, 06/15/2024	2,229	2,117
CCM Merger Inc			B&G Foods Inc
6.00%, 03/15/2022(f)	122	125	5.25%, 04/01/2025	443	444
			Chobani LLC / Chobani Finance Corp Inc
Cedar Fair LP / Canada's Wonderland Co /			7.50%, 04/15/2025(f)	100	106
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027(f)	435	454	Dean Foods Co
			6.50%, 03/15/2023(f)	535	530

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Food (continued)			Healthcare - Products (continued)
Dole Food Co Inc			DJO Finco Inc / DJO Finance LLC / DJO
7.25%, 06/15/2025(f)	$507	$539	Finance Corp
Ingles Markets Inc			8.13%, 06/15/2021(f)	$250	$241
5.75%, 06/15/2023	100	101	Hologic Inc
JBS USA LUX SA / JBS USA Finance Inc			4.38%, 10/15/2025(f)	830	830
5.75%, 06/15/2025(f)	191	189	4.63%, 02/01/2028(f)	315	315
5.88%, 07/15/2024(f)	931	933	5.25%, 07/15/2022(f)	1,130	1,173
7.25%, 06/01/2021(f)	977	997	Immucor Inc
7.25%, 06/01/2021(f)	612	624	11.13%, 02/15/2022(f)	200	210
8.25%, 02/01/2020(f)	226	227	Kinetic Concepts Inc / KCI USA Inc
Lamb Weston Holdings Inc			7.88%, 02/15/2021(f)	200	208
4.63%, 11/01/2024(f)	100	101	12.50%, 11/01/2021(f)	400	457
Pilgrim's Pride Corp			Mallinckrodt International Finance SA
5.75%, 03/15/2025(f)	395	399	4.75%, 04/15/2023	143	117
Post Holdings Inc			Mallinckrodt International Finance SA /
5.00%, 08/15/2026(f)	998	974	Mallinckrodt CB LLC
5.50%, 03/01/2025(f)	1,413	1,456	4.88%, 04/15/2020(f)	50	49
5.63%, 01/15/2028(f)	915	911	5.50%, 04/15/2025(f)	655	540
5.75%, 03/01/2027(f)	1,494	1,496	5.63%, 10/15/2023(f)	302	258
SUPERVALU Inc			5.75%, 08/01/2022(f)	328	301
7.75%, 11/15/2022	839	822	Ortho-Clinical Diagnostics Inc / Ortho-
Tesco PLC			Clinical Diagnostics SA
6.15%, 11/15/2037(f)	300	325	6.63%, 05/15/2022(f)	200	200
TreeHouse Foods Inc			Teleflex Inc
4.88%, 03/15/2022	500	507	4.88%, 06/01/2026	363	370
US Foods Inc			5.25%, 06/15/2024	292	302
5.88%, 06/15/2024(f)	340	354	Universal Hospital Services Inc
		$15,911	7.63%, 08/15/2020	100	101
Food Service - 0.11%					$12,757
Aramark Services Inc			Healthcare - Services - 7.36%
4.75%, 06/01/2026	100	101	Acadia Healthcare Co Inc
5.00%, 02/01/2028(f)	550	561	6.13%, 03/15/2021	253	257
5.13%, 01/15/2024	645	667	Centene Corp
		$1,329	4.75%, 05/15/2022	775	806
Forest Products & Paper - 0.06%			4.75%, 01/15/2025	1,110	1,128
Cascades Inc			5.63%, 02/15/2021	490	504
5.50%, 07/15/2022(f)	25	26	6.13%, 02/15/2024	880	935
5.75%, 07/15/2023(f)	230	237	CHS/Community Health Systems Inc
Clearwater Paper Corp			5.13%, 08/01/2021	252	235
4.50%, 02/01/2023	195	193	6.25%, 03/31/2023	693	641
5.38%, 02/01/2025(f)	104	105	6.88%, 02/01/2022	1,886	1,342
NewPage Corp			7.13%, 07/15/2020	1,426	1,240
0.00%, 12/31/2014(a),(c),(d)	3,413	—	8.00%, 11/15/2019	317	297
Resolute Forest Products Inc			DaVita Inc
5.88%, 05/15/2023	100	104	5.00%, 05/01/2025	1,175	1,171
		$665	5.13%, 07/15/2024	1,730	1,743
Gas - 0.19%			5.75%, 08/15/2022	1,859	1,916
AmeriGas Partners LP / AmeriGas Finance			Eagle Holding Co II LLC
Corp			7.63%, PIK 8.38%, 05/15/2022(f),(g),(j)	150	153
5.50%, 05/20/2025	336	344	Envision Healthcare Corp
5.63%, 05/20/2024	603	633	5.13%, 07/01/2022(f)	784	778
5.75%, 05/20/2027	231	236	5.63%, 07/15/2022	765	779
5.88%, 08/20/2026	318	329	6.25%, 12/01/2024(f)	100	106
NGL Energy Partners LP / NGL Energy			Fresenius Medical Care US Finance II Inc
Finance Corp			5.88%, 01/31/2022(f)	415	450
6.13%, 03/01/2025	466	465	6.50%, 09/15/2018(f)	1,550	1,588
6.88%, 10/15/2021	191	196	HCA Healthcare Inc
		$2,203	6.25%, 02/15/2021	619	659
Hand & Machine Tools - 0.31%			HCA Inc
Apex Tool Group LLC			3.75%, 03/15/2019	200	202
7.00%, 02/01/2021(f)	3,750	3,712	4.25%, 10/15/2019	445	453
			4.50%, 02/15/2027	605	603
Healthcare - Products - 1.08%			4.75%, 05/01/2023	1,265	1,314
Avantor Inc			5.00%, 03/15/2024	2,099	2,185
6.00%, 10/01/2024(f)	400	403	5.25%, 04/15/2025	1,566	1,643
9.00%, 10/01/2025(f)	6,560	6,502	5.25%, 06/15/2026	935	978
DJO Finance LLC / DJO Finance Corp			5.38%, 02/01/2025	1,682	1,718
10.75%, 04/15/2020	200	180	5.50%, 06/15/2047	680	693
			5.88%, 03/15/2022	976	1,048
			5.88%, 05/01/2023	478	513
			5.88%, 02/15/2026	480	504
			6.50%, 02/15/2020	847	903
			7.50%, 02/15/2022	575	645

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Home Builders (continued)
HCA Inc (continued)			KB Home (continued)
7.69%, 06/15/2025	$825	$934	7.00%, 12/15/2021	$235	$259
Kindred Healthcare Inc			7.50%, 09/15/2022	200	227
8.00%, 01/15/2020	100	107	8.00%, 03/15/2020	205	224
LifePoint Health Inc			Lennar Corp
5.38%, 05/01/2024	75	72	2.95%, 11/29/2020(f)	500	494
5.50%, 12/01/2021	648	659	4.13%, 01/15/2022	800	809
5.88%, 12/01/2023	585	586	4.75%, 11/15/2022	1,490	1,545
MEDNAX Inc			4.75%, 05/30/2025	815	835
5.25%, 12/01/2023(f)	100	102	4.88%, 12/15/2023	850	882
Molina Healthcare Inc			6.95%, 06/01/2018	135	137
4.88%, 06/15/2025(f)	237	237	M/I Homes Inc
5.38%, 11/15/2022	100	104	5.63%, 08/01/2025	301	306
MPH Acquisition Holdings LLC			Mattamy Group Corp
7.13%, 06/01/2024(f)	1,919	2,061	6.88%, 12/15/2023(f)	157	166
Opal Acquisition Inc			MDC Holdings Inc
7.50%, 07/01/2024(f)	9,946	9,896	6.00%, 01/15/2043	200	197
Polaris Intermediate Corp			Meritage Homes Corp
8.50%, PIK 9.25%, 12/01/2022(f),(g),(j)	5,620	5,852	6.00%, 06/01/2025	365	393
Quorum Health Corp			7.15%, 04/15/2020	370	400
11.63%, 04/15/2023	600	618	New Home Co Inc/The
RegionalCare Hospital Partners Holdings Inc			7.25%, 04/01/2022	555	580
8.25%, 05/01/2023(f)	9,180	9,639	PulteGroup Inc
Surgery Center Holdings Inc			4.25%, 03/01/2021	1,315	1,347
6.75%, 07/01/2025(f)	6,430	6,197	5.00%, 01/15/2027	500	519
8.88%, 04/15/2021(f)	400	418	6.00%, 02/15/2035	500	531
Tenet Healthcare Corp			Taylor Morrison Communities Inc / Taylor
4.38%, 10/01/2021	437	437	Morrison Holdings II Inc
4.50%, 04/01/2021	300	302	5.25%, 04/15/2021(f)	350	356
4.63%, 07/15/2024(f)	1,759	1,728	5.63%, 03/01/2024(f)	706	742
4.75%, 06/01/2020	50	51	Toll Brothers Finance Corp
5.13%, 05/01/2025(f)	495	488	4.00%, 12/31/2018	560	566
5.50%, 03/01/2019	270	275	4.35%, 02/15/2028	400	396
6.00%, 10/01/2020	681	716	4.38%, 04/15/2023	810	833
6.75%, 06/15/2023	6,010	5,920	4.88%, 11/15/2025	85	89
6.88%, 11/15/2031	460	403	4.88%, 03/15/2027	295	306
7.00%, 08/01/2025(f)	2,452	2,402	5.63%, 01/15/2024	295	319
7.50%, 01/01/2022(f)	770	815	5.88%, 02/15/2022	430	465
8.13%, 04/01/2022	838	865	TRI Pointe Group Inc
WellCare Health Plans Inc			4.88%, 07/01/2021	700	726
5.25%, 04/01/2025	100	104	TRI Pointe Group Inc / TRI Pointe Homes
West Street Merger Sub Inc			Inc
6.38%, 09/01/2025(f)	4,888	4,937	4.38%, 06/15/2019	346	350
		$87,055	5.88%, 06/15/2024	30	32
Holding Companies - Diversified - 1.14%			William Lyon Homes Inc
HRG Group Inc			5.88%, 01/31/2025	600	613
7.75%, 01/15/2022	7,840	8,169			$20,220
Stena International SA			Housewares - 0.10%
5.75%, 03/01/2024(f)	600	563	American Greetings Corp
Trident Merger Sub Inc			7.88%, 02/15/2025(f)	237	252
6.63%, 11/01/2025(f)	4,770	4,794	Scotts Miracle-Gro Co/The
		$13,526	5.25%, 12/15/2026	625	645
Home Builders - 1.71%			6.00%, 10/15/2023	267	282
AV Homes Inc					$1,179
6.63%, 05/15/2022	200	209	Insurance - 2.05%
Beazer Homes USA Inc			Alliant Holdings Intermediate LLC / Alliant
5.88%, 10/15/2027(f)	145	145	Holdings Co-Issuer
8.75%, 03/15/2022	150	164	8.25%, 08/01/2023(f)	7,060	7,448
Brookfield Residential Properties Inc /			American Equity Investment Life Holding
Brookfield Residential US Corp			Co
6.13%, 07/01/2022(f)	250	260	5.00%, 06/15/2027	100	103
CalAtlantic Group Inc			Ardonagh Midco 3 PLC
5.25%, 06/01/2026	837	877	8.63%, 07/15/2023(f)	250	259
5.38%, 10/01/2022	598	633	AssuredPartners Inc
5.88%, 11/15/2024	582	634	7.00%, 08/15/2025(f)	5,785	5,930
8.38%, 05/15/2018	265	270	CNO Financial Group Inc
8.38%, 01/15/2021	535	610	5.25%, 05/30/2025	742	762
K Hovnanian Enterprises Inc			Fidelity & Guaranty Life Holdings Inc
10.00%, 07/15/2022(f)	500	546	6.38%, 04/01/2021(f)	425	433
KB Home			Genworth Holdings Inc
4.75%, 05/15/2019	225	228	7.20%, 02/15/2021	550	536
			7.63%, 09/24/2021	100	98

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Iron & Steel (continued)
Genworth Holdings Inc (continued)			United States Steel Corp (continued)
7.70%, 06/15/2020	$550	$552	7.38%, 04/01/2020	$550	$591
HUB International Ltd			8.38%, 07/01/2021(f)	365	394
7.88%, 10/01/2021(f)	200	208			$21,799
Liberty Mutual Group Inc			Leisure Products & Services - 0.28%
7.80%, 03/07/2087(f)	626	792	24 Hour Fitness Worldwide Inc
Radian Group Inc			8.00%, 06/01/2022(f)	700	697
4.50%, 10/01/2024	153	153	Constellation Merger Sub Inc
USIS Merger Sub Inc			8.50%, 09/15/2025(f)	260	254
6.88%, 05/01/2025(f)	6,797	7,001	NCL Corp Ltd
		$24,275	4.75%, 12/15/2021(f)	1,794	1,854
Internet - 1.00%			Sabre GLBL Inc
Cogent Communications Group Inc			5.25%, 11/15/2023(f)	86	87
5.38%, 03/01/2022(f)	200	208	5.38%, 04/15/2023(f)	289	293
Match Group Inc			Silversea Cruise Finance Ltd
6.38%, 06/01/2024	445	481	7.25%, 02/01/2025(f)	100	108
Netflix Inc					$3,293
4.38%, 11/15/2026	591	578	Lodging - 1.76%
4.88%, 04/15/2028(f)	1,315	1,306	Boyd Gaming Corp
5.38%, 02/01/2021	200	210	6.38%, 04/01/2026	1,065	1,142
5.50%, 02/15/2022	1,465	1,549	6.88%, 05/15/2023	1,199	1,268
5.75%, 03/01/2024	125	132	Choice Hotels International Inc
5.88%, 02/15/2025	325	348	5.75%, 07/01/2022	220	241
Symantec Corp			Diamond Resorts International Inc
3.95%, 06/15/2022	50	50	10.75%, 09/01/2024(f)	450	497
4.20%, 09/15/2020	200	204	Hilton Domestic Operating Co Inc
5.00%, 04/15/2025(f)	1,099	1,121	4.25%, 09/01/2024	610	607
TIBCO Software Inc			Hilton Grand Vacations Borrower LLC/Hilton
11.38%, 12/01/2021(f)	150	163	Grand Vacations Borrower Inc
VeriSign Inc			6.13%, 12/01/2024	194	213
4.75%, 07/15/2027	80	81	Hilton Worldwide Finance LLC / Hilton
Zayo Group LLC / Zayo Capital Inc			Worldwide Finance Corp
5.75%, 01/15/2027(f)	2,993	3,042	4.63%, 04/01/2025	1,208	1,216
6.00%, 04/01/2023	1,260	1,313	4.88%, 04/01/2027	228	233
6.38%, 05/15/2025	950	996	Jack Ohio Finance LLC / Jack Ohio Finance 1
		$11,782	Corp
Iron & Steel - 1.84%			6.75%, 11/15/2021(f)	720	758
AK Steel Corp			10.25%, 11/15/2022(f)	2,590	2,881
7.00%, 03/15/2027	393	402	MGM Resorts International
7.50%, 07/15/2023	236	254	4.63%, 09/01/2026	4,479	4,524
7.63%, 10/01/2021	50	52	5.25%, 03/31/2020	515	533
Allegheny Technologies Inc			6.00%, 03/15/2023	935	1,010
5.95%, 01/15/2021	100	103	6.63%, 12/15/2021	510	557
ArcelorMittal			6.75%, 10/01/2020	150	161
5.75%, 08/05/2020	430	454	7.75%, 03/15/2022	490	557
6.13%, 06/01/2025	692	787	8.63%, 02/01/2019	1,330	1,400
7.00%, 03/01/2041	605	768	Seminole Hard Rock Entertainment Inc /
7.25%, 10/15/2039	600	774	Seminole Hard Rock International LLC
Baffinland Iron Mines Corp			5.88%, 05/15/2021(f)	840	853
12.00%, 02/01/2022(f)	200	218	Station Casinos LLC
Big River Steel LLC / BRS Finance Corp			5.00%, 10/01/2025(f)	393	396
7.25%, 09/01/2025(f)	5,148	5,522	Studio City Co Ltd
BlueScope Steel Finance Ltd / BlueScope			5.88%, 11/30/2019(f)	210	216
Steel Finance USA LLC			7.25%, 11/30/2021(f)	300	316
6.50%, 05/15/2021(f)	50	52	Wynn Las Vegas LLC / Wynn Las Vegas
Cleveland-Cliffs Inc			Capital Corp
5.75%, 03/01/2025(f)	100	98	5.50%, 03/01/2025(f)	1,285	1,297
Commercial Metals Co					$20,876
4.88%, 05/15/2023	581	591	Machinery - Construction & Mining - 0.22%
5.38%, 07/15/2027	154	158	BlueLine Rental Finance Corp / BlueLine
Signode Industrial Group Lux SA/Signode			Rental LLC
Industrial Group US Inc			9.25%, 03/15/2024(f)	100	109
6.38%, 05/01/2022(f)	300	312	Terex Corp
Specialty Steel			5.63%, 02/01/2025(f)	868	891
11.62%, 11/15/2022(d)	8,680	8,680	Vertiv Group Corp
Steel Dynamics Inc			9.25%, 10/15/2024(f)	1,356	1,463
5.13%, 10/01/2021	400	410	Vertiv Intermediate Holding Corp
5.25%, 04/15/2023	200	205	12.00%, PIK 13.00%, 02/15/2022(f),(g),(j)	150	162
5.50%, 10/01/2024	835	869			$2,625
United States Steel Corp			Machinery - Diversified - 1.03%
6.88%, 08/15/2025	100	105	AGCO Corp
			5.88%, 12/01/2021	520	555

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)			Media (continued)
ATS Automation Tooling Systems Inc			CSC Holdings LLC (continued)
6.50%, 06/15/2023(f)	$526	$550	6.75%, 11/15/2021	$805	$863
Cloud Crane LLC			7.63%, 07/15/2018	755	771
10.13%, 08/01/2024(f)	835	943	8.63%, 02/15/2019	368	388
CNH Industrial Capital LLC			10.88%, 10/15/2025(f)	1,835	2,185
3.38%, 07/15/2019	350	353	DISH DBS Corp
4.38%, 04/05/2022	550	566	5.00%, 03/15/2023	779	731
4.88%, 04/01/2021	430	451	5.13%, 05/01/2020	400	406
CNH Industrial NV			5.88%, 07/15/2022	375	373
4.50%, 08/15/2023	455	474	5.88%, 11/15/2024	1,449	1,374
JPW Industries Holding Corp			6.75%, 06/01/2021	1,275	1,336
9.00%, 10/01/2024(f)	4,660	4,893	7.75%, 07/01/2026	1,481	1,522
Manitowoc Co Inc/The			7.88%, 09/01/2019	100	106
12.75%, 08/15/2021(f)	100	114	EW Scripps Co/The
Tennant Co			5.13%, 05/15/2025(f)	142	140
5.63%, 05/01/2025(f)	239	249	Gray Television Inc
Welbilt Inc			5.13%, 10/15/2024(f)	1,180	1,186
9.50%, 02/15/2024	290	328	5.88%, 07/15/2026(f)	345	355
Xerium Technologies Inc			iHeartCommunications Inc
9.50%, 08/15/2021	2,650	2,693	9.00%, 12/15/2019	857	656
		$12,169	9.00%, 03/01/2021	1,050	772
Media - 8.60%			11.25%, 03/01/2021(f)	100	70
Altice Financing SA			10.63%, 03/15/2023	500	366
6.63%, 02/15/2023(f)	665	674	Liberty Interactive LLC
7.50%, 05/15/2026(f)	1,375	1,428	8.50%, 07/15/2029	600	669
Altice Luxembourg SA			LIN Television Corp
7.63%, 02/15/2025(f)	1,914	1,756	5.88%, 11/15/2022	169	174
7.75%, 05/15/2022(f)	2,369	2,274	McClatchy Co/The
Altice US Finance I Corp			6.88%, 03/15/2029	400	388
5.38%, 07/15/2023(f)	1,870	1,914	Mediacom Broadband LLC / Mediacom
5.50%, 05/15/2026(f)	1,733	1,772	Broadband Corp
AMC Networks Inc			6.38%, 04/01/2023	375	386
4.75%, 12/15/2022	250	255	Midcontinent Communications / Midcontinent
4.75%, 08/01/2025	515	514	Finance Corp
Block Communications Inc			6.88%, 08/15/2023(f)	100	106
6.88%, 02/15/2025(f)	100	104	Nexstar Broadcasting Inc
Cable One Inc			5.63%, 08/01/2024(f)	320	331
5.75%, 06/15/2022(f)	100	103	6.13%, 02/15/2022(f)	445	458
Cablevision Systems Corp			Quebecor Media Inc
5.88%, 09/15/2022	550	555	5.75%, 01/15/2023	180	190
8.00%, 04/15/2020	1,020	1,095	SFR Group SA
CCO Holdings LLC / CCO Holdings Capital			6.00%, 05/15/2022(f)	4,307	4,204
Corp			6.25%, 05/15/2024(f)	1,127	1,078
5.00%, 02/01/2028(f)	3,135	3,024	7.38%, 05/01/2026(f)	3,773	3,717
5.13%, 02/15/2023	100	102	Sinclair Television Group Inc
5.13%, 05/01/2023(f)	2,050	2,090	5.13%, 02/15/2027(f)	575	571
5.13%, 05/01/2027(f)	1,824	1,783	5.38%, 04/01/2021	475	481
5.25%, 03/15/2021	50	51	5.63%, 08/01/2024(f)	679	699
5.25%, 09/30/2022	1,245	1,275	6.13%, 10/01/2022	630	648
5.38%, 05/01/2025(f)	475	482	Sirius XM Radio Inc
5.50%, 05/01/2026(f)	880	898	3.88%, 08/01/2022(f)	50	50
5.75%, 01/15/2024	400	412	4.63%, 05/15/2023(f)	710	718
5.75%, 02/15/2026(f)	3,897	4,033	5.00%, 08/01/2027(f)	1,751	1,741
5.88%, 04/01/2024(f)	1,201	1,255	5.38%, 04/15/2025(f)	570	587
5.88%, 05/01/2027(f)	1,060	1,092	5.38%, 07/15/2026(f)	4,825	4,940
Cengage Learning Inc			6.00%, 07/15/2024(f)	1,435	1,503
9.50%, 06/15/2024(f)	293	278	SportsNet New York
Cequel Communications Holdings I LLC /			10.25%, 01/15/2025(b),(c),(d)	4,130	4,130
Cequel Capital Corp			TEGNA Inc
5.13%, 12/15/2021(f)	800	801	4.88%, 09/15/2021(f)	500	507
5.13%, 12/15/2021(f)	1,470	1,475	5.13%, 10/15/2019	1,120	1,135
6.38%, 09/15/2020(f)	904	915	5.13%, 07/15/2020	810	825
7.75%, 07/15/2025(f)	600	653	5.50%, 09/15/2024(f)	115	120
Clear Channel Worldwide Holdings Inc			6.38%, 10/15/2023	750	785
6.50%, 11/15/2022	602	617	Tribune Media Co
6.50%, 11/15/2022	363	374	5.88%, 07/15/2022	1,110	1,142
7.63%, 03/15/2020	1,180	1,171	Unitymedia GmbH
CSC Holdings LLC			6.13%, 01/15/2025(f)	825	868
5.25%, 06/01/2024	930	907	Unitymedia Hessen GmbH & Co KG /
5.50%, 04/15/2027(f)	1,601	1,621	Unitymedia NRW GmbH
			5.00%, 01/15/2025(f)	765	784
			Univision Communications Inc
			5.13%, 05/15/2023(f)	3,120	3,106

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)				Mining (continued)
Univision Communications Inc	(continued)			Hecla Mining Co
5.13%, 02/15/2025(f)		$159	$154	6.88%, 05/01/2021	$568	$582
6.75%, 09/15/2022(f)		553	574	Hudbay Minerals Inc
UPCB Finance IV Ltd				7.25%, 01/15/2023(f)	195	208
5.38%, 01/15/2025(f)		885	900	7.63%, 01/15/2025(f)	715	786
Urban One Inc				Joseph T Ryerson & Son Inc
7.38%, 04/15/2022(f)		3,720	3,804	11.00%, 05/15/2022(f)	300	340
Viacom Inc				Kaiser Aluminum Corp
5.87%, 02/28/2057(i)		100	101	5.88%, 05/15/2024	234	250
3 Month LIBOR + 3.90%				Kinross Gold Corp
6.25%, 02/28/2057(i)		100	103	4.50%, 07/15/2027(f)	200	202
3 Month LIBOR + 3.90%				5.13%, 09/01/2021	200	210
Videotron Ltd				5.95%, 03/15/2024	350	385
5.00%, 07/15/2022		200	209	Lundin Mining Corp
5.13%, 04/15/2027(f)		235	244	7.88%, 11/01/2022(f)	350	373
5.38%, 06/15/2024(f)		617	656	Northwest Acquisitions ULC / Dominion
Virgin Media Finance PLC				Finco Inc
6.00%, 10/15/2024(f)		510	521	7.13%, 11/01/2022(f)	3,880	3,996
6.38%, 04/15/2023(f)		820	845	Teck Resources Ltd
Virgin Media Secured Finance PLC				4.75%, 01/15/2022	982	1,016
5.25%, 01/15/2021		500	524	5.40%, 02/01/2043	315	324
5.25%, 01/15/2026(f)		100	102	6.00%, 08/15/2040	385	428
5.50%, 08/15/2026(f)		1,450	1,487	6.13%, 10/01/2035	400	450
Ziggo Bond Finance BV				6.25%, 07/15/2041	1,370	1,587
5.88%, 01/15/2025(f)		260	258	8.50%, 06/01/2024(f)	403	455
Ziggo Secured Finance BV						$36,599
5.50%, 01/15/2027(f)		2,940	2,918	Miscellaneous Manufacturers - 0.36%
			$101,794	Bombardier Inc
Metal Fabrication & Hardware - 0.24%				5.75%, 03/15/2022(f)	50	50
Grinding Media Inc / Moly-Cop AltaSteel				6.00%, 10/15/2022(f)	575	575
Ltd				6.13%, 01/15/2023(f)	757	765
7.38%, 12/15/2023(f)		100	107	7.50%, 03/15/2025(f)	1,148	1,192
Novelis Corp				7.75%, 03/15/2020(f)	100	108
5.88%, 09/30/2026(f)		2,035	2,097	Gates Global LLC / Gates Global Co
6.25%, 08/15/2024(f)		660	691	6.00%, 07/15/2022(f)	1,120	1,144
			$2,895	Koppers Inc
Mining - 3.09%				6.00%, 02/15/2025(f)	204	215
Alcoa Nederland Holding BV				LSB Industries Inc
6.75%, 09/30/2024(f)		543	593	8.50%, 08/01/2019(g)	200	201
Aleris International Inc						$4,250
7.88%, 11/01/2020		300	300	Office & Business Equipment - 0.20%
9.50%, 04/01/2021(f)		615	651	CDW LLC / CDW Finance Corp
Barminco Finance Pty Ltd				5.00%, 09/01/2023	1,198	1,231
6.63%, 05/15/2022(f)		200	197	5.00%, 09/01/2025	420	427
Century Aluminum Co				5.50%, 12/01/2024	705	761
7.50%, 06/01/2021(f)		570	586			$2,419
Constellium NV				Oil & Gas - 5.38%
5.75%, 05/15/2024(f)		6,370	6,513	Aker BP ASA
6.63%, 03/01/2025(f)		701	740	6.00%, 07/01/2022(f)	400	419
Eldorado Gold Corp				Alta Mesa Holdings LP / Alta Mesa Finance
6.13%, 12/15/2020(f)		200	196	Services Corp
Ferroglobe PLC / Globe Specialty Metals Inc				7.88%, 12/15/2024	100	110
9.38%, 03/01/2022(f)		200	218	Antero Resources Corp
First Quantum Minerals Ltd				5.00%, 03/01/2025	40	41
7.00%, 02/15/2021(f)		810	838	5.13%, 12/01/2022	2,162	2,208
7.25%, 05/15/2022(f)		985	1,022	5.38%, 11/01/2021	1,225	1,254
FMG Resources August 2006 Pty Ltd				Ascent Resources Utica Holdings LLC / ARU
4.75%, 05/15/2022(f)		893	907	Finance Corp
5.13%, 05/15/2024(f)		642	650	10.00%, 04/01/2022(f)	975	1,074
9.75%, 03/01/2022(f)		1,290	1,423	Athabasca Oil Corp
Freeport-McMoRan Inc				9.88%, 02/24/2022(f)	200	202
2.38%, 03/15/2018		805	805	Baytex Energy Corp
3.10%, 03/15/2020		150	150	5.13%, 06/01/2021(f)	245	237
3.55%, 03/01/2022		1,485	1,473	5.63%, 06/01/2024(f)	293	275
3.88%, 03/15/2023		3,510	3,488	Bill Barrett Corp
4.00%, 11/14/2021		620	627	7.00%, 10/15/2022	500	512
4.55%, 11/14/2024		100	102	California Resources Corp
5.40%, 11/14/2034		1,703	1,776	8.00%, 12/15/2022(f)	886	744
5.45%, 03/15/2043		1,602	1,642	Callon Petroleum Co
6.88%, 02/15/2023		100	110	6.13%, 10/01/2024	372	386

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
Calumet Specialty Products Partners LP /			Newfield Exploration Co	(continued)
Calumet Finance Corp			5.63%, 07/01/2024		$490	$524
11.50%, 01/15/2021(f)	$50	$57	5.75%, 01/30/2022		150	160
Carrizo Oil & Gas Inc			Noble Holding International Ltd
6.25%, 04/15/2023	386	399	5.25%, 03/15/2042		320	212
7.50%, 09/15/2020	299	305	6.05%, 03/01/2041		500	347
Chesapeake Energy Corp			6.20%, 08/01/2040		236	170
4.88%, 04/15/2022	665	638	7.70%, 04/01/2025		100	90
6.13%, 02/15/2021	806	826	Oasis Petroleum Inc
6.63%, 08/15/2020	50	52	6.50%, 11/01/2021		1,101	1,124
8.00%, 12/15/2022(f)	303	325	6.88%, 03/15/2022		880	906
8.00%, 01/15/2025(f)	610	616	Parker Drilling Co
8.00%, 06/15/2027(f)	1,195	1,188	6.75%, 07/15/2022		756	650
CNX Resources Corp			Parsley Energy LLC / Parsley Finance Corp
5.88%, 04/15/2022	650	668	5.38%, 01/15/2025(f)		100	101
8.00%, 04/01/2023	100	106	6.25%, 06/01/2024(f)		50	53
Comstock Resources Inc			PBF Holding Co LLC / PBF Finance Corp
10.00%, PIK 12.25%, 03/15/2020(g),(j)	150	155	7.00%, 11/15/2023		367	385
Continental Resources Inc/OK			7.25%, 06/15/2025		615	648
3.80%, 06/01/2024	855	838	PDC Energy Inc
4.50%, 04/15/2023	1,091	1,104	6.13%, 09/15/2024		360	374
4.90%, 06/01/2044	660	658	Precision Drilling Corp
5.00%, 09/15/2022	831	841	5.25%, 11/15/2024		1,409	1,373
Delek Logistics Partners LP			6.50%, 12/15/2021		493	503
6.75%, 05/15/2025(f)	636	649	7.75%, 12/15/2023		325	349
Diamond Offshore Drilling Inc			QEP Resources Inc
4.88%, 11/01/2043	575	440	5.25%, 05/01/2023		142	145
7.88%, 08/15/2025	230	244	5.38%, 10/01/2022		468	483
Diamondback Energy Inc			Range Resources Corp
4.75%, 11/01/2024	113	115	4.88%, 05/15/2025		516	501
Eclipse Resources Corp			5.00%, 08/15/2022		1,450	1,460
8.88%, 07/15/2023	100	104	5.00%, 03/15/2023		489	490
Energen Corp			5.75%, 06/01/2021		50	52
4.63%, 09/01/2021	200	203	Rowan Cos Inc
Ensco PLC			4.88%, 06/01/2022		400	388
4.50%, 10/01/2024	100	86	5.85%, 01/15/2044		430	344
5.20%, 03/15/2025	296	258	7.38%, 06/15/2025		395	405
5.75%, 10/01/2044	550	393	RSP Permian Inc
EP Energy LLC / Everest Acquisition Finance			6.63%, 10/01/2022		175	184
Inc			Sable Permian Resources Land LLC / AEPB
6.38%, 06/15/2023	2,500	1,669	Finance Corp
7.75%, 09/01/2022	665	489	7.38%, 11/01/2021(f)		200	162
8.00%, 11/29/2024(f)	304	320	13.00%, 11/30/2020(f)		100	115
8.00%, 02/15/2025(f)	905	715	Sanchez Energy Corp
9.38%, 05/01/2024(f)	2,536	2,149	6.13%, 01/15/2023		1,445	1,261
Gulfport Energy Corp			7.75%, 06/15/2021		250	246
6.00%, 10/15/2024	302	304	Seven Generations Energy Ltd
6.38%, 05/15/2025	100	102	6.88%, 06/30/2023(f)		350	373
Halcon Resources Corp			SM Energy Co
6.75%, 02/15/2025(f)	624	657	5.00%, 01/15/2024		939	923
Hilcorp Energy I LP / Hilcorp Finance Co			5.63%, 06/01/2025		100	99
5.00%, 12/01/2024(f)	516	519	6.13%, 11/15/2022		914	949
Jonah Energy LLC / Jonah Energy Finance			6.50%, 11/15/2021		73	75
Corp			6.75%, 09/15/2026		100	104
7.25%, 10/15/2025(f)	100	101	Southwestern Energy Co
Laredo Petroleum Inc			4.10%, 03/15/2022		150	148
5.63%, 01/15/2022	100	101	6.70%, 01/23/2025		100	102
Matador Resources Co			7.50%, 04/01/2026		100	105
6.88%, 04/15/2023	100	105	7.75%, 10/01/2027		500	523
MEG Energy Corp			Teine Energy Ltd
6.38%, 01/30/2023(f)	4,499	3,869	6.88%, 09/30/2022(f)		400	414
6.50%, 01/15/2025(f)	245	239	Transocean Inc
7.00%, 03/31/2024(f)	3,790	3,283	5.80%, 10/15/2022		197	199
Murphy Oil Corp			6.80%, 03/15/2038		954	818
4.45%, 12/01/2022	100	100	7.50%, 04/15/2031		190	181
5.75%, 08/15/2025	330	338	9.00%, 07/15/2023(f)		944	1,036
Nabors Industries Inc			Tullow Oil PLC
4.63%, 09/15/2021	150	147	6.00%, 11/01/2020(f)		150	152
5.00%, 09/15/2020	50	50	Ultra Resources Inc
5.10%, 09/15/2023	43	42	6.88%, 04/15/2022(f)		2,345	2,368
5.50%, 01/15/2023	533	533
Newfield Exploration Co
5.38%, 01/01/2026	705	745

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Packaging & Containers (continued)
Unit Corp			Crown Americas LLC / Crown Americas
6.63%, 05/15/2021	$744	$751	Capital Corp VI
Whiting Petroleum Corp			4.75%, 02/01/2026(f)	$645	$648
5.75%, 03/15/2021	947	980	Flex Acquisition Co Inc
6.25%, 04/01/2023	930	958	6.88%, 01/15/2025(f)	218	224
6.63%, 01/15/2026(f)	325	333	Graphic Packaging International LLC
WildHorse Resource Development Corp			4.88%, 11/15/2022	300	318
6.88%, 02/01/2025	600	621	Owens-Brockway Glass Container Inc
WPX Energy Inc			5.00%, 01/15/2022(f)	1,388	1,449
5.25%, 09/15/2024	695	704	5.38%, 01/15/2025(f)	200	210
6.00%, 01/15/2022	1,050	1,105	5.88%, 08/15/2023(f)	373	396
8.25%, 08/01/2023	100	115	6.38%, 08/15/2025(f)	83	92
		$63,648	Plastipak Holdings Inc
Oil & Gas Services - 0.70%			6.25%, 10/15/2025(f)	4,650	4,824
Archrock Partners LP / Archrock Partners			Reynolds Group Issuer Inc / Reynolds Group
Finance Corp			Issuer LLC / Reynolds Group Issuer
6.00%, 10/01/2022	286	290	(Luxembourg) S.A.
Bristow Group Inc			5.13%, 07/15/2023(f)	2,635	2,706
6.25%, 10/15/2022	200	169	5.75%, 10/15/2020	1,609	1,637
CSI Compressco LP / CSI Compressco			6.88%, 02/15/2021	460	467
Finance Inc			7.00%, 07/15/2024(f)	100	106
7.25%, 08/15/2022	298	294	Sealed Air Corp
Forum Energy Technologies Inc			5.13%, 12/01/2024(f)	350	370
6.25%, 10/01/2021	1,780	1,793	5.25%, 04/01/2023(f)	285	303
KCA Deutag UK Finance PLC			5.50%, 09/15/2025(f)	765	824
7.25%, 05/15/2021(f)	822	818	6.50%, 12/01/2020(f)	200	216
9.88%, 04/01/2022(f)	491	533			$24,642
McDermott International Inc			Pharmaceuticals - 1.85%
8.00%, 05/01/2021(f)	100	103	Endo Dac / Endo Finance LLC / Endo Finco
Sea Trucks Group Ltd			Inc
0.00%, 03/26/2018(a),(f)	683	246	5.88%, 10/15/2024(f)	200	203
SESI LLC			6.00%, 07/15/2023(f)	3,005	2,355
7.75%, 09/15/2024(f)	100	107	6.00%, 02/01/2025(f)	1,285	966
Transocean Phoenix 2 Ltd			Endo Finance LLC / Endo Finco Inc
7.75%, 10/15/2024(f)	90	98	5.38%, 01/15/2023(f)	1,070	835
Transocean Proteus Ltd			Valeant Pharmaceuticals International
6.25%, 12/01/2024(f)	1,279	1,346	6.75%, 08/15/2021(f)	643	636
Trinidad Drilling Ltd			7.25%, 07/15/2022(f)	650	643
6.63%, 02/15/2025(f)	246	241	Valeant Pharmaceuticals International Inc
Weatherford International Ltd			5.38%, 03/15/2020(f)	602	598
4.50%, 04/15/2022	596	563	5.50%, 03/01/2023(f)	1,582	1,416
5.13%, 09/15/2020	500	513	5.50%, 11/01/2025(f)	1,145	1,154
6.50%, 08/01/2036	169	145	5.63%, 12/01/2021(f)	250	241
6.75%, 09/15/2040	50	44	5.88%, 05/15/2023(f)	3,229	2,917
7.00%, 03/15/2038	220	197	6.13%, 04/15/2025(f)	1,400	1,253
7.75%, 06/15/2021	150	159	6.50%, 03/15/2022(f)	935	980
8.25%, 06/15/2023	100	106	7.00%, 03/15/2024(f)	502	534
9.63%, 03/01/2019	500	535	7.50%, 07/15/2021(f)	473	475
		$8,300	Vizient Inc
Packaging & Containers - 2.08%			10.38%, 03/01/2024(f)	5,970	6,731
Ardagh Packaging Finance PLC / Ardagh					$21,937
Holdings USA Inc			Pipelines - 3.38%
4.25%, 09/15/2022(f)	925	930	American Midstream Partners LP / American
6.00%, 02/15/2025(f)	1,590	1,642	Midstream Finance Corp
7.25%, 05/15/2024(f)	575	618	8.50%, 12/15/2021(f)	450	464
Ball Corp			Antero Midstream Partners LP / Antero
4.38%, 12/15/2020	510	523	Midstream Finance Corp
5.00%, 03/15/2022	1,220	1,287	5.38%, 09/15/2024	1,075	1,107
5.25%, 07/01/2025	298	316	Blue Racer Midstream LLC / Blue Racer
Berry Global Inc			Finance Corp
5.13%, 07/15/2023	1,715	1,779	6.13%, 11/15/2022(f)	330	342
5.50%, 05/15/2022	100	103	Cheniere Corpus Christi Holdings LLC
BWAY Holding Co			5.13%, 06/30/2027	1,180	1,218
5.50%, 04/15/2024(f)	1,389	1,439	5.88%, 03/31/2025	1,315	1,417
7.25%, 04/15/2025(f)	700	731	7.00%, 06/30/2024	580	660
Coveris Holdings SA			Cheniere Energy Partners LP
7.88%, 11/01/2019(f)	100	100	5.25%, 10/01/2025(f)	2,593	2,641
Crown Americas LLC / Crown Americas			Crestwood Midstream Partners LP /
Capital Corp V			Crestwood Midstream Finance Corp
4.25%, 09/30/2026	395	384	5.75%, 04/01/2025	792	818
			6.25%, 04/01/2023	695	725

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			Pipelines (continued)
DCP Midstream Operating LP			Williams Cos Inc/The (continued)
3.88%, 03/15/2023	$708	$706	7.75%, 06/15/2031	$245	$309
4.75%, 09/30/2021(f)	221	230	7.88%, 09/01/2021	200	231
4.95%, 04/01/2022	354	369			$39,937
5.35%, 03/15/2020(f)	150	156	Private Equity - 0.15%
5.60%, 04/01/2044	820	852	Icahn Enterprises LP / Icahn Enterprises
5.85%, 05/21/2043(f)	905	872	Finance Corp
3 Month LIBOR + 7.70%			5.88%, 02/01/2022	920	937
6.45%, 11/03/2036(f)	460	507	6.00%, 08/01/2020	200	205
6.75%, 09/15/2037(f)	1,105	1,251	6.25%, 02/01/2022	387	398
8.13%, 08/16/2030	320	386	6.75%, 02/01/2024	257	267
9.75%, 03/15/2019(f)	600	643
					$1,807
Energy Transfer Equity LP			Real Estate - 0.09%
5.50%, 06/01/2027	100	105	Crescent Communities LLC/Crescent
5.88%, 01/15/2024	1,565	1,694	Ventures Inc
7.50%, 10/15/2020	1,715	1,885	8.88%, 10/15/2021(f)	220	233
Genesis Energy LP / Genesis Energy Finance			Howard Hughes Corp/The
Corp			5.38%, 03/15/2025(f)	100	101
5.63%, 06/15/2024	660	645	Kennedy-Wilson Inc
6.75%, 08/01/2022	320	332	5.88%, 04/01/2024	100	103
Holly Energy Partners LP / Holly Energy			Realogy Group LLC / Realogy Co-Issuer
Finance Corp			Corp
6.00%, 08/01/2024(f)	368	385	4.50%, 04/15/2019(f)	550	556
Martin Midstream Partners LP / Martin			5.25%, 12/01/2021(f)	50	51
Midstream Finance Corp					$1,044
7.25%, 02/15/2021	340	345	REITs - 2.69%
NGPL PipeCo LLC
4.38%, 08/15/2022(f)	200	202	CyrusOne LP / CyrusOne Finance Corp
4.88%, 08/15/2027(f)	371	381	5.00%, 03/15/2024	302	308
			5.38%, 03/15/2027	342	356
Niska Gas Storage Ltd / Niska Gas Storage			Equinix Inc
Canada Finance Corp			5.38%, 01/01/2022	404	419
6.50%, 04/01/2019	50	50	5.38%, 04/01/2023	300	308
NuStar Logistics LP			5.38%, 05/15/2027	285	299
4.75%, 02/01/2022	180	184	5.75%, 01/01/2025	755	797
4.80%, 09/01/2020	565	576	5.88%, 01/15/2026	863	917
5.63%, 04/28/2027	310	324	ESH Hospitality Inc
6.75%, 02/01/2021	333	358	5.25%, 05/01/2025(f)	1,814	1,828
8.40%, 04/15/2018	115	116	Iron Mountain Inc
PBF Logistics LP / PBF Logistics Finance			4.88%, 09/15/2027(f)	396	379
Corp			5.25%, 03/15/2028(f)	480	467
6.88%, 05/15/2023	232	241	5.75%, 08/15/2024	2,245	2,251
Rockies Express Pipeline LLC			6.00%, 08/15/2023	1,450	1,511
5.63%, 04/15/2020(f)	1,125	1,182
6.00%, 01/15/2019(f)	265	271	Iron Mountain US Holdings Inc
			5.38%, 06/01/2026(f)	250	250
6.85%, 07/15/2018(f)	265	270
6.88%, 04/15/2040(f)	215	252	iStar Inc
7.50%, 07/15/2038(f)	210	251	4.63%, 09/15/2020	150	152
			5.00%, 07/01/2019	100	100
SemGroup Corp
7.25%, 03/15/2026(f)	430	445	5.25%, 09/15/2022	250	249
			6.00%, 04/01/2022	300	307
SemGroup Corp / Rose Rock Finance Corp			6.50%, 07/01/2021	500	516
5.63%, 07/15/2022	347	350	MGM Growth Properties Operating
5.63%, 11/15/2023	1,795	1,770	Partnership LP / MGP Finance Co-Issuer Inc
Summit Midstream Holdings LLC / Summit			5.63%, 05/01/2024	265	283
Midstream Finance Corp			MPT Operating Partnership LP / MPT Finance
5.50%, 08/15/2022	514	519	Corp
5.75%, 04/15/2025	1,822	1,836	5.00%, 10/15/2027	1,640	1,624
Tallgrass Energy Partners LP / Tallgrass			5.25%, 08/01/2026	1,385	1,427
Energy Finance Corp			5.50%, 05/01/2024	1,365	1,406
5.50%, 09/15/2024(f)	560	573
5.50%, 01/15/2028(f)	265	264	6.38%, 03/01/2024	1,165	1,240
			QCP SNF West/Central/East/AL REIT LLC
Targa Resources Partners LP / Targa			8.13%, 11/01/2023(f)	3,240	3,337
Resources Partners Finance Corp			RHP Hotel Properties LP / RHP Finance
4.13%, 11/15/2019	365	366	Corp
4.25%, 11/15/2023	1,335	1,315	5.00%, 04/15/2021	210	212
5.00%, 01/15/2028(f)	1,265	1,252
			Sabra Health Care LP / Sabra Capital Corp
5.13%, 02/01/2025	605	610	5.50%, 02/01/2021	1,615	1,657
5.25%, 05/01/2023	770	786	SBA Communications Corp
5.38%, 02/01/2027	100	102	4.00%, 10/01/2022(f)	200	197
6.75%, 03/15/2024	1,065	1,137	4.88%, 07/15/2022	470	481
Williams Cos Inc/The			4.88%, 09/01/2024	373	371
3.70%, 01/15/2023	575	571
5.75%, 06/24/2044	1,025	1,125
7.50%, 01/15/2031	770	963

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)			Retail (continued)
Starwood Property Trust Inc			QVC Inc
3.63%, 02/01/2021(f)	$500	$501	5.45%, 08/15/2034	$405	$400
5.00%, 12/15/2021	150	156	Rite Aid Corp
Uniti Group LP / Uniti Fiber Holdings Inc /			9.25%, 03/15/2020	50	50
CSL Capital LLC			Sally Holdings LLC / Sally Capital Inc
7.13%, 12/15/2024(f)	850	754	5.50%, 11/01/2023	50	50
Uniti Group LP / Uniti Group Finance Inc /			5.63%, 12/01/2025	275	274
CSL Capital LLC			Sonic Automotive Inc
6.00%, 04/15/2023(f)	322	313	6.13%, 03/15/2027	125	124
8.25%, 10/15/2023	6,835	6,476	Staples Inc
		$31,849	8.50%, 09/15/2025(f)	780	754
Retail - 1.81%			Suburban Propane Partners LP/Suburban
1011778 BC ULC / New Red Finance Inc			Energy Finance Corp
4.25%, 05/15/2024(f)	3,351	3,292	5.50%, 06/01/2024	100	98
4.63%, 01/15/2022(f)	390	398	Yum! Brands Inc
5.00%, 10/15/2025(f)	595	596	3.75%, 11/01/2021	510	516
Asbury Automotive Group Inc			3.88%, 11/01/2020	210	211
6.00%, 12/15/2024	100	104	6.88%, 11/15/2037	250	272
Caleres Inc					$21,420
6.25%, 08/15/2023	310	326	Semiconductors - 0.65%
Claire's Stores Inc			Amkor Technology Inc
6.13%, 03/15/2020(f)	728	499	6.38%, 10/01/2022	720	741
Cumberland Farms Inc			Micron Technology Inc
6.75%, 05/01/2025(f)	127	136	5.25%, 01/15/2024(f)	572	595
Dollar Tree Inc			5.50%, 02/01/2025	825	866
5.75%, 03/01/2023	1,730	1,808	5.63%, 01/15/2026(f)	330	347
DriveTime Automotive Group Inc /			NXP BV / NXP Funding LLC
Bridgecrest Acceptance Corp			4.13%, 06/15/2020(f)	200	204
8.00%, 06/01/2021(f)	230	228	4.13%, 06/01/2021(f)	1,385	1,416
Ferrellgas LP / Ferrellgas Finance Corp			4.63%, 06/15/2022(f)	762	794
6.50%, 05/01/2021	300	291	4.63%, 06/01/2023(f)	100	104
6.75%, 01/15/2022	250	241	Qorvo Inc
Ferrellgas Partners LP / Ferrellgas Partners			6.75%, 12/01/2023	294	313
Finance Corp			Sensata Technologies BV
8.63%, 06/15/2020	500	445	5.00%, 10/01/2025(f)	596	618
FirstCash Inc			Sensata Technologies UK Financing Co PLC
5.38%, 06/01/2024(f)	114	119	6.25%, 02/15/2026(f)	1,203	1,293
GameStop Corp			STATS ChipPAC Pte Ltd
6.75%, 03/15/2021(f)	200	207	8.50%, 11/24/2020(f)	400	421
Gap Inc/The					$7,712
5.95%, 04/12/2021	750	802	Software - 2.37%
Golden Nugget Inc			Blackboard Inc
6.75%, 10/15/2024(f)	1,161	1,200	9.75%, 10/15/2021(f)	200	182
8.75%, 10/01/2025(f)	100	107	BMC Software Finance Inc
Group 1 Automotive Inc			8.13%, 07/15/2021(f)	500	501
5.00%, 06/01/2022	50	51	Boxer Parent Co Inc
5.25%, 12/15/2023(f)	280	288	9.00%, PIK 9.75%, 10/15/2019(f),(g),(j)	50	50
KFC Holding Co/Pizza Hut Holdings			Camelot Finance SA
LLC/Taco Bell of America LLC			7.88%, 10/15/2024(f)	835	889
4.75%, 06/01/2027(f)	1,090	1,082	CDK Global Inc
5.00%, 06/01/2024(f)	100	101	3.80%, 10/15/2019	100	101
5.25%, 06/01/2026(f)	1,135	1,158	4.88%, 06/01/2027(f)	100	100
L Brands Inc			Change Healthcare Holdings LLC / Change
5.63%, 02/15/2022	150	158	Healthcare Finance Inc
5.63%, 10/15/2023	500	532	5.75%, 03/01/2025(f)	100	102
6.63%, 04/01/2021	100	108	CURO Financial Technologies Corp
6.75%, 07/01/2036	450	453	12.00%, 03/01/2022(f)	365	405
6.88%, 11/01/2035	361	369	First Data Corp
7.00%, 05/01/2020	200	215	5.00%, 01/15/2024(f)	2,370	2,432
8.50%, 06/15/2019	50	54	5.38%, 08/15/2023(f)	100	103
Neiman Marcus Group Ltd LLC			5.75%, 01/15/2024(f)	1,282	1,325
8.00%, 10/15/2021(f)	800	510	7.00%, 12/01/2023(f)	2,393	2,520
New Albertson's Inc			Genesys Telecommunications Laboratories
6.63%, 06/01/2028	325	261	Inc/Greeneden Lux 3 Sarl
7.75%, 06/15/2026	310	281	10.00%, 11/30/2024(f)	987	1,091
8.00%, 05/01/2031	300	268	Infor Software Parent LLC / Infor Software
8.70%, 05/01/2030	165	155	Parent Inc
Penske Automotive Group Inc			7.13%, PIK 7.88%, 05/01/2021(f),(g),(j)	1,758	1,793
5.50%, 05/15/2026	611	622	Infor US Inc
PetSmart Inc			5.75%, 08/15/2020(f)	216	222
5.88%, 06/01/2025(f)	592	456	6.50%, 05/15/2022	937	966
7.13%, 03/15/2023(f)	805	506
8.88%, 06/01/2025(f)	385	244

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Software (continued)			Telecommunications (continued)
Informatica LLC			Hughes Satellite Systems Corp	(continued)
7.13%, 07/15/2023(f)	$375	$386	6.63%, 08/01/2026		$320	$338
j2 Cloud Services LLC / j2 Global Co-Obligor			7.63%, 06/15/2021		320	350
Inc			Intelsat Jackson Holdings SA
6.00%, 07/15/2025(f)	1,124	1,188	5.50%, 08/01/2023		1,715	1,346
MSCI Inc			7.25%, 10/15/2020		852	743
4.75%, 08/01/2026(f)	385	393	7.50%, 04/01/2021		1,185	1,009
5.25%, 11/15/2024(f)	1,600	1,666	8.00%, 02/15/2024(f)		1,180	1,239
5.75%, 08/15/2025(f)	1,035	1,097	9.50%, 09/30/2022(f)		400	458
Nuance Communications Inc			Intelsat Luxembourg SA
5.38%, 08/15/2020(f)	340	343	7.75%, 06/01/2021		700	317
5.63%, 12/15/2026	405	418	8.13%, 06/01/2023		565	242
6.00%, 07/01/2024	1,435	1,520	Koninklijke KPN NV
Open Text Corp			7.00%, 03/28/2073(f)		100	113
5.63%, 01/15/2023(f)	235	245	USSW10 Index Spread + 5.33%
5.88%, 06/01/2026(f)	1,979	2,083	Level 3 Financing Inc
Quintiles IMS Inc			5.13%, 05/01/2023		1,197	1,200
4.88%, 05/15/2023(f)	100	103	5.25%, 03/15/2026		380	373
5.00%, 10/15/2026(f)	1,075	1,096	5.38%, 08/15/2022		420	426
Rackspace Hosting Inc			5.38%, 01/15/2024		1,502	1,495
8.63%, 11/15/2024(f)	2,180	2,319	5.38%, 05/01/2025		883	879
RP Crown Parent LLC			5.63%, 02/01/2023		100	101
7.38%, 10/15/2024(f)	697	733	6.13%, 01/15/2021		50	51
Solera LLC / Solera Finance Inc			Nokia OYJ
10.50%, 03/01/2024(f)	615	690	3.38%, 06/12/2022		420	411
SS&C Technologies Holdings Inc			4.38%, 06/12/2027		220	214
5.88%, 07/15/2023	400	419	5.38%, 05/15/2019		50	51
Veritas US Inc / Veritas Bermuda Ltd			6.63%, 05/15/2039		216	237
10.50%, 02/01/2024(f)	500	509	Plantronics Inc
		$27,990	5.50%, 05/31/2023(f)		336	348
Telecommunications - 6.42%			Qwest Capital Funding Inc
Anixter Inc			6.88%, 07/15/2028		379	335
5.13%, 10/01/2021	100	105	7.75%, 02/15/2031		305	275
C&W Senior Financing DAC			Qwest Corp
6.88%, 09/15/2027(f)	100	105	6.88%, 09/15/2033		1,360	1,330
CenturyLink Inc			SoftBank Group Corp
5.63%, 04/01/2020	300	304	4.50%, 04/15/2020(f)		1,883	1,914
5.80%, 03/15/2022	200	195	Sprint Capital Corp
6.45%, 06/15/2021	100	102	6.88%, 11/15/2028		167	173
6.75%, 12/01/2023	100	97	6.90%, 05/01/2019		200	208
6.88%, 01/15/2028	4,870	4,505	8.75%, 03/15/2032		593	701
7.50%, 04/01/2024	100	101	Sprint Communications Inc
7.65%, 03/15/2042	400	350	6.00%, 11/15/2022		559	556
Cincinnati Bell Inc			7.00%, 03/01/2020(f)		914	976
7.00%, 07/15/2024(f)	629	607	7.00%, 08/15/2020		474	500
Citizens Communications Co			9.00%, 11/15/2018(f)		510	533
7.13%, 03/15/2019	600	605	11.50%, 11/15/2021		374	453
CommScope Inc			Sprint Corp
5.50%, 06/15/2024(f)	662	686	7.13%, 06/15/2024		3,843	3,898
CommScope Technologies LLC			7.25%, 09/15/2021		1,388	1,475
5.00%, 03/15/2027(f)	380	379	7.63%, 02/15/2025		832	863
6.00%, 06/15/2025(f)	1,370	1,442	7.88%, 09/15/2023		2,995	3,172
Embarq Corp			Telecom Italia Capital SA
8.00%, 06/01/2036	4,984	4,822	6.00%, 09/30/2034		1,267	1,410
Frontier Communications Corp			6.38%, 11/15/2033		458	527
6.25%, 09/15/2021	875	717	7.20%, 07/18/2036		400	497
6.88%, 01/15/2025	100	63	7.72%, 06/04/2038		550	716
7.13%, 01/15/2023	490	332	Telefonaktiebolaget LM Ericsson
7.63%, 04/15/2024	605	399	4.13%, 05/15/2022		100	100
8.13%, 10/01/2018	370	377	Telesat Canada / Telesat LLC
8.50%, 04/15/2020	340	332	8.88%, 11/15/2024(f)		100	111
8.75%, 04/15/2022	150	117	T-Mobile USA Inc
9.00%, 08/15/2031	2,268	1,480	4.50%, 02/01/2026		340	342
9.25%, 07/01/2021	756	680	4.75%, 02/01/2028		360	361
11.00%, 09/15/2025	6,029	4,710	6.00%, 03/01/2023		2,192	2,294
10.50%, 09/15/2022	719	594	6.00%, 04/15/2024		1,157	1,230
GTT Communications Inc			6.38%, 03/01/2025		1,542	1,640
7.88%, 12/31/2024(f)	6,120	6,548	6.50%, 01/15/2024		312	332
HC2 Holdings Inc			6.63%, 04/01/2023		773	803
11.00%, 12/01/2019(f)	180	185	6.84%, 04/28/2023		363	379
Hughes Satellite Systems Corp
5.25%, 08/01/2026	850	858
6.50%, 06/15/2019	538	563

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's) Value (000's)		(continued)	Amount (000's)	Value (000's)
Telecommunications (continued)			Automobile Parts & Equipment - 0.39%
Trilogy International Partners LLC / Trilogy			Truck Hero Inc
International Finance Inc			9.89%, 05/16/2025(k)	$4,530	$4,575
8.88%, 05/01/2022(f)	$200	$204	US LIBOR + 4.00%
ViaSat Inc
5.63%, 09/15/2025(f)	305	303	Commercial Services - 0.05%
West Corp			ServiceMaster Co LLC/The
5.38%, 07/15/2022(f)	100	100	4.07%, 11/08/2023(k)	621	624
Wind Tre SpA			US LIBOR + 2.50%
5.00%, 01/20/2026(f)	1,985	1,802
Windstream Services LLC / Windstream			Computers - 0.48%
Finance Corp			Harland Clarke Holdings Corp
6.38%, 08/01/2023(f)	1,389	781	6.44%, 11/03/2023(k)	346	350
7.75%, 10/15/2020	320	274	US LIBOR + 4.75%
8.63%, 10/31/2025(f)	76	71	Optiv Security Inc
		$75,940	4.62%, 02/01/2024(k)	3,371	3,201
Textiles - 0.01%			US LIBOR + 3.25%
Springs Industries Inc			8.62%, 01/13/2025(k)	1,690	1,545
6.25%, 06/01/2021	100	102	US LIBOR + 7.25%
			Presidio LLC
Transportation - 0.24%			4.44%, 02/02/2024(k)	353	355
Bluewater Holding BV			US LIBOR + 2.75%
10.81%, PIK 10.81%, 12/10/2019(f),(g),(j)	201	203	TierPoint LLC
CEVA Group PLC			8.82%, 05/05/2025(k)	280	281
9.00%, 09/01/2021(f)	500	481	US LIBOR + 7.25%
Global Ship Lease Inc					$5,732
9.88%, 11/15/2022(f)	500	512	Cosmetics & Personal Care - 0.32%
Hornbeck Offshore Services Inc			Wellness Merger Sub Inc
5.00%, 03/01/2021	400	233	10.45%, 06/27/2025(k)	3,770	3,761
5.88%, 04/01/2020	200	141
Navios Maritime Holdings Inc / Navios			Electric - 0.07%
Maritime Finance II US Inc			Calpine Corp
7.38%, 01/15/2022(f)	100	82	4.20%, 01/15/2023(k)	583	585
Teekay Corp			US LIBOR + 2.50%
8.50%, 01/15/2020	250	260	Vistra Operations Co LLC
XPO Logistics Inc			4.31%, 12/13/2023(k)	227	228
6.13%, 09/01/2023(f)	155	164	US LIBOR + 2.75%
6.50%, 06/15/2022(f)	705	734			$813
		$2,810	Electronics - 0.16%
Trucking & Leasing - 0.64%			Lully Finance LLC
Fortress Transportation & Infrastructure			10.06%, 10/16/2023(k)	1,880	1,852
Investors LLC			US LIBOR + 8.50%
6.75%, 03/15/2022(f)	400	419
Park Aerospace Holdings Ltd			Entertainment - 0.11%
4.50%, 03/15/2023(f)	732	699	Cowlitz Tribal Gaming Authority
5.25%, 08/15/2022(f)	3,928	3,879	12.07%, 10/02/2020(k)	825	915
5.50%, 02/15/2024(f)	2,567	2,541	US LIBOR + 10.50%
		$7,538	SeaWorld Parks & Entertainment Inc
TOTAL BONDS		$1,035,280	4.69%, 04/02/2023(k)	416	415
SENIOR FLOATING RATE INTERESTS -	Principal		US LIBOR + 3.00%
9.04%	Amount (000's) Value (000's)				$1,330
Advertising - 0.73%			Healthcare - Services - 2.08%
Advantage Sales & Marketing Inc			BCPE Eagle Buyer LLC
8.66%, 07/25/2022(k)	$1,415	$1,320	9.64%, 03/16/2025(k)	6,940	6,871
US LIBOR + 6.50%			US LIBOR + 8.00%
Getty Images Inc			Envision Healthcare Corp
5.19%, 10/03/2019(k)	7,690	7,279	4.57%, 12/01/2023(k)	530	532
US LIBOR + 3.50%			US LIBOR + 3.00%
		$8,599	Heartland Dental LLC
			10.07%, 07/26/2024(k)	2,630	2,655
Aerospace & Defense - 0.04%
Jazz Acquisition Inc			US LIBOR + 8.50%
8.44%, 06/19/2022(k)	530	498	Opal Acquisition Inc
			5.69%, 11/20/2020(k)	3,361	3,251
US LIBOR + 6.75%
			US LIBOR + 4.00%
Agriculture - 0.34%			Tennessee Merger Sub Inc
			4.32%, 02/06/2024(k)	980	960
NVA Holdings Inc/United States
8.69%, 08/14/2022(k)	3,950	3,975	US LIBOR + 2.75%
US LIBOR + 7.00%			US Renal Care Inc
			9.69%, 11/17/2023(k)	10,340	10,366
			US LIBOR + 8.00%
					$24,635

See accompanying notes.

Schedule of Investments High Yield Fund I

January 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Internet - 0.27%			Software (continued)
MH Sub I LLC			Rackspace Hosting Inc
9.09%, 09/15/2025(k)	$3,200	$3,211	4.38%, 11/03/2023(k)	$280	$282
US LIBOR + 7.50%			US LIBOR + 3.00%
					$11,966
Investment Companies - 0.32%			Telecommunications - 0.05%
Masergy Holdings Inc			CenturyLink Inc
10.19%, 12/16/2024(k)	3,700	3,742	4.32%, 01/31/2025(k)	655	645
US LIBOR + 8.50%			US LIBOR + 2.75%

Machinery - Diversified - 0.20%			TOTAL SENIOR FLOATING RATE INTERESTS		$106,903
Engineered Machinery Holdings Inc			Total Investments		$1,166,828
8.94%, 07/25/2025(k)	2,118	2,129
			Other Assets and Liabilities - 1.38%		$16,281
US LIBOR + 7.25%			TOTAL NET ASSETS - 100.00%		$1,183,109
8.94%, 07/25/2025(k)	212	213
US LIBOR + 7.25%
		$2,342	(a) Non-income producing security
Media - 0.10%			(b) Restricted Security. Please see Restricted Security Sub-Schedule for more
Univision Communications Inc			information.
4.32%, 03/15/2024(k)	1,209	1,209	(c) The value of these investments was determined using significant
US LIBOR + 2.75%			unobservable inputs.
			(d) Fair value of these investments is determined in good faith by the Manager
Metal Fabrication & Hardware - 0.35%			under procedures established and periodically reviewed by the Board of
Crosby US Acquisition Corp			Directors. Certain inputs used in the valuation may be unobservable;
4.45%, 11/06/2020(k)	4,229	4,153	however, each security is evaluated individually for purposes of ASC 820
US LIBOR + 3.00%			which results in not all securities being identified as Level 3 of the fair
			value hierarchy. At the end of the period, the fair value of these securities
Miscellaneous Manufacturers - 0.54%			totaled $12,828 or 1.08% of net assets.
UTEX Industries Inc			(e) Affiliated Security. Security is either an affiliate (and registered under the
5.57%, 08/04/2025(k)	4,638	4,576	Investment Company Act of 1940) or an affiliate as defined by the
US LIBOR + 4.00%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
8.82%, 05/22/2022(k)	1,820	1,766	outstanding voting shares of the security). Please see affiliated sub-
US LIBOR + 7.25%			schedule for transactional information.
		$6,342	(f) Security exempt from registration under Rule 144A of the Securities Act of
Packaging & Containers - 0.74%			1933. These securities may be resold in transactions exempt from
Berlin Packaging LLC			registration, normally to qualified institutional buyers. At the end of the
8.32%, 10/01/2022(k)	1,395	1,405	period, the value of these securities totaled $533,867 or 45.12% of net
US LIBOR + 6.75%			assets.
FPC Holdings Inc			(g) Certain variable rate securities are not based on a published reference
5.69%, 11/15/2019(k)	6,660	6,639	rate and spread but are determined by the issuer or agent and are based
US LIBOR + 4.00%			on current market conditions. These securities do not indicate a reference
Reynolds Group Holdings Inc			rate and spread in their description.
4.32%, 02/05/2023(k)	688	693	(h) Perpetual security. Perpetual securities pay an indefinite stream of
US LIBOR + 2.75%			interest, but they may be called by the issuer at an earlier date.
		$8,737	(i) Rate shown is the rate in effect as of period end. The rate may be based on
Pharmaceuticals - 0.42%			a fixed rate and may convert to a variable rate or floating rate in the
Lanai Holdings III Inc			future.
9.98%, 08/14/2023(k)	5,170	4,912	(j) Payment in kind; the issuer has the option of paying additional securities
US LIBOR + 8.50%			in lieu of cash.
			(k) Rate information disclosed is based on an average weighted rate as of
Retail - 0.27%			January 31, 2018.
Bass Pro Group LLC
6.57%, 09/25/2024(k)	389	391
US LIBOR + 5.00%
General Nutrition Centers Inc			Portfolio Summary (unaudited)
3.76%, 03/04/2018(k)	573	511	Sector		Percent
US LIBOR + 2.50%			Consumer, Non-cyclical		19.85%
PFS Holding Corp			Communications		17.62%
5.08%, 01/31/2021(k)	3,354	2,348	Consumer, Cyclical		10.50%
US LIBOR + 3.50%			Financial		10.41%
		$3,250	Energy		10.33%
Software - 1.01%			Industrial		9.73%
Evergreen Skills Lux Sarl			Basic Materials		7.61%
6.32%, 04/23/2021(k)	6,840	6,689	Technology		6.22%
US LIBOR + 4.75%			Utilities		3.13%
9.82%, 04/28/2022(k)	3,787	3,401	Investment Companies		2.08%
US LIBOR + 8.25%			Diversified		1.14%
First Data Corp			Other Assets and Liabilities		1.38%
3.81%, 07/08/2022(k)	1,584	1,594	TOTAL NET ASSETS		100.00%
US LIBOR + 2.25%

See accompanying notes.

Schedule of Investments
High Yield Fund I
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases	Sales		January 31, 2018
	Value		Cost	Proceeds		Value
Principal Government Money Market Fund	$ —		$64,516	$39,905		$24,611
	$ —		$64,516	$39,905		$24,611

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$27	$—			$—	$—
	$27	$—			$—	$—

Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost		Value		Percent of Net Assets
General Motors Co			01/31/2013			$—		$—		0.00%
General Motors Co			01/31/2013			—		—		0.00%
General Motors Co			01/31/2013			—		—		0.00%
General Motors Co			01/31/2013			—		—		0.00%
General Motors Co			04/11/2013			—		—		0.00%
General Motors Co			04/11/2013			—		—		0.00%
General Motors Co			01/31/2013			—		—		0.00%
General Motors Co			04/11/2013			—		—		0.00%
General Motors Co			04/11/2013			—		—		0.00%
Goodman Networks Inc			06/01/2017			—		—		0.00%
Goodman Networks Inc			06/01/2017			—		18		0.00%
Neebo, Inc - Warrants			07/05/2012			—		—		0.00%
Neebo, Inc - Warrants			07/05/2012			—		—		0.00%
SportsNet New York			12/27/2017			4,068		4,130		0.35%
Total								$4,148		0.35%

Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied
	Credit Spread		(Pay)/					Unrealized
	as of January		Receive	Payment		Notional	Upfront	Appreciation/
Reference Entity	31, 2018	(a)	Fixed Rate	Frequency	Maturity Date	Amount (b)	Payments/(Receipts)	(Depreciation)		Fair Value (c)
CDX. HY.29	N/A		5.00%%	Quarterly	10/20/2022	$17,500	$1,468	$(4	) $	1,464
Total							$1,468	$(4	) $	1,464

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $17,500.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Income Fund
January 31, 2018 (unaudited)

COMMON STOCKS - 1.35%	Shares Held	Value (000's)		Principal
Diversified Financial Services - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Adelphia Recovery Trust (a),(b)	658,740	$1	Banks (continued)
			Cullen/Frost Bankers Inc
Oil & Gas - 0.63%			4.50%, 03/17/2027	$7,000	$7,145
Linn Energy Inc (c)	258,490	10,210	Goldman Sachs Group Inc/The
W&T Offshore Inc (c)	2,148,775	10,400	3.50%, 11/16/2026	9,000	8,871
		$20,610	3.63%, 01/22/2023	4,000	4,069
Transportation - 0.72%			5.25%, 07/27/2021	13,000	13,965
Trailer Bridge Inc (a),(b),(c)	152,807	23,525	JPMorgan Chase & Co
			3.25%, 09/23/2022	5,000	5,049
TOTAL COMMON STOCKS		$44,136	3.63%, 05/13/2024	15,000	15,308
INVESTMENT COMPANIES - 2.99%	Shares Held	Value (000's)	3.90%, 07/15/2025	5,000	5,177
			7.90%, 04/29/2049(f),(g)	7,000	7,096
Money Market Funds - 2.99%			3 Month LIBOR + 3.47%
Principal Government Money Market Fund (d)	97,556,597	97,557
			Morgan Stanley
TOTAL INVESTMENT COMPANIES		$97,557	2.65%, 01/27/2020	5,000	4,999
	Principal		3.95%, 04/23/2027	10,000	10,069
BONDS - 62.30%	Amount (000's)	Value (000's)	4.00%, 07/23/2025	5,000	5,161
Airlines - 0.26%			4.88%, 11/01/2022	2,000	2,133
United Airlines 2013-1 Class A Pass Through			5.50%, 07/28/2021	5,000	5,405
Trust			PNC Bank NA
4.30%, 02/15/2027	$8,208	$8,618	2.95%, 01/30/2023	5,000	4,944
			2.95%, 02/23/2025	10,000	9,791
Apparel - 0.38%			3.10%, 10/25/2027	4,750	4,628
Under Armour Inc			PNC Financial Services Group Inc/The
			6.75%, 07/29/2049(f),(g)	18,000	19,642
3.25%, 06/15/2026	14,250	12,470	3 Month LIBOR + 3.68%
Automobile Floor Plan Asset Backed Securities - 1.80%			SunTrust Bank/Atlanta GA
Ally Master Owner Trust			2.75%, 05/01/2023	15,000	14,664
1.99%, 06/15/2022	15,000	15,073	3.30%, 05/15/2026	5,000	4,858
1 Month LIBOR + 0.43%			SunTrust Banks Inc
BMW Floorplan Master Owner Trust			2.70%, 01/27/2022	9,000	8,884
2.06%, 07/15/2020(e)	13,500	13,527	US Bancorp
1 Month LIBOR + 0.50%			2.95%, 07/15/2022	5,000	4,990
Ford Credit Floorplan Master Owner Trust A			3.00%, 03/15/2022	2,000	2,011
2.46%, 02/15/2021	15,000	15,121	3.60%, 09/11/2024	9,500	9,697
1 Month LIBOR + 0.90%			4.13%, 05/24/2021	3,000	3,129
Mercedes-Benz Master Owner Trust			US Bank NA/Cincinnati OH
1.94%, 04/15/2020(e)	15,000	15,010	2.80%, 01/27/2025	5,000	4,870
1 Month LIBOR + 0.38%			Wells Fargo & Co
			3.07%, 01/24/2023	16,000	16,009
		$58,731	7.98%, 12/31/2049(f),(g)	15,000	15,167
Automobile Manufacturers - 1.77%			3 Month LIBOR + 3.77%
American Honda Finance Corp
1.60%, 02/16/2018(e)	10,000	10,000			$320,886
1.72%, 11/19/2018	19,000	19,037	Beverages - 1.21%
3 Month LIBOR + 0.28%			Anheuser-Busch InBev Finance Inc
2.30%, 09/09/2026	4,750	4,408	3.65%, 02/01/2026	7,500	7,590
3.80%, 09/20/2021(e)	10,000	10,362	4.70%, 02/01/2036	11,500	12,692
Ford Motor Credit Co LLC			Anheuser-Busch InBev Worldwide Inc
4.39%, 01/08/2026	9,500	9,703	2.50%, 07/15/2022	9,000	8,808
General Motors Co			7.75%, 01/15/2019	10,000	10,508
4.88%, 10/02/2023	4,000	4,249			$39,598
		$57,759	Biotechnology - 1.70%
Banks - 9.82%			Amgen Inc
Bank of America Corp			3.63%, 05/15/2022	4,500	4,616
2.88%, 04/24/2023(f)	15,000	14,867	3.88%, 11/15/2021	13,000	13,437
3 Month LIBOR + 1.02%			Celgene Corp
3.88%, 08/01/2025	7,000	7,246	3.45%, 11/15/2027	5,000	4,889
5.40%, 12/31/2049(f),(g)	4,000	4,054	Gilead Sciences Inc
3 Month LIBOR + 3.63%			3.50%, 02/01/2025	4,750	4,822
6.50%, 07/15/2018	2,000	2,039	3.65%, 03/01/2026	18,000	18,405
6.75%, 06/01/2028	2,000	2,485	4.40%, 12/01/2021	9,000	9,491
8.13%, 12/29/2049(f),(g)	10,000	10,190			$55,660
3 Month LIBOR + 3.64%			Chemicals - 1.56%
Bank of New York Mellon Corp/The			Airgas Inc
2.20%, 08/16/2023	9,500	9,093	1.65%, 02/15/2018	13,500	13,499
2.60%, 08/17/2020	9,500	9,515	2.38%, 02/15/2020	7,000	6,976
2.80%, 05/04/2026	4,500	4,308	3.65%, 07/15/2024	6,750	6,900
3.00%, 10/30/2028	7,000	6,648	Westlake Chemical Corp
Citigroup Inc			3.60%, 08/15/2026	11,500	11,446
3.88%, 03/26/2025	20,000	20,153	4.63%, 02/15/2021	9,250	9,481
4.45%, 09/29/2027	8,000	8,343	4.88%, 05/15/2023	2,500	2,572
4.50%, 01/14/2022	4,000	4,214			$50,874

See accompanying notes.

     Schedule of Investments Income Fund January 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Commercial Services - 0.54%			Electric (continued)
ERAC USA Finance LLC			Tucson Electric Power Co	(continued)
3.30%, 10/15/2022(e)	$2,000	$2,001	5.15%, 11/15/2021		$3,000	$3,215
4.50%, 08/16/2021(e)	6,000	6,265
7.00%, 10/15/2037(e)	7,000	9,230				$210,666
			Electronics - 0.60%
		$17,496	Corning Inc
Computers - 0.69%			2.90%, 05/15/2022		5,000	4,935
Apple Inc			4.25%, 08/15/2020		10,000	10,365
2.40%, 05/03/2023	13,000	12,647	4.75%, 03/15/2042		4,000	4,353
3.25%, 02/23/2026	10,000	9,986				$19,653
		$22,633	Environmental Control - 1.30%
Credit Card Asset Backed Securities - 0.25%			Advanced Disposal Services Inc
Cabela's Credit Card Master Note Trust			5.63%, 11/15/2024(e)		11,500	11,874
2.23%, 07/17/2023	8,000	8,086	Republic Services Inc
1 Month LIBOR + 0.67%			3.20%, 03/15/2025		10,000	9,868
			3.55%, 06/01/2022		6,000	6,106
Diversified Financial Services - 1.05%			3.80%, 05/15/2018		2,000	2,010
GE Capital International Funding Co			5.00%, 03/01/2020		12,000	12,552
Unlimited Co						$42,410
2.34%, 11/15/2020	1,659	1,636	Food - 0.60%
Jefferies Finance LLC / JFIN Co-Issuer Corp			Kraft Heinz Foods Co
7.38%, 04/01/2020(e)	3,750	3,825
			3.50%, 07/15/2022		5,000	5,051
Jefferies Group LLC			3.95%, 07/15/2025		14,500	14,680
5.13%, 04/13/2018	5,000	5,028				$19,731
5.13%, 01/20/2023	1,500	1,606	Gas - 0.06%
6.25%, 01/15/2036	9,000	10,190	NiSource Inc
8.50%, 07/15/2019	4,000	4,329	3.85%, 02/15/2023		2,000	2,057
Jefferies Group LLC / Jefferies Group Capital
Finance Inc			Healthcare - Services - 2.46%
4.15%, 01/23/2030	6,000	5,852	Encompass Health Corp
4.85%, 01/15/2027	1,750	1,838	5.75%, 11/01/2024		7,000	7,140
		$34,304	5.75%, 09/15/2025		1,000	1,034
Electric - 6.45%			HCA Inc
Black Hills Corp			5.88%, 05/01/2023		4,500	4,826
3.15%, 01/15/2027	7,500	7,167	7.50%, 02/15/2022		3,000	3,368
Entergy Louisiana LLC			7.50%, 11/06/2033		1,700	1,891
3.25%, 04/01/2028	8,000	7,854	Roche Holdings Inc
Entergy Texas Inc			2.03%, 09/30/2019(e)		31,000	31,122
2.55%, 06/01/2021	14,500	14,261	3 Month LIBOR + 0.34%
GenOn Americas Generation LLC			Surgery Center Holdings Inc
0.00%, 10/01/2021(c)	12,500	11,969	6.75%, 07/01/2025(e)		3,000	2,891
GenOn Energy Inc			8.88%, 04/15/2021(e)		27,000	28,181
0.00%, 10/15/2020(c)	8,550	6,840
						$80,453
LG&E & KU Energy LLC			Housewares - 0.33%
3.75%, 11/15/2020	5,000	5,122	Newell Brands Inc
4.38%, 10/01/2021	5,000	5,229	3.85%, 04/01/2023		6,000	6,114
Louisville Gas & Electric Co			4.20%, 04/01/2026		4,500	4,587
3.30%, 10/01/2025	3,000	3,008
Metropolitan Edison Co						$10,701
3.50%, 03/15/2023(e)	9,000	9,085	Insurance - 1.89%
Monongahela Power Co			Berkshire Hathaway Inc
3.55%, 05/15/2027(e)	5,000	5,018	3.00%, 02/11/2023		5,000	5,035
Oncor Electric Delivery Co LLC			3.75%, 08/15/2021		5,000	5,196
2.95%, 04/01/2025	4,000	3,919	Fidelity National Financial Inc
7.00%, 09/01/2022	17,000	19,828	5.50%, 09/01/2022		5,000	5,445
PacifiCorp			First American Financial Corp
5.25%, 06/15/2035	5,000	5,955	4.30%, 02/01/2023		20,000	20,301
6.25%, 10/15/2037	2,000	2,663	4.60%, 11/15/2024		5,000	5,088
Solar Star Funding LLC			Prudential Financial Inc
3.95%, 06/30/2035(e)	6,581	6,338	4.50%, 11/16/2021		2,000	2,117
5.38%, 06/30/2035(e)	14,753	15,889	5.38%, 06/21/2020		2,000	2,126
			7.38%, 06/15/2019		4,000	4,264
Southwestern Electric Power Co			8.88%, 06/15/2068(f)		12,000	12,255
2.75%, 10/01/2026	10,000	9,442	3 Month LIBOR + 5.00%
3.55%, 02/15/2022	12,000	12,204
3.85%, 02/01/2048	7,000	6,932				$61,827
Talen Energy Supply LLC			Internet - 0.44%
4.60%, 12/15/2021	11,000	10,401	Amazon.com Inc
			4.05%, 08/22/2047(e)		14,000	14,526
TransAlta Corp
4.50%, 11/15/2022	18,000	18,252
6.90%, 05/15/2018	4,000	4,047	Iron & Steel - 1.02%
Tucson Electric Power Co			Allegheny Technologies Inc
3.05%, 03/15/2025	2,000	1,929	5.95%, 01/15/2021		17,000	17,553
3.85%, 03/15/2023	14,000	14,099	7.88%, 08/15/2023		14,250	15,667
						$33,220

See accompanying notes.

     Schedule of Investments Income Fund January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.15%			Oil & Gas Services (continued)
Royal Caribbean Cruises Ltd			Weatherford International Ltd
7.25%, 03/15/2018	$5,000	$5,023	4.50%, 04/15/2022	$16,500	$15,592
			5.13%, 09/15/2020	14,000	14,350
Lodging - 0.13%					$70,753
Boyd Gaming Corp			Other Asset Backed Securities - 2.16%
6.88%, 05/15/2023	4,000	4,230	Drug Royalty II LP 2
			3.48%, 07/15/2023(e)	5,919	5,891
Media - 2.21%			Drug Royalty III LP 1
21st Century Fox America Inc			3.60%, 04/15/2027(e)	3,590	3,547
4.50%, 02/15/2021	5,000	5,277	3.86%, 04/15/2027(e)	3,191	3,191
6.40%, 12/15/2035	8,000	10,512	3 Month LIBOR + 2.50%
Comcast Corp			3.98%, 04/15/2027(e)	4,162	4,143
2.85%, 01/15/2023	10,000	9,965	PFS Financing Corp
3.13%, 07/15/2022	2,000	2,023	2.14%, 03/15/2021(e)	16,000	16,037
3.30%, 02/01/2027	10,000	9,863	1 Month LIBOR + 0.58%
5.15%, 03/01/2020	2,000	2,111	2.18%, 04/15/2020(e)	9,000	9,008
NBCUniversal Enterprise Inc			1 Month LIBOR + 0.62%
2.41%, 04/15/2018(e)	3,000	3,004	Trafigura Securitisation Finance PLC 2017-1
3 Month LIBOR + 0.69%			2.41%, 12/15/2020(e)	16,000	16,116
Time Warner Cable LLC			1 Month LIBOR + 0.85%
4.00%, 09/01/2021	2,000	2,039	Verizon Owner Trust 2017-3
4.13%, 02/15/2021	2,000	2,045	1.83%, 04/20/2022(e)	12,500	12,520
5.00%, 02/01/2020	2,000	2,077	1 Month LIBOR + 0.27%
6.55%, 05/01/2037	6,000	7,074			$70,453
6.75%, 06/15/2039	5,500	6,533	Packaging & Containers - 0.28%
7.30%, 07/01/2038	7,750	9,686	Sealed Air Corp
		$72,209	5.50%, 09/15/2025(e)	2,000	2,155
Miscellaneous Manufacturers - 0.42%			6.88%, 07/15/2033(e)	6,000	6,915
General Electric Co					$9,070
2.59%, 03/15/2023	13,000	13,065	Pharmaceuticals - 0.42%
3 Month LIBOR + 1.00%			AbbVie Inc
5.30%, 02/11/2021	573	610	2.90%, 11/06/2022	13,750	13,628
		$13,675
Oil & Gas - 4.68%			Pipelines - 3.16%
Andeavor			Buckeye Partners LP
5.38%, 10/01/2022	8,750	9,017	3.95%, 12/01/2026	10,000	9,659
BG Energy Capital PLC			4.15%, 07/01/2023	10,000	10,134
4.00%, 10/15/2021(e)	11,500	11,965	4.35%, 10/15/2024	7,500	7,615
BP Capital Markets PLC			Columbia Pipeline Group Inc
2.50%, 11/06/2022	3,000	2,953	4.50%, 06/01/2025	11,000	11,606
3.12%, 05/04/2026	7,000	6,914	El Paso Natural Gas Co LLC
3.25%, 05/06/2022	4,000	4,071	7.50%, 11/15/2026	9,500	11,640
4.75%, 03/10/2019	14,000	14,378	NGPL PipeCo LLC
Canadian Natural Resources Ltd			4.88%, 08/15/2027(e)	500	514
3.80%, 04/15/2024	7,000	7,109	Plains All American Pipeline LP / PAA
Helmerich & Payne International Drilling Co			Finance Corp
4.65%, 03/15/2025	7,000	7,352	4.50%, 12/15/2026	13,000	13,326
Nabors Industries Inc			Southeast Supply Header LLC
5.00%, 09/15/2020	14,000	14,140	4.25%, 06/15/2024(e)	14,000	14,333
5.10%, 09/15/2023	5,000	4,862	Southern Natural Gas Co LLC
5.50%, 01/15/2023	9,000	9,000	8.00%, 03/01/2032	4,000	5,408
Petro-Canada			Tennessee Gas Pipeline Co LLC
9.25%, 10/15/2021	8,500	10,294	8.38%, 06/15/2032	2,000	2,596
Phillips 66			TransCanada PipeLines Ltd
4.30%, 04/01/2022	9,000	9,456	6.10%, 06/01/2040	5,000	6,471
Rowan Cos Inc			7.25%, 08/15/2038	7,000	10,009
4.88%, 06/01/2022	8,000	7,760			$103,311
Suncor Energy Inc			REITs - 7.33%
4.00%, 11/15/2047	4,500	4,533	Alexandria Real Estate Equities Inc
W&T Offshore Inc			3.90%, 06/15/2023	4,000	4,090
8.50%, PIK 10.00%, 06/15/2021(e),(h),(i)	5,447	4,494
9.00%, PIK 10.75%, 05/15/2020(e),(h),(i)	6,108	5,986	4.30%, 01/15/2026	9,000	9,277
			4.60%, 04/01/2022	20,500	21,529
Whiting Petroleum Corp			CubeSmart LP
5.75%, 03/15/2021	18,000	18,630	4.00%, 11/15/2025	5,000	5,058
		$152,914	4.38%, 12/15/2023	8,000	8,366
Oil & Gas Services - 2.16%			4.80%, 07/15/2022	15,000	15,856
Archrock Partners LP / Archrock Partners			Duke Realty LP
Finance Corp			3.25%, 06/30/2026	5,000	4,877
6.00%, 04/01/2021	24,000	24,300	3.88%, 10/15/2022	3,000	3,092
Schlumberger Holdings Corp			4.38%, 06/15/2022	4,000	4,199
3.63%, 12/21/2022(e)	6,500	6,648	HCP Inc
4.00%, 12/21/2025(e)	9,500	9,863	2.63%, 02/01/2020	5,000	5,005

See accompanying notes.

Schedule of Investments
Income Fund
January 31, 2018 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS -	Principal
BONDS (continued)	Amount (000's) Value (000's)		0.62%	Amount (000's)	Value(000	's)
REITs (continued)			Pipelines - 0.28%
HCP Inc (continued)			BCP Renaissance Parent LLC
3.75%, 02/01/2019	$5,000	$5,051	5.77%, 09/19/2024(j)	$9,250	$9,360
5.38%, 02/01/2021	468	499	US LIBOR + 4.00%
Healthcare Realty Trust Inc
3.88%, 05/01/2025	5,000	5,004	Software - 0.34%
Hospitality Properties Trust			Ivanti Software Inc
4.50%, 06/15/2023	5,000	5,166	10.58%, 01/20/2025 (j)	11,500	11,083
4.65%, 03/15/2024	5,000	5,179	US LIBOR + 9.00%
4.95%, 02/15/2027	5,000	5,177
5.00%, 08/15/2022	14,000	14,785	TOTAL SENIOR FLOATING RATE INTERESTS		$20,443
Kimco Realty Corp			U.S. GOVERNMENT & GOVERNMENT	Principal
6.88%, 10/01/2019	12,000	12,805	AGENCY OBLIGATIONS - 32.24%	Amount (000's)	Value(000	's)
Omega Healthcare Investors Inc			Federal Home Loan Mortgage Corporation (FHLMC) - 4.88%
4.75%, 01/15/2028	7,000	6,817	3.00%, 10/01/2042	$10,761	$10,605
5.25%, 01/15/2026	7,500	7,637	3.00%, 10/01/2042	10,538	10,387
Physicians Realty LP			3.00%, 11/01/2042	10,606	10,455
4.30%, 03/15/2027	17,000	16,972	3.00%, 06/01/2043	13,086	12,898
Simon Property Group LP			3.00%, 12/01/2046	19,757	19,393
2.75%, 02/01/2023	7,000	6,909	3.50%, 10/01/2041	5,024	5,098
4.38%, 03/01/2021	3,000	3,145	3.50%, 04/01/2042	7,678	7,792
Ventas Realty LP			3.50%, 04/01/2042	5,832	5,919
3.85%, 04/01/2027	21,000	20,933	3.50%, 04/01/2045	11,725	11,878
Ventas Realty LP / Ventas Capital Corp			4.00%, 04/01/2039	4,341	4,534
3.25%, 08/15/2022	8,000	8,000	4.00%, 02/01/2045	7,356	7,605
4.00%, 04/30/2019	3,000	3,045	4.00%, 02/01/2046	13,080	13,523
Welltower Inc			4.00%, 06/01/2046	12,928	13,393
3.75%, 03/15/2023	3,000	3,064	4.50%, 06/01/2039	1,920	2,045
4.50%, 01/15/2024	5,000	5,271	4.50%, 07/01/2039	5,673	6,046
4.95%, 01/15/2021	3,000	3,166	4.50%, 12/01/2040	5,554	5,872
6.13%, 04/15/2020	2,000	2,144	4.50%, 10/01/2041	7,104	7,513
Weyerhaeuser Co			5.00%, 10/01/2038	871	906
3.25%, 03/15/2023	5,000	5,016	5.00%, 08/01/2039	3,375	3,662
4.70%, 03/15/2021	12,000	12,578	6.00%, 03/01/2031	24	27
		$239,712	6.00%, 05/01/2032	128	142
Savings & Loans - 0.21%					$159,693
First Niagara Financial Group Inc			Federal National Mortgage Association (FNMA) - 14.32%
7.25%, 12/15/2021	6,000	6,841	3.00%, 03/01/2042	8,496	8,374
			3.00%, 03/01/2042	7,685	7,575
Software - 1.30%			3.00%, 05/01/2042	9,254	9,122
Oracle Corp			3.00%, 06/01/2042	8,460	8,339
2.50%, 05/15/2022	24,000	23,740	3.00%, 06/01/2042	8,362	8,242
2.95%, 05/15/2025	19,000	18,706	3.50%, 12/01/2040	5,831	5,921
		$42,446	3.50%, 01/01/2041	4,461	4,530
Telecommunications - 1.51%			3.50%, 01/01/2041	4,686	4,758
Qwest Corp			3.50%, 12/01/2041	3,993	4,055
6.75%, 12/01/2021	19,000	20,330	3.50%, 01/01/2042	6,381	6,479
Sprint Corp			3.50%, 03/01/2042	6,479	6,578
7.88%, 09/15/2023	7,500	7,944	3.50%, 04/01/2042	8,967	9,106
Sprint Spectrum Co LLC / Sprint Spectrum Co			3.50%, 02/01/2043	10,950	11,113
II LLC / Sprint Spectrum Co III LLC			3.50%, 06/01/2043	10,977	11,135
3.36%, 03/20/2023(e)	6,797	6,822	3.50%, 03/01/2045	11,851	12,020
T-Mobile USA Inc			3.50%, 06/01/2045	16,638	16,856
6.38%, 03/01/2025	13,500	14,361	3.50%, 07/01/2045	13,758	13,938
		$49,457	3.50%, 11/01/2045	16,274	16,476
Transportation - 0.00%			3.50%, 05/01/2046	14,385	14,553
Trailer Bridge Inc			3.50%, 06/01/2046	13,156	13,310
0.00%, 11/15/2018(a),(b),(c)	12,000	—	4.00%, 03/01/2039	2,988	3,103
			4.00%, 08/01/2040	2,767	2,873
TOTAL BONDS		$2,036,081	4.00%, 09/01/2040	5,763	6,013
	Principal		4.00%, 11/01/2040	3,600	3,749
CONVERTIBLE BONDS - 0.31%	Amount (000's) Value (000's)		4.00%, 10/01/2041	4,597	4,769
Insurance - 0.31%			4.00%, 10/01/2041	3,201	3,321
AmTrust Financial Services Inc			4.00%, 11/01/2041	9,999	10,375
2.75%, 12/15/2044	11,500	10,067	4.00%, 04/01/2042	6,170	6,401
			4.00%, 08/01/2043	11,452	11,931
			4.00%, 08/01/2043	9,425	9,816
TOTAL CONVERTIBLE BONDS		$10,067	4.00%, 11/01/2043	11,470	11,963
			4.00%, 11/01/2043	9,240	9,616
			4.00%, 01/01/2044	9,655	10,047
			4.00%, 02/01/2044	10,944	11,403
			4.00%, 07/01/2044	8,620	8,915
			4.00%, 09/01/2044	8,461	8,750
			4.00%, 11/01/2044	10,795	11,228

See accompanying notes.

Schedule of Investments
Income Fund
January 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		(e)	Security exempt from registration under Rule 144A of the Securities Act of
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	1933. These securities may be resold in transactions exempt from
Federal National Mortgage Association (FNMA) (continued)			registration, normally to qualified institutional buyers. At the end of the
4.00%, 08/01/2046	$15,429	$16,051	period, the value of these securities totaled $338,296 or 10.35% of net
4.00%, 01/01/2047	15,004	15,575	assets.
4.50%, 08/01/2039	2,020	2,161	(f)	Rate shown is the rate in effect as of period end. The rate may be based on
4.50%, 05/01/2040	2,701	2,877	a fixed rate and may convert to a variable rate or floating rate in the
4.50%, 08/01/2040	8,550	9,083	future.
4.50%, 10/01/2040	5,653	6,004	(g)	Perpetual security. Perpetual securities pay an indefinite stream of
4.50%, 12/01/2040	6,762	7,203	interest, but they may be called by the issuer at an earlier date.
4.50%, 08/01/2041	7,866	8,358	(h)	Certain variable rate securities are not based on a published reference
4.50%, 10/01/2043	5,549	5,900	rate and spread but are determined by the issuer or agent and are based
4.50%, 05/01/2044	10,443	11,040	on current market conditions. These securities do not indicate a reference
4.50%, 06/01/2046	11,385	12,007	rate and spread in their description.
4.50%, 05/01/2047	15,804	16,677	(i)	Payment in kind; the issuer has the option of paying additional securities
4.50%, 05/01/2047	17,909	18,892	in lieu of cash.
5.00%, 08/01/2035	1,568	1,692	(j)	Rate information disclosed is based on an average weighted rate as of
5.00%, 04/01/2040	2,709	2,939	January 31, 2018.
5.00%, 06/01/2040	2,511	2,724
5.50%, 02/01/2035	1,815	1,997
6.00%, 04/01/2032	48	54	Portfolio Summary (unaudited)
		$467,987	Sector	Percent
U.S. Treasury - 13.04%			Financial	20.61%
1.25%, 10/31/2019	15,000	14,783	Mortgage Securities	19.20%
1.38%, 11/30/2018	15,000	14,936	Government	13.04%
1.50%, 08/15/2026	15,000	13,610	Energy	10.91%
1.63%, 04/30/2019	15,000	14,927	Consumer, Non-cyclical	6.93%
1.63%, 07/31/2019	15,000	14,902	Utilities	6.51%
1.63%, 06/30/2020	15,000	14,789	Asset Backed Securities	4.21%
1.63%, 11/15/2022	15,000	14,402	Communications	4.16%
1.75%, 05/15/2022	15,000	14,565	Industrial	3.32%
1.75%, 05/15/2023	15,000	14,403	Consumer, Cyclical	3.02%
2.00%, 11/15/2021	15,000	14,778	Investment Companies	2.99%
2.25%, 11/15/2024	5,000	4,872	Basic Materials	2.58%
2.25%, 08/15/2027	15,000	14,405	Technology	2.33%
2.38%, 05/31/2018	15,000	15,042	Other Assets and Liabilities	0.19%
2.50%, 05/15/2024	15,000	14,886	TOTAL NET ASSETS	100.00%
2.63%, 11/15/2020	15,000	15,135
2.75%, 11/15/2023	15,000	15,128
2.75%, 11/15/2047	15,000	14,429
2.88%, 05/15/2043	15,000	14,882
2.88%, 08/15/2045	15,000	14,825
3.00%, 11/15/2044	15,000	15,193
3.00%, 11/15/2045	15,000	15,186
3.13%, 05/15/2021	15,000	15,363
3.13%, 08/15/2044	15,000	15,543
3.38%, 05/15/2044	15,000	16,230
3.50%, 02/15/2039	15,000	16,509
3.63%, 02/15/2020	15,000	15,434
3.63%, 02/15/2044	15,000	16,909
3.75%, 11/15/2043	10,000	11,494
4.38%, 02/15/2038	15,000	18,505
		$426,065
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,053,745
Total Investments		$3,262,029
Other Assets and Liabilities - 0.19%		$6,088
TOTAL NET ASSETS - 100.00%		$3,268,117

(a)	The value of these investments was determined using significant unobservable inputs.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $23,526 or 0.72% of net assets.
(c)	Non-income producing security
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

See accompanying notes.

Schedule of Investments
Income Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$200,482	$102,925		$97,557
		$—		$200,482	$102,925		$97,557

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$114		$—			$—	$—
	$114		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Inflation Protection Fund January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 2.51%	Shares Held	Value (000's)		Principal
Money Market Funds - 2.51%			BONDS (continued)	Amount (000's)		Value (000's)
Principal Government Money Market Fund (a)	39,584,517	$39,585	Other Asset Backed Securities (continued)
			Long Beach Mortgage Loan Trust 2004-2
TOTAL INVESTMENT COMPANIES		$39,585	2.36%, 06/25/2034		$56	$55
	Principal		1 Month LIBOR + 0.80%
BONDS - 5.28%	Amount (000's)	Value (000's)				$97
Commercial Mortgage Backed Securities - 0.00%			Sovereign - 5.16%
CD 2007-CD4 Commercial Mortgage Trust			Canadian Government Real Return Bond
0.63%, 12/11/2049(b),(c),(d)	$134	$1	4.25%, 12/01/2026	CAD	4,383	4,699
Commercial Mortgage Trust 2007-GG9			Italy Buoni Poliennali Del Tesoro
0.22%, 03/10/2039(b),(c),(d)	2,668	—	1.25%, 10/27/2020	EUR	3,156	4,158
Ginnie Mae			1.65%, 04/23/2020		5,894	7,755
1.17%, 03/16/2047(b),(c)	311	9	Japanese Government CPI Linked Bond
ML-CFC Commercial Mortgage Trust 2006-			0.10%, 09/10/2024	JPY	3,893,571	37,423
3			New Zealand Government Bond
0.68%, 07/12/2046(b),(c),(d)	313	—	2.50%, 09/20/2040	NZD	3,392	2,754
		$10	2.58%, 09/20/2035		7,175	6,007
Home Equity Asset Backed Securities - 0.00%			3.15%, 09/20/2030		20,758	18,527
Option One Mortgage Loan Trust 2005-1						$81,323
3.06%, 02/25/2035	23	9	TOTAL BONDS			$83,134
1 Month LIBOR + 1.50%			U.S. GOVERNMENT & GOVERNMENT	Principal
			AGENCY OBLIGATIONS - 90.97%	Amount (000's)		Value (000's)
Mortgage Backed Securities - 0.11%			U.S. Treasury Inflation-Indexed Obligations - 90.97%
Alternative Loan Trust 2006-OA6			0.13%, 04/15/2020(e)		$37,244	$37,080
1.82%, 07/25/2046	39	28	0.13%, 04/15/2021		40,393	40,021
1 Month LIBOR + 0.26%			0.13%, 01/15/2022		97,919	96,889
Chase Mortgage Finance Trust Series 2007-			0.13%, 04/15/2022		94,059	92,689
A2			0.13%, 07/15/2022		108	107
3.67%, 07/25/2037(c)	59	58	0.13%, 01/15/2023		67,074	65,999
Fannie Mae REMIC Trust 2004-W5			0.13%, 07/15/2024		112,123	109,694
2.01%, 02/25/2047	26	26	0.13%, 07/15/2026		51,770	49,921
1 Month LIBOR + 0.45%			0.25%, 01/15/2025		100,948	98,908
Fannie Mae REMIC Trust 2005-W2			0.38%, 07/15/2023		19,486	19,447
1.76%, 05/25/2035	12	12	0.38%, 07/15/2025		36,886	36,502
1 Month LIBOR + 0.20%			0.38%, 01/15/2027		30,614	29,995
Freddie Mac REMICS			0.38%, 07/15/2027		6,444	6,324
1.96%, 09/15/2033	3	3	0.50%, 01/15/2028		24,040	23,778
1 Month LIBOR + 0.40%			0.63%, 07/15/2021		61,985	62,789
Impac CMB Trust Series 2004-5			0.63%, 01/15/2024		83,771	84,399
3.89%, 10/25/2034	17	17	0.63%, 01/15/2026		53,025	53,180
1 Month LIBOR + 2.33%			0.63%, 02/15/2043		14,106	13,604
Impac CMB Trust Series 2004-6			0.75%, 02/15/2042		52,854	52,600
2.54%, 10/25/2034	12	11	0.75%, 02/15/2045		43,010	42,577
1 Month LIBOR + 0.98%			0.88%, 02/15/2047		11,018	11,260
Impac CMB Trust Series 2005-1			1.00%, 02/15/2046		25,199	26,527
2.18%, 04/25/2035	97	90	1.13%, 01/15/2021		63,701	65,228
1 Month LIBOR + 0.62%			1.25%, 07/15/2020		14,195	14,600
Impac CMB Trust Series 2005-5			1.38%, 02/15/2044(e)		46,212	52,618
2.33%, 08/25/2035	20	12	1.75%, 01/15/2028		28,170	31,213
1 Month LIBOR + 0.77%			2.00%, 01/15/2026		10,048	11,155
Merrill Lynch Alternative Note Asset Trust			2.13%, 02/15/2040		17,776	22,833
Series 2007-A3			2.13%, 02/15/2041		13,820	17,876
1.77%, 04/25/2037	2,215	1,383	2.38%, 01/15/2025		16,438	18,501
1 Month LIBOR + 0.21%			2.38%, 01/15/2027		32,066	37,016
WaMu Mortgage Pass-Through Certificates			2.50%, 01/15/2029		29,454	35,206
Series 2005-AR2 Trust			3.38%, 04/15/2032		835	1,136
1.93%, 01/25/2045	55	54	3.63%, 04/15/2028		23,235	30,061
1 Month LIBOR + 0.37%			3.88%, 04/15/2029(e)		30,614	41,148
WaMu Mortgage Pass-Through Certificates						$1,432,881
Series 2006-AR9 Trust			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
1.78%, 08/25/2046	11	1	OBLIGATIONS			$1,432,881
1 Month LIBOR + 0.22%			TOTAL PURCHASED OPTIONS - 0.01%			$126
		$1,695	TOTAL PURCHASED INTEREST RATE SWAPTIONS -
Other Asset Backed Securities - 0.01%			0.26%			$4,168
Argent Securities Trust 2006-W3			Total Investments			$1,559,894
1.68%, 04/25/2036	29	13	Other Assets and Liabilities - 0.97%			$15,204
1 Month LIBOR + 0.12%			TOTAL NET ASSETS - 100.00%			$1,575,098
Countrywide Asset-Backed Certificates
2.69%, 12/25/2032	29	28
1 Month LIBOR + 1.13%			(a) Affiliated Security. Security is either an affiliate (and registered under the
Fannie Mae REMIC Trust 2003-W16			Investment Company Act of 1940) or an affiliate as defined by the
1.71%, 11/25/2033	1	1	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
1 Month LIBOR + 0.15%			outstanding voting shares of the security). Please see affiliated sub-
			schedule for transactional information.

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2018 (unaudited)

(b)	Security is an Interest Only Strip.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1 or 0.00% of net assets.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,283 or 0.08% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Government	96.13%
Investment Companies	2.51%
Purchased Interest Rate Swaptions	0.26%
Mortgage Securities	0.11%
Purchased Options	0.01%
Asset Backed Securities	0.01%
Other Assets and Liabilities	0.97%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
Value	Cost	Proceeds	Value
Principal Government Money Market Fund	$—	$76,579	$36,994	$39,585
$—	$76,579	$36,994	$39,585

Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund	$50	$	—	$	—	$—
$50	$	—	$	—	$—
Amounts in thousands

Options

Purchased Options	Contracts/	Notional	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - EUR versus USD Deutsche Bank AG	1	EUR	6,350	EUR	1.24	02/02/2018	$44	$16	$(28)
Put - EUR versus USD Deutsche Bank AG	1	EUR	6,350	EUR	1.24	02/02/2018	47	15	(32)
Put - GBP versus USD Barclays Bank PLC	1	GBP	11,240	GBP	1.35	07/24/2018	108	94	(14)
Total	$199	$125	$(74)

Written Options	Contracts/	Notional	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - GBP versus USD	Barclays Bank PLC	1	GBP	11,240	GBP	1.47	07/24/2018	$(120	) $	(182)	$(62)
Total	$(120	) $	(182)	$(62)

Amounts in thousands except contracts/shares.

Interest Rate Swaptions

Pay/
Receive
Purchased Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Put - 10 Year	Barclays Bank PLC	6 Month	Receive JPY	4,715,800	1.10% 06/30/2022	$642	$450	$(192)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Receive $	52,470	2.95% 08/23/2022	2,397	2,499	102
Interest Rate Swap	LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	10,225	3.04% 06/18/2019	426	478	52
Interest Rate Swap	LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	10,165	3.54% 06/18/2019	194	189	(5)
Interest Rate Swap	LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	5,150	2.68% 01/13/2021	689	552	(137)
Interest Rate Swap	LIBOR
Total	$4,348	$4,168	$(180)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2018 (unaudited)

Interest Rate Swaptions (continued)

			Pay/
			Receive
Written Swaptions		Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair		Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value		Appreciation/(Depreciation)
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	$73,630	2.65%	08/23/2018	$(938)	$(1,851	) $	(913)
Interest Rate Swap		LIBOR
Total							$(938)	$(1,851	) $	(913)

Amounts in thousands.

Futures Contracts

Description and Expiration Date			Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2018			Long	646		$157,648	$			(482)
90 Day Eurodollar; December 2019			Short	646		157,148				702
90 Day Short Sterling; December 2019			Short	893		156,478				78
Canada 10 Year Bond; March 2018			Short	41		4,408				148
Euro Bund 10 Year Bund; March 2018			Short	45		8,873				89
Euro-Bobl 5 Year; March 2018			Long	210		34,012				(228)
Euro-BTP; March 2018			Long	61		10,298				34
Japan 10 Year Bond TSE; March 2018			Short	26		35,800				143
Short Term Euro-BTP; March 2018			Short	70		9,842				9
US 10 Year Note; March 2018			Long	291		35,379				(327)
US 10 Year Ultra Note; March 2018			Long	32		4,167				(89)
US 2 Year Note; March 2018			Long	193		41,154				(55)
US 5 Year Note; March 2018			Long	461		52,882				(395)
US Ultra Bond; March 2018			Short	398		64,451				1,457
Total							$			1,084

Amounts in thousands except contracts.

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Contracts to Accept		In Exchange For	Fair Value	Asset		Liability
Barclays Bank PLC		02/14/2018	MXN	144,263,921		$7,419	$7,738	$319			$—
Deutsche Bank AG		02/14/2018	EUR	16,202,500		19,767	20,130	379			(16)
Goldman Sachs & Co		04/04/2018	MXN	157,637,803		7,969	8,388	419			—
Morgan Stanley & Co		02/14/2018	EUR	6,617,500		7,974	8,221	247			—
Morgan Stanley & Co		02/14/2018	SEK	130,891,076		15,699	16,626	927			—
Royal Bank of Scotland PLC		04/04/2018	CAD	9,955,000		7,946	8,101	155			—
Total								$2,446			$(16)
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Contracts to Deliver		In Exchange For	Fair Value	Asset		Liability
Australia and New Zealand Banking		02/05/2018	NZD	2,924,717		$2,150	$2,155	$—			$(5)
Group
Australia and New Zealand Banking		03/05/2018	NZD	37,058,000		27,450	27,290	160			—
Group
Bank of America NA		02/05/2018	CAD	1,478,487		1,200	1,202	—			(2)
Bank of America NA		02/05/2018	JPY	151,645,248		1,392	1,389	3			—
Bank of America NA		02/14/2018	EUR	3,195,000		3,966	3,969	—			(3)
Bank of America NA		03/05/2018	JPY	2,080,125,500		19,164	19,088	76			—
Barclays Bank PLC		02/05/2018	EUR	1,704,143		2,126	2,116	10			—
Barclays Bank PLC		03/05/2018	GBP	280,000		397	398	—			(1)
Barclays Bank PLC		03/05/2018	JPY	2,080,125,500		19,067	19,088	—			(21)
BNP Paribas		03/05/2018	CAD	5,823,000		4,741	4,736	5			—
Citigroup Inc		02/05/2018	CAD	4,393,000		3,506	3,572	—			(66)
Deutsche Bank AG		02/05/2018	JPY	4,023,503,000		36,101	36,862	—			(761)
Deutsche Bank AG		02/14/2018	EUR	13,085,000		15,989	16,257	47			(315)
Deutsche Bank AG		02/14/2018	MXN	139,188,070		7,420	7,465	—			(45)
Deutsche Bank AG		02/14/2018	SEK	65,618,137		7,862	8,335	—			(473)
Goldman Sachs & Co		02/05/2018	JPY	2,366,000		21	22	—			(1)
Goldman Sachs & Co		04/04/2018	CAD	9,955,000		7,969	8,101	—			(132)
HSBC Securities Inc		02/05/2018	EUR	26,124,000		31,484	32,440	—			(956)
HSBC Securities Inc		03/05/2018	EUR	9,393,000		11,697	11,682	24			(9)
Morgan Stanley & Co		02/05/2018	GBP	2,004,611		2,866	2,846	20			—
Morgan Stanley & Co		02/14/2018	EUR	13,235,000		15,699	16,443	—			(744)
Morgan Stanley & Co		02/14/2018	SEK	64,938,766		7,975	8,248	—			(273)
National Australia Bank		02/05/2018	NZD	34,357,880		24,438	25,318	—			(880)
Royal Bank of Scotland PLC		04/04/2018	MXN	155,907,246		7,945	8,296	—			(351)
Total								$345		$(5,038)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2018 (unaudited)

Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional		Unrealized	Upfront	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Maturity Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Barclays Bank	US CPI Urban	Receive	1.59%	Annual	09/13/2018		$34,806	$1,102	$—	$1,102	$—
PLC	Consumers
	NAS(CPURNSA)
Barclays Bank	US CPI Urban	Receive	2.07%	Annual	03/10/2018		20,405	1,133	—	1,133	—
PLC	Consumers
	NAS(CPURNSA)
Deutsche Bank	Eurostat Eurozone	Pay	1.97%	Annual	03/15/2047	EUR	3,135	(31)	—	—	(31)
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank	Eurostat Eurozone	Receive	1.47%	Annual	03/15/2027		3,135	65	—	65	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Total								$2,269	$—	$2,300	$(31)

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional		Unrealized	Upfront
Floating Rate Index		Rate	Rate Frequency		Maturity Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
3 Month LIBOR		Receive	2.17% Quarterly		08/24/2027		$2,800	$141	$—		$141
3 Month LIBOR		Receive	2.24% Quarterly		01/19/2020		45,325	73	—		73
3 Month LIBOR		Pay	1.88% Semiannual		11/15/2019		43,485	(309)	1		(308)
3 Month LIBOR		Pay	1.94% Semiannual		11/24/2019		43,475	(272)	1		(271)
3 Month LIBOR		Pay	1.73% Semiannual		08/31/2046		1,855	(110)	(316)		(426)
6 Month GBP LIBOR		Pay	1.54% Semiannual		02/01/2028	GBP	12,570	(69)	1		(68)
6 Month GBP LIBOR		Receive	1.57% Semiannual		01/23/2048		9,365	396	12		408
6 Month GBP LIBOR		Receive	1.45% Semiannual		01/24/2028		12,655	222	(5)		217
6 Month GBP LIBOR		Receive	1.67% Semiannual		02/01/2048		4,665	50	1		51
Canada Bankers Acceptances 3		Pay	2.12% Semiannual		01/17/2020	CAD	56,250	(77)	—		(77)
Month
Euribor 6 Month		Receive	0.95% Semiannual		01/15/2028	EUR	7,218	94	1		95
Euribor 6 Month		Receive	1.52% Semiannual		01/05/2048		2,745	27	1		28
Euribor 6 Month		Receive	0.31% Semiannual		01/08/2023		29,130	272	5		277
Euribor 6 Month		Receive	1.49% Semiannual		01/08/2048		2,745	49	3		52
Euribor 6 Month		Receive	0.95% Semiannual		01/15/2028		7,218	93	1		94
Eurostat Eurozone HICP Ex Tobacco		Receive	1.30%	Annual	09/29/2022		12,585	78	6		84
Unrevised Series NSA
Eurostat Eurozone HICP Ex Tobacco		Pay	1.83%	Annual	05/15/2047		4,240	(196)	(10)		(206)
Unrevised Series NSA
HICP Ex Food and Energy		Pay	2.00%	Annual	02/15/2048		9,045	103	1		104
HICP Ex Food and Energy		Pay	1.99%	Annual	01/15/2048		1,940	13	—		13
HICP Ex Food and Energy		Pay	1.97%	Annual	01/15/2048		1,940	(1)	—		(1)
HICP Ex Food and Energy		Pay	1.29%	Annual	11/15/2022		25,705	(199)	(10)		(209)
HICP Ex Food and Energy		Pay	1.59%	Annual	01/15/2028		6,128	10	—		10
HICP Ex Food and Energy		Pay	1.59%	Annual	01/15/2028		6,128	10	—		10
HICP Ex Food and Energy		Receive	1.26%	Annual	08/15/2022		12,690	104	7		111
ICE LIBOR GBP 6 Month		Receive	1.52% Semiannual		01/10/2048	GBP	4,775	288	3		291
ICE LIBOR JPY 6 Month		Pay	0.09% Semiannual		11/08/2022	JPY	1,997,040	(36)	(1)		(37)
ICE LIBOR JPY 6 Month		Pay	0.09% Semiannual		11/08/2022		1,997,040	(36)	(1)		(37)
ICE LIBOR JPY 6 Month		Receive	1.01% Semiannual		01/30/2048		660,920	(40)	—		(40)
ICE LIBOR JPY 6 Month		Pay	0.15% Semiannual		01/30/2023		3,822,190	1	1		2
ICE LIBOR JPY 6 Month		Receive	0.27% Semiannual		11/08/2027		955,100	58	2		60
ICE LIBOR JPY 6 Month		Receive	0.35% Semiannual		01/11/2028		943,840	1	1		2
ICE LIBOR USD 3 Month		Receive	2.65% Quarterly		11/15/2043		$4,190	181	—		181
NZFM New Zealand Bank Bill 3		Receive	3.07% Quarterly		09/08/2027	NZD	6,533	59	—		59
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.06% Quarterly		09/08/2027		13,130	131	(1)		130
Month FRA

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
January 31, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed Payment				Notional	Unrealized	Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)		Fair Value
NZFM New Zealand Bank Bill 3	Receive	3.07% Quarterly		09/08/2027	NZD	6,467	$60	$(1	) $	59
Month FRA
UK RPI All Items NSA	Pay	3.51%	Annual	02/15/2048	GBP	4,080	(22)	85		63
UK RPI All Items NSA	Receive	3.51%	Annual	02/15/2048		4,040	7	(69)		(62)
UK RPI All Items NSA	Pay	3.41%	Annual	02/15/2028		9,185	22	94		116
UK RPI All Items NSA	Receive	3.36%	Annual	02/15/2028		9,330	(40)	—		(40)
UK RPI All Items NSA	Pay	3.50%	Annual	02/15/2048		2,075	9	—		9
UK RPI All Items NSA	Pay	3.21%	Annual	02/15/2023		61,130	191	(22)		169
UK RPI All Items NSA	Receive	3.33%	Annual	01/15/2023		16,640	(84)	—		(84)
UK RPI All Items NSA	Pay	3.60%	Annual	11/15/2042		9,045	262	15		277
UK RPI All Items NSA	Receive	3.55%	Annual	11/15/2047		9,045	(290)	(18)		(308)
UK RPI All Items NSA	Pay	3.52%	Annual	02/15/2027		10,270	218	15		233
UK RPI All Items NSA	Pay	3.55%	Annual	11/15/2032		15,015	274	12		286
UK RPI All Items NSA	Pay	3.51%	Annual	01/15/2048		2,035	12	—		12
UK RPI All Items NSA	Pay	3.41%	Annual	01/15/2028		16,640	70	—		70
UK RPI All Items NSA	Pay	3.62%	Annual	02/15/2047		1,080	78	10		88
UK RPI All Items NSA	Receive	3.46%	Annual	11/15/2027		15,015	(205)	(6)		(211)
US CPI Urban Consumers	Receive	2.11%	Annual	11/09/2019		$78,405	163	2		165
NAS(CPURNSA)
Total							$1,834	$(179	) $	1,655

Amounts in thousands.

See accompanying notes.

     Schedule of Investments International Emerging Markets Fund January 31, 2018 (unaudited)

COMMON STOCKS - 96.94%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers - 2.39%			Insurance (continued)
Guangzhou Automobile Group Co Ltd	2,520,000	$5,680	Powszechny Zaklad Ubezpieczen SA	802,130	$10,964
Mahindra & Mahindra Ltd	528,856	6,332			$43,291
Maruti Suzuki India Ltd	93,646	13,982	Internet - 15.92%
		$25,994	Alibaba Group Holding Ltd ADR(a)	268,676	54,888
Automobile Parts & Equipment - 1.23%			JD.com Inc ADR(a)	344,285	16,949
Motherson Sumi Systems Ltd	1,324,211	7,605	NCSoft Corp	14,631	6,052
Nexteer Automotive Group Ltd (a)	2,715,000	5,781	Tencent Holdings Ltd	1,228,400	72,583
		$13,386	Weibo Corp ADR(a)	86,442	11,200
Banks - 16.34%			YY Inc ADR(a)	87,121	11,584
Banco do Brasil SA	750,000	9,344			$173,256
Bank Negara Indonesia Persero Tbk PT	11,370,100	7,984	Iron & Steel - 4.14%
China Construction Bank Corp	27,301,722	31,344	POSCO	49,482	17,650
CIMB Group Holdings Bhd	5,748,100	10,679	Tata Steel Ltd	494,437	5,474
Credicorp Ltd	38,703	8,965	Tata Steel Ltd - Rights (a)	78,627	240
Erste Group Bank AG (a)	221,171	11,140	Tata Steel Ltd - Rights (a)	39,313	55
Grupo Financiero Banorte SAB de CV	1,484,600	9,508	Vale SA	1,662,089	21,661
HDFC Bank Ltd	391,325	12,811			$45,080
Industrial & Commercial Bank of China Ltd	27,697,000	26,090	Lodging - 2.62%
Kiatnakin Bank PCL	2,687,500	7,010	China Lodging Group Ltd ADR	32,926	4,922
Sberbank of Russia PJSC ADR	1,502,527	30,281	Galaxy Entertainment Group Ltd	1,367,000	12,059
Yes Bank Ltd	2,281,762	12,674	Melco Resorts & Entertainment Ltd ADR	386,620	11,514
		$177,830			$28,495
Chemicals - 3.10%			Machinery - Construction & Mining - 0.61%
Hanwha Chemical Corp	314,792	10,372	United Tractors Tbk PT	2,307,300	6,691
IRPC PCL	20,517,300	4,811
Kingboard Chemical Holdings Ltd	1,072,500	5,868	Media - 3.28%
LG Chem Ltd	31,372	12,689	Naspers Ltd	125,540	35,753
		$33,740
Coal - 2.07%			Mining - 2.08%
Adaro Energy Tbk PT	25,450,700	4,656	Anglo American PLC	469,341	11,436
China Shenhua Energy Co Ltd	3,699,500	11,496	Hindalco Industries Ltd	2,775,500	11,153
Yanzhou Coal Mining Co Ltd	3,696,000	6,428			$22,589
		$22,580	Miscellaneous Manufacturers - 0.79%
Commercial Services - 2.20%			Sunny Optical Technology Group Co Ltd	621,000	8,560
Adani Ports & Special Economic Zone Ltd	630,996	4,241
CCR SA	1,167,751	5,745	Oil & Gas - 7.67%
New Oriental Education & Technology Group	81,419	7,498	Bharat Petroleum Corp Ltd	743,657	5,756
Inc ADR			CNOOC Ltd	10,157,000	15,966
Qualicorp SA	669,100	6,427	LUKOIL PJSC ADR	246,188	16,267
		$23,911	MOL Hungarian Oil & Gas PLC	379,964	4,641
Diversified Financial Services - 4.09%			PTT PCL	692,900	10,879
Hana Financial Group Inc	240,176	11,704	Reliance Industries Ltd	1,159,822	17,500
Indiabulls Housing Finance Ltd	521,476	11,382	SK Innovation Co Ltd	65,268	12,498
KB Financial Group Inc	232,202	14,602			$83,507
Tisco Financial Group PCL	2,420,000	6,832	Pharmaceuticals - 0.77%
		$44,520	Hypermarcas SA	737,600	8,414
Electric - 0.48%
Enel Americas SA	22,111,851	5,178	Pipelines - 0.62%
			Petronet LNG Ltd	1,672,310	6,696
Electronics - 0.72%
Tripod Technology Corp	331,000	1,067	Retail - 2.48%
Yageo Corp (a)	513,000	6,780	Lojas Renner SA	701,500	8,337
		$7,847	Magazine Luiza SA	367,654	9,769
Engineering & Construction - 0.51%			Wal-Mart de Mexico SAB de CV	3,537,100	8,849
Malaysia Airports Holdings Bhd	2,376,100	5,513			$26,955
			Semiconductors - 12.38%
Food - 1.40%			Chipbond Technology Corp	2,843,000	6,560
Uni-President Enterprises Corp	3,612,000	8,671	Nanya Technology Corp	2,767,000	7,510
X5 Retail Group NV (a)	172,389	6,618	Samsung Electronics Co Ltd	25,088	58,639
		$15,289	SK Hynix Inc	67,414	4,628
Gas - 0.76%			Taiwan Semiconductor Manufacturing Co Ltd	6,572,685	57,441
GAIL India Ltd	130,040	979			$134,778
Indraprastha Gas Ltd	1,527,175	7,310	Telecommunications - 3.82%
		$8,289	LG Uplus Corp	681,639	9,124
Holding Companies - Diversified - 0.49%			Mobile TeleSystems PJSC ADR	678,867	8,242
Sime Darby Bhd	6,789,100	5,322	SK Telecom Co Ltd	48,365	12,010
			TIM Participacoes SA	1,856,500	7,868
Insurance - 3.98%			Yangtze Optical Fibre and Cable Joint Stock	929,000	4,293
Cathay Financial Holding Co Ltd	4,278,000	8,000	Ltd Co (b)
People's Insurance Co Group of China Ltd/The	15,130,000	8,621			$41,537
Ping An Insurance Group Co of China Ltd	1,333,500	15,706	TOTAL COMMON STOCKS		$1,055,001

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.04%	Shares Held	Value (000's)
Money Market Funds - 1.04%
Principal Government Money Market Fund (c)	11,370,791	$11,371

TOTAL INVESTMENT COMPANIES		$11,371
PREFERRED STOCKS - 1.33%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.33%
Itausa - Investimentos Itau SA 0.06%	3,488,677	$14,511

TOTAL PREFERRED STOCKS		$14,511
Total Investments		$1,080,883
Other Assets and Liabilities - 0.69%		$7,478
TOTAL NET ASSETS - 100.00%		$1,088,361

(a) Non-income producing security
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,293 or 0.39% of net assets.
(c)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Country		Percent
China		28.83%
Korea, Republic Of		15.61%
India		11.44%
Taiwan, Province Of China		8.82%
Brazil		8.46%
Russian Federation		5.64%
South Africa		3.28%
Thailand		2.72%
Hong Kong		2.71%
Malaysia		1.98%
Indonesia		1.77%
Mexico		1.68%
United States		1.57%
United Kingdom		1.05%
Austria		1.02%
Poland		1.01%
Peru		0.82%
Chile		0.48%
Hungary		0.42%
Other Assets and Liabilities		0.69%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$49,495	$38,124		$11,371
		$—		$49,495	$38,124		$11,371

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$15		$—			$—	$—
	$15		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments International Fund I

January 31, 2018 (unaudited)

COMMON STOCKS - 95.59%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.52%			Distribution & Wholesale - 0.82%
MTU Aero Engines AG	15,257	$2,735	Bunzl PLC	62,000	$1,813
			Toyota Tsusho Corp	62,000	2,520
Agriculture - 0.36%					$4,333
KT&G Corp	18,863	1,881	Diversified Financial Services - 1.45%
			Partners Group Holding AG	7,068	5,492
Apparel - 0.55%			Shinhan Financial Group Co Ltd	43,000	2,135
Moncler SpA	87,000	2,867			$7,627
			Electrical Components & Equipment - 0.68%
Automobile Manufacturers - 3.05%			Brother Industries Ltd	139,000	3,571
Daimler AG	28,055	2,569
Geely Automobile Holdings Ltd	2,084,000	6,630	Electronics - 1.59%
Suzuki Motor Corp	119,000	6,835	AAC Technologies Holdings Inc	370,007	6,131
		$16,034	Horiba Ltd	35,000	2,258
Automobile Parts & Equipment - 6.62%					$8,389
Brembo SpA	147,260	2,378	Engineering & Construction - 2.37%
Cie Generale des Etablissements Michelin	21,000	3,360	COMSYS Holdings Corp	132,700	3,711
Cie Plastic Omnium SA	50,000	2,568	Kajima Corp	291,000	2,889
Faurecia	39,000	3,500	Kyowa Exeo Corp	114,300	2,967
Georg Fischer AG	1,850	2,678	Taisei Corp	57,200	2,920
Koito Manufacturing Co Ltd	97,100	6,859			$12,487
Minth Group Ltd	691,000	3,891	Entertainment - 1.92%
Stanley Electric Co Ltd	56,000	2,279	Aristocrat Leisure Ltd	393,041	7,552
TS Tech Co Ltd	56,000	2,400	Kindred Group PLC	154,000	2,571
Valeo SA	62,550	4,925			$10,123
		$34,838	Food - 1.06%
Banks - 10.97%			a2 Milk Co Ltd (a)	393,000	2,674
Agricultural Bank of China Ltd	3,966,000	2,427	X5 Retail Group NV (a)	75,000	2,879
Bank of China Ltd	3,600,000	2,158			$5,553
BNP Paribas SA	39,000	3,221	Forest Products & Paper - 1.05%
China Construction Bank Corp	3,154,000	3,621	UPM-Kymmene OYJ	74,000	2,495
China Merchants Bank Co Ltd	1,442,500	7,043	West Fraser Timber Co Ltd	43,000	3,009
DBS Group Holdings Ltd	298,000	5,981			$5,504
Fukuoka Financial Group Inc	453,000	2,636	Gas - 0.45%
HSBC Holdings PLC	315,000	3,365	ENN Energy Holdings Ltd	306,000	2,364
ING Groep NV	238,000	4,673
KBC Group NV	67,116	6,453	Hand & Machine Tools - 0.55%
Macquarie Group Ltd	29,446	2,444	SMC Corp/Japan	5,900	2,908
Sberbank of Russia PJSC ADR	380,000	7,658
United Overseas Bank Ltd	289,000	6,032	Holding Companies - Diversified - 0.74%
		$57,712	KOC Holding AS	383,000	1,864
Building Materials - 4.36%			Siam Cement PCL/The	130,000	2,039
Anhui Conch Cement Co Ltd	1,292,000	7,089			$3,903
CSR Ltd	980,000	3,968	Home Builders - 5.18%
Sika AG	970	8,403	Barratt Developments PLC	257,000	2,135
Xinyi Glass Holdings Ltd (a)	2,304,000	3,491
			Bellway PLC	80,421	3,791
		$22,951	Berkeley Group Holdings PLC	46,000	2,590
Chemicals - 5.45%			Daiwa House Industry Co Ltd	58,000	2,297
BASF SE	36,954	4,334	Haseko Corp	357,000	5,583
Covestro AG (b)	74,756	8,608
			Iida Group Holdings Co Ltd	91,000	1,806
LG Chem Ltd	7,000	2,831	Persimmon PLC	135,000	4,799
Lotte Chemical Corp	11,400	4,482	Taylor Wimpey PLC	1,575,052	4,261
Nissan Chemical Industries Ltd	62,900	2,572			$27,262
Nitto Denko Corp	21,500	1,975	Insurance - 6.82%
PTT Global Chemical PCL	1,269,400	3,898	Allianz SE	13,623	3,446
		$28,700	AXA SA	105,000	3,453
Coal - 1.24%			CNP Assurances	93,000	2,384
China Shenhua Energy Co Ltd	2,107,000	6,547	Legal & General Group PLC	1,139,530	4,377
			People's Insurance Co Group of China Ltd/The	4,400,000	2,507
Commercial Services - 3.67%			PICC Property & Casualty Co Ltd	1,410,000	2,917
Ashtead Group PLC	232,430	6,948	Ping An Insurance Group Co of China Ltd	623,000	7,338
Hays PLC	867,000	2,489	Prudential PLC	148,238	4,013
Intertek Group PLC	33,500	2,390	Sompo Holdings Inc	51,000	2,048
Kroton Educacional SA	408,000	2,077	Swiss Life Holding AG (a)	9,064	3,403
Localiza Rent a Car SA	326,000	2,636			$35,886
New Oriental Education & Technology Group	30,000	2,763	Internet - 7.13%
Inc ADR			Alibaba Group Holding Ltd ADR(a)	34,000	6,946
		$19,303	Autohome Inc ADR	59,700	4,972
Computers - 3.20%			NCSoft Corp	15,976	6,608
Atos SE	31,082	4,902	Start Today Co Ltd	164,000	4,846
Capgemini SE	21,400	2,841	Tencent Holdings Ltd	165,200	9,761
Nomura Research Institute Ltd	81,200	3,749	YY Inc ADR(a)	33,000	4,388
Teleperformance	35,374	5,361			$37,521
		$16,853

See accompanying notes.

Schedule of Investments International Fund I

January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 6.06%	Shares Held	Value (000's)
Iron & Steel - 1.40%			Money Market Funds - 6.06%
Kumba Iron Ore Ltd	176,864	$5,349	Principal Government Money Market Fund (c)	31,906,981	$31,907
Severstal PJSC	123,000	2,020
		$7,369	TOTAL INVESTMENT COMPANIES		$31,907
Leisure Products & Services - 0.50%			Total Investments		$534,890
CVC Brasil Operadora e Agencia de Viagens	153,000	2,648	Other Assets and Liabilities - (1.65)%		$(8,672)
SA			TOTAL NET ASSETS - 100.00%		$526,218

Machinery - Diversified - 0.92%
Yaskawa Electric Corp	93,300	4,829	(a) Non-income producing security
			(b)		Security exempt from registration under Rule 144A of the Securities Act of
Metal Fabrication & Hardware - 0.92%			1933. These securities may be resold in transactions exempt from
Catcher Technology Co Ltd	197,000	2,253	registration, normally to qualified institutional buyers. At the end of the
MISUMI Group Inc	86,000	2,604	period, the value of these securities totaled $8,608 or 1.64% of net assets.
		$4,857	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Mining - 0.87%			Investment Company Act of 1940) or an affiliate as defined by the
Boliden AB	63,000	2,287	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Mineral Resources Ltd	150,000	2,263	outstanding voting shares of the security). Please see affiliated sub-
		$4,550	schedule for transactional information.
Miscellaneous Manufacturers - 0.70%
Sunny Optical Technology Group Co Ltd	266,700	3,676
			Portfolio Summary (unaudited)
Oil & Gas - 2.32%			Country		Percent
PTT PCL	264,400	4,151	China		19.80%
SK Innovation Co Ltd	14,000	2,681	Japan		18.69%
Thai Oil PCL	782,000	2,558	United Kingdom		9.02%
Tupras Turkiye Petrol Rafinerileri AS	91,406	2,804	France		7.57%
		$12,194	United States		6.06%
Packaging & Containers - 0.34%			Korea, Republic Of		5.38%
Lee & Man Paper Manufacturing Ltd	1,500,000	1,762	Germany		5.22%
			Switzerland		4.63%
Pharmaceuticals - 1.03%			Australia		3.07%
Richter Gedeon Nyrt	92,000	2,362	Taiwan, Province Of China		3.04%
Sino Biopharmaceutical Ltd	1,669,000	3,061	Thailand		2.41%
		$5,423	Russian Federation		2.38%
Private Equity - 0.47%			Singapore		2.29%
3i Group PLC	187,000	2,473	Hong Kong		1.58%
			Brazil		1.40%
Real Estate - 2.34%			Belgium		1.23%
China Vanke Co Ltd	602,000	2,932	South Africa		1.02%
Daito Trust Construction Co Ltd	21,500	3,768	Italy		1.00%
Open House Co Ltd	95,000	5,585	Netherlands		0.89%
		$12,285	Turkey		0.88%
Retail - 1.49%			Spain		0.63%
ANTA Sports Products Ltd	503,000	2,413	Canada		0.57%
JD Sports Fashion PLC	408,000	2,121	Israel		0.52%
Kering	6,500	3,293	New Zealand		0.51%
		$7,827	Malta		0.49%
Semiconductors - 6.07%			Finland		0.48%
Infineon Technologies AG	117,000	3,407	Hungary		0.45%
Parade Technologies Ltd	124,000	2,591	Sweden		0.44%
Samsung Electronics Co Ltd	3,270	7,643	Other Assets and Liabilities		(1.65)%
Taiwan Semiconductor Manufacturing Co Ltd	200,800	9,098	TOTAL NET ASSETS		100.00%
ADR
Tokyo Electron Ltd	38,000	7,168
Win Semiconductors Corp	228,565	2,042
		$31,949
Software - 3.05%
Amadeus IT Group SA	43,000	3,334
NetEase Inc ADR	7,400	2,369
Nexon Co Ltd (a)	80,000	2,673
Temenos Group AG (a)	31,594	4,366
TravelSky Technology Ltd	1,062,000	3,315
		$16,057
Telecommunications - 0.96%
1&1 Drillisch AG	28,000	2,329
Nice Ltd ADR	30,000	2,733
		$5,062
Toys, Games & Hobbies - 0.41%
Bandai Namco Holdings Inc	66,300	2,170

TOTAL COMMON STOCKS		$502,983

See accompanying notes.

		Schedule of Investments
International Fund I
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases			Sales		January 31, 2018
		Value		Cost			Proceeds		Value
Principal Government Money Market Fund		$—			$62,478		$30,571		$31,907
		$—			$62,478		$30,571		$31,907

		Realized Gain/Loss				Realized Gain from			Change in Unrealized
	Income	on Investments				Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$38			$—				$—	$—
	$38			$—				$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount			Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2018	Long		153		$16,413				$(106)
S&P 500 Emini; March 2018	Long		50			7,065			(21)
Total									$(127)

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap Growth Fund January 31, 2018 (unaudited)

COMMON STOCKS - 98.56%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks - 4.95%			Semiconductors - 5.40%
Capital One Financial Corp	100,900	$10,489	Applied Materials Inc	377,074	$20,222
Citizens Financial Group Inc	391,259	17,959	Broadcom Ltd	28,926	7,175
SVB Financial Group (a)	66,699	16,445	Lam Research Corp	66,865	12,806
		$44,893	Micron Technology Inc (a)	199,545	8,724
Biotechnology - 2.67%					$48,927
Alexion Pharmaceuticals Inc (a)	74,399	8,877	Software - 10.50%
Vertex Pharmaceuticals Inc (a)	91,858	15,329	Activision Blizzard Inc	215,429	15,970
		$24,206	Microsoft Corp	443,797	42,165
Chemicals - 4.54%			Red Hat Inc (a)	76,610	10,065
Air Products & Chemicals Inc	64,173	10,805	ServiceNow Inc (a)	98,712	14,695
Chemours Co/The	178,917	9,235	Take-Two Interactive Software Inc (a)	97,330	12,329
FMC Corp	113,228	10,341			$95,224
Sherwin-Williams Co/The	25,801	10,762	Telecommunications - 1.40%
		$41,143	Arista Networks Inc (a)	45,978	12,682
Commercial Services - 6.23%
FleetCor Technologies Inc (a)	92,626	19,683	Transportation - 4.14%
S&P Global Inc	96,676	17,508	FedEx Corp	53,923	14,154
Square Inc (a)	216,385	10,151	Knight-Swift Transportation Holdings Inc	230,257	11,465
Worldpay Inc (a)	114,000	9,155	XPO Logistics Inc (a)	126,306	11,928
		$56,497			$37,547
Computers - 3.51%			TOTAL COMMON STOCKS		$893,596
Apple Inc	189,951	31,804	INVESTMENT COMPANIES - 1.04%	Shares Held	Value (000's)
			Money Market Funds - 1.04%
Cosmetics & Personal Care - 2.29%			Principal Government Money Market Fund (b)	9,448,378	9,448
Estee Lauder Cos Inc/The	153,940	20,776
			TOTAL INVESTMENT COMPANIES		$9,448
Diversified Financial Services - 7.36%			Total Investments		$903,044
Charles Schwab Corp/The	356,109	18,995	Other Assets and Liabilities - 0.40%		$3,634
Mastercard Inc	119,008	20,112	TOTAL NET ASSETS - 100.00%		$906,678
Visa Inc	222,633	27,658
		$66,765
Electrical Components & Equipment - 0.78%			(a) Non-income producing security
Universal Display Corp	44,411	7,079	(b)		Affiliated Security. Security is either an affiliate (and registered under the
			Investment Company Act of 1940) or an affiliate as defined by the
Healthcare - Products - 7.92%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Align Technology Inc (a)	34,700	9,091	outstanding voting shares of the security). Please see affiliated sub-
Baxter International Inc	267,445	19,264	schedule for transactional information.
IDEXX Laboratories Inc (a)	42,959	8,035
Intuitive Surgical Inc (a)	48,741	21,040
Thermo Fisher Scientific Inc	63,958	14,334	Portfolio Summary (unaudited)
		$71,764	Sector		Percent
Internet - 17.23%
Alibaba Group Holding Ltd ADR(a)	92,431	18,883	Technology		19.41%
Alphabet Inc - A Shares (a)	35,022	41,403	Consumer, Non-cyclical		19.11%
Amazon.com Inc (a)	30,371	44,065	Communications		18.63%
Facebook Inc (a)	154,247	28,827	Industrial		12.43%
Netflix Inc (a)	85,138	23,013	Financial		12.31%
			Consumer, Cyclical		9.20%
		$156,191	Basic Materials		4.54%
Leisure Products & Services - 1.92%			Energy		2.93%
Royal Caribbean Cruises Ltd	130,266	17,397	Investment Companies		1.04%
			Other Assets and Liabilities		0.40%
Lodging - 1.40%			TOTAL NET ASSETS		100.00%
Wynn Resorts Ltd	76,795	12,716

Machinery - Construction & Mining - 3.22%
Caterpillar Inc	179,284	29,184

Machinery - Diversified - 4.29%
Cummins Inc	53,934	10,140
Deere & Co	107,670	17,918
Rockwell Automation Inc	55,048	10,860
		$38,918
Oil & Gas - 2.93%
Continental Resources Inc/OK (a)	190,465	10,577
Diamondback Energy Inc (a)	127,604	16,014
		$26,591
Retail - 5.88%
Dollar Tree Inc (a)	165,411	19,022
PVH Corp	84,746	13,143
Urban Outfitters Inc (a)	299,940	10,231
Walmart Inc	102,215	10,896
		$53,292

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$92,655	$83,207		$9,448
		$—		$92,655	$83,207		$9,448

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$9		$—			$—	$—
	$9		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS - 96.80%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.02%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	25,289	$554	Charles River Laboratories International Inc	3,861	$407
Omnicom Group Inc	17,446	1,337	(a)
		$1,891	Exelixis Inc (a)	20,737	629
Aerospace & Defense - 2.82%			Gilead Sciences Inc	66,914	5,607
Boeing Co/The	596,993	211,556	Illumina Inc (a)	11,500	2,675
General Dynamics Corp	13,733	3,055	Incyte Corp (a)	171,184	15,456
Harris Corp	2,830	451	Intercept Pharmaceuticals Inc (a)	1,255	78
HEICO Corp	3,481	280	Intrexon Corp (a)	2,755	36
HEICO Corp - Class A	5,821	383	Ionis Pharmaceuticals Inc (a)	8,682	456
Lockheed Martin Corp	11,683	4,146	Regeneron Pharmaceuticals Inc (a)	5,694	2,088
Northrop Grumman Corp	8,354	2,845	Seattle Genetics Inc (a)	6,728	352
Raytheon Co	5,561	1,162	Vertex Pharmaceuticals Inc (a)	423,083	70,600
Rockwell Collins Inc	12,117	1,678			$213,493
Spirit AeroSystems Holdings Inc	181,400	18,568	Building Materials - 0.05%
		$244,124	Armstrong World Industries Inc (a)	4,257	267
Agriculture - 0.57%			Eagle Materials Inc	3,551	398
Altria Group Inc	98,913	6,958	Fortune Brands Home & Security Inc	11,367	806
Philip Morris International Inc	399,203	42,806	Lennox International Inc	2,823	615
		$49,764	Masco Corp	16,201	724
Airlines - 0.62%			Vulcan Materials Co	8,745	1,184
Alaska Air Group Inc	7,497	493			$3,994
American Airlines Group Inc	918,172	49,875	Chemicals - 0.99%
Copa Holdings SA	913	126	Albemarle Corp	1,599	178
Southwest Airlines Co	52,545	3,195	Axalta Coating Systems Ltd (a)	15,499	488
		$53,689	Celanese Corp	6,155	666
Apparel - 0.22%			Chemours Co/The	14,005	723
Carter's Inc	4,177	503	DowDuPont Inc	57,667	4,358
Hanesbrands Inc	28,742	624	FMC Corp	9,781	893
Michael Kors Holdings Ltd (a)	2,126	140	Huntsman Corp	8,202	284
NIKE Inc	246,976	16,849	International Flavors & Fragrances Inc	5,733	862
Skechers U.S.A. Inc (a)	6,363	262	LyondellBasell Industries NV	15,474	1,854
VF Corp	12,500	1,014	Monsanto Co	35,431	4,316
		$19,392	NewMarket Corp	573	228
			Platform Specialty Products Corp (a)	10,100	118
Automobile Manufacturers - 0.57%
Tesla Inc (a)	139,252	49,338	PPG Industries Inc	21,480	2,550
			Praxair Inc	20,587	3,325
Automobile Parts & Equipment - 0.05%			RPM International Inc	8,954	467
Allison Transmission Holdings Inc	11,171	494	Sherwin-Williams Co/The	151,657	63,257
			Univar Inc (a)	9,106	272
Aptiv PLC	13,859	1,315
BorgWarner Inc	3,015	170	Versum Materials Inc	2,816	104
Delphi Technologies PLC	7,254	401	Westlake Chemical Corp	1,615	182
Lear Corp	4,490	867	WR Grace & Co	5,294	391
Visteon Corp (a)	2,917	379			$85,516
WABCO Holdings Inc (a)	4,160	642	Commercial Services - 5.68%
		$4,268	Aramark	8,819	404
Banks - 0.68%			Automatic Data Processing Inc	23,182	2,866
Bank of the Ozarks	4,881	244	Booz Allen Hamilton Holding Corp	11,872	465
			Bright Horizons Family Solutions Inc (a)	4,559	448
Capital One Financial Corp	5,981	622
East West Bancorp Inc	1,505	99	Cintas Corp	6,654	1,121
			CoreLogic Inc/United States (a)	5,411	256
Morgan Stanley	999,974	56,549	CoStar Group Inc (a)	2,839	983
Pinnacle Financial Partners Inc	1,757	111
State Street Corp	4,185	461	Ecolab Inc	750,828	103,374
SVB Financial Group (a)	3,010	742	Euronet Worldwide Inc (a)	4,727	444
Western Alliance Bancorp (a)	4,693	275	FleetCor Technologies Inc (a)	531,735	112,993
		$59,103	Global Payments Inc	346,063	38,683
Beverages - 0.36%			H&R Block Inc	5,106	135
			IHS Markit Ltd (a)	17,345	828
Brown-Forman Corp - B Shares	16,670	1,155
			KAR Auction Services Inc	11,538	629
Coca-Cola Co/The	227,178	10,811	Live Nation Entertainment Inc (a)	11,053	498
Constellation Brands Inc	15,244	3,346
Dr Pepper Snapple Group Inc	13,783	1,645	MarketAxess Holdings Inc	2,669	524
Monster Beverage Corp (a)	40,143	2,739	Moody's Corp	12,405	2,007
PepsiCo Inc	98,180	11,811	Morningstar Inc	1,731	166
			PayPal Holdings Inc (a)	2,489,837	212,433
		$31,507	Quanta Services Inc (a)	3,964	153
Biotechnology - 2.47%			Robert Half International Inc	10,207	591
ACADIA Pharmaceuticals Inc (a)	6,793	203
Alexion Pharmaceuticals Inc (a)	275,786	32,907	Rollins Inc	8,925	440
Alnylam Pharmaceuticals Inc (a)	211,887	27,541	S&P Global Inc	13,353	2,418
			Service Corp International/US	15,260	610
Amgen Inc	15,244	2,836	ServiceMaster Global Holdings Inc (a)	11,392	601
Biogen Inc (a)	126,698	44,067
			Square Inc (a)	19,668	923
BioMarin Pharmaceutical Inc (a)	12,536	1,131
Bioverativ Inc (a)	7,620	785	Total System Services Inc	14,562	1,294
			TransUnion (a)	12,821	761
Celgene Corp (a)	55,738	5,639
			United Rentals Inc (a)	6,416	1,162

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electronics - 3.29%
Verisk Analytics Inc (a)	11,709	$1,171	Agilent Technologies Inc	6,541	$480
Western Union Co/The	36,886	767	Allegion PLC	7,851	676
WEX Inc (a)	2,589	401	Amphenol Corp	1,434,312	133,061
Worldpay Inc (a)	12,510	1,005	Coherent Inc (a)	2,126	552
		$491,554	Corning Inc	2,677	84
Computers - 2.89%			FLIR Systems Inc	7,058	361
Accenture PLC - Class A	49,095	7,890	Fortive Corp	1,857,145	141,180
Apple Inc	800,308	133,995	Gentex Corp	16,330	387
Cognizant Technology Solutions Corp	51,262	3,997	Honeywell International Inc	23,037	3,678
CSRA Inc	13,878	462	Mettler-Toledo International Inc (a)	1,923	1,299
Dell Technologies Inc Class V (a)	15,990	1,146	National Instruments Corp	7,872	393
DST Systems Inc	2,225	185	PerkinElmer Inc	2,388	191
DXC Technology Co	27,484	2,736	Sensata Technologies Holding NV (a)	7,070	398
Fortinet Inc (a)	12,514	576	Trimble Inc (a)	16,234	716
Genpact Ltd	2,692,312	91,377	Waters Corp (a)	5,800	1,251
International Business Machines Corp	30,138	4,934			$284,707
NCR Corp (a)	9,667	363	Entertainment - 0.02%
NetApp Inc	18,468	1,136	Lions Gate Entertainment Corp - A shares	4,972	168
Western Digital Corp	21,260	1,892	Lions Gate Entertainment Corp - B shares	7,480	240
		$250,689	Six Flags Entertainment Corp	5,773	390
Consumer Products - 0.06%			Vail Resorts Inc	3,280	717
Avery Dennison Corp	6,232	764			$1,515
Church & Dwight Co Inc	18,620	910	Environmental Control - 0.40%
Clorox Co/The	8,290	1,175	Waste Connections Inc	458,950	32,962
Kimberly-Clark Corp	15,627	1,828	Waste Management Inc	18,582	1,643
Spectrum Brands Holdings Inc	2,312	274			$34,605
		$4,951	Food - 0.12%
Cosmetics & Personal Care - 1.46%			Blue Buffalo Pet Products Inc (a)	6,996	238
Colgate-Palmolive Co	7,045	523	Campbell Soup Co	9,981	465
Estee Lauder Cos Inc/The	927,089	125,120	General Mills Inc	47,290	2,766
Procter & Gamble Co/The	6,769	584	Hershey Co/The	9,478	1,046
		$126,227	Kellogg Co	17,173	1,170
Distribution & Wholesale - 0.04%			Kroger Co/The	25,064	761
Fastenal Co	22,020	1,210	Lamb Weston Holdings Inc	3,159	185
HD Supply Holdings Inc (a)	14,989	583	Pilgrim's Pride Corp (a)	5,953	165
LKQ Corp (a)	4,859	204	Sprouts Farmers Market Inc (a)	11,521	322
Pool Corp	3,272	443	Sysco Corp	49,978	3,142
WW Grainger Inc	3,695	996	TreeHouse Foods Inc (a)	1,961	92
		$3,436			$10,352
Diversified Financial Services - 5.35%			Forest Products & Paper - 0.01%
Air Lease Corp	1,236	60	International Paper Co	19,186	1,206
Alliance Data Systems Corp	3,759	965
Ameriprise Financial Inc	11,730	1,979	Gas - 0.34%
BGC Partners Inc	7,531	108	Sempra Energy	278,437	29,798
Cboe Global Markets Inc	7,931	1,066
Charles Schwab Corp/The	437,006	23,309	Hand & Machine Tools - 0.02%
Credit Acceptance Corp (a)	870	287	Lincoln Electric Holdings Inc	5,073	495
Eaton Vance Corp	8,805	509	Snap-on Inc	938	160
Federated Investors Inc	3,568	124	Stanley Black & Decker Inc	7,813	1,299
Intercontinental Exchange Inc	650,089	48,002			$1,954
Invesco Ltd	5,827	210	Healthcare - Products - 8.55%
Lazard Ltd	8,904	521	ABIOMED Inc (a)	3,159	742
Legg Mason Inc	2,866	122	Align Technology Inc (a)	6,007	1,574
LPL Financial Holdings Inc	6,817	407	Baxter International Inc	7,441	536
Mastercard Inc	71,922	12,155	Becton Dickinson and Co	385,364	93,621
Raymond James Financial Inc	2,908	280	Bio-Techne Corp	3,086	433
SEI Investments Co	10,215	768	Boston Scientific Corp (a)	70,838	1,981
T Rowe Price Group Inc	5,951	664	Bruker Corp	4,574	163
TD Ameritrade Holding Corp	582,624	32,505	Cooper Cos Inc/The	3,006	735
Visa Inc	2,734,138	339,663	Danaher Corp	1,485,722	150,474
		$463,704	Edwards Lifesciences Corp (a)	501,481	63,478
Electric - 0.00%			Henry Schein Inc (a)	11,968	906
NRG Energy Inc	4,150	108	Hill-Rom Holdings Inc	5,021	428
			IDEXX Laboratories Inc (a)	6,618	1,238
Electrical Components & Equipment - 0.02%			Intuitive Surgical Inc (a)	561,132	242,224
AMETEK Inc	4,030	308	Medtronic PLC	10,293	884
Emerson Electric Co	4,628	334	OPKO Health Inc (a)	2,560	11
Energizer Holdings Inc	5,753	335	Patterson Cos Inc	1,808	65
Hubbell Inc	3,185	433	ResMed Inc	10,628	1,071
Universal Display Corp	3,508	559	Stryker Corp	348,551	57,294
		$1,969	Teleflex Inc	725	201
			Thermo Fisher Scientific Inc	543,070	121,708

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Leisure Products & Services - 0.02%
Varian Medical Systems Inc (a)	7,197	$918	Brunswick Corp/DE	5,705	$358
		$740,685	Harley-Davidson Inc	9,450	458
Healthcare - Services - 4.08%			Polaris Industries Inc	4,855	549
Aetna Inc	64,634	12,075			$1,365
Anthem Inc	194,299	48,157	Lodging - 0.65%
Centene Corp (a)	106,532	11,425	Choice Hotels International Inc	3,526	290
Cigna Corp	524,754	109,332	Hilton Grand Vacations Inc (a)	6,917	311
HCA Healthcare Inc	150,875	15,263	Hilton Worldwide Holdings Inc	534,572	45,787
Humana Inc	102,357	28,847	Las Vegas Sands Corp	18,564	1,439
IQVIA Holdings Inc (a)	8,116	829	Marriott International Inc/MD	40,732	6,001
LifePoint Health Inc (a)	1,067	53	Wyndham Worldwide Corp	7,933	985
UnitedHealth Group Inc	535,687	126,840	Wynn Resorts Ltd	6,217	1,029
WellCare Health Plans Inc (a)	3,291	692			$55,842
		$353,513	Machinery - Construction & Mining - 0.77%
Holding Companies - Diversified - 0.00%			BWX Technologies Inc	988,583	62,715
Leucadia National Corp	7,322	198	Caterpillar Inc	26,660	4,340
					$67,055
Home Builders - 0.03%			Machinery - Diversified - 2.22%
DR Horton Inc	15,318	751	Cognex Corp	13,494	842
NVR Inc (a)	262	833	Cummins Inc	10,825	2,035
PulteGroup Inc	8,265	263	Deere & Co	16,479	2,742
Thor Industries Inc	4,128	564	Gardner Denver Holdings Inc (a)	5,608	194
Toll Brothers Inc	6,872	320	Graco Inc	13,961	653
		$2,731	IDEX Corp	5,845	839
Home Furnishings - 0.01%			Nordson Corp	4,686	674
Leggett & Platt Inc	8,592	399	Rockwell Automation Inc	6,578	1,298
Tempur Sealy International Inc (a)	1,657	99	Roper Technologies Inc	476,234	133,626
		$498	Wabtec Corp/DE	591,989	47,975
Housewares - 0.01%			Welbilt Inc (a)	11,246	251
Scotts Miracle-Gro Co/The	3,120	282	Xylem Inc/NY	7,823	565
Toro Co/The	9,057	594	Zebra Technologies Corp (a)	4,355	536
Tupperware Brands Corp	4,600	266			$192,230
		$1,142	Media - 1.26%
Insurance - 0.44%			AMC Networks Inc (a)	4,374	226
Allstate Corp/The	10,676	1,055	Cable One Inc	406	287
American International Group Inc	5,694	364	CBS Corp	24,826	1,430
Aon PLC	18,306	2,603	Charter Communications Inc (a)	224,045	84,521
Arch Capital Group Ltd (a)	1,403	128	Comcast Corp - Class A	358,062	15,228
Arthur J Gallagher & Co	9,118	623	FactSet Research Systems Inc	2,910	584
Assurant Inc	1,370	125	Scripps Networks Interactive Inc	4,444	391
Erie Indemnity Co	1,750	208	Sirius XM Holdings Inc	113,678	695
Marsh & McLennan Cos Inc	39,525	3,301	Twenty-First Century Fox Inc - A Shares	2,699	100
Progressive Corp/The	48,155	2,605	Twenty-First Century Fox Inc - B Shares	3,767	137
RenaissanceRe Holdings Ltd	246	31	Walt Disney Co/The	54,637	5,937
Voya Financial Inc	1,238	64			$109,536
Willis Towers Watson PLC	166,260	26,680	Mining - 0.02%
XL Group Ltd	6,548	241	Freeport-McMoRan Inc (a)	47,993	936
		$38,028	Royal Gold Inc	1,778	158
Internet - 22.03%			Southern Copper Corp	5,987	291
Alibaba Group Holding Ltd ADR(a)	988,198	201,879			$1,385
Alphabet Inc - A Shares (a)	195,804	231,483	Miscellaneous Manufacturers - 1.27%
Alphabet Inc - C Shares (a)	223,070	260,978	3M Co	47,156	11,813
Amazon.com Inc (a)	358,260	519,796	AO Smith Corp	1,325,550	88,520
CDW Corp/DE	11,853	886	AptarGroup Inc	1,319	115
Dropbox Inc (a),(b),(c),(d)	52,984	620	Donaldson Co Inc	10,398	527
F5 Networks Inc (a)	5,291	765	Dover Corp	1,833	195
Facebook Inc (a)	1,703,945	318,451	General Electric Co	78,374	1,267
Flipkart Online Services Pvt Ltd (a),(b),(c),(d)	5,760	502	Hexcel Corp	5,122	350
GoDaddy Inc (a)	10,683	590	Illinois Tool Works Inc	29,870	5,188
IAC/InterActiveCorp (a)	5,944	862	Ingersoll-Rand PLC	9,833	930
Liberty Expedia Holdings Inc (a)	2,277	107	Parker-Hannifin Corp	5,923	1,193
Match Group Inc (a)	6,475	226			$110,098
Netflix Inc (a)	173,051	46,776	Oil & Gas - 0.05%
Priceline Group Inc/The (a)	134,163	256,526	Antero Resources Corp (a)	10,109	196
Shopify Inc (a)	122,859	15,716	Apache Corp	2,393	107
Tencent Holdings Ltd ADR	850,900	50,348	Cabot Oil & Gas Corp	24,949	657
Twitter Inc (a)	4,762	123	Cimarex Energy Co	6,692	751
Uber Technologies Inc (a),(b),(c),(d)	3,929	135	Continental Resources Inc/OK (a)	3,668	204
VeriSign Inc (a)	6,903	793	Devon Energy Corp	4,249	176
		$1,907,562	Diamondback Energy Inc (a)	2,001	251
Iron & Steel - 0.00%
Steel Dynamics Inc	3,154	143

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Retail (continued)
EOG Resources Inc	2,806	$323	CarMax Inc (a)	14,014	$1,000
EQT Corp	3,125	170	Copart Inc (a)	16,244	716
Gulfport Energy Corp (a)	4,793	49	Costco Wholesale Corp	544,945	106,193
Newfield Exploration Co (a)	15,939	505	Darden Restaurants Inc	9,708	931
Parsley Energy Inc (a)	11,500	271	Dick's Sporting Goods Inc	5,675	179
RSP Permian Inc (a)	5,837	231	Dollar General Corp	678,607	69,978
		$3,891	Dollar Tree Inc (a)	37,149	4,272
Oil & Gas Services - 0.03%			Domino's Pizza Inc	3,395	736
Halliburton Co	43,307	2,326	Dunkin' Brands Group Inc	7,664	496
RPC Inc	6,202	125	Floor & Decor Holdings Inc (a)	3,207	150
		$2,451	Foot Locker Inc	1,825	90
Packaging & Containers - 0.04%			Gap Inc/The	3,723	124
Ardagh Group SA	2,350	47	Genuine Parts Co	4,622	481
Ball Corp	14,465	554	Home Depot Inc/The	98,075	19,703
Berry Global Group Inc (a)	9,749	577	L Brands Inc	3,716	186
Crown Holdings Inc (a)	7,227	419	Liberty Interactive Corp QVC Group (a)	22,695	638
Graphic Packaging Holding Co	17,546	283	Lowe's Cos Inc	85,360	8,940
Owens-Illinois Inc (a)	11,053	257	Lululemon Athletica Inc (a)	7,703	602
Packaging Corp of America	7,024	882	McDonald's Corp	41,352	7,077
Sealed Air Corp	7,235	343	Michaels Cos Inc/The (a)	8,591	231
Silgan Holdings Inc	6,291	188	MSC Industrial Direct Co Inc	2,139	201
		$3,550	Nordstrom Inc	9,555	471
Pharmaceuticals - 3.23%			Nu Skin Enterprises Inc	2,004	144
			O'Reilly Automotive Inc (a)	6,237	1,651
AbbVie Inc	114,611	12,862
Agios Pharmaceuticals Inc (a)	2,699	213	Restaurant Brands International Inc	306,200	18,491
Akorn Inc (a)	7,157	231	Ross Stores Inc	607,644	50,064
Alkermes PLC (a)	10,716	613	Sally Beauty Holdings Inc (a)	4,117	68
AmerisourceBergen Corp	12,243	1,220	Starbucks Corp	642,575	36,504
Bristol-Myers Squibb Co	41,989	2,628	TJX Cos Inc/The	1,083,576	87,033
DexCom Inc (a)	1,017,022	59,191	Tractor Supply Co	10,188	777
Eli Lilly & Co	73,547	5,990	Walgreens Boots Alliance Inc	27,960	2,104
Express Scripts Holding Co (a)	6,608	523	Wendy's Co/The	15,083	244
Herbalife Ltd (a)	5,686	472	Williams-Sonoma Inc	2,112	108
Johnson & Johnson	31,732	4,385	Yum China Holdings Inc	24,478	1,136
McKesson Corp	1,143	193	Yum! Brands Inc	319,470	27,024
Merck & Co Inc	502,428	29,769			$450,513
Neurocrine Biosciences Inc (a)	6,145	525	Semiconductors - 1.27%
Premier Inc (a)	3,042	99	Analog Devices Inc	18,932	1,739
TESARO Inc (a)	2,609	176	Applied Materials Inc	109,403	5,867
Zoetis Inc	2,089,685	160,341	ASML Holding NV - NY Reg Shares	83,400	16,927
		$279,431	Broadcom Ltd	20,937	5,193
Pipelines - 0.02%			Cypress Semiconductor Corp	5,874	102
			IPG Photonics Corp (a)	2,987	753
ONEOK Inc	26,802	1,577
Williams Cos Inc/The	10,502	330	KLA-Tencor Corp	12,206	1,340
		$1,907	Lam Research Corp	20,709	3,966
Real Estate - 0.01%			Maxim Integrated Products Inc	123,582	7,538
CBRE Group Inc (a)	9,951	455	Microchip Technology Inc	17,365	1,653
			Micron Technology Inc (a)	98,531	4,308
			Microsemi Corp (a)	7,834	484
REITs - 2.23%
			NVIDIA Corp	39,252	9,648
American Tower Corp	37,083	5,477	NXP Semiconductors NV (a)	10,029	1,207
Boston Properties Inc	1,787	221	ON Semiconductor Corp (a)	32,571	806
CoreSite Realty Corp	2,605	282	Qorvo Inc (a)	5,220	375
Crown Castle International Corp	432,757	48,802
CubeSmart	9,761	269	Skyworks Solutions Inc	14,165	1,377
Digital Realty Trust Inc	8,062	903	Teradyne Inc	15,896	729
Douglas Emmett Inc	9,837	380	Texas Instruments Inc	245,513	26,926
Equinix Inc	4,023	1,831	Xilinx Inc	262,854	19,193
Equity LifeStyle Properties Inc	6,178	533			$110,131
Extra Space Storage Inc	7,708	644	Shipbuilding - 0.01%
Federal Realty Investment Trust	2,177	263	Huntington Ingalls Industries Inc	3,051	725
Gaming and Leisure Properties Inc	5,437	198
Hudson Pacific Properties Inc	1,893	61	Software - 13.27%
Iron Mountain Inc	18,085	634	Activision Blizzard Inc	63,008	4,671
			Adobe Systems Inc (a)	725,504	144,927
Lamar Advertising Co	5,684	409	ANSYS Inc (a)	423,251	68,418
Outfront Media Inc	2,633	59	athenahealth Inc (a)	3,063	384
Public Storage	14,484	2,835	Atlassian Corp PLC (a)	7,746	418
SBA Communications Corp (a)	727,073	126,874	Autodesk Inc (a)	8,701	1,006
Simon Property Group Inc	14,579	2,382	Black Knight Inc (a)	9,554	473
Taubman Centers Inc	2,092	129
		$193,186	Broadridge Financial Solutions Inc	9,732	938
			Cadence Design Systems Inc (a)	22,632	1,015
Retail - 5.20%
AutoZone Inc (a)	1,768	1,353	CDK Global Inc	10,676	761
Burlington Stores Inc (a)	3,424	417

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I

January 31, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS
Software (continued)				(continued)		Shares Held	Value (000's)
Cerner Corp (a)		21,461	$1,484	Internet (continued)
Citrix Systems Inc (a)		11,768	1,092	Flipkart Online Services Pvt Ltd Series C		3,472	$303
Dun & Bradstreet Corp/The		1,816	225	0.00% (a),(b),(c),(d)
Electronic Arts Inc (a)		975,021	123,789	Flipkart Online Services Pvt Ltd Series E		6,455	562
Fidelity National Information Services Inc		9,580	981	0.00% (a),(b),(c),(d)
First Data Corp (a)		37,908	671	Uber Technologies Inc	0.00% (a),(b),(c),(d)	98,844	3,400
Fiserv Inc (a)		18,646	2,626	Uber Technologies Inc	0.00% (a),(b),(c),(d)	322	11
Guidewire Software Inc (a)		2,680	213	Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,434	49
Intuit Inc		978,253	164,248	Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,502	52
Jack Henry & Associates Inc		6,368	794	Uber Technologies Inc	0.00% (a),(b),(c),(d)	4	—
Manhattan Associates Inc (a)		5,734	303	Uber Technologies Inc	0.00% (a),(b),(c),(d)	209,464	7,205
Microsoft Corp		2,773,134	263,475	Uber Technologies Inc	0.00% (a),(b),(c),(d)	862	30
MSCI Inc		6,561	913	Uber Technologies Inc	0.00% (a),(b),(c),(d)	357	12
Oracle Corp		29,337	1,513	Uber Technologies Inc	0.00% (a),(b),(c),(d)	560	19
Paychex Inc		24,491	1,672	Uber Technologies Inc	0.00% (a),(b),(c),(d)	397	14
Red Hat Inc (a)		445,571	58,539				$32,868
salesforce.com Inc (a)		1,776,692	202,383	TOTAL CONVERTIBLE PREFERRED STOCKS			$32,868
ServiceNow Inc (a)		253,318	37,712	PREFERRED STOCKS - 0.11%		Shares Held	Value (000's)
Splunk Inc (a)		10,816	999	Internet - 0.04%
SS&C Technologies Holdings Inc		13,986	703	Flipkart Online Services Pvt Ltd Series G		29,246	3,462
Synopsys Inc (a)		2,169	201	0.00% (a),(b),(c),(d)
Take-Two Interactive Software Inc (a)		9,038	1,145
Tyler Technologies Inc (a)		2,728	550	Software - 0.07%
Ultimate Software Group Inc/The (a)		2,082	485	Magic Leap Inc	0.00% (a),(b),(c),(d)	168,788	4,557
Veeva Systems Inc (a)		8,870	558	Magic Leap Inc	0.00% (a),(c),(d)	48,744	1,316
VMware Inc (a)		287,457	35,584
Workday Inc (a)		196,679	23,579				$5,873
				TOTAL PREFERRED STOCKS			$9,335
			$1,149,448	Total Investments			$8,645,310
Telecommunications - 0.48%				Other Assets and Liabilities - 0.18%			$15,535
Arista Networks Inc (a)		4,241	1,170
CommScope Holding Co Inc (a)		7,283	281	TOTAL NET ASSETS - 100.00%			$8,660,845
Motorola Solutions Inc		1,936	192
Switch Inc		7,556	123	(a)	Non-income producing security
T-Mobile US Inc (a)		481,812	31,366	(b)			The value of these investments was determined using significant
Verizon Communications Inc		146,960	7,946	unobservable inputs.
Zayo Group Holdings Inc (a)		13,075	480	(c)			Restricted Security. Please see Restricted Security Sub-Schedule for more
			$41,558	information.
Textiles - 0.00%				(d)			Fair value of these investments is determined in good faith by the Manager
Mohawk Industries Inc (a)		504	142	under procedures established and periodically reviewed by the Board of
				Directors. Certain inputs used in the valuation may be unobservable;
Toys, Games & Hobbies - 0.01%				however, each security is evaluated individually for purposes of ASC 820
Hasbro Inc		6,774	641	which results in not all securities being identified as Level 3 of the fair
				value hierarchy. At the end of the period, the fair value of these securities
Transportation - 0.28%				totaled $43,460 or 0.50% of net assets.
CH Robinson Worldwide Inc		10,806	988	(e)			Affiliated Security. Security is either an affiliate (and registered under the
CSX Corp		39,650	2,251	Investment Company Act of 1940) or an affiliate as defined by the
Expeditors International of Washington Inc		10,379	674	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
FedEx Corp		21,735	5,705	outstanding voting shares of the security). Please see affiliated sub-
JB Hunt Transport Services Inc		6,612	799	schedule for transactional information.
Landstar System Inc		3,878	431
Old Dominion Freight Line Inc		3,422	501
Union Pacific Corp		60,546	8,083
United Parcel Service Inc		35,734	4,550		Portfolio Summary (unaudited)
XPO Logistics Inc (a)		6,621	625	Sector			Percent
			$24,607	Consumer, Non-cyclical			26.60%
Water - 0.19%				Communications			24.21%
American Water Works Co Inc		194,400	16,168	Technology			17.48%
				Industrial			11.19%
TOTAL COMMON STOCKS			$8,383,669	Financial			8.71%
INVESTMENT COMPANIES - 2.53%		Shares Held	Value (000's)	Consumer, Cyclical			7.45%
Money Market Funds - 2.53%				Investment Companies			2.53%
Principal Government Money Market Fund (e)		219,437,971	219,438	Basic Materials			1.02%
				Utilities			0.53%
TOTAL INVESTMENT COMPANIES			$219,438	Energy			0.10%
				Diversified			0.00%
CONVERTIBLE PREFERRED STOCKS -				Other Assets and Liabilities			0.18%
0.38%		Shares Held	Value (000's)
Internet - 0.38%				TOTAL NET ASSETS			100.00%
Airbnb Inc - Series D	0.00% (a),(b),(c),(d)	121,527	$14,225
Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	29,361	3,437
Dropbox Inc 0.00% (a),(b),(c),(d)		254,085	3,378
Flipkart Online Services Pvt Ltd Series A		1,967	171
0.00% (a),(b),(c),(d)

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases			Sales		January 31, 2018
	Value				Cost	Proceeds			Value
Principal Government Money Market Fund		$—			$503,409		$283,971		$219,438
		$—			$503,409		$283,971		$219,438

		Realized Gain/Loss				Realized Gain from			Change in Unrealized
	Income	on Investments				Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$263			$—				$—	$—
	$263			$—				$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date					Cost		Value	Percent of Net Assets
Airbnb Inc - Series D		04/16/2014				$4,948		$14,225	0.16%
Airbnb Inc - Series E		07/14/2015				2,733		3,437	0.04%
Dropbox Inc		01/30/2014				4,854		3,378	0.04%
Dropbox Inc		11/07/2014				1,012		620	0.01%
Flipkart Online Services Pvt Ltd		03/19/2015				657		502	0.01%
Flipkart Online Services Pvt Ltd Series A		03/19/2015				224		171	0.00%
Flipkart Online Services Pvt Ltd Series C		03/19/2015				396		303	0.00%
Flipkart Online Services Pvt Ltd Series E		03/19/2015				736		562	0.01%
Flipkart Online Services Pvt Ltd Series G		12/17/2014				3,502		3,462	0.04%
Magic Leap Inc		10/12/2017				1,316		1,316	0.02%
Magic Leap Inc		01/20/2016				3,888		4,557	0.05%
Uber Technologies Inc	12/05/2014-01/16/2018					6,979		7,205	0.08%
Uber Technologies Inc		01/16/2018				50		52	0.00%
Uber Technologies Inc		01/16/2018				42		30	0.00%
Uber Technologies Inc		01/16/2018				12		12	0.00%
Uber Technologies Inc		01/16/2018				13		14	0.00%
Uber Technologies Inc		01/16/2018				47		49	0.00%
Uber Technologies Inc		01/16/2018				11		11	0.00%
Uber Technologies Inc		12/03/2015				4,821		3,400	0.04%
Uber Technologies Inc		01/16/2018				130		135	0.00%
Uber Technologies Inc		01/16/2018				18		19	0.00%
Uber Technologies Inc		01/16/2018				—		—	0.00%
Total								$43,460	0.50%

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount			Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2018	Long		1,569		$221,684				$7,629
Total									$7,629

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS - 98.17%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.11%			Beverages (continued)
Interpublic Group of Cos Inc/The	93,236	$2,041	Coca-Cola Co/The	920,000	$43,783
Omnicom Group Inc	55,310	4,239	Constellation Brands Inc	41,333	9,071
		$6,280	Dr Pepper Snapple Group Inc	43,315	5,170
Aerospace & Defense - 2.68%			Molson Coors Brewing Co	44,330	3,725
Arconic Inc	101,622	3,055	Monster Beverage Corp (a)	98,774	6,739
Boeing Co/The	134,319	47,599	PepsiCo Inc	341,202	41,046
General Dynamics Corp	66,622	14,822			$112,790
Harris Corp	28,599	4,558	Biotechnology - 2.22%
L3 Technologies Inc	18,749	3,983	Alexion Pharmaceuticals Inc (a)	53,601	6,396
Lockheed Martin Corp	59,851	21,238	Amgen Inc	174,162	32,403
Northrop Grumman Corp	41,767	14,223	Biogen Inc (a)	50,728	17,644
Raytheon Co	69,359	14,492	Celgene Corp (a)	188,894	19,109
Rockwell Collins Inc	39,059	5,409	Gilead Sciences Inc	313,401	26,263
TransDigm Group Inc	11,595	3,675	Illumina Inc (a)	35,030	8,149
United Technologies Corp	178,182	24,591	Incyte Corp (a)	42,025	3,794
		$157,645	Regeneron Pharmaceuticals Inc (a)	18,484	6,777
Agriculture - 1.32%			Vertex Pharmaceuticals Inc (a)	60,678	10,125
Altria Group Inc	457,815	32,203			$130,660
Archer-Daniels-Midland Co	134,176	5,763	Building Materials - 0.38%
Philip Morris International Inc	372,631	39,957	Fortune Brands Home & Security Inc	36,950	2,621
		$77,923	Johnson Controls International plc	222,031	8,688
Airlines - 0.48%			Martin Marietta Materials Inc	15,083	3,441
Alaska Air Group Inc	29,521	1,941	Masco Corp	75,470	3,371
American Airlines Group Inc	102,173	5,550	Vulcan Materials Co	31,735	4,297
Delta Air Lines Inc	157,372	8,934			$22,418
Southwest Airlines Co	130,977	7,963	Chemicals - 1.98%
United Continental Holdings Inc (a)	60,415	4,097	Air Products & Chemicals Inc	52,293	8,805
		$28,485	Albemarle Corp	26,511	2,958
Apparel - 0.59%			CF Industries Holdings Inc	55,961	2,375
Hanesbrands Inc	87,471	1,900	DowDuPont Inc	561,412	42,432
Michael Kors Holdings Ltd (a)	36,487	2,408	Eastman Chemical Co	34,485	3,420
NIKE Inc	315,244	21,506	FMC Corp	32,212	2,942
Ralph Lauren Corp	13,290	1,519	International Flavors & Fragrances Inc	18,948	2,848
Under Armour Inc - Class A (a)	44,417	616	LyondellBasell Industries NV	77,604	9,300
Under Armour Inc - Class C (a)	44,227	568	Monsanto Co	105,403	12,838
VF Corp	78,688	6,385	Mosaic Co/The	84,216	2,299
		$34,902	PPG Industries Inc	61,054	7,249
Automobile Manufacturers - 0.50%			Praxair Inc	68,691	11,093
Ford Motor Co	936,039	10,268	Sherwin-Williams Co/The	19,744	8,235
General Motors Co	306,707	13,008			$116,794
PACCAR Inc	84,358	6,290	Commercial Services - 1.73%
		$29,566	Automatic Data Processing Inc	106,402	13,154
Automobile Parts & Equipment - 0.18%			Cintas Corp	20,659	3,480
Aptiv PLC	63,781	6,052	Ecolab Inc	62,385	8,589
BorgWarner Inc	47,550	2,675	Equifax Inc	28,810	3,599
Goodyear Tire & Rubber Co/The	59,099	2,058	Gartner Inc (a)	21,749	3,017
		$10,785	Global Payments Inc	38,182	4,268
Banks - 8.00%			H&R Block Inc	50,157	1,331
			IHS Markit Ltd (a)	87,156	4,160
Bank of America Corp	2,327,343	74,475
Bank of New York Mellon Corp/The	245,684	13,930	Moody's Corp	39,889	6,454
BB&T Corp	189,279	10,446	Nielsen Holdings PLC	80,325	3,005
			PayPal Holdings Inc (a)	271,061	23,127
Capital One Financial Corp	116,300	12,091	Quanta Services Inc (a)	37,121	1,429
Citigroup Inc	634,351	49,784
Citizens Financial Group Inc	118,039	5,418	Robert Half International Inc	30,074	1,741
Comerica Inc	41,725	3,973	S&P Global Inc	61,181	11,080
Fifth Third Bancorp	169,283	5,603	Total System Services Inc	40,139	3,567
			United Rentals Inc (a)	20,277	3,672
Goldman Sachs Group Inc/The	84,164	22,547	Verisk Analytics Inc (a)	37,288	3,731
Huntington Bancshares Inc/OH	259,342	4,196
JPMorgan Chase & Co	832,459	96,290	Western Union Co/The	110,194	2,291
KeyCorp	258,011	5,521			$101,695
M&T Bank Corp	36,113	6,890	Computers - 5.32%
Morgan Stanley	333,990	18,887	Accenture PLC - Class A	148,269	23,827
Northern Trust Corp	51,529	5,431	Apple Inc	1,231,829	206,245
PNC Financial Services Group Inc/The	114,155	18,039	Cognizant Technology Solutions Corp	141,468	11,032
Regions Financial Corp	278,301	5,352	CSRA Inc	39,294	1,308
State Street Corp	88,972	9,802	DXC Technology Co	68,442	6,813
SunTrust Banks Inc	114,211	8,075	Hewlett Packard Enterprise Co	382,674	6,276
US Bancorp	378,239	21,613	HP Inc	400,728	9,345
Wells Fargo & Co	1,063,289	69,943	International Business Machines Corp	206,569	33,815
Zions Bancorporation	47,923	2,589	NetApp Inc	64,720	3,980
		$470,895	Seagate Technology PLC	69,414	3,832
Beverages - 1.92%			Western Digital Corp	70,966	6,314
Brown-Forman Corp - B Shares	46,981	3,256			$312,787

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.34%			Electronics (continued)
Avery Dennison Corp	21,206	$2,602	Amphenol Corp	73,258	$6,796
Church & Dwight Co Inc	59,962	2,929	Corning Inc	208,504	6,509
Clorox Co/The	30,935	4,383	FLIR Systems Inc	33,247	1,703
Kimberly-Clark Corp	84,394	9,874	Fortive Corp	73,380	5,578
		$19,788	Garmin Ltd	26,623	1,676
Cosmetics & Personal Care - 1.32%			Honeywell International Inc	182,778	29,184
Colgate-Palmolive Co	210,676	15,641	Mettler-Toledo International Inc (a)	6,138	4,145
Coty Inc	113,286	2,222	PerkinElmer Inc	26,443	2,120
Estee Lauder Cos Inc/The	53,712	7,249	TE Connectivity Ltd	84,365	8,650
Procter & Gamble Co/The	611,345	52,783	Waters Corp (a)	19,082	4,114
		$77,895			$78,107
Distribution & Wholesale - 0.17%			Engineering & Construction - 0.07%
Fastenal Co	68,951	3,790	Fluor Corp	33,559	2,037
LKQ Corp (a)	74,146	3,116	Jacobs Engineering Group Inc	28,903	2,008
WW Grainger Inc	12,442	3,355			$4,045
		$10,261	Environmental Control - 0.23%
Diversified Financial Services - 3.67%			Republic Services Inc	54,527	3,751
Affiliated Managers Group Inc	13,336	2,662	Stericycle Inc (a)	20,483	1,544
Alliance Data Systems Corp	11,533	2,960	Waste Management Inc	95,843	8,475
American Express Co	172,848	17,181			$13,770
Ameriprise Financial Inc	35,493	5,988	Food - 1.30%
BlackRock Inc	29,621	16,641	Campbell Soup Co	46,146	2,148
Cboe Global Markets Inc	27,221	3,658	Conagra Brands Inc	98,007	3,724
Charles Schwab Corp/The	286,253	15,269	General Mills Inc	136,356	7,976
CME Group Inc	81,643	12,531	Hershey Co/The	33,846	3,734
Discover Financial Services	87,182	6,957	Hormel Foods Corp	64,585	2,217
E*TRADE Financial Corp (a)	64,944	3,422	JM Smucker Co/The	27,251	3,458
Franklin Resources Inc	78,408	3,325	Kellogg Co	59,678	4,065
Intercontinental Exchange Inc	140,359	10,364	Kraft Heinz Co/The	143,244	11,229
Invesco Ltd	97,667	3,529	Kroger Co/The	213,415	6,479
Mastercard Inc	222,841	37,660	McCormick & Co Inc/MD	28,728	3,125
Nasdaq Inc	27,916	2,259	Mondelez International Inc	358,535	15,919
Navient Corp	63,102	899	Sysco Corp	115,011	7,231
Raymond James Financial Inc	30,834	2,972	Tyson Foods Inc	71,399	5,434
Synchrony Financial	176,494	7,003			$76,739
T Rowe Price Group Inc	58,135	6,490	Forest Products & Paper - 0.11%
Visa Inc	435,087	54,051	International Paper Co	99,063	6,227
		$215,821
Electric - 2.44%			Gas - 0.14%
AES Corp/VA	158,439	1,832	NiSource Inc	80,804	1,994
Alliant Energy Corp	55,471	2,205	Sempra Energy	60,239	6,447
Ameren Corp	58,213	3,297			$8,441
American Electric Power Co Inc	118,002	8,116	Hand & Machine Tools - 0.14%
CenterPoint Energy Inc	103,412	2,914	Snap-on Inc	13,678	2,343
CMS Energy Corp	67,661	3,028	Stanley Black & Decker Inc	36,794	6,116
Consolidated Edison Inc	74,392	5,978			$8,459
Dominion Energy Inc	154,396	11,802	Healthcare - Products - 3.19%
DTE Energy Co	43,039	4,547	Abbott Laboratories	417,606	25,958
Duke Energy Corp	167,917	13,181	Align Technology Inc (a)	17,314	4,536
Edison International	78,169	4,888	Baxter International Inc	120,268	8,663
Entergy Corp	43,246	3,403	Becton Dickinson and Co	63,576	15,445
Eversource Energy	76,028	4,797	Boston Scientific Corp (a)	329,458	9,212
Exelon Corp	230,345	8,871	Cooper Cos Inc/The	11,745	2,874
FirstEnergy Corp	106,731	3,511	Danaher Corp	146,863	14,874
NextEra Energy Inc	112,859	17,879	DENTSPLY SIRONA Inc	55,105	3,351
NRG Energy Inc	72,170	1,877	Edwards Lifesciences Corp (a)	50,772	6,427
PG&E Corp	123,037	5,220	Henry Schein Inc (a)	37,657	2,850
Pinnacle West Capital Corp	26,807	2,143	Hologic Inc (a)	66,142	2,824
PPL Corp	163,908	5,224	IDEXX Laboratories Inc (a)	20,927	3,914
Public Service Enterprise Group Inc	121,409	6,297	Intuitive Surgical Inc (a)	26,884	11,605
SCANA Corp	34,217	1,391	Medtronic PLC	324,755	27,893
Southern Co/The	240,791	10,862	Patterson Cos Inc	19,762	709
WEC Energy Group Inc	75,714	4,868	ResMed Inc	34,046	3,432
Xcel Energy Inc	121,823	5,560	Stryker Corp	77,219	12,693
		$143,691	Thermo Fisher Scientific Inc	96,208	21,561
Electrical Components & Equipment - 0.29%			Varian Medical Systems Inc (a)	21,981	2,803
Acuity Brands Inc	10,115	1,562	Zimmer Biomet Holdings Inc	48,577	6,175
AMETEK Inc	55,450	4,231			$187,799
Emerson Electric Co	153,986	11,122	Healthcare - Services - 2.31%
		$16,915	Aetna Inc	78,239	14,617
Electronics - 1.33%			Anthem Inc	61,603	15,268
Agilent Technologies Inc	77,213	5,670	Centene Corp (a)	41,381	4,438
Allegion PLC	22,789	1,962	Cigna Corp	59,154	12,325

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Leisure Products & Services (continued)
DaVita Inc (a)	36,320	$2,834	Royal Caribbean Cruises Ltd	41,092	$5,488
Envision Healthcare Corp (a)	29,027	1,045			$17,048
HCA Healthcare Inc	67,956	6,874	Lodging - 0.44%
Humana Inc	34,276	9,660	Hilton Worldwide Holdings Inc	48,516	4,155
IQVIA Holdings Inc (a)	34,931	3,570	Marriott International Inc/MD	73,475	10,826
Laboratory Corp of America Holdings (a)	24,425	4,262	MGM Resorts International	122,245	4,456
Quest Diagnostics Inc	32,701	3,460	Wyndham Worldwide Corp	24,310	3,018
UnitedHealth Group Inc	232,500	55,051	Wynn Resorts Ltd	19,236	3,185
Universal Health Services Inc	21,025	2,555			$25,640
		$135,959	Machinery - Construction & Mining - 0.39%
Holding Companies - Diversified - 0.03%			Caterpillar Inc	142,738	23,235
Leucadia National Corp	75,220	2,036
			Machinery - Diversified - 0.63%
Home Builders - 0.16%			Cummins Inc	37,431	7,037
DR Horton Inc	81,881	4,016	Deere & Co	76,743	12,772
Lennar Corp - A Shares	49,064	3,074	Flowserve Corp	31,343	1,420
PulteGroup Inc	64,887	2,066	Rockwell Automation Inc	30,831	6,083
		$9,156	Roper Technologies Inc	24,560	6,891
Home Furnishings - 0.08%			Xylem Inc/NY	43,090	3,114
Leggett & Platt Inc	31,626	1,471			$37,317
Whirlpool Corp	17,243	3,128	Media - 2.58%
		$4,599	CBS Corp	86,990	5,012
Housewares - 0.05%			Charter Communications Inc (a)	46,525	17,552
Newell Brands Inc	117,585	3,109	Comcast Corp - Class A	1,119,069	47,594
			Discovery Communications Inc - A Shares (a)	36,948	926
Insurance - 4.14%			Discovery Communications Inc - C Shares (a)	48,758	1,163
Aflac Inc	94,325	8,319	DISH Network Corp (a)	54,683	2,565
Allstate Corp/The	86,090	8,503	News Corp - A Shares	91,888	1,572
American International Group Inc	215,679	13,786	News Corp - B Shares	29,216	510
Aon PLC	59,956	8,524	Scripps Networks Interactive Inc	23,048	2,028
Arthur J Gallagher & Co	43,378	2,964	Time Warner Inc	186,801	17,811
Assurant Inc	12,910	1,181	Twenty-First Century Fox Inc - A Shares	252,879	9,331
Berkshire Hathaway Inc - Class B (a)	461,705	98,980	Twenty-First Century Fox Inc - B Shares	105,370	3,845
Brighthouse Financial Inc (a)	22,988	1,477	Viacom Inc - B Shares	84,650	2,829
Chubb Ltd	111,377	17,392	Walt Disney Co/The	362,355	39,377
Cincinnati Financial Corp	35,822	2,755			$152,115
Everest Re Group Ltd	9,854	2,264	Mining - 0.20%
Hartford Financial Services Group Inc/The	85,585	5,029	Freeport-McMoRan Inc (a)	322,996	6,298
Lincoln National Corp	52,502	4,347	Newmont Mining Corp	127,958	5,184
Loews Corp	66,221	3,420			$11,482
Marsh & McLennan Cos Inc	122,445	10,227	Miscellaneous Manufacturers - 1.97%
MetLife Inc	252,469	12,136	3M Co	143,177	35,866
Progressive Corp/The	139,538	7,549	AO Smith Corp	34,984	2,336
Prudential Financial Inc	101,727	12,087	Dover Corp	37,377	3,970
Torchmark Corp	25,759	2,340	Eaton Corp PLC	105,709	8,876
Travelers Cos Inc/The	65,665	9,845	General Electric Co	2,080,613	33,644
Unum Group	53,836	2,864	Illinois Tool Works Inc	73,978	12,848
Willis Towers Watson PLC	31,680	5,084	Ingersoll-Rand PLC	59,948	5,673
XL Group Ltd	61,423	2,263	Parker-Hannifin Corp	31,965	6,438
		$243,336	Pentair PLC	39,622	2,833
Internet - 8.30%			Textron Inc	63,200	3,708
Alphabet Inc - A Shares (a)	71,508	84,538			$116,192
Alphabet Inc - C Shares (a)	72,424	84,732	Office & Business Equipment - 0.03%
Amazon.com Inc (a)	95,959	139,226	Xerox Corp	51,219	1,748
eBay Inc (a)	233,071	9,458
Expedia Inc	29,494	3,775	Oil & Gas - 4.75%
F5 Networks Inc (a)	15,017	2,171	Anadarko Petroleum Corp	131,275	7,883
Facebook Inc (a)	572,164	106,932	Andeavor	34,433	3,724
Netflix Inc (a)	103,822	28,063	Apache Corp	91,394	4,101
Priceline Group Inc/The (a)	11,702	22,375	Cabot Oil & Gas Corp	110,962	2,924
Symantec Corp	148,747	4,050	Chesapeake Energy Corp (a)	218,012	763
TripAdvisor Inc (a)	26,014	902	Chevron Corp	455,699	57,122
VeriSign Inc (a)	20,338	2,337	Cimarex Energy Co	22,855	2,564
		$488,559	Concho Resources Inc (a)	35,680	5,617
Iron & Steel - 0.09%			ConocoPhillips	286,830	16,869
Nucor Corp	76,274	5,107	Devon Energy Corp	126,082	5,216
			EOG Resources Inc	138,727	15,954
Leisure Products & Services - 0.29%			EQT Corp	58,739	3,189
Carnival Corp	97,846	7,007	Exxon Mobil Corp	1,016,608	88,750
Harley-Davidson Inc	40,378	1,956	Helmerich & Payne Inc	26,057	1,877
Norwegian Cruise Line Holdings Ltd (a)	42,754	2,597	Hess Corp	64,801	3,273
			Marathon Oil Corp	203,852	3,708
			Marathon Petroleum Corp	117,180	8,117

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Newfield Exploration Co (a)	47,791	$1,513	SL Green Realty Corp	23,576	$2,370
Noble Energy Inc	116,748	3,563	UDR Inc	64,196	2,345
Occidental Petroleum Corp	183,599	13,764	Ventas Inc	85,447	4,782
Phillips 66	103,086	10,556	Vornado Realty Trust	41,366	2,965
Pioneer Natural Resources Co	40,827	7,468	Welltower Inc	88,856	5,329
Range Resources Corp	54,174	772	Weyerhaeuser Co	181,099	6,798
Valero Energy Corp	104,985	10,075			$152,017
		$279,362	Retail - 5.56%
Oil & Gas Services - 0.78%			Advance Auto Parts Inc	17,729	2,074
Baker Hughes a GE Co	102,728	3,303	AutoZone Inc (a)	6,597	5,050
Halliburton Co	209,341	11,242	Best Buy Co Inc	61,018	4,458
National Oilwell Varco Inc	91,180	3,344	CarMax Inc (a)	43,745	3,122
Schlumberger Ltd	332,353	24,455	Chipotle Mexican Grill Inc (a)	5,962	1,936
TechnipFMC PLC	105,191	3,414	Costco Wholesale Corp	104,844	20,431
		$45,758	CVS Health Corp	243,038	19,125
Packaging & Containers - 0.21%			Darden Restaurants Inc	29,672	2,844
Ball Corp	83,986	3,215	Dollar General Corp	62,503	6,445
Packaging Corp of America	22,637	2,844	Dollar Tree Inc (a)	56,884	6,542
Sealed Air Corp	43,279	2,049	Foot Locker Inc	29,750	1,462
WestRock Co	61,087	4,070	Gap Inc/The	52,245	1,737
		$12,178	Genuine Parts Co	35,175	3,661
Pharmaceuticals - 5.57%			Home Depot Inc/The	280,168	56,286
AbbVie Inc	382,456	42,919	Kohl's Corp	40,446	2,620
Allergan PLC	79,795	14,384	L Brands Inc	59,248	2,968
AmerisourceBergen Corp	38,718	3,859	Lowe's Cos Inc	199,808	20,926
Bristol-Myers Squibb Co	392,679	24,582	Macy's Inc	73,080	1,896
Cardinal Health Inc	75,480	5,419	McDonald's Corp	191,262	32,732
Eli Lilly & Co	232,452	18,933	Nordstrom Inc	27,980	1,380
Express Scripts Holding Co (a)	135,885	10,759	O'Reilly Automotive Inc (a)	20,401	5,400
Johnson & Johnson	644,552	89,071	PVH Corp	18,576	2,881
McKesson Corp	50,018	8,447	Ross Stores Inc	92,512	7,622
Merck & Co Inc	656,223	38,881	Signet Jewelers Ltd	14,506	767
Mylan NV (a)	128,665	5,513	Starbucks Corp	341,359	19,393
Perrigo Co PLC	31,425	2,848	Tapestry Inc	68,228	3,209
Pfizer Inc	1,430,097	52,971	Target Corp	130,415	9,810
Zoetis Inc	116,910	8,970	Tiffany & Co	24,496	2,612
		$327,556	TJX Cos Inc/The	152,655	12,261
Pipelines - 0.35%			Tractor Supply Co	30,125	2,297
			Ulta Beauty Inc (a)	14,003	3,110
Kinder Morgan Inc/DE	460,788	8,285
ONEOK Inc	98,391	5,791	Walgreens Boots Alliance Inc	208,302	15,677
Williams Cos Inc/The	198,354	6,227	Walmart Inc	351,179	37,436
		$20,303	Yum! Brands Inc	80,852	6,839
Real Estate - 0.06%					$327,009
CBRE Group Inc (a)	72,485	3,312	Savings & Loans - 0.03%
			People's United Financial Inc	83,073	1,634
REITs - 2.58%
Alexandria Real Estate Equities Inc	22,965	2,979	Semiconductors - 3.88%
			Advanced Micro Devices Inc (a)	196,754	2,703
American Tower Corp	102,891	15,197
Apartment Investment & Management Co	37,673	1,576	Analog Devices Inc	88,444	8,126
AvalonBay Communities Inc	33,130	5,645	Applied Materials Inc	255,872	13,722
Boston Properties Inc	37,024	4,580	Broadcom Ltd	97,551	24,196
Crown Castle International Corp	97,472	10,992	Intel Corp	1,122,829	54,053
Digital Realty Trust Inc	49,290	5,518	KLA-Tencor Corp	37,598	4,128
Duke Realty Corp	85,446	2,257	Lam Research Corp	38,855	7,442
Equinix Inc	18,771	8,544	Microchip Technology Inc	56,118	5,344
			Micron Technology Inc (a)	276,690	12,097
Equity Residential	88,168	5,432
Essex Property Trust Inc	15,845	3,692	NVIDIA Corp	145,393	35,738
			Qorvo Inc (a)	30,535	2,192
Extra Space Storage Inc	30,209	2,522
Federal Realty Investment Trust	17,405	2,103	QUALCOMM Inc	353,683	24,139
GGP Inc	149,793	3,450	Skyworks Solutions Inc	44,083	4,285
HCP Inc	112,548	2,710	Texas Instruments Inc	236,457	25,932
Host Hotels & Resorts Inc	177,554	3,686	Xilinx Inc	60,209	4,396
Iron Mountain Inc	67,521	2,365			$228,493
Kimco Realty Corp	102,124	1,625	Shipbuilding - 0.04%
Macerich Co/The	26,006	1,679	Huntington Ingalls Industries Inc	10,895	2,588
Mid-America Apartment Communities Inc	27,261	2,600
Prologis Inc	127,657	8,312	Software - 5.85%
Public Storage	35,911	7,030	Activision Blizzard Inc	181,404	13,447
Realty Income Corp	67,606	3,596	Adobe Systems Inc (a)	118,269	23,625
Regency Centers Corp	35,501	2,233	Akamai Technologies Inc (a)	40,583	2,719
SBA Communications Corp (a)	28,202	4,921	ANSYS Inc (a)	20,360	3,291
Simon Property Group Inc	74,577	12,184	Autodesk Inc (a)	52,589	6,080
			CA Inc	75,313	2,700

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Cadence Design Systems Inc (a)	67,744	$3,039	Consumer, Non-cyclical	21.31%
Cerner Corp (a)	75,766	5,238	Financial	18.48%
Citrix Systems Inc (a)	34,343	3,186	Technology	14.99%
Electronic Arts Inc (a)	73,878	9,380	Communications	13.84%
Fidelity National Information Services Inc	80,102	8,199	Industrial	9.98%
Fiserv Inc (a)	49,999	7,042	Consumer, Cyclical	8.64%
Intuit Inc	58,270	9,784	Energy	5.88%
Microsoft Corp	1,850,890	175,853	Utilities	2.64%
Oracle Corp	730,953	37,710	Basic Materials	2.38%
Paychex Inc	76,727	5,237	Investment Companies	1.86%
Red Hat Inc (a)	42,453	5,577	Diversified	0.03%
salesforce.com Inc (a)	164,630	18,753	Other Assets and Liabilities	(0.03)%
Synopsys Inc (a)	36,045	3,338	TOTAL NET ASSETS	100.00%
		$344,198
Telecommunications - 2.85%
AT&T Inc	1,473,113	55,168
CenturyLink Inc	233,393	4,157
Cisco Systems Inc	1,186,078	49,270
Juniper Networks Inc	89,953	2,352
Motorola Solutions Inc	38,867	3,866
Verizon Communications Inc	978,725	52,919
		$167,732
Textiles - 0.07%
Mohawk Industries Inc (a)	15,161	4,261

Toys, Games & Hobbies - 0.07%
Hasbro Inc	27,194	2,572
Mattel Inc	82,468	1,306
		$3,878
Transportation - 1.62%
CH Robinson Worldwide Inc	33,447	3,059
CSX Corp	214,423	12,173
Expeditors International of Washington Inc	42,634	2,769
FedEx Corp	59,189	15,536
JB Hunt Transport Services Inc	20,539	2,482
Kansas City Southern	24,842	2,810
Norfolk Southern Corp	68,654	10,359
Union Pacific Corp	188,859	25,213
United Parcel Service Inc	164,839	20,987
		$95,388
Water - 0.06%
American Water Works Co Inc	42,796	3,559

TOTAL COMMON STOCKS		$5,777,447
INVESTMENT COMPANIES - 1.86%	Shares Held	Value (000's)
Exchange Traded Funds - 0.24%
iShares Core S&P 500 ETF	50,000	14,207

Money Market Funds - 1.62%
Principal Government Money Market Fund (b)	95,351,678	95,352

TOTAL INVESTMENT COMPANIES		$109,559
Total Investments		$5,887,006
Other Assets and Liabilities - (0.03)%		$(1,977)
TOTAL NET ASSETS - 100.00%		$5,885,029

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases		Sales		January 31, 2018
		Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—			$289,672	$194,320		$95,352
		$—			$289,672	$194,320		$95,352

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$114			$—			$—	$—
	$114			$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2018	Long		649		$91,697			$2,582
Total								$2,582

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap Value Fund January 31, 2018 (unaudited)

COMMON STOCKS - 99.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.15%			Insurance (continued)
L3 Technologies Inc	39,800	$8,456	Unum Group	187,000	$9,947
Lockheed Martin Corp	23,600	8,374			$59,920
Raytheon Co	28,700	5,997	Iron & Steel - 0.88%
		$22,827	Nucor Corp	63,100	4,225
Airlines - 0.64%			Reliance Steel & Aluminum Co	24,525	2,148
Copa Holdings SA	33,500	4,634			$6,373
			Lodging - 0.35%
Apparel - 0.38%			Extended Stay America Inc	126,300	2,555
Michael Kors Holdings Ltd (a)	42,300	2,792
			Machinery - Diversified - 2.80%
Automobile Parts & Equipment - 1.01%			Cummins Inc	88,600	16,657
Allison Transmission Holdings Inc	50,200	2,221	Rockwell Automation Inc	18,300	3,610
Lear Corp	26,400	5,099			$20,267
		$7,320	Media - 3.61%
Banks - 13.71%			Comcast Corp - Class A	304,200	12,938
Bank of America Corp	723,800	23,161	Time Warner Inc	138,600	13,215
Citigroup Inc	36,200	2,841			$26,153
Citizens Financial Group Inc	145,400	6,674	Miscellaneous Manufacturers - 0.37%
Comerica Inc	163,900	15,606	Crane Co	27,100	2,708
JPMorgan Chase & Co	305,100	35,291
TCF Financial Corp	117,700	2,525	Office & Business Equipment - 0.76%
Wells Fargo & Co	202,200	13,301	Xerox Corp	160,800	5,488
		$99,399
Biotechnology - 2.27%			Oil & Gas - 11.10%
Biogen Inc (a)	11,900	4,139	Chevron Corp	196,300	24,606
Gilead Sciences Inc	147,100	12,327	ConocoPhillips	296,000	17,408
		$16,466	Exxon Mobil Corp	154,900	13,523
Chemicals - 1.66%			Phillips 66	74,400	7,618
Huntsman Corp	348,800	12,058	Valero Energy Corp	180,500	17,323
					$80,478
Computers - 1.94%			Oil & Gas Services - 0.80%
DXC Technology Co	36,000	3,584	Halliburton Co	108,300	5,816
HP Inc	450,600	10,508
		$14,092	Packaging & Containers - 0.43%
Cosmetics & Personal Care - 2.83%			Owens-Illinois Inc (a)	134,900	3,133
Colgate-Palmolive Co	205,500	15,256
Procter & Gamble Co/The	61,000	5,267	Pharmaceuticals - 6.83%
		$20,523	Johnson & Johnson	227,800	31,480
Diversified Financial Services - 5.62%			McKesson Corp	24,600	4,154
Ameriprise Financial Inc	41,900	7,068	Pfizer Inc	373,700	13,842
BGC Partners Inc	349,100	4,996			$49,476
Lazard Ltd	206,500	12,095	Real Estate - 0.56%
Mastercard Inc	44,600	7,537	CBRE Group Inc (a)	89,531	4,091
Synchrony Financial	227,800	9,039
		$40,735	REITs - 3.91%
Electric - 3.83%			Annaly Capital Management Inc	374,172	3,944
CenterPoint Energy Inc	145,400	4,097	Camden Property Trust	56,800	4,917
Consolidated Edison Inc	48,000	3,857	Liberty Property Trust	84,800	3,511
Entergy Corp	156,700	12,331	Prologis Inc	245,400	15,978
NextEra Energy Inc	47,200	7,478			$28,350
		$27,763	Retail - 4.49%
Environmental Control - 2.06%			CVS Health Corp	101,400	7,979
Waste Management Inc	168,500	14,901	Liberty Interactive Corp QVC Group (a)	154,000	4,326
			Target Corp	52,700	3,964
Food - 1.61%			Walmart Inc	152,400	16,246
Ingredion Inc	55,800	8,015			$32,515
Pinnacle Foods Inc	59,200	3,667	Semiconductors - 0.67%
		$11,682	Intel Corp	100,400	4,833
Healthcare - Products - 1.41%
Baxter International Inc	141,500	10,192	Software - 2.16%
			Oracle Corp	176,915	9,127
Healthcare - Services - 3.42%			VMware Inc (a)	52,700	6,524
Anthem Inc	60,600	15,020			$15,651
Cigna Corp	24,900	5,188	Telecommunications - 5.45%
Humana Inc	16,200	4,565	AT&T Inc	74,800	2,801
		$24,773	Cisco Systems Inc	648,600	26,943
Insurance - 8.27%			Verizon Communications Inc	180,100	9,738
Aflac Inc	60,900	5,371			$39,482
Allstate Corp/The	52,000	5,136	Transportation - 0.91%
Berkshire Hathaway Inc - Class B (a)	109,100	23,389	Norfolk Southern Corp	43,600	6,578
Prudential Financial Inc	98,000	11,644
Reinsurance Group of America Inc	28,300	4,433	TOTAL COMMON STOCKS		$724,024

See accompanying notes.

Schedule of Investments
LargeCap Value Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.25%	Shares Held	Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund (b)	1,806,775	$1,807

TOTAL INVESTMENT COMPANIES		$1,807
Total Investments		$725,831
Other Assets and Liabilities - (0.14)%		$(1,049)
TOTAL NET ASSETS - 100.00%		$724,782

(a) Non-income producing security
(b)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.07%
Consumer, Non-cyclical		18.37%
Energy		11.90%
Industrial		9.72%
Communications		9.06%
Consumer, Cyclical		6.87%
Technology		5.53%
Utilities		3.83%
Basic Materials		2.54%
Investment Companies		0.25%
Other Assets and Liabilities		(0.14)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$26,205	$24,398		$1,807
		$—		$26,205	$24,398		$1,807

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$4		$—			$—	$—
	$4		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS - 96.38%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Banks (continued)
Interpublic Group of Cos Inc/The	2,482	$54	Northern Trust Corp	5,123	$540
			PacWest Bancorp	4,776	250
Aerospace & Defense - 3.83%			Pinnacle Financial Partners Inc	1,671	106
Boeing Co/The	67,125	23,787	PNC Financial Services Group Inc/The	73,246	11,575
General Dynamics Corp	168,374	37,460	Prosperity Bancshares Inc	2,430	184
Harris Corp	2,166	345	Regions Financial Corp	71,207	1,369
L3 Technologies Inc	1,888	401	State Street Corp	8,711	960
Lockheed Martin Corp	1,406	499	SunTrust Banks Inc	23,918	1,691
Orbital ATK Inc	2,143	283	Synovus Financial Corp	4,638	234
Raytheon Co	7,010	1,465	TCF Financial Corp	6,950	149
Spirit AeroSystems Holdings Inc	4,139	424	US Bancorp	374,428	21,394
Teledyne Technologies Inc (a)	1,344	257	Webster Financial Corp	3,199	181
United Technologies Corp	192,774	26,604	Wells Fargo & Co	939,436	61,796
		$91,525	Western Alliance Bancorp (a)	319,071	18,717
Agriculture - 2.27%			Zions Bancorporation	7,187	388
Altria Group Inc	329,947	23,208			$342,025
Archer-Daniels-Midland Co	27,587	1,185	Beverages - 1.36%
Bunge Ltd	4,803	382	Brown-Forman Corp - A Shares	324	22
Philip Morris International Inc	274,781	29,465	Brown-Forman Corp - B Shares	416	29
		$54,240	Coca-Cola Co/The	38,183	1,817
Airlines - 0.11%			Dr Pepper Snapple Group Inc	83,118	9,920
Alaska Air Group Inc	814	54	Molson Coors Brewing Co	5,952	500
American Airlines Group Inc	6,027	327	PepsiCo Inc	167,944	20,204
Copa Holdings SA	1,233	171			$32,492
Delta Air Lines Inc	23,844	1,354	Biotechnology - 0.22%
JetBlue Airways Corp (a)	10,946	228	Alexion Pharmaceuticals Inc (a)	1,379	165
Spirit Airlines Inc (a)	2,428	102	Alnylam Pharmaceuticals Inc (a)	366	48
United Continental Holdings Inc (a)	6,594	447	Amgen Inc	17,363	3,230
		$2,683	Biogen Inc (a)	418	145
Apparel - 0.46%			Bio-Rad Laboratories Inc (a)	755	195
Michael Kors Holdings Ltd (a)	4,873	321	Gilead Sciences Inc	12,290	1,030
Ralph Lauren Corp	2,076	237	Intrexon Corp (a)	537	7
Skechers U.S.A. Inc (a)	3,199	132	Juno Therapeutics Inc (a)	2,264	194
VF Corp	126,356	10,253	United Therapeutics Corp (a)	1,411	182
		$10,943			$5,196
Automobile Manufacturers - 0.18%			Building Materials - 1.14%
Ford Motor Co	138,026	1,514	Fortune Brands Home & Security Inc	791	56
General Motors Co	45,100	1,913	Johnson Controls International plc	678,453	26,548
PACCAR Inc	13,065	974	Lennox International Inc	224	49
		$4,401	Masco Corp	4,204	188
Automobile Parts & Equipment - 0.04%			Owens Corning	4,056	377
Adient PLC	3,399	220	USG Corp (a)	3,257	126
BorgWarner Inc	6,765	381	Vulcan Materials Co	218	29
Goodyear Tire & Rubber Co/The	8,338	290			$27,373
Lear Corp	551	107	Chemicals - 3.02%
		$998	Air Products & Chemicals Inc	177,885	29,951
Banks - 14.30%			Albemarle Corp	2,988	333
Associated Banc-Corp	6,181	153	Ashland Global Holdings Inc	2,127	154
Bank of America Corp	2,227,600	71,282	Cabot Corp	2,324	157
Bank of Hawaii Corp	1,577	132	Celanese Corp	1,965	213
Bank of New York Mellon Corp/The	40,221	2,281	CF Industries Holdings Inc	7,820	332
Bank of the Ozarks	2,704	135	DowDuPont Inc	255,068	19,278
BankUnited Inc	4,189	172	Eastman Chemical Co	5,019	498
BB&T Corp	390,793	21,568	Huntsman Corp	3,984	138
BOK Financial Corp	1,134	110	LyondellBasell Industries NV	6,468	775
Capital One Financial Corp	20,685	2,150	Mosaic Co/The	11,972	327
CIT Group Inc	5,064	257	Olin Corp	5,956	222
Citigroup Inc	391,897	30,757	Platform Specialty Products Corp (a)	5,237	61
Citizens Financial Group Inc	29,173	1,339	PPG Industries Inc	916	109
Comerica Inc	4,247	404	Praxair Inc	1,308	211
Commerce Bancshares Inc/MO	3,467	203	RPM International Inc	679	36
Cullen/Frost Bankers Inc	2,175	231	Sherwin-Williams Co/The	45,840	19,120
East West Bancorp Inc	4,961	327	Versum Materials Inc	3,542	130
Fifth Third Bancorp	40,947	1,355	Westlake Chemical Corp	773	87
First Hawaiian Inc	2,512	73			$72,132
First Horizon National Corp	10,940	217	Coal - 0.00%
FNB Corp/PA	11,368	163	CONSOL Energy Inc (a)	1,684	55
Goldman Sachs Group Inc/The	8,629	2,312
Huntington Bancshares Inc/OH	69,638	1,127	Commercial Services - 0.87%
JPMorgan Chase & Co	708,675	81,972	Aramark	5,161	236
KeyCorp	61,645	1,319	Booz Allen Hamilton Holding Corp	484,177	18,970
M&T Bank Corp	3,468	662	CoreLogic Inc/United States (a)	1,575	75
Morgan Stanley	31,646	1,790	Graham Holdings Co	190	113

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electric (continued)
H&R Block Inc	6,654	$177	Calpine Corp (a)	15,173	$229
IHS Markit Ltd (a)	4,022	192	CenterPoint Energy Inc	16,011	451
ManpowerGroup Inc	2,487	327	CMS Energy Corp	10,060	450
Morningstar Inc	309	30	Consolidated Edison Inc	14,795	1,189
Nielsen Holdings PLC	12,095	452	Dominion Energy Inc	15,732	1,203
Quanta Services Inc (a)	4,117	158	DTE Energy Co	4,356	460
WEX Inc (a)	344	53	Duke Energy Corp	26,333	2,067
		$20,783	Edison International	7,782	487
Computers - 1.91%			Entergy Corp	6,560	516
Accenture PLC - Class A	126,830	20,382	Eversource Energy	7,774	491
Amdocs Ltd	291,104	19,911	Exelon Corp	288,611	11,114
DST Systems Inc	2,056	171	FirstEnergy Corp	16,376	539
Hewlett Packard Enterprise Co	39,716	651	Great Plains Energy Inc	8,654	269
HP Inc	66,521	1,551	Hawaiian Electric Industries Inc	4,907	168
International Business Machines Corp	6,503	1,065	NextEra Energy Inc	136,428	21,613
Leidos Holdings Inc	5,053	336	NRG Energy Inc	9,733	253
NetApp Inc	5,706	351	OGE Energy Corp	7,554	243
Teradata Corp (a)	4,582	186	PG&E Corp	12,539	532
Western Digital Corp	11,303	1,006	Pinnacle West Capital Corp	4,160	333
		$45,610	PPL Corp	16,784	535
Consumer Products - 0.04%			Public Service Enterprise Group Inc	23,514	1,220
Avery Dennison Corp	314	38	Southern Co/The	24,428	1,102
Clorox Co/The	2,526	358	Vistra Energy Corp (a)	10,575	206
Kimberly-Clark Corp	4,962	581	WEC Energy Group Inc	286,486	18,421
		$977	Westar Energy Inc	5,466	282
Cosmetics & Personal Care - 1.15%			Xcel Energy Inc	12,451	568
Colgate-Palmolive Co	298,259	22,143			$76,938
Edgewell Personal Care Co (a)	2,090	118	Electrical Components & Equipment - 0.08%
Procter & Gamble Co/The	59,613	5,147	Acuity Brands Inc	580	90
		$27,408	AMETEK Inc	9,030	689
Distribution & Wholesale - 0.02%			Emerson Electric Co	13,515	976
LKQ Corp (a)	9,400	395	Hubbell Inc	872	118
WESCO International Inc (a)	1,839	125			$1,873
WW Grainger Inc	189	51	Electronics - 1.03%
		$571	Agilent Technologies Inc	5,944	436
			Arrow Electronics Inc (a)	2,992	243
Diversified Financial Services - 2.30%
Affiliated Managers Group Inc	1,973	394	Avnet Inc	4,158	177
Air Lease Corp	3,390	165	Corning Inc	19,759	617
Ally Financial Inc	15,858	472	FLIR Systems Inc	2,364	121
American Express Co	230,327	22,894	Fortive Corp	3,769	287
Ameriprise Financial Inc	3,449	582	Garmin Ltd	4,455	280
BGC Partners Inc	8,234	118	Gentex Corp	4,282	101
BlackRock Inc	3,050	1,713	Honeywell International Inc	133,047	21,244
Charles Schwab Corp/The	5,915	315	Jabil Inc	5,999	153
			Keysight Technologies Inc (a)	6,231	291
CME Group Inc	8,305	1,275
Credit Acceptance Corp (a)	126	42	National Instruments Corp	982	49
Discover Financial Services	19,251	1,536	PerkinElmer Inc	3,309	265
E*TRADE Financial Corp (a)	9,296	490	Sensata Technologies Holding NV (a)	3,124	176
			Trimble Inc (a)	1,979	87
Federated Investors Inc	3,405	118
FNF Group	9,527	371			$24,527
Franklin Resources Inc	11,869	503	Energy - Alternate Sources - 0.01%
Interactive Brokers Group Inc - A Shares	2,653	170	First Solar Inc (a)	2,856	192
Intercontinental Exchange Inc	267,268	19,735
Invesco Ltd	12,218	441	Engineering & Construction - 0.03%
Lazard Ltd	1,059	62	AECOM (a)	5,552	217
Legg Mason Inc	2,860	122	Fluor Corp	4,802	292
Nasdaq Inc	3,989	323	Jacobs Engineering Group Inc	4,494	312
Navient Corp	11,453	163			$821
OneMain Holdings Inc (a)	3,057	100	Entertainment - 0.02%
Raymond James Financial Inc	3,461	334	Cinemark Holdings Inc	3,734	137
Santander Consumer USA Holdings Inc	6,939	120	Dolby Laboratories Inc	1,963	126
SLM Corp (a)	16,411	188	Lions Gate Entertainment Corp - A shares	1,412	48
Synchrony Financial	41,334	1,640	Lions Gate Entertainment Corp - B shares	2,056	66
T Rowe Price Group Inc	4,874	544			$377
TD Ameritrade Holding Corp	1,397	78	Environmental Control - 0.04%
		$55,008	Republic Services Inc	9,927	683
Electric - 3.22%			Stericycle Inc (a)	2,800	211
ALLETE Inc	132,055	9,566	Waste Management Inc	1,875	166
Alliant Energy Corp	8,130	323			$1,060
Ameren Corp	8,871	502	Food - 1.89%
American Electric Power Co Inc	21,408	1,473	Campbell Soup Co	2,394	111
Avangrid Inc	2,733	133	Conagra Brands Inc	13,383	509
			Flowers Foods Inc	6,738	132

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food (continued)			Healthcare - Services (continued)
General Mills Inc	332,548	$19,451	WellCare Health Plans Inc (a)	266	$56
Hain Celestial Group Inc/The (a)	3,467	132			$53,362
Hershey Co/The	633	70	Holding Companies - Diversified - 0.01%
Hormel Foods Corp	534,460	18,348	Leucadia National Corp	9,384	254
Ingredion Inc	2,496	359
JM Smucker Co/The	3,761	477	Home Builders - 0.06%
Kellogg Co	462	31	CalAtlantic Group Inc	3,090	173
Kraft Heinz Co/The	14,735	1,155	DR Horton Inc	7,836	384
Kroger Co/The	26,358	800	Lennar Corp - A Shares	7,039	441
Lamb Weston Holdings Inc	3,936	231	Lennar Corp - B Shares	989	50
Mondelez International Inc	35,970	1,597	PulteGroup Inc	7,341	234
Pilgrim's Pride Corp (a)	851	24	Toll Brothers Inc	3,216	150
Pinnacle Foods Inc	4,113	255			$1,432
Post Holdings Inc (a)	2,247	170	Home Furnishings - 0.02%
Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	16,993	—	Leggett & Platt Inc	1,157	54
Safeway, Inc. - CVR - Property Development	16,993	—	Tempur Sealy International Inc (a)	1,154	69
Centers (a),(b),(c)			Whirlpool Corp	2,241	406
Seaboard Corp	13	56			$529
TreeHouse Foods Inc (a)	1,464	69
			Insurance - 4.66%
Tyson Foods Inc	14,082	1,072	Aflac Inc	19,797	1,746
US Foods Holding Corp (a)	7,228	232
			Allstate Corp/The	13,934	1,376
		$45,281	American Financial Group Inc/OH	2,644	300
Forest Products & Paper - 0.01%			American International Group Inc	412,983	26,398
Domtar Corp	2,480	127	American National Insurance Co	524	66
International Paper Co	1,829	115	Arthur J Gallagher & Co	282,624	19,309
		$242	Assurant Inc	1,788	164
Gas - 0.08%			Assured Guaranty Ltd	4,787	170
Atmos Energy Corp	3,676	305	Athene Holding Ltd (a)	4,259	214
National Fuel Gas Co	3,442	192	Berkshire Hathaway Inc - Class B (a)	47,198	10,118
NiSource Inc	12,147	300	Brighthouse Financial Inc (a)	3,025	194
Sempra Energy	6,154	658	Brown & Brown Inc	4,379	230
UGI Corp	6,678	306	Chubb Ltd	135,103	21,097
Vectren Corp	3,299	200	Cincinnati Financial Corp	5,232	402
		$1,961	CNA Financial Corp	1,505	81
Hand & Machine Tools - 0.06%			Erie Indemnity Co	408	48
Regal Beloit Corp	1,827	142	Everest Re Group Ltd	1,445	332
Snap-on Inc	1,787	306	First American Financial Corp	4,137	244
Stanley Black & Decker Inc	5,647	939	Hanover Insurance Group Inc/The	1,684	191
		$1,387	Hartford Financial Services Group Inc/The	8,690	511
Healthcare - Products - 4.37%			Lincoln National Corp	14,159	1,172
Abbott Laboratories	400,202	24,877	Loews Corp	9,612	496
Baxter International Inc	17,717	1,276	Markel Corp (a)	451	518
Becton Dickinson and Co	86,225	20,947	Mercury General Corp	1,431	70
Bruker Corp	3,038	108	MetLife Inc	40,745	1,959
Cooper Cos Inc/The	490	120	Old Republic International Corp	9,922	213
Danaher Corp	22,073	2,235	ProAssurance Corp	1,925	105
DENTSPLY SIRONA Inc	7,675	467	Prudential Financial Inc	19,086	2,268
Hill-Rom Holdings Inc	464	40	Reinsurance Group of America Inc	2,359	369
Hologic Inc (a)	4,482	191	Torchmark Corp	4,156	378
Medtronic PLC	597,733	51,339	Travelers Cos Inc/The	12,985	1,947
OPKO Health Inc (a)	9,679	43	Unum Group	8,134	433
Patterson Cos Inc	2,970	107	Willis Towers Watson PLC	3,097	497
QIAGEN NV (a)	5,516	185	WR Berkley Corp	3,588	262
STERIS PLC	3,077	280	XL Group Ltd	477,000	17,573
Teleflex Inc	1,308	363			$111,451
Thermo Fisher Scientific Inc	5,373	1,204	Internet - 1.01%
Zimmer Biomet Holdings Inc	4,945	629	Alphabet Inc - A Shares (a)	18,421	21,778
		$104,411	eBay Inc (a)	40,645	1,649
Healthcare - Services - 2.23%			Liberty Expedia Holdings Inc (a)	2,014	94
Aetna Inc	8,164	1,525	Liberty Ventures (a)	3,053	180
Anthem Inc	113,560	28,146	Twitter Inc (a)	15,245	394
Centene Corp (a)	6,651	713			$24,095
Cigna Corp	93,210	19,420	Iron & Steel - 0.06%
DaVita Inc (a)	5,367	419	Nucor Corp	11,190	749
HCA Healthcare Inc	6,503	658	Reliance Steel & Aluminum Co	2,545	223
Humana Inc	966	272	Steel Dynamics Inc	7,020	319
IQVIA Holdings Inc (a)	3,450	353	United States Steel Corp	6,257	234
Laboratory Corp of America Holdings (a)	4,258	743			$1,525
MEDNAX Inc (a)	3,399	179	Leisure Products & Services - 0.09%
Quest Diagnostics Inc	4,816	510	Brunswick Corp/DE	771	48
Universal Health Services Inc	3,030	368	Carnival Corp	9,982	715
			Harley-Davidson Inc	1,699	82
			Norwegian Cruise Line Holdings Ltd (a)	6,346	386

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services (continued)			Miscellaneous Manufacturers (continued)
Royal Caribbean Cruises Ltd	6,683	$893	Trinity Industries Inc	5,265	$182
		$2,124			$27,519
Lodging - 0.03%			Office & Business Equipment - 0.01%
Extended Stay America Inc	3,829	78	Xerox Corp	7,742	264
Hilton Worldwide Holdings Inc	642	55
Hyatt Hotels Corp	1,914	156	Oil & Gas - 9.67%
MGM Resorts International	11,342	413	Anadarko Petroleum Corp	13,418	806
		$702	Andeavor	8,116	878
Machinery - Construction & Mining - 0.03%			Antero Resources Corp (a)	4,582	89
Caterpillar Inc	2,880	469	Apache Corp	8,846	397
Oshkosh Corp	2,840	257	BP PLC ADR	761,880	32,601
		$726	Cabot Oil & Gas Corp	5,008	132
Machinery - Diversified - 0.07%			Centennial Resource Development Inc/DE (a)	4,862	99
AGCO Corp	2,484	180	Chesapeake Energy Corp (a)	32,551	114
Cummins Inc	4,711	886	Chevron Corp	393,048	49,269
IDEX Corp	451	65	Cimarex Energy Co	413	46
Roper Technologies Inc	888	249	CNX Resources Corp (a)	8,592	120
Xylem Inc/NY	3,296	238	Concho Resources Inc (a)	3,611	569
		$1,618	ConocoPhillips	556,560	32,731
			Continental Resources Inc/OK (a)	2,030	113
Media - 3.05%
Charter Communications Inc (a)	1,475	556	Devon Energy Corp	23,814	985
Comcast Corp - Class A	754,174	32,075	Diamondback Energy Inc (a)	2,674	336
Discovery Communications Inc - A Shares (a)	5,180	130	Energen Corp (a)	3,566	186
Discovery Communications Inc - C Shares (a)	6,848	163	EOG Resources Inc	197,513	22,715
DISH Network Corp (a)	1,756	82	EQT Corp	7,020	381
			Extraction Oil & Gas Inc (a)	4,357	62
John Wiley & Sons Inc	1,955	124
Liberty Broadband Corp - A Shares (a)	1,035	98	Exxon Mobil Corp	144,510	12,616
			Gulfport Energy Corp (a)	6,335	64
Liberty Media Corp-Liberty Formula One - C	6,555	247
Shares (a)			Helmerich & Payne Inc	3,740	269
Liberty Media Corp-Liberty SiriusXM - A	3,306	149	Hess Corp	9,443	477
Shares (a)			HollyFrontier Corp	6,405	307
			Kosmos Energy Ltd (a)	10,118	70
Liberty Media Corp-Liberty SiriusXM - C	6,339	284
Shares (a)			Marathon Oil Corp	20,804	378
News Corp - A Shares	14,481	248	Marathon Petroleum Corp	20,992	1,454
News Corp - B Shares	5,773	101	Murphy Oil Corp	6,138	197
			Murphy USA Inc (a)	1,355	116
Scripps Networks Interactive Inc	1,600	141
Sirius XM Holdings Inc	7,324	45	Nabors Industries Ltd	10,377	81
TEGNA Inc	8,338	121	Noble Energy Inc	16,557	505
Time Warner Inc	26,812	2,556	Occidental Petroleum Corp	302,415	22,672
			Parsley Energy Inc (a)	2,887	68
Twenty-First Century Fox Inc - A Shares	653,757	24,124
Twenty-First Century Fox Inc - B Shares	10,199	372	Patterson-UTI Energy Inc	7,621	180
Viacom Inc - A Shares	647	25	PBF Energy Inc	4,441	144
Viacom Inc - B Shares	11,992	401	Phillips 66	248,794	25,476
Walt Disney Co/The	101,457	11,025	Pioneer Natural Resources Co	4,142	758
			QEP Resources Inc (a)	9,451	89
		$73,067
Metal Fabrication & Hardware - 0.01%			Range Resources Corp	8,379	119
			RSP Permian Inc (a)	511,485	20,296
Timken Co/The	2,577	136
			SM Energy Co	4,079	95
Valmont Industries Inc	901	147	Southwestern Energy Co (a)	21,088	89
		$283	Transocean Ltd (a)	13,359	144
Mining - 0.09%			Valero Energy Corp	18,138	1,741
Alcoa Corp (a)	6,489	338
			Whiting Petroleum Corp (a)	3,452	96
Freeport-McMoRan Inc (a)	38,306	747
			WPX Energy Inc (a)	13,838	204
Newmont Mining Corp	18,372	744
Royal Gold Inc	1,397	124			$231,334
Southern Copper Corp	562	27	Oil & Gas Services - 0.86%
Tahoe Resources Inc	13,412	59	Halliburton Co	325,698	17,490
		$2,039	National Oilwell Varco Inc	12,902	473
			Oceaneering International Inc	3,663	76
Miscellaneous Manufacturers - 1.15%			RPC Inc	1,176	24
AptarGroup Inc	1,678	147	Schlumberger Ltd	34,110	2,510
Carlisle Cos Inc	2,277	260
Colfax Corp (a)	3,163	127			$20,573
Crane Co	1,951	195	Packaging & Containers - 0.05%
Donaldson Co Inc	919	47	Ball Corp	5,462	209
			Crown Holdings Inc (a)	1,654	96
Dover Corp	3,382	359	Owens-Illinois Inc (a)	2,058	48
Eaton Corp PLC	16,743	1,406
General Electric Co	1,398,257	22,609	Sealed Air Corp	3,203	152
Hexcel Corp	1,276	87	Sonoco Products Co	3,563	193
Ingersoll-Rand PLC	5,897	558	WestRock Co	9,004	600
ITT Inc	3,373	189			$1,298
Parker-Hannifin Corp	1,582	319	Pharmaceuticals - 7.09%
			Agios Pharmaceuticals Inc (a)	78	6
Pentair PLC	5,849	418	Akorn Inc (a)	567	18
Textron Inc	10,507	616
			Allergan PLC	8,237	1,485

See accompanying notes.

Schedule of Investments LargeCap Value Fund III

January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Pharmaceuticals (continued)			REITs (continued)
Bristol-Myers Squibb Co	30,741	$1,925	Omega Healthcare Investors Inc	7,069	$191
Cardinal Health Inc	244,250	17,534	Outfront Media Inc	5,389	121
Express Scripts Holding Co (a)	228,796	18,116	Paramount Group Inc	8,238	124
Johnson & Johnson	457,879	63,275	Park Hotels & Resorts Inc	5,909	171
McKesson Corp	7,360	1,243	Piedmont Office Realty Trust Inc	6,545	128
Merck & Co Inc	314,229	18,618	Prologis Inc	20,108	1,309
Mylan NV (a)	20,093	861	Public Storage	88,874	17,398
Perrigo Co PLC	4,630	420	Rayonier Inc	4,899	159
Pfizer Inc	864,073	32,005	Realty Income Corp	9,681	515
Premier Inc (a)	2,226	72	Regency Centers Corp	5,178	326
Sanofi ADR	316,818	13,918	Retail Properties of America Inc	9,176	111
		$169,496	Senior Housing Properties Trust	9,195	159
Pipelines - 0.08%			Simon Property Group Inc	117,184	19,144
Cheniere Energy Inc (a)	2,447	138	SL Green Realty Corp	3,330	335
Kinder Morgan Inc/DE	47,178	848	Starwood Property Trust Inc	10,150	207
Targa Resources Corp	7,333	352	STORE Capital Corp	6,931	170
Williams Cos Inc/The	17,313	544	Sun Communities Inc	2,648	235
		$1,882	Two Harbors Investment Corp	8,169	120
Real Estate - 0.03%			UDR Inc	9,462	346
CBRE Group Inc (a)	6,218	284	Ventas Inc	14,915	835
Jones Lang LaSalle Inc	1,713	268	VEREIT Inc	35,199	253
Realogy Holdings Corp	5,484	151	Vornado Realty Trust	6,033	432
		$703	Weingarten Realty Investors	4,972	147
REITs - 2.35%			Welltower Inc	14,185	851
AGNC Investment Corp	14,898	280	Weyerhaeuser Co	28,953	1,087
Alexandria Real Estate Equities Inc	3,338	433	WP Carey Inc	3,923	254
American Campus Communities Inc	4,583	176			$56,226
American Homes 4 Rent	9,411	196	Retail - 6.24%
Annaly Capital Management Inc	41,273	435	Advance Auto Parts Inc	1,817	213
Apartment Investment & Management Co	5,642	236	AutoNation Inc (a)	2,336	141
Apple Hospitality REIT Inc	8,705	170	AutoZone Inc (a)	288	220
AvalonBay Communities Inc	3,374	575	Bed Bath & Beyond Inc	5,173	119
Boston Properties Inc	3,186	394	Best Buy Co Inc	10,353	756
Brandywine Realty Trust	7,136	128	Burlington Stores Inc (a)	1,196	146
Brixmor Property Group Inc	12,044	195	Casey's General Stores Inc	1,306	158
Camden Property Trust	3,184	276	CVS Health Corp	607,279	47,787
Chimera Investment Corp	8,332	142	Dick's Sporting Goods Inc	1,095	34
Colony NorthStar Inc	18,729	168	Dollar General Corp	304,850	31,436
Columbia Property Trust Inc	4,924	108	Dollar Tree Inc (a)	1,574	181
CoreCivic Inc	4,941	115	Foot Locker Inc	4,201	206
Corporate Office Properties Trust	4,319	118	GameStop Corp	3,676	62
CubeSmart	3,055	84	Gap Inc/The	8,420	280
DCT Industrial Trust Inc	3,563	211	Genuine Parts Co	3,222	335
Digital Realty Trust Inc	1,175	131	Home Depot Inc/The	102,100	20,512
Douglas Emmett Inc	1,624	63	Kohl's Corp	6,044	391
Duke Realty Corp	12,892	340	L Brands Inc	7,048	353
Empire State Realty Trust Inc	5,939	116	Liberty Interactive Corp QVC Group (a)	6,740	189
EPR Properties	2,630	155	Lowe's Cos Inc	324,752	34,011
Equity Residential	8,738	538	Macy's Inc	11,043	287
Essex Property Trust Inc	2,287	533	Michaels Cos Inc/The (a)	1,704	46
Extra Space Storage Inc	967	81	MSC Industrial Direct Co Inc	1,251	117
Federal Realty Investment Trust	1,663	201	Nu Skin Enterprises Inc	1,487	107
Forest City Realty Trust Inc	9,600	225	Penske Automotive Group Inc	1,514	79
Gaming and Leisure Properties Inc	5,440	198	PVH Corp	2,756	427
HCP Inc	16,775	404	Rite Aid Corp (a)	20,100	44
Healthcare Trust of America Inc	6,875	190	Sally Beauty Holdings Inc (a)	3,184	53
Highwoods Properties Inc	4,047	194	Signet Jewelers Ltd	2,270	120
Hospitality Properties Trust	6,536	186	Tapestry Inc	8,195	386
Host Hotels & Resorts Inc	25,727	534	Target Corp	20,048	1,508
Hudson Pacific Properties Inc	5,445	174	Tiffany & Co	3,804	406
Iron Mountain Inc	2,045	72	Urban Outfitters Inc (a)	3,573	122
Kilroy Realty Corp	3,364	240	Walgreens Boots Alliance Inc	28,689	2,159
Kimco Realty Corp	14,550	231	Walmart Inc	51,198	5,458
Lamar Advertising Co	714	51	Williams-Sonoma Inc	2,658	136
Liberty Property Trust	5,650	234	World Fuel Services Corp	3,113	87
Life Storage Inc	1,878	156	Yum China Holdings Inc	4,218	196
Macerich Co/The	4,550	294			$149,268
Medical Properties Trust Inc	14,125	185	Savings & Loans - 0.02%
MFA Financial Inc	15,824	113	New York Community Bancorp Inc	17,133	243
Mid-America Apartment Communities Inc	4,043	386	People's United Financial Inc	12,253	241
National Retail Properties Inc	5,569	221	TFS Financial Corp	1,783	26
New Residential Investment Corp	12,290	212			$510

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 3.34%	Shares Held	Value (000's)
Semiconductors - 3.66%			Money Market Funds - 3.34%
Broadcom Ltd	69,475	$17,232	Principal Government Money Market Fund (d)	79,885,234	$79,885
Intel Corp	162,650	7,830
Lam Research Corp	51,545	9,872	TOTAL INVESTMENT COMPANIES		$79,885
Marvell Technology Group Ltd	13,740	320	Total Investments		$2,385,225
Micron Technology Inc (a)	15,403	673	Other Assets and Liabilities - 0.28%		$6,755
Microsemi Corp (a)	823	51	TOTAL NET ASSETS - 100.00%		$2,391,980
NXP Semiconductors NV (a)	3,639	438
ON Semiconductor Corp (a)	1,261	31
Qorvo Inc (a)	2,051	147	(a) Non-income producing security
QUALCOMM Inc	432,037	29,487	(b)		The value of these investments was determined using significant
Teradyne Inc	724	33	unobservable inputs.
Texas Instruments Inc	195,849	21,479	(c)		Fair value of these investments is determined in good faith by the Manager
Xilinx Inc	327	24	under procedures established and periodically reviewed by the Board of
		$87,617	Directors. Certain inputs used in the valuation may be unobservable;
Shipbuilding - 0.00%			however, each security is evaluated individually for purposes of ASC 820
Huntington Ingalls Industries Inc	395	94	which results in not all securities being identified as Level 3 of the fair
			value hierarchy. At the end of the period, the fair value of these securities
Software - 3.88%			totaled $0 or 0.00% of net assets.
Akamai Technologies Inc (a)	5,663	379	(d)		Affiliated Security. Security is either an affiliate (and registered under the
Autodesk Inc (a)	917	106	Investment Company Act of 1940) or an affiliate as defined by the
CA Inc	10,953	393	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Dun & Bradstreet Corp/The	1,022	126	outstanding voting shares of the security). Please see affiliated sub-
Fidelity National Information Services Inc	3,472	355	schedule for transactional information.
Guidewire Software Inc (a)	1,671	133
Microsoft Corp	408,800	38,840
Nuance Communications Inc (a)	9,909	177
Oracle Corp	1,001,121	51,648	Portfolio Summary (unaudited)
SS&C Technologies Holdings Inc	904	46	Sector		Percent
Synopsys Inc (a)	4,860	450	Financial		23.66%
Zynga Inc (a)	31,859	114	Consumer, Non-cyclical		21.49%
		$92,767	Energy		10.62%
Telecommunications - 3.94%			Technology		9.46%
ARRIS International PLC (a)	6,200	157	Industrial		9.34%
AT&T Inc	1,075,012	40,259	Communications		8.00%
CenturyLink Inc	23,567	420	Consumer, Cyclical		7.30%
Cisco Systems Inc	170,582	7,086	Investment Companies		3.34%
CommScope Holding Co Inc (a)	3,163	122	Utilities		3.32%
EchoStar Corp (a)	1,637	100	Basic Materials		3.18%
Juniper Networks Inc	12,745	333	Diversified		0.01%
LogMeIn Inc	715	90	Other Assets and Liabilities		0.28%
Motorola Solutions Inc	202,853	20,176	TOTAL NET ASSETS		100.00%
Sprint Corp (a)	20,674	110
Switch Inc	1,688	27
Telephone & Data Systems Inc	3,179	87
T-Mobile US Inc (a)	4,621	301
United States Cellular Corp (a)	459	17
Verizon Communications Inc	460,812	24,916
		$94,201
Textiles - 0.03%
Mohawk Industries Inc (a)	2,252	633

Toys, Games & Hobbies - 0.00%
Hasbro Inc	1,097	104

Transportation - 1.82%
CSX Corp	2,166	123
Expeditors International of Washington Inc	2,234	145
FedEx Corp	78,000	20,473
Genesee & Wyoming Inc (a)	2,191	175
Kansas City Southern	3,725	421
Kirby Corp (a)	1,828	137
Norfolk Southern Corp	10,911	1,646
Old Dominion Freight Line Inc	1,001	147
Ryder System Inc	1,908	166
Union Pacific Corp	150,211	20,054
XPO Logistics Inc (a)	1,195	113
		$43,600
Water - 0.02%
American Water Works Co Inc	6,016	500

TOTAL COMMON STOCKS		$2,305,340

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases		Sales		January 31, 2018
		Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—			$281,056	$201,171		$79,885
		$—			$281,056	$201,171		$79,885

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$151			$—			$—	$—
	$151			$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2018	Long		613		$86,611			$3,908
Total								$3,908

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments MidCap Fund January 31, 2018 (unaudited)

COMMON STOCKS - 99.86%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.61%			Lodging - 0.44%
TransDigm Group Inc	1,864,211	$590,787	Hilton Worldwide Holdings Inc	833,842	$71,419

Banks - 1.23%			Machinery - Diversified - 2.18%
First Republic Bank/CA	152,039	13,615	Roper Technologies Inc	1,270,212	356,409
M&T Bank Corp	982,928	187,523
		$201,138	Media - 5.82%
Beverages - 0.46%			Liberty Broadband Corp - A Shares (a)	757,632	71,702
Brown-Forman Corp - B Shares	1,084,571	75,161	Liberty Broadband Corp - C Shares (a)	2,127,632	203,295
			Liberty Global PLC - A Shares (a)	753,960	28,183
Building Materials - 2.71%			Liberty Global PLC - C Shares (a)	6,172,517	220,729
Martin Marietta Materials Inc	1,345,386	306,977	Liberty Media Corp-Liberty Braves - A Shares	148,589	3,507
			(a)
Vulcan Materials Co	1,002,795	135,778
		$442,755	Liberty Media Corp-Liberty Braves - C Shares	668,493	15,716
			(a)
Chemicals - 4.51%
Air Products & Chemicals Inc	2,441,600	411,092	Liberty Media Corp-Liberty Formula One - A	462,222	16,492
Axalta Coating Systems Ltd (a)	1,264,623	39,836	Shares (a)
Sherwin-Williams Co/The	686,821	286,480	Liberty Media Corp-Liberty Formula One - C	4,970,109	187,324
			Shares (a)
		$737,408
			Liberty Media Corp-Liberty SiriusXM - A	1,110,077	49,965
Commercial Services - 14.79%			Shares (a)
AMERCO	220,694	80,571
			Liberty Media Corp-Liberty SiriusXM - C	3,471,511	155,558
Brookfield Business Partners LP	469,135	18,278	Shares (a)
Ecolab Inc	693,212	95,441
Gartner Inc (a)	2,087,088	289,563			$952,471
IHS Markit Ltd (a)	5,617,426	268,120	Miscellaneous Manufacturers - 1.55%
			Colfax Corp (a),(b)	6,333,461	253,465
KAR Auction Services Inc	928,530	50,642
Live Nation Entertainment Inc (a)	3,361,826	151,484
Macquarie Infrastructure Corp	1,968,036	130,579	Private Equity - 6.33%
Moody's Corp	3,240,749	524,321	Brookfield Asset Management Inc	17,535,449	734,209
S&P Global Inc	2,058,947	372,875	Kennedy-Wilson Holdings Inc	1,934,810	34,343
TransUnion (a)	2,665,633	158,232	KKR & Co LP	6,115,749	147,267
Verisk Analytics Inc (a)	2,793,545	279,494	Onex Corp	1,599,853	119,608
		$2,419,600			$1,035,427
Distribution & Wholesale - 0.96%			Real Estate - 3.00%
Fastenal Co	1,503,843	82,651	Brookfield Property Partners LP	2,352,782	51,408
HD Supply Holdings Inc (a)	1,899,663	73,878	CBRE Group Inc (a)	6,687,430	305,549
			Howard Hughes Corp/The (a)	1,069,374	134,698
		$156,529
Diversified Financial Services - 1.75%					$491,655
FNF Group	7,342,830	286,223	REITs - 5.79%
			Equinix Inc	369,875	168,364
			Forest City Realty Trust Inc	5,407,417	126,912
Electric - 2.32%			SBA Communications Corp (a)	3,742,649	653,092
Brookfield Infrastructure Partners LP	7,214,317	309,638
Brookfield Renewable Partners LP	2,090,097	69,893			$948,368
		$379,531	Retail - 14.49%
Electronics - 0.29%			CarMax Inc (a)	6,378,109	455,206
Sensata Technologies Holding NV (a)	852,841	47,972	Copart Inc (a)	4,741,264	208,947
			Dollar General Corp	1,062,354	109,550
			Dollar Tree Inc (a)	2,782,267	319,961
Healthcare - Products - 1.73%			O'Reilly Automotive Inc (a)	1,772,689	469,213
DENTSPLY SIRONA Inc	4,658,045	283,256
			Restaurant Brands International Inc	6,733,672	406,646
Holding Companies - Diversified - 0.19%			Ross Stores Inc	4,878,639	401,951
Leucadia National Corp	1,145,621	31,012			$2,371,474
			Semiconductors - 1.42%
Home Builders - 1.29%			Microchip Technology Inc	2,449,805	233,270
Lennar Corp - A Shares	2,057,573	128,928
Lennar Corp - B Shares	38,541	1,952	Software - 6.30%
NVR Inc (a)	25,270	80,312	Autodesk Inc (a)	2,986,536	345,303
			Black Knight Inc (a)	2,254,972	111,621
		$211,192
Insurance - 11.53%			CDK Global Inc	1,095,729	78,115
Alleghany Corp (a)	78,749	49,431	Fidelity National Information Services Inc	2,318,189	237,290
Aon PLC	3,971,599	564,642	Intuit Inc	1,199,324	201,367
Arch Capital Group Ltd (a)	1,637,527	148,917	MSCI Inc	413,707	57,600
Brown & Brown Inc	2,504,039	131,412			$1,031,296
Loews Corp	3,902,352	201,556	Telecommunications - 0.75%
Markel Corp (a)	464,989	533,663	EchoStar Corp (a)	621,151	37,927
Progressive Corp/The	3,144,012	170,091	Motorola Solutions Inc	859,317	85,468
Trisura Group Ltd (a)	102,584	2,095			$123,395
White Mountains Insurance Group Ltd	101,432	85,193	Textiles - 1.43%
		$1,887,000	Mohawk Industries Inc (a)	832,013	233,846
Internet - 2.99%
Liberty Expedia Holdings Inc (a)	1,626,613	76,272	TOTAL COMMON STOCKS		$16,341,458
Liberty Ventures (a)	2,488,508	146,648
VeriSign Inc (a)	2,318,827	266,479
		$489,399

See accompanying notes.

			Schedule of Investments
			MidCap Fund
			January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.01%		Shares Held	Value(000	's)
Money Market Funds - 0.01%
Principal Government Money Market Fund (b)		1,278,004	$1,278

TOTAL INVESTMENT COMPANIES			$1,278
Total Investments			$16,342,736
Other Assets and Liabilities - 0.13%			$20,479
TOTAL NET ASSETS - 100.00%			$16,363,215

(a) Non-income producing security
(b)			Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			29.63%
Consumer, Cyclical			18.61%
Consumer, Non-cyclical			16.98%
Industrial			10.34%
Communications			9.56%
Technology			7.72%
Basic Materials			4.51%
Utilities			2.32%
Diversified			0.19%
Investment Companies			0.01%
Other Assets and Liabilities			0.13%
TOTAL NET ASSETS			100.00%

Affiliated Securities		October 31, 2017			Purchases	Sales	January 31, 2018
			Value		Cost	Proceeds	Value
Colfax Corp	$		265,848		$—	$1,575	$253,465
Principal Government Money Market Fund			—		126,666	125,388	1,278
	$		265,848		$126,666	$126,963	$254,743

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Colfax Corp	$—	$(854)	$—	$(9,954)
Principal Government Money Market Fund	21	—	—	—
	$21	$(854)	$—	$(9,954)
Amounts in thousands

See accompanying notes.

     Schedule of Investments MidCap Growth Fund January 31, 2018 (unaudited)

COMMON STOCKS - 97.77%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Parts & Equipment - 1.84%			Leisure Products & Services (continued)
Aptiv PLC	36,611	$3,474	Polaris Industries Inc	15,661	$1,770
			Royal Caribbean Cruises Ltd	31,622	4,223
Banks - 3.50%					$8,797
SVB Financial Group (a)	11,395	2,809	Lodging - 1.05%
Zions Bancorporation	70,254	3,796	Wynn Resorts Ltd	11,974	1,983
		$6,605
Biotechnology - 3.76%			Machinery - Construction & Mining - 1.07%
Illumina Inc (a)	17,284	4,021	Terex Corp	42,779	2,012
Vertex Pharmaceuticals Inc (a)	18,507	3,088
		$7,109	Machinery - Diversified - 3.08%
Building Materials - 1.31%			Deere & Co	19,895	3,311
Owens Corning	26,519	2,466	Middleby Corp/The (a)	18,424	2,510
					$5,821
Chemicals - 4.69%			Miscellaneous Manufacturers - 1.67%
Celanese Corp	37,153	4,018	John Bean Technologies Corp	27,712	3,152
FMC Corp	30,286	2,766
Olin Corp	55,352	2,064	Oil & Gas - 1.28%
		$8,848	Cabot Oil & Gas Corp	91,629	2,414
Commercial Services - 12.51%
Brink's Co/The	49,827	4,155	Pharmaceuticals - 4.63%
CoStar Group Inc (a)	8,763	3,033	Aerie Pharmaceuticals Inc (a)	42,952	2,356
Global Payments Inc	29,349	3,281	Neurocrine Biosciences Inc (a)	30,598	2,615
Moody's Corp	14,825	2,398	Zoetis Inc	49,145	3,771
On Assignment Inc (a)	39,711	3,041			$8,742
Square Inc (a)	71,973	3,376	Retail - 3.85%
TransUnion (a)	72,904	4,328	Darden Restaurants Inc	24,682	2,366
		$23,612	Tractor Supply Co	28,525	2,175
Distribution & Wholesale - 1.89%			Yum China Holdings Inc	58,707	2,723
G-III Apparel Group Ltd (a)	95,631	3,572			$7,264
			Semiconductors - 5.73%
Diversified Financial Services - 4.03%			Applied Materials Inc	51,812	2,779
Ameriprise Financial Inc	24,537	4,139	Lam Research Corp	11,528	2,208
E*TRADE Financial Corp (a)	65,932	3,475	Microchip Technology Inc	31,035	2,955
		$7,614	Teradyne Inc	62,889	2,883
Electrical Components & Equipment - 2.84%					$10,825
AMETEK Inc	58,348	4,452	Software - 9.09%
Universal Display Corp	5,668	904	2U Inc (a)	43,805	3,253
		$5,356	ServiceNow Inc (a)	51,126	7,611
Electronics - 6.43%			Splunk Inc (a)	26,977	2,492
Agilent Technologies Inc	25,400	1,865	Take-Two Interactive Software Inc (a)	30,069	3,809
Coherent Inc (a)	6,687	1,735			$17,165
FLIR Systems Inc	46,656	2,389	Textiles - 1.88%
Mettler-Toledo International Inc (a)	2,800	1,891	Mohawk Industries Inc (a)	12,642	3,553
Trimble Inc (a)	96,590	4,260
		$12,140	TOTAL COMMON STOCKS		$184,586
Entertainment - 2.18%			INVESTMENT COMPANIES - 2.24%	Shares Held	Value (000's)
Dolby Laboratories Inc	29,400	1,891	Money Market Funds - 2.24%
Vail Resorts Inc	10,156	2,220	Principal Government Money Market Fund (b)	4,233,979	4,234
		$4,111
Hand & Machine Tools - 2.97%			TOTAL INVESTMENT COMPANIES		$4,234
Kennametal Inc	54,059	2,637	Total Investments		$188,820
Stanley Black & Decker Inc	17,893	2,974	Other Assets and Liabilities - (0.01)%		$(21)
		$5,611	TOTAL NET ASSETS - 100.00%		$188,799
Healthcare - Products - 1.95%
IDEXX Laboratories Inc (a)	19,690	3,683
			(a) Non-income producing security
Healthcare - Services - 3.89%			(b)		Affiliated Security. Security is either an affiliate (and registered under the
Centene Corp (a)	25,475	2,732	Investment Company Act of 1940) or an affiliate as defined by the
WellCare Health Plans Inc (a)	21,931	4,614	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$7,346	outstanding voting shares of the security). Please see affiliated sub-
Home Builders - 1.69%			schedule for transactional information.
DR Horton Inc	65,055	3,191

Insurance - 2.62%
MGIC Investment Corp (a)	151,508	2,246
Progressive Corp/The	49,803	2,694
		$4,940
Internet - 1.68%
IAC/InterActiveCorp (a)	21,935	3,180

Leisure Products & Services - 4.66%
Norwegian Cruise Line Holdings Ltd (a)	46,171	2,804

See accompanying notes.

Schedule of Investments
MidCap Growth Fund
January 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		26.75%
Industrial		19.36%
Consumer, Cyclical		19.04%
Technology		14.82%
Financial		10.15%
Basic Materials		4.69%
Investment Companies		2.24%
Communications		1.68%
Energy		1.28%
Other Assets and Liabilities		(0.01)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$14,063	$9,829		$4,234
		$—		$14,063	$9,829		$4,234

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund $	4		$—			$—	$—
	$4		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments MidCap Growth Fund III

January 31, 2018 (unaudited)

COMMON STOCKS - 95.55%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.12%			Building Materials (continued)
Interpublic Group of Cos Inc/The	14,377	$314	Vulcan Materials Co	5,367	$727
Omnicom Group Inc	13,905	1,066			$14,497
		$1,380	Chemicals - 2.46%
Aerospace & Defense - 0.59%			Albemarle Corp	59,479	6,638
Harris Corp	29,880	4,762	Axalta Coating Systems Ltd (a)	12,067	380
HEICO Corp	2,015	162	Celanese Corp	5,480	593
HEICO Corp - Class A	3,713	245	Chemours Co/The	8,102	418
Rockwell Collins Inc	7,118	986	FMC Corp	8,007	731
TransDigm Group Inc	2,121	672	Huntsman Corp	145,890	5,044
		$6,827	International Flavors & Fragrances Inc	4,825	725
Airlines - 0.79%			Platform Specialty Products Corp (a)	6,488	76
Alaska Air Group Inc	5,718	376	RPM International Inc	6,997	365
American Airlines Group Inc	8,210	446	Sherwin-Williams Co/The	12,400	5,172
Copa Holdings SA	320	44	Univar Inc (a)	262,807	7,847
Delta Air Lines Inc	67,121	3,810	Versum Materials Inc	547	20
Southwest Airlines Co	73,100	4,445	Westlake Chemical Corp	1,121	126
		$9,121	WR Grace & Co	3,942	291
Apparel - 0.16%					$28,426
Carter's Inc	2,884	347	Commercial Services - 7.69%
Hanesbrands Inc	15,818	343	Aramark	4,526	207
Michael Kors Holdings Ltd (a)	2,524	167	Booz Allen Hamilton Holding Corp	8,201	321
Skechers U.S.A. Inc (a)	3,803	157	Bright Horizons Family Solutions Inc (a)	3,276	322
VF Corp	10,597	860	Cintas Corp	5,657	953
		$1,874	CoreLogic Inc/United States (a)	3,326	158
Automobile Parts & Equipment - 1.90%			CoStar Group Inc (a)	1,553	537
Allison Transmission Holdings Inc	7,628	337	Equifax Inc	5,225	653
Aptiv PLC	49,464	4,693	Euronet Worldwide Inc (a)	95,427	8,957
BorgWarner Inc	3,235	182	FleetCor Technologies Inc (a)	5,753	1,223
Delphi Technologies PLC	5,369	297	Gartner Inc (a)	58,927	8,176
Lear Corp	3,815	737	Global Payments Inc	9,529	1,065
Visteon Corp (a)	1,990	259	H&R Block Inc	2,647	70
WABCO Holdings Inc (a)	100,111	15,456	IHS Markit Ltd (a)	123,153	5,878
		$21,961	KAR Auction Services Inc	8,052	439
			Live Nation Entertainment Inc (a)	8,115	366
Banks - 2.22%
Bank of the Ozarks	3,180	159	MarketAxess Holdings Inc	45,971	9,021
East West Bancorp Inc	142,703	9,405	Moody's Corp	42,729	6,913
First Republic Bank/CA	60,249	5,395	Morningstar Inc	1,018	98
			Quanta Services Inc (a)	2,504	96
Pinnacle Financial Partners Inc	1,271	81
Signature Bank/New York NY (a)	1,389	214	Robert Half International Inc	7,287	422
SVB Financial Group (a)	1,701	419	Service Corp International/US	10,956	438
Synovus Financial Corp	89,441	4,507	ServiceMaster Global Holdings Inc (a)	8,139	429
Western Alliance Bancorp (a)	92,631	5,434	Square Inc (a)	156,557	7,344
		$25,614	Total System Services Inc	12,216	1,086
			TransUnion (a)	149,255	8,860
Beverages - 1.38%			United Rentals Inc (a)	41,135	7,450
Brown-Forman Corp - A Shares	2,986	206	Verisk Analytics Inc (a)	108,875	10,893
Brown-Forman Corp - B Shares	10,165	704
			WEX Inc (a)	1,876	290
Constellation Brands Inc	26,400	5,794	Western Union Co/The	20,165	419
Dr Pepper Snapple Group Inc	11,209	1,338	Worldpay Inc (a)	71,627	5,752
Monster Beverage Corp (a)	115,441	7,877
		$15,919			$88,836
Biotechnology - 2.46%			Computers - 2.44%
ACADIA Pharmaceuticals Inc (a)	5,521	165	CSRA Inc	9,852	328
			Dell Technologies Inc Class V (a)	8,997	645
Alnylam Pharmaceuticals Inc (a)	4,194	545
BioMarin Pharmaceutical Inc (a)	49,311	4,449	DST Systems Inc	713	59
Bioverativ Inc (a)	6,062	625	DXC Technology Co	60,106	5,983
			EPAM Systems Inc (a)	69,865	8,208
Charles River Laboratories International Inc	41,630	4,389	Fortinet Inc (a)	8,805	405
(a)
Exelixis Inc (a)	16,238	492	Genpact Ltd	9,501	322
			Mercury Systems Inc (a)	117,972	5,665
Illumina Inc (a)	59,019	13,730
			NCR Corp (a)	6,734	253
Incyte Corp (a)	36,265	3,275
Intercept Pharmaceuticals Inc (a)	991	62	NetApp Inc	15,672	964
Intrexon Corp (a)	2,455	32	Seagate Technology PLC	91,118	5,030
Ionis Pharmaceuticals Inc (a)	6,906	363	Western Digital Corp	4,029	359
Seattle Genetics Inc (a)	5,376	281			$28,221
		$28,408	Consumer Products - 0.20%
Building Materials - 1.25%			Avery Dennison Corp	5,596	686
Armstrong World Industries Inc (a)	2,799	175	Church & Dwight Co Inc	10,926	534
Eagle Materials Inc	2,689	301	Clorox Co/The	6,751	957
Fortune Brands Home & Security Inc	64,885	4,602	Spectrum Brands Holdings Inc	1,410	167
Lennox International Inc	1,547	337			$2,344
Martin Marietta Materials Inc	33,836	7,721	Distribution & Wholesale - 3.73%
Masco Corp	14,195	634	Fastenal Co	161,436	8,872
			HD Supply Holdings Inc (a)	10,909	424

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Distribution & Wholesale (continued)			Forest Products & Paper - 0.09%
LKQ Corp (a)	236,202	$9,928	International Paper Co	16,430	$1,033
Pool Corp	111,766	15,116
Watsco Inc	43,868	7,887	Hand & Machine Tools - 0.06%
WW Grainger Inc	3,060	825	Lincoln Electric Holdings Inc	3,484	340
		$43,052	Snap-on Inc	1,197	205
Diversified Financial Services - 2.91%			Stanley Black & Decker Inc	687	114
Affiliated Managers Group Inc	47,289	9,440			$659
Air Lease Corp	570	28	Healthcare - Products - 6.82%
Alliance Data Systems Corp	37,644	9,662	ABIOMED Inc (a)	27,974	6,574
Ameriprise Financial Inc	61,299	10,341	Align Technology Inc (a)	51,432	13,475
BGC Partners Inc	3,514	50	Bio-Techne Corp	2,065	290
Cboe Global Markets Inc	4,838	650	Bruker Corp	2,120	76
Credit Acceptance Corp (a)	578	191	Cooper Cos Inc/The	33,225	8,129
Eaton Vance Corp	6,342	367	Edwards Lifesciences Corp (a)	152,018	19,242
Federated Investors Inc	1,590	55	Henry Schein Inc (a)	133,463	10,100
Invesco Ltd	6,483	234	Hill-Rom Holdings Inc	3,439	294
Lazard Ltd	6,005	352	Hologic Inc (a)	6,905	295
Legg Mason Inc	1,187	51	IDEXX Laboratories Inc (a)	68,884	12,884
LPL Financial Holdings Inc	4,997	298	Intuitive Surgical Inc (a)	12,417	5,360
Raymond James Financial Inc	3,197	308	OPKO Health Inc (a)	2,016	9
SEI Investments Co	8,655	650	Patterson Cos Inc	443	16
T Rowe Price Group Inc	3,162	353	QIAGEN NV (a)	3,262	109
TD Ameritrade Holding Corp	9,917	553	ResMed Inc	6,119	617
		$33,583	Teleflex Inc	322	89
Electric - 0.01%			Varian Medical Systems Inc (a)	6,401	816
NRG Energy Inc	3,268	85	West Pharmaceutical Services Inc	4,115	412
					$78,787
Electrical Components & Equipment - 0.36%			Healthcare - Services - 2.10%
Acuity Brands Inc	20,270	3,130	Acadia Healthcare Co Inc (a)	124,285	4,236
AMETEK Inc	1,636	125	Centene Corp (a)	47,182	5,060
Energizer Holdings Inc	3,540	206	Cigna Corp	22,704	4,730
Hubbell Inc	2,130	290	ICON PLC (a)	82,790	9,067
Universal Display Corp	2,326	371	IQVIA Holdings Inc (a)	4,582	468
		$4,122	LifePoint Health Inc (a)	349	17
Electronics - 4.78%			WellCare Health Plans Inc (a)	3,182	670
Agilent Technologies Inc	3,441	253			$24,248
Allegion PLC	48,871	4,208	Holding Companies - Diversified - 0.02%
Amphenol Corp	61,214	5,679	Leucadia National Corp	9,185	249
Coherent Inc (a)	37,151	9,642
FLIR Systems Inc	83,557	4,279	Home Builders - 0.94%
Fortive Corp	138,619	10,537	DR Horton Inc	13,125	644
Gentex Corp	11,275	267	Lennar Corp - A Shares	138,400	8,672
Keysight Technologies Inc (a)	108,113	5,051	NVR Inc (a)	226	718
Mettler-Toledo International Inc (a)	5,899	3,984	PulteGroup Inc	8,074	257
National Instruments Corp	4,686	234	Thor Industries Inc	3,001	410
PerkinElmer Inc	3,285	263	Toll Brothers Inc	4,573	213
Sensata Technologies Holding NV (a)	3,763	212			$10,914
Trimble Inc (a)	225,084	9,926	Home Furnishings - 0.04%
Waters Corp (a)	3,344	721	Leggett & Platt Inc	6,332	294
		$55,256	Tempur Sealy International Inc (a)	1,201	72
Entertainment - 1.50%			Whirlpool Corp	250	45
Lions Gate Entertainment Corp - A shares	86,024	2,912			$411
Lions Gate Entertainment Corp - B shares	66,836	2,138	Housewares - 0.07%
Six Flags Entertainment Corp	4,100	277	Scotts Miracle-Gro Co/The	2,330	210
Vail Resorts Inc	54,961	12,012	Toro Co/The	6,342	417
		$17,339	Tupperware Brands Corp	3,154	182
Environmental Control - 1.01%					$809
Waste Connections Inc	161,700	11,613	Insurance - 0.93%
			Arch Capital Group Ltd (a)	721	66
Food - 0.78%			Arthur J Gallagher & Co	8,263	565
Blue Buffalo Pet Products Inc (a)	67,271	2,285	Assurant Inc	655	60
Campbell Soup Co	8,603	400	Erie Indemnity Co	1,017	121
Hain Celestial Group Inc/The (a)	97,458	3,717	Progressive Corp/The	180,180	9,747
Hershey Co/The	7,739	854	RenaissanceRe Holdings Ltd	176	22
Kellogg Co	9,891	674	Voya Financial Inc	467	24
Lamb Weston Holdings Inc	3,154	185	XL Group Ltd	3,489	129
McCormick & Co Inc/MD	5,270	573			$10,734
Pilgrim's Pride Corp (a)	2,978	83	Internet - 1.95%
Sprouts Farmers Market Inc (a)	7,517	210	CDW Corp/DE	127,309	9,521
TreeHouse Foods Inc (a)	995	47	Expedia Inc	5,385	689
		$9,028	F5 Networks Inc (a)	4,617	668
			GoDaddy Inc (a)	7,585	419
			GrubHub Inc (a)	112,925	8,159

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Oil & Gas (continued)
IAC/InterActiveCorp (a)	5,140	$745	Continental Resources Inc/OK (a)	2,388	$133
Liberty Expedia Holdings Inc (a)	1,093	51	Devon Energy Corp	3,962	164
Match Group Inc (a)	3,117	109	Diamondback Energy Inc (a)	130,402	16,366
Palo Alto Networks Inc (a)	3,904	616	EQT Corp	1,404	76
Symantec Corp	26,821	731	Gulfport Energy Corp (a)	1,902	19
Twitter Inc (a)	1,822	47	Newfield Exploration Co (a)	11,628	368
VeriSign Inc (a)	5,893	677	Parsley Energy Inc (a)	8,810	208
Zillow Group Inc - A Shares (a)	2,539	114	RSP Permian Inc (a)	115,064	4,566
		$22,546			$22,982
Iron & Steel - 0.02%			Oil & Gas Services - 0.01%
Steel Dynamics Inc	4,414	200	RPC Inc	3,665	74

Leisure Products & Services - 1.19%			Packaging & Containers - 0.57%
Brunswick Corp/DE	54,554	3,425	Ardagh Group SA	1,174	24
Harley-Davidson Inc	5,384	261	Ball Corp	108,583	4,156
Polaris Industries Inc	4,228	478	Berry Global Group Inc (a)	9,157	542
Royal Caribbean Cruises Ltd	71,902	9,602	Crown Holdings Inc (a)	7,185	417
		$13,766	Graphic Packaging Holding Co	13,052	211
Lodging - 1.29%			Owens-Illinois Inc (a)	7,756	180
Choice Hotels International Inc	2,282	187	Packaging Corp of America	6,121	769
Extended Stay America Inc	7,143	144	Sealed Air Corp	4,018	190
Hilton Grand Vacations Inc (a)	4,554	205	Silgan Holdings Inc	4,615	138
Hilton Worldwide Holdings Inc	8,381	718			$6,627
ILG Inc	168,500	5,293	Pharmaceuticals - 1.38%
MGM Resorts International	190,300	6,936	Agios Pharmaceuticals Inc (a)	2,474	195
Wyndham Worldwide Corp	6,562	815	Akorn Inc (a)	4,749	153
Wynn Resorts Ltd	3,507	581	Alkermes PLC (a)	8,515	487
		$14,879	AmerisourceBergen Corp	6,972	695
Machinery - Construction & Mining - 0.61%			DexCom Inc (a)	4,777	278
BWX Technologies Inc	5,645	358	Herbalife Ltd (a)	3,724	309
Oshkosh Corp	74,235	6,735	Jazz Pharmaceuticals PLC (a)	26,762	3,900
		$7,093	Neurocrine Biosciences Inc (a)	4,909	420
Machinery - Diversified - 2.78%			Premier Inc (a)	915	30
Cognex Corp	81,107	5,059	TESARO Inc (a)	2,066	139
Cummins Inc	3,860	726	Zoetis Inc	121,381	9,313
Gardner Denver Holdings Inc (a)	3,837	133			$15,919
Graco Inc	188,869	8,839	Pipelines - 0.17%
IDEX Corp	3,119	447	Cheniere Energy Inc (a)	5,882	333
Middleby Corp/The (a)	63,661	8,675	ONEOK Inc	22,422	1,320
Nordson Corp	2,504	360	Williams Cos Inc/The	8,963	281
Rockwell Automation Inc	27,058	5,338			$1,934
Roper Technologies Inc	5,962	1,673	Real Estate - 0.03%
Welbilt Inc (a)	7,692	171	CBRE Group Inc (a)	8,384	383
Xylem Inc/NY	4,073	294
Zebra Technologies Corp (a)	2,921	360	REITs - 1.50%
		$32,075	Boston Properties Inc	1,494	185
Media - 1.80%			CoreSite Realty Corp	1,906	206
AMC Networks Inc (a)	2,989	154	Crown Castle International Corp	35,457	3,999
Cable One Inc	13,466	9,507	CubeSmart	6,870	189
FactSet Research Systems Inc	1,679	337	CyrusOne Inc	4,450	257
Scripps Networks Interactive Inc	3,955	348	Digital Realty Trust Inc	6,836	765
Sirius XM Holdings Inc	1,713,985	10,473	Douglas Emmett Inc	7,234	280
		$20,819	Equity LifeStyle Properties Inc	4,573	395
Mining - 0.06%			Extra Space Storage Inc	6,329	528
Freeport-McMoRan Inc (a)	21,328	416	Federal Realty Investment Trust	1,856	224
Royal Gold Inc	1,372	122	Gaming and Leisure Properties Inc	3,625	132
Southern Copper Corp	4,314	209	Hudson Pacific Properties Inc	906	29
		$747	Iron Mountain Inc	14,912	522
Miscellaneous Manufacturers - 2.11%			Lamar Advertising Co	4,165	300
AO Smith Corp	245,165	16,372	Outfront Media Inc	1,098	25
			SBA Communications Corp (a)	52,825	9,218
AptarGroup Inc	917	80
Donaldson Co Inc	7,202	365	Tanger Factory Outlet Centers Inc	349	9
Dover Corp	722	77	Taubman Centers Inc	1,644	101
Hexcel Corp	76,685	5,242			$17,364
Ingersoll-Rand PLC	8,478	802	Retail - 8.31%
Parker-Hannifin Corp	7,305	1,471	Advance Auto Parts Inc	835	98
			AutoZone Inc (a)	1,472	1,127
Oil & Gas - 1.99%		$24,409	Beacon Roofing Supply Inc (a)	117,420	7,104
Antero Resources Corp (a)	6,977	136	Burlington Stores Inc (a)	156,225	19,014
			CarMax Inc (a)	8,016	572
Apache Corp	2,738	123
Cabot Oil & Gas Corp	14,238	375	Casey's General Stores Inc	63,415	7,680
Chesapeake Energy Corp (a)	5,798	20	Chipotle Mexican Grill Inc (a)	1,109	360
Cimarex Energy Co	3,818	428

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Software (continued)
Copart Inc (a)	15,079	$665	PTC Inc (a)	62,837	$4,567
Darden Restaurants Inc	8,308	796	Red Hat Inc (a)	54,493	7,159
Dick's Sporting Goods Inc	4,267	134	ServiceNow Inc (a)	108,139	16,099
Dollar General Corp	67,633	6,974	Splunk Inc (a)	74,290	6,862
Dollar Tree Inc (a)	54,906	6,314	SS&C Technologies Holdings Inc	6,945	349
Domino's Pizza Inc	34,803	7,547	Synopsys Inc (a)	140,848	13,043
Dunkin' Brands Group Inc	5,510	356	Tableau Software Inc (a)	50,715	3,896
Floor & Decor Holdings Inc (a)	1,821	85	Take-Two Interactive Software Inc (a)	7,780	985
Foot Locker Inc	943	46	Tyler Technologies Inc (a)	71,799	14,468
Gap Inc/The	4,286	143	Ultimate Software Group Inc/The (a)	61,621	14,351
Genuine Parts Co	2,353	245	Veeva Systems Inc (a)	102,225	6,426
L Brands Inc	1,661	83	Workday Inc (a)	5,847	701
Liberty Interactive Corp QVC Group (a)	344,683	9,683			$136,081
Lululemon Athletica Inc (a)	107,878	8,437	Telecommunications - 0.44%
Michaels Cos Inc/The (a)	5,751	155	Arista Networks Inc (a)	2,319	640
MSC Industrial Direct Co Inc	1,277	120	CommScope Holding Co Inc (a)	5,359	207
Nordstrom Inc	7,127	351	LogMeIn Inc	1,893	238
Nu Skin Enterprises Inc	902	65	Motorola Solutions Inc	669	66
Ollie's Bargain Outlet Holdings Inc (a)	140,000	7,777	Switch Inc	3,327	54
O'Reilly Automotive Inc (a)	21,388	5,661	Zayo Group Holdings Inc (a)	106,902	3,924
Ross Stores Inc	22,804	1,879			$5,129
Sally Beauty Holdings Inc (a)	3,013	50	Textiles - 0.01%
Tapestry Inc	2,074	98	Mohawk Industries Inc (a)	521	146
Tractor Supply Co	8,636	659
Ulta Beauty Inc (a)	2,563	569	Toys, Games & Hobbies - 0.03%
Wendy's Co/The	10,810	175	Hasbro Inc	3,747	354
Williams-Sonoma Inc	1,369	70
Yum China Holdings Inc	20,073	931	Transportation - 1.95%
		$96,023	CH Robinson Worldwide Inc	55,548	5,080
Semiconductors - 5.70%			Expeditors International of Washington Inc	9,333	606
Advanced Micro Devices Inc (a)	384,109	5,277	JB Hunt Transport Services Inc	88,765	10,726
Analog Devices Inc	16,061	1,476	Landstar System Inc	2,561	284
Cavium Inc (a)	3,768	334	Old Dominion Freight Line Inc	37,191	5,447
Cypress Semiconductor Corp	1,545	27	XPO Logistics Inc (a)	3,824	361
IPG Photonics Corp (a)	27,562	6,944			$22,504
KLA-Tencor Corp	10,232	1,123	TOTAL COMMON STOCKS		$1,103,992
Lam Research Corp	9,917	1,899	INVESTMENT COMPANIES - 4.27%	Shares Held	Value (000's)
Maxim Integrated Products Inc	73,874	4,507	Money Market Funds - 4.27%
Microchip Technology Inc	177,593	16,910	Principal Government Money Market Fund (b)	49,298,172	49,298
Micron Technology Inc (a)	82,815	3,621
Microsemi Corp (a)	70,077	4,330
			TOTAL INVESTMENT COMPANIES		$49,298
Monolithic Power Systems Inc	68,790	8,194	Total Investments		$1,153,290
NVIDIA Corp	31,748	7,804	Other Assets and Liabilities - 0.18%		$2,051
ON Semiconductor Corp (a)	28,763	712
Qorvo Inc (a)	2,892	208	TOTAL NET ASSETS - 100.00%		$1,155,341
Skyworks Solutions Inc	11,745	1,142
Teradyne Inc	14,179	650	(a) Non-income producing security
Xilinx Inc	10,332	754	(b) Affiliated Security. Security is either an affiliate (and registered under the
		$65,912	Investment Company Act of 1940) or an affiliate as defined by the
Shipbuilding - 0.06%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Huntington Ingalls Industries Inc	2,844	676	outstanding voting shares of the security). Please see affiliated sub-
			schedule for transactional information.
Software - 11.78%
ANSYS Inc (a)	5,778	934
athenahealth Inc (a)	2,205	276
Atlassian Corp PLC (a)	5,404	292	Portfolio Summary (unaudited)
Autodesk Inc (a)	51,751	5,983	Sector		Percent
Black Knight Inc (a)	6,563	325	Consumer, Non-cyclical		22.93%
Broadridge Financial Solutions Inc	117,492	11,327	Consumer, Cyclical		19.96%
Cadence Design Systems Inc (a)	19,444	872	Technology		19.80%
CDK Global Inc	5,607	400	Industrial		16.13%
Cerner Corp (a)	18,424	1,274	Financial		7.59%
Citrix Systems Inc (a)	6,627	615	Communications		4.31%
Dun & Bradstreet Corp/The	1,019	126	Investment Companies		4.27%
Electronic Arts Inc (a)	68,604	8,710	Basic Materials		2.63%
Fidelity National Information Services Inc	11,884	1,216	Energy		2.17%
First Data Corp (a)	20,825	369	Diversified		0.02%
Fiserv Inc (a)	81,933	11,540	Utilities		0.01%
Guidewire Software Inc (a)	1,860	148	Other Assets and Liabilities		0.18%
Jack Henry & Associates Inc	5,382	671	TOTAL NET ASSETS		100.00%
Manhattan Associates Inc (a)	4,067	215
MSCI Inc	3,897	543
Paychex Inc	19,620	1,339

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases		Sales		January 31, 2018
		Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—			$96,037	$46,739		$49,298
		$—			$96,037	$46,739		$49,298

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$59			$—			$—	$—
	$59			$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2018	Long		258		$50,418			$698
Total								$698

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS - 98.74%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.39%			Chemicals (continued)
Curtiss-Wright Corp	34,609	$4,522	NewMarket Corp	7,251	$2,883
Esterline Technologies Corp (a)	20,693	1,522	Olin Corp	130,390	4,861
KLX Inc (a)	40,329	2,850	PolyOne Corp	63,373	2,754
Orbital ATK Inc	45,242	5,967	RPM International Inc	104,728	5,467
Teledyne Technologies Inc (a)	27,791	5,306	Sensient Technologies Corp	34,096	2,450
		$20,167	Valvoline Inc	158,913	3,917
Airlines - 0.36%			Versum Materials Inc	85,325	3,140
JetBlue Airways Corp (a)	251,476	5,246			$41,877
			Commercial Services - 3.77%
Apparel - 0.75%			Aaron's Inc	48,837	1,997
Carter's Inc	37,116	4,465	Adtalem Global Education Inc (a)	47,579	2,189
Deckers Outdoor Corp (a)	25,065	2,149	Avis Budget Group Inc (a)	56,195	2,527
Skechers U.S.A. Inc (a)	105,032	4,326	Brink's Co/The	39,590	3,302
		$10,940	CoreLogic Inc/United States (a)	64,604	3,060
Automobile Parts & Equipment - 0.63%			Deluxe Corp	37,741	2,803
Cooper Tire & Rubber Co	40,212	1,572	Graham Holdings Co	3,629	2,157
Dana Inc	113,618	3,748	Live Nation Entertainment Inc (a)	105,083	4,735
Delphi Technologies PLC	69,759	3,853	ManpowerGroup Inc	51,975	6,829
		$9,173	MarketAxess Holdings Inc	29,478	5,784
Banks - 8.27%			Rollins Inc	75,218	3,711
Associated Banc-Corp	118,555	2,934	Sabre Corp	163,573	3,397
BancorpSouth Bank	65,885	2,210	Service Corp International/US	147,027	5,877
Bank of Hawaii Corp	33,315	2,787	Sotheby's (a)	29,236	1,542
Bank of the Ozarks	95,235	4,757	WEX Inc (a)	31,298	4,845
Cathay General Bancorp	59,581	2,606			$54,755
Chemical Financial Corp	55,815	3,260	Computers - 2.58%
Commerce Bancshares Inc/MO	73,649	4,309	3D Systems Corp (a)	89,298	914
Cullen/Frost Bankers Inc	45,081	4,797	Convergys Corp	72,477	1,687
East West Bancorp Inc	113,360	7,472	Diebold Nixdorf Inc	59,239	1,093
First Horizon National Corp	254,565	5,056	DST Systems Inc	47,229	3,937
FNB Corp/PA	253,499	3,638	Fortinet Inc (a)	117,292	5,400
Fulton Financial Corp	137,343	2,500	Leidos Holdings Inc	111,527	7,428
Hancock Holding Co	66,804	3,587	MAXIMUS Inc	51,083	3,483
Home BancShares Inc/AR	123,977	2,977	NCR Corp (a)	95,523	3,583
International Bancshares Corp	42,493	1,763	NetScout Systems Inc (a)	68,343	1,948
MB Financial Inc	65,747	2,813	Science Applications International Corp	33,913	2,599
PacWest Bancorp	101,121	5,302	Teradata Corp (a)	94,897	3,843
Pinnacle Financial Partners Inc	57,850	3,662	VeriFone Systems Inc (a)	87,995	1,556
Prosperity Bancshares Inc	54,498	4,131			$37,471
Signature Bank/New York NY (a)	42,103	6,484	Consumer Products - 0.14%
SVB Financial Group (a)	41,364	10,198	Helen of Troy Ltd (a)	21,384	1,992
Synovus Financial Corp	93,774	4,725
TCF Financial Corp	134,842	2,892	Cosmetics & Personal Care - 0.23%
Texas Capital Bancshares Inc (a)	38,921	3,690	Avon Products Inc (a)	345,077	842
Trustmark Corp	53,126	1,689	Edgewell Personal Care Co (a)	43,934	2,481
UMB Financial Corp	34,416	2,622			$3,323
Umpqua Holdings Corp	172,705	3,739	Distribution & Wholesale - 0.59%
United Bankshares Inc/WV	82,340	3,030	Pool Corp	31,504	4,261
Valley National Bancorp	207,203	2,605	Watsco Inc	23,931	4,302
Webster Financial Corp	72,211	4,089			$8,563
Wintrust Financial Corp	43,857	3,767	Diversified Financial Services - 2.42%
		$120,091	Eaton Vance Corp	92,605	5,353
Beverages - 0.09%			Federated Investors Inc	74,380	2,579
Boston Beer Co Inc/The (a)	6,796	1,290	Interactive Brokers Group Inc - A Shares	55,962	3,581
			Janus Henderson Group PLC	141,460	5,571
Biotechnology - 1.46%			Legg Mason Inc	67,057	2,858
Bio-Rad Laboratories Inc (a)	15,854	4,099	SEI Investments Co	102,506	7,703
Bioverativ Inc (a)	84,826	8,742	SLM Corp (a)	338,720	3,875
Charles River Laboratories International Inc	37,145	3,916	Stifel Financial Corp	53,696	3,626
(a)					$35,146
United Therapeutics Corp (a)	33,891	4,372	Electric - 2.29%
		$21,129	Black Hills Corp	41,946	2,330
Building Materials - 1.15%			Great Plains Energy Inc	169,134	5,264
Cree Inc (a)	76,964	2,656	Hawaiian Electric Industries Inc	85,317	2,910
Eagle Materials Inc	38,135	4,273	IDACORP Inc	39,519	3,410
Lennox International Inc	29,487	6,426	MDU Resources Group Inc	153,171	4,056
Louisiana-Pacific Corp (a)	113,619	3,364	NorthWestern Corp	38,111	2,071
		$16,719	OGE Energy Corp	156,622	5,043
Chemicals - 2.88%			PNM Resources Inc	62,470	2,380
Ashland Global Holdings Inc	48,737	3,538	Westar Energy Inc	111,401	5,755
Cabot Corp	48,586	3,286			$33,219
Chemours Co/The	145,218	7,496	Electrical Components & Equipment - 1.24%
Minerals Technologies Inc	27,736	2,085	Belden Inc	33,076	2,804

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electrical Components & Equipment (continued)			Hand & Machine Tools (continued)
Energizer Holdings Inc	47,635	$2,773	Lincoln Electric Holdings Inc	48,478	$4,730
EnerSys	33,037	2,323	Regal Beloit Corp	34,747	2,707
Hubbell Inc	42,902	5,832			$10,537
Littelfuse Inc	19,433	4,224	Healthcare - Products - 3.50%
		$17,956	ABIOMED Inc (a)	32,944	7,742
Electronics - 3.81%			Bio-Techne Corp	29,381	4,122
Arrow Electronics Inc (a)	68,996	5,612	Globus Medical Inc (a)	56,851	2,617
Avnet Inc	94,840	4,031	Halyard Health Inc (a)	36,697	1,791
Coherent Inc (a)	19,318	5,013	Hill-Rom Holdings Inc	51,621	4,405
Gentex Corp	222,658	5,272	LivaNova PLC (a)	34,005	2,909
Jabil Inc	138,537	3,523	Masimo Corp (a)	37,282	3,514
Keysight Technologies Inc (a)	145,378	6,792	NuVasive Inc (a)	39,972	1,953
Knowles Corp (a)	70,123	1,069	STERIS PLC	66,704	6,065
National Instruments Corp	84,082	4,199	Teleflex Inc	35,330	9,813
SYNNEX Corp	22,881	2,808	West Pharmaceutical Services Inc	58,235	5,835
Tech Data Corp (a)	27,226	2,730			$50,766
Trimble Inc (a)	197,450	8,708	Healthcare - Services - 1.73%
Vishay Intertechnology Inc	103,425	2,270	Acadia Healthcare Co Inc (a)	64,059	2,183
Woodward Inc	43,223	3,351	Encompass Health Corp	77,435	4,098
		$55,378	LifePoint Health Inc (a)	30,913	1,528
Energy - Alternate Sources - 0.30%			MEDNAX Inc (a)	73,450	3,879
First Solar Inc (a)	63,884	4,291	Molina Healthcare Inc (a)	34,478	3,150
			Syneos Health Inc (a)	44,190	1,695
Engineering & Construction - 1.08%			Tenet Healthcare Corp (a)	63,330	1,196
AECOM (a)	123,619	4,835	WellCare Health Plans Inc (a)	34,917	7,346
Dycom Industries Inc (a)	24,265	2,832			$25,075
EMCOR Group Inc	46,126	3,749	Home Builders - 1.84%
Granite Construction Inc	31,254	2,084	CalAtlantic Group Inc	59,706	3,351
KBR Inc	109,861	2,235	KB Home	66,015	2,081
		$15,735	NVR Inc (a)	2,728	8,670
Entertainment - 0.87%			Thor Industries Inc	38,434	5,252
Churchill Downs Inc	10,162	2,632	Toll Brothers Inc	115,427	5,377
Cinemark Holdings Inc	83,121	3,059	TRI Pointe Group Inc (a)	117,980	1,924
International Speedway Corp	19,180	890			$26,655
Scientific Games Corp (a)	41,478	1,935	Home Furnishings - 0.15%
Six Flags Entertainment Corp	61,112	4,128	Tempur Sealy International Inc (a)	36,117	2,154
		$12,644
Environmental Control - 0.30%			Housewares - 0.74%
Clean Harbors Inc (a)	40,632	2,248	Scotts Miracle-Gro Co/The	32,067	2,895
MSA Safety Inc	26,546	2,079	Toro Co/The	84,519	5,548
		$4,327	Tupperware Brands Corp	39,908	2,305
Food - 2.76%					$10,748
Dean Foods Co	71,424	741	Insurance - 4.30%
Flowers Foods Inc	144,664	2,837	Alleghany Corp (a)	12,108	7,600
Hain Celestial Group Inc/The (a)	81,400	3,104	American Financial Group Inc/OH	53,902	6,109
Ingredion Inc	56,363	8,096	Aspen Insurance Holdings Ltd	46,592	1,740
Lamb Weston Holdings Inc	114,637	6,718	Brown & Brown Inc	90,745	4,762
Lancaster Colony Corp	15,281	1,962	CNO Financial Group Inc	131,571	3,236
Post Holdings Inc (a)	51,855	3,924	First American Financial Corp	86,834	5,129
Sanderson Farms Inc	15,697	1,992	Genworth Financial Inc (a)	391,462	1,198
Snyder's-Lance Inc	67,259	3,361	Hanover Insurance Group Inc/The	33,239	3,761
Sprouts Farmers Market Inc (a)	97,059	2,711	Kemper Corp	38,334	2,486
Tootsie Roll Industries Inc	14,919	534	Mercury General Corp	28,640	1,402
TreeHouse Foods Inc (a)	44,872	2,116	Old Republic International Corp	192,412	4,135
United Natural Foods Inc (a)	39,853	1,897	Primerica Inc	34,704	3,505
		$39,993	Reinsurance Group of America Inc	50,511	7,913
Forest Products & Paper - 0.17%			RenaissanceRe Holdings Ltd	31,394	3,992
Domtar Corp	49,168	2,525	WR Berkley Corp	75,461	5,507
					$62,475
Gas - 2.26%			Internet - 0.12%
Atmos Energy Corp	86,912	7,205	Cars.com Inc (a)	56,131	1,667
National Fuel Gas Co	67,119	3,742
New Jersey Resources Corp	68,126	2,643	Iron & Steel - 1.74%
ONE Gas Inc	40,992	2,904	Allegheny Technologies Inc (a)	98,709	2,661
Southwest Gas Holdings Inc	37,434	2,754	Carpenter Technology Corp	36,717	1,887
UGI Corp	135,797	6,215	Commercial Metals Co	90,849	2,184
Vectren Corp	65,096	3,947	Reliance Steel & Aluminum Co	57,185	5,009
WGL Holdings Inc	40,274	3,392	Steel Dynamics Inc	185,836	8,437
		$32,802	United States Steel Corp	136,981	5,125
Hand & Machine Tools - 0.73%					$25,303
Kennametal Inc	63,562	3,100	Leisure Products & Services - 0.65%
			Brunswick Corp/DE	68,773	4,318

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services (continued)			Oil & Gas Services - 0.64%
Polaris Industries Inc	45,617	$5,155	Core Laboratories NV	34,594	$3,954
		$9,473	Dril-Quip Inc (a)	29,693	1,534
Lodging - 0.18%			NOW Inc (a)	84,440	995
ILG Inc	82,694	2,597	Oceaneering International Inc	77,070	1,594
			Superior Energy Services Inc (a)	120,057	1,255
Machinery - Construction & Mining - 0.57%					$9,332
Oshkosh Corp	58,952	5,348	Packaging & Containers - 0.93%
Terex Corp	62,658	2,946	Bemis Co Inc	71,216	3,329
		$8,294	Greif Inc - Class A	20,261	1,198
Machinery - Diversified - 2.98%			Owens-Illinois Inc (a)	127,829	2,968
AGCO Corp	51,717	3,756	Silgan Holdings Inc	57,996	1,733
Cognex Corp	135,815	8,471	Sonoco Products Co	77,952	4,234
Graco Inc	132,061	6,180			$13,462
IDEX Corp	59,920	8,597	Pharmaceuticals - 0.86%
Nordson Corp	39,817	5,723	Akorn Inc (a)	73,566	2,370
Wabtec Corp/DE	67,006	5,430	Catalent Inc (a)	104,198	4,849
Zebra Technologies Corp (a)	41,715	5,138	Endo International PLC (a)	157,608	1,089
		$43,295	Mallinckrodt PLC (a)	74,509	1,346
Media - 1.36%			Owens & Minor Inc	48,036	1,012
AMC Networks Inc (a)	39,510	2,038	Prestige Brands Holdings Inc (a)	41,597	1,740
Cable One Inc	3,679	2,598			$12,406
FactSet Research Systems Inc	30,673	6,156	Real Estate - 0.38%
John Wiley & Sons Inc	34,953	2,216	Jones Lang LaSalle Inc	35,579	5,563
Meredith Corp	31,022	2,052
New York Times Co/The	98,729	2,295	REITs - 8.08%
TEGNA Inc	168,709	2,441	Alexander & Baldwin Inc	52,915	1,403
		$19,796	American Campus Communities Inc	106,994	4,115
Metal Fabrication & Hardware - 0.51%			Camden Property Trust	72,674	6,291
Timken Co/The	53,569	2,815	CoreCivic Inc	92,703	2,152
Valmont Industries Inc	17,731	2,901	CoreSite Realty Corp	26,816	2,905
Worthington Industries Inc	35,063	1,639	Corporate Office Properties Trust	78,120	2,133
		$7,355	Cousins Properties Inc	329,388	2,964
Mining - 0.45%			CyrusOne Inc	71,596	4,130
Compass Minerals International Inc	26,529	1,934	DCT Industrial Trust Inc	73,041	4,323
Royal Gold Inc	51,332	4,569	Douglas Emmett Inc	124,975	4,833
		$6,503	Education Realty Trust Inc	59,410	1,962
Miscellaneous Manufacturers - 1.85%			EPR Properties	50,260	2,968
AptarGroup Inc	48,855	4,271	First Industrial Realty Trust Inc	93,990	2,900
Carlisle Cos Inc	48,619	5,553	GEO Group Inc/The	97,273	2,193
Crane Co	39,564	3,954	Healthcare Realty Trust Inc	97,947	2,926
Donaldson Co Inc	101,882	5,161	Highwoods Properties Inc	80,975	3,877
ITT Inc	69,015	3,865	Hospitality Properties Trust	128,894	3,662
Trinity Industries Inc	119,040	4,103	JBG SMITH Properties	73,233	2,472
			Kilroy Realty Corp	77,157	5,503
		$26,907	Lamar Advertising Co	65,887	4,744
Office & Business Equipment - 0.14%			LaSalle Hotel Properties	88,794	2,712
Pitney Bowes Inc	146,445	2,066	Liberty Property Trust	115,615	4,788
			Life Storage Inc	36,496	3,033
Office Furnishings - 0.22%			Mack-Cali Realty Corp	70,463	1,414
Herman Miller Inc	46,881	1,899	Medical Properties Trust Inc	285,599	3,736
HNI Corp	34,058	1,324	National Retail Properties Inc	119,250	4,732
		$3,223	Omega Healthcare Investors Inc	155,342	4,200
Oil & Gas - 3.53%			Potlatch Corp	31,848	1,685
Callon Petroleum Co (a)	158,293	1,797	Quality Care Properties Inc (a)	73,572	993
CNX Resources Corp (a)	162,417	2,275
Diamond Offshore Drilling Inc (a)	50,581	894	Rayonier Inc	101,117	3,282
Energen Corp (a)	76,227	3,981	Sabra Health Care REIT Inc	139,781	2,530
			Senior Housing Properties Trust	186,367	3,230
Ensco PLC	341,957	2,018	Tanger Factory Outlet Centers Inc	74,135	1,867
Gulfport Energy Corp (a)	129,227	1,314
			Taubman Centers Inc	47,615	2,935
HollyFrontier Corp	139,034	6,668	Uniti Group Inc	129,342	2,047
Matador Resources Co (a)	75,695	2,453
			Urban Edge Properties	83,013	1,941
Murphy Oil Corp	127,223	4,084	Washington Prime Group Inc	145,687	959
Murphy USA Inc (a)	25,379	2,165
			Weingarten Realty Investors	93,663	2,768
Nabors Industries Ltd	249,080	1,953			$117,308
Patterson-UTI Energy Inc	174,457	4,121	Retail - 4.95%
PBF Energy Inc	86,298	2,790	American Eagle Outfitters Inc	131,911	2,374
QEP Resources Inc (a)	188,957	1,769
			AutoNation Inc (a)	46,514	2,801
Rowan Cos PLC (a)	89,106	1,312
SM Energy Co	80,538	1,881	Bed Bath & Beyond Inc	112,341	2,593
Southwestern Energy Co (a)	401,881	1,704
			Big Lots Inc	33,293	2,024
Transocean Ltd (a)	328,029	3,539	Brinker International Inc	36,305	1,319
			Buffalo Wild Wings Inc (a)	12,166	1,910
WPX Energy Inc (a)	312,026	4,596
			Casey's General Stores Inc	29,990	3,632
		$51,314	Cheesecake Factory Inc/The	33,394	1,643

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Transportation (continued)
Copart Inc (a)	157,718	$6,951	Werner Enterprises Inc	35,172	$1,431
Cracker Barrel Old Country Store Inc	18,820	3,321			$28,570
Dick's Sporting Goods Inc	64,855	2,040	Trucking & Leasing - 0.15%
Dillard's Inc	16,475	1,113	GATX Corp	30,038	2,137
Domino's Pizza Inc	34,299	7,438
Dunkin' Brands Group Inc	70,837	4,580	Water - 0.35%
GameStop Corp	79,452	1,336	Aqua America Inc	139,359	5,046
Jack in the Box Inc	23,076	2,100
Michaels Cos Inc/The (a)	86,583	2,326	TOTAL COMMON STOCKS		$1,433,658
MSC Industrial Direct Co Inc	34,933	3,279	INVESTMENT COMPANIES - 1.43%	Shares Held	Value (000's)
Nu Skin Enterprises Inc	38,815	2,788	Exchange Traded Funds - 0.83%
Office Depot Inc	404,777	1,315	iShares Core S&P Mid-Cap ETF	61,400	11,975
Papa John's International Inc	20,061	1,302
Sally Beauty Holdings Inc (a)	100,728	1,673
			Money Market Funds - 0.60%
Texas Roadhouse Inc	51,304	3,013	Principal Government Money Market Fund (b)	8,739,571	8,740
Urban Outfitters Inc (a)	62,823	2,143
Wendy's Co/The	142,461	2,305	TOTAL INVESTMENT COMPANIES		$20,715
Williams-Sonoma Inc	60,954	3,123	Total Investments		$1,454,373
World Fuel Services Corp	53,032	1,479	Other Assets and Liabilities - (0.17)%		$(2,404)
		$71,921	TOTAL NET ASSETS - 100.00%		$1,451,969
Savings & Loans - 0.84%
New York Community Bancorp Inc	383,552	5,431
Sterling Bancorp/DE	176,232	4,362	(a) Non-income producing security
Washington Federal Inc	68,384	2,455	(b)		Affiliated Security. Security is either an affiliate (and registered under the
		$12,248	Investment Company Act of 1940) or an affiliate as defined by the
Semiconductors - 2.93%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Cirrus Logic Inc (a)	49,930	2,475	outstanding voting shares of the security). Please see affiliated sub-
Cypress Semiconductor Corp	261,685	4,524	schedule for transactional information.
Integrated Device Technology Inc (a)	104,179	3,115
IPG Photonics Corp (a)	29,436	7,416
Microsemi Corp (a)	92,225	5,699
MKS Instruments Inc	42,583	4,356	Portfolio Summary (unaudited)
Monolithic Power Systems Inc	29,955	3,568	Sector		Percent
Silicon Laboratories Inc (a)	33,384	3,212	Financial		24.29%
Synaptics Inc (a)	26,689	1,157	Industrial		18.66%
Teradyne Inc	153,842	7,052	Consumer, Non-cyclical		14.54%
		$42,574	Consumer, Cyclical		11.93%
Software - 6.21%			Technology		11.86%
ACI Worldwide Inc (a)	92,997	2,180	Basic Materials		5.24%
Acxiom Corp (a)	62,127	1,682	Utilities		4.90%
Allscripts Healthcare Solutions Inc (a)	141,702	2,113	Energy		4.47%
Blackbaud Inc	37,715	3,614	Communications		2.85%
Broadridge Financial Solutions Inc	91,408	8,813	Investment Companies		1.43%
CDK Global Inc	103,010	7,343	Other Assets and Liabilities		(0.17)%
CommVault Systems Inc (a)	33,685	1,797	TOTAL NET ASSETS		100.00%
Dun & Bradstreet Corp/The	28,985	3,586
Fair Isaac Corp	23,521	4,061
j2 Global Inc	37,965	3,037
Jack Henry & Associates Inc	60,573	7,551
Manhattan Associates Inc (a)	54,057	2,855
Medidata Solutions Inc (a)	45,848	3,123
MSCI Inc	70,631	9,834
PTC Inc (a)	90,667	6,590
Take-Two Interactive Software Inc (a)	89,449	11,330
Tyler Technologies Inc (a)	27,402	5,522
Ultimate Software Group Inc/The (a)	22,260	5,184
		$90,215
Telecommunications - 1.37%
ARRIS International PLC (a)	138,435	3,502
Ciena Corp (a)	111,906	2,381
InterDigital Inc/PA	27,222	2,125
LogMeIn Inc	41,317	5,198
Plantronics Inc	25,933	1,530
Telephone & Data Systems Inc	71,947	1,973
ViaSat Inc (a)	42,475	3,212
		$19,921
Transportation - 1.97%
Genesee & Wyoming Inc (a)	48,367	3,862
Kirby Corp (a)	42,135	3,156
Knight-Swift Transportation Holdings Inc	100,474	5,003
Landstar System Inc	32,881	3,651
Old Dominion Freight Line Inc	53,622	7,853
Ryder System Inc	41,524	3,614

See accompanying notes.

		Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017			Purchases			Sales		January 31, 2018
		Value			Cost		Proceeds		Value
Principal Government Money Market Fund		$—			$46,701		$37,961		$8,740
		$—			$46,701		$37,961		$8,740

		Realized Gain/Loss				Realized Gain from			Change in Unrealized
	Income	on Investments				Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$17			$—				$—	$—
	$17			$—				$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount			Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2018	Long		39			$7,621			$(64)
Total									$(64)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Value Fund I

January 31, 2018 (unaudited)

COMMON STOCKS - 96.81%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.70%			Beverages - 0.05%
Interpublic Group of Cos Inc/The	335,534	$7,345	Brown-Forman Corp - A Shares	146	$10
			Brown-Forman Corp - B Shares	745	52
Aerospace & Defense - 0.19%			Molson Coors Brewing Co	5,202	437
Arconic Inc	12,176	366			$499
Harris Corp	1,780	284	Biotechnology - 0.39%
L3 Technologies Inc	2,668	567	Alnylam Pharmaceuticals Inc (a)	658	86
Orbital ATK Inc	1,829	241	Bio-Rad Laboratories Inc (a)	5,448	1,408
Spirit AeroSystems Holdings Inc	3,441	352	Intrexon Corp (a)	387	5
Teledyne Technologies Inc (a)	1,162	222	Juno Therapeutics Inc (a)	1,763	151
		$2,032	United Therapeutics Corp (a)	18,414	2,376
Agriculture - 1.90%					$4,026
Archer-Daniels-Midland Co	455,427	19,561	Building Materials - 0.91%
Bunge Ltd	3,561	282	Fortune Brands Home & Security Inc	212	15
		$19,843	Lennox International Inc	56	12
Airlines - 0.36%			Martin Marietta Materials Inc	117	27
Alaska Air Group Inc	426	28	Masco Corp	3,621	162
American Airlines Group Inc	15,416	838	Owens Corning	98,120	9,122
Copa Holdings SA	1,715	237	USG Corp (a)	2,362	91
JetBlue Airways Corp (a)	8,822	184	Vulcan Materials Co	183	25
Spirit Airlines Inc (a)	37,240	1,568			$9,454
United Continental Holdings Inc (a)	13,451	912	Chemicals - 2.78%
		$3,767	Albemarle Corp	4,123	460
Apparel - 1.31%			Ashland Global Holdings Inc	1,599	116
Michael Kors Holdings Ltd (a)	18,736	1,236	Cabot Corp	9,218	624
Ralph Lauren Corp	2,650	303	Celanese Corp	81,898	8,859
Skechers U.S.A. Inc (a)	21,561	888	CF Industries Holdings Inc	7,189	305
VF Corp	139,186	11,294	Eastman Chemical Co	100,720	9,989
		$13,721	FMC Corp	11,185	1,022
Automobile Manufacturers - 1.19%			GCP Applied Technologies Inc (a)	1,349	45
PACCAR Inc	167,034	12,454	Huntsman Corp	4,389	152
			Ingevity Corp (a)	2,605	189
Automobile Parts & Equipment - 1.18%			International Flavors & Fragrances Inc	33,010	4,961
Adient PLC	1,890	122	Mosaic Co/The	7,058	193
BorgWarner Inc	207,126	11,653	Olin Corp	3,313	123
Goodyear Tire & Rubber Co/The	4,954	173	Platform Specialty Products Corp (a)	3,115	36
Lear Corp	2,029	392	RPM International Inc	1,267	66
		$12,340	Valvoline Inc	5,276	130
Banks - 5.58%			Versum Materials Inc	2,548	94
Associated Banc-Corp	4,293	106	Westlake Chemical Corp	14,418	1,623
Bank of Hawaii Corp	16,950	1,418			$28,987
Bank of the Ozarks	1,304	65	Coal - 0.02%
BankUnited Inc	35,874	1,473	CONSOL Energy Inc (a)	6,645	215
BOK Financial Corp	744	72
CIT Group Inc	2,636	134	Commercial Services - 1.53%
Citizens Financial Group Inc	321,382	14,751	Aramark	2,807	129
Comerica Inc	23,566	2,244	Booz Allen Hamilton Holding Corp	8,896	349
Commerce Bancshares Inc/MO	24,599	1,439	CoreLogic Inc/United States (a)	953	45
Cullen/Frost Bankers Inc	1,562	166	Graham Holdings Co	129	77
East West Bancorp Inc	2,713	179	H&R Block Inc	19,456	516
Fifth Third Bancorp	20,559	680	IHS Markit Ltd (a)	16,223	774
First Hawaiian Inc	14,354	415	Macquarie Infrastructure Corp	2,092	139
First Horizon National Corp	8,013	159	ManpowerGroup Inc	4,191	551
First Republic Bank/CA	634	57	Morningstar Inc	132	13
FNB Corp/PA	8,572	123	Nielsen Holdings PLC	9,715	363
Huntington Bancshares Inc/OH	32,138	520	Quanta Services Inc (a)	324,264	12,481
KeyCorp	31,284	669	Sabre Corp	1,217	25
M&T Bank Corp	2,846	543	United Rentals Inc (a)	2,680	485
Northern Trust Corp	5,849	616	WEX Inc (a)	220	34
PacWest Bancorp	4,516	237			$15,981
Pinnacle Financial Partners Inc	1,329	84	Computers - 3.58%
Popular Inc	88,737	3,606	Amdocs Ltd	3,618	248
Prosperity Bancshares Inc	1,788	136	Conduent Inc (a)	4,976	82
Regions Financial Corp	47,941	922	DST Systems Inc	1,431	119
Signature Bank/New York NY (a)	2,264	348	DXC Technology Co	111,100	11,060
SunTrust Banks Inc	260,475	18,416	Hewlett Packard Enterprise Co	660,090	10,825
SVB Financial Group (a)	272	67	Leidos Holdings Inc	12,922	860
Synovus Financial Corp	89,335	4,502	MAXIMUS Inc	118,173	8,057
TCF Financial Corp	88,193	1,892	NetApp Inc	33,376	2,053
Webster Financial Corp	2,406	136	Teradata Corp (a)	3,220	130
Western Alliance Bancorp (a)	31,760	1,863	Western Digital Corp	44,283	3,941
Zions Bancorporation	3,971	215			$37,375
		$58,253	Consumer Products - 0.74%
			Avery Dennison Corp	55,635	6,825

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products (continued)			Electronics (continued)
Clorox Co/The	6,081	$862	Avnet Inc	3,101	$132
		$7,687	Flex Ltd (a)	627,600	11,303
Cosmetics & Personal Care - 0.03%			FLIR Systems Inc	1,297	66
Coty Inc	9,336	183	Fortive Corp	16,473	1,252
Edgewell Personal Care Co (a)	1,522	86	Garmin Ltd	2,408	152
		$269	Gentex Corp	2,017	48
Distribution & Wholesale - 0.17%			Jabil Inc	23,654	601
LKQ Corp (a)	7,894	332	Keysight Technologies Inc (a)	220,899	10,320
WESCO International Inc (a)	17,130	1,167	National Instruments Corp	583	29
WW Grainger Inc	869	235	PerkinElmer Inc	3,043	244
		$1,734	Sensata Technologies Holding NV (a)	1,676	94
			Trimble Inc (a)	23,481	1,036
Diversified Financial Services - 3.28%
Affiliated Managers Group Inc	3,304	659			$29,171
Air Lease Corp	8,009	389	Energy - Alternate Sources - 0.01%
Ally Financial Inc	13,900	414	First Solar Inc (a)	2,100	141
Ameriprise Financial Inc	743	125
BGC Partners Inc	5,375	77	Engineering & Construction - 0.20%
Credit Acceptance Corp (a)	64	21	AECOM (a)	4,601	180
Discover Financial Services	28,244	2,254	Fluor Corp	7,577	460
E*TRADE Financial Corp (a)	217,930	11,485	Jacobs Engineering Group Inc	21,537	1,496
Federated Investors Inc	2,151	75			$2,136
FNF Group	273,270	10,652	Entertainment - 1.08%
Granite Point Mortgage Trust Inc	12,760	220	Cinemark Holdings Inc	292,099	10,749
Interactive Brokers Group Inc - A Shares	1,952	125	Dolby Laboratories Inc	1,410	91
Invesco Ltd	8,491	306	International Game Technology PLC	3,054	89
Lazard Ltd	1,638	96	Lions Gate Entertainment Corp - A shares	784	26
Legg Mason Inc	1,891	81	Lions Gate Entertainment Corp - B shares	1,271	41
Nasdaq Inc	3,380	273	Madison Square Garden Co/The (a)	1,470	317
Navient Corp	7,695	110			$11,313
OneMain Holdings Inc (a)	2,017	66	Environmental Control - 0.82%
Raymond James Financial Inc	3,143	303	Clean Harbors Inc (a)	454	25
Santander Consumer USA Holdings Inc	4,476	77	Republic Services Inc	121,318	8,347
SLM Corp (a)	36,790	421	Stericycle Inc (a)	2,639	199
Synchrony Financial	111,503	4,425			$8,571
T Rowe Price Group Inc	13,861	1,548	Food - 3.76%
TD Ameritrade Holding Corp	544	30	Campbell Soup Co	1,223	57
		$34,232	Conagra Brands Inc	20,915	795
Electric - 3.93%			Flowers Foods Inc	4,795	94
AES Corp/VA	13,278	154	Hain Celestial Group Inc/The (a)	2,646	101
Alliant Energy Corp	166,601	6,623	Hershey Co/The	789	87
Ameren Corp	20,245	1,146	Hormel Foods Corp	140,771	4,833
Avangrid Inc	1,459	71	Ingredion Inc	78,084	11,216
Calpine Corp (a)	9,258	140	JM Smucker Co/The	3,588	455
CenterPoint Energy Inc	34,174	963	Kellogg Co	369	25
CMS Energy Corp	5,619	251	Kroger Co/The	240,000	7,286
Consolidated Edison Inc	11,521	926	Lamb Weston Holdings Inc	4,800	282
DTE Energy Co	84,070	8,881	Pilgrim's Pride Corp (a)	6,644	184
Edison International	20,002	1,251	Pinnacle Foods Inc	6,283	389
Entergy Corp	5,689	448	Post Holdings Inc (a)	1,692	128
Eversource Energy	9,069	572	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	86,307	—
FirstEnergy Corp	57,111	1,879	Safeway, Inc. - CVR - Property Development	86,307	—
Great Plains Energy Inc	8,250	257	Centers (a),(b),(c)
Hawaiian Electric Industries Inc	22,002	750	Seaboard Corp	8	35
MDU Resources Group Inc	26,868	711	Sysco Corp	193,314	12,154
NRG Energy Inc	84,946	2,210	TreeHouse Foods Inc (a)	1,034	49
OGE Energy Corp	7,023	226	Tyson Foods Inc	11,253	856
Pinnacle West Capital Corp	8,473	677	US Foods Holding Corp (a)	6,667	214
PPL Corp	64,926	2,069			$39,240
Public Service Enterprise Group Inc	14,550	755	Forest Products & Paper - 0.04%
SCANA Corp	7,294	297	Domtar Corp	7,383	380
Vistra Energy Corp (a)	13,695	267	International Paper Co	753	47
WEC Energy Group Inc	9,925	638			$427
Westar Energy Inc	2,848	147	Gas - 0.50%
Xcel Energy Inc	192,361	8,779	Atmos Energy Corp	2,057	170
		$41,088	National Fuel Gas Co	43,823	2,443
Electrical Components & Equipment - 0.81%			NiSource Inc	10,456	258
Acuity Brands Inc	540	83	Sempra Energy	5,052	541
AMETEK Inc	5,706	435	UGI Corp	3,473	159
Hubbell Inc	58,680	7,978	Vectren Corp	26,788	1,624
		$8,496			$5,195
Electronics - 2.79%			Hand & Machine Tools - 0.40%
Agilent Technologies Inc	38,702	2,842	Kennametal Inc	21,449	1,046
Arrow Electronics Inc (a)	12,933	1,052

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Hand & Machine Tools (continued)			Insurance (continued)
Lincoln Electric Holdings Inc	300	$29	Genworth Financial Inc (a)	79,590	$244
Regal Beloit Corp	1,307	102	Hanover Insurance Group Inc/The	40,469	4,579
Snap-on Inc	1,487	255	Hartford Financial Services Group Inc/The	7,131	419
Stanley Black & Decker Inc	16,413	2,728	Lincoln National Corp	9,477	785
		$4,160	Loews Corp	5,583	288
Healthcare - Products - 2.39%			Markel Corp (a)	9,543	10,952
Bruker Corp	1,669	59	Marsh & McLennan Cos Inc	66,470	5,552
Cooper Cos Inc/The	15,389	3,765	Mercury General Corp	13,659	669
DENTSPLY SIRONA Inc	4,520	275	Old Republic International Corp	6,945	149
Hill-Rom Holdings Inc	109	9	ProAssurance Corp	21,828	1,194
Hologic Inc (a)	278,595	11,896	Reinsurance Group of America Inc	2,143	336
OPKO Health Inc (a)	7,515	34	Torchmark Corp	12,589	1,144
Patterson Cos Inc	8,213	295	Unum Group	7,745	412
QIAGEN NV (a)	12,203	409	Validus Holdings Ltd	2,571	174
STERIS PLC	52,393	4,763	Voya Financial Inc	3,405	177
Teleflex Inc	9,747	2,707	Willis Towers Watson PLC	2,539	407
Zimmer Biomet Holdings Inc	5,505	700	WR Berkley Corp	177,153	12,929
		$24,912	XL Group Ltd	12,979	478
Healthcare - Services - 2.79%					$109,258
Acadia Healthcare Co Inc (a)	2,008	68	Internet - 0.18%
Brookdale Senior Living Inc (a)	60,456	575	FireEye Inc (a)	4,695	71
Centene Corp (a)	12,456	1,336	Liberty Expedia Holdings Inc (a)	1,327	62
DaVita Inc (a)	37,545	2,930	Liberty Ventures (a)	2,207	130
Envision Healthcare Corp (a)	3,083	111	Twitter Inc (a)	62,418	1,611
HCA Healthcare Inc	97,100	9,823	Zillow Group Inc - A Shares (a)	493	22
IQVIA Holdings Inc (a)	1,105	113			$1,896
Laboratory Corp of America Holdings (a)	2,966	517	Iron & Steel - 1.71%
LifePoint Health Inc (a)	794	39	Nucor Corp	17,488	1,171
MEDNAX Inc (a)	2,332	123	Reliance Steel & Aluminum Co	185,113	16,214
Quest Diagnostics Inc	123,636	13,083	Steel Dynamics Inc	4,825	219
Universal Health Services Inc	2,631	320	United States Steel Corp	5,948	223
WellCare Health Plans Inc (a)	394	83			$17,827
		$29,121	Leisure Products & Services - 0.31%
Holding Companies - Diversified - 0.17%			Brunswick Corp/DE	763	48
Leucadia National Corp	66,751	1,807	Harley-Davidson Inc	917	45
			Norwegian Cruise Line Holdings Ltd (a)	41,845	2,541
Home Builders - 0.17%			Royal Caribbean Cruises Ltd	4,816	643
CalAtlantic Group Inc	2,243	126			$3,277
DR Horton Inc	5,051	248	Lodging - 0.27%
Lennar Corp - A Shares	5,871	368	Choice Hotels International Inc	12,995	1,067
Lennar Corp - B Shares	555	28	Extended Stay America Inc	2,499	51
PulteGroup Inc	27,175	865	Hilton Worldwide Holdings Inc	6,254	536
Toll Brothers Inc	3,120	145	Hyatt Hotels Corp	10,682	868
		$1,780	MGM Resorts International	9,309	339
Home Furnishings - 0.03%					$2,861
Leggett & Platt Inc	520	24	Machinery - Construction & Mining - 0.09%
Tempur Sealy International Inc (a)	802	48	Oshkosh Corp	9,807	889
Whirlpool Corp	1,301	236	Terex Corp	2,165	102
		$308			$991
Housewares - 0.03%			Machinery - Diversified - 2.16%
Newell Brands Inc	9,793	259	AGCO Corp	141,452	10,272
Scotts Miracle-Gro Co/The	91	8	Cummins Inc	17,067	3,209
Tupperware Brands Corp	650	38	IDEX Corp	103	15
		$305	Roper Technologies Inc	5,268	1,478
Insurance - 10.46%			Wabtec Corp/DE	1,159	94
Aflac Inc	175,642	15,492	Xylem Inc/NY	104,081	7,521
Alleghany Corp (a)	23,634	14,835			$22,589
Allstate Corp/The	75,000	7,408	Media - 1.27%
American Financial Group Inc/OH	82,979	9,404	CBS Corp	179,300	10,329
American National Insurance Co	6,162	779	Discovery Communications Inc - A Shares (a)	3,991	100
Arch Capital Group Ltd (a)	11,132	1,012	Discovery Communications Inc - C Shares (a)	5,288	126
Arthur J Gallagher & Co	183,921	12,566	John Wiley & Sons Inc	1,313	83
Aspen Insurance Holdings Ltd	40,259	1,504	Liberty Broadband Corp - A Shares (a)	3,239	307
Assurant Inc	1,236	113	Liberty Broadband Corp - C Shares (a)	2,088	200
Assured Guaranty Ltd	33,148	1,180	Liberty Media Corp-Liberty Formula One - C	3,753	141
Athene Holding Ltd (a)	24,823	1,245	Shares (a)
Axis Capital Holdings Ltd	30,022	1,517	Liberty Media Corp-Liberty SiriusXM - A	2,377	107
Brown & Brown Inc	3,990	209	Shares (a)
Cincinnati Financial Corp	3,085	237	Liberty Media Corp-Liberty SiriusXM - C	3,590	161
CNA Financial Corp	912	49	Shares (a)
Erie Indemnity Co	227	27	News Corp - A Shares	7,657	131
Everest Re Group Ltd	2,466	567	News Corp - B Shares	3,782	66
First American Financial Corp	3,834	226

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas (continued)
Scripps Networks Interactive Inc	1,557	$137	Transocean Ltd (a)	49,741	$537
Sirius XM Holdings Inc	1,514	9	Whiting Petroleum Corp (a)	2,494	70
TEGNA Inc	6,014	87	WPX Energy Inc (a)	28,618	421
Tribune Media Co	2,291	98			$61,000
Viacom Inc - A Shares	399	16	Oil & Gas Services - 0.10%
Viacom Inc - B Shares	35,825	1,197	Baker Hughes a GE Co	20,917	672
		$13,295	National Oilwell Varco Inc	7,630	280
Metal Fabrication & Hardware - 0.05%			Oceaneering International Inc	2,706	56
Timken Co/The	7,069	371	RPC Inc	441	9
Valmont Industries Inc	691	114			$1,017
		$485	Packaging & Containers - 2.13%
Mining - 0.73%			Ardagh Group SA	244	5
Alcoa Corp (a)	23,103	1,201	Ball Corp	3,110	119
Freeport-McMoRan Inc (a)	162,823	3,176	Bemis Co Inc	27,854	1,302
Newmont Mining Corp	60,227	2,440	Crown Holdings Inc (a)	185,097	10,745
Royal Gold Inc	1,050	93	Graphic Packaging Holding Co	2,396	39
Southern Copper Corp	7,123	346	Owens-Illinois Inc (a)	928	22
Tahoe Resources Inc	89,394	392	Packaging Corp of America	65,000	8,166
		$7,648	Sealed Air Corp	1,763	83
Miscellaneous Manufacturers - 4.79%			Sonoco Products Co	22,588	1,226
AptarGroup Inc	87,151	7,619	WestRock Co	7,302	487
Carlisle Cos Inc	4,217	482			$22,194
Colfax Corp (a)	177,715	7,111	Pharmaceuticals - 1.45%
Crane Co	9,636	962	Agios Pharmaceuticals Inc (a)	82	7
Donaldson Co Inc	658	33	Akorn Inc (a)	117	4
Dover Corp	2,775	295	Cardinal Health Inc	15,857	1,138
Hexcel Corp	914	62	Endo International PLC (a)	5,694	39
Ingersoll-Rand PLC	145,202	13,741	Mallinckrodt PLC (a)	2,441	44
ITT Inc	2,475	139	Mylan NV (a)	64,988	2,784
Parker-Hannifin Corp	24,230	4,881	Perrigo Co PLC	115,088	10,430
Pentair PLC	4,221	302	Premier Inc (a)	22,033	715
Textron Inc	222,615	13,061			$15,161
Trinity Industries Inc	39,166	1,350	Pipelines - 0.18%
		$50,038	Cheniere Energy Inc (a)	9,161	518
Office & Business Equipment - 0.03%			Targa Resources Corp	16,873	810
Pitney Bowes Inc	5,004	71	Williams Cos Inc/The	16,370	514
Xerox Corp	6,313	215			$1,842
		$286	Real Estate - 0.26%
Oil & Gas - 5.84%			CBRE Group Inc (a)	28,370	1,296
Andeavor	6,108	661	Howard Hughes Corp/The (a)	1,741	219
Antero Resources Corp (a)	3,355	65	Jones Lang LaSalle Inc	6,867	1,074
Apache Corp	19,735	886	Realogy Holdings Corp	4,464	123
Cabot Oil & Gas Corp	67,701	1,784			$2,712
Centennial Resource Development Inc/DE (a)	3,517	72	REITs - 5.09%
Chesapeake Energy Corp (a)	23,019	81	AGNC Investment Corp	14,084	265
Cimarex Energy Co	59,402	6,664	Alexandria Real Estate Equities Inc	1,900	246
CNX Resources Corp (a)	6,197	87	American Campus Communities Inc	3,566	137
Concho Resources Inc (a)	5,817	916	American Homes 4 Rent	6,615	138
Continental Resources Inc/OK (a)	1,392	77	Annaly Capital Management Inc	36,573	385
Devon Energy Corp	314,770	13,022	Apartment Investment & Management Co	3,135	131
Diamondback Energy Inc (a)	13,147	1,650	Apple Hospitality REIT Inc	6,184	121
Energen Corp (a)	126,305	6,597	AvalonBay Communities Inc	17,584	2,996
EQT Corp	7,033	382	Boston Properties Inc	4,677	579
Gulfport Energy Corp (a)	91,189	927	Brandywine Realty Trust	17,427	313
Helmerich & Payne Inc	3,664	264	Brixmor Property Group Inc	8,707	141
Hess Corp	5,679	287	Camden Property Trust	20,693	1,791
HollyFrontier Corp	43,021	2,063	Chimera Investment Corp	5,600	95
Kosmos Energy Ltd (a)	6,600	46	Colony NorthStar Inc	14,235	128
Marathon Oil Corp	19,055	347	Columbia Property Trust Inc	70,073	1,534
Marathon Petroleum Corp	50,929	3,528	CoreCivic Inc	14,664	340
Murphy Oil Corp	4,452	143	Corporate Office Properties Trust	3,010	82
Murphy USA Inc (a)	951	81	CubeSmart	1,968	54
Nabors Industries Ltd	31,851	250	DCT Industrial Trust Inc	6,189	366
Noble Energy Inc	14,756	450	DDR Corp	94,545	768
Parsley Energy Inc (a)	328,104	7,743	Digital Realty Trust Inc	3,634	407
Patterson-UTI Energy Inc	64,459	1,522	Douglas Emmett Inc	1,959	76
PBF Energy Inc	3,093	100	Duke Realty Corp	11,567	306
PDC Energy Inc (a)	155,071	8,040	Empire State Realty Trust Inc	4,013	78
QEP Resources Inc (a)	61,611	577	EPR Properties	22,577	1,333
Range Resources Corp	6,195	88	Equity Commonwealth (a)	3,338	100
RSP Permian Inc (a)	1,829	73	Essex Property Trust Inc	4,161	970
SM Energy Co	2,987	70	Extra Space Storage Inc	1,199	100
Southwestern Energy Co (a)	101,294	429

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)				Retail (continued)
Federal Realty Investment Trust	881	$106		MSC Industrial Direct Co Inc	7,087	$665
Forest City Realty Trust Inc	6,973	164		Nu Skin Enterprises Inc	1,036	74
Gaming and Leisure Properties Inc	6,066	221		Penske Automotive Group Inc	1,050	55
GGP Inc	12,358	285		PVH Corp	2,061	320
HCP Inc	10,167	245		Sally Beauty Holdings Inc (a)	2,305	38
Healthcare Trust of America Inc	5,315	147		Signet Jewelers Ltd	1,642	87
Highwoods Properties Inc	29,153	1,396		Tapestry Inc	21,049	990
Hospitality Properties Trust	68,355	1,942		Tiffany & Co	101,457	10,820
Host Hotels & Resorts Inc	23,461	487		Urban Outfitters Inc (a)	2,427	83
Hudson Pacific Properties Inc	3,894	125		Williams-Sonoma Inc	1,909	98
Invitation Homes Inc	5,842	131		World Fuel Services Corp	51,213	1,428
Iron Mountain Inc	701	25		Yum China Holdings Inc	19,751	916
JBG SMITH Properties	2,320	78				$50,160
Kilroy Realty Corp	1,936	138		Savings & Loans - 0.04%
Kimco Realty Corp	8,297	132		New York Community Bancorp Inc	9,555	135
Lamar Advertising Co	135,177	9,733		People's United Financial Inc	10,972	216
Liberty Property Trust	30,587	1,267		TFS Financial Corp	1,366	20
Life Storage Inc	1,338	111				$371
Macerich Co/The	2,747	177		Semiconductors - 0.84%
Medical Properties Trust Inc	10,335	135		Cypress Semiconductor Corp	7,760	134
MFA Financial Inc	11,272	81		KLA-Tencor Corp	40,226	4,417
Mid-America Apartment Communities Inc	2,278	217		Marvell Technology Group Ltd	83,437	1,947
National Retail Properties Inc	238,411	9,460		Microsemi Corp (a)	949	59
New Residential Investment Corp	8,696	150		ON Semiconductor Corp (a)	3,517	87
Omega Healthcare Investors Inc	5,200	141		Qorvo Inc (a)	1,219	87
Outfront Media Inc	3,675	82		Teradyne Inc	44,785	2,052
Paramount Group Inc	43,104	647		Xilinx Inc	321	24
Park Hotels & Resorts Inc	45,133	1,305				$8,807
Piedmont Office Realty Trust Inc	4,493	88		Shipbuilding - 0.01%
Prologis Inc	27,004	1,758		Huntington Ingalls Industries Inc	474	113
Quality Care Properties Inc (a)	48,850	659
Rayonier Inc	3,656	119		Software - 3.39%
Realty Income Corp	5,666	301		Akamai Technologies Inc (a)	4,927	330
Regency Centers Corp	4,328	272		ANSYS Inc (a)	2,950	477
Retail Properties of America Inc	90,004	1,085		Autodesk Inc (a)	6,789	785
Sabra Health Care REIT Inc	13,195	239		Black Knight Inc (a)	111,390	5,514
Senior Housing Properties Trust	22,866	397		CA Inc	6,334	227
SL Green Realty Corp	2,690	270		Dun & Bradstreet Corp/The	5,171	640
Starwood Property Trust Inc	7,147	146		Fidelity National Information Services Inc	114,122	11,681
STORE Capital Corp	4,937	121		Guidewire Software Inc (a)	1,201	95
Sun Communities Inc	6,482	576		Nuance Communications Inc (a)	421,894	7,514
Tanger Factory Outlet Centers Inc	2,514	63		SS&C Technologies Holdings Inc	278	14
Taubman Centers Inc	835	51		Synopsys Inc (a)	87,273	8,083
Two Harbors Investment Corp	5,345	79		Zynga Inc (a)	21,070	75
UDR Inc	10,469	383				$35,435
Ventas Inc	10,398	582		Telecommunications - 1.97%
VEREIT Inc	19,630	141		ARRIS International PLC (a)	260,990	6,603
Vornado Realty Trust	6,318	453		CenturyLink Inc	24,798	442
Weingarten Realty Investors	3,546	105		CommScope Holding Co Inc (a)	2,637	102
Welltower Inc	10,275	616		EchoStar Corp (a)	1,214	74
Weyerhaeuser Co	28,547	1,071		Juniper Networks Inc	47,220	1,235
WP Carey Inc	6,752	438		LogMeIn Inc	2,107	265
		$53,121		Motorola Solutions Inc	115,977	11,535
Retail - 4.80%				Switch Inc	499	8
Advance Auto Parts Inc	4,957	580		Telephone & Data Systems Inc	10,461	287
AutoNation Inc (a)	162,650	9,794		United States Cellular Corp (a)	341	12
AutoZone Inc (a)	247	189
						$20,563
Bed Bath & Beyond Inc	42,983	992		Textiles - 0.44%
Best Buy Co Inc	17,891	1,308		Mohawk Industries Inc (a)	16,459	4,626
Burlington Stores Inc (a)	11,384	1,385
Casey's General Stores Inc	990	120		Toys, Games & Hobbies - 0.98%
Darden Restaurants Inc	96,900	9,288		Hasbro Inc	107,951	10,209
Dick's Sporting Goods Inc	7,737	244
Dollar General Corp	11,467	1,183		Transportation - 1.27%
Dollar Tree Inc (a)	785	90
				Expeditors International of Washington Inc	2,023	131
Foot Locker Inc	24,932	1,225		Genesee & Wyoming Inc (a)	1,630	130
GameStop Corp	2,694	45		Kansas City Southern	5,609	634
Gap Inc/The	16,707	555		Kirby Corp (a)	1,411	106
Genuine Parts Co	2,832	295		Landstar System Inc	69,800	7,751
Kohl's Corp	26,467	1,714		Old Dominion Freight Line Inc	29,473	4,317
L Brands Inc	28,373	1,422		Ryder System Inc	1,423	124
Liberty Interactive Corp QVC Group (a)	55,317	1,554
Macy's Inc	69,421	1,802
Michaels Cos Inc/The (a)	29,811	801

See accompanying notes.

		Schedule of Investments
		MidCap Value Fund I
		January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Transportation (continued)
XPO Logistics Inc (a)	627	$59
		$13,252
Water - 0.16%
American Water Works Co Inc	3,579	298
Aqua America Inc	37,862	1,371
		$1,669
TOTAL COMMON STOCKS		$1,011,088
INVESTMENT COMPANIES - 2.90%	Shares Held	Value (000's)
Money Market Funds - 2.90%
Principal Government Money Market Fund (d)	30,324,689	30,325

TOTAL INVESTMENT COMPANIES		$30,325
Total Investments		$1,041,413
Other Assets and Liabilities - 0.29%		$3,000
TOTAL NET ASSETS - 100.00%		$1,044,413

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			24.71%
Industrial			16.62%
Consumer, Non-cyclical			15.03%
Consumer, Cyclical			12.32%
Technology			7.84%
Energy			6.15%
Basic Materials			5.26%
Utilities			4.59%
Communications			4.12%
Investment Companies			2.90%
Diversified			0.17%
Other Assets and Liabilities			0.29%
TOTAL NET ASSETS			100.00%

Affiliated Securities	October 31, 2017				Purchases		Sales		January 31, 2018
	Value					Cost	Proceeds		Value
Principal Government Money Market Fund			$—			$95,506	$65,181		$30,325
			$—			$95,506	$65,181		$30,325

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	42	$			—			$—	$—
	$42	$			—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2018	Long			169		$33,026			$21
Total									$21

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS - 96.87%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Beverages - 0.87%
Interpublic Group of Cos Inc/The	1,851	$41	Brown-Forman Corp - A Shares	223	$15
			Brown-Forman Corp - B Shares	1,143	79
Aerospace & Defense - 1.82%			Coca-Cola European Partners PLC	274,800	11,036
Arconic Inc	13,157	396	Molson Coors Brewing Co	7,981	671
Harris Corp	2,730	435			$11,801
L3 Technologies Inc	2,388	507	Biotechnology - 0.05%
Orbital ATK Inc	2,807	370	Alnylam Pharmaceuticals Inc (a)	441	57
Spirit AeroSystems Holdings Inc	221,782	22,702	Bio-Rad Laboratories Inc (a)	826	214
Teledyne Technologies Inc (a)	1,782	340	Intrexon Corp (a)	636	8
		$24,750	Juno Therapeutics Inc (a)	2,705	232
Agriculture - 0.03%			United Therapeutics Corp (a)	1,696	219
Bunge Ltd	4,298	341			$730
			Building Materials - 3.96%
Airlines - 0.59%			CRH PLC ADR	146,854	5,491
Alaska Air Group Inc	654	43	Fortune Brands Home & Security Inc	327	23
American Airlines Group Inc	7,588	412	Johnson Controls International plc	357,534	13,990
Copa Holdings SA	47,526	6,575	Lennox International Inc	82	18
JetBlue Airways Corp (a)	13,534	282	Martin Marietta Materials Inc	184	42
Spirit Airlines Inc (a)	2,808	118	Masco Corp	5,554	248
United Continental Holdings Inc (a)	8,302	563	Owens Corning	365,812	34,010
		$7,993	USG Corp (a)	3,622	140
Apparel - 1.32%			Vulcan Materials Co	280	38
Hanesbrands Inc	545,145	11,841			$54,000
Michael Kors Holdings Ltd (a)	82,247	5,428	Chemicals - 4.18%
Ralph Lauren Corp	2,860	327	Albemarle Corp	3,685	411
Skechers U.S.A. Inc (a)	3,321	137	Ashland Global Holdings Inc	2,453	178
VF Corp	2,589	210	Axalta Coating Systems Ltd (a)	483,300	15,224
		$17,943	Cabot Corp	2,425	164
Automobile Manufacturers - 0.08%			Celanese Corp	81,085	8,770
PACCAR Inc	14,164	1,056	CF Industries Holdings Inc	10,308	437
			Eastman Chemical Co	85,226	8,453
Automobile Parts & Equipment - 1.32%			Huntsman Corp	289,632	10,013
Adient PLC	138,000	8,942	Mosaic Co/The	10,827	296
BorgWarner Inc	8,807	496	Olin Corp	5,082	189
Goodyear Tire & Rubber Co/The	7,598	265	Platform Specialty Products Corp (a)	4,776	56
Lear Corp	42,902	8,286	RPM International Inc	1,945	101
		$17,989	Valvoline Inc	8,095	200
Banks - 9.04%			Versum Materials Inc	339,308	12,487
Associated Banc-Corp	6,589	163	Westlake Chemical Corp	710	80
Bank of Hawaii Corp	1,776	149			$57,059
Bank of the Ozarks	2,001	100	Coal - 0.00%
BankUnited Inc	4,509	185	CONSOL Energy Inc (a)	1,506	49
BOK Financial Corp	1,142	110
Capital One Financial Corp	141,095	14,668	Commercial Services - 2.10%
CIT Group Inc	4,045	205	Aramark	112,805	5,167
Citizens Financial Group Inc	231,041	10,605	Booz Allen Hamilton Holding Corp	455	18
Comerica Inc	196,747	18,734	CoreLogic Inc/United States (a)	1,462	69
Commerce Bancshares Inc/MO	3,968	232	Graham Holdings Co	197	117
Cullen/Frost Bankers Inc	2,395	255	H&R Block Inc	7,387	196
East West Bancorp Inc	92,863	6,120	IHS Markit Ltd (a)	5,095	243
Fifth Third Bancorp	446,406	14,776	Macquarie Infrastructure Corp	3,210	213
First Hawaiian Inc	2,526	73	ManpowerGroup Inc	3,223	424
First Horizon National Corp	12,294	244	Morningstar Inc	202	19
First Republic Bank/CA	973	87	Nielsen Holdings PLC	314,205	11,755
FNB Corp/PA	658,551	9,450	Quanta Services Inc (a)	4,734	182
Huntington Bancshares Inc/OH	49,305	798	Sabre Corp	1,867	39
KeyCorp	750,194	16,054	Total System Services Inc	114,522	10,177
M&T Bank Corp	4,366	833	WEX Inc (a)	338	52
Northern Trust Corp	8,973	946			$28,671
PacWest Bancorp	6,928	363	Computers - 0.60%
Pinnacle Financial Partners Inc	2,040	129	Amdocs Ltd	4,430	303
Prosperity Bancshares Inc	2,730	207	Conduent Inc (a)	7,633	125
Regions Financial Corp	52,499	1,010	DST Systems Inc	2,198	183
Signature Bank/New York NY (a)	682	105	DXC Technology Co	58,000	5,774
SunTrust Banks Inc	14,689	1,039	Leidos Holdings Inc	7,246	483
SVB Financial Group (a)	415	102	NetApp Inc	2,512	155
Synovus Financial Corp	5,053	255	Teradata Corp (a)	4,938	200
TCF Financial Corp	182,168	3,908	Western Digital Corp	10,667	949
Valley National Bancorp	465,191	5,847			$8,172
Webster Financial Corp	3,691	209	Consumer Products - 0.01%
Western Alliance Bancorp (a)	105,264	6,175	Avery Dennison Corp	836	102
Zions Bancorporation	170,091	9,190	Clorox Co/The	583	83
		$123,326			$185

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Cosmetics & Personal Care - 0.03%			Electronics (continued)
Coty Inc	14,404	$282	Gentex Corp	3,092	$73
Edgewell Personal Care Co (a)	2,334	132	Jabil Inc	6,816	173
		$414	Keysight Technologies Inc (a)	5,691	266
Distribution & Wholesale - 0.70%			National Instruments Corp	894	45
LKQ Corp (a)	223,112	9,377	PerkinElmer Inc	4,672	375
WESCO International Inc (a)	2,050	140	Sensata Technologies Holding NV (a)	2,573	145
WW Grainger Inc	305	82	Trimble Inc (a)	1,598	70
		$9,599			$8,355
Diversified Financial Services - 5.56%			Energy - Alternate Sources - 0.02%
Affiliated Managers Group Inc	1,709	341	First Solar Inc (a)	3,222	216
Air Lease Corp	3,803	185
Ally Financial Inc	21,324	635	Engineering & Construction - 0.07%
Ameriprise Financial Inc	1,139	192	AECOM (a)	7,059	276
BGC Partners Inc	228,847	3,275	Fluor Corp	4,308	261
Credit Acceptance Corp (a)	97	32	Jacobs Engineering Group Inc	5,871	408
Discover Financial Services	140,280	11,194			$945
E*TRADE Financial Corp (a)	8,329	439	Entertainment - 0.44%
Federated Investors Inc	3,302	114	Cinemark Holdings Inc	4,293	158
FNF Group	235,495	9,180	Dolby Laboratories Inc	2,164	139
Interactive Brokers Group Inc - A Shares	2,996	192	International Game Technology PLC	4,686	136
Invesco Ltd	10,545	381	Lions Gate Entertainment Corp - A shares	1,201	41
Lazard Ltd	156,813	9,184	Lions Gate Entertainment Corp - B shares	1,948	62
Legg Mason Inc	2,900	124	Madison Square Garden Co/The (a)	721	156
Nasdaq Inc	5,186	420	SeaWorld Entertainment Inc (a)	348,118	5,309
Navient Corp	779,945	11,114			$6,001
OneMain Holdings Inc (a)	3,092	101	Environmental Control - 0.95%
Raymond James Financial Inc	4,823	465	Clean Harbors Inc (a)	697	39
Santander Consumer USA Holdings Inc	6,871	118	Republic Services Inc	7,078	487
SLM Corp (a)	1,099,774	12,581	Stericycle Inc (a)	3,282	247
Synchrony Financial	374,542	14,862	Waste Management Inc	138,500	12,247
T Rowe Price Group Inc	6,138	685			$13,020
TD Ameritrade Holding Corp	836	47	Food - 1.49%
		$75,861	Campbell Soup Co	1,878	87
Electric - 6.13%			Conagra Brands Inc	12,003	456
AES Corp/VA	20,367	235	Flowers Foods Inc	7,356	144
Alliant Energy Corp	7,135	284	Hain Celestial Group Inc/The (a)	4,059	155
Ameren Corp	137,101	7,764	Hershey Co/The	441	49
Avangrid Inc	2,238	109	Hormel Foods Corp	13,149	451
Calpine Corp (a)	14,202	214	Ingredion Inc	94,206	13,532
CenterPoint Energy Inc	387,583	10,922	JM Smucker Co/The	25,687	3,260
CMS Energy Corp	8,620	386	Kellogg Co	566	38
Consolidated Edison Inc	183,509	14,747	Lamb Weston Holdings Inc	5,570	326
DTE Energy Co	5,520	583	Pilgrim's Pride Corp (a)	511	14
Edison International	14,685	918	Pinnacle Foods Inc	3,641	225
Entergy Corp	167,730	13,199	Post Holdings Inc (a)	2,598	197
Eversource Energy	13,914	878	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	8,276	—
FirstEnergy Corp	22,246	732	Safeway, Inc. - CVR - Property Development	8,276	—
Great Plains Energy Inc	12,655	394	Centers (a),(b),(c)
Hawaiian Electric Industries Inc	4,234	144	Seaboard Corp	11	48
MDU Resources Group Inc	7,673	203	TreeHouse Foods Inc (a)	1,587	75
NRG Energy Inc	14,183	369	Tyson Foods Inc	12,218	930
OGE Energy Corp	10,774	347	US Foods Holding Corp (a)	10,227	329
Pinnacle West Capital Corp	124,896	9,985			$20,316
PPL Corp	21,137	674	Forest Products & Paper - 0.02%
Public Service Enterprise Group Inc	22,320	1,158	Domtar Corp	2,474	127
SCANA Corp	5,164	210	International Paper Co	1,156	73
Vistra Energy Corp (a)	9,535	186
					$200
WEC Energy Group Inc	14,062	904	Gas - 0.53%
Westar Energy Inc	4,370	226	Atmos Energy Corp	65,257	5,410
Xcel Energy Inc	391,700	17,877	National Fuel Gas Co	3,177	177
		$83,648	NiSource Inc	16,039	396
Electrical Components & Equipment - 0.64%			Sempra Energy	7,751	829
Acuity Brands Inc	829	128	UGI Corp	5,328	244
AMETEK Inc	109,854	8,382	Vectren Corp	3,264	198
Hubbell Inc	1,249	170			$7,254
		$8,680	Hand & Machine Tools - 1.69%
Electronics - 0.61%			Regal Beloit Corp	45,306	3,529
Agilent Technologies Inc	84,235	6,185	Snap-on Inc	2,282	391
Arrow Electronics Inc (a)	3,865	314
			Stanley Black & Decker Inc	115,215	19,152
Avnet Inc	4,757	202			$23,072
FLIR Systems Inc	1,990	102	Healthcare - Products - 1.27%
Fortive Corp	2,261	172	Bruker Corp	2,560	91
Garmin Ltd	3,697	233	Cooper Cos Inc/The	810	198

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Insurance (continued)
DENTSPLY SIRONA Inc	6,937	$422	Unum Group	250,615	$13,330
Hill-Rom Holdings Inc	168	14	Voya Financial Inc	5,224	271
Hologic Inc (a)	3,678	157	Willis Towers Watson PLC	115,313	18,504
OPKO Health Inc (a)	11,534	52	WR Berkley Corp	2,937	214
Patterson Cos Inc	399,035	14,321	XL Group Ltd	179,493	6,613
QIAGEN NV (a)	7,517	252			$70,918
STERIS PLC	4,256	387	Internet - 0.07%
Teleflex Inc	1,156	321	FireEye Inc (a)	7,203	109
Zimmer Biomet Holdings Inc	8,445	1,074	Liberty Expedia Holdings Inc (a)	2,037	95
		$17,289	Liberty Ventures (a)	3,387	199
Healthcare - Services - 4.39%			Twitter Inc (a)	19,284	498
Acadia Healthcare Co Inc (a)	3,084	105	Zillow Group Inc - A Shares (a)	758	34
Brookdale Senior Living Inc (a)	7,225	69			$935
Centene Corp (a)	128,406	13,770	Iron & Steel - 0.78%
Cigna Corp	111,747	23,283	Nucor Corp	147,248	9,860
DaVita Inc (a)	7,065	551	Reliance Steel & Aluminum Co	2,169	190
Envision Healthcare Corp (a)	4,731	170	Steel Dynamics Inc	6,121	278
IQVIA Holdings Inc (a)	1,697	173	United States Steel Corp	9,126	341
Laboratory Corp of America Holdings (a)	69,650	12,154			$10,669
LifePoint Health Inc (a)	1,218	60	Leisure Products & Services - 2.81%
MEDNAX Inc (a)	3,581	189	Brunswick Corp/DE	742	47
Quest Diagnostics Inc	82,519	8,733	Harley-Davidson Inc	1,407	68
Universal Health Services Inc	4,037	491	Norwegian Cruise Line Holdings Ltd (a)	258,485	15,700
WellCare Health Plans Inc (a)	604	127	Royal Caribbean Cruises Ltd	168,704	22,531
		$59,875			$38,346
Holding Companies - Diversified - 0.03%			Lodging - 0.56%
Leucadia National Corp	13,583	368	Extended Stay America Inc	337,736	6,833
			Hilton Worldwide Holdings Inc	806	69
Home Builders - 0.13%			Hyatt Hotels Corp	2,043	166
CalAtlantic Group Inc	3,444	193	MGM Resorts International	14,280	520
DR Horton Inc	7,749	380			$7,588
Lennar Corp - A Shares	9,008	565	Machinery - Construction & Mining - 0.04%
Lennar Corp - B Shares	853	43	Oshkosh Corp	3,738	339
PulteGroup Inc	10,178	324	Terex Corp	3,321	156
Toll Brothers Inc	4,786	223			$495
		$1,728	Machinery - Diversified - 1.21%
Home Furnishings - 1.17%			AGCO Corp	2,842	206
Leggett & Platt Inc	798	37	Cummins Inc	83,998	15,792
Tempur Sealy International Inc (a)	1,231	73
			IDEX Corp	156	22
Whirlpool Corp	87,127	15,807	Roper Technologies Inc	488	137
		$15,917	Wabtec Corp/DE	1,779	144
Housewares - 0.03%			Xylem Inc/NY	2,623	190
Newell Brands Inc	15,024	397			$16,491
Scotts Miracle-Gro Co/The	139	13	Media - 1.85%
		$410	Discovery Communications Inc - A Shares (a)	6,125	153
Insurance - 5.20%			Discovery Communications Inc - C Shares (a)	8,115	194
Alleghany Corp (a)	457	287	John Wiley & Sons Inc	2,014	128
American Financial Group Inc/OH	3,819	433	Liberty Broadband Corp - A Shares (a)	1,117	106
American National Insurance Co	448	57	Liberty Broadband Corp - C Shares (a)	3,204	306
Arch Capital Group Ltd (a)	3,271	298	Liberty Media Corp-Liberty Formula One - C	5,757	217
Arthur J Gallagher & Co	1,721	118	Shares (a)
Assurant Inc	1,898	174	Liberty Media Corp-Liberty SiriusXM - A	3,644	164
Assured Guaranty Ltd	5,134	183	Shares (a)
Athene Holding Ltd (a)	4,640	233	Liberty Media Corp-Liberty SiriusXM - C	5,507	247
Axis Capital Holdings Ltd	3,425	173	Shares (a)
Brown & Brown Inc	6,121	321	Meredith Corp	146,103	9,663
Cincinnati Financial Corp	4,735	364	News Corp - A Shares	11,745	201
CNA Financial Corp	1,399	76	News Corp - B Shares	5,801	101
Erie Indemnity Co	348	41	Scripps Networks Interactive Inc	149,188	13,127
Everest Re Group Ltd	1,253	288	Sirius XM Holdings Inc	2,326	14
First American Financial Corp	45,181	2,669	TEGNA Inc	9,226	133
Hanover Insurance Group Inc/The	1,815	205	Tribune Media Co	3,515	150
Hartford Financial Services Group Inc/The	10,941	643	Viacom Inc - A Shares	612	24
Lincoln National Corp	78,062	6,463	Viacom Inc - B Shares	10,838	362
Loews Corp	8,565	442			$25,290
Markel Corp (a)	420	482
			Metal Fabrication & Hardware - 0.02%
Mercury General Corp	1,306	64	Timken Co/The	2,898	152
MGIC Investment Corp (a)	110,000	1,630
			Valmont Industries Inc	999	164
Old Republic International Corp	10,654	229			$316
ProAssurance Corp	2,143	117	Mining - 0.60%
Reinsurance Group of America Inc	98,789	15,475	Alcoa Corp (a)	8,917	464
Torchmark Corp	5,737	521	Freeport-McMoRan Inc (a)	352,126	6,867
			Newmont Mining Corp	16,478	667

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Mining (continued)			Packaging & Containers (continued)
Royal Gold Inc	1,613	$144	Crown Holdings Inc (a)	3,076	$179
Southern Copper Corp	359	17	Graphic Packaging Holding Co	3,673	59
Tahoe Resources Inc	12,307	54	Owens-Illinois Inc (a)	331,022	7,686
		$8,213	Sealed Air Corp	2,704	128
Miscellaneous Manufacturers - 1.66%			Sonoco Products Co	3,884	211
AptarGroup Inc	1,857	162	WestRock Co	85,803	5,717
Carlisle Cos Inc	2,966	339			$14,338
Colfax Corp (a)	3,616	145	Pharmaceuticals - 1.19%
Crane Co	60,003	5,997	Agios Pharmaceuticals Inc (a)	117	9
Donaldson Co Inc	306	15	Akorn Inc (a)	182	6
Dover Corp	4,259	452	Cardinal Health Inc	205,041	14,720
Hexcel Corp	1,402	96	Endo International PLC (a)	8,742	60
Ingersoll-Rand PLC	146,154	13,831	Mallinckrodt PLC (a)	3,744	68
ITT Inc	3,799	213	Mylan NV (a)	22,284	955
Parker-Hannifin Corp	1,086	219	Perrigo Co PLC	4,063	368
Pentair PLC	5,111	365	Premier Inc (a)	1,590	52
Textron Inc	11,223	658			$16,238
Trinity Industries Inc	6,115	211	Pipelines - 0.51%
		$22,703	Cheniere Energy Inc (a)	2,133	121
Office & Business Equipment - 0.35%			ONEOK Inc	100,100	5,892
Pitney Bowes Inc	7,675	108	Targa Resources Corp	6,504	312
Xerox Corp	137,585	4,696	Williams Cos Inc/The	21,801	684
		$4,804			$7,009
Oil & Gas - 7.44%			Real Estate - 0.37%
Andeavor	107,269	11,602	CBRE Group Inc (a)	97,469	4,453
Antero Resources Corp (a)	5,146	100	Jones Lang LaSalle Inc	2,427	380
Apache Corp	17,367	779	Realogy Holdings Corp	5,958	164
Cabot Oil & Gas Corp	4,189	110			$4,997
Centennial Resource Development Inc/DE (a)	5,395	110	REITs - 6.99%
Chesapeake Energy Corp (a)	1,158,210	4,054	AGNC Investment Corp	21,607	406
Cimarex Energy Co	189	21	Alexandria Real Estate Equities Inc	2,916	378
CNX Resources Corp (a)	9,506	133	American Campus Communities Inc	5,470	210
Concho Resources Inc (a)	6,577	1,036	American Homes 4 Rent	10,148	211
Continental Resources Inc/OK (a)	2,135	119	Annaly Capital Management Inc	474,105	4,997
Devon Energy Corp	827,057	34,215	Apartment Investment & Management Co	4,810	201
Diamondback Energy Inc (a)	2,337	293	Apple Hospitality REIT Inc	9,493	185
Energen Corp (a)	3,998	209	AvalonBay Communities Inc	4,247	724
EQT Corp	6,265	340	Boston Properties Inc	4,030	499
Gulfport Energy Corp (a)	6,542	67	Brandywine Realty Trust	7,878	141
Helmerich & Payne Inc	5,623	405	Brixmor Property Group Inc	13,358	217
Hess Corp	8,713	440	Camden Property Trust	63,125	5,464
HollyFrontier Corp	71,871	3,447	Chimera Investment Corp	8,591	146
Kosmos Energy Ltd (a)	10,123	70	Colony NorthStar Inc	21,838	196
Marathon Oil Corp	26,194	477	Columbia Property Trust Inc	5,327	117
Marathon Petroleum Corp	194,139	13,448	CoreCivic Inc	5,482	127
Murphy Oil Corp	6,829	219	Corporate Office Properties Trust	4,621	126
Murphy USA Inc (a)	1,459	125	CubeSmart	3,024	83
Nabors Industries Ltd	12,320	97	DCT Industrial Trust Inc	3,923	232
Noble Energy Inc	22,638	691	DDR Corp	13,062	106
Parsley Energy Inc (a)	2,460	58	Digital Realty Trust Inc	1,478	165
Patterson-UTI Energy Inc	282,667	6,677	Douglas Emmett Inc	3,006	116
PBF Energy Inc	53,744	1,737	Duke Realty Corp	407,945	10,774
QEP Resources Inc (a)	10,423	98	Empire State Realty Trust Inc	6,160	120
Range Resources Corp	9,504	135	EPR Properties	2,835	167
RSP Permian Inc (a)	2,808	111	Equity Commonwealth (a)	5,119	153
SM Energy Co	4,584	107	Equity LifeStyle Properties Inc	108,500	9,366
Southwestern Energy Co (a)	22,529	96	Essex Property Trust Inc	2,948	687
Transocean Ltd (a)	15,876	171	Extra Space Storage Inc	1,840	154
Vermilion Energy Inc	509,900	19,274	Federal Realty Investment Trust	1,347	163
Whiting Petroleum Corp (a)	3,826	107	Forest City Realty Trust Inc	10,698	251
WPX Energy Inc (a)	15,981	235	Gaming and Leisure Properties Inc	8,222	300
		$101,413	GGP Inc	18,961	437
Oil & Gas Services - 0.07%			HCP Inc	14,402	347
Baker Hughes a GE Co	13,095	421	Healthcare Trust of America Inc	8,155	225
National Oilwell Varco Inc	11,707	429	Highwoods Properties Inc	70,156	3,359
Oceaneering International Inc	4,150	86	Hospitality Properties Trust	7,181	204
RPC Inc	676	14	Host Hotels & Resorts Inc	33,752	701
		$950	Hudson Pacific Properties Inc	5,973	191
Packaging & Containers - 1.05%			Invitation Homes Inc	8,968	202
Ardagh Group SA	375	8	Iron Mountain Inc	1,075	38
Ball Corp	4,771	183	Kilroy Realty Corp	2,972	212
Bemis Co Inc	3,580	167	Kimco Realty Corp	12,730	203
			Lamar Advertising Co	272	20

See accompanying notes.

Schedule of Investments MidCap Value Fund III

January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)			Savings & Loans (continued)
Liberty Property Trust	155,764	$6,450	TFS Financial Corp	2,098	$31
Life Storage Inc	2,054	171			$14,516
Macerich Co/The	4,216	272	Semiconductors - 1.90%
Medical Properties Trust Inc	15,856	207	Cypress Semiconductor Corp	11,904	206
MFA Financial Inc	17,299	124	Lam Research Corp	29,600	5,669
Mid-America Apartment Communities Inc	50,296	4,796	Marvell Technology Group Ltd	12,302	287
National Retail Properties Inc	8,037	319	Microchip Technology Inc	202,833	19,314
New Residential Investment Corp	217,340	3,758	Microsemi Corp (a)	1,455	90
Omega Healthcare Investors Inc	7,982	216	ON Semiconductor Corp (a)	3,246	80
Outfront Media Inc	5,642	126	Qorvo Inc (a)	1,871	134
Paramount Group Inc	9,232	139	Teradyne Inc	1,855	85
Park Hotels & Resorts Inc	224,952	6,503	Xilinx Inc	416	30
Piedmont Office Realty Trust Inc	6,897	135			$25,895
Prologis Inc	331,258	21,568	Shipbuilding - 0.01%
Rayonier Inc	5,612	182	Huntington Ingalls Industries Inc	619	147
Realty Income Corp	8,692	462
Regency Centers Corp	6,641	418	Software - 2.52%
Retail Properties of America Inc	10,434	126	Akamai Technologies Inc (a)	7,560	507
Senior Housing Properties Trust	10,329	179	Autodesk Inc (a)	1,165	135
SL Green Realty Corp	4,128	415	Black Knight Inc (a)	88,648	4,388
Starwood Property Trust Inc	10,967	224	CA Inc	9,716	348
STORE Capital Corp	7,573	186	Dun & Bradstreet Corp/The	1,066	132
Sun Communities Inc	3,458	307	Fidelity National Information Services Inc	6,479	663
Tanger Factory Outlet Centers Inc	3,860	97	Guidewire Software Inc (a)	1,843	147
Taubman Centers Inc	1,283	79	Micro Focus International PLC ADR	205,500	6,214
Two Harbors Investment Corp	8,200	121	Nuance Communications Inc (a)	11,342	202
UDR Inc	8,182	299	SS&C Technologies Holdings Inc	426	21
Ventas Inc	15,951	893	Synopsys Inc (a)	231,638	21,452
VEREIT Inc	30,114	217	Zynga Inc (a)	32,320	116
Vornado Realty Trust	5,294	379			$34,325
Weingarten Realty Investors	5,440	161	Telecommunications - 0.16%
Welltower Inc	15,765	945	ARRIS International PLC (a)	6,996	177
Weyerhaeuser Co	32,211	1,209	CenturyLink Inc	38,043	678
WP Carey Inc	5,300	343	CommScope Holding Co Inc (a)	4,046	156
		$95,347	EchoStar Corp (a)	1,864	114
Retail - 4.83%			Juniper Networks Inc	16,369	428
Advance Auto Parts Inc	81,496	9,535	LogMeIn Inc	592	75
AutoNation Inc (a)	2,533	153	Motorola Solutions Inc	4,568	454
AutoZone Inc (a)	255	195	Switch Inc	766	12
Bed Bath & Beyond Inc	5,873	136	Telephone & Data Systems Inc	3,822	105
Best Buy Co Inc	147,289	10,761	United States Cellular Corp (a)	528	19
Burlington Stores Inc (a)	894	109
					$2,218
Casey's General Stores Inc	1,519	184	Textiles - 0.05%
Dick's Sporting Goods Inc	1,048	33	Mohawk Industries Inc (a)	2,488	699
Dollar General Corp	171,153	17,649
Dollar Tree Inc (a)	1,203	138
			Toys, Games & Hobbies - 0.01%
Foot Locker Inc	5,754	283	Hasbro Inc	847	80
GameStop Corp	4,132	69
Gap Inc/The	11,281	375	Transportation - 1.64%
Genuine Parts Co	2,748	286	Expeditors International of Washington Inc	3,106	202
Kohl's Corp	7,912	513	Genesee & Wyoming Inc (a)	2,500	200
L Brands Inc	283,307	14,191	Golar LNG Ltd	482,406	13,165
Liberty Interactive Corp QVC Group (a)	258,365	7,257
			Kansas City Southern	4,756	538
Macy's Inc	14,756	383	Kirby Corp (a)	2,166	162
Michaels Cos Inc/The (a)	1,549	42
			Old Dominion Freight Line Inc	1,388	203
MSC Industrial Direct Co Inc	1,279	120	Ryder System Inc	90,124	7,843
Nu Skin Enterprises Inc	1,592	114	XPO Logistics Inc (a)	964	91
Penske Automotive Group Inc	1,612	84			$22,404
PVH Corp	2,394	371	Water - 0.05%
Sally Beauty Holdings Inc (a)	3,537	59
			American Water Works Co Inc	5,492	457
Signet Jewelers Ltd	2,520	133	Aqua America Inc	5,480	198
Tapestry Inc	7,301	343			$655
Tiffany & Co	4,987	532
Urban Outfitters Inc (a)	42,423	1,447	TOTAL COMMON STOCKS		$1,321,076
Williams-Sonoma Inc	2,929	150	INVESTMENT COMPANIES - 3.17%	Shares Held	Value (000's)
World Fuel Services Corp	3,087	86	Money Market Funds - 3.17%
			Principal Government Money Market Fund (d)	43,301,855	43,302
Yum China Holdings Inc	1,549	72
		$65,803
Savings & Loans - 1.06%			TOTAL INVESTMENT COMPANIES		$43,302
New York Community Bancorp Inc	999,621	14,154	Total Investments		$1,364,378
People's United Financial Inc	16,832	331	Other Assets and Liabilities - (0.04)%		$(502)
			TOTAL NET ASSETS - 100.00%		$1,363,876

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
January 31, 2018 (unaudited)

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			28.22%
Industrial			15.38%
Consumer, Cyclical			14.04%
Consumer, Non-cyclical			11.43%
Energy			8.04%
Utilities			6.71%
Basic Materials			5.57%
Technology			5.37%
Investment Companies			3.17%
Communications			2.08%
Diversified			0.03%
Other Assets and Liabilities			(0.04)%
TOTAL NET ASSETS			100.00%

Affiliated Securities	October 31, 2017				Purchases		Sales		January 31, 2018
			Value			Cost	Proceeds		Value
Principal Government Money Market Fund			$—			$106,477	$63,175		$43,302
			$—			$106,477	$63,175		$43,302

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	61	$			—			$—	$—
	$61	$			—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2018	Long			229		$44,751			$626
Total									$626

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Money Market Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 4.11%	Shares Held	Value (000's)		Principal
Money Market Funds - 4.11%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Deutsche Government Money Market Series	5,350,000	$5,350	Colorado (continued)
Goldman Sachs Financial Square Funds -	4,600,000	4,600	County of Kit Carson CO (credit support from
Government Fund			Wells Fargo)
Morgan Stanley Institutional Liquidity Funds -	4,580,000	4,580	1.50%, 02/07/2018(b),(c)	$710	$710
Government Portfolio					$15,220
STIT-Government & Agency Portfolio	4,570,000	4,570	Illinois - 1.87%
		$19,100	Memorial Health System/IL (credit support
TOTAL INVESTMENT COMPANIES		$19,100	from JP Morgan Chase & Co)
	Principal		1.50%, 02/07/2018(b),(c)	8,700	8,700
BONDS - 7.40%	Amount (000's)	Value (000's)
Automobile Asset Backed Securities - 2.80%			Maryland - 1.70%
AmeriCredit Automobile Receivables Trust			City of Baltimore MD (credit support from
2017-3			State Street Bank & Trust)
1.40%, 08/20/2018	$333	$333	1.48%, 02/07/2018(b),(c)	7,915	7,915
AmeriCredit Automobile Receivables Trust
2017-4			Minnesota - 0.82%
1.45%, 11/19/2018	1,447	1,447	City of St Paul MN (credit support from
Capital Auto Receivables Asset Trust 2017-1			Wells Fargo)
1.40%, 11/20/2018(a)	825	825	1.48%, 02/07/2018(b),(c)	3,800	3,800
CarMax Auto Owner Trust 2017-3
1.35%, 08/15/2018	983	983	Oklahoma - 0.43%
Drive Auto Receivables Trust			Oklahoma University Hospital (credit support
1.45%, 11/15/2018	673	673	from Bank of America)
Enterprise Fleet Financing LLC			1.55%, 02/07/2018(b),(c)	2,000	2,000
1.50%, 07/20/2018(a)	934	934
Ford Credit Auto Owner Trust 2017-C			TOTAL MUNICIPAL BONDS		$41,369
1.47%, 11/15/2018	1,004	1,004		Principal
GM Financial Automobile Leasing Trust			COMMERCIAL PAPER - 71.35%	Amount (000's)	Value (000's)
2017-3			Agriculture - 3.01%
1.35%, 09/20/2018	1,404	1,404	Archer-Daniels-Midland Co
GM Financial Consumer Automobile			1.50%, 02/01/2018(a)	$5,000	$5,000
Receivables Trust 2017-3			1.50%, 02/07/2018(a)	5,000	4,999
1.39%, 10/16/2018(a)	1,343	1,343	Philip Morris International Inc
Santander Drive Auto Receivables Trust 2017-			1.43%, 02/02/2018(a)	4,000	4,000
3					$13,999
1.40%, 10/15/2018	774	774	Automobile Manufacturers - 3.66%
Santander Drive Auto Receivables Trust 2018-			BMW US Capital LLC (credit support from
1			BMW AG)
1.83%, 02/15/2019	3,300	3,300	1.43%, 02/07/2018(a),(c)	2,000	1,999
		$13,020	1.51%, 02/12/2018(a),(c)	3,000	2,999
Diversified Financial Services - 2.64%			Nissan Motor Acceptance Corp
Corporate Finance Managers Inc			1.55%, 02/02/2018(a)	5,000	5,000
1.60%, 02/07/2018(b)	3,275	3,275	Toyota Motor Credit Corp
MetLife Inc			1.54%, 02/05/2018	5,000	4,999
1.67%, 08/17/2018	9,000	9,000	1.61%, 02/20/2018	2,000	1,998
		$12,275			$16,995
Insurance - 1.72%			Banks - 27.11%
New York Life Global Funding Company			Bank of Nova Scotia/The
1.38%, 07/20/2018	8,000	8,000	1.69%, 02/02/2018(a),(d)	3,500	3,500
			1.70%, 03/19/2018(a),(d)	4,500	4,490
Other Asset Backed Securities - 0.24%			1.75%, 05/09/2018(a),(d)	3,500	3,483
Dell Equipment Finance Trust 2017-1			Bank of Tokyo-Mitsubishi UFJ Ltd/New York
1.35%, 05/22/2018(a)	263	263	NY
John Deere Owner Trust 2017-B			1.65%, 03/13/2018	3,000	2,994
1.35%, 07/16/2018	842	843	Barclays Bank PLC
		$1,106	1.75%, 03/22/2018	3,000	2,993
TOTAL BONDS		$34,401	CAFCO LLC
	Principal		1.67%, 02/01/2018(a)	854	854
MUNICIPAL BONDS - 8.90%	Amount (000's)	Value (000's)	Credit Suisse AG/New York NY
California - 0.80%			1.75%, 04/24/2018	4,000	3,984
Kern Water Bank Authority (credit support			1.80%, 05/08/2018	1,000	995
from Wells Fargo)			DBS Bank Ltd
1.50%, 02/07/2018(b),(c)	$3,734	$3,734	1.48%, 02/13/2018(a),(d)	4,000	3,998
			1.60%, 03/06/2018(a),(d)	3,500	3,495
Colorado - 3.28%			1.79%, 05/22/2018(a),(d)	4,000	3,978
City of Colorado Springs CO Utilities System			ING U.S. Funding (credit support from ING
Revenue (credit support from Mizuho Bank			Bank)
LTD)			1.73%, 05/01/2018(c)	5,000	4,979
1.50%, 02/07/2018(b),(c)	7,000	7,000	1.75%, 05/11/2018(c)	2,900	2,886
Colorado Housing & Finance			Manhattan Asset Funding Co LLC
Authority (credit support from Federal Home			1.41%, 02/01/2018(a)	5,000	5,000
Loan Bank)			1.54%, 02/20/2018(a)	860	859
1.50%, 02/07/2018(b),(c)	7,510	7,510	1.55%, 02/14/2018(a)	4,500	4,497

See accompanying notes.

Schedule of Investments
Money Market Fund
January 31, 2018 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Mitsubishi UFJ Trust & Banking Corp/NY			JP Morgan Securities LLC
1.65%, 02/27/2018(a)	$4,000	$3,995	1.65%, 03/14/2018	$4,000	$3,993
Mizuho Bank Ltd/NY			1.80%, 05/02/2018	5,000	4,978
1.58%, 02/01/2018(a)	5,000	5,000	Liberty Street Funding LLC
1.64%, 03/07/2018(a)	4,000	3,994	1.45%, 02/07/2018(a)	4,000	3,999
Natixis SA/New York NY			1.53%, 02/28/2018(a)	4,000	3,995
1.32%, 02/01/2018	8,000	8,000	1.76%, 05/09/2018(a)	3,000	2,986
Oversea-Chinese Banking Corp Ltd			National Rural Utilities Cooperative Finance
1.50%, 02/26/2018(a),(d)	5,000	4,995	Corp
Royal Bank of Canada			1.48%, 02/06/2018	1,500	1,500
1.50%, 02/12/2018(d)	5,000	4,998	1.57%, 03/05/2018	5,000	4,993
1.58%, 03/12/2018(d)	5,000	4,991	1.57%, 03/08/2018	4,000	3,994
Sheffield Receivables Co LLC			Nieuw Amsterdam Receivables Corp
1.41%, 02/01/2018(a)	5,000	5,000	1.52%, 02/21/2018(a)	4,000	3,997
1.60%, 02/22/2018(a)	3,000	2,997	1.70%, 02/22/2018(a)	3,000	2,997
1.65%, 02/21/2018(a)	4,000	3,996	1.70%, 04/16/2018(a)	4,000	3,986
Skandinaviska Enskilda Banken AB			Ontario Teachers' Finance Trust (credit
1.64%, 02/07/2018(a),(d)	1,250	1,250	support from Ontario Teachers Pension Plan
Societe Generale SA			Board)
1.72%, 03/05/2018(a),(d)	4,000	3,994	1.50%, 03/02/2018(a),(c)	5,000	4,994
1.75%, 03/05/2018(a),(d)	930	929	Regency Markets No. 1 LLC
Standard Chartered Bank/New York			1.53%, 02/26/2018(a)	2,000	1,998
1.73%, 03/29/2018(a)	5,000	4,987	River Fuel Trust No 1 (credit support from
1.73%, 04/03/2018(a)	3,000	2,991	Bank of Nova Scotia)
1.78%, 03/26/2018(a)	4,000	3,990	1.63%, 02/28/2018(a),(c)	5,000	4,994
Sumitomo Mitsui Banking Corp			Thunder Bay Funding LLC
1.52%, 02/15/2018(a),(d)	4,000	3,998	1.70%, 03/14/2018(a)	2,530	2,525
1.60%, 03/08/2018(a),(d)	900	899	1.71%, 04/10/2018(a)	2,440	2,432
United Overseas Bank Ltd					$122,034
1.48%, 02/09/2018(a),(d)	2,000	1,999	Gas - 2.37%
		$125,988	ONE Gas Inc
Beverages - 0.70%			1.53%, 02/13/2018(a)	3,000	2,998
Brown-Forman Corp			1.54%, 02/08/2018(a)	4,000	3,999
1.55%, 02/14/2018(a)	1,240	1,239	1.55%, 02/08/2018(a)	4,000	3,999
1.60%, 03/01/2018(a)	2,000	1,998			$10,996
		$3,237	Machinery - Construction & Mining - 1.33%
Diversified Financial Services - 26.26%			Caterpillar Financial Services Corp (credit
Anglesea Funding LLC			support from Caterpillar Inc)
1.53%, 02/06/2018(a)	4,300	4,299	1.65%, 02/16/2018(c)	4,000	3,997
AXA Financial Inc (credit support from AXA			1.65%, 03/20/2018(c)	1,500	1,497
SA)			1.65%, 04/02/2018(c)	700	698
1.45%, 02/12/2018(a),(c)	1,700	1,699			$6,192
1.70%, 03/22/2018(a),(c)	750	748	Miscellaneous Manufacturers - 0.86%
1.71%, 03/19/2018(a),(c)	4,000	3,991	General Electric Co
1.72%, 03/16/2018(a),(c)	2,800	2,794	1.68%, 03/29/2018	4,000	3,990
Collateralized Commercial Paper Co LLC
1.75%, 04/26/2018	4,000	3,984	Pharmaceuticals - 1.59%
Collateralized Commercial Paper II Co LLC			Novartis Finance Corp (credit support from
1.80%, 04/25/2018(a)	4,000	3,983	Novartis AG)
CRC Funding			1.46%, 02/07/2018(a),(c)	2,790	2,789
1.46%, 02/02/2018(a)	2,300	2,300	Sanofi
1.48%, 02/16/2018(a)	5,000	4,997	1.61%, 03/28/2018(a)	4,600	4,589
1.70%, 04/11/2018(a)	3,000	2,990			$7,378
DCAT LLC			REITs - 1.42%
1.54%, 02/05/2018	5,000	4,999	Simon Property Group LP
1.63%, 02/15/2018	4,000	3,997	1.58%, 03/20/2018(a)	4,000	3,992
1.63%, 02/20/2018	680	679	1.60%, 03/21/2018(a)	2,600	2,594
1.70%, 03/12/2018	1,100	1,098			$6,586
Fairway Finance Co LLC			Retail - 1.07%
1.46%, 02/06/2018(a)	4,000	3,999	Wal-Mart Stores Inc
1.62%, 02/09/2018(a)	5,000	4,998	1.48%, 02/13/2018 (a)	5,000	4,998
1.64%, 02/15/2018(a)	2,225	2,224
Gotham Funding Corp			Telecommunications - 1.97%
1.55%, 02/09/2018(a)	850	850	Telstra Corp Ltd
1.55%, 02/09/2018(a)	650	650	1.46%, 02/05/2018 (a)	4,400	4,399
1.58%, 02/06/2018(a)	4,000	3,999	1.72%, 04/19/2018(a)	2,200	2,192
1.70%, 02/23/2018(a)	4,000	3,996	1.75%, 04/19/2018(a)	2,600	2,590
1.80%, 03/28/2018(a)	400	399
					$9,181
			TOTAL COMMERCIAL PAPER		$331,574

See accompanying notes.

		Schedule of Investments
		Money Market Fund
		January 31, 2018 (unaudited)

	Principal
CERTIFICATE OF DEPOSIT - 1.40%	Amount (000's)	Value (000's)
Banks - 1.40%
Citibank NA
1.45%, 02/16/2018	$2,000	$2,000
1.67%, 04/06/2018	4,500	4,500
		$6,500
TOTAL CERTIFICATE OF DEPOSIT		$6,500
	Maturity
REPURCHASE AGREEMENTS - 6.89%	Amount (000's)	Value (000's)
Banks - 6.89%
Barclays Capital Repurchase Agreement;	$16,001	$16,000
1.35% dated 01/31/2018 maturing
02/01/2018 (collateralized by US
Government Securities; $16,320,059;
0.00%-1.88%; dated 11/15/18-08/15/27)
Merrill Lynch Repurchase Agreement; 1.35%	16,001	16,000
dated 01/31/2018 maturing 02/01/2018
(collateralized by US Government
Securities; $16,320,281; 0.00%-7.25%;
dated 02/01/18-09/15/65)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$464,944
Other Assets and Liabilities - (0.05)%		$(225)
TOTAL NET ASSETS - 100.00%		$464,719

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $246,725 or 53.09% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	67.44%
Insured	8.90%
Consumer, Non-cyclical	5.30%
Consumer, Cyclical	4.73%
Investment Companies	4.11%
Asset Backed Securities	3.04%
Utilities	2.37%
Industrial	2.19%
Communications	1.97%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Overseas Fund
January 31, 2018 (unaudited)

COMMON STOCKS - 94.41%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.05%			Banks (continued)
Publicis Groupe SA	10,479	$724	Concordia Financial Group Ltd	101,100	$616
WPP PLC	72,076	1,306	Credit Agricole SA	70,815	1,335
		$2,030	Credit Suisse Group AG (a)	1,922,336	37,180
Aerospace & Defense - 1.89%			Danske Bank A/S	46,623	1,893
Airbus SE	406,405	46,736	Deutsche Bank AG	104,878	1,930
BAE Systems PLC	179,049	1,511	DNB ASA	60,792	1,236
Cobham PLC (a)	10,762,300	19,986	Erste Group Bank AG (a)	560,006	28,208
Kawasaki Heavy Industries Ltd	12,400	513	Hang Seng Bank Ltd	43,200	1,026
Rolls-Royce Holdings PLC (a)	131,265	1,629	HSBC Holdings PLC	1,019,955	10,882
		$70,375	ING Groep NV	1,656,689	32,529
Agriculture - 3.23%			Intesa Sanpaolo SpA	838,577	3,295
British American Tobacco PLC	934,864	63,895	Intesa Sanpaolo SpA	77,175	295
Golden Agri-Resources Ltd	584,200	169	Japan Post Bank Co Ltd	33,400	452
Imperial Brands PLC	750,496	30,885	KBC Group NV	15,604	1,500
Japan Tobacco Inc	765,800	25,379	Lloyds Banking Group PLC	31,639,971	31,260
		$120,328	Mediobanca Banca di Credito Finanziario SpA	1,671,442	20,328
Airlines - 1.22%			Mitsubishi UFJ Financial Group Inc	690,500	5,221
Deutsche Lufthansa AG	6,810	243	Mizrahi Tefahot Bank Ltd	11,540	225
easyJet PLC	13,147	310	Mizuho Financial Group Inc	1,396,600	2,648
International Consolidated Airlines Group SA	17,666	160	National Australia Bank Ltd	136,275	3,192
Japan Airlines Co Ltd	1,176,400	44,454	Natixis SA	77,896	709
Singapore Airlines Ltd	44,600	384	Nordea Bank AB	188,944	2,333
		$45,551	Oversea-Chinese Banking Corp Ltd	62,200	612
Apparel - 0.73%			Resona Holdings Inc	3,281,400	19,872
			Royal Bank of Scotland Group PLC (a)	222,171	909
Gildan Activewear Inc	793,840	26,997
Yue Yuen Industrial Holdings Ltd	61,000	276	Skandinaviska Enskilda Banken AB	76,878	972
		$27,273	Societe Generale SA	38,938	2,263
			Sumitomo Mitsui Financial Group Inc	644,200	29,012
Automobile Manufacturers - 1.47%			Sumitomo Mitsui Trust Holdings Inc	17,007	708
Bayerische Motoren Werke AG	18,778	2,145	Svenska Handelsbanken AB	77,288	1,125
Daimler AG	54,607	5,001	Swedbank AB	45,833	1,172
Fiat Chrysler Automobiles NV (a)	1,173,084	28,352
			UBS Group AG (a)	227,637	4,621
Honda Motor Co Ltd	97,300	3,431	UniCredit SpA	2,126,513	46,885
Isuzu Motors Ltd	29,600	501	United Overseas Bank Ltd	1,564,600	32,658
Mazda Motor Corp	47,000	662	Westpac Banking Corp	172,247	4,292
Nissan Motor Co Ltd	131,200	1,405
Peugeot SA	31,636	711			$536,008
Renault SA	10,901	1,197	Beverages - 1.23%
Subaru Corp	20,200	673	Coca-Cola Amatil Ltd	45,741	309
Toyota Motor Corp	147,910	10,191	Coca-Cola Bottlers Japan Holdings Inc	5,100	181
Volkswagen AG	2,685	596	Coca-Cola European Partners PLC	585,400	23,510
		$54,865	Diageo PLC	581,102	20,915
			Kirin Holdings Co Ltd	35,900	899
Automobile Parts & Equipment - 0.17%					$45,814
Aisin Seiki Co Ltd	7,400	433
Bridgestone Corp	36,700	1,791	Building Materials - 1.35%
Cie Generale des Etablissements Michelin	9,715	1,554	Asahi Glass Co Ltd	16,600	731
JTEKT Corp	18,400	330	Cie de Saint-Gobain	218,741	12,706
NGK Spark Plug Co Ltd	4,500	119	CRH PLC	548,138	20,361
NOK Corp	2,800	65	Fletcher Building Ltd	57,596	332
			LafargeHolcim Ltd (a)	23,096	1,413
Nokian Renkaat OYJ	6,266	317
Sumitomo Electric Industries Ltd	42,500	728	Sumitomo Osaka Cement Co Ltd	3,041,100	14,317
Sumitomo Rubber Industries Ltd	14,300	279	Taiheiyo Cement Corp	9,900	420
Toyota Industries Corp	9,300	608			$50,280
Yokohama Rubber Co Ltd/The	9,800	250	Chemicals - 6.00%
		$6,474	Air Liquide SA	214,493	28,924
Banks - 14.39%			Akzo Nobel NV	433,481	40,571
ABN AMRO Group NV (b)	26,313	891	BASF SE	498,659	58,482
Australia & New Zealand Banking Group Ltd	149,057	3,424	Daicel Corp	23,100	281
Banco Bilbao Vizcaya Argentaria SA	338,359	3,175	Givaudan SA	3,218	7,746
Banco de Sabadell SA	11,006,351	26,160	JSR Corp	15,800	375
Banco Santander SA	819,709	6,086	Kaneka Corp	23,000	214
			Linde AG (a)	344,102	84,495
Bank Leumi Le-Israel BM	41,926	257
Bank of East Asia Ltd/The	101,400	438	Mitsubishi Chemical Holdings Corp	80,300	876
Bank of Ireland Group PLC (a)	1,346,700	13,150	Mitsubishi Gas Chemical Co Inc	7,300	207
Bank of Kyoto Ltd/The	5,100	287	Mitsui Chemicals Inc	15,200	479
Bank of Queensland Ltd	32,420	323	Solvay SA	4,231	613
Barclays PLC	23,475,043	66,761	Teijin Ltd	7,700	171
BNP Paribas SA	342,892	28,320			$223,434
BOC Hong Kong Holdings Ltd	136,300	695	Commercial Services - 1.45%
CaixaBank SA	2,890,211	15,590	Abertis Infraestructuras SA	38,986	946
			AerCap Holdings NV (a)	5,747	311
Canadian Imperial Bank of Commerce	51,436	5,096
Chiba Bank Ltd/The	57,000	496	Atlantia SpA	18,794	622
CIMB Group Holdings Bhd	13,010,300	24,170	Babcock International Group PLC	1,692,170	16,483
Commonwealth Bank of Australia	114,982	7,295	China Merchants Port Holdings Co Ltd	4,912,151	12,952

See accompanying notes.

Schedule of Investments
Overseas Fund
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Engineering & Construction (continued)
Cielo SA	2,551,700	$21,536	CK Infrastructure Holdings Ltd	54,500	$485
Dai Nippon Printing Co Ltd	21,400	478	Kajima Corp	74,000	735
Randstad Holding NV	9,859	696	Obayashi Corp	53,600	647
		$54,024	Taisei Corp	17,000	868
Computers - 0.01%			Vinci SA	28,451	3,075
Nomura Research Institute Ltd	7,000	323			$21,834
			Entertainment - 0.02%
Distribution & Wholesale - 1.05%			Tabcorp Holdings Ltd	158,041	658
ITOCHU Corp	84,800	1,669
Li & Fung Ltd	490,000	250	Environmental Control - 0.00%
Marubeni Corp	93,500	703	Kurita Water Industries Ltd	2,700	89
Mitsubishi Corp	85,600	2,399
Mitsui & Co Ltd	96,700	1,701	Food - 0.81%
Rexel SA	25,105	452	Aryzta AG (a)	768,493	20,690
Sumitomo Corp	1,795,400	31,044	Carrefour SA	29,369	701
Toyota Tsusho Corp	17,500	711	ICA Gruppen AB	6,659	260
		$38,929	J Sainsbury PLC	135,931	489
Diversified Financial Services - 0.86%			Koninklijke Ahold Delhaize NV	75,365	1,684
Daiwa Securities Group Inc	95,000	684	Nestle SA	64,067	5,534
Deutsche Boerse AG	109,100	14,021	Toyo Suisan Kaisha Ltd	4,700	191
Julius Baer Group Ltd (a)	12,041	827	Wm Morrison Supermarkets PLC	185,086	583
Mebuki Financial Group Inc	82,860	378			$30,132
Mitsubishi UFJ Lease & Finance Co Ltd	37,000	240	Forest Products & Paper - 0.05%
Nomura Holdings Inc	210,400	1,374	Mondi PLC	30,393	810
ORIX Corp	76,900	1,440	UPM-Kymmene OYJ	30,345	1,023
Samsung Securities Co Ltd	316,332	12,895			$1,833
		$31,859	Gas - 0.41%
Electric - 3.85%			Centrica PLC	314,117	596
AusNet Services	149,403	204	National Grid PLC	1,094,597	12,542
Chubu Electric Power Co Inc	53,200	670	Osaka Gas Co Ltd	31,000	617
CLP Holdings Ltd	93,500	953	Snam SpA	115,028	559
EDP - Energias de Portugal SA	196,707	690	Tokyo Gas Co Ltd	32,100	766
Electric Power Development Co Ltd	12,100	345			$15,080
Electricite de France SA	47,794	657	Hand & Machine Tools - 0.70%
Endesa SA	26,287	590	Fuji Electric Co Ltd	3,176,000	26,222
Enel SpA	4,744,539	30,163
Engie SA	2,274,983	39,504	Healthcare - Services - 0.01%
Fortum OYJ	921,362	19,980	Healthscope Ltd	143,681	224
HK Electric Investments & HK Electric	219,000	202
Investments Ltd (b)			Holding Companies - Diversified - 0.12%
Iberdrola SA	327,550	2,666	Bollore SA	35,489	206
Innogy SE (b)	11,492	438	CK Hutchison Holdings Ltd	153,000	2,064
Kansai Electric Power Co Inc/The	58,200	725	Industrivarden AB	6,771	180
Kyushu Electric Power Co Inc	12,000	132	Jardine Matheson Holdings Ltd	12,233	777
Mercury NZ Ltd	36,304	92	NWS Holdings Ltd	128,000	249
Meridian Energy Ltd	106,060	227	Swire Pacific Ltd	41,000	409
Power Assets Holdings Ltd	78,000	693	Wharf Holdings Ltd/The	100,000	407
Red Electrica Corp SA	255,464	5,389			$4,292
Sembcorp Industries Ltd	79,600	206	Home Builders - 0.08%
SSE PLC	1,980,283	36,725	Barratt Developments PLC	54,312	451
Terna Rete Elettrica Nazionale SpA	116,447	701	Berkeley Group Holdings PLC	10,722	604
Tohoku Electric Power Co Inc	37,400	484	Iida Group Holdings Co Ltd	7,900	157
Tokyo Electric Power Co Holdings Inc (a)	119,600	486	Persimmon PLC	12,771	454
Uniper SE	16,657	497	Sekisui House Ltd	33,200	610
		$143,419	Taylor Wimpey PLC	270,798	732
Electrical Components & Equipment - 1.59%					$3,008
Schneider Electric SE (a)	632,042	59,221	Insurance - 6.45%
			Aegon NV	109,689	750
Electronics - 0.92%			Ageas	15,595	825
Koninklijke Philips NV	795,951	32,443	Allianz SE	27,965	7,073
Kyocera Corp	18,200	1,215	AMP Ltd	147,533	623
Nippon Electric Glass Co Ltd	6,900	285	Assicurazioni Generali SpA	77,719	1,542
Yokogawa Electric Corp	6,600	141	Aviva PLC	6,545,054	47,748
		$34,084	AXA SA	120,643	3,968
Engineering & Construction - 0.59%			Baloise Holding AG	4,040	661
ACS Actividades de Construccion y Servicios	19,935	797	CNP Assurances	14,204	364
SA			Dai-ichi Life Holdings Inc	54,800	1,156
ACS Actividades de Construccion y Servicios	19,534	10	Gjensidige Forsikring ASA	16,550	312
SA - Rights (a)			Insurance Australia Group Ltd	157,174	915
Balfour Beatty PLC	3,550,430	14,247	Japan Post Holdings Co Ltd	91,600	1,095
Boskalis Westminster	7,536	301	Legal & General Group PLC	370,562	1,423
Bouygues SA	12,045	669	Manulife Financial Corp	1,390,100	29,497
			Mapfre SA	89,203	317

See accompanying notes.

Schedule of Investments
Overseas Fund
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)			Mining - 0.65%
MS&AD Insurance Group Holdings Inc	27,500	$939	Anglo American PLC	75,951	$1,841
Muenchener Rueckversicherungs-Gesellschaft	121,817	28,660	Antofagasta PLC	16,315	216
AG in Muenchen			BHP Billiton PLC	760,121	16,928
NN Group NV	18,945	894	Mitsubishi Materials Corp	9,200	343
Old Mutual PLC	306,808	1,018	Rio Tinto PLC	70,269	3,911
Prudential PLC	1,449,205	39,230	South32 Ltd	293,087	900
QBE Insurance Group Ltd	69,441	602			$24,139
Sampo Oyj	27,809	1,616	Miscellaneous Manufacturers - 0.76%
SCOR SE	14,298	640	Alfa Laval AB	750,034	19,684
Sompo Holdings Inc	306,300	12,299	FUJIFILM Holdings Corp	23,100	890
Standard Life Aberdeen PLC	166,680	1,008	Orica Ltd	10,700	165
Suncorp Group Ltd	65,423	719	Siemens AG	43,134	6,548
Swiss Life Holding AG (a)	2,021	759	Smiths Group PLC	16,368	372
Swiss Re AG	15,957	1,574	Toshiba Corp (a)	269,000	770
T&D Holdings Inc	43,300	776			$28,429
Tokio Marine Holdings Inc	34,300	1,622	Office & Business Equipment - 0.08%
UnipolSai Assicurazioni SpA	81,968	212	Canon Inc	60,300	2,406
XL Group Ltd	453,000	16,689	Konica Minolta Inc	39,400	394
Zurich Insurance Group AG	99,898	32,861			$2,800
		$240,387	Oil & Gas - 7.52%
Internet - 1.73%			BP PLC	8,195,285	58,468
Baidu Inc ADR(a)	179,997	44,445	Caltex Australia Ltd	7,553	211
SBI Holdings Inc/Japan	16,700	406	CNOOC Ltd	9,155,000	14,390
Trend Micro Inc/Japan	360,900	19,536	Ecopetrol SA ADR	1,629,300	30,745
		$64,387	Encana Corp	3,146,029	38,903
Investment Companies - 0.04%			Eni SpA	1,625,340	29,260
BGP Holdings PLC (a),(c),(d)	738,711	—	Idemitsu Kosan Co Ltd	11,100	417
Eurazeo SA	1,796	189	Inpex Corp	1,739,800	22,690
EXOR NV	8,974	694	JXTG Holdings Inc	173,410	1,155
Groupe Bruxelles Lambert SA	6,677	786	Neste Oyj	10,611	734
		$1,669	OMV AG	12,187	785
Iron & Steel - 0.11%			Repsol SA	81,038	1,525
ArcelorMittal (a)	18,970	687	Royal Dutch Shell PLC - A Shares	291,673	10,226
Fortescue Metals Group Ltd	128,851	512	Royal Dutch Shell PLC - B Shares	1,737,001	61,616
Hitachi Metals Ltd	17,700	241	Showa Shell Sekiyu KK	15,500	220
JFE Holdings Inc	29,400	699	Statoil ASA	74,386	1,743
Kobe Steel Ltd	25,600	267	TOTAL SA	120,553	6,990
Nippon Steel & Sumitomo Metal Corp	42,800	1,092			$280,078
voestalpine AG	9,488	616	Oil & Gas Services - 1.09%
		$4,114	Oceaneering International Inc	870,400	18,000
Leisure Products & Services - 0.96%			TechnipFMC PLC	694,840	22,490
Carnival PLC	502,724	35,469			$40,490
TUI AG	18,219	412	Packaging & Containers - 0.59%
		$35,881	RPC Group PLC	1,809,600	21,862
Lodging - 0.62%			Toyo Seikan Group Holdings Ltd	13,500	219
Accor SA	10,098	575			$22,081
Sands China Ltd	136,400	811	Pharmaceuticals - 9.74%
SJM Holdings Ltd	21,818,000	21,756	Alfresa Holdings Corp	15,600	380
		$23,142	AstraZeneca PLC	657,860	45,664
Machinery - Construction & Mining - 3.33%			Bayer AG	265,059	34,733
ABB Ltd	1,937,366	54,000	Daiichi Sankyo Co Ltd	31,900	1,071
Hitachi Ltd	5,929,800	47,318	Eisai Co Ltd	14,300	814
Komatsu Ltd	530,800	20,862	GlaxoSmithKline PLC	4,176,259	77,737
Mitsubishi Electric Corp	109,500	2,015	Hisamitsu Pharmaceutical Co Inc	2,500	171
		$124,195	Medipal Holdings Corp	14,100	275
Machinery - Diversified - 1.51%			Novartis AG	823,802	74,354
Amada Holdings Co Ltd	18,300	272	Otsuka Holdings Co Ltd	14,400	640
CNH Industrial NV	2,091,232	30,923	Roche Holding AG	165,861	40,980
GEA Group AG	492,816	24,511	Sanofi	416,707	36,775
Mitsubishi Heavy Industries Ltd	16,400	619	Sinopharm Group Co Ltd	217,200	957
		$56,325	Sumitomo Dainippon Pharma Co Ltd	8,300	123
Media - 0.05%			Suzuken Co Ltd/Aichi Japan	4,000	170
Axel Springer SE	1,965	173	Taisho Pharmaceutical Holdings Co Ltd	2,600	212
ITV PLC	299,838	711	Takeda Pharmaceutical Co Ltd	801,900	46,971
Lagardere SCA	9,766	305	Teva Pharmaceutical Industries Ltd ADR	46,202	943
RTL Group SA	3,203	271			$362,970
Singapore Press Holdings Ltd	132,400	266	Pipelines - 0.50%
		$1,726	Koninklijke Vopak NV	415,900	18,774
Metal Fabrication & Hardware - 0.04%
NSK Ltd	31,900	529	Private Equity - 0.02%
SKF AB	31,261	773	3i Group PLC	60,518	800
		$1,302

See accompanying notes.

Schedule of Investments
Overseas Fund
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Real Estate - 0.34%			Telecommunications (continued)
CapitaLand Ltd	212,100	$619	Nippon Telegraph & Telephone Corp		39,100	$1,872
CK Asset Holdings Ltd	72,500	690	NTT DOCOMO Inc		77,000	1,913
Hang Lung Group Ltd	72,000	273	Orange SA		115,035	2,079
Hang Lung Properties Ltd	167,000	440	PCCW Ltd		351,000	202
Henderson Land Development Co Ltd	98,800	690	Singapore Telecommunications Ltd		458,500	1,237
Hongkong Land Holdings Ltd	97,307	701	SK Telecom Co Ltd		174,223	43,263
Hysan Development Co Ltd	51,000	285	Spark New Zealand Ltd		151,691	401
Kerry Properties Ltd	53,500	256	StarHub Ltd		49,100	108
Mitsubishi Estate Co Ltd	36,200	696	Swisscom AG		1,493	815
Mitsui Fudosan Co Ltd	50,200	1,322	Telecom Italia SpA/Milano		498,878	381
New World Development Co Ltd	486,285	784	Telefonica SA		230,075	2,360
Nomura Real Estate Holdings Inc	10,300	247	Telenor ASA		43,291	1,012
Sino Land Co Ltd	260,000	480	Telia Co AB		131,490	660
Sun Hung Kai Properties Ltd	82,383	1,424	Telstra Corp Ltd		211,233	625
Swire Properties Ltd	96,600	338	TPG Telecom Ltd		29,990	154
Swiss Prime Site AG (a)	5,915	573	Vodafone Group PLC		12,323,248	39,285
Tokyo Tatemono Co Ltd	17,000	274				$230,446
Tokyu Fudosan Holdings Corp	42,300	335	Transportation - 3.02%
UOL Group Ltd	40,300	280	Canadian Pacific Railway Ltd		207,828	38,480
Vonovia SE	30,176	1,488	Central Japan Railway Co		8,100	1,539
Wheelock & Co Ltd	43,000	336	East Japan Railway Co		451,600	45,076
		$12,531	Hankyu Hanshin Holdings Inc		9,900	400
REITs - 0.30%			Kamigumi Co Ltd		9,600	211
Ascendas Real Estate Investment Trust	205,800	432	MTR Corp Ltd		43,000	246
Dexus	84,203	646	Nippon Express Co Ltd		6,600	476
Fonciere Des Regions	2,752	303	Royal Mail PLC		74,484	496
GPT Group/The	149,106	604	Seibu Holdings Inc		1,256,400	25,183
Hammerson PLC	65,646	460	Tobu Railway Co Ltd		8,000	270
Japan Prime Realty Investment Corp	70	248	Tokyu Corp		15,300	257
Japan Real Estate Investment Corp	101	519				$112,634
Japan Retail Fund Investment Corp	221	441	TOTAL COMMON STOCKS			$3,516,784
Klepierre SA	18,210	832	INVESTMENT COMPANIES - 2.52%		Shares Held	Value (000's)
Mirvac Group	199,627	355	Money Market Funds - 2.52%
Nippon Building Fund Inc	110	590	Principal Government Money Market Fund (e)		93,888,873	93,889
Nomura Real Estate Master Fund Inc	309	430
Scentre Group	353,466	1,186	TOTAL INVESTMENT COMPANIES			$93,889
Segro PLC	82,720	684	PREFERRED STOCKS - 2.62%		Shares Held	Value (000's)
Stockland	200,155	683
Suntec Real Estate Investment Trust	208,200	328	Automobile Manufacturers - 2.61%
Unibail-Rodamco SE	6,213	1,593	Bayerische Motoren Werke AG	3.52%	4,561	$446
United Urban Investment Corp	252	399	Porsche Automobil Holding SE	1.01%	8,234	762
Vicinity Centres	278,485	605	Volkswagen AG 2.06%		437,052	96,110
		$11,338				$97,318
Retail - 1.78%			Automobile Parts & Equipment - 0.01%
Aeon Co Ltd	25,300	432	Schaeffler AG 0.50%		6,727	134
Cie Financiere Richemont SA	372,529	35,732
FamilyMart UNY Holdings Co Ltd	3,400	229	TOTAL PREFERRED STOCKS			$97,452
Harvey Norman Holdings Ltd	46,059	167	Total Investments			$3,708,125
HUGO BOSS AG	293,585	26,964	Other Assets and Liabilities - 0.45%			$16,689
J Front Retailing Co Ltd	20,100	369	TOTAL NET ASSETS - 100.00%			$3,724,814
Kingfisher PLC	180,607	889
Lawson Inc	4,100	278
Next PLC	12,169	879	(a) Non-income producing security
Swatch Group AG/The	3,004	259	(b)			Security exempt from registration under Rule 144A of the Securities Act of
Takashimaya Co Ltd	24,000	250	1933. These securities may be resold in transactions exempt from
		$66,448	registration, normally to qualified institutional buyers. At the end of the
			period, the value of these securities totaled $1,531 or 0.04% of net assets.
Semiconductors - 1.34%			(c)			The value of these investments was determined using significant
MediaTek Inc	1,866,900	19,102	unobservable inputs.
Samsung Electronics Co Ltd	13,218	30,895	(d)			Fair value of these investments is determined in good faith by the Manager
		$49,997	under procedures established and periodically reviewed by the Board of
Shipbuilding - 0.01%			Directors. Certain inputs used in the valuation may be unobservable;
Yangzijiang Shipbuilding Holdings Ltd	190,400	232	however, each security is evaluated individually for purposes of ASC 820
			which results in not all securities being identified as Level 3 of the fair
Software - 1.39%			value hierarchy. At the end of the period, the fair value of these securities
Micro Focus International PLC	666,578	20,377	totaled $0 or 0.00% of net assets.
SAP SE	277,788	31,429	(e)			Affiliated Security. Security is either an affiliate (and registered under the
		$51,806	Investment Company Act of 1940) or an affiliate as defined by the
Telecommunications - 6.19%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
BT Group PLC	486,088	1,776	outstanding voting shares of the security). Please see affiliated sub-
China Mobile Ltd	5,292,841	55,736	schedule for transactional information.
Deutsche Telekom AG	1,519,291	26,649
Elisa OYJ	5,884	250
KDDI Corp	1,957,100	49,668

See accompanying notes.

Schedule of Investments
Overseas Fund
January 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		21.62%
Japan		15.38%
Germany		12.18%
Switzerland		8.61%
France		7.67%
Netherlands		5.40%
United States		3.95%
Canada		3.72%
Italy		3.61%
Hong Kong		2.89%
Korea, Republic Of		2.33%
Spain		1.75%
China		1.62%
Australia		1.26%
Singapore		1.01%
Ireland		0.91%
Colombia		0.83%
Austria		0.80%
Sweden		0.73%
Malaysia		0.65%
Finland		0.64%
Brazil		0.58%
Taiwan, Province Of China		0.51%
Bermuda		0.45%
Norway		0.12%
Belgium		0.10%
Israel		0.05%
Denmark		0.05%
Luxembourg		0.03%
New Zealand		0.03%
Portugal		0.02%
South Africa		0.02%
Macao		0.02%
Chile		0.01%
Other Assets and Liabilities		0.45%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017			Purchases		Sales		January 31, 2018
		Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—			$272,059	$178,170		$93,889
		$—			$272,059	$178,170		$93,889

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	138			$—			$—	$—
	$138			$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2018	Long		683		$73,269			$2,772
S&P 500 Emini; March 2018	Long		223		31,507			1,347
Total								$4,119

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Fund January 31, 2018 (unaudited)

COMMON STOCKS - 98.38%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.45%			Environmental Control - 0.95%
Boeing Co/The	64,619	$22,899	Waste Connections Inc	291,353	$20,925
Northrop Grumman Corp	121,602	41,409
Teledyne Technologies Inc (a)	61,628	11,766	Food - 1.48%
		$76,074	Kroger Co/The	168,558	5,118
Airlines - 1.13%			McCormick & Co Inc/MD	123,931	13,480
Alaska Air Group Inc	378,541	24,882	Safeway, Inc. - CVR - Casa Ley (a),(b),(c)	2,740	—
			Safeway, Inc. - CVR - Property Development	2,740	—
Apparel - 1.02%			Centers (a),(b),(c)
Deckers Outdoor Corp (a)	108,445	9,295	Tyson Foods Inc	183,725	13,983
NIKE Inc	193,999	13,234			$32,581
		$22,529	Hand & Machine Tools - 0.69%
Automobile Manufacturers - 0.88%			Snap-on Inc	88,466	15,155
PACCAR Inc	258,876	19,302
			Healthcare - Products - 5.39%
Automobile Parts & Equipment - 0.87%			Abbott Laboratories	192,650	11,975
Adient PLC	126,185	8,177	Becton Dickinson and Co	113,658	27,612
Autoliv Inc	72,438	11,026	Bio-Techne Corp	31,415	4,407
			Edwards Lifesciences Corp (a)	147,767	18,704
		$19,203
Banks - 9.86%			Medtronic PLC	229,675	19,727
East West Bancorp Inc	269,976	17,794	Thermo Fisher Scientific Inc	116,921	26,203
			Varian Medical Systems Inc (a)	80,225	10,229
Goldman Sachs Group Inc/The	57,959	15,527
JPMorgan Chase & Co	583,781	67,526			$118,857
PNC Financial Services Group Inc/The	356,688	56,364	Healthcare - Services - 1.14%
US Bancorp	644,130	36,805	UnitedHealth Group Inc	85,570	20,261
Wells Fargo & Co	354,290	23,305	Universal Health Services Inc	40,320	4,899
		$217,321			$25,160
Beverages - 2.88%			Insurance - 0.76%
Brown-Forman Corp - B Shares	83,462	5,784	Chubb Ltd	107,112	16,726
Dr Pepper Snapple Group Inc	224,530	26,798
PepsiCo Inc	257,567	30,985	Internet - 7.39%
			Alphabet Inc - A Shares (a)	34,124	40,342
Biotechnology - 1.90%		$63,567	Alphabet Inc - C Shares (a)	23,478	27,468
Biogen Inc (a)	70,985	24,689	Amazon.com Inc (a)	31,017	45,002
			Facebook Inc (a)	170,307	31,829
Gilead Sciences Inc	205,557	17,226	Priceline Group Inc/The (a)	9,508	18,180
		$41,915
Building Materials - 0.21%					$162,821
Apogee Enterprises Inc	100,788	4,587	Iron & Steel - 0.42%
			Reliance Steel & Aluminum Co	104,611	9,163
Chemicals - 2.54%
DowDuPont Inc	225,165	17,018	Machinery - Diversified - 1.26%
FMC Corp	132,913	12,139	Deere & Co	107,590	17,905
HB Fuller Co	342,971	17,783	Roper Technologies Inc	35,435	9,943
Innospec Inc	126,420	9,077			$27,848
		$56,017	Media - 3.66%
Commercial Services - 2.00%			Comcast Corp - Class A	1,090,486	46,378
Aaron's Inc	298,844	12,220	Nexstar Media Group Inc	126,381	9,491
KAR Auction Services Inc	297,253	16,212	Sirius XM Holdings Inc	1,789,930	10,937
PayPal Holdings Inc (a)	184,140	15,711	Walt Disney Co/The	128,337	13,946
		$44,143			$80,752
Computers - 3.62%			Miscellaneous Manufacturers - 0.22%
Apple Inc	477,029	79,869	Crane Co	25,428	2,541
			General Electric Co	139,572	2,257
Cosmetics & Personal Care - 0.69%					$4,798
Procter & Gamble Co/The	175,797	15,178	Oil & Gas - 4.72%
			Chevron Corp	215,426	27,004
Distribution & Wholesale - 0.16%			Cimarex Energy Co	355,451	39,882
Pool Corp	26,531	3,588	Exxon Mobil Corp	226,524	19,775
			Valero Energy Corp	180,156	17,289
Diversified Financial Services - 4.79%					$103,950
Ameriprise Financial Inc	205,020	34,587	Oil & Gas Services - 0.81%
Charles Schwab Corp/The	384,042	20,485	Schlumberger Ltd	242,804	17,866
Discover Financial Services	368,039	29,369
FNF Group	544,144	21,211	Pharmaceuticals - 4.49%
		$105,652	Allergan PLC	75,036	13,526
Electric - 2.32%			Bristol-Myers Squibb Co	182,212	11,406
NextEra Energy Inc	174,566	27,655	Johnson & Johnson	219,378	30,316
Xcel Energy Inc	512,993	23,413	McKesson Corp	26,642	4,499
		$51,068	Merck & Co Inc	302,234	17,907
Electronics - 0.42%			Pfizer Inc	573,420	21,240
Waters Corp (a)	43,079	9,288			$98,894
			REITs - 3.30%
			Alexandria Real Estate Equities Inc	236,512	30,676
			American Tower Corp	92,702	13,692

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)			Portfolio Summary (unaudited)
Host Hotels & Resorts Inc	942,032	$19,557	Sector	Percent
Realty Income Corp	167,858	8,928	Consumer, Non-cyclical	19.97%
		$72,853	Financial	19.15%
Retail - 3.49%			Technology	16.77%
Chipotle Mexican Grill Inc (a)	18,514	6,013	Communications	14.61%
Costco Wholesale Corp	76,704	14,947	Consumer, Cyclical	9.03%
CVS Health Corp	158,717	12,489	Industrial	8.04%
Home Depot Inc/The	125,354	25,184	Energy	5.53%
Lululemon Athletica Inc (a)	70,784	5,536	Basic Materials	2.96%
Starbucks Corp	226,264	12,854	Utilities	2.32%
		$77,023	Investment Companies	1.81%
Savings & Loans - 0.44%			Other Assets and Liabilities	(0.19)%
Washington Federal Inc	268,338	9,633	TOTAL NET ASSETS	100.00%

Semiconductors - 4.08%
Applied Materials Inc	166,717	8,941
Broadcom Ltd	65,584	16,267
Lam Research Corp	73,141	14,008
Microchip Technology Inc	390,517	37,185
NVIDIA Corp	11,550	2,839
QUALCOMM Inc	157,987	10,782
		$90,022
Software - 9.07%
Adobe Systems Inc (a)	114,093	22,791
Black Knight Inc (a)	371,006	18,365
Fair Isaac Corp	66,645	11,507
Fidelity National Information Services Inc	170,146	17,416
Microsoft Corp	1,034,264	98,265
Omnicell Inc (a)	171,287	8,402
Oracle Corp	293,797	15,157
Red Hat Inc (a)	61,789	8,118
		$200,021
Telecommunications - 3.56%
AT&T Inc	485,392	18,178
Cisco Systems Inc	940,232	39,057
T-Mobile US Inc (a)	165,210	10,755
Verizon Communications Inc	193,026	10,437
		$78,427
Toys, Games & Hobbies - 1.48%
Hasbro Inc	346,061	32,727

Transportation - 0.84%
Expeditors International of Washington Inc	90,358	5,869
Union Pacific Corp	94,319	12,591
		$18,460
TOTAL COMMON STOCKS		$2,168,845
INVESTMENT COMPANIES - 1.81%	Shares Held	Value (000's)
Money Market Funds - 1.81%
Principal Government Money Market Fund (d)	39,921,540	39,922

TOTAL INVESTMENT COMPANIES		$39,922
Total Investments		$2,208,767
Other Assets and Liabilities - (0.19)%		$(4,234)
TOTAL NET ASSETS - 100.00%		$2,204,533

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$206,914	$166,992		$39,922
		$—		$206,914	$166,992		$39,922

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$46		$—			$—	$—
	$46		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.19%
Blue Chip Fund (a)	1,177,124	$26,921
Diversified Real Asset Fund (a)	2,472,543	29,374
Global Diversified Income Fund (a)	6,216,274	88,830
Global Multi-Strategy Fund (a)	4,401,113	50,393
International Small Company Fund (a)	1,236,427	16,457
LargeCap Growth Fund I (a)	1,755,939	27,726
MidCap Fund (a)	864,524	24,596
MidCap Value Fund III (a)	791,315	17,504
SmallCap Growth Fund I (a)	574,679	8,344
SmallCap Value Fund II (a)	578,847	7,751
		$297,896
Principal Funds, Inc. Institutional Class - 69.82%
Bond Market Index Fund (a)	7,685,855	83,007
Core Plus Bond Fund (a)	15,565,314	169,039
Diversified International Fund (a)	3,404,399	50,079
Equity Income Fund (a)	781,608	25,621
Global Opportunities Fund (a)	2,516,684	33,749
Inflation Protection Fund (a)	6,262,447	53,043
LargeCap S&P 500 Index Fund (a)	2,773,625	51,340
LargeCap Value Fund III (a)	1,442,582	25,635
Overseas Fund (a)	4,093,952	49,127
Short-Term Income Fund (a)	12,254,054	148,396
		$689,036
TOTAL INVESTMENT COMPANIES		$986,932
Total Investments		$986,932
Other Assets and Liabilities - (0.01)%		$(126)
TOTAL NET ASSETS - 100.00%		$986,806

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	45.95%
Domestic Equity Funds	21.83%
Specialty Funds	17.09%
International Equity Funds	15.14%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2010 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$27,672	$813	$3,574	$26,921
Bond Market Index Fund	91,222	4,108	9,463	83,007
Core Plus Bond Fund	183,078	5,430	17,575	169,039
Diversified International Fund	51,475	1,083	5,170	50,079
Diversified Real Asset Fund	28,822	2,356	2,330	29,374
Equity Income Fund	28,205	1,411	4,991	25,621
Global Diversified Income Fund	93,711	2,187	8,345	88,830
Global Multi-Strategy Fund	53,529	2,754	5,406	50,393
Global Opportunities Fund	34,373	3,389	3,830	33,749
Inflation Protection Fund	59,818	1,405	7,290	53,043
International Small Company Fund	16,627	847	1,572	16,457
LargeCap Growth Fund I	27,958	1,866	3,573	27,726
LargeCap S&P 500 Index Fund	47,533	6,483	4,148	51,340
LargeCap Value Fund III	25,812	1,765	2,834	25,635
MidCap Fund	25,353	914	2,586	24,596
MidCap Value Fund III	18,349	1,344	2,074	17,504
Overseas Fund	50,638	1,713	5,171	49,127
Short-Term Income Fund	160,070	5,329	15,849	148,396
SmallCap Growth Fund I	8,641	509	967	8,344
SmallCap Value Fund II	8,411	519	965	7,751
	$1,041,297	$46,225	$107,713	$986,932

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$38	$741	$676	$1,269
Bond Market Index Fund	2,075	(87)	—	(2,773)
Core Plus Bond Fund	1,430	(8)	—	(1,886)
Diversified International Fund	891	(215)	—	2,906
Diversified Real Asset Fund	673	1	—	525
Equity Income Fund	192	1,486	1,120	(490)
Global Diversified Income Fund	1,150	14	—	1,263
Global Multi-Strategy Fund	1,309	141	239	(625)
Global Opportunities Fund	2,778	276	469	(459)
Inflation Protection Fund	1,139	304	—	(1,194)
International Small Company Fund	711	67	74	488
LargeCap Growth Fund I	159	1,096	1,609	379
LargeCap S&P 500 Index Fund	900	12	2,505	1,460
LargeCap Value Fund III	541	337	1,126	555
MidCap Fund	33	803	785	112
MidCap Value Fund III	586	157	687	(272)
Overseas Fund	1,218	343	303	1,604
Short-Term Income Fund	787	(18)	—	(1,136)
SmallCap Growth Fund I	192	226	285	(65)
SmallCap Value Fund II	224	218	263	(432)
	$17,026	$5,894	$10,141	$1,229
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2015 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 31.20%
Blue Chip Fund (a)	935,143	$21,387
Diversified Real Asset Fund (a)	1,327,500	15,771
Global Diversified Income Fund (a)	3,400,606	48,595
Global Multi-Strategy Fund (a)	2,390,075	27,366
International Small Company Fund (a)	1,005,365	13,381
LargeCap Growth Fund I (a)	1,394,547	22,020
MidCap Fund (a)	666,257	18,955
MidCap Value Fund III (a)	636,676	14,083
SmallCap Growth Fund I (a)	485,104	7,044
SmallCap Value Fund II (a)	489,086	6,549
		$195,151
Principal Funds, Inc. Institutional Class - 68.81%
Bond Market Index Fund (a)	4,742,204	51,216
Core Plus Bond Fund (a)	9,165,876	99,541
Diversified International Fund (a)	2,685,096	39,498
Equity Income Fund (a)	619,163	20,296
Global Opportunities Fund (a)	2,190,911	29,380
Inflation Protection Fund (a)	3,135,596	26,558
LargeCap S&P 500 Index Fund (a)	2,145,543	39,714
LargeCap Value Fund III (a)	1,148,153	20,403
Overseas Fund (a)	3,226,417	38,717
Short-Term Income Fund (a)	5,372,960	65,067
		$430,390
TOTAL INVESTMENT COMPANIES		$625,541
Total Investments		$625,541
Other Assets and Liabilities - (0.01)%		$(58)
TOTAL NET ASSETS - 100.00%		$625,483

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	38.75%
Domestic Equity Funds	27.26%
International Equity Funds	19.34%
Specialty Funds	14.66%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2015 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$21,441	$711	$2,361	$21,387
Bond Market Index Fund	55,811	1,976	4,820	51,216
Core Plus Bond Fund	107,279	2,390	9,008	99,541
Diversified International Fund	40,027	985	3,649	39,498
Diversified Real Asset Fund	16,248	497	1,262	15,771
Equity Income Fund	21,274	1,179	2,932	20,296
Global Diversified Income Fund	50,160	1,847	4,114	48,595
Global Multi-Strategy Fund	28,741	1,504	2,625	27,366
Global Opportunities Fund	29,090	3,001	2,578	29,380
Inflation Protection Fund	27,528	2,008	2,523	26,558
International Small Company Fund	13,470	728	1,273	13,381
LargeCap Growth Fund I	21,665	1,540	2,361	22,020
LargeCap S&P 500 Index Fund	37,020	4,316	2,775	39,714
LargeCap Value Fund III	20,262	1,463	2,032	20,403
MidCap Fund	19,187	765	1,701	18,955
MidCap Value Fund III	14,643	1,122	1,594	14,083
Overseas Fund	39,346	1,476	3,648	38,717
Short-Term Income Fund	66,935	4,912	6,282	65,067
SmallCap Growth Fund I	7,130	450	674	7,044
SmallCap Value Fund II	6,941	459	674	6,549
	$644,198	$33,329	$58,886	$625,541

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$30	$443	$532	$1,153
Bond Market Index Fund	1,262	7	—	(1,758)
Core Plus Bond Fund	836	11	—	(1,131)
Diversified International Fund	697	709	—	1,426
Diversified Real Asset Fund	361	(8)	—	296
Equity Income Fund	151	770	879	5
Global Diversified Income Fund	624	(2)	—	704
Global Multi-Strategy Fund	704	57	128	(311)
Global Opportunities Fund	2,385	223	402	(356)
Inflation Protection Fund	568	(13)	—	(442)
International Small Company Fund	573	59	60	397
LargeCap Growth Fund I	125	830	1,266	346
LargeCap S&P 500 Index Fund	690	94	1,917	1,059
LargeCap Value Fund III	427	242	887	468
MidCap Fund	25	444	599	260
MidCap Value Fund III	466	128	547	(216)
Overseas Fund	952	172	236	1,371
Short-Term Income Fund	340	(1)	—	(497)
SmallCap Growth Fund I	161	145	238	(7)
SmallCap Value Fund II	187	140	220	(317)
	$11,564	$4,450	$7,911	$2,450
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.35%
Blue Chip Fund (a)	9,780,034	$223,669
Diversified Real Asset Fund (a)	11,050,473	131,280
Global Diversified Income Fund (a)	24,553,050	350,863
Global Multi-Strategy Fund (a)	19,493,670	223,203
International Small Company Fund (a)	10,143,417	135,009
LargeCap Growth Fund I (a)	14,559,961	229,902
MidCap Fund (a)	6,848,754	194,847
MidCap Value Fund III (a)	6,545,362	144,783
SmallCap Growth Fund I (a)	4,820,720	69,997
SmallCap Value Fund II (a)	4,865,383	65,147
		$1,768,700
Principal Funds, Inc. Institutional Class - 66.66%
Bond Market Index Fund (a)	33,850,728	365,588
Core Plus Bond Fund (a)	72,782,654	790,420
Diversified International Fund (a)	27,648,739	406,713
Equity Income Fund (a)	6,482,719	212,503
Global Opportunities Fund (a)	21,490,866	288,192
Inflation Protection Fund (a)	20,362,412	172,470
LargeCap S&P 500 Index Fund (a)	20,874,008	386,378
LargeCap Value Fund III (a)	11,920,801	211,833
Overseas Fund (a)	33,271,260	399,255
Short-Term Income Fund (a)	24,942,708	302,056
		$3,535,408
TOTAL INVESTMENT COMPANIES		$5,304,108
Total Investments		$5,304,108
Other Assets and Liabilities - (0.01)%		$(541)
TOTAL NET ASSETS - 100.00%		$5,303,567

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	32.79%
Fixed Income Funds	30.74%
International Equity Funds	23.18%
Specialty Funds	13.30%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2020 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$222,825	$6,331	$22,113	$223,669
Bond Market Index Fund	402,627	15,102	39,488	365,588
Core Plus Bond Fund	851,087	21,607	73,429	790,420
Diversified International Fund	409,701	7,988	32,796	406,713
Diversified Real Asset Fund	136,689	3,317	11,091	131,280
Equity Income Fund	219,165	11,303	25,973	212,503
Global Diversified Income Fund	365,621	11,912	31,722	350,863
Global Multi-Strategy Fund	235,555	10,658	20,854	223,203
Global Opportunities Fund	286,384	28,267	24,809	288,192
Inflation Protection Fund	179,701	12,366	16,637	172,470
International Small Company Fund	134,958	6,697	11,185	135,009
LargeCap Growth Fund I	224,900	15,087	22,113	229,902
LargeCap S&P 500 Index Fund	365,213	40,797	30,613	386,378
LargeCap Value Fund III	210,231	14,206	19,885	211,833
MidCap Fund	195,259	6,853	14,419	194,847
MidCap Value Fund III	147,715	10,833	12,737	144,783
Overseas Fund	403,134	13,134	32,798	399,255
Real Estate Securities Fund	39,555	—	40,588	—
Short-Term Income Fund	302,685	33,636	31,945	302,056
SmallCap Growth Fund I	69,614	4,138	5,103	69,997
SmallCap Value Fund II	67,808	4,233	5,102	65,147
	$5,470,427	$278,465	$525,400	$5,304,108

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$316	$4,206	$5,637	$12,420
Bond Market Index Fund	9,204	(109)	—	(12,544)
Core Plus Bond Fund	6,668	(46)	—	(8,799)
Diversified International Fund	7,271	(124)	—	21,944
Diversified Real Asset Fund	3,048	(214)	—	2,579
Equity Income Fund	1,603	5,914	9,322	2,094
Global Diversified Income Fund	4,557	(18)	—	5,070
Global Multi-Strategy Fund	5,802	517	1,057	(2,673)
Global Opportunities Fund	23,739	1,441	4,005	(3,091)
Inflation Protection Fund	3,732	(4)	—	(2,956)
International Small Company Fund	5,854	412	611	4,127
LargeCap Growth Fund I	1,322	4,960	13,388	7,068
LargeCap S&P 500 Index Fund	6,823	(117)	18,979	11,098
LargeCap Value Fund III	4,491	1,762	9,338	5,519
MidCap Fund	264	1,170	6,238	5,984
MidCap Value Fund III	4,861	576	5,702	(1,604)
Overseas Fund	9,949	1,488	2,468	14,297
Real Estate Securities Fund	—	3,113	—	(2,080)
Short-Term Income Fund	1,586	(9)	—	(2,311)
SmallCap Growth Fund I	1,617	428	2,397	920
SmallCap Value Fund II	1,887	447	2,222	(2,239)
	$104,594	$25,793	$81,364	$54,823
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2025 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.44%
Blue Chip Fund (a)	3,749,445	$85,750
Diversified Real Asset Fund (a)	3,512,703	41,731
Global Diversified Income Fund (a)	7,152,617	102,211
Global Multi-Strategy Fund (a)	5,791,557	66,313
International Small Company Fund (a)	3,853,721	51,293
LargeCap Growth Fund I (a)	5,579,748	88,104
MidCap Fund (a)	2,662,484	75,748
MidCap Value Fund III (a)	2,577,977	57,025
SmallCap Growth Fund I (a)	1,924,625	27,945
SmallCap Value Fund II (a)	1,946,875	26,069
		$622,189
Principal Funds, Inc. Institutional Class - 65.57%
Bond Market Index Fund (a)	11,081,549	119,681
Core Plus Bond Fund (a)	22,579,524	245,213
Diversified International Fund (a)	10,836,093	159,399
Equity Income Fund (a)	2,487,549	81,542
Global Opportunities Fund (a)	8,158,980	109,412
Inflation Protection Fund (a)	4,717,947	39,961
LargeCap S&P 500 Index Fund (a)	8,221,234	152,175
LargeCap Value Fund III (a)	4,583,068	81,441
Overseas Fund (a)	13,044,229	156,531
Short-Term Income Fund (a)	3,231,152	39,129
		$1,184,484
TOTAL INVESTMENT COMPANIES		$1,806,673
Total Investments		$1,806,673
Other Assets and Liabilities - (0.01)%		$(169)
TOTAL NET ASSETS - 100.00%		$1,806,504

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	37.40%
International Equity Funds	26.39%
Fixed Income Funds	24.58%
Specialty Funds	11.64%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2025 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$81,909	$3,493	$5,978	$85,750
Bond Market Index Fund	123,323	7,002	6,638	119,681
Core Plus Bond Fund	242,221	18,092	12,385	245,213
Diversified International Fund	152,656	5,249	7,003	159,399
Diversified Real Asset Fund	41,303	1,718	2,037	41,731
Equity Income Fund	80,691	5,340	7,524	81,542
Global Diversified Income Fund	100,455	5,321	5,010	102,211
Global Multi-Strategy Fund	66,000	4,326	3,422	66,313
Global Opportunities Fund	102,562	11,990	4,686	109,412
Inflation Protection Fund	39,045	3,786	2,198	39,961
International Small Company Fund	48,442	3,163	2,037	51,293
LargeCap Growth Fund I	82,695	6,744	5,978	88,104
LargeCap S&P 500 Index Fund	136,553	17,942	6,680	152,175
LargeCap Value Fund III	77,317	6,426	5,086	81,441
MidCap Fund	72,475	3,649	3,136	75,748
MidCap Value Fund III	55,397	4,959	2,972	57,025
Overseas Fund	150,172	7,200	7,004	156,531
Real Estate Securities Fund	20,055	—	20,498	—
Short-Term Income Fund	31,081	10,531	2,201	39,129
SmallCap Growth Fund I	26,548	1,989	1,141	27,945
SmallCap Value Fund II	25,867	2,027	1,140	26,069
	$1,756,767	$130,947	$114,754	$1,806,673

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$117	$735	$2,093	$5,591
Bond Market Index Fund	2,870	(4)	—	(4,002)
Core Plus Bond Fund	1,979	(1)	—	(2,714)
Diversified International Fund	2,761	218	—	8,279
Diversified Real Asset Fund	936	2	—	745
Equity Income Fund	596	751	3,461	2,284
Global Diversified Income Fund	1,287	(4)	—	1,449
Global Multi-Strategy Fund	1,655	(10)	301	(581)
Global Opportunities Fund	8,720	74	1,470	(528)
Inflation Protection Fund	832	2	—	(674)
International Small Company Fund	2,156	25	225	1,700
LargeCap Growth Fund I	491	1,363	4,970	3,280
LargeCap S&P 500 Index Fund	2,591	(2)	7,209	4,362
LargeCap Value Fund III	1,670	461	3,473	2,323
MidCap Fund	99	48	2,346	2,712
MidCap Value Fund III	1,850	104	2,170	(463)
Overseas Fund	3,777	(21)	936	6,184
Real Estate Securities Fund	—	1,515	—	(1,072)
Short-Term Income Fund	193	—	—	(282)
SmallCap Growth Fund I	625	23	926	526
SmallCap Value Fund II	729	9	859	(694)
	$35,934	$5,288	$30,439	$28,425
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 37.11%
Blue Chip Fund (a)	8,142,116	$186,210
Diversified Real Asset Fund (a)	12,488,104	148,359
Global Diversified Income Fund (a)	20,569,608	293,940
Global Multi-Strategy Fund (a)	19,289,014	220,859
International Emerging Markets Fund (a)	1,322,013	42,860
International Small Company Fund (a)	15,305,661	203,718
LargeCap Growth Fund I (a)	33,413,574	527,600
MidCap Fund (a)	10,619,303	302,119
MidCap Value Fund III (a)	10,571,148	233,834
Origin Emerging Markets Fund (a)	3,302,494	44,517
SmallCap Growth Fund I (a)	7,621,462	110,664
SmallCap Value Fund II (a)	7,686,309	102,920
		$2,417,600
Principal Funds, Inc. Institutional Class - 62.90%
Bond Market Index Fund (a)	29,030,893	313,534
Core Plus Bond Fund (a)	67,226,923	730,084
Diversified International Fund (a)	41,333,111	608,010
Equity Income Fund (a)	5,135,664	168,347
Global Opportunities Fund (a)	32,848,057	440,492
Inflation Protection Fund (a)	13,354,503	113,113
LargeCap S&P 500 Index Fund (a)	33,856,702	626,688
LargeCap Value Fund III (a)	27,968,174	496,994
Overseas Fund (a)	50,026,057	600,313
		$4,097,575
TOTAL INVESTMENT COMPANIES		$6,515,175
Total Investments		$6,515,175
Other Assets and Liabilities - (0.01)%		$(640)
TOTAL NET ASSETS - 100.00%		$6,514,535

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	42.30%
International Equity Funds	29.77%
Fixed Income Funds	17.76%
Specialty Funds	10.18%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2030 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,095	$5,650	$79,627	$186,210
Bond Market Index Fund	335,376	25,835	36,768	313,534
Core Plus Bond Fund	752,299	54,423	68,510	730,084
Diversified International Fund	607,067	13,431	44,969	608,010
Diversified Real Asset Fund	154,720	4,206	13,226	148,359
Equity Income Fund	189,952	9,367	37,511	168,347
Global Diversified Income Fund	300,984	15,187	26,452	293,940
Global Multi-Strategy Fund	236,429	8,019	21,426	220,859
Global Opportunities Fund	432,865	44,463	34,125	440,492
Inflation Protection Fund	119,128	7,033	11,109	113,113
International Emerging Markets Fund	42,364	665	4,885	42,860
International Small Company Fund	200,872	10,590	14,548	203,718
LargeCap Growth Fund I	453,329	85,378	37,299	527,600
LargeCap S&P 500 Index Fund	573,595	93,697	58,433	626,688
LargeCap Value Fund	137,172	—	140,603	—
LargeCap Value Fund III	348,847	172,601	37,298	496,994
MidCap Fund	302,436	11,381	22,748	302,119
MidCap Value Fund III	235,680	18,119	18,251	233,834
Origin Emerging Markets Fund	43,951	559	4,886	44,517
Overseas Fund	598,689	23,236	45,232	600,313
Real Estate Securities Fund	65,546	—	67,190	—
SmallCap Growth Fund I	109,932	6,818	8,200	110,664
SmallCap Value Fund II	107,002	6,965	8,200	102,920
	$6,594,330	$617,623	$841,496	$6,515,175

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$263	$18,368	$4,687	$(4,276)
Bond Market Index Fund	7,952	102	—	(11,011)
Core Plus Bond Fund	6,098	(24)	—	(8,104)
Diversified International Fund	10,896	(95)	—	32,576
Diversified Real Asset Fund	3,461	(264)	—	2,923
Equity Income Fund	1,272	4,753	7,395	1,786
Global Diversified Income Fund	3,815	(23)	—	4,244
Global Multi-Strategy Fund	5,762	425	1,049	(2,588)
Global Opportunities Fund	36,399	748	6,140	(3,459)
Inflation Protection Fund	2,454	3	—	(1,942)
International Emerging Markets Fund	502	525	—	4,191
International Small Company Fund	8,847	366	923	6,438
LargeCap Growth Fund I	3,044	(94)	30,825	26,286
LargeCap S&P 500 Index Fund	11,080	(77)	30,820	17,906
LargeCap Value Fund	—	58,948	—	(55,517)
LargeCap Value Fund III	10,559	(87)	21,953	12,931
MidCap Fund	410	1,805	9,689	9,245
MidCap Value Fund III	7,865	418	9,225	(2,132)
Origin Emerging Markets Fund	395	594	—	4,299
Overseas Fund	14,994	(68)	3,717	23,688
Real Estate Securities Fund	—	5,527	—	(3,883)
SmallCap Growth Fund I	2,560	363	3,796	1,751
SmallCap Value Fund II	2,986	544	3,517	(3,391)
	$141,614	$92,757	$133,736	$51,961
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2035 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.26%
Blue Chip Fund (a)	1,940,221	$44,373
International Emerging Markets Fund (a)	624,381	20,242
International Small Company Fund (a)	3,773,664	50,227
LargeCap Growth Fund I (a)	8,721,087	137,706
MidCap Value Fund III (a)	2,980,429	65,927
Origin Emerging Markets Fund (a)	1,595,365	21,506
Real Estate Securities Fund (a)	1,252,038	28,922
SmallCap Growth Fund I (a)	1,949,209	28,303
SmallCap Value Fund II (a)	1,972,751	26,415
		$423,621
Principal Funds, Inc. Institutional Class - 69.75%
Bond Market Index Fund (a)	6,535,003	70,578
Core Plus Bond Fund (a)	13,930,766	151,288
Diversified International Fund (a)	10,235,860	150,569
Equity Income Fund (a)	1,287,575	42,207
High Yield Fund I (a)	4,665,084	46,231
LargeCap S&P 500 Index Fund (a)	9,299,226	172,129
LargeCap Value Fund III (a)	7,044,666	125,184
MidCap Growth Fund III (a)	5,876,386	69,283
Overseas Fund (a)	12,412,046	148,944
		$976,413
TOTAL INVESTMENT COMPANIES		$1,400,034
Total Investments		$1,400,034
Other Assets and Liabilities - (0.01)%		$(130)
TOTAL NET ASSETS - 100.00%		$1,399,904

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.89%
International Equity Funds	27.97%
Fixed Income Funds	19.15%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2035 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$42,102	$1,967	$2,963	$44,373
Bond Market Index Fund	73,522	3,706	4,296	70,578
Core Plus Bond Fund	147,928	12,968	7,943	151,288
Diversified International Fund	142,079	6,735	6,243	150,569
Diversified Real Asset Fund	18,557	—	18,607	—
Equity Income Fund	40,764	2,919	3,031	42,207
High Yield Fund I	43,996	5,075	2,534	46,231
International Emerging Markets Fund	18,234	592	773	20,242
International Small Company Fund	46,504	4,082	2,041	50,227
LargeCap Growth Fund I	127,990	10,999	8,519	137,706
LargeCap S&P 500 Index Fund	149,946	24,436	7,138	172,129
LargeCap Value Fund	29,568	—	30,275	—
LargeCap Value Fund III	91,507	35,490	5,314	125,184
MidCap Growth Fund III	65,048	9,237	3,275	69,283
MidCap Value Fund III	63,636	5,979	3,275	65,927
Origin Emerging Markets Fund	19,421	547	773	21,506
Overseas Fund	140,350	9,017	6,274	148,944
Real Estate Securities Fund	24,433	6,869	1,546	28,922
SmallCap Growth Fund I	26,807	2,116	1,174	28,303
SmallCap Value Fund II	26,127	2,155	1,174	26,415
	$1,338,519	$144,889	$117,168	$1,400,034

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$61	$144	$1,078	$3,123
Bond Market Index Fund	1,686	2	—	(2,356)
Core Plus Bond Fund	1,223	—	—	(1,665)
Diversified International Fund	2,598	28	—	7,970
Diversified Real Asset Fund	—	(946)	—	996
Equity Income Fund	307	226	1,784	1,329
High Yield Fund I	679	1	—	(307)
International Emerging Markets Fund	228	25	—	2,164
International Small Company Fund	2,102	4	219	1,678
LargeCap Growth Fund I	764	1,263	7,736	5,973
LargeCap S&P 500 Index Fund	2,913	3	8,103	4,882
LargeCap Value Fund	—	12,862	—	(12,155)
LargeCap Value Fund III	2,557	5	5,316	3,496
MidCap Growth Fund III	2,675	13	5,210	(1,740)
MidCap Value Fund III	2,129	118	2,498	(531)
Origin Emerging Markets Fund	184	44	—	2,267
Overseas Fund	3,578	5	886	5,846
Real Estate Securities Fund	153	1	630	(835)
SmallCap Growth Fund I	630	30	934	524
SmallCap Value Fund II	736	12	866	(705)
	$25,203	$13,840	$35,260	$19,954
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.14%
Blue Chip Fund (a)	6,587,298	$150,651
International Emerging Markets Fund (a)	2,175,245	70,521
International Small Company Fund (a)	12,333,014	164,152
LargeCap Growth Fund I (a)	29,510,582	465,972
MidCap Value Fund III (a)	10,196,103	225,538
Origin Emerging Markets Fund (a)	5,252,946	70,810
Real Estate Securities Fund (a)	3,931,550	90,819
SmallCap Growth Fund I (a)	6,575,187	95,472
SmallCap Value Fund II (a)	6,636,820	88,867
		$1,422,802
Principal Funds, Inc. Institutional Class - 67.87%
Bond Market Index Fund (a)	15,972,035	172,498
Core Plus Bond Fund (a)	33,000,059	358,381
Diversified International Fund (a)	34,193,765	502,990
Equity Income Fund (a)	4,375,314	143,423
High Yield Fund I (a)	10,784,288	106,872
LargeCap S&P 500 Index Fund (a)	30,885,533	571,691
LargeCap Value Fund III (a)	23,534,245	418,204
MidCap Growth Fund III (a)	20,105,961	237,049
Overseas Fund (a)	41,147,488	493,770
		$3,004,878
TOTAL INVESTMENT COMPANIES		$4,427,680
Total Investments		$4,427,680
Other Assets and Liabilities - (0.01)%		$(456)
TOTAL NET ASSETS - 100.00%		$4,427,224

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.19%
International Equity Funds	29.41%
Fixed Income Funds	14.41%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2040 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$150,070	$4,963	$15,539	$150,651
Bond Market Index Fund	186,295	13,995	21,761	172,498
Core Plus Bond Fund	381,178	22,021	40,829	358,381
Diversified International Fund	504,625	16,286	44,767	502,990
Diversified Real Asset Fund	58,961	—	59,125	—
Equity Income Fund	146,832	8,378	17,115	143,423
High Yield Fund I	115,707	5,272	13,265	106,872
International Emerging Markets Fund	65,835	2,568	5,596	70,521
International Small Company Fund	162,684	10,321	14,301	164,152
LargeCap Growth Fund I	458,405	32,930	49,309	465,972
LargeCap S&P 500 Index Fund	525,211	81,986	51,192	571,691
LargeCap Value Fund	106,420	—	108,898	—
LargeCap Value Fund III	325,562	119,538	38,548	418,204
MidCap Growth Fund III	232,463	32,597	21,139	237,049
MidCap Value Fund III	227,605	20,867	21,140	225,538
Origin Emerging Markets Fund	66,365	2,370	5,596	70,810
Overseas Fund	496,420	22,749	44,767	493,770
Real Estate Securities Fund	87,982	15,749	10,362	90,819
SmallCap Growth Fund I	96,036	6,146	8,497	95,472
SmallCap Value Fund II	93,602	6,282	8,496	88,867
	$4,488,258	$425,018	$600,242	$4,427,680

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$216	$1,041	$3,854	$10,116
Bond Market Index Fund	4,413	(9)	—	(6,022)
Core Plus Bond Fund	3,044	(17)	—	(3,972)
Diversified International Fund	9,139	(694)	—	27,540
Diversified Real Asset Fund	—	1,718	—	(1,554)
Equity Income Fund	1,099	1,209	6,386	4,119
High Yield Fund I	1,660	4	—	(846)
International Emerging Markets Fund	834	2	—	7,712
International Small Company Fund	7,228	267	754	5,181
LargeCap Growth Fund I	2,719	7,333	27,530	16,613
LargeCap S&P 500 Index Fund	10,202	(421)	28,373	16,107
LargeCap Value Fund	—	46,023	—	(43,545)
LargeCap Value Fund III	9,018	(181)	18,747	11,833
MidCap Growth Fund III	9,647	(24)	18,791	(6,848)
MidCap Value Fund III	7,689	(58)	9,018	(1,736)
Origin Emerging Markets Fund	636	381	—	7,290
Overseas Fund	12,503	96	3,099	19,272
Real Estate Securities Fund	509	(13)	2,103	(2,537)
SmallCap Growth Fund I	2,237	127	3,318	1,660
SmallCap Value Fund II	2,613	372	3,078	(2,893)
	$85,406	$57,156	$125,051	$57,490
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2045 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.10%
Blue Chip Fund (a)	1,515,444	$34,658
International Emerging Markets Fund (a)	476,189	15,438
International Small Company Fund (a)	2,806,159	37,350
LargeCap Growth Fund I (a)	6,719,119	106,095
MidCap Value Fund III (a)	2,348,871	51,957
Origin Emerging Markets Fund (a)	1,162,101	15,665
Real Estate Securities Fund (a)	889,263	20,542
SmallCap Growth Fund I (a)	1,496,049	21,723
SmallCap Value Fund II (a)	1,550,371	20,759
		$324,187
Principal Funds, Inc. Institutional Class - 66.91%
Bond Market Index Fund (a)	2,937,894	31,729
Core Plus Bond Fund (a)	5,377,748	58,403
Diversified International Fund (a)	7,904,379	116,274
Equity Income Fund (a)	994,875	32,612
High Yield Fund I (a)	1,864,874	18,481
LargeCap S&P 500 Index Fund (a)	7,072,512	130,912
LargeCap Value Fund III (a)	5,502,376	97,777
MidCap Growth Fund III (a)	4,625,785	54,538
Overseas Fund (a)	9,540,860	114,490
		$655,216
TOTAL INVESTMENT COMPANIES		$979,403
Total Investments		$979,403
Other Assets and Liabilities - (0.01)%		$(90)
TOTAL NET ASSETS - 100.00%		$979,313

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.37%
International Equity Funds	30.55%
Fixed Income Funds	11.09%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2045 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$32,322	$1,651	$1,870	$34,658
Bond Market Index Fund	31,349	3,082	1,642	31,729
Core Plus Bond Fund	57,381	4,707	3,042	58,403
Diversified International Fund	108,949	5,806	4,665	116,274
Diversified Real Asset Fund	12,704	—	12,738	—
Equity Income Fund	30,793	2,377	1,755	32,612
High Yield Fund I	17,608	1,888	892	18,481
International Emerging Markets Fund	13,561	778	567	15,438
International Small Company Fund	34,710	2,846	1,461	37,350
LargeCap Growth Fund I	97,848	8,844	6,177	106,095
LargeCap S&P 500 Index Fund	112,566	19,947	5,315	130,912
LargeCap Value Fund	22,145	—	22,532	—
LargeCap Value Fund III	70,523	28,320	3,976	97,777
MidCap Growth Fund III	50,068	8,021	2,191	54,538
MidCap Value Fund III	49,012	5,463	2,191	51,957
Origin Emerging Markets Fund	13,820	738	569	15,665
Overseas Fund	107,417	7,232	4,667	114,490
Real Estate Securities Fund	20,474	1,599	1,014	20,542
SmallCap Growth Fund I	20,186	1,979	872	21,723
SmallCap Value Fund II	20,142	2,050	893	20,759
	$923,578	$107,328	$79,029	$979,403

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$47	$114	$842	$2,441
Bond Market Index Fund	758	—	—	(1,060)
Core Plus Bond Fund	473	—	—	(643)
Diversified International Fund	2,011	11	—	6,173
Diversified Real Asset Fund	—	(144)	—	178
Equity Income Fund	238	34	1,378	1,163
High Yield Fund I	272	—	—	(123)
International Emerging Markets Fund	175	7	—	1,659
International Small Company Fund	1,565	2	163	1,253
LargeCap Growth Fund I	589	494	5,959	5,086
LargeCap S&P 500 Index Fund	2,220	5	6,163	3,709
LargeCap Value Fund	—	8,475	—	(8,088)
LargeCap Value Fund III	1,999	6	4,151	2,904
MidCap Growth Fund III	2,105	2	4,100	(1,362)
MidCap Value Fund III	1,679	1	1,968	(328)
Origin Emerging Markets Fund	135	6	—	1,670
Overseas Fund	2,755	1	681	4,507
Real Estate Securities Fund	108	4	447	(521)
SmallCap Growth Fund I	483	—	717	430
SmallCap Value Fund II	578	(1)	681	(539)
	$18,190	$9,017	$27,250	$18,509
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.18%
Blue Chip Fund (a)	4,051,222	$92,651
International Emerging Markets Fund (a)	1,308,749	42,430
International Small Company Fund (a)	7,510,701	99,967
LargeCap Growth Fund I (a)	18,139,177	286,418
MidCap Value Fund III (a)	6,269,132	138,673
Origin Emerging Markets Fund (a)	3,176,982	42,826
Real Estate Securities Fund (a)	2,245,757	51,877
SmallCap Growth Fund I (a)	4,036,461	58,609
SmallCap Value Fund II (a)	4,079,010	54,618
		$868,069
Principal Funds, Inc. Institutional Class - 65.83%
Bond Market Index Fund (a)	5,002,654	54,029
Core Plus Bond Fund (a)	10,388,437	112,818
Diversified International Fund (a)	21,160,479	311,271
Equity Income Fund (a)	2,682,301	87,926
High Yield Fund I (a)	4,406,104	43,665
LargeCap S&P 500 Index Fund (a)	19,057,591	352,756
LargeCap Value Fund III (a)	14,545,812	258,479
MidCap Growth Fund III (a)	12,360,043	145,725
Overseas Fund (a)	25,413,540	304,962
		$1,671,631
TOTAL INVESTMENT COMPANIES		$2,539,700
Total Investments		$2,539,700
Other Assets and Liabilities - (0.01)%		$(288)
TOTAL NET ASSETS - 100.00%		$2,539,412

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.16%
International Equity Funds	31.56%
Fixed Income Funds	8.29%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2050 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$92,825	$3,553	$10,576	$92,651
Bond Market Index Fund	57,551	5,308	6,946	54,029
Core Plus Bond Fund	118,510	8,721	13,162	112,818
Diversified International Fund	310,678	13,159	29,125	311,271
Diversified Real Asset Fund	31,568	—	31,659	—
Equity Income Fund	88,546	5,641	9,498	87,926
High Yield Fund I	47,596	1,290	4,874	43,665
International Emerging Markets Fund	39,619	1,712	3,533	42,430
International Small Company Fund	99,020	6,784	9,140	99,967
LargeCap Growth Fund I	278,851	21,773	28,796	286,418
LargeCap S&P 500 Index Fund	323,141	53,391	33,392	352,756
LargeCap Value Fund	62,815	—	63,908	—
LargeCap Value Fund III	201,669	74,228	24,983	258,479
MidCap Growth Fund III	142,885	20,748	13,648	145,725
MidCap Value Fund III	139,910	13,531	13,648	138,673
Origin Emerging Markets Fund	40,137	1,595	3,534	42,826
Overseas Fund	305,024	17,144	29,126	304,962
Real Estate Securities Fund	56,965	2,262	6,093	51,877
SmallCap Growth Fund I	58,131	4,869	5,485	58,609
SmallCap Value Fund II	56,693	4,957	5,483	54,618
	$2,552,134	$260,666	$346,609	$2,539,700

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$133	$906	$2,372	$5,943
Bond Market Index Fund	1,379	11	—	(1,895)
Core Plus Bond Fund	954	(5)	—	(1,246)
Diversified International Fund	5,662	(350)	—	16,909
Diversified Real Asset Fund	—	932	—	(841)
Equity Income Fund	674	426	3,918	2,811
High Yield Fund I	674	(40)	—	(307)
International Emerging Markets Fund	503	4	—	4,628
International Small Company Fund	4,405	140	459	3,163
LargeCap Growth Fund I	1,673	2,258	16,940	12,332
LargeCap S&P 500 Index Fund	6,301	(295)	17,529	9,911
LargeCap Value Fund	—	26,055	—	(24,962)
LargeCap Value Fund III	5,576	(107)	11,595	7,672
MidCap Growth Fund III	5,935	(14)	11,561	(4,246)
MidCap Value Fund III	4,730	(45)	5,549	(1,075)
Origin Emerging Markets Fund	385	223	—	4,405
Overseas Fund	7,731	(86)	1,916	12,006
Real Estate Securities Fund	291	142	1,200	(1,399)
SmallCap Growth Fund I	1,375	1	2,039	1,093
SmallCap Value Fund II	1,607	(26)	1,893	(1,523)
	$49,988	$30,130	$76,971	$43,379
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2055 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.23%
Blue Chip Fund (a)	717,555	$16,411
International Emerging Markets Fund (a)	218,612	7,087
International Small Company Fund (a)	1,303,521	17,350
LargeCap Growth Fund I (a)	3,039,987	48,001
MidCap Value Fund III (a)	1,084,664	23,993
Origin Emerging Markets Fund (a)	527,968	7,117
Real Estate Securities Fund (a)	394,544	9,114
SmallCap Growth Fund I (a)	695,687	10,101
SmallCap Value Fund II (a)	706,016	9,454
		$148,628
Principal Funds, Inc. Institutional Class - 64.78%
Bond Market Index Fund (a)	639,061	6,902
Core Plus Bond Fund (a)	1,182,028	12,837
Diversified International Fund (a)	3,588,648	52,789
Equity Income Fund (a)	455,732	14,939
High Yield Fund I (a)	697,941	6,916
LargeCap S&P 500 Index Fund (a)	3,182,052	58,900
LargeCap Value Fund III (a)	2,416,369	42,939
MidCap Growth Fund III (a)	2,133,089	25,149
Overseas Fund (a)	4,322,698	51,872
		$273,243
TOTAL INVESTMENT COMPANIES		$421,871
Total Investments		$421,871
Other Assets and Liabilities - (0.01)%		$(36)
TOTAL NET ASSETS - 100.00%		$421,835

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.39%
International Equity Funds	32.30%
Fixed Income Funds	6.32%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2055 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$14,811	$1,017	$617	$16,411
Bond Market Index Fund	6,570	848	288	6,902
Core Plus Bond Fund	12,086	1,430	538	12,837
Diversified International Fund	48,072	3,699	1,770	52,789
Diversified Real Asset Fund	4,169	—	4,182	—
Equity Income Fund	13,572	1,333	503	14,939
High Yield Fund I	6,808	444	288	6,916
International Emerging Markets Fund	6,091	459	222	7,087
International Small Company Fund	15,640	1,701	569	17,350
LargeCap Growth Fund I	42,852	4,728	2,074	48,001
LargeCap S&P 500 Index Fund	49,898	9,332	1,986	58,900
LargeCap Value Fund	9,698	—	9,867	—
LargeCap Value Fund III	30,739	12,430	1,503	42,939
MidCap Growth Fund III	22,548	4,066	842	25,149
MidCap Value Fund III	22,089	2,899	842	23,993
Origin Emerging Markets Fund	6,145	441	224	7,117
Overseas Fund	47,280	4,337	1,770	51,872
Real Estate Securities Fund	9,027	672	360	9,114
SmallCap Growth Fund I	9,171	1,070	338	10,101
SmallCap Value Fund II	8,952	1,085	338	9,454
	$386,218	$51,991	$29,121	$421,871

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$22	$2	$395	$1,198
Bond Market Index Fund	162	—	—	(228)
Core Plus Bond Fund	102	—	—	(141)
Diversified International Fund	905	1	—	2,787
Diversified Real Asset Fund	—	208	—	(195)
Equity Income Fund	108	1	625	536
High Yield Fund I	101	—	—	(48)
International Emerging Markets Fund	79	2	—	757
International Small Company Fund	720	1	75	577
LargeCap Growth Fund I	264	31	2,672	2,464
LargeCap S&P 500 Index Fund	988	3	2,746	1,653
LargeCap Value Fund	—	2,172	—	(2,003)
LargeCap Value Fund III	869	1	1,806	1,272
MidCap Growth Fund III	962	—	1,873	(623)
MidCap Value Fund III	767	—	900	(153)
Origin Emerging Markets Fund	61	1	—	754
Overseas Fund	1,237	—	305	2,025
Real Estate Securities Fund	48	1	196	(226)
SmallCap Growth Fund I	223	—	330	198
SmallCap Value Fund II	261	—	307	(245)
	$7,879	$2,424	$12,230	$10,359
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.04%
Blue Chip Fund (a)	456,709	$10,445
International Emerging Markets Fund (a)	150,241	4,871
International Small Company Fund (a)	864,503	11,507
LargeCap Growth Fund I (a)	2,044,393	32,281
MidCap Value Fund III (a)	730,790	16,165
Origin Emerging Markets Fund (a)	338,283	4,560
Real Estate Securities Fund (a)	254,635	5,882
SmallCap Growth Fund I (a)	473,841	6,880
SmallCap Value Fund II (a)	481,626	6,449
		$99,040
Principal Funds, Inc. Institutional Class - 64.97%
Bond Market Index Fund (a)	354,134	3,825
Core Plus Bond Fund (a)	650,997	7,070
Diversified International Fund (a)	2,454,204	36,101
Equity Income Fund (a)	304,315	9,975
High Yield Fund I (a)	486,196	4,818
LargeCap S&P 500 Index Fund (a)	2,173,036	40,223
LargeCap Value Fund III (a)	1,670,228	29,680
MidCap Growth Fund III (a)	1,422,913	16,776
Overseas Fund (a)	2,933,900	35,207
		$183,675
TOTAL INVESTMENT COMPANIES		$282,715
Total Investments		$282,715
Other Assets and Liabilities - (0.01)%		$(17)
TOTAL NET ASSETS - 100.00%		$282,698

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.83%
International Equity Funds	32.62%
Fixed Income Funds	5.56%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Blue Chip Fund		$9,369		$1,154	$827		$10,445
Bond Market Index Fund		3,686		584	319		3,825
Core Plus Bond Fund		6,760		967	581		7,070
Diversified International Fund		32,338		4,306	2,409		36,101
Diversified Real Asset Fund		3,341		—	3,351		—
Equity Income Fund		9,164		1,379	916		9,975
High Yield Fund I		4,662		577	387		4,818
International Emerging Markets Fund		4,130		536	310		4,871
International Small Company Fund		10,219		1,682	764		11,507
LargeCap Growth Fund I		28,421		4,656	2,416		32,281
LargeCap S&P 500 Index Fund		33,115		8,781	2,737		40,223
LargeCap Value Fund		6,584		—	6,699		—
LargeCap Value Fund III		20,360		10,534	2,041		29,680
MidCap Growth Fund III		14,747		3,604	1,131		16,776
MidCap Value Fund III		14,582		2,848	1,143		16,165
Origin Emerging Markets Fund		3,874		520	310		4,560
Overseas Fund		31,548		4,735	2,407		35,207
Real Estate Securities Fund		5,717		791	482		5,882
SmallCap Growth Fund I		6,156		1,061	464		6,880
SmallCap Value Fund II		6,015		1,072	464		6,449
		$254,788		$49,787	$30,158		$282,715

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$14		$1			$252	$748
Bond Market Index Fund	91		—			—	(126)
Core Plus Bond Fund	56		—			—	(76)
Diversified International Fund	624		2			—	1,864
Diversified Real Asset Fund	—		118			—	(108)
Equity Income Fund	73		1			418	347
High Yield Fund I	70		—			—	(34)
International Emerging Markets Fund	55		2			—	513
International Small Company Fund	480		—			50	370
LargeCap Growth Fund I	178		(3)			1,802	1,623
LargeCap S&P 500 Index Fund	678		(17)			1,880	1,081
LargeCap Value Fund	—		510			—	(395)
LargeCap Value Fund III	603		(9)			1,251	836
MidCap Growth Fund III	643		(1)			1,253	(443)
MidCap Value Fund III	519		(3)			608	(119)
Origin Emerging Markets Fund	39		1			—	475
Overseas Fund	845		1			208	1,330
Real Estate Securities Fund	31		(1)			127	(143)
SmallCap Growth Fund I	152		—			225	127
SmallCap Value Fund II	178		—			210	(174)
	$5,329		$602			$8,284	$7,696
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2065 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.61%
Blue Chip Fund (a)	4,388	$100
International Emerging Markets Fund (a)	1,405	46
International Small Company Fund (a)	8,325	111
LargeCap Growth Fund I (a)	19,268	304
MidCap Value Fund III (a)	7,450	165
Origin Emerging Markets Fund (a)	3,376	46
Real Estate Securities Fund (a)	3,019	70
SmallCap Growth Fund I (a)	4,640	67
SmallCap Value Fund II (a)	4,955	66
		$975
Principal Funds, Inc. Institutional Class - 65.39%
Bond Market Index Fund (a)	4,114	44
Core Plus Bond Fund (a)	7,430	81
Diversified International Fund (a)	23,785	350
Equity Income Fund (a)	3,003	98
High Yield Fund I (a)	5,635	56
LargeCap S&P 500 Index Fund (a)	21,658	401
LargeCap Value Fund III (a)	16,800	298
MidCap Growth Fund III (a)	13,978	165
Overseas Fund (a)	29,058	349
		$1,842
TOTAL INVESTMENT COMPANIES		$2,817
Total Investments		$2,817
Other Assets and Liabilities - (0.01)%		$—
TOTAL NET ASSETS - 100.00%		$2,817

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.62%
International Equity Funds	31.97%
Fixed Income Funds	6.42%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2065 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases	Sales	January 31, 2018
	Value		Cost	Proceeds	Value
Blue Chip Fund		$2	$112	$17	$100
Bond Market Index Fund		1	51	8	44
Core Plus Bond Fund		2	93	13	81
Diversified International Fund		6	400	58	350
Diversified Real Asset Fund		1	—	1	—
Equity Income Fund		2	112	17	98
Global Opportunities Fund		3	—	3	—
High Yield Fund I		1	64	9	56
International Emerging Markets Fund		1	51	7	46
International Small Company Fund		2	127	19	111
LargeCap Growth Fund I		7	339	50	304
LargeCap S&P 500 Index Fund		8	456	67	401
LargeCap Value Fund		2	—	2	—
LargeCap Value Fund III		5	341	51	298
MidCap Growth Fund III		4	188	28	165
MidCap Value Fund III		4	189	28	165
Origin Emerging Markets Fund		1	51	7	46
Overseas Fund		6	400	58	349
Real Estate Securities Fund		1	80	11	70
SmallCap Growth Fund I		2	77	12	67
SmallCap Value Fund II		2	77	12	66
		$63	$3,208	$478	$2,817

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund		$—	$—	$—	$3
Bond Market Index Fund		—	—	—	—
Core Plus Bond Fund		—	—	—	(1)
Diversified International Fund		—	—	—	2
Diversified Real Asset Fund		—	—	—	—
Equity Income Fund		—	—	—	1
Global Opportunities Fund		—	—	—	—
High Yield Fund I		1	—	—	—
International Emerging Markets Fund		—	—	—	1
International Small Company Fund		—	—	—	1
LargeCap Growth Fund I		—	1	1	7
LargeCap S&P 500 Index Fund		—	1	1	3
LargeCap Value Fund		—	—	—	—
LargeCap Value Fund III		—	1	—	2
MidCap Growth Fund III		—	—	—	1
MidCap Value Fund III		—	—	—	—
Origin Emerging Markets Fund		—	—	—	1
Overseas Fund		1	1	—	—
Real Estate Securities Fund		—	—	—	—
SmallCap Growth Fund I		—	—	—	—
SmallCap Value Fund II		—	—	—	(1)
		$2	$4	$2	$20
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2015 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.14%
Diversified Real Asset Fund (a)	78,626	$934
Global Diversified Income Fund (a)	208,104	2,974
International Small Company Fund (a)	56,732	755
MidCap S&P 400 Index Fund (a)	94,934	2,088
SmallCap S&P 600 Index Fund (a)	30,271	840
		$7,591
Principal Funds, Inc. Institutional Class - 79.88%
Bond Market Index Fund (a)	1,040,260	11,235
Diversified International Fund (a)	342,091	5,032
Inflation Protection Fund (a)	213,067	1,805
LargeCap S&P 500 Index Fund (a)	424,244	7,853
Short-Term Income Fund (a)	345,266	4,181
		$30,106
TOTAL INVESTMENT COMPANIES		$37,697
Total Investments		$37,697
Other Assets and Liabilities - (0.02)%		$(9)
TOTAL NET ASSETS - 100.00%		$37,688

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	45.69%
Domestic Equity Funds	28.61%
International Equity Funds	15.35%
Specialty Funds	10.37%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$10,468	$2,510	$1,393	$11,235
Diversified International Fund	4,366	921	513	5,032
Diversified Real Asset Fund	831	195	107	934
Global Diversified Income Fund	2,680	602	348	2,974
Inflation Protection Fund	1,664	385	214	1,805
International Small Company Fund	650	155	74	755
LargeCap S&P 500 Index Fund	6,664	1,746	786	7,853
MidCap S&P 400 Index Fund	1,824	487	219	2,088
Short-Term Income Fund	3,858	885	533	4,181
SmallCap S&P 600 Index Fund	744	192	89	840
	$33,749	$8,078	$4,276	$37,697

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$246	$—	$—	$(350)
Diversified International Fund		88	—	—	258
Diversified Real Asset Fund		21	—	—	15
Global Diversified Income Fund		36	—	—	40
Inflation Protection Fund		38	—	—	(30)
International Small Company Fund		30	—	3	24
LargeCap S&P 500 Index Fund		124	5	344	224
MidCap S&P 400 Index Fund		30	1	103	(5)
Short-Term Income Fund		20	—	—	(29)
SmallCap S&P 600 Index Fund		15	1	34	(8)
		$648	$7	$484	$139
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2020 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 21.04%
Diversified Real Asset Fund (a)	239,108	$2,841
Global Diversified Income Fund (a)	574,360	8,208
International Small Company Fund (a)	211,464	2,814
MidCap S&P 400 Index Fund (a)	369,454	8,128
Real Estate Securities Fund (a)	2	—
SmallCap S&P 600 Index Fund (a)	113,491	3,149
		$25,140
Principal Funds, Inc. Institutional Class - 78.97%
Bond Market Index Fund (a)	2,949,778	31,858
Diversified International Fund (a)	1,354,583	19,926
Inflation Protection Fund (a)	490,788	4,157
LargeCap S&P 500 Index Fund (a)	1,665,829	30,834
Short-Term Income Fund (a)	628,323	7,609
		$94,384
TOTAL INVESTMENT COMPANIES		$119,524
Total Investments		$119,524
Other Assets and Liabilities - (0.01)%		$(10)
TOTAL NET ASSETS - 100.00%		$119,514

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	36.50%
Domestic Equity Funds	35.24%
International Equity Funds	19.02%
Specialty Funds	9.25%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$34,147	$3,454	$4,623	$31,858
Diversified International Fund	19,466	1,696	2,327	19,926
Diversified Real Asset Fund	2,885	288	384	2,841
Global Diversified Income Fund	8,460	752	1,125	8,208
Inflation Protection Fund	4,386	422	579	4,157
International Small Company Fund	2,719	323	324	2,814
LargeCap S&P 500 Index Fund	29,378	4,129	3,569	30,834
MidCap S&P 400 Index Fund	7,992	1,151	987	8,128
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	8,103	675	1,109	7,609
SmallCap S&P 600 Index Fund	3,137	431	386	3,149
	$120,673	$13,321	$15,413	$119,524

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$811	$3	$—	$(1,123)
Diversified International Fund	366	55	—	1,036
Diversified Real Asset Fund	68	3	—	49
Global Diversified Income Fund	108	5	—	116
Inflation Protection Fund	92	—	—	(72)
International Small Company Fund	125	3	13	93
LargeCap S&P 500 Index Fund	552	9	1,538	887
MidCap S&P 400 Index Fund	132	1	456	(29)
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	41	—	—	(60)
SmallCap S&P 600 Index Fund	67	(1)	144	(32)
	$2,362	$78	$2,151	$865
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2025 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 22.06%
Diversified Real Asset Fund (a)	188,516	$2,240
Global Diversified Income Fund (a)	384,442	5,494
International Small Company Fund (a)	192,042	2,556
MidCap S&P 400 Index Fund (a)	335,447	7,380
Real Estate Securities Fund (a)	17	—
SmallCap S&P 600 Index Fund (a)	105,044	2,915
		$20,585
Principal Funds, Inc. Institutional Class - 77.95%
Bond Market Index Fund (a)	2,105,752	22,742
Diversified International Fund (a)	1,211,712	17,824
Inflation Protection Fund (a)	272,901	2,312
LargeCap S&P 500 Index Fund (a)	1,494,189	27,657
Short-Term Income Fund (a)	183,291	2,220
		$72,755
TOTAL INVESTMENT COMPANIES		$93,340
Total Investments		$93,340
Other Assets and Liabilities - (0.01)%		$(11)
TOTAL NET ASSETS - 100.00%		$93,329

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	40.66%
Fixed Income Funds	29.22%
International Equity Funds	21.84%
Specialty Funds	8.29%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$23,225	$2,484	$2,205	$22,742
Diversified International Fund	16,747	1,575	1,440	17,824
Diversified Real Asset Fund	2,174	226	199	2,240
Global Diversified Income Fund	5,408	506	498	5,494
Inflation Protection Fund	2,328	238	216	2,312
International Small Company Fund	2,376	295	199	2,556
LargeCap S&P 500 Index Fund	25,354	3,715	2,193	27,657
MidCap S&P 400 Index Fund	6,972	1,044	610	7,380
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	2,251	202	216	2,220
SmallCap S&P 600 Index Fund	2,788	397	240	2,915
	$89,623	$10,682	$8,016	$93,340

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$547	$1	$—	$(763)
Diversified International Fund	311	9	—	933
Diversified Real Asset Fund	50	—	—	39
Global Diversified Income Fund	70	1	—	77
Inflation Protection Fund	48	—	—	(38)
International Small Company Fund	108	—	11	84
LargeCap S&P 500 Index Fund	473	10	1,316	771
MidCap S&P 400 Index Fund	115	2	394	(28)
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	11	—	—	(17)
SmallCap S&P 600 Index Fund	59	—	127	(30)
	$1,792	$23	$1,848	$1,028
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2030 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.43%
Diversified Real Asset Fund (a)	226,291	$2,688
Global Diversified Income Fund (a)	373,159	5,333
International Emerging Markets Fund (a)	18,516	600
International Small Company Fund (a)	267,818	3,565
MidCap S&P 400 Index Fund (a)	470,612	10,354
Origin Emerging Markets Fund (a)	45,935	619
SmallCap S&P 600 Index Fund (a)	148,587	4,123
		$27,282
Principal Funds, Inc. Institutional Class - 76.58%
Bond Market Index Fund (a)	2,206,103	23,826
Diversified International Fund (a)	1,645,383	24,204
Inflation Protection Fund (a)	263,560	2,232
LargeCap S&P 500 Index Fund (a)	2,100,929	38,888
		$89,150
TOTAL INVESTMENT COMPANIES		$116,432
Total Investments		$116,432
Other Assets and Liabilities - (0.01)%		$(8)
TOTAL NET ASSETS - 100.00%		$116,424

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	45.83%
International Equity Funds	24.90%
Fixed Income Funds	22.39%
Specialty Funds	6.89%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$25,953	$3,220	$4,491	$23,826
Diversified International Fund	24,002	2,570	3,666	24,204
Diversified Real Asset Fund	2,773	336	470	2,688
Global Diversified Income Fund	5,580	612	937	5,333
Inflation Protection Fund	2,388	278	395	2,232
International Emerging Markets Fund	561	56	84	600
International Small Company Fund	3,490	483	526	3,565
LargeCap S&P 500 Index Fund	37,581	6,087	5,832	38,888
MidCap S&P 400 Index Fund	10,318	1,709	1,621	10,354
Origin Emerging Markets Fund	580	54	84	619
SmallCap S&P 600 Index Fund	4,162	658	646	4,123
	$117,388	$16,063	$18,752	$116,432

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$631	$(3)	$—	$(853)
Diversified International Fund	457	56	—	1,242
Diversified Real Asset Fund	66	2	—	47
Global Diversified Income Fund	72	3	—	75
Inflation Protection Fund	51	—	—	(39)
International Emerging Markets Fund	7	5	—	62
International Small Company Fund	163	3	17	115
LargeCap S&P 500 Index Fund	720	(24)	2,004	1,076
MidCap S&P 400 Index Fund	174	(1)	600	(51)
Origin Emerging Markets Fund	6	7	—	62
SmallCap S&P 600 Index Fund	90	(4)	195	(47)
	$2,437	$44	$2,816	$1,689
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2035 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 21.63%
Diversified Real Asset Fund (a)	407	$5
International Emerging Markets Fund (a)	27,985	907
International Small Company Fund (a)	178,828	2,380
MidCap S&P 400 Index Fund (a)	325,605	7,164
Origin Emerging Markets Fund (a)	69,137	932
Real Estate Securities Fund (a)	70,518	1,629
SmallCap S&P 600 Index Fund (a)	103,506	2,872
		$15,889
Principal Funds, Inc. Institutional Class - 78.38%
Bond Market Index Fund (a)	1,172,831	12,666
Diversified International Fund (a)	1,067,758	15,707
High Yield Fund I (a)	253,043	2,508
LargeCap S&P 500 Index Fund (a)	1,441,543	26,683
		$57,564
TOTAL INVESTMENT COMPANIES		$73,453
Total Investments		$73,453
Other Assets and Liabilities - (0.01)%		$(11)
TOTAL NET ASSETS - 100.00%		$73,442

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.21%
International Equity Funds	27.13%
Fixed Income Funds	20.66%
Specialty Funds	0.01%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Bond Market Index Fund		$12,849		$1,567	$1,316		$12,666
Diversified International Fund		14,651		1,569	1,355		15,707
Diversified Real Asset Fund		5		—	—		5
High Yield Fund I		2,501		282	257		2,508
International Emerging Markets Fund		801		80	73		907
International Small Company Fund		2,196		305	201		2,380
LargeCap S&P 500 Index Fund		24,272		3,920	2,261		26,683
MidCap S&P 400 Index Fund		6,715		1,107	631		7,164
Origin Emerging Markets Fund		826		77	73		932
Real Estate Securities Fund		1,632		202	163		1,629
SmallCap S&P 600 Index Fund		2,727		429	253		2,872
		$69,175		$9,538	$6,583		$73,453

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$313		$2			$—	$(436)
Diversified International Fund	281		16			—	826
Diversified Real Asset Fund	—		—			—	—
High Yield Fund I	38		—			—	(18)
International Emerging Markets Fund	11		2			—	97
International Small Company Fund	103		1			11	79
LargeCap S&P 500 Index Fund	467		7			1,300	745
MidCap S&P 400 Index Fund	114		—			391	(27)
Origin Emerging Markets Fund	8		3			—	99
Real Estate Securities Fund	9		—			37	(42)
SmallCap S&P 600 Index Fund	59		(1)			128	(30)
	$1,403		$30			$1,867	$1,293
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2040 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 22.79%
Diversified Real Asset Fund (a)	155	$2
International Emerging Markets Fund (a)	36,502	1,183
International Small Company Fund (a)	228,964	3,048
MidCap S&P 400 Index Fund (a)	414,152	9,111
Origin Emerging Markets Fund (a)	90,125	1,215
Real Estate Securities Fund (a)	82,520	1,906
SmallCap S&P 600 Index Fund (a)	132,622	3,680
		$20,145
Principal Funds, Inc. Institutional Class - 77.22%
Bond Market Index Fund (a)	1,043,735	11,272
Diversified International Fund (a)	1,376,111	20,243
High Yield Fund I (a)	247,170	2,450
LargeCap S&P 500 Index Fund (a)	1,852,628	34,292
		$68,257
TOTAL INVESTMENT COMPANIES		$88,402
Total Investments		$88,402
Other Assets and Liabilities - (0.01)%		$(8)
TOTAL NET ASSETS - 100.00%		$88,394

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	55.43%
International Equity Funds	29.06%
Fixed Income Funds	15.52%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Bond Market Index Fund		$11,382		$1,715	$1,430		$11,272
Diversified International Fund		18,798		2,464	2,097		20,243
Diversified Real Asset Fund		2		—	1		2
High Yield Fund I		2,431		340	302		2,450
International Emerging Markets Fund		1,039		128	115		1,183
International Small Company Fund		2,799		457	308		3,048
LargeCap S&P 500 Index Fund		31,040		5,828	3,503		34,292
MidCap S&P 400 Index Fund		8,497		1,629	970		9,111
Origin Emerging Markets Fund		1,071		124	113		1,215
Real Estate Securities Fund		1,900		291	237		1,906
SmallCap S&P 600 Index Fund		3,477		639	392		3,680
		$82,436		$13,615	$9,468		$88,402

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$288		$—			$—	$(395)
Diversified International Fund	372		16			—	1,062
Diversified Real Asset Fund	—		—			—	1
High Yield Fund I	38		—			—	(19)
International Emerging Markets Fund	14		4			—	127
International Small Company Fund	135		—			14	100
LargeCap S&P 500 Index Fund	618		(11)			1,716	938
MidCap S&P 400 Index Fund	149		(1)			512	(44)
Origin Emerging Markets Fund	11		5			—	128
Real Estate Securities Fund	11		1			44	(49)
SmallCap S&P 600 Index Fund	78		(3)			169	(41)
	$1,714		$11			$2,455	$1,808
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2045 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.59%
Diversified Real Asset Fund (a)	10	$—
International Emerging Markets Fund (a)	18,694	606
International Small Company Fund (a)	124,831	1,661
MidCap S&P 400 Index Fund (a)	227,888	5,014
Origin Emerging Markets Fund (a)	46,135	622
Real Estate Securities Fund (a)	43,183	998
SmallCap S&P 600 Index Fund (a)	71,111	1,973
		$10,874
Principal Funds, Inc. Institutional Class - 76.43%
Bond Market Index Fund (a)	416,779	4,501
Diversified International Fund (a)	750,095	11,034
High Yield Fund I (a)	90,599	898
LargeCap S&P 500 Index Fund (a)	1,015,745	18,801
		$35,234
TOTAL INVESTMENT COMPANIES		$46,108
Total Investments		$46,108
Other Assets and Liabilities - (0.02)%		$(9)
TOTAL NET ASSETS - 100.00%		$46,099

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.10%
International Equity Funds	30.21%
Fixed Income Funds	11.71%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$4,615	$530	$490	$4,501
Diversified International Fund	10,393	1,052	1,000	11,034
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	905	93	93	898
International Emerging Markets Fund	540	51	52	606
International Small Company Fund	1,548	205	146	1,661
LargeCap S&P 500 Index Fund	17,273	2,678	1,670	18,801
MidCap S&P 400 Index Fund	4,747	752	463	5,014
Origin Emerging Markets Fund	556	49	51	622
Real Estate Securities Fund	1,010	119	106	998
SmallCap S&P 600 Index Fund	1,893	286	184	1,973
	$43,480	$5,815	$4,255	$46,108

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$112	$1	$—	$(155)
Diversified International Fund		199	10	—	579
Diversified Real Asset Fund		—	—	—	—
High Yield Fund I		14	—	—	(7)
International Emerging Markets Fund		7	2	—	65
International Small Company Fund		72	—	7	54
LargeCap S&P 500 Index Fund		331	5	921	515
MidCap S&P 400 Index Fund		80	(1)	276	(21)
Origin Emerging Markets Fund		6	2	—	66
Real Estate Securities Fund		5	—	23	(25)
SmallCap S&P 600 Index Fund		41	—	89	(22)
		$867	$19	$1,316	$1,049
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2050 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.13%
International Emerging Markets Fund (a)	17,185	$557
International Small Company Fund (a)	118,543	1,578
MidCap S&P 400 Index Fund (a)	217,503	4,785
Origin Emerging Markets Fund (a)	42,403	572
Real Estate Securities Fund (a)	39,276	907
SmallCap S&P 600 Index Fund (a)	69,051	1,916
		$10,315
Principal Funds, Inc. Institutional Class - 75.89%
Bond Market Index Fund (a)	275,249	2,973
Diversified International Fund (a)	727,634	10,703
High Yield Fund I (a)	75,047	744
LargeCap S&P 500 Index Fund (a)	973,949	18,028
		$32,448
TOTAL INVESTMENT COMPANIES		$42,763
Total Investments		$42,763
Other Assets and Liabilities - (0.02)%		$(8)
TOTAL NET ASSETS - 100.00%		$42,755

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.96%
International Equity Funds	31.37%
Fixed Income Funds	8.69%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$2,895	$424	$246	$2,973
Diversified International Fund	9,642	1,237	735	10,703
High Yield Fund I	713	96	59	744
International Emerging Markets Fund	475	58	36	557
International Small Company Fund	1,407	226	106	1,578
LargeCap S&P 500 Index Fund	15,846	2,916	1,220	18,028
MidCap S&P 400 Index Fund	4,331	814	339	4,785
Origin Emerging Markets Fund	490	56	35	572
Real Estate Securities Fund	873	132	75	907
SmallCap S&P 600 Index Fund	1,757	317	137	1,916
	$38,429	$6,276	$2,988	$42,763

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$72	$—	$—	$(100)
Diversified International Fund		188	4	—	555
High Yield Fund I		11	—	—	(6)
International Emerging Markets Fund		6	1	—	59
International Small Company Fund		67	—	7	51
LargeCap S&P 500 Index Fund		311	1	864	485
MidCap S&P 400 Index Fund		75	—	257	(21)
Origin Emerging Markets Fund		5	1	—	60
Real Estate Securities Fund		5	—	20	(23)
SmallCap S&P 600 Index Fund		39	—	85	(21)
		$779	$7	$1,233	$1,039
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2055 Fund
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.83%
Diversified Real Asset Fund (a)	19	$—
International Emerging Markets Fund (a)	5,134	167
International Small Company Fund (a)	37,390	498
MidCap S&P 400 Index Fund (a)	67,328	1,481
Origin Emerging Markets Fund (a)	12,640	170
Real Estate Securities Fund (a)	11,869	274
SmallCap S&P 600 Index Fund (a)	21,389	594
		$3,184
Principal Funds, Inc. Institutional Class - 75.24%
Bond Market Index Fund (a)	58,748	634
Diversified International Fund (a)	222,918	3,279
High Yield Fund I (a)	22,760	226
LargeCap S&P 500 Index Fund (a)	297,736	5,511
		$9,650
TOTAL INVESTMENT COMPANIES		$12,834
Total Investments		$12,834
Other Assets and Liabilities - (0.07)%		$(9)
TOTAL NET ASSETS - 100.00%		$12,825

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.29%
International Equity Funds	32.07%
Fixed Income Funds	6.71%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

		Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Bond Market Index Fund		$612		$107	$64		$634
Diversified International Fund		2,929		460	279		3,279
Diversified Real Asset Fund		—		—	—		—
High Yield Fund I		214		35	21		226
International Emerging Markets Fund		141		21	12		167
International Small Company Fund		440		83	40		498
LargeCap S&P 500 Index Fund		4,803		1,022	460		5,511
MidCap S&P 400 Index Fund		1,329		288	129		1,481
Origin Emerging Markets Fund		145		21	14		170
Real Estate Securities Fund		261		47	27		274
SmallCap S&P 600 Index Fund		540		113	53		594
		$11,414		$2,197	$1,099		$12,834

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$15		$—			$—	$(21)
Diversified International Fund	57		2			—	167
Diversified Real Asset Fund	—		—			—	—
High Yield Fund I	3		—			—	(2)
International Emerging Markets Fund	2		—			—	17
International Small Company Fund	21		—			2	15
LargeCap S&P 500 Index Fund	94		1			260	145
MidCap S&P 400 Index Fund	23		—			78	(7)
Origin Emerging Markets Fund	1		—			—	18
Real Estate Securities Fund	1		—			6	(7)
SmallCap S&P 600 Index Fund	12		—			26	(6)
	$229		$3			$372	$319
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.36%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 25.06%
Diversified Real Asset Fund (a)	18	$214
International Emerging Markets Fund (a)	966	31,330
International Small Company Fund (a)	7,053	93,874
MidCap S&P 400 Index Fund (a)	12,881	283,373
Origin Emerging Markets Fund (a)	2,375	32,013
Real Estate Securities Fund (a)	2,200	50,816
SmallCap S&P 600 Index Fund (a)	4,079	113,198
		$604,818
Principal Funds, Inc. Institutional Class - 75.30%
Bond Market Index Fund (a)	8,477	91,551
Diversified International Fund (a)	42,770	629,142
High Yield Fund I (a)	4,275	42,369
LargeCap S&P 500 Index Fund (a)	57,003	1,055,121
		$1,818,183
TOTAL INVESTMENT COMPANIES		$2,423,001
Total Investments		$2,423,001
Other Assets and Liabilities - (0.36)%		$(8,793)
TOTAL NET ASSETS - 100.00%		$2,414,208

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.23%
International Equity Funds	32.57%
Fixed Income Funds	5.55%
Specialty Funds	0.01%
Other Assets and Liabilities	(0.36)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$76,800	$36,567	$18,740	$91,551
Diversified International Fund	497,836	200,482	103,372	629,142
Diversified Real Asset Fund	205	5	—	214
High Yield Fund I	35,296	15,403	8,060	42,369
International Emerging Markets Fund	23,535	9,221	4,836	31,330
International Small Company Fund	73,607	32,121	15,112	93,874
LargeCap S&P 500 Index Fund	813,853	382,433	171,077	1,055,121
MidCap S&P 400 Index Fund	224,824	107,244	47,756	283,373
Origin Emerging Markets Fund	24,276	9,140	4,836	32,013
Real Estate Securities Fund	42,506	19,868	10,075	50,816
SmallCap S&P 600 Index Fund	90,931	42,381	19,143	113,198
	$1,903,669	$854,865	$403,007	$2,423,001

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$2,232	$10	$—	$(3,086)
Diversified International Fund	11,086	1,089	—	33,107
Diversified Real Asset Fund	5	—	—	4
High Yield Fund I	636	—	—	(270)
International Emerging Markets Fund	361	127	—	3,283
International Small Company Fund	4,013	76	419	3,182
LargeCap S&P 500 Index Fund	18,218	278	50,771	29,634
MidCap S&P 400 Index Fund	4,440	82	15,306	(1,021)
Origin Emerging Markets Fund	280	114	—	3,319
Real Estate Securities Fund	275	8	1,134	(1,491)
SmallCap S&P 600 Index Fund	2,305	(11)	5,003	(960)
	$43,851	$1,773	$72,633	$65,701
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 24.91%
International Emerging Markets Fund (a)	17	$548
International Small Company Fund (a)	127	1,695
MidCap S&P 400 Index Fund (a)	238	5,233
Origin Emerging Markets Fund (a)	41	557
Real Estate Securities Fund (a)	46	1,067
SmallCap S&P 600 Index Fund (a)	75	2,089
		$11,189
Principal Funds, Inc. Institutional Class - 75.10%
Bond Market Index Fund (a)	179	1,935
Diversified International Fund (a)	789	11,614
High Yield Fund I (a)	88	872
LargeCap S&P 500 Index Fund (a)	1,043	19,314
		$33,735
TOTAL INVESTMENT COMPANIES		$44,924
Total Investments		$44,924
Other Assets and Liabilities - (0.01)%		$(3)
TOTAL NET ASSETS - 100.00%		$44,921

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.68%
International Equity Funds	32.08%
Fixed Income Funds	6.25%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2065 Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$895	$1,519	$444	$1,935
Diversified International Fund	4,436	9,317	2,538	11,614
Diversified Real Asset Fund	502	—	503	—
High Yield Fund I	403	669	197	872
International Emerging Markets Fund	205	426	118	548
International Small Company Fund	651	1,377	370	1,695
LargeCap S&P 500 Index Fund	9,356	14,209	4,716	19,314
MidCap S&P 400 Index Fund	2,652	3,940	1,393	5,233
Origin Emerging Markets Fund	208	432	118	557
Real Estate Securities Fund	499	831	247	1,067
SmallCap S&P 600 Index Fund	1,076	1,580	575	2,089
	$20,883	$34,300	$11,219	$44,924

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$22	$(3)	$—	$(32)
Diversified International Fund	99	75	—	324
Diversified Real Asset Fund	—	3	—	(2)
High Yield Fund I	6	—	—	(3)
International Emerging Markets Fund	3	5	—	30
International Small Company Fund	35	9	4	28
LargeCap S&P 500 Index Fund	162	192	450	273
MidCap S&P 400 Index Fund	39	56	134	(22)
Origin Emerging Markets Fund	2	5	—	30
Real Estate Securities Fund	3	(3)	11	(13)
SmallCap S&P 600 Index Fund	20	26	44	(18)
	$391	$365	$643	$595
Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 17.86%
Diversified Real Asset Fund (a)	43,144	$512
Global Diversified Income Fund (a)	140,781	2,012
International Small Company Fund (a)	18,117	241
MidCap S&P 400 Index Fund (a)	28,154	619
SmallCap S&P 600 Index Fund (a)	8,601	239
		$3,623
Principal Funds, Inc. Institutional Class - 82.19%
Bond Market Index Fund (a)	726,525	7,847
Diversified International Fund (a)	100,939	1,485
Inflation Protection Fund (a)	128,242	1,086
LargeCap S&P 500 Index Fund (a)	126,403	2,340
Short-Term Income Fund (a)	324,145	3,925
		$16,683
TOTAL INVESTMENT COMPANIES		$20,306
Total Investments		$20,306
Other Assets and Liabilities - (0.05)%		$(9)
TOTAL NET ASSETS - 100.00%		$20,297

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	63.35%
Domestic Equity Funds	15.76%
Specialty Funds	12.43%
International Equity Funds	8.51%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid Income Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$9,665	$1,146	$2,666	$7,847
Diversified International Fund	1,630	163	388	1,485
Diversified Real Asset Fund	595	69	162	512
Global Diversified Income Fund	2,353	240	611	2,012
Inflation Protection Fund	1,290	137	322	1,086
International Small Company Fund	260	34	61	241
LargeCap S&P 500 Index Fund	2,500	381	603	2,340
MidCap S&P 400 Index Fund	684	106	168	619
Short-Term Income Fund	4,840	501	1,383	3,925
SmallCap S&P 600 Index Fund	267	40	65	239
	$24,084	$2,817	$6,429	$20,306

			Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund		$223	$(6)	$—	$(292)
Diversified International Fund		29	15	—	65
Diversified Real Asset Fund		13	1	—	9
Global Diversified Income Fund		28	5	—	25
Inflation Protection Fund		25	1	—	(20)
International Small Company Fund		11	2	1	6
LargeCap S&P 500 Index Fund		46	5	126	57
MidCap S&P 400 Index Fund		11	2	38	(5)
Short-Term Income Fund		23	(1)	—	(32)
SmallCap S&P 600 Index Fund		6	1	12	(4)
		$415	$25	$177	$(191)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 27.98%
Blue Chip Fund (a)	918,323	$21,002
Diversified Real Asset Fund (a)	1,172,756	13,932
Global Diversified Income Fund (a)	3,844,037	54,931
Global Multi-Strategy Fund (a)	3,050,428	34,928
International Small Company Fund (a)	488,667	6,504
MidCap Fund (a)	557,294	15,855
SmallCap Growth Fund I (a)	217,231	3,154
SmallCap Value Fund II (a)	219,001	2,933
		$153,239
Principal Funds, Inc. Institutional Class - 72.03%
Bond Market Index Fund (a)	5,234,799	56,536
Core Plus Bond Fund (a)	10,954,107	118,962
Diversified International Fund (a)	1,288,547	18,954
Equity Income Fund (a)	608,877	19,959
Global Opportunities Fund (a)	913,457	12,249
Inflation Protection Fund (a)	3,152,186	26,699
LargeCap S&P 500 Index Fund (a)	1,039,901	19,249
Overseas Fund (a)	1,550,841	18,610
Short-Term Income Fund (a)	8,522,323	103,205
		$394,423
TOTAL INVESTMENT COMPANIES		$547,662
Total Investments		$547,662
Other Assets and Liabilities - (0.01)%		$(61)
TOTAL NET ASSETS - 100.00%		$547,601

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	55.77%
Specialty Funds	18.95%
Domestic Equity Funds	15.00%
International Equity Funds	10.29%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Strategic Income Fund
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$20,641	$676	$1,878	$21,002
Bond Market Index Fund	62,240	1,924	5,702	56,536
Core Plus Bond Fund	128,989	1,999	10,692	118,962
Diversified International Fund	18,766	453	1,284	18,954
Diversified Real Asset Fund	5,736	9,154	1,189	13,932
Equity Income Fund	20,255	1,134	2,185	19,959
Global Diversified Income Fund	57,535	1,126	4,514	54,931
Global Multi-Strategy Fund	37,208	1,366	3,326	34,928
Global Opportunities Fund	12,005	1,251	951	12,249
Inflation Protection Fund	37,433	787	11,102	26,699
International Small Company Fund	6,366	346	428	6,504
LargeCap S&P 500 Index Fund	17,289	2,735	1,330	19,249
MidCap Fund	15,740	622	1,093	15,855
Overseas Fund	18,465	688	1,282	18,610
Short-Term Income Fund	112,719	1,502	10,217	103,205
SmallCap Growth Fund I	3,108	198	214	3,154
SmallCap Value Fund II	3,023	201	212	2,933
	$577,518	$26,162	$57,599	$547,662

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$29	$257	$520	$1,306
Bond Market Index Fund	1,389	—	—	(1,926)
Core Plus Bond Fund	996	8	—	(1,342)
Diversified International Fund	333	(24)	—	1,043
Diversified Real Asset Fund	318	3	—	228
Equity Income Fund	148	558	859	197
Global Diversified Income Fund	703	32	—	752
Global Multi-Strategy Fund	891	142	162	(462)
Global Opportunities Fund	994	59	168	(115)
Inflation Protection Fund	564	498	—	(917)
International Small Company Fund	277	19	29	201
LargeCap S&P 500 Index Fund	332	1	924	554
MidCap Fund	21	225	498	361
Overseas Fund	455	51	113	688
Short-Term Income Fund	543	10	—	(809)
SmallCap Growth Fund I	72	37	106	25
SmallCap Value Fund II	83	35	98	(114)
	$8,148	$1,911	$3,477	$(330)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Real Estate Securities Fund January 31, 2018 (unaudited)

COMMON STOCKS - 99.34%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 4.43%			Sector	Percent
Extended Stay America Inc	1,380,130	$27,920	Financial	92.20%
Hilton Grand Vacations Inc (a)	601,242	27,038	Consumer, Cyclical	4.43%
Hilton Worldwide Holdings Inc	1,167,044	99,957	Technology	2.71%
		$154,915	Investment Companies	0.85%
REITs - 92.20%			Other Assets and Liabilities	(0.19)%
Alexandria Real Estate Equities Inc	1,139,969	147,854	TOTAL NET ASSETS	100.00%
American Homes 4 Rent	1,590,960	33,076
American Tower Corp	551,033	81,388
Apartment Investment & Management Co	2,458,483	102,863
AvalonBay Communities Inc	973,514	165,887
Boston Properties Inc	448,966	55,542
Corporate Office Properties Trust	722,040	19,712
Crown Castle International Corp	329,456	37,153
CubeSmart	1,850,216	50,936
DCT Industrial Trust Inc	702,360	41,573
DDR Corp	2,408,702	19,559
Duke Realty Corp	3,636,843	96,049
EPR Properties	821,077	48,493
Equinix Inc	559,703	254,771
Equity LifeStyle Properties Inc	576,024	49,722
Equity Residential	579,001	35,672
Essex Property Trust Inc	749,018	174,506
Extra Space Storage Inc	1,046,364	87,350
First Industrial Realty Trust Inc	946,899	29,221
GGP Inc	965,939	22,246
HCP Inc	1,367,850	32,938
Healthcare Trust of America Inc	1,384,066	38,214
Host Hotels & Resorts Inc	1,162,858	24,141
Hudson Pacific Properties Inc	1,611,501	51,520
Invitation Homes Inc	7,312,352	164,455
Kilroy Realty Corp	1,272,390	90,747
Physicians Realty Trust	3,131,566	51,044
Prologis Inc	2,615,504	170,295
Public Storage	349,339	68,387
Regency Centers Corp	1,593,662	100,257
Saul Centers Inc	311,728	17,061
Simon Property Group Inc	1,655,891	270,523
SL Green Realty Corp	727,982	73,177
Spirit Realty Capital Inc	4,418,951	36,103
STORE Capital Corp	3,695,718	90,582
Sun Communities Inc	905,631	80,456
Sunstone Hotel Investors Inc	3,725,345	62,772
Tanger Factory Outlet Centers Inc	1,348,334	33,951
Terreno Realty Corp	706,379	25,147
Vornado Realty Trust	443,191	31,768
Welltower Inc	1,878,919	112,679
Weyerhaeuser Co	1,155,440	43,375
		$3,223,165
Software - 2.71%
InterXion Holding NV (a)	1,506,633	94,541

TOTAL COMMON STOCKS		$3,472,621
INVESTMENT COMPANIES - 0.85%	Shares Held	Value (000's)
Money Market Funds - 0.85%
Principal Government Money Market Fund (b)	29,888,437	29,888

TOTAL INVESTMENT COMPANIES		$29,888
Total Investments		$3,502,509
Other Assets and Liabilities - (0.19)%		$(6,622)
TOTAL NET ASSETS - 100.00%		$3,495,887

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$87,296	$57,408		$29,888
		$—		$87,296	$57,408		$29,888

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$35		$—			$—	$—
	$35		$—			$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value (000's)
Money Market Funds - 0.76%
Principal Government Money Market Fund (a)	38,115,142	$38,115

Principal Exchange-Traded Funds - 14.22%
Principal Active Global Dividend Income ETF	7,331,200	213,630
(a)
Principal EDGE Active Income ETF (a)	1,371,900	56,660
Principal U.S. Mega-Cap Multi-Factor Index	12,438,200	342,051
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,073,100	98,124
ETF (a)
		$710,465
Principal Funds, Inc. Class R-6 - 43.09%
Blue Chip Fund (a)	15,379,730	351,734
Diversified Real Asset Fund (a)	14,386,009	170,906
EDGE MidCap Fund (a)	11,633,059	164,957
Global Multi-Strategy Fund (a)	18,260,513	209,083
Global Real Estate Securities Fund (a)	14,459,973	139,249
High Yield Fund (a)	9,963,666	74,329
Income Fund (a)	64,018,619	607,537
International Emerging Markets Fund (a)	3,665,008	118,820
International Small Company Fund (a)	5,223,536	69,525
Preferred Securities Fund (a)	12,271,753	126,399
Real Estate Debt Income Fund (a)	4,985,092	47,109
Small-MidCap Dividend Income Fund (a)	4,152,505	72,752
		$2,152,400
Principal Funds, Inc. Institutional Class - 42.04%
Diversified International Fund (a)	41,161,292	605,483
Equity Income Fund (a)	18,349,347	601,492
Government & High Quality Bond Fund (a)	25,940,908	265,375
Inflation Protection Fund (a)	9,243,138	78,289
LargeCap Growth Fund (a)	4,678,975	48,849
LargeCap Value Fund (a)	9,566,793	109,061
Principal Capital Appreciation Fund (a)	721,112	47,536
Short-Term Income Fund (a)	28,426,792	344,248
		$2,100,333
TOTAL INVESTMENT COMPANIES		$5,001,313
Total Investments		$5,001,313
Other Assets and Liabilities - (0.11)%		$(5,438)
TOTAL NET ASSETS - 100.00%		$4,995,875

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	36.76%
Fixed Income Funds	32.02%
International Equity Funds	22.96%
Specialty Funds	7.61%
Investment Companies	0.76%
Other Assets and Liabilities	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Balanced Portfolio
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,974	$80,488	$—	$351,734
Diversified International Fund	574,399	18,936	20,130	605,483
Diversified Real Asset Fund	201,097	3,882	37,235	170,906
EDGE MidCap Fund	102,805	52,635	—	164,957
Equity Income Fund	538,712	53,968	12,781	601,492
Global Multi-Strategy Fund	370,582	6,689	166,423	209,083
Global Real Estate Securities Fund	129,904	7,374	—	139,249
Government & High Quality Bond Fund	253,112	22,068	4,715	265,375
High Yield Fund	71,327	4,959	1,571	74,329
Income Fund	574,164	46,939	7,859	607,537
Inflation Protection Fund	74,443	5,107	—	78,289
International Emerging Markets Fund	116,958	1,395	12,788	118,820
International Small Company Fund	63,851	3,336	—	69,525
LargeCap Growth Fund	142,354	12,219	101,710	48,849
LargeCap Value Fund	288,488	43,802	198,632	109,061
Preferred Securities Fund	122,658	8,508	2,700	126,399
Principal Active Global Dividend Income	126,330	72,041	—	213,630
ETF
Principal Capital Appreciation Fund	136,085	5,747	96,335	47,536
Principal EDGE Active Income ETF	53,950	3,360	—	56,660
Principal Government Money Market Fund	—	140,420	102,305	38,115
Principal U.S. Mega-Cap Multi-Factor Index	57,753	265,268	—	342,051
ETF
Principal U.S. Small-Cap Multi-Factor	74,261	19,001	—	98,124
Index ETF
Real Estate Debt Income Fund	46,556	2,909	1,571	47,109
Short-Term Income Fund	316,071	30,651	—	344,248
Small-MidCap Dividend Income Fund	203,415	5,869	136,622	72,752
	$4,886,249	$917,571	$903,377	$5,001,313

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$439	$—	$7,830	$24,272
Diversified International Fund	10,314	1,559	—	30,719
Diversified Real Asset Fund	3,882	1,841	—	1,321
EDGE MidCap Fund	721	—	1,384	9,517
Equity Income Fund	4,310	510	25,073	21,083
Global Multi-Strategy Fund	5,656	7,802	1,032	(9,567)
Global Real Estate Securities Fund	2,683	—	2,100	1,971
Government & High Quality Bond Fund	1,896	(102)	—	(4,988)
High Yield Fund	1,017	(7)	—	(379)
Income Fund	5,038	(93)	—	(5,614)
Inflation Protection Fund	1,547	—	—	(1,261)
International Emerging Markets Fund	1,395	2,530	—	10,725
International Small Company Fund	2,846	—	297	2,338
LargeCap Growth Fund	2,599	47,646	9,621	(51,660)
LargeCap Value Fund	19,080	20,748	24,722	(45,345)
Preferred Securities Fund	1,641	(18)	199	(2,049)
Principal Active Global Dividend Income
ETF	1,657	—	11	15,259
Principal Capital Appreciation Fund	1,030	51,685	4,717	(49,646)
Principal EDGE Active Income ETF	980	—	226	(650)
Principal Government Money Market Fund	32	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	579	—	—	19,030
Principal U.S. Small-Cap Multi-Factor
Index ETF	280	—	—	4,862
Real Estate Debt Income Fund	472	(18)	—	(767)
Short-Term Income Fund	1,679	—	—	(2,474)
Small-MidCap Dividend Income Fund	2,138	40,339	3,731	(40,249)
	$73,911	$174,422	$80,943	$(73,552)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.38%	Shares Held	Value (000's)
Money Market Funds - 0.94%
Principal Government Money Market Fund (a)	17,262,147	$17,262

Principal Exchange-Traded Funds - 10.50%
Principal Active Global Dividend Income ETF	1,315,000	38,319
(a)
Principal EDGE Active Income ETF (a)	1,047,000	43,241
Principal U.S. Mega-Cap Multi-Factor Index	3,169,700	87,167
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	756,900	24,168
ETF (a)
		$192,895
Principal Funds, Inc. Class R-6 - 46.73%
Blue Chip Fund (a)	3,107,788	71,075
Diversified Real Asset Fund (a)	4,761,159	56,563
EDGE MidCap Fund (a)	3,011,699	42,706
Global Diversified Income Fund (a)	3,428,275	48,990
Global Multi-Strategy Fund (a)	6,397,151	73,247
Global Real Estate Securities Fund (a)	3,488,458	33,594
High Yield Fund (a)	6,262,567	46,719
Income Fund (a)	35,440,022	336,326
International Emerging Markets Fund (a)	990,971	32,127
International Small Company Fund (a)	1,204,320	16,030
Preferred Securities Fund (a)	7,121,685	73,353
Real Estate Debt Income Fund (a)	1,680,599	15,882
Small-MidCap Dividend Income Fund (a)	695,457	12,184
		$858,796
Principal Funds, Inc. Institutional Class - 42.21%
Diversified International Fund (a)	10,068,767	148,111
Equity Income Fund (a)	4,198,711	137,634
Government & High Quality Bond Fund (a)	17,155,676	175,502
Inflation Protection Fund (a)	5,491,609	46,514
LargeCap Growth Fund (a)	1,583,684	16,534
LargeCap Value Fund (a)	3,228,921	36,810
Principal Capital Appreciation Fund (a)	192,938	12,718
Short-Term Income Fund (a)	16,676,271	201,950
		$775,773
TOTAL INVESTMENT COMPANIES		$1,844,726
Total Investments		$1,844,726
Other Assets and Liabilities - (0.38)%		$(6,951)
TOTAL NET ASSETS - 100.00%		$1,837,775

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.11%
Domestic Equity Funds	23.99%
International Equity Funds	14.60%
Specialty Funds	9.74%
Investment Companies	0.94%
Other Assets and Liabilities	(0.38)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$41,215	$25,149	$—	$71,075
Diversified International Fund	144,496	4,513	8,799	148,111
Diversified Real Asset Fund	53,254	2,305	—	56,563
EDGE MidCap Fund	33,096	6,910	—	42,706
Equity Income Fund	120,343	19,199	6,872	137,634
Global Diversified Income Fund	48,300	1,037	1,029	48,990
Global Multi-Strategy Fund	86,980	2,182	15,292	73,247
Global Real Estate Securities Fund	27,261	5,928	—	33,594
Government & High Quality Bond Fund	174,378	6,841	2,319	175,502
High Yield Fund	46,357	1,378	767	46,719
Income Fund	331,272	13,549	5,328	336,326
Inflation Protection Fund	40,709	6,569	—	46,514
International Emerging Markets Fund	31,084	366	2,842	32,127
International Small Company Fund	15,973	803	1,288	16,030
LargeCap Growth Fund	44,210	3,758	30,255	16,534
LargeCap Value Fund	93,531	13,815	62,869	36,810
Preferred Securities Fund	73,546	2,470	1,459	73,353
Principal Active Global Dividend Income	35,391	—	—	38,319
ETF
Principal Capital Appreciation Fund	36,278	1,441	25,550	12,718
Principal EDGE Active Income ETF	43,734	—	—	43,241
Principal Government Money Market Fund	—	40,241	22,979	17,262
Principal U.S. Mega-Cap Multi-Factor Index	17,577	65,101	—	87,167
ETF
Principal U.S. Small-Cap Multi-Factor	21,536	1,345	—	24,168
Index ETF
Real Estate Debt Income Fund	15,647	670	169	15,882
Short-Term Income Fund	196,327	10,281	3,177	201,950
Small-MidCap Dividend Income Fund	32,416	901	21,165	12,184
	$1,804,911	$236,752	$212,159	$1,844,726

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$84	$—	$1,500	$4,711
Diversified International Fund	2,553	633	—	7,268
Diversified Real Asset Fund	1,227	—	—	1,004
EDGE MidCap Fund	199	—	382	2,700
Equity Income Fund	956	80	5,561	4,884
Global Diversified Income Fund	607	5	—	677
Global Multi-Strategy Fund	1,846	600	337	(1,223)
Global Real Estate Securities Fund	613	—	479	405
Government & High Quality Bond Fund	1,276	(100)	—	(3,298)
High Yield Fund	645	(2)	—	(247)
Income Fund	2,825	(76)	—	(3,091)
Inflation Protection Fund	918	—	—	(764)
International Emerging Markets Fund	366	478	—	3,041
International Small Company Fund	683	153	71	389
LargeCap Growth Fund	799	12,719	2,959	(13,898)
LargeCap Value Fund	6,022	5,862	7,794	(13,529)
Preferred Securities Fund	956	(4)	115	(1,200)
Principal Active Global Dividend Income
ETF	312	—	2	2,928
Principal Capital Appreciation Fund	259	13,112	1,182	(12,563)
Principal EDGE Active Income ETF	784	—	179	(493)
Principal Government Money Market Fund	15	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	132	—	—	4,489
Principal U.S. Small-Cap Multi-Factor
Index ETF	73	—	—	1,287
Real Estate Debt Income Fund	160	(1)	—	(265)
Short-Term Income Fund	1,005	(21)	—	(1,460)
Small-MidCap Dividend Income Fund	329	8,057	573	(8,025)
	$25,644	$41,495	$21,134	$(26,273)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.12%	Shares Held	Value (000's)
Money Market Funds - 0.99%
Principal Government Money Market Fund (a)	33,532,602	$33,533

Principal Exchange-Traded Funds - 14.97%
Principal Active Global Dividend Income ETF	3,730,000	108,692
(a)
Principal U.S. Mega-Cap Multi-Factor Index	11,056,800	304,062
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,898,200	92,539
ETF (a)
		$505,293
Principal Funds, Inc. Class R-6 - 38.28%
Blue Chip Fund (a)	13,059,786	298,677
Diversified Real Asset Fund (a)	11,034,980	131,096
EDGE MidCap Fund (a)	13,097,908	185,728
Global Multi-Strategy Fund (a)	4,742,911	54,306
Global Real Estate Securities Fund (a)	7,460,094	71,841
Income Fund (a)	18,314,259	173,802
International Small Company Fund (a)	4,565,048	60,761
Multi-Manager Equity Long/Short Fund (a)	8,076,793	89,733
Origin Emerging Markets Fund (a)	8,764,086	118,140
Preferred Securities Fund (a)	4,690,653	48,314
Small-MidCap Dividend Income Fund (a)	3,388,611	59,369
		$1,291,767
Principal Funds, Inc. Institutional Class - 45.88%
Diversified International Fund (a)	40,449,237	595,008
Equity Income Fund (a)	14,243,702	466,909
Government & High Quality Bond Fund (a)	9,105,212	93,146
LargeCap Growth Fund (a)	5,969,545	62,322
LargeCap Value Fund (a)	10,606,791	120,918
Principal Capital Appreciation Fund (a)	862,943	56,885
Short-Term Income Fund (a)	12,635,204	153,012
		$1,548,200
TOTAL INVESTMENT COMPANIES		$3,378,793
Total Investments		$3,378,793
Other Assets and Liabilities - (0.12)%		$(4,043)
TOTAL NET ASSETS - 100.00%		$3,374,750

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.82%
International Equity Funds	28.28%
Fixed Income Funds	13.87%
Specialty Funds	8.16%
Investment Companies	0.99%
Other Assets and Liabilities	(0.12)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Growth Portfolio
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$200,954	$77,363	$—	$298,677
Diversified International Fund	563,203	16,224	16,011	595,008
Diversified Real Asset Fund	125,098	6,422	2,771	131,096
EDGE MidCap Fund	163,061	10,514	—	185,728
Equity Income Fund	307,053	149,225	3,309	466,909
Global Multi-Strategy Fund	53,550	2,041	835	54,306
Global Real Estate Securities Fund	44,012	27,271	—	71,841
Government & High Quality Bond Fund	90,192	4,743	—	93,146
Income Fund	168,759	9,180	2,503	173,802
International Small Company Fund	57,799	2,847	1,937	60,761
LargeCap Growth Fund	173,073	14,786	120,835	62,322
LargeCap Value Fund	313,544	45,707	213,241	120,918
Multi-Manager Equity Long/Short Fund	87,268	4,541	2,531	89,733
Origin Emerging Markets Fund	118,808	1,046	14,917	118,140
Preferred Securities Fund	47,140	1,960	—	48,314
Principal Active Global Dividend Income	100,386	—	—	108,692
ETF
Principal Capital Appreciation Fund	158,192	6,468	110,236	56,885
Principal Government Money Market Fund	—	117,316	83,783	33,533
Principal U.S. Mega-Cap Multi-Factor Index	55,242	231,964	—	304,062
ETF
Principal U.S. Small-Cap Multi-Factor	77,312	10,664	—	92,539
Index ETF
Short-Term Income Fund	146,460	7,666	—	153,012
Small-MidCap Dividend Income Fund	168,576	4,576	113,958	59,369
	$3,219,682	$752,524	$686,867	$3,378,793

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$367	$—	$6,544	$20,360
Diversified International Fund	10,087	864	—	30,728
Diversified Real Asset Fund	2,875	(25)	—	2,372
EDGE MidCap Fund	884	—	1,697	12,153
Equity Income Fund	3,075	138	17,879	13,802
Global Multi-Strategy Fund	1,314	52	239	(502)
Global Real Estate Securities Fund	1,248	—	976	558
Government & High Quality Bond Fund	668	—	—	(1,789)
Income Fund	1,451	(12)	—	(1,622)
International Small Company Fund	2,524	169	264	1,883
LargeCap Growth Fund	3,145	50,234	11,642	(54,936)
LargeCap Value Fund	19,910	19,535	25,797	(44,627)
Multi-Manager Equity Long/Short Fund	2,787	117	1,666	338
Origin Emerging Markets Fund	1,046	3,120	—	10,083
Preferred Securities Fund	623	—	75	(786)
Principal Active Global Dividend Income
ETF	886	—	6	8,306
Principal Capital Appreciation Fund	1,157	56,894	5,311	(54,433)
Principal Government Money Market Fund	21	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	509	—	—	16,856
Principal U.S. Small-Cap Multi-Factor
Index ETF	263	—	—	4,563
Short-Term Income Fund	756	—	—	(1,114)
Small-MidCap Dividend Income Fund	1,666	35,201	2,910	(35,026)
	$57,262	$166,287	$75,006	$(72,833)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.26%	Shares Held	Value (000's)
Money Market Funds - 0.72%
Principal Government Money Market Fund (a)	19,936,087	$19,936

Principal Exchange-Traded Funds - 11.72%
Principal Active Global Dividend Income ETF	5,316,000	154,908
(a)
Principal EDGE Active Income ETF (a)	1,664,800	68,756
Principal U.S. Mega-Cap Multi-Factor Index	3,741,200	102,883
ETF (a)
		$326,547
Principal Funds, Inc. Class R-6 - 47.79%
EDGE MidCap Fund (a)	1,806,141	25,611
Global Diversified Income Fund (a)	9,833,011	140,514
Global Real Estate Securities Fund (a)	10,274,151	98,940
High Yield Fund (a)	16,591,742	123,774
Income Fund (a)	75,322,882	714,814
International Emerging Markets Fund (a)	222,251	7,205
Preferred Securities Fund (a)	13,833,449	142,485
Real Estate Debt Income Fund (a)	5,434,117	51,353
Small-MidCap Dividend Income Fund (a)	1,545,941	27,085
		$1,331,781
Principal Funds, Inc. Institutional Class - 40.03%
Diversified International Fund (a)	779,048	11,460
Equity Income Fund (a)	6,818,205	223,501
Government & High Quality Bond Fund (a)	30,177,652	308,717
Inflation Protection Fund (a)	21,038,962	178,200
LargeCap Growth Fund (a)	1,650,225	17,228
LargeCap Value Fund (a)	2,079,865	23,710
Short-Term Income Fund (a)	29,105,830	352,472
		$1,115,288
TOTAL INVESTMENT COMPANIES		$2,793,552
Total Investments		$2,793,552
Other Assets and Liabilities - (0.26)%		$(7,169)
TOTAL NET ASSETS - 100.00%		$2,786,383

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69.65%
Domestic Equity Funds	15.07%
International Equity Funds	9.78%
Specialty Funds	5.04%
Investment Companies	0.72%
Other Assets and Liabilities	(0.26)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Flexible Income Portfolio
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Diversified International Fund	$58,755	$402	$48,480	$11,460
EDGE MidCap Fund	—	24,537	—	25,611
Equity Income Fund	273,840	12,839	73,161	223,501
Global Diversified Income Fund	138,102	2,641	2,192	140,514
Global Real Estate Securities Fund	95,557	3,793	1,857	98,940
Government & High Quality Bond Fund	310,380	8,171	3,843	308,717
High Yield Fund	123,340	3,281	2,192	123,774
Income Fund	710,888	22,297	11,631	714,814
Inflation Protection Fund	176,707	6,260	1,857	178,200
International Emerging Markets Fund	18,109	123	12,139	7,205
LargeCap Growth Fund	45,466	3,819	30,893	17,228
LargeCap Value Fund	59,271	9,058	39,610	23,710
Preferred Securities Fund	143,784	3,065	2,024	142,485
Principal Active Global Dividend Income	43,976	101,725	—	154,908
ETF
Principal EDGE Active Income ETF	67,827	1,716	—	68,756
Principal Government Money Market Fund	—	74,128	54,192	19,936
Principal U.S. Mega-Cap Multi-Factor Index	18,707	78,668	—	102,883
ETF
Real Estate Debt Income Fund	51,449	1,700	926	51,353
Short-Term Income Fund	350,877	8,245	4,048	352,472
Small-MidCap Dividend Income Fund	70,242	2,251	45,480	27,085
	$2,757,277	$368,719	$334,525	$2,793,552

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund	$319	$10,844	$—	$(10,061)
EDGE MidCap Fund	89	—	170	1,074
Equity Income Fund	1,786	10,689	10,389	(706)
Global Diversified Income Fund	1,742	5	—	1,958
Global Real Estate Securities Fund	1,926	24	1,507	1,423
Government & High Quality Bond Fund	2,255	(239)	—	(5,752)
High Yield Fund	1,715	(2)	—	(653)
Income Fund	6,018	(227)	—	(6,513)
Inflation Protection Fund	3,601	(16)	—	(2,894)
International Emerging Markets Fund	123	3,055	—	(1,943)
LargeCap Growth Fund	812	6,412	3,007	(7,576)
LargeCap Value Fund	3,949	3,575	5,109	(8,584)
Preferred Securities Fund	1,861	(7)	224	(2,333)
Principal Active Global Dividend Income
ETF	1,041	—	7	9,207
Principal EDGE Active Income ETF	1,215	—	278	(787)
Principal Government Money Market Fund	26	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	162	—	—	5,508
Real Estate Debt Income Fund	524	(15)	—	(855)
Short-Term Income Fund	1,765	(34)	—	(2,568)
Small-MidCap Dividend Income Fund	730	18,032	1,272	(17,960)
	$31,659	$52,096	$21,963	$(50,015)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.36%	Shares Held	Value (000's)
Money Market Funds - 1.13%
Principal Government Money Market Fund (a)	23,727,038	$23,727

Principal Exchange-Traded Funds - 21.40%
Principal Active Global Dividend Income ETF	3,486,000	101,582
(a)
Principal EDGE Active Income ETF (a)	1,859,800	76,810
Principal U.S. Mega-Cap Multi-Factor Index	6,755,200	185,768
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,641,700	84,349
ETF (a)
		$448,509
Principal Funds, Inc. Class R-6 - 31.15%
Blue Chip Fund (a)	5,721,034	130,840
EDGE MidCap Fund (a)	6,831,426	96,869
Global Multi-Strategy Fund (a)	2,895,697	33,156
Global Real Estate Securities Fund (a)	9,246,586	89,044
International Small Company Fund (a)	3,267,932	43,496
Multi-Manager Equity Long/Short Fund (a)	4,248,044	47,196
Origin Emerging Markets Fund (a)	10,236,695	137,991
Real Estate Debt Income Fund (a)	4,958,162	46,855
Small-MidCap Dividend Income Fund (a)	1,572,823	27,556
		$653,003
Principal Funds, Inc. Institutional Class - 46.68%
Diversified International Fund (a)	30,067,189	442,289
Equity Income Fund (a)	8,272,184	271,162
LargeCap Growth Fund (a)	5,535,556	57,791
LargeCap Value Fund (a)	6,006,297	68,472
Principal Capital Appreciation Fund (a)	1,562,102	102,974
Short-Term Income Fund (a)	2,943,461	35,645
		$978,333
TOTAL INVESTMENT COMPANIES		$2,103,572
Total Investments		$2,103,572
Other Assets and Liabilities - (0.36)%		$(7,618)
TOTAL NET ASSETS - 100.00%		$2,095,954

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	48.93%
International Equity Funds	38.86%
Fixed Income Funds	7.61%
Specialty Funds	3.83%
Investment Companies	1.13%
Other Assets and Liabilities	(0.36)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Strategic Growth Portfolio
	January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	January 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$—	$124,015	$—	$130,840
Diversified International Fund	420,336	11,910	13,473	442,289
EDGE MidCap Fund	42,661	49,139	—	96,869
Equity Income Fund	146,276	117,580	—	271,162
Global Multi-Strategy Fund	33,361	963	888	33,156
Global Real Estate Securities Fund	86,036	3,320	1,618	89,044
International Small Company Fund	41,134	2,101	1,212	43,496
LargeCap Growth Fund	146,583	12,994	97,812	57,791
LargeCap Value Fund	171,854	25,619	114,866	68,472
Multi-Manager Equity Long/Short Fund	45,857	2,429	1,333	47,196
Origin Emerging Markets Fund	132,534	1,381	11,036	137,991
Principal Active Global Dividend Income	93,819	—	—	101,582
ETF
Principal Capital Appreciation Fund	255,010	10,988	167,202	102,974
Principal EDGE Active Income ETF	77,684	—	—	76,810
Principal Government Money Market Fund	—	70,302	46,575	23,727
Principal U.S. Mega-Cap Multi-Factor Index	37,163	138,329	—	185,768
ETF
Principal U.S. Small-Cap Multi-Factor	79,886	—	—	84,349
Index ETF
Real Estate Debt Income Fund	48,544	1,076	1,979	46,855
Short-Term Income Fund	34,465	1,439	—	35,645
Small-MidCap Dividend Income Fund	81,600	2,162	56,355	27,556
	$1,974,803	$575,747	$514,349	$2,103,572

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$125	$—	$2,225	$6,825
Diversified International Fund	7,481	893	—	22,623
EDGE MidCap Fund	397	—	762	5,069
Equity Income Fund	1,724	—	10,022	7,306
Global Multi-Strategy Fund	815	23	149	(303)
Global Real Estate Securities Fund	1,732	13	1,358	1,293
International Small Company Fund	1,800	177	188	1,296
LargeCap Growth Fund	2,764	37,668	10,230	(41,642)
LargeCap Value Fund	11,160	10,940	14,459	(25,075)
Multi-Manager Equity Long/Short Fund	1,460	61	873	182
Origin Emerging Markets Fund	1,191	2,041	—	13,071
Principal Active Global Dividend Income
ETF	828	—	5	7,763
Principal Capital Appreciation Fund	1,976	66,913	9,011	(62,735)
Principal EDGE Active Income ETF	1,392	—	318	(874)
Principal Government Money Market Fund	17	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index
ETF	303	—	—	10,276
Principal U.S. Small-Cap Multi-Factor
Index ETF	254	—	—	4,463
Real Estate Debt Income Fund	475	—	—	(786)
Short-Term Income Fund	176	—	—	(259)
Small-MidCap Dividend Income Fund	787	21,380	1,376	(21,231)
	$36,857	$140,109	$50,976	$(72,738)
Amounts in thousands

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.59%	Shares Held	Value (000's)			Principal
Money Market Funds - 0.59%			BONDS (continued)		Amount (000's)	Value (000's)
Principal Government Money Market Fund (a)	25,442,774	$25,443	Automobile Asset Backed Securities (continued)
			CPS Auto Receivables Trust 2013-C
TOTAL INVESTMENT COMPANIES		$25,443	4.30%, 08/15/2019(b)		$4,328	$4,345
	Principal		CPS Auto Receivables Trust 2013-D
BONDS - 98.24%	Amount (000's)	Value (000's)	3.97%, 11/15/2019(b)		864	867
Aerospace & Defense - 1.42%			CPS Auto Receivables Trust 2014-C
Lockheed Martin Corp			2.67%, 08/17/2020(b)		2,087	2,091
1.85%, 11/23/2018	$6,500	$6,484	3.77%, 08/17/2020(b)		4,330	4,389
Northrop Grumman Corp			CPS Auto Receivables Trust 2015-A
2.08%, 10/15/2020	4,850	4,780	2.79%, 02/16/2021(b)		10,330	10,356
2.55%, 10/15/2022	9,750	9,521	CPS Auto Receivables Trust 2015-C
Rockwell Collins Inc			2.55%, 02/18/2020(b)		2,969	2,972
1.95%, 07/15/2019	5,000	4,961	CPS Auto Receivables Trust 2016-B
2.80%, 03/15/2022	9,500	9,400	2.07%, 11/15/2019(b)		895	895
3.20%, 03/15/2024	6,750	6,699	CPS Auto Receivables Trust 2016-C
United Technologies Corp			1.62%, 01/15/2020(b)		4,854	4,848
1.50%, 11/01/2019	9,600	9,451	CPS Auto Receivables Trust 2017-B
1.90%, 05/04/2020	9,400	9,270	1.75%, 07/15/2020(b)		8,853	8,832
		$60,566	CPS Auto Receivables Trust 2017-D
			1.87%, 03/15/2021(b)		5,492	5,479
Airlines - 0.82%
American Airlines 2013-2 Class A Pass			CPS Auto Receivables Trust 2018-A
			2.16%, 05/17/2021(b)		9,750	9,743
Through Trust
4.95%, 07/15/2024	13,724	14,428	CPS Auto Trust
			1.50%, 06/15/2020(b)		3,795	3,786
Continental Airlines 2009-2 Class A Pass			1.68%, 08/17/2020(b)		8,474	8,453
Through Trust
7.25%, 05/10/2021	6,301	6,746	Ford Credit Auto Owner Trust 2015-REV2
			2.44%, 01/15/2027(b)		12,327	12,292
Delta Air Lines 2009-1 Class A Pass Through
Trust			Ford Credit Auto Owner Trust 2016-REV2
			2.03%, 12/15/2027(b)		14,000	13,693
7.75%, 06/17/2021	8,886	9,552
Delta Air Lines 2012-1 Class A Pass Through			Ford Credit Auto Owner Trust 2017-REV1
			2.62%, 08/15/2028(b)		11,500	11,407
Trust
4.75%, 11/07/2021	4,092	4,231	Ford Credit Auto Owner Trust/Ford Credit
		$34,957	2014-RE	V1
			2.26%, 11/15/2025(b)		11,327	11,322
Automobile Asset Backed Securities - 8.69%
AmeriCredit Automobile Receivables 2015-4			OneMain Direct Auto Receivables Trust 2017-
3.72%, 12/08/2021	6,390	6,453	2
			2.31%, 12/14/2021(b)		22,000	21,929
AmeriCredit Automobile Receivables Trust
2013-5			Santander Drive Auto Receivables Trust 2013-
2.29%, 11/08/2019	956	957	5
2.86%, 12/09/2019	14,920	14,968	2.73%, 10/15/2019		6,086	6,099
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-
2014-1			1
2.15%, 03/09/2020	1,601	1,602	2.36%, 04/15/2020		659	659
2.54%, 06/08/2020	10,500	10,518	2.91%, 04/15/2020		3,500	3,510
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-
2014-2			2
2.18%, 06/08/2020	3,270	3,272	2.76%, 02/18/2020		3,600	3,613
2.57%, 07/08/2020	9,400	9,424	Santander Drive Auto Receivables Trust 2014-
AmeriCredit Automobile Receivables Trust			3
2014-3			2.13%, 08/17/2020		1,490	1,490
2.58%, 09/08/2020	3,200	3,206	2.65%, 08/17/2020		2,770	2,778
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2014-
2015-2			5
3.00%, 06/08/2021	3,000	3,021	2.46%, 06/15/2020		2,959	2,962
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2015-
2015-3			1
2.73%, 03/08/2021	8,300	8,329	2.57%, 04/15/2021		12,314	12,336
Americredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2015-
2016-4			2
1.34%, 04/08/2020	4,514	4,508	2.44%, 04/15/2021		12,731	12,751
AmeriCredit Automobile Receivables Trust			3.02%, 04/15/2021		6,420	6,467
2017-4			Santander Drive Auto Receivables Trust 2016-
1.83%, 05/18/2021	16,750	16,708	3
Bank of The West Auto Trust 2017-1			1.34%, 11/15/2019		901	901
1.78%, 02/15/2021(b)	6,750	6,727	Santander Drive Auto Receivables Trust 2018-
Capital Auto Receivables Asset Trust 2015-2			1
2.29%, 05/20/2020	7,000	7,001	2.10%, 11/16/2020		6,800	6,797
Capital Auto Receivables Asset Trust 2016-3			TCF Auto Receivables Owner Trust 2016-
1.36%, 04/22/2019	169	168	PT1
			1.93%, 06/15/2022(b)		14,715	14,640
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020(b)	8,500	8,479	Westlake Automobile Receivables Trust 2015-
CPS Auto Receivables Trust 2013-B			1
			2.29%, 11/16/2020(b)		665	665
1.82%, 09/15/2020(b)	1,407	1,405

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Westlake Automobile Receivables Trust 2015-			Capital One NA
2			1.85%, 09/13/2019	$9,500	$9,381
2.45%, 01/15/2021(b)	$2,103	$2,104	2.33%, 09/13/2019	9,500	9,550
Westlake Automobile Receivables Trust 2016-			3 Month LIBOR + 0.77%
2			2.92%, 01/30/2023	14,400	14,525
1.57%, 06/17/2019(b)	2,136	2,136	3 Month LIBOR + 1.15%
Westlake Automobile Receivables Trust 2016-			Citigroup Inc
3			1.70%, 04/27/2018	13,990	13,984
2.07%, 12/15/2021(b)	11,400	11,380	2.52%, 05/17/2024	4,750	4,861
Westlake Automobile Receivables Trust 2017-			3 Month LIBOR + 1.10%
1			2.70%, 03/30/2021	14,100	14,011
1.78%, 04/15/2020(b)	5,392	5,387	2.71%, 04/25/2022	19,800	20,120
2.30%, 10/17/2022(b)	5,000	4,993	3 Month LIBOR + 0.96%
Westlake Automobile Receivables Trust 2017-			2.91%, 09/01/2023	10,000	10,351
2			3 Month LIBOR + 1.43%
1.80%, 07/15/2020(b)	8,000	7,982	Fifth Third Bancorp
Westlake Automobile Receivables Trust 2018-			2.60%, 06/15/2022	19,200	18,832
1			Fifth Third Bank/Cincinnati OH
2.42%, 12/15/2020(b)	18,000	17,999	1.63%, 09/27/2019	4,750	4,683
		$372,094	2.25%, 06/14/2021	7,700	7,570
Automobile Floor Plan Asset Backed Securities - 0.80%			2.30%, 03/15/2019	7,600	7,597
Ally Master Owner Trust			Goldman Sachs Group Inc/The
1.99%, 06/15/2022	4,000	4,019	2.30%, 12/13/2019	9,600	9,543
1 Month LIBOR + 0.43%			2.60%, 04/23/2020	9,600	9,575
Ford Credit Floorplan Master Owner Trust A			2.86%, 04/26/2022	25,000	25,416
2.02%, 11/15/2021	16,300	16,384	3 Month LIBOR + 1.11%
1 Month LIBOR + 0.46%			2.90%, 04/23/2020	14,400	14,640
Nissan Master Owner Trust Receivables			3 Month LIBOR + 1.16%
1.88%, 10/17/2022	13,600	13,630	3.00%, 04/26/2022	19,200	19,067
1 Month LIBOR + 0.32%			3.23%, 02/25/2021	9,600	9,969
		$34,033	3 Month LIBOR + 1.77%
Automobile Manufacturers - 1.53%			ING Groep NV
Daimler Finance North America LLC			2.84%, 03/29/2022	9,750	9,953
1.75%, 10/30/2019(b)	6,650	6,557	3 Month LIBOR + 1.15%
Ford Motor Credit Co LLC			3.15%, 03/29/2022	6,800	6,791
2.02%, 05/03/2019	9,600	9,530	JPMorgan Chase & Co
2.96%, 03/28/2022	5,000	5,084	2.30%, 08/15/2021	9,500	9,332
3 Month LIBOR + 1.27%			2.65%, 04/25/2023	38,500	39,136
3.34%, 03/28/2022	4,500	4,488	3 Month LIBOR + 0.90%
PACCAR Financial Corp			2.97%, 10/24/2023	15,000	15,472
1.45%, 03/09/2018	6,664	6,660	3 Month LIBOR + 1.23%
2.20%, 09/15/2019	9,327	9,310	4.25%, 10/15/2020	22,250	23,183
Toyota Motor Credit Corp			KeyBank NA/Cleveland OH
1.20%, 04/06/2018	9,600	9,592	1.70%, 06/01/2018	6,500	6,498
2.10%, 01/17/2019	4,800	4,800	2.35%, 03/08/2019	16,350	16,336
2.60%, 01/11/2022	9,600	9,539	2.40%, 06/09/2022	9,600	9,369
		$65,560	KeyCorp
Banks - 20.64%			5.10%, 03/24/2021	10,000	10,694
Bank of America Corp			Morgan Stanley
2.50%, 10/21/2022	12,000	11,731	2.13%, 04/25/2018	9,750	9,755
2.60%, 01/15/2019	1,732	1,739	2.33%, 02/10/2021	14,500	14,544
2.63%, 10/19/2020	15,750	15,737	3 Month LIBOR + 0.55%
2.88%, 04/24/2023(c)	14,500	14,372	3.14%, 04/21/2021	14,400	14,792
3 Month LIBOR + 1.02%			3 Month LIBOR + 1.40%
2.90%, 01/20/2023	38,000	39,029	3.14%, 10/24/2023	38,600	39,951
3 Month LIBOR + 1.16%			3 Month LIBOR + 1.40%
3.00%, 12/20/2023(b),(c)	10,347	10,241	5.50%, 07/24/2020	9,500	10,126
3 Month LIBOR + 0.79%			PNC Bank NA
Bank of New York Mellon Corp/The			1.80%, 05/19/2020	12,000	12,046
2.20%, 05/15/2019	11,327	11,312	3 Month LIBOR + 0.36%
2.50%, 04/15/2021	5,700	5,657	2.00%, 05/19/2020	9,250	9,128
2.82%, 10/30/2023	24,500	25,169	2.26%, 07/27/2022	9,600	9,625
3 Month LIBOR + 1.05%			3 Month LIBOR + 0.50%
BB&T Corp			2.45%, 07/28/2022	14,400	14,101
2.04%, 02/01/2019	5,664	5,691	6.88%, 04/01/2018	4,080	4,113
3 Month LIBOR + 0.66%			State Street Corp
2.05%, 05/10/2021	9,500	9,278	3.10%, 05/15/2023	24,100	24,026
2.34%, 04/01/2022	4,900	4,935	SunTrust Bank/Atlanta GA
3 Month LIBOR + 0.65%			2.25%, 01/31/2020	9,600	9,552
Branch Banking & Trust Co			2.45%, 08/01/2022	14,400	14,065
2.10%, 01/15/2020	14,400	14,292	7.25%, 03/15/2018	23,149	23,291
2.63%, 01/15/2022	14,400	14,291

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Commercial Mortgage Backed Securities (continued)
SunTrust Banks Inc			Ginnie Mae (continued)
2.90%, 03/03/2021	$12,500	$12,518	0.85%, 02/16/2048(d),(e)	$33,945	$1,531
UBS AG/London			0.87%, 02/16/2055(d),(e)	70,137	2,546
2.10%, 06/08/2020(b)	6,750	6,782	0.89%, 01/16/2055(d),(e)	101,111	3,867
3 Month LIBOR + 0.58%			1.06%, 06/16/2045(d),(e)	70,477	3,828
2.20%, 06/08/2020(b)	4,750	4,700	1.09%, 08/16/2042(d),(e)	71,833	3,562
UBS Group Funding Switzerland AG			1.15%, 02/16/2046(d),(e)	72,693	3,665
2.68%, 05/23/2023(b)	3,000	3,057	1.28%, 10/16/2051(d),(e)	3,643	227
3 Month LIBOR + 1.22%			1.37%, 12/16/2036(d),(e)	57,052	3,017
3.49%, 05/23/2023(b)	11,450	11,510	GS Mortgage Securities Trust 2017-GS6
US Bancorp			1.95%, 05/10/2050	13,468	13,224
2.38%, 01/24/2022	5,751	5,801	JPMDB Commercial Mortgage Securities
3 Month LIBOR + 0.64%			Trust 2016-C4
2.63%, 01/24/2022	9,600	9,520	1.54%, 12/15/2049	10,072	9,842
US Bank NA/Cincinnati OH					$49,735
2.00%, 01/24/2020	9,600	9,510	Computers - 1.67%
2.05%, 10/23/2020	9,700	9,571	Apple Inc
2.24%, 10/28/2019	8,459	8,505	1.00%, 05/03/2018	4,664	4,657
3 Month LIBOR + 0.48%			1.90%, 02/07/2020	4,800	4,761
Wells Fargo & Co			2.00%, 11/13/2020	9,700	9,582
2.60%, 07/22/2020	5,000	4,996	2.50%, 02/09/2022	9,600	9,508
2.85%, 01/24/2023	19,000	19,435	Dell International LLC / EMC Corp
3 Month LIBOR + 1.11%			3.48%, 06/01/2019(b)	17,385	17,539
Wells Fargo Bank NA			Hewlett Packard Enterprise Co
1.97%, 01/15/2020	14,500	14,517	2.85%, 10/05/2018	6,650	6,680
3 Month LIBOR + 0.23%			International Business Machines Corp
		$883,450	1.95%, 02/12/2019	9,250	9,239
Beverages - 0.93%			2.25%, 02/19/2021	9,500	9,408
Anheuser-Busch InBev Finance Inc					$71,374
2.15%, 02/01/2019	14,414	14,408	Consumer Products - 0.22%
3.30%, 02/01/2023	9,600	9,676	Reckitt Benckiser Treasury Services PLC
PepsiCo Inc			2.23%, 06/24/2022(b)	9,600	9,593
1.35%, 10/04/2019	6,400	6,299	3 Month LIBOR + 0.56%
2.15%, 10/14/2020	9,500	9,432
		$39,815	Cosmetics & Personal Care - 0.44%
Biotechnology - 1.56%			Procter & Gamble Co/The
Amgen Inc			1.70%, 11/03/2021	7,700	7,448
2.20%, 05/22/2019	9,327	9,302	2.15%, 08/11/2022	11,500	11,190
2.20%, 05/11/2020	4,800	4,761			$18,638
2.65%, 05/11/2022	9,600	9,457	Credit Card Asset Backed Securities - 1.11%
Biogen Inc			Cabela's Credit Card Master Note Trust
2.90%, 09/15/2020	14,000	14,073	2.01%, 07/15/2022	18,364	18,439
Celgene Corp			1 Month LIBOR + 0.45%
3.25%, 08/15/2022	9,750	9,809	2.21%, 08/16/2021(b)	9,745	9,773
Gilead Sciences Inc			1 Month LIBOR + 0.65%
1.85%, 09/04/2018	4,750	4,746	Capital One Multi-Asset Execution Trust
1.85%, 09/20/2019	14,700	14,588	2.07%, 09/16/2024	19,200	19,394
		$66,736	1 Month LIBOR + 0.51%
Building Materials - 0.27%					$47,606
Martin Marietta Materials Inc			Diversified Financial Services - 0.46%
2.13%, 12/20/2019	11,700	11,741	GE Capital International Funding Co
3 Month LIBOR + 0.50%			Unlimited Co
			2.34%, 11/15/2020	10,000	9,861
Chemicals - 1.46%			GTP Acquisition Partners I LLC
Air Liquide Finance SA			2.35%, 06/15/2045(b)	10,100	9,959
1.75%, 09/27/2021(b)	6,750	6,507
					$19,820
Airgas Inc			Electric - 4.39%
1.65%, 02/15/2018	12,592	12,591	Alabama Power Co
Chevron Phillips Chemical Co LLC / Chevron			2.45%, 03/30/2022	14,250	14,026
Phillips Chemical Co LP
1.70%, 05/01/2018(b)	9,495	9,491	Black Hills Corp
2.45%, 05/01/2020(b)	4,832	4,820	2.50%, 01/11/2019	15,500	15,528
			4.25%, 11/30/2023	1,007	1,041
Westlake Chemical Corp			5.88%, 07/15/2020	1,000	1,069
3.60%, 07/15/2022	3,650	3,674	Dominion Energy Inc
4.63%, 02/15/2021	10,760	11,029	2.58%, 07/01/2020	4,800	4,764
4.88%, 05/15/2023	13,900	14,300	2.96%, 07/01/2019(e)	15,100	15,173
		$62,412	Duke Energy Florida LLC
Commercial Mortgage Backed Securities - 1.16%			1.85%, 01/15/2020	9,600	9,491
Ginnie Mae			2.10%, 12/15/2019	2,000	1,995
0.55%, 09/16/2055(d),(e)	24,117	898	3.10%, 08/15/2021	5,750	5,837
0.73%, 01/16/2054(d),(e)	43,438	1,762
0.78%, 10/16/2054(d),(e)	50,746	1,766

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electric (continued)			Gas - 0.66%
Emera US Finance LP			NiSource Inc
2.70%, 06/15/2021	$6,700	$6,628	2.65%, 11/17/2022	$4,000	$3,919
Exelon Corp			Sempra Energy
3.50%, 06/01/2022	19,500	19,633	2.21%, 01/15/2021	14,500	14,527
Fortis Inc/Canada			3 Month LIBOR + 0.50%
2.10%, 10/04/2021	16,365	15,846	2.40%, 02/01/2020	9,750	9,717
Indiantown Cogeneration LP					$28,163
9.77%, 12/15/2020	5,332	5,648	Hand & Machine Tools - 0.33%
Public Service Co of New Mexico			Stanley Black & Decker Inc
7.95%, 05/15/2018	24,440	24,853	1.62%, 11/17/2018	14,400	14,326
San Diego Gas & Electric Co
1.91%, 02/01/2022	3,084	3,024	Healthcare - Products - 0.45%
Southern California Edison Co			Medtronic Global Holdings SCA
1.85%, 02/01/2022	7,526	7,424	1.70%, 03/28/2019	14,500	14,397
Southern Co/The			Medtronic Inc
1.55%, 07/01/2018	5,800	5,789	2.50%, 03/15/2020	4,750	4,751
Texas-New Mexico Power Co					$19,148
9.50%, 04/01/2019(b)	5,650	6,085	Healthcare - Services - 0.82%
TransAlta Corp			Humana Inc
6.90%, 05/15/2018	18,985	19,207	2.50%, 12/15/2020	4,900	4,865
Virginia Electric & Power Co			2.90%, 12/15/2022	4,900	4,829
2.75%, 03/15/2023	4,900	4,824	Roche Holdings Inc
		$187,885	2.03%, 09/30/2019(b)	9,327	9,364
Electronics - 0.57%			3 Month LIBOR + 0.34%
Fortive Corp			UnitedHealth Group Inc
1.80%, 06/15/2019	3,800	3,763	1.70%, 02/15/2019	9,500	9,453
2.35%, 06/15/2021	6,700	6,601	1.95%, 10/15/2020	6,750	6,645
Honeywell International Inc					$35,156
1.85%, 11/01/2021	14,400	13,985	Home Equity Asset Backed Securities - 0.05%
		$24,349	Credit Suisse First Boston Mortgage Securities
Engineering & Construction - 0.45%			Corp
SBA Tower Trust			4.80%, 05/25/2035(e)	566	570
2.88%, 07/10/2046(b)	9,600	9,552	RASC Series 2005-AHL2 Trust
3.17%, 04/09/2047(b)	9,600	9,503	1.91%, 10/25/2035	1,179	1,179
		$19,055	1 Month LIBOR + 0.35%
Finance - Mortgage Loan/Banker - 9.71%			RASC Series 2005-EMX2 Trust
Fannie Mae			2.07%, 07/25/2035	107	107
1.25%, 05/06/2021	30,000	28,956	1 Month LIBOR + 0.51%
1.25%, 08/17/2021	30,000	28,788	Terwin Mortgage Trust Series TMTS 2005-
1.38%, 02/26/2021	29,000	28,162	14HE
1.38%, 10/07/2021	22,000	21,179	4.85%, 08/25/2036(e)	230	231
1.50%, 02/28/2020	1,000	986	Wells Fargo Home Equity Asset-Backed
1.50%, 07/30/2020	15,000	14,722	Securities 2004-2 Trust
1.50%, 11/30/2020	25,000	24,457	2.40%, 10/25/2034	48	48
1.88%, 12/28/2020	9,800	9,681	1 Month LIBOR + 0.84%
1.88%, 04/05/2022	72,000	70,196			$2,135
2.00%, 01/05/2022	31,150	30,624	Housewares - 0.25%
2.63%, 09/06/2024	39,000	38,765	Newell Brands Inc
Freddie Mac			2.60%, 03/29/2019	4,800	4,800
1.13%, 08/12/2021	28,500	27,258	3.85%, 04/01/2023	5,800	5,910
1.63%, 09/29/2020	25,000	24,559			$10,710
1.88%, 11/17/2020	28,800	28,467	Insurance - 6.31%
2.38%, 01/13/2022	39,000	38,915	Berkshire Hathaway Finance Corp
		$415,715	1.70%, 03/15/2019	6,500	6,467
Food - 1.14%			2.03%, 01/10/2020	14,500	14,565
Kraft Heinz Foods Co			3 Month LIBOR + 0.32%
1.98%, 02/10/2021	9,600	9,627	Berkshire Hathaway Inc
3 Month LIBOR + 0.57%			2.20%, 03/15/2021	4,600	4,548
2.00%, 07/02/2018	4,731	4,726	2.75%, 03/15/2023	5,500	5,470
Mondelez International Holdings Netherlands			Five Corners Funding Trust
BV			4.42%, 11/15/2023(b)	19,250	20,457
1.63%, 10/28/2019(b)	9,500	9,357	Hartford Financial Services Group Inc/The
2.37%, 10/28/2019(b)	9,500	9,543	8.13%, 06/15/2068(c)	31,700	32,294
3 Month LIBOR + 0.61%			3 Month LIBOR + 4.60%
Tyson Foods Inc			MassMutual Global Funding II
1.89%, 08/21/2020	4,800	4,814	1.55%, 10/11/2019(b)	9,650	9,515
3 Month LIBOR + 0.45%			2.00%, 04/15/2021(b)	6,028	5,873
1.93%, 05/30/2019	6,750	6,771	2.10%, 08/02/2018(b)	12,995	13,009
3 Month LIBOR + 0.45%			2.35%, 04/09/2019(b)	16,700	16,712
2.25%, 08/23/2021	3,850	3,759	Metropolitan Life Global Funding I
		$48,597	1.75%, 12/19/2018(b)	9,600	9,574

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Mortgage Backed Securities (continued)
Metropolitan Life Global Funding			BCAP LLC 2011-RR11 Trust
I (continued)			4.06%, 03/26/2035(b)	$1,281	$1,285
1.95%, 06/12/2020(b)	$6,750	$6,779	12 Month LIBOR + 1.95%
3 Month LIBOR + 0.40%			CHL Mortgage Pass-Through Trust 2003-46
1.95%, 09/15/2021(b)	15,000	14,569	3.51%, 01/19/2034(e)	677	681
2.30%, 04/10/2019(b)	16,827	16,817	CHL Mortgage Pass-Through Trust 2004-J1
New York Life Global Funding			4.50%, 01/25/2019	6	6
1.95%, 02/11/2020(b)	9,600	9,497	CHL Mortgage Pass-Through Trust 2004-J7
2.00%, 04/13/2021(b)	9,600	9,392	5.00%, 09/25/2019	135	136
2.06%, 06/10/2022(b)	24,000	24,133	Credit Suisse First Boston Mortgage Securities
3 Month LIBOR + 0.52%			Corp
2.15%, 06/18/2019(b)	12,626	12,588	5.00%, 09/25/2019	27	26
Prudential Financial Inc			CSFB Mortgage-Backed Pass-Through
8.88%, 06/15/2068(c)	36,819	37,601	Certificates Series 2004-AR4
3 Month LIBOR + 5.00%			2.52%, 05/25/2034	245	243
		$269,860	1 Month LIBOR + 0.96%
Internet - 0.66%			CSFB Mortgage-Backed Trust Series 2004-7
Amazon.com Inc			5.00%, 10/25/2019	105	105
2.40%, 02/22/2023(b)	9,500	9,244	CSMC 2017-HL2 Trust
2.60%, 12/05/2019	9,327	9,378	3.50%, 10/25/2047(b),(e)	17,764	17,771
2.80%, 08/22/2024(b)	9,600	9,406	GSMSC Pass-Through Trust 2009-4R
			2.00%, 12/26/2036(b)	136	136
		$28,028
Machinery - Construction & Mining - 0.67%			1 Month LIBOR + 0.45%
Caterpillar Financial Services Corp			JP Morgan Mortgage Trust 2004-A3
			3.52%, 07/25/2034(e)	957	956
1.61%, 11/29/2019	14,500	14,501
3 Month LIBOR + 0.13%			JP Morgan Mortgage Trust 2004-S1
2.55%, 11/29/2022	14,500	14,258	5.00%, 09/25/2034	532	540
		$28,759	JP Morgan Mortgage Trust 2016-4
			3.50%, 10/25/2046(b),(e)	14,908	15,042
Machinery - Diversified - 0.28%
			JP Morgan Mortgage Trust 2017-2
John Deere Capital Corp			3.50%, 05/25/2047 (b),(e)	11,890	11,990
2.05%, 03/10/2020	4,650	4,615
			JP Morgan Mortgage Trust 2017-4
2.65%, 01/06/2022	7,212	7,181	3.50%, 11/25/2048 (b),(e)	18,022	18,179
		$11,796	JP Morgan Mortgage Trust 2017-6
Manufactured Housing Asset Backed Securities - 0.00%			3.50%, 12/25/2048(b),(e)	13,069	13,171
Conseco Finance Corp			MASTR Alternative Loan Trust 2003-9
7.70%, 09/15/2026	40	41	6.50%, 01/25/2019	159	160
			MASTR Asset Securitization Trust 2004-11
Media - 0.61%			5.00%, 12/25/2019	30	30
Time Warner Cable LLC			MASTR Asset Securitization Trust 2004-9
8.25%, 04/01/2019	9,495	10,103	5.00%, 09/25/2019	81	81
Walt Disney Co/The			PHH Mortgage Trust Series 2008-CIM1
1.95%, 03/04/2020	9,500	9,426	5.22%, 06/25/2038	1,692	1,655
2.30%, 02/12/2021	6,500	6,455	1 Month LIBOR + 2.25%
		$25,984	Prime Mortgage Trust 2005-2
Mining - 0.25%			5.25%, 07/25/2020	429	433
Glencore Finance Canada Ltd
4.25%, 10/25/2022(b)	2,000	2,077
			Provident Funding Mortgage Loan Trust 2005-1
Glencore Funding LLC			2.14%, 05/25/2035	2,594	2,519
4.13%, 05/30/2023(b)	8,300	8,534
			1 Month LIBOR + 0.58%
		$10,611	RALI Series 2003-QS23 Trust
Miscellaneous Manufacturers - 0.96%			5.00%, 12/26/2018	216	216
General Electric Co			RALI Series 2004-QS3 Trust
5.50%, 01/08/2020	11,500	12,110	5.00%, 03/25/2019	152	140
Ingersoll-Rand Global Holding Co Ltd			RBSSP Resecuritization Trust 2009-7
6.88%, 08/15/2018	9,100	9,327	1.95%, 06/26/2037(b)	529	515
Siemens Financieringsmaatschappij NV			1 Month LIBOR + 0.40%
2.20%, 03/16/2020(b)	9,650	9,591	Sequoia Mortgage Trust 2013-4
2.21%, 03/16/2022(b)	9,750	9,851	1.55%, 04/25/2043(e)	8,448	8,169
3 Month LIBOR + 0.61%			Sequoia Mortgage Trust 2013-8
		$40,879	2.25%, 06/25/2043(e)	5,407	5,107
Mortgage Backed Securities - 3.08%			Sequoia Mortgage Trust 2017-1
Adjustable Rate Mortgage Trust 2005-5			3.50%, 02/25/2047(b),(e)	12,669	12,758
1.85%, 09/25/2035	1,585	1,586	Sequoia Mortgage Trust 2017-2
1 Month LIBOR + 0.29%			3.50%, 03/25/2047(b),(e)	6,189	6,222
Alternative Loan Trust 2004-J8			Sequoia Mortgage Trust 2017-3
6.00%, 02/25/2017	48	48	3.50%, 04/25/2047(b),(e)	11,645	11,699
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019	97	100
Banc of America Funding 2004-3 Trust
4.75%, 09/25/2019	85	85

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
January 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
WaMu Mortgage Pass-Through Certificates			Verizon Owner Trust 2016-2
Series 2003-S8 Trust			1.68%, 05/20/2021(b)	$28,500	$28,242
5.00%, 09/25/2018	$12	$12	Verizon Owner Trust 2017-1
		$131,802	2.06%, 09/20/2021(b)	9,500	9,440
Oil & Gas - 1.86%			Verizon Owner Trust 2017-2
BP Capital Markets PLC			1.92%, 12/20/2021(b)	15,000	14,852
2.75%, 05/10/2023	6,500	6,454	Verizon Owner Trust 2017-3
4.75%, 03/10/2019	10,327	10,606	2.06%, 04/20/2022(b)	13,200	13,067
Chevron Corp			Volvo Financial Equipment Master Owner
1.72%, 06/24/2018	12,125	12,119	Trust 2017-A
1.97%, 03/03/2022	6,750	6,811	2.06%, 11/15/2022(b)	8,750	8,775
3 Month LIBOR + 0.48%			1 Month LIBOR + 0.50%
2.90%, 03/03/2024	4,750	4,707			$216,274
Phillips 66			Packaging & Containers - 0.33%
2.37%, 04/15/2019(b)	4,850	4,853	Packaging Corp of America
3 Month LIBOR + 0.65%			2.45%, 12/15/2020	6,800	6,766
2.47%, 04/15/2020(b)	4,850	4,855	WestRock Co
3 Month LIBOR + 0.75%			3.00%, 09/15/2024(b)	7,700	7,505
Shell International Finance BV					$14,271
2.13%, 05/11/2020	11,495	11,407	Pharmaceuticals - 0.77%
2.38%, 08/21/2022	12,700	12,446	AbbVie Inc
Total Capital International SA			1.80%, 05/14/2018	4,798	4,797
1.98%, 08/10/2018	5,430	5,446	2.30%, 05/14/2021	4,800	4,717
3 Month LIBOR + 0.57%			2.50%, 05/14/2020	6,664	6,644
		$79,704	Allergan Funding SCS
Oil & Gas Services - 0.22%			2.35%, 03/12/2018	11,995	12,001
Baker Hughes a GE Co LLC / Baker Hughes			Mead Johnson Nutrition Co
Co-Obligor Inc			3.00%, 11/15/2020	4,750	4,788
2.77%, 12/15/2022(b)	9,750	9,599			$32,947
			Pipelines - 3.07%
Other Asset Backed Securities - 5.05%			Buckeye Partners LP
Drug Royalty II LP 2			2.65%, 11/15/2018	11,316	11,339
3.48%, 07/15/2023(b)	4,601	4,579	4.15%, 07/01/2023	11,300	11,451
Drug Royalty III LP 1			Columbia Pipeline Group Inc
3.60%, 04/15/2027(b)	3,590	3,547	2.45%, 06/01/2018	4,832	4,837
3.86%, 04/15/2027(b)	3,590	3,590	3.30%, 06/01/2020	8,528	8,610
3 Month LIBOR + 2.50%			Florida Gas Transmission Co LLC
3.98%, 04/15/2027(b)	4,013	3,995	3.88%, 07/15/2022(b)	12,550	12,843
MVW Owner Trust 2015-1			7.90%, 05/15/2019(b)	10,271	10,935
2.52%, 12/20/2032(b)	10,641	10,532	Kinder Morgan Inc/DE
MVW Owner Trust 2016-1			3.00%, 01/15/2023	14,500	14,721
2.25%, 12/20/2033(b)	6,304	6,183	3 Month LIBOR + 1.28%
OneMain Financial Issuance Trust 2015-2			TransCanada PipeLines Ltd
2.57%, 07/18/2025(b)	7,310	7,310	3.63%, 05/15/2067	23,657	22,593
PFS Financing Corp			3 Month LIBOR + 2.21%
1.87%, 10/15/2021(b)	5,500	5,456	Williams Partners LP / ACMP Finance Corp
2.03%, 10/15/2021(b)	6,800	6,790	4.88%, 03/15/2024	32,740	34,091
1 Month LIBOR + 0.47%					$131,420
2.14%, 03/15/2021(b)	20,250	20,296	REITs - 1.02%
1 Month LIBOR + 0.58%			Alexandria Real Estate Equities Inc
2.16%, 07/15/2022(b)	19,250	19,274	2.75%, 01/15/2020	11,990	11,999
1 Month LIBOR + 0.60%			American Tower Trust #1
2.18%, 04/15/2020(b)	9,847	9,856	1.55%, 03/15/2043(b)	11,396	11,385
1 Month LIBOR + 0.62%			Digital Realty Trust LP
2.40%, 10/17/2022(b)	11,700	11,583	3.40%, 10/01/2020	6,700	6,803
RAAC Series 2006-RP2 Trust			Hospitality Properties Trust
1.81%, 02/25/2037(b)	421	420	4.50%, 06/15/2023	4,800	4,959
1 Month LIBOR + 0.25%			Welltower Inc
Securitized Asset Backed Receivables LLC			4.95%, 01/15/2021	8,110	8,559
Trust 2005-OP2					$43,705
1.88%, 10/25/2035	2,323	2,322	Retail - 1.57%
1 Month LIBOR + 0.32%			Costco Wholesale Corp
Structured Asset Investment Loan Trust 2005-			2.15%, 05/18/2021	19,200	18,951
4			Home Depot Inc/The
2.22%, 05/25/2035	607	608	1.80%, 06/05/2020	11,500	11,351
1 Month LIBOR + 0.66%			2.00%, 04/01/2021	4,800	4,723
Trafigura Securitisation Finance PLC 2017-1			McDonald's Corp
2.41%, 12/15/2020(b)	17,000	17,124
			2.63%, 01/15/2022	7,250	7,188
1 Month LIBOR + 0.85%			2.75%, 12/09/2020	8,256	8,287
Verizon Owner Trust 2016-1			Walmart Inc
1.42%, 01/20/2021(b)	8,500	8,433
			1.75%, 10/09/2019	4,900	4,862

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Student Loan Asset Backed Securities (continued)
Walmart Inc (continued)			SLM Private Credit Student Loan Trust 2005-
1.90%, 12/15/2020	$11,750	$11,605	B
		$66,967	1.86%, 12/15/2023	$4,150	$4,151
Savings & Loans - 0.00%			3 Month LIBOR + 0.27%
Washington Mutual Bank / Henderson NV			SLM Private Credit Student Loan Trust 2006-
0.00%, 01/15/2013(f),(g),(h)	1,200	—	A
			1.78%, 12/15/2023	133	133
Semiconductors - 0.89%			3 Month LIBOR + 0.19%
Broadcom Corp / Broadcom Cayman Finance			1.88%, 06/15/2039	34,000	33,078
Ltd			3 Month LIBOR + 0.29%
2.38%, 01/15/2020(b)	14,400	14,251	SLM Private Credit Student Loan Trust 2006-
3.00%, 01/15/2022(b)	4,800	4,713	B
QUALCOMM Inc			1.79%, 12/15/2039	8,098	7,941
1.85%, 05/20/2019	9,600	9,538	3 Month LIBOR + 0.20%
2.50%, 01/30/2023	9,750	9,758	SLM Private Education Loan Trust 2013-A
3 Month LIBOR + 0.73%			1.77%, 05/17/2027(b)	6,134	6,115
		$38,260	SLM Private Education Loan Trust 2013-B
			1.85%, 06/17/2030(b)	9,510	9,462
Software - 0.94%
Microsoft Corp			SMB Private Education Loan Trust 2016-C
			2.11%, 11/15/2023(b)	9,449	9,464
1.10%, 08/08/2019	4,750	4,674
1.85%, 02/12/2020	14,600	14,486	1 Month LIBOR + 0.55%
Oracle Corp			SMB Private Education Loan Trust 2017-A
			2.01%, 06/17/2024(b)	8,558	8,573
1.90%, 09/15/2021	4,800	4,669
2.25%, 10/08/2019	4,750	4,748	1 Month LIBOR + 0.45%
2.63%, 02/15/2023	7,000	6,908	SMB Private Education Loan Trust 2017-B
			1.83%, 06/17/2024(b)	12,973	12,975
5.75%, 04/15/2018	4,664	4,701
		$40,186	1 Month LIBOR + 0.27%
Student Loan Asset Backed Securities - 4.61%					$197,490
AccessLex Institute			Telecommunications - 2.09%
2.64%, 07/01/2038	1,297	1,298	AT&T Inc
91 Day T-Bill Rate + 1.20%			2.30%, 02/14/2023	6,750	6,821
KeyCorp Student Loan Trust 2000-A			3 Month LIBOR + 0.89%
1.78%, 05/25/2029	1,529	1,521	2.80%, 02/17/2021	11,000	10,963
3 Month LIBOR + 0.32%			3.60%, 02/17/2023	11,000	11,113
Keycorp Student Loan Trust 2000-b			Cisco Systems Inc
2.06%, 07/25/2029	19,081	18,783	2.20%, 02/28/2021	4,750	4,696
3 Month LIBOR + 0.31%			4.95%, 02/15/2019	9,500	9,761
KeyCorp Student Loan Trust 2003-A			Crown Castle Towers LLC
			3.22%, 05/15/2022(b)	2,300	2,318
2.28%, 01/25/2037	17,812	17,232	4.88%, 08/15/2040(b)	8,850	9,282
3 Month LIBOR + 0.53%
KeyCorp Student Loan Trust 2004-A			Sprint Spectrum Co LLC / Sprint Spectrum Co
2.29%, 01/27/2042	6,457	6,458	II LLC / Sprint Spectrum Co III LLC
			3.36%, 03/20/2023(b)	20,391	20,467
3 Month LIBOR + 0.53%
KeyCorp Student Loan Trust 2006-A			Verizon Communications Inc
1.98%, 09/27/2035	12,952	12,938	2.00%, 05/22/2020	4,800	4,827
3 Month LIBOR + 0.31%			3 Month LIBOR + 0.55%
Navient Private Education Loan Trust 2014-			2.95%, 03/15/2022	9,250	9,210
CT					$89,458
2.26%, 09/16/2024(b)	7,175	7,194	Transportation - 1.00%
1 Month LIBOR + 0.70%			Ryder System Inc
Navient Private Education Loan Trust 2017-			2.25%, 09/01/2021	4,800	4,690
A			2.45%, 11/15/2018	8,995	9,006
1.96%, 12/16/2058(b)	6,443	6,453	United Parcel Service Inc
1 Month LIBOR + 0.40%			1.86%, 04/01/2023	29,000	29,132
SLC Private Student Loan Trust 2006-A			3 Month LIBOR + 0.45%
1.89%, 07/15/2036	640	640			$42,828
3 Month LIBOR + 0.17%			TOTAL BONDS		$4,204,238
SLM Private Credit Student Loan Trust 2002-			U.S. GOVERNMENT & GOVERNMENT	Principal
A			AGENCY OBLIGATIONS - 0.83%	Amount (000's) Value (000's)
2.14%, 12/16/2030	9,088	9,064	Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%
3 Month LIBOR + 0.55%			3.12%, 11/01/2021	$1	$1
SLM Private Credit Student Loan Trust 2004-			U.S. Treasury 1-Year Note + 2.12%
A			3.29%, 09/01/2035	60	64
1.99%, 06/15/2033	1,930	1,895	U.S. Treasury 1-Year Note + 2.25%
3 Month LIBOR + 0.40%			7.00%, 12/01/2022	74	75
SLM Private Credit Student Loan Trust 2004-					$140
B			Federal National Mortgage Association (FNMA) - 0.02%
1.92%, 03/15/2024	22,177	22,122	3.16%, 02/01/2037	91	96
3 Month LIBOR + 0.33%			U.S. Treasury 1-Year Note + 2.12%
			3.21%, 10/01/2035	180	189
			12 Month LIBOR + 1.46%

See accompanying notes.

     Schedule of Investments Short-Term Income Fund January 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Sector	Percent
Federal National Mortgage Association (FNMA) (continued)			Financial	28.43%
3.30%, 11/01/2022	$1	$1	Asset Backed Securities	20.31%
U.S. Treasury 1-Year Note + 2.05%			Government	10.52%
3.36%, 12/01/2032	47	49	Consumer, Non-cyclical	6.33%
12 Month LIBOR + 1.57%			Industrial	6.29%
3.38%, 01/01/2035	61	64	Energy	5.15%
12 Month LIBOR + 1.75%			Utilities	5.05%
3.39%, 07/01/2034	102	107	Mortgage Securities	4.26%
12 Month LIBOR + 1.65%			Consumer, Cyclical	4.16%
3.40%, 07/01/2034	22	24	Technology	3.50%
12 Month LIBOR + 1.65%			Communications	3.36%
3.41%, 08/01/2034	42	44	Basic Materials	1.71%
12 Month LIBOR + 1.63%			Investment Companies	0.59%
3.54%, 11/01/2032	28	30	Other Assets and Liabilities	0.34%
U.S. Treasury 1-Year Note + 2.29%			TOTAL NET ASSETS	100.00%
3.54%, 02/01/2035	16	17
6 Month LIBOR + 2.07%
4.11%, 11/01/2035	4	4
Monthly Cost of Funds 11 + 1.27%
5.60%, 04/01/2019	1	1
Monthly Cost of Funds 11 + 1.25%
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	2	2
		$631
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	1
10.00%, 01/15/2019	4	4
		$5
U.S. Treasury - 0.81%
1.88%, 08/31/2022	29,000	28,216
1.88%, 09/30/2022	6,750	6,561
		$34,777
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$35,553
Total Investments		$4,265,234
Other Assets and Liabilities - 0.34%		$14,492
TOTAL NET ASSETS - 100.00%		$4,279,726

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,098,501 or 25.67% of net assets.
(c)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(d)	Security is an Interest Only Strip.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Non-income producing security
(g)	The value of these investments was determined using significant unobservable inputs.
(h)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$149,365	$123,922		$25,443
		$—		$149,365	$123,922		$25,443

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$39		$—			$—	$—
	$39		$—			$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments SmallCap Fund January 31, 2018 (unaudited)

COMMON STOCKS - 99.32%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.84%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	73,730	$5,423	Piper Jaffray Cos	30,380	$2,804
					$22,423
Automobile Parts & Equipment - 1.96%			Electric - 1.98%
Modine Manufacturing Co (a)	94,780	2,213	Avista Corp	133,100	6,703
Tenneco Inc	45,680	2,650	Portland General Electric Co	145,940	6,180
Visteon Corp (a)	60,720	7,898			$12,883
		$12,761	Electrical Components & Equipment - 1.14%
Banks - 9.95%			Advanced Energy Industries Inc (a)	104,110	7,405
Cathay General Bancorp	194,180	8,493
CenterState Bank Corp	208,000	5,406	Electronics - 4.23%
Central Pacific Financial Corp	178,180	5,269	II-VI Inc (a)	146,700	6,257
First Commonwealth Financial Corp	106,040	1,534	Itron Inc (a)	56,580	4,142
First Merchants Corp	81,740	3,528	SYNNEX Corp	69,710	8,555
First of Long Island Corp/The	41,043	1,153	Vishay Intertechnology Inc	390,200	8,565
Guaranty Bancorp	77,370	2,193			$27,519
Old National Bancorp/IN	416,050	7,198	Engineering & Construction - 1.89%
Sandy Spring Bancorp Inc	44,130	1,669	MasTec Inc (a)	172,530	9,213
TCF Financial Corp	161,620	3,467	Tutor Perini Corp (a)	123,990	3,069
Umpqua Holdings Corp	301,550	6,529			$12,282
Union Bankshares Corp	73,270	2,766	Entertainment - 2.79%
United Community Banks Inc/GA	203,180	6,437	Eldorado Resorts Inc (a)	271,450	9,379
Valley National Bancorp	721,670	9,071	Golden Entertainment Inc (a)	68,650	2,150
		$64,713	Vail Resorts Inc	30,360	6,635
Biotechnology - 3.13%					$18,164
Acceleron Pharma Inc (a)	50,630	2,102	Environmental Control - 2.78%
Aratana Therapeutics Inc (a)	141,398	655	AquaVenture Holdings Ltd (a)	52,260	795
Bellicum Pharmaceuticals Inc (a)	31,340	191	Casella Waste Systems Inc (a)	153,650	3,930
Bluebird Bio Inc (a)	23,550	4,825	Energy Recovery Inc (a)	154,260	1,192
Denali Therapeutics Inc (a)	65,510	1,524
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—	MSA Safety Inc	78,910	6,180
Exact Sciences Corp (a)	59,750	2,970	Tetra Tech Inc	120,140	5,971
FibroGen Inc (a)	39,800	2,330			$18,068
Insmed Inc (a)	70,450	1,792	Food - 1.34%
			Darling Ingredients Inc (a)	470,817	8,729
MacroGenics Inc (a)	40,550	915
Seattle Genetics Inc (a)	30,820	1,612
Spark Therapeutics Inc (a)	25,620	1,436	Gas - 1.10%
			Southwest Gas Holdings Inc	97,000	7,137
		$20,352
Building Materials - 1.11%			Healthcare - Products - 1.51%
Ply Gem Holdings Inc (a)	96,810	2,076	K2M Group Holdings Inc (a)	131,200	2,764
US Concrete Inc (a)	66,292	5,161	Nevro Corp (a)	70,620	5,668
		$7,237	STAAR Surgical Co (a)	88,440	1,389
Chemicals - 2.42%					$9,821
Huntsman Corp	144,980	5,012	Healthcare - Services - 2.65%
KMG Chemicals Inc	83,210	5,055	Encompass Health Corp	192,940	10,210
Univar Inc (a)	189,130	5,647	Natera Inc (a)	66,570	693
		$15,714	Syneos Health Inc (a)	128,930	4,945
Commercial Services - 8.06%			Teladoc Inc (a)	36,340	1,359
AMN Healthcare Services Inc (a)	183,550	9,847			$17,207
Brink's Co/The	105,710	8,816	Home Builders - 2.07%
Insperity Inc	94,400	5,782	Installed Building Products Inc (a)	89,560	6,444
K12 Inc (a)	111,970	1,943	Taylor Morrison Home Corp (a)	276,000	7,019
Korn/Ferry International	148,450	6,615			$13,463
Live Nation Entertainment Inc (a)	115,925	5,224
			Insurance - 1.49%
Medifast Inc	19,590	1,346
On Assignment Inc (a)	134,340	10,286	American Equity Investment Life Holding Co	82,150	2,711
SP Plus Corp (a)	65,930	2,542	First American Financial Corp	5,890	348
			MGIC Investment Corp (a)	448,583	6,648
		$52,401			$9,707
Computers - 3.11%			Internet - 1.94%
CACI International Inc (a)	63,230	8,887
			Carvana Co (a)	206,530	3,943
ExlService Holdings Inc (a)	93,530	5,682
			GoDaddy Inc (a)	156,400	8,638
PlayAGS Inc (a)	146,593	2,869
Sykes Enterprises Inc (a)	90,460	2,806			$12,581
			Iron & Steel - 0.96%
		$20,244	Reliance Steel & Aluminum Co	24,750	2,168
Consumer Products - 0.56%
Central Garden & Pet Co - A Shares (a)	96,110	3,625	Steel Dynamics Inc	89,370	4,057
					$6,225
			Leisure Products & Services - 1.15%
Diversified Financial Services - 3.45%			Planet Fitness Inc (a)	221,010	7,461
Artisan Partners Asset Management Inc	91,870	3,597
BGC Partners Inc	333,530	4,773
Enova International Inc (a)	52,250	935	Lodging - 1.18%
Granite Point Mortgage Trust Inc	50,134	864	Extended Stay America Inc	379,050	7,668
Houlihan Lokey Inc	76,620	3,655
Moelis & Co	112,090	5,795

See accompanying notes.

     Schedule of Investments SmallCap Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified - 0.69%			Software (continued)
Gates Industrial Corp PLC (a)	228,287	$4,474	Take-Two Interactive Software Inc (a)	44,330	$5,615
					$42,690
Metal Fabrication & Hardware - 1.24%			Telecommunications - 2.53%
Rexnord Corp (a)	287,730	8,088	Bandwidth Inc (a)	62,420	1,457
			NETGEAR Inc (a)	94,360	6,577
Miscellaneous Manufacturers - 2.11%			Plantronics Inc	123,240	7,270
Hillenbrand Inc	105,040	4,653	Switch Inc	71,850	1,165
Trinseo SA	109,710	9,046			$16,469
		$13,699	TOTAL COMMON STOCKS		$645,732
Oil & Gas - 2.66%			INVESTMENT COMPANIES - 2.27%	Shares Held	Value (000's)
Carrizo Oil & Gas Inc (a)	167,300	3,364
			Money Market Funds - 2.27%
Delek US Holdings Inc	188,290	6,569	Principal Government Money Market Fund (d)	14,743,018	14,743
Oasis Petroleum Inc (a)	213,460	1,849
Resolute Energy Corp (a)	84,420	2,864
Ring Energy Inc (a)	192,870	2,662	TOTAL INVESTMENT COMPANIES		$14,743
			Total Investments		$660,475
		$17,308	Other Assets and Liabilities - (1.59)%		$(10,311)
Oil & Gas Services - 1.35%			TOTAL NET ASSETS - 100.00%		$650,164
Mammoth Energy Services Inc (a)	155,890	3,579
NCS Multistage Holdings Inc (a)	87,680	1,433
Pioneer Energy Services Corp (a)	257,170	836
Select Energy Services Inc (a)	162,810	2,917	(a) Non-income producing security
			(b)	The value of these investments was determined using significant
		$8,765	unobservable inputs.
Packaging & Containers - 0.27%			(c)		Fair value of these investments is determined in good faith by the Manager
Graphic Packaging Holding Co	109,390	1,767	under procedures established and periodically reviewed by the Board of
			Directors. Certain inputs used in the valuation may be unobservable;
Pharmaceuticals - 5.36%			however, each security is evaluated individually for purposes of ASC 820
Array BioPharma Inc (a)	129,570	1,920	which results in not all securities being identified as Level 3 of the fair
Clovis Oncology Inc (a)	30,280	1,832	value hierarchy. At the end of the period, the fair value of these securities
DexCom Inc (a)	9,010	524	totaled $0 or 0.00% of net assets.
Horizon Pharma Plc (a)	174,092	2,533	(d)		Affiliated Security. Security is either an affiliate (and registered under the
Nektar Therapeutics (a)	69,090	5,777	Investment Company Act of 1940) or an affiliate as defined by the
Neurocrine Biosciences Inc (a)	17,630	1,507	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Portola Pharmaceuticals Inc (a)	17,760	911	outstanding voting shares of the security). Please see affiliated sub-
PRA Health Sciences Inc (a)	111,250	10,131	schedule for transactional information.
Prestige Brands Holdings Inc (a)	151,400	6,333
ProQR Therapeutics NV (a)	25,716	82
Revance Therapeutics Inc (a)	67,500	2,180
TESARO Inc (a)	16,660	1,124	Portfolio Summary (unaudited)
		$34,854	Sector		Percent
REITs - 6.64%			Consumer, Non-cyclical		22.61%
Agree Realty Corp	90,978	4,380	Financial		22.22%
American Homes 4 Rent	235,910	4,905	Industrial		16.30%
Brandywine Realty Trust	399,280	7,163	Consumer, Cyclical		11.74%
First Industrial Realty Trust Inc	285,040	8,796	Technology		11.51%
Monmouth Real Estate Investment Corp	109,390	1,869	Communications		4.47%
Pebblebrook Hotel Trust	211,090	8,232	Energy		4.01%
Preferred Apartment Communities Inc	151,638	2,528	Basic Materials		3.38%
Tier REIT Inc	71,230	1,383	Utilities		3.08%
Two Harbors Investment Corp	264,520	3,902	Investment Companies		2.27%
		$43,158	Other Assets and Liabilities		(1.59)%
Retail - 2.59%			TOTAL NET ASSETS		100.00%
Caleres Inc	261,340	7,746
GMS Inc (a)	171,880	5,892
Ruth's Hospitality Group Inc	135,800	3,219
		$16,857
Savings & Loans - 0.69%
Berkshire Hills Bancorp Inc	117,840	4,472

Semiconductors - 1.83%
Aquantia Corp (a)	109,900	1,438
Entegris Inc	321,970	10,480
		$11,918
Software - 6.57%
Allscripts Healthcare Solutions Inc (a)	88,130	1,314
Alteryx Inc (a)	40,470	1,109
Apptio Inc (a)	94,164	2,406
Aspen Technology Inc (a)	123,200	9,542
Atlassian Corp PLC (a)	98,020	5,292
Blackbaud Inc	100,610	9,641
Manhattan Associates Inc (a)	86,000	4,543
MongoDB Inc (a)	40,910	1,109
SailPoint Technologies Holding Inc (a)	80,115	1,340
SendGrid Inc (a)	34,676	779

See accompanying notes.

Schedule of Investments
SmallCap Fund
January 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales		January 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund		$—		$23,748	$9,005		$14,743
		$—		$23,748	$9,005		$14,743

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund	$9		$—			$—	$—
	$9		$—			$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS - 96.20%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.00%			Banks (continued)
MDC Partners Inc (a)	3,568	$32	First Connecticut Bancorp Inc/Farmington CT	584	$15
			First Financial Bankshares Inc	4,864	226
Aerospace & Defense - 1.28%			First Foundation Inc (a)	1,733	34
Aerojet Rocketdyne Holdings Inc (a)	8,136	224	First of Long Island Corp/The	724	20
Astronics Corp (a)	3,516	157	Franklin Financial Network Inc (a)	578	19
Curtiss-Wright Corp	5,675	741	Glacier Bancorp Inc	1,512	59
HEICO Corp	97,883	7,862	Green Bancorp Inc (a)	865	21
Kaman Corp	272	17	Guaranty Bancorp	910	26
KLX Inc (a)	114,210	8,070	Guaranty Bancshares Inc/TX	437	14
Kratos Defense & Security Solutions Inc (a)	364,212	4,156	Heritage Commerce Corp	857	14
Moog Inc (a)	1,256	113	Home BancShares Inc/AR	14,954	359
National Presto Industries Inc	166	17	Investar Holding Corp	431	11
		$21,357	Lakeland Financial Corp	477	23
Agriculture - 0.02%			LegacyTexas Financial Group Inc	2,315	102
Limoneira Co	698	15	Live Oak Bancshares Inc	74,680	2,009
Phibro Animal Health Corp	3,176	108	MB Financial Inc	1,934	83
Turning Point Brands Inc	1,031	23	Merchants Bancorp/IN	388	8
Vector Group Ltd	5,313	113	Midland States Bancorp Inc	192	6
		$259	National Commerce Corp (a)	982	44
Airlines - 0.03%			Old Line Bancshares Inc	303	10
Allegiant Travel Co	1,490	237	Opus Bank	116,086	3,146
Hawaiian Holdings Inc	5,534	207	People's Utah Bancorp	438	14
		$444	Pinnacle Financial Partners Inc	18,410	1,165
Apparel - 0.31%			Preferred Bank/Los Angeles CA	2,137	138
Columbia Sportswear Co	1,225	91	Prosperity Bancshares Inc	77,124	5,846
Crocs Inc (a)	8,189	111	RBB Bancorp	275	7
Deckers Outdoor Corp (a)	1,039	89	ServisFirst Bancshares Inc	5,443	231
Oxford Industries Inc	1,812	143	South State Corp	790	70
Steven Madden Ltd (a)	90,842	4,197	SVB Financial Group (a)	25,637	6,321
			Texas Capital Bancshares Inc (a)	4,497	426
Superior Uniform Group Inc	1,664	39
Wolverine World Wide Inc	16,234	533	Tompkins Financial Corp	261	21
		$5,203	Towne Bank/Portsmouth VA	222	7
			Veritex Holdings Inc (a)	920	26
Automobile Manufacturers - 0.20%
Blue Bird Corp (a)	1,166	25	Walker & Dunlop Inc	4,514	210
Navistar International Corp (a)	326	15	Webster Financial Corp	145,347	8,229
REV Group Inc	106,411	3,113	West Bancorporation Inc	701	18
			Western Alliance Bancorp (a)	112,675	6,609
Wabash National Corp	5,616	145
		$3,298	Western New England Bancorp Inc	463	5
Automobile Parts & Equipment - 0.14%					$65,075
Commercial Vehicle Group Inc (a)	4,633	57	Beverages - 0.05%
			Boston Beer Co Inc/The (a)	1,670	317
Cooper-Standard Holdings Inc (a)	1,030	128
Dana Inc	12,821	423	Coca-Cola Bottling Co Consolidated	767	155
			Craft Brew Alliance Inc (a)	2,147	42
Dorman Products Inc (a)	3,170	239
Douglas Dynamics Inc	3,617	149	MGP Ingredients Inc	1,813	162
Gentherm Inc (a)	3,393	109	National Beverage Corp	1,383	153
			Primo Water Corp (a)	4,051	53
Meritor Inc (a)	24,480	668
Miller Industries Inc/TN	497	13			$882
Spartan Motors Inc	3,530	47	Biotechnology - 7.32%
			Acceleron Pharma Inc (a)	83,173	3,452
Standard Motor Products Inc	2,227	107	Acorda Therapeutics Inc (a)	930	24
Tenneco Inc	5,994	348	Aduro Biotech Inc (a)	6,804	43
		$2,288	Advaxis Inc (a)	5,183	15
Banks - 3.89%			Agenus Inc (a)	9,694	35
Access National Corp	301	9	Aileron Therapeutics Inc (a)	591	5
Ameris Bancorp	3,251	174	Alder Biopharmaceuticals Inc (a)	443,264	6,272
Bank of NT Butterfield & Son Ltd/The	7,316	294	Allena Pharmaceuticals Inc (a)	620	5
Bank of the Ozarks	68,238	3,408	Amicus Therapeutics Inc (a)	25,877	420
BankUnited Inc	222,359	9,126	AnaptysBio Inc (a)	18,352	1,934
Bankwell Financial Group Inc	280	9	Anavex Life Sciences Corp (a)	5,712	16
Blue Hills Bancorp Inc	1,987	38	ANI Pharmaceuticals Inc (a)	1,409	95
Bryn Mawr Bank Corp	340	15	Aratana Therapeutics Inc (a)	6,963	32
Byline Bancorp Inc (a)	340	8
			Arena Pharmaceuticals Inc (a)	6,085	228
Cadence BanCorp	107,154	2,998	ARMO BioSciences Inc (a)	48,920	1,497
Capstar Financial Holdings Inc (a)	501	10
			Assembly Biosciences Inc (a)	23,585	1,113
Carolina Financial Corp	2,336	96	Asterias Biotherapeutics Inc (a)	4,113	9
Cass Information Systems Inc	2,000	116	Athersys Inc (a)	14,989	26
CBTX Inc	230	7	Audentes Therapeutics Inc (a)	57,719	2,026
Central Pacific Financial Corp	534	16	Avexis Inc (a)	36,915	4,568
CoBiz Financial Inc	816	16	Axovant Sciences Ltd (a)	5,077	10
Columbia Banking System Inc	1,977	85	BeiGene Ltd ADR(a)	72,904	9,897
ConnectOne Bancorp Inc	196,240	5,721	Bellicum Pharmaceuticals Inc (a)	2,952	18
Eagle Bancorp Inc (a)	4,784	301
			BioCryst Pharmaceuticals Inc (a)	12,838	58
Equity Bancshares Inc (a)	638	23
			Biohaven Pharmaceutical Holding Co Ltd (a)	160,775	5,557
FCB Financial Holdings Inc (a)	127,975	7,013

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Biotechnology (continued)				Biotechnology (continued)
Bluebird Bio Inc (a)	11,783	$2,414		Tobira Therapeutics Inc - Rights (a),(b),(c)	1,559	$3
Blueprint Medicines Corp (a)	64,475	5,071		Tocagen Inc (a)	2,452	32
Calyxt Inc (a)	946	25		Ultragenyx Pharmaceutical Inc (a)	123,938	6,613
Cambrex Corp (a)	138,426	7,800		VBI Vaccines Inc (a)	5,345	21
Celcuity Inc (a)	321	5		Veracyte Inc (a)	3,680	24
Charles River Laboratories International Inc	100,863	10,635		Versartis Inc (a)	5,058	10
(a)				XBiotech Inc (a)	2,775	14
ChemoCentryx Inc (a)	3,786	35		ZIOPHARM Oncology Inc (a)	20,386	80
Corium International Inc (a)	4,469	57				$122,522
Curis Inc (a)	17,990	11		Building Materials - 1.88%
CytomX Therapeutics Inc (a)	4,507	121		AAON Inc	4,886	178
Deciphera Pharmaceuticals Inc (a)	85,944	2,235		American Woodmark Corp (a)	1,660	226
Dermira Inc (a)	70,158	2,000		Apogee Enterprises Inc	105,528	4,802
Dynavax Technologies Corp (a)	752	12		Boise Cascade Co	2,699	120
Edge Therapeutics Inc (a)	3,104	40		Builders FirstSource Inc (a)	20,200	433
Editas Medicine Inc (a)	3,756	137		Caesarstone Ltd (a)	2,507	53
Emergent BioSolutions Inc (a)	2,500	122		Continental Building Products Inc (a)	4,471	127
Enzo Biochem Inc (a)	7,024	52		Griffon Corp	4,070	82
Epizyme Inc (a)	5,577	90		JELD-WEN Holding Inc (a)	7,937	312
Esperion Therapeutics Inc (a)	2,627	190		Louisiana-Pacific Corp (a)	23,444	694
Exact Sciences Corp (a)	183,279	9,112		Masonite International Corp (a)	31,172	2,174
Fate Therapeutics Inc (a)	1,489	14		NCI Building Systems Inc (a)	6,610	122
FibroGen Inc (a)	10,783	631		Patrick Industries Inc (a)	4,713	302
Fortress Biotech Inc (a)	5,029	20		PGT Innovations Inc (a)	8,028	128
Foundation Medicine Inc (a)	2,222	154		Ply Gem Holdings Inc (a)	3,964	85
Genocea Biosciences Inc (a)	3,708	3		Quanex Building Products Corp	745	15
Geron Corp (a)	23,069	57		Simpson Manufacturing Co Inc	1,815	107
Halozyme Therapeutics Inc (a)	18,463	345		Summit Materials Inc (a)	251,835	8,046
Idera Pharmaceuticals Inc (a)	20,383	37		Trex Co Inc (a)	65,733	7,335
ImmunoGen Inc (a)	15,452	142		Universal Forest Products Inc	9,977	372
Immunomedics Inc (a)	6,107	102		US Concrete Inc (a)	73,168	5,696
Innoviva Inc (a)	17,367	253				$31,409
Inovio Pharmaceuticals Inc (a)	12,753	58		Chemicals - 1.24%
Insmed Inc (a)	133,153	3,387		A Schulman Inc	5,949	232
Intercept Pharmaceuticals Inc (a)	13,090	813		AdvanSix Inc (a)	5,503	217
Iovance Biotherapeutics Inc (a)	577	9		Balchem Corp	3,728	295
Karyopharm Therapeutics Inc (a)	1,160	14		Calgon Carbon Corp	481	10
Kura Oncology Inc (a)	3,037	60		Codexis Inc (a)	6,278	54
Lexicon Pharmaceuticals Inc (a)	6,687	73		CSW Industrials Inc (a)	1,153	55
Ligand Pharmaceuticals Inc (a)	3,173	500		Ferro Corp (a)	15,101	355
Loxo Oncology Inc (a)	46,981	4,767		HB Fuller Co	4,452	231
MacroGenics Inc (a)	1,469	33		Ingevity Corp (a)	39,965	2,899
Matinas BioPharma Holdings Inc (a)	10,113	10		Innospec Inc	52,941	3,801
Medicines Co/The (a)	7,492	248		KMG Chemicals Inc	2,125	129
Merrimack Pharmaceuticals Inc	1,268	13		Koppers Holdings Inc (a)	3,339	153
Momenta Pharmaceuticals Inc (a)	2,791	47		Kraton Corp (a)	2,052	103
NeoGenomics Inc (a)	228,274	1,762		Kronos Worldwide Inc	3,800	104
NewLink Genetics Corp (a)	4,491	37		Landec Corp (a)	1,423	19
Novavax Inc (a)	18,607	38		Minerals Technologies Inc	3,911	294
NuCana PLC ADR(a)	136,895	3,355		OMNOVA Solutions Inc (a)	4,912	54
Nymox Pharmaceutical Corp (a)	1,736	6		PolyOne Corp	180,600	7,849
Omeros Corp (a)	7,442	120		PQ Group Holdings Inc (a)	169,373	2,768
Oncocyte Corp (a)	569	2		Quaker Chemical Corp	2,346	361
Organovo Holdings Inc (a)	15,233	21		Rayonier Advanced Materials Inc	4,589	87
Ovid therapeutics Inc (a)	798	7		Sensient Technologies Corp	5,212	375
Pacific Biosciences of California Inc (a)	17,213	49		Stepan Co	2,733	214
Pieris Pharmaceuticals Inc (a)	5,370	40		Valhi Inc	1,504	9
Prothena Corp PLC (a)	72,795	3,043				$20,668
PTC Therapeutics Inc (a)	5,066	133		Coal - 0.00%
Puma Biotechnology Inc (a)	61,725	4,126		Westmoreland Coal Co (a)	1,075	1
Radius Health Inc (a)	5,917	223
REGENXBIO Inc (a)	1,182	32		Commercial Services - 6.82%
Rigel Pharmaceuticals Inc (a)	22,883	92		ABM Industries Inc	3,350	127
RTI Surgical Inc (a)	8,791	40		Alarm. com Holdings Inc (a)	149,534	5,739
Sage Therapeutics Inc (a)	66,092	12,544		AMN Healthcare Services Inc (a)	9,104	488
Sangamo Therapeutics Inc (a)	12,987	271		Avis Budget Group Inc (a)	8,517	383
Selecta Biosciences Inc (a)	2,179	20		Barrett Business Services Inc	1,274	89
Seres Therapeutics Inc (a)	3,173	32		BG Staffing Inc	1,752	28
Spark Therapeutics Inc (a)	4,275	240		Bridgepoint Education Inc (a)	3,212	25
Stemline Therapeutics Inc (a)	645	10		Bright Horizons Family Solutions Inc (a)	237,866	23,358
Strongbridge Biopharma PLC (a)	3,822	26		Brink's Co/The	5,397	450
Syndax Pharmaceuticals Inc (a)	1,549	17		CAI International Inc (a)	1,384	39
Theravance Biopharma Inc (a)	4,925	130		Cambium Learning Group Inc (a)	1,825	13

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)				Computers (continued)
Capella Education Co	1,777	$141		Pure Storage Inc (a)	218,968	$4,410
Cardtronics PLC (a)	7,244	177		Qualys Inc (a)	6,701	419
Care.com Inc (a)	2,641	48		Quantum Corp (a)	1,725	11
Carriage Services Inc	1,190	32		Science Applications International Corp	8,293	636
Cimpress NV (a)	60,898	7,760		StarTek Inc (a)	2,562	32
Collectors Universe Inc	1,529	42		Stratasys Ltd (a)	2,935	63
CoreLogic Inc/United States (a)	75,081	3,556		Super Micro Computer Inc (a)	1,624	37
CorVel Corp (a)	1,644	85		Sykes Enterprises Inc (a)	426	13
CoStar Group Inc (a)	6,022	2,084		Syntel Inc (a)	5,532	125
CPI Card Group Inc (a)	1,094	3		TTEC Holdings Inc	2,397	95
Cross Country Healthcare Inc (a)	3,252	46		Unisys Corp (a)	6,030	54
Deluxe Corp	8,448	627		USA Technologies Inc (a)	126,560	1,069
Emerald Expositions Events Inc	477	10		Varonis Systems Inc (a)	112,931	6,132
Everi Holdings Inc (a)	10,876	84		VeriFone Systems Inc (a)	1,058	19
EVERTEC Inc	8,385	131		Virtusa Corp (a)	5,802	259
Forrester Research Inc	1,788	78		Vocera Communications Inc (a)	279,825	8,199
Global Payments Inc	23,181	2,591				$75,040
Grand Canyon Education Inc (a)	116,633	10,846		Consumer Products - 0.03%
Great Lakes Dredge & Dock Corp (a)	1,265	6		Central Garden & Pet Co (a)	366	14
Green Dot Corp (a)	7,963	488		Central Garden & Pet Co - A Shares (a)	2,940	111
Hackett Group Inc/The	4,302	69		Helen of Troy Ltd (a)	1,458	136
Healthcare Services Group Inc	178,056	9,826		WD-40 Co	1,631	202
HealthEquity Inc (a)	68,463	3,466				$463
Herc Holdings Inc (a)	2,857	188		Cosmetics & Personal Care - 0.01%
HMS Holdings Corp (a)	8,596	147		elf Beauty Inc (a)	3,300	68
Information Services Group Inc (a)	5,196	22		Inter Parfums Inc	1,381	63
Insperity Inc	6,841	419				$131
Kforce Inc	4,037	105		Distribution & Wholesale - 2.20%
LendingTree Inc (a)	40,564	14,922
				Core-Mark Holding Co Inc	213,951	4,726
Liberty Tax Inc	793	8		EnviroStar Inc	665	26
Matthews International Corp	5,977	335		H&E Equipment Services Inc	265,324	10,448
McGrath RentCorp	1,689	81		Pool Corp	56,060	7,582
Medifast Inc	1,737	119		SiteOne Landscape Supply Inc (a)	183,296	13,959
MoneyGram International Inc (a)	844	10
				Systemax Inc	1,727	54
Monro Inc	3,742	211				$36,795
National Research Corp	1,592	60		Diversified Financial Services - 1.65%
Nutrisystem Inc	122,806	5,311		Artisan Partners Asset Management Inc	8,259	323
On Assignment Inc (a)	8,803	674
				Blackhawk Network Holdings Inc (a)	6,434	292
Paylocity Holding Corp (a)	215,312	11,259
				Cohen & Steers Inc	3,401	139
Quad/Graphics Inc	3,190	71		Cowen Inc (a)	314	4
Reis Inc	1,785	37		Diamond Hill Investment Group Inc	511	108
RR Donnelley & Sons Co	3,709	30		Ellie Mae Inc (a)	3,984	373
Sotheby's (a)	6,972	368
				Enova International Inc (a)	1,898	34
SP Plus Corp (a)	1,074	41
				Evercore Inc - Class A	6,482	652
Strayer Education Inc	1,735	160		Financial Engines Inc	6,888	196
Travelport Worldwide Ltd	12,845	175		GAMCO Investors Inc	284	8
TriNet Group Inc (a)	8,050	353
TrueBlue Inc (a)	2,972	81		Hamilton Lane Inc	111,531	4,157
Vectrus Inc (a)	644	20		Houlihan Lokey Inc	143,221	6,832
				Investment Technology Group Inc	893	19

Viad Corp (a)	3,245	184		Ladenburg Thalmann Financial Services Inc	2,919	9
Weight Watchers International Inc	3,093	199		LendingClub Corp (a)	35,310	129
WEX Inc (a)	35,628	5,516
Willdan Group Inc (a)	1,526	35		Marlin Business Services Corp	594	14
				Moelis & Co	81,021	4,188
		$114,076		Ocwen Financial Corp (a)	1,183	4
Computers - 4.49%				OM Asset Management PLC	14,680	263
3D Systems Corp (a)	17,118	175		Piper Jaffray Cos	638	59
Barracuda Networks Inc (a)	4,244	117		PRA Group Inc (a)	3,124	112
Carbonite Inc (a)	4,139	104
				Pzena Investment Management Inc	2,412	30
Diebold Nixdorf Inc	8,915	165		R1 RCM Inc (a)	16,642	86
Electronics For Imaging Inc (a)	8,463	247		Regional Management Corp (a)	264	8
EPAM Systems Inc (a)	79,325	9,319
ExlService Holdings Inc (a)	7,165	435		Silvercrest Asset Management Group Inc	1,337	20
ExOne Co/The (a)	1,626	16		Stifel Financial Corp	100,444	6,782
ForeScout Technologies Inc (a)	57,487	1,749		Virtu Financial Inc	3,928	75
				Virtus Investment Partners Inc	158	20
Genpact Ltd	383,090	13,002		WageWorks Inc (a)	38,900	2,355
Insight Enterprises Inc (a)	1,652	61
Lumentum Holdings Inc (a)	39,836	1,845		Westwood Holdings Group Inc	1,323	87
				WisdomTree Investments Inc	13,606	158
MAXIMUS Inc	122,771	8,371				$27,536
Mercury Systems Inc (a)	317,693	15,255
Mitek Systems Inc (a)	5,570	43		Electric - 0.02%
				Atlantic Power Corp (a)	12,998	27
Nutanix Inc (a)	12,605	405
PlayAGS Inc (a)	107,830	2,110		MGE Energy Inc	2,004	120
Presidio Inc (a)	2,644	48		Ormat Technologies Inc	2,271	159

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric (continued)			Entertainment (continued)
Spark Energy Inc	1,558	$16	Marriott Vacations Worldwide Corp	3,395	$517
		$322	Penn National Gaming Inc (a)	3,743	119
Electrical Components & Equipment - 0.63%			Pinnacle Entertainment Inc (a)	7,677	248
Advanced Energy Industries Inc (a)	88,945	6,327	RCI Hospitality Holdings Inc	427	13
EnerSys	5,136	361	Reading International Inc (a)	1,010	17
Generac Holdings Inc (a)	10,801	528	Red Rock Resorts Inc	8,113	282
General Cable Corp	5,476	163	Scientific Games Corp (a)	6,263	292
Littelfuse Inc	12,922	2,808	Vail Resorts Inc	33,990	7,429
Novanta Inc (a)	3,769	218			$11,197
Revolution Lighting Technologies Inc (a)	376	1	Environmental Control - 2.06%
SPX Corp (a)	5,023	157	Advanced Disposal Services Inc (a)	6,966	170
Vicor Corp (a)	2,491	46	Aqua Metals Inc (a)	2,604	5
		$10,609	Casella Waste Systems Inc (a)	1,523	39
Electronics - 1.98%			Covanta Holding Corp	13,826	226
Allied Motion Technologies Inc	1,297	45	Energy Recovery Inc (a)	5,670	44
Applied Optoelectronics Inc (a)	3,079	100	Evoqua Water Technologies Corp (a)	44,541	1,018
Badger Meter Inc	3,302	159	Heritage-Crystal Clean Inc (a)	1,694	37
Bel Fuse Inc	666	14	Hudson Technologies Inc (a)	6,684	42
Brady Corp	7,536	288	MSA Safety Inc	5,959	466
Control4 Corp (a)	3,897	106	Pure Cycle Corp (a)	2,637	23
CyberOptics Corp (a)	824	13	Tetra Tech Inc	201,600	10,020
ESCO Technologies Inc	145,559	8,901	US Ecology Inc	2,576	134
FARO Technologies Inc (a)	844	46	Waste Connections Inc	308,755	22,175
Fluidigm Corp (a)	7,007	43			$34,399
GoPro Inc (a)	17,332	95	Food - 0.81%
II-VI Inc (a)	42,841	1,827	B&G Foods Inc	7,732	255
Itron Inc (a)	4,022	294	Calavo Growers Inc	55,881	4,861
KEMET Corp (a)	9,279	189	Chefs' Warehouse Inc/The (a)	340,521	6,930
Mesa Laboratories Inc	545	77	Dean Foods Co	1,408	15
Methode Electronics Inc	7,600	310	Hostess Brands Inc (a)	4,672	64
Napco Security Technologies Inc (a)	2,773	25	J&J Snack Foods Corp	2,603	360
National Instruments Corp	134,110	6,697	John B Sanfilippo & Son Inc	1,419	89
NVE Corp	799	67	Lancaster Colony Corp	3,264	419
OSI Systems Inc (a)	32,137	2,123	Lifeway Foods Inc (a)	1,084	9
Rogers Corp (a)	3,301	544	Performance Food Group Co (a)	15,625	537
Sparton Corp (a)	385	9	Tootsie Roll Industries Inc	1,987	71
SYNNEX Corp	1,237	152			$13,610
Tech Data Corp (a)	1,252	126	Forest Products & Paper - 0.03%
TTM Technologies Inc (a)	7,565	125	Deltic Timber Corp	1,740	164
Watts Water Technologies Inc	3,417	273	Neenah Inc	2,754	249
Woodward Inc	134,017	10,389	Schweitzer-Mauduit International Inc	695	32
ZAGG Inc (a)	3,497	58	Verso Corp (a)	840	14
		$33,095			$459
Energy - Alternate Sources - 0.01%			Gas - 0.01%
Pattern Energy Group Inc	1,923	40	Chesapeake Utilities Corp	697	51
TPI Composites Inc (a)	2,138	43	New Jersey Resources Corp	782	30
		$83	RGC Resources Inc	399	10
Engineering & Construction - 1.66%			Southwest Gas Holdings Inc	1,257	93
Argan Inc	2,454	107			$184
Comfort Systems USA Inc	7,425	316	Hand & Machine Tools - 1.31%
Dycom Industries Inc (a)	116,811	13,633	Franklin Electric Co Inc	8,020	363
EMCOR Group Inc	7,797	634	Kennametal Inc	310,176	15,130
Exponent Inc	3,019	224	Lincoln Electric Holdings Inc	65,015	6,344
Granite Construction Inc	5,636	376	Milacron Holdings Corp (a)	7,698	146
Hill International Inc (a)	5,354	31			$21,983
KBR Inc	6,027	123	Healthcare - Products - 3.94%
MasTec Inc (a)	11,794	630	Abaxis Inc	2,586	185
Mistras Group Inc (a)	585	12	Accuray Inc (a)	14,474	82
MYR Group Inc (a)	1,336	45	AtriCure Inc (a)	100,576	1,641
NV5 Global Inc (a)	35,917	1,751	Atrion Corp	237	136
Orion Group Holdings Inc (a)	2,819	21	AxoGen Inc (a)	4,553	127
Primoris Services Corp	75,694	1,968	BioTelemetry Inc (a)	5,225	178
Sterling Construction Co Inc (a)	1,400	20	Cantel Medical Corp	6,461	717
TopBuild Corp (a)	45,526	3,484	Cardiovascular Systems Inc (a)	5,566	138
Tutor Perini Corp (a)	178,019	4,406	Cerus Corp (a)	17,127	76
		$27,781	ConforMIS Inc (a)	3,965	5
Entertainment - 0.67%			CryoLife Inc (a)	3,799	72
Churchill Downs Inc	7,368	1,909	Cutera Inc (a)	2,281	113
Eldorado Resorts Inc (a)	5,440	188	Endologix Inc (a)	14,141	59
Eros International PLC (a)	2,227	25	FONAR Corp (a)	1,232	30
Golden Entertainment Inc (a)	621	19	Genomic Health Inc (a)	3,064	102
IMAX Corp (a)	6,672	132	Glaukos Corp (a)	4,750	143
Inspired Entertainment Inc (a)	1,014	7

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Holding Companies - Diversified - 0.02%
Globus Medical Inc (a)	12,872	$593	HRG Group Inc (a)	20,122	$367
Haemonetics Corp (a)	8,112	524
Henry Schein Inc (a)	80,100	6,062	Home Builders - 0.70%
ICU Medical Inc (a)	2,037	466	Cavco Industries Inc (a)	1,706	261
IDEXX Laboratories Inc (a)	12,642	2,365	Century Communities Inc (a)	468	15
Inogen Inc (a)	3,373	411	Hovnanian Enterprises Inc (a)	6,080	12
Insulet Corp (a)	6,840	523	Installed Building Products Inc (a)	80,557	5,796
Integra LifeSciences Holdings Corp (a)	7,483	394	KB Home	4,709	149
Intersect ENT Inc (a)	246,601	9,210	LGI Homes Inc (a)	2,588	175
iRhythm Technologies Inc (a)	156,432	9,328	M/I Homes Inc	1,052	34
K2M Group Holdings Inc (a)	186,688	3,933	MDC Holdings Inc	4,640	156
Lantheus Holdings Inc (a)	4,799	110	Meritage Homes Corp (a)	90,471	4,293
LeMaitre Vascular Inc	2,611	91	PICO Holdings Inc	971	13
Luminex Corp	3,215	65	Taylor Morrison Home Corp (a)	16,501	420
Masimo Corp (a)	5,277	497	TRI Pointe Group Inc (a)	4,339	71
Meridian Bioscience Inc	6,445	101	William Lyon Homes (a)	1,081	29
Merit Medical Systems Inc (a)	41,517	1,928	Winnebago Industries Inc	5,453	248
MiMedx Group Inc (a)	16,039	269			$11,672
NanoString Technologies Inc (a)	2,014	15	Home Furnishings - 0.55%
Natus Medical Inc (a)	5,056	157	Daktronics Inc	4,267	40
Nevro Corp (a)	86,289	6,926	Hooker Furniture Corp	1,971	73
Novocure Ltd (a)	6,810	153	iRobot Corp (a)	3,113	276
NuVasive Inc (a)	5,972	292	Sleep Number Corp (a)	234,367	8,822
NxStage Medical Inc (a)	7,659	192			$9,211
Obalon Therapeutics Inc (a)	1,174	5	Insurance - 0.25%
OraSure Technologies Inc (a)	119,194	2,593	Atlas Financial Holdings Inc (a)	1,110	22
Orthofix International NV (a)	709	41	Crawford & Co	1,897	18
OrthoPediatrics Corp (a)	965	16	Essent Group Ltd (a)	13,755	640
Oxford Immunotec Global PLC (a)	4,585	53	HCI Group Inc	758	27
Penumbra Inc (a)	79,495	7,917	Health Insurance Innovations Inc (a)	1,907	50
Quidel Corp (a)	6,198	284	Heritage Insurance Holdings Inc	544	9
Repligen Corp (a)	5,813	206	Infinity Property & Casualty Corp	693	70
Restoration Robotics Inc (a)	1,921	10	Investors Title Co	201	39
Rockwell Medical Inc (a)	8,150	45	Kinsale Capital Group Inc	2,343	112
STAAR Surgical Co (a)	6,998	110	Maiden Holdings Ltd	1,607	11
Surmodics Inc (a)	2,318	68	National General Holdings Corp	4,912	98
Tactile Systems Technology Inc (a)	175,100	5,521	NMI Holdings Inc (a)	1,736	32
Utah Medical Products Inc	564	51	Primerica Inc	7,311	738
Varex Imaging Corp (a)	4,443	189	RLI Corp	3,814	245
ViewRay Inc (a)	5,442	49	Stewart Information Services Corp	266	12
Viveve Medical Inc (a)	2,439	10	Third Point Reinsurance Ltd (a)	10,521	150
Wright Medical Group NV (a)	12,297	280	Trupanion Inc (a)	52,242	1,825
		$65,857	United Insurance Holdings Corp	2,657	51
Healthcare - Services - 1.56%			Universal Insurance Holdings Inc	3,849	113
Addus HomeCare Corp (a)	1,425	51			$4,262
Almost Family Inc (a)	690	39	Internet - 6.91%
Amedisys Inc (a)	6,145	329	1-800-Flowers.com Inc (a)	1,927	20
American Renal Associates Holdings Inc (a)	1,882	36	8x8 Inc (a)	10,415	184
Capital Senior Living Corp (a)	4,394	49	Blucora Inc (a)	1,899	46
Chemed Corp	2,782	725	Boingo Wireless Inc (a)	5,886	143
Civitas Solutions Inc (a)	3,080	54	Chegg Inc (a)	448,078	7,761
Encompass Health Corp	17,040	902	Cogent Communications Holdings Inc	273,092	12,317
Ensign Group Inc/The	8,134	187	Corindus Vascular Robotics Inc (a)	17,926	21
Genesis Healthcare Inc (a)	17,820	17	Endurance International Group Holdings Inc	9,344	77
ICON PLC (a)	60,534	6,630	(a)
Invitae Corp (a)	6,666	46	ePlus Inc (a)	2,182	168
LHC Group Inc (a)	2,454	154	Etsy Inc (a)	14,217	267
Magellan Health Inc (a)	3,661	365	Groupon Inc (a)	63,124	334
Molina Healthcare Inc (a)	7,795	712	GrubHub Inc (a)	197,387	14,261
Natera Inc (a)	4,872	51	HealthStream Inc (a)	55,694	1,310
Optinose Inc (a)	1,044	20	Imperva Inc (a)	58,632	2,565
Providence Service Corp/The (a)	1,610	104	Internap Corp (a)	119,597	2,001
RadNet Inc (a)	6,768	69	Liberty Ventures (a)	149,257	8,796
Select Medical Holdings Corp (a)	21,618	383	Limelight Networks Inc (a)	6,733	29
Surgery Partners Inc (a)	3,486	54	MakeMyTrip Ltd (a)	105,990	3,243
Syneos Health Inc (a)	6,424	246	Meet Group Inc/The (a)	3,600	10
Teladoc Inc (a)	380,832	14,243	Mimecast Ltd (a)	299,900	9,222
Tenet Healthcare Corp (a)	9,589	181	NIC Inc	16,623	276
Tivity Health Inc (a)	6,195	240	Okta Inc (a)	3,182	94
Triple-S Management Corp (a)	1,150	26	Ominto Inc (a)	4,284	15
US Physical Therapy Inc	2,037	155	Overstock.com Inc (a)	987	68
		$26,068	Perficient Inc (a)	813	16
			Proofpoint Inc (a)	201,319	20,539

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Media - 0.68%
Q2 Holdings Inc (a)	162,528	$6,883	Entercom Communications Corp	143,641	$1,587
Quotient Technology Inc (a)	12,187	144	Entravision Communications Corp	11,277	78
Rapid7 Inc (a)	3,618	87	Global Eagle Entertainment Inc (a)	669,020	1,933
RingCentral Inc (a)	171,340	9,303	Gray Television Inc (a)	7,018	115
Shutterfly Inc (a)	3,896	265	Hemisphere Media Group Inc (a)	643	7
Shutterstock Inc (a)	3,036	134	Houghton Mifflin Harcourt Co (a)	11,547	97
Stamps.com Inc (a)	3,045	621	Liberty Media Corp-Liberty Braves - C Shares	5,479	129
TechTarget Inc (a)	1,663	26	(a)
Trade Desk Inc/The (a)	141,272	6,848	Liberty Media Corp-Liberty Formula One - A	172,420	6,152
Tucows Inc (a)	1,576	85	Shares (a)
VASCO Data Security International Inc (a)	967	14	New York Times Co/The	12,008	279
VirnetX Holding Corp (a)	7,991	28	Nexstar Media Group Inc	5,160	387
Wayfair Inc (a)	64,748	5,957	Sinclair Broadcast Group Inc	8,396	311
Web.com Group Inc (a)	6,335	147	tronc Inc (a)	2,435	50
XO Group Inc (a)	3,302	63	WideOpenWest Inc (a)	1,329	14
Yelp Inc (a)	14,892	653	World Wrestling Entertainment Inc	7,967	282
Zendesk Inc (a)	11,724	452			$11,421
Zix Corp (a)	10,569	45	Metal Fabrication & Hardware - 0.46%
		$115,538	Advanced Drainage Systems Inc	5,642	139
Iron & Steel - 0.61%			Atkore International Group Inc (a)	5,525	129
AK Steel Holding Corp (a)	153,240	775	Global Brass & Copper Holdings Inc	3,415	110
Allegheny Technologies Inc (a)	120,910	3,260	Lawson Products Inc/DE (a)	1,023	24
Carpenter Technology Corp	79,700	4,097	Mueller Industries Inc	6,701	222
Cleveland-Cliffs Inc (a)	299,415	2,051	Mueller Water Products Inc - Class A	11,072	129
Shiloh Industries Inc (a)	2,058	15	Omega Flex Inc	548	33
		$10,198	RBC Bearings Inc (a)	50,652	6,382
Leisure Products & Services - 1.51%			Sun Hydraulics Corp	2,780	173
Camping World Holdings Inc	6,273	281	Worthington Industries Inc	7,542	353
Clarus Corp (a)	244,682	1,823			$7,694
Drive Shack Inc (a)	5,924	31	Mining - 0.04%
Fox Factory Holding Corp (a)	7,066	271	Coeur Mining Inc (a)	3,410	27
LCI Industries	4,255	469	Compass Minerals International Inc	3,642	266
Liberty TripAdvisor Holdings Inc (a)	600,979	5,289	Fairmount Santrol Holdings Inc (a)	21,913	122
Lindblad Expeditions Holdings Inc (a)	242,185	2,245	Smart Sand Inc (a)	3,323	31
Malibu Boats Inc (a)	3,505	117	United States Lime & Minerals Inc	101	8
Marine Products Corp	1,790	26	US Silica Holdings Inc	8,423	280
MCBC Holdings Inc (a)	3,330	80			$734
Nautilus Inc (a)	5,081	65	Miscellaneous Manufacturers - 1.82%
Planet Fitness Inc (a)	433,720	14,642	Actuant Corp	3,569	88
		$25,339	American Outdoor Brands Corp (a)	8,606	103
Lodging - 0.47%			Axon Enterprise Inc (a)	6,149	163
Boyd Gaming Corp	8,856	349	AZZ Inc	3,061	139
Caesars Entertainment Corp (a)	947	13	Barnes Group Inc	2,021	133
Hilton Grand Vacations Inc (a)	163,421	7,349	Carlisle Cos Inc	40,319	4,605
ILG Inc	1,148	36	Chase Corp	1,162	131
La Quinta Holdings Inc (a)	1,995	40	EnPro Industries Inc	4,066	358
Marcus Corp/The	2,690	70	Fabrinet (a)	7,394	183
		$7,857	Federal Signal Corp	5,361	109
Machinery - Construction & Mining - 0.33%			GP Strategies Corp (a)	2,107	53
Astec Industries Inc	10,638	664	Harsco Corp (a)	9,457	169
BWX Technologies Inc	74,147	4,704	Hexcel Corp	224,377	15,336
Hyster-Yale Materials Handling Inc	1,477	125	Hillenbrand Inc	11,444	507
		$5,493	John Bean Technologies Corp	60,475	6,879
			Lydall Inc (a)	2,765	132
Machinery - Diversified - 2.40%
Alamo Group Inc	1,367	157	Myers Industries Inc	3,910	82
			Proto Labs Inc (a)	2,920	319
Albany International Corp	2,657	169
Altra Industrial Motion Corp	5,705	299	Raven Industries Inc	4,265	164
Applied Industrial Technologies Inc	6,996	516	Standex International Corp	2,201	231
DXP Enterprises Inc/TX (a)	2,086	71	Sturm Ruger & Co Inc	2,769	147
Gardner Denver Holdings Inc (a)	184,308	6,373	Trinseo SA	5,625	464
Gates Industrial Corp PLC (a)	220,202	4,316			$30,495
Ichor Holdings Ltd (a)	3,232	103	Office & Business Equipment - 0.00%
IDEX Corp	96,040	13,780	Eastman Kodak Co (a)	2,428	19
Intevac Inc (a)	4,177	29
Kadant Inc	1,759	176	Office Furnishings - 0.07%
Lindsay Corp	1,721	154	Herman Miller Inc	9,801	397
Manitowoc Co Inc/The (a)	98,109	3,932	HNI Corp	5,099	198
NN Inc	4,306	124	Interface Inc	11,102	277
Nordson Corp	42,090	6,049	Kimball International Inc	5,426	101
SPX FLOW Inc (a)	2,926	136	Knoll Inc	5,401	124
Tennant Co	9,211	621	Steelcase Inc	8,045	125
Welbilt Inc (a)	144,579	3,224			$1,222
		$40,229

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas - 0.66%			Pharmaceuticals (continued)
Abraxas Petroleum Corp (a)	22,848	$55	Flexion Therapeutics Inc (a)	5,070	$115
Bonanza Creek Energy Inc (a)	284	8	G1 Therapeutics Inc (a)	114,308	2,733
Callon Petroleum Co (a)	180,791	2,052	Global Blood Therapeutics Inc (a)	5,728	332
Carrizo Oil & Gas Inc (a)	13,137	264	GW Pharmaceuticals PLC ADR(a)	17,414	2,405
CVR Energy Inc	200	7	Heron Therapeutics Inc (a)	6,047	131
Energy XXI Gulf Coast Inc (a)	989	7	Heska Corp (a)	1,125	88
Evolution Petroleum Corp	4,225	32	Ignyta Inc (a)	9,111	245
Extraction Oil & Gas Inc (a)	154,573	2,179	Immune Design Corp (a)	315	1
Gastar Exploration Inc (a)	13,849	14	Insys Therapeutics Inc (a)	3,728	35
Isramco Inc (a)	131	14	Ironwood Pharmaceuticals Inc (a)	20,836	309
Jagged Peak Energy Inc (a)	9,021	116	Jounce Therapeutics Inc (a)	78,858	1,907
Jones Energy Inc (a)	678	1	Keryx Biopharmaceuticals Inc (a)	14,022	65
Matador Resources Co (a)	178,729	5,793	Kindred Biosciences Inc (a)	347	3
Panhandle Oil and Gas Inc	1,384	28	La Jolla Pharmaceutical Co (a)	2,709	93
Par Pacific Holdings Inc (a)	2,010	37	Madrigal Pharmaceuticals Inc (a)	8,609	1,278
Penn Virginia Corp (a)	2,098	89	MediciNova Inc (a)	4,372	39
Resolute Energy Corp (a)	264	9	Melinta Therapeutics Inc (a)	366	5
Ring Energy Inc (a)	7,426	102	Mersana Therapeutics Inc (a)	588	8
Rosehill Resources Inc (a)	179	1	Minerva Neurosciences Inc (a)	3,479	22
Sanchez Energy Corp (a)	11,672	58	Miragen Therapeutics Inc (a)	1,605	12
SilverBow Resources Inc (a)	308	9	MyoKardia Inc (a)	2,950	152
SRC Energy Inc (a)	7,430	74	Natural Health Trends Corp	1,653	27
Ultra Petroleum Corp (a)	2,021	14	Nektar Therapeutics (a)	17,431	1,457
W&T Offshore Inc (a)	1,471	7	Neogen Corp (a)	9,113	538
		$10,970	Neos Therapeutics Inc (a)	4,087	43
Oil & Gas Services - 0.78%			Neurocrine Biosciences Inc (a)	95,251	8,141
Forum Energy Technologies Inc (a)	254,018	4,293	Pacira Pharmaceuticals Inc/DE (a)	4,633	169
Keane Group Inc (a)	208,250	3,442	Paratek Pharmaceuticals Inc (a)	3,902	60
NCS Multistage Holdings Inc (a)	1,642	27	Portola Pharmaceuticals Inc (a)	92,719	4,757
Oil States International Inc (a)	158,930	5,086	PRA Health Sciences Inc (a)	8,656	788
ProPetro Holding Corp (a)	7,747	145	Prestige Brands Holdings Inc (a)	10,153	425
Ranger Energy Services Inc (a)	300	3	Progenics Pharmaceuticals Inc (a)	10,976	64
Select Energy Services Inc (a)	4,299	77	Protagonist Therapeutics Inc (a)	749	17
Solaris Oilfield Infrastructure Inc (a)	2,682	50	Ra Pharmaceuticals Inc (a)	1,835	14
		$13,123	Reata Pharmaceuticals Inc (a)	82,210	2,343
Packaging & Containers - 0.04%			Recro Pharma Inc (a)	155	1
Greif Inc - Class A	2,595	153	Revance Therapeutics Inc (a)	64,762	2,092
Greif Inc - Class B	858	55	Rhythm Pharmaceuticals Inc (a)	948	30
KapStone Paper and Packaging Corp	10,229	354	Sarepta Therapeutics Inc (a)	122,218	8,010
Multi-Color Corp	2,225	173	Spero Therapeutics Inc (a)	694	8
		$735	Sucampo Pharmaceuticals Inc (a)	3,666	66
Pharmaceuticals - 5.62%			Supernus Pharmaceuticals Inc (a)	56,337	2,200
Achaogen Inc (a)	5,348	59	Synergy Pharmaceuticals Inc (a)	38,470	84
Adamas Pharmaceuticals Inc (a)	189,962	7,188	Syros Pharmaceuticals Inc (a)	1,962	19
Aerie Pharmaceuticals Inc (a)	59,534	3,265	Teligent Inc/NJ (a)	8,299	25
Agios Pharmaceuticals Inc (a)	45,827	3,609	TESARO Inc (a)	26,929	1,817
Aimmune Therapeutics Inc (a)	169,921	5,983	TG Therapeutics Inc (a)	7,943	91
Akcea Therapeutics Inc (a)	2,013	44	Trevena Inc (a)	493	1
Akebia Therapeutics Inc (a)	7,007	104	USANA Health Sciences Inc (a)	1,865	139
Amphastar Pharmaceuticals Inc (a)	6,139	114	Vanda Pharmaceuticals Inc (a)	6,834	108
Anika Therapeutics Inc (a)	2,038	136	vTv Therapeutics Inc (a)	1,122	9
Antares Pharma Inc (a)	26,017	54	Xencor Inc (a)	5,909	135
Apellis Pharmaceuticals Inc (a)	1,245	21	Zogenix Inc (a)	3,027	110
Array BioPharma Inc (a)	27,072	401			$93,973
Athenex Inc (a)	811	12	Pipelines - 0.01%
BioScrip Inc (a)	5,372	15	Tellurian Inc (a)	9,064	103
BioSpecifics Technologies Corp (a)	872	37
Calithera Biosciences Inc (a)	4,753	38	Private Equity - 0.06%
Cara Therapeutics Inc (a)	3,577	52	GSV Capital Corp (a)	129,089	880
Catalent Inc (a)	433,277	20,165	Kennedy-Wilson Holdings Inc	7,583	135
Catalyst Pharmaceuticals Inc (a)	170,770	579			$1,015
Clovis Oncology Inc (a)	107,910	6,528	Real Estate - 0.03%
Coherus Biosciences Inc (a)	101,481	1,025	Community Healthcare Trust Inc	701	19
Collegium Pharmaceutical Inc (a)	499	12	Consolidated-Tomoka Land Co	670	44
Conatus Pharmaceuticals Inc (a)	3,963	22	HFF Inc	6,682	329
Concert Pharmaceuticals Inc (a)	1,180	24	Marcus & Millichap Inc (a)	2,745	89
Corbus Pharmaceuticals Holdings Inc (a)	7,498	56	Maui Land & Pineapple Co Inc (a)	1,539	21
Corcept Therapeutics Inc (a)	18,343	422	RMR Group Inc/The	1,230	80
Cytokinetics Inc (a)	6,445	59			$582
Depomed Inc (a)	10,152	75	REITs - 0.83%
Durect Corp (a)	28,495	34	Alexander's Inc	335	122
Dyax Corp - Rights (a),(b),(c)	211,240	—	American Assets Trust Inc	1,738	61
Eagle Pharmaceuticals Inc/DE (a)	1,245	74	Armada Hoffler Properties Inc	6,810	98

See accompanying notes.

Schedule of Investments SmallCap Growth Fund I

January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)				Retail (continued)
CareTrust REIT Inc	113,497	$1,804		Potbelly Corp (a)	1,223	$15
City Office REIT Inc	1,312	15		PriceSmart Inc	56,106	4,780
EastGroup Properties Inc	5,687	494		Red Robin Gourmet Burgers Inc (a)	5,666	299
First Industrial Realty Trust Inc	5,737	177		RH (a)	3,680	346
Four Corners Property Trust Inc	8,442	199		Rush Enterprises Inc - Class A (a)	3,707	200
GEO Group Inc/The	3,176	72		Rush Enterprises Inc - Class B (a)	644	33
Gramercy Property Trust	4,941	125		Ruth's Hospitality Group Inc	4,974	118
Industrial Logistics Properties Trust (a)	93,010	2,102		Shake Shack Inc (a)	3,575	156
LTC Properties Inc	3,527	145		Sonic Corp	5,277	136
MedEquities Realty Trust Inc	2,043	22		Sportsman's Warehouse Holdings Inc (a)	6,165	31
Monmouth Real Estate Investment Corp	150,091	2,565		Tailored Brands Inc	2,775	67
National Health Investors Inc	3,508	247		Texas Roadhouse Inc	11,458	673
National Storage Affiliates Trust	549	14		Tile Shop Holdings Inc	6,592	62
NexPoint Residential Trust Inc	444	12		Tilly's Inc	135,891	2,028
Physicians Realty Trust	11,523	188		Wingstop Inc	3,458	167
Potlatch Corp	7,228	382		Winmark Corp	379	51
PS Business Parks Inc	3,493	427		Zoe's Kitchen Inc (a)	27,580	406
QTS Realty Trust Inc	66,260	3,300				$96,753
Retail Opportunity Investments Corp	1,318	24		Savings & Loans - 1.01%
Rexford Industrial Realty Inc	6,052	180		Bear State Financial Inc	697	7
Ryman Hospitality Properties Inc	5,203	398		BofI Holding Inc (a)	118,389	4,258
Sabra Health Care REIT Inc	3,561	65		BSB Bancorp Inc/MA (a)	452	14
Saul Centers Inc	1,682	92		Charter Financial Corp/MD	676	13
Terreno Realty Corp	1,669	59		First Financial Northwest Inc	270	4
UMH Properties Inc	4,214	56		Hingham Institution for Savings	116	25
Universal Health Realty Income Trust	2,086	139		Meridian Bancorp Inc	1,408	29
Urban Edge Properties	12,163	284		Meta Financial Group Inc	189	22
Washington Real Estate Investment Trust	3,329	95		Northfield Bancorp Inc	788	13
		$13,963		Pacific Premier Bancorp Inc (a)	161,629	6,587
Retail - 5.78%				Southern Missouri Bancorp Inc	163	6
American Eagle Outfitters Inc	59,310	1,068		Sterling Bancorp/DE	236,518	5,854
America's Car-Mart Inc/TX (a)	575	27		Waterstone Financial Inc	598	10
Asbury Automotive Group Inc (a)	3,661	266		WSFS Financial Corp	2,108	108
At Home Group Inc (a)	835	26				$16,950
Beacon Roofing Supply Inc (a)	8,798	532		Semiconductors - 3.38%
Big Lots Inc	7,734	470		Alpha & Omega Semiconductor Ltd (a)	717	12
BJ's Restaurants Inc	3,293	124		Ambarella Inc (a)	1,620	82
Bloomin' Brands Inc	10,907	240		Amkor Technology Inc (a)	8,710	88
BMC Stock Holdings Inc (a)	419	9		Axcelis Technologies Inc (a)	5,069	131
Bojangles' Inc (a)	2,997	37		Brooks Automation Inc	8,091	226
Brinker International Inc	4,164	151		Cabot Microelectronics Corp	4,767	486
Buffalo Wild Wings Inc (a)	1,821	286		Cavium Inc (a)	231,208	20,526
Burlington Stores Inc (a)	27,460	3,342		CEVA Inc (a)	2,553	112
Carrols Restaurant Group Inc (a)	395,096	4,919		Cirrus Logic Inc (a)	11,455	568
Casey's General Stores Inc	59,362	7,189		Cohu Inc	1,185	27
Cheesecake Factory Inc/The	5,041	248		Diodes Inc (a)	4,516	127
Children's Place Inc/The	3,100	464		EMCORE Corp (a)	2,883	19
Chuy's Holdings Inc (a)	72,559	1,923		Entegris Inc	24,574	800
Cracker Barrel Old Country Store Inc	2,263	399		FormFactor Inc (a)	16,517	237
Dave & Buster's Entertainment Inc (a)	4,885	230		Inphi Corp (a)	47,072	1,406
Denny's Corp (a)	7,971	119		Integrated Device Technology Inc (a)	15,762	471
Duluth Holdings Inc (a)	1,547	27		IPG Photonics Corp (a)	20,766	5,232
FirstCash Inc	2,086	152		Lattice Semiconductor Corp (a)	20,492	133
Five Below Inc (a)	244,853	15,899		MACOM Technology Solutions Holdings Inc	4,784	149
Floor & Decor Holdings Inc (a)	156,497	7,340		(a)
Francesca's Holdings Corp (a)	6,546	38		MaxLinear Inc (a)	7,239	187
Freshpet Inc (a)	529,689	9,746		Microsemi Corp (a)	57,646	3,562
GMS Inc (a)	141,944	4,866		MKS Instruments Inc	29,797	3,048
Habit Restaurants Inc/The (a)	261,881	2,291		Monolithic Power Systems Inc	85,628	10,201
J. Jill Inc (a)	2,514	21		Nanometrics Inc (a)	3,512	87
Jack in the Box Inc	22,058	2,008		Pixelworks Inc (a)	6,195	38
La-Z-Boy Inc	5,339	161		Power Integrations Inc	3,375	252
Lithia Motors Inc	76,936	9,614		Rambus Inc (a)	3,412	43
Lumber Liquidators Holdings Inc (a)	4,534	127		Rudolph Technologies Inc (a)	4,851	127
MarineMax Inc (a)	2,373	54		Semtech Corp (a)	7,631	273
Nathan's Famous Inc	527	38		Silicon Laboratories Inc (a)	76,050	7,316
National Vision Holdings Inc (a)	956	37		SMART Global Holdings Inc (a)	872	32
Ollie's Bargain Outlet Holdings Inc (a)	221,412	12,300		Synaptics Inc (a)	6,597	286
Papa John's International Inc	3,057	198		Ultra Clean Holdings Inc (a)	5,684	123
Party City Holdco Inc (a)	751	11		Xcerra Corp (a)	8,371	84
PCM Inc (a)	1,076	10		Xperi Corp	5,759	129
PetIQ Inc (a)	1,223	29				$56,620
PetMed Express Inc	3,294	149

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software - 10.84%				Telecommunications - 2.35%
2U Inc (a)	162,066	$12,037		A10 Networks Inc (a)	8,806	$54
ACI Worldwide Inc (a)	13,713	321		Acacia Communications Inc (a)	2,767	102
Acxiom Corp (a)	254,657	6,893		CalAmp Corp (a)	5,834	143
Alteryx Inc (a)	3,861	106		Ciena Corp (a)	327,721	6,974
Amber Road Inc (a)	3,745	27		Clearfield Inc (a)	2,249	29
American Software Inc/GA	3,206	40		Consolidated Communications Holdings Inc	5,577	69
Appfolio Inc (a)	1,699	72		Extreme Networks Inc (a)	13,178	198
Appian Corp (a)	28,808	893		Finisar Corp (a)	6,210	111
Apptio Inc (a)	3,891	99		General Communication Inc (a)	2,935	123
Aspen Technology Inc (a)	219,700	17,016		Globalstar Inc (a)	57,510	60
Avid Technology Inc (a)	5,223	28		Gogo Inc (a)	8,972	86
Blackbaud Inc	185,003	17,727		GTT Communications Inc (a)	140,983	6,507
Blackline Inc (a)	224,004	7,443		IDT Corp - Class B	1,695	18
Bottomline Technologies de Inc (a)	4,134	151		InterDigital Inc/PA	6,318	493
Box Inc (a)	151,351	3,366		LogMeIn Inc	69,700	8,768
Broadridge Financial Solutions Inc	133,251	12,847		Loral Space & Communications Inc (a)	2,177	102
BroadSoft Inc (a)	277,671	15,244		Oclaro Inc (a)	27,720	165
Callidus Software Inc (a)	7,962	286		Ooma Inc (a)	2,630	27
Castlight Health Inc (a)	12,127	45		ORBCOMM Inc (a)	9,711	112
Cloudera Inc (a)	152,773	2,860		Plantronics Inc	6,606	390
CommerceHub Inc - Series A (a)	2,628	53		Quantenna Communications Inc (a)	3,535	49
CommerceHub Inc - Series C (a)	5,074	98		RigNet Inc (a)	2,150	35
CommVault Systems Inc (a)	4,676	249		Shenandoah Telecommunications Co	8,259	281
Computer Programs & Systems Inc	1,193	36		Straight Path Communications Inc (a)	1,154	211
Cornerstone OnDemand Inc (a)	6,197	255		Ubiquiti Networks Inc (a)	4,447	359
Cotiviti Holdings Inc (a)	286,423	10,025		ViaSat Inc (a)	332	25
Coupa Software Inc (a)	5,063	194		Viavi Solutions Inc (a)	10,151	87
CSG Systems International Inc	3,263	147		Vonage Holdings Corp (a)	1,221,182	13,665
Donnelley Financial Solutions Inc (a)	4,913	105				$39,243
Ebix Inc	5,072	416		Textiles - 0.00%
Envestnet Inc (a)	69,545	3,738		Culp Inc	1,905	60
Everbridge Inc (a)	2,842	92
Evolent Health Inc (a)	2,897	41		Toys, Games & Hobbies - 0.00%
Fair Isaac Corp	53,894	9,305		Funko Inc (a)	1,612	12
Five9 Inc (a)	6,266	163
Glu Mobile Inc (a)	3,132	12		Transportation - 1.70%
Guidewire Software Inc (a)	201,791	16,033		Air Transport Services Group Inc (a)	91,427	2,273
Hortonworks Inc (a)	8,165	163		ArcBest Corp	821	29
HubSpot Inc (a)	80,887	7,850		Ardmore Shipping Corp (a)	2,514	18
InnerWorkings Inc (a)	7,682	77		Atlas Air Worldwide Holdings Inc (a)	48,660	2,740
Inovalon Holdings Inc (a)	10,623	138		Daseke Inc (a)	172,110	2,324
Instructure Inc (a)	3,543	127		Forward Air Corp	5,828	354
j2 Global Inc	5,467	437		Genesee & Wyoming Inc (a)	71,296	5,693
LivePerson Inc (a)	9,027	108		Heartland Express Inc	5,327	121
Majesco (a)	2,376	14		Knight-Swift Transportation Holdings Inc	208,137	10,363
Medidata Solutions Inc (a)	92,770	6,319		Matson Inc	2,369	81
MicroStrategy Inc (a)	626	86		Radiant Logistics Inc (a)	7,350	35
MINDBODY Inc (a)	5,056	178		Saia Inc (a)	54,333	4,104
Model N Inc (a)	137,118	2,050		Schneider National Inc	8,580	251
Monotype Imaging Holdings Inc	3,370	81		Universal Logistics Holdings Inc	1,322	31
MuleSoft Inc (a)	3,884	95				$28,417
New Relic Inc (a)	128,069	7,650		Trucking & Leasing - 0.00%
Omnicell Inc (a)	7,427	364		Willis Lease Finance Corp (a)	385	10
Park City Group Inc (a)	2,185	19
Paycom Software Inc (a)	8,639	792		Water - 0.04%
PDF Solutions Inc (a)	4,294	59		American States Water Co	4,356	241
Pegasystems Inc	4,312	219		California Water Service Group	4,799	195
Progress Software Corp	4,685	233		Global Water Resources Inc	1,571	14
PROS Holdings Inc (a)	4,152	121		Middlesex Water Co	2,119	80
QAD Inc	1,253	54		York Water Co/The	1,785	56
Quality Systems Inc (a)	6,022	78
RealPage Inc (a)	11,207	557				$586
Rosetta Stone Inc (a)	1,265	16		TOTAL COMMON STOCKS		$1,609,318
				INVESTMENT COMPANIES - 3.40%	Shares Held	Value (000's)
Simulations Plus Inc	2,287	37		Money Market Funds - 3.40%
SPS Commerce Inc (a)	2,820	148
				Principal Government Money Market Fund (d)	56,875,051	56,875
Tabula Rasa HealthCare Inc (a)	61,913	2,219
Take-Two Interactive Software Inc (a)	47,683	6,040
Twilio Inc (a)	7,313	192		TOTAL INVESTMENT COMPANIES		$56,875
Ultimate Software Group Inc/The (a)	26,403	6,149
Upland Software Inc (a)	1,669	39
Verint Systems Inc (a)	1,195	50
Veritone Inc (a)	431	8
Workiva Inc (a)	4,285	96
		$181,326

See accompanying notes.

		Schedule of Investments
		SmallCap Growth Fund I
		January 31, 2018 (unaudited)

PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Holding Companies - Diversified - 0.00%
Steel Partners Holdings LP 6.00%,	820	$17
02/07/2026

TOTAL PREFERRED STOCKS		$17
Total Investments		$1,666,210
Other Assets and Liabilities - 0.40%		$6,735
TOTAL NET ASSETS - 100.00%		$1,672,945

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $3 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Consumer, Non-cyclical			26.18%
Technology			18.71%
Industrial			17.55%
Consumer, Cyclical			12.63%
Communications			9.94%
Financial			7.72%
Investment Companies			3.40%
Basic Materials			1.92%
Energy			1.46%
Utilities			0.07%
Diversified			0.02%
Other Assets and Liabilities			0.40%
TOTAL NET ASSETS			100.00%

Affiliated Securities	October 31, 2017				Purchases		Sales		January 31, 2018
			Value			Cost	Proceeds		Value
Principal Government Money Market Fund			$—			$106,813	$49,938		$56,875
			$—			$106,813	$49,938		$56,875

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	92	$			—			$—	$—
	$92	$			—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2018	Long			801		$63,119			$1,788
Total									$1,788

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2018 (unaudited)

COMMON STOCKS - 98.45%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.54%			Banks (continued)
AAR Corp	53,213	$2,154	Tompkins Financial Corp	20,423	$1,682
Aerojet Rocketdyne Holdings Inc (a)	124,114	3,413	TrustCo Bank Corp NY	158,823	1,366
Aerovironment Inc (a)	35,064	1,801	United Community Banks Inc/GA	118,642	3,759
Cubic Corp	41,368	2,401	Walker & Dunlop Inc	46,719	2,170
Kaman Corp	45,969	2,882	Westamerica Bancorporation	43,541	2,585
Moog Inc (a)	53,475	4,816			$98,424
National Presto Industries Inc	8,289	843	Beverages - 0.12%
Triumph Group Inc	82,050	2,392	Coca-Cola Bottling Co Consolidated	7,671	1,554
		$20,702
Agriculture - 0.34%			Biotechnology - 2.24%
Andersons Inc/The	43,582	1,486	Acorda Therapeutics Inc (a)	77,256	2,005
Phibro Animal Health Corp	32,362	1,102	AMAG Pharmaceuticals Inc (a)	58,461	839
Universal Corp/VA	41,504	1,992	ANI Pharmaceuticals Inc (a)	14,810	995
		$4,580	Cambrex Corp (a)	54,171	3,053
Airlines - 0.84%			Emergent BioSolutions Inc (a)	58,149	2,837
Allegiant Travel Co	20,726	3,301	Innoviva Inc (a)	121,388	1,771
Hawaiian Holdings Inc	86,717	3,239	Ligand Pharmaceuticals Inc (a)	34,880	5,498
SkyWest Inc	85,675	4,776	Medicines Co/The (a)	106,017	3,512
		$11,316	Momenta Pharmaceuticals Inc (a)	126,241	2,146
Apparel - 1.08%			Myriad Genetics Inc (a)	114,431	4,220
Crocs Inc (a)	115,137	1,556	Spectrum Pharmaceuticals Inc (a)	149,724	3,225
Oxford Industries Inc	27,810	2,192			$30,101
Perry Ellis International Inc (a)	20,774	498	Building Materials - 2.53%
Steven Madden Ltd (a)	87,909	4,061	AAON Inc	66,768	2,430
Unifi Inc (a)	28,077	1,000	American Woodmark Corp (a)	23,705	3,220
Wolverine World Wide Inc	158,128	5,191	Apogee Enterprises Inc	47,336	2,154
		$14,498	Boise Cascade Co	63,686	2,831
Automobile Manufacturers - 0.19%			Gibraltar Industries Inc (a)	52,369	1,943
Wabash National Corp	97,470	2,518	Griffon Corp	49,944	1,001
			Patrick Industries Inc (a)	39,469	2,528
Automobile Parts & Equipment - 1.19%			PGT Innovations Inc (a)	82,072	1,309
American Axle & Manufacturing Holdings Inc	163,693	2,889	Quanex Building Products Corp	57,416	1,189
(a)			Simpson Manufacturing Co Inc	69,592	4,088
Cooper-Standard Holdings Inc (a)	26,075	3,249	Trex Co Inc (a)	48,630	5,427
Dorman Products Inc (a)	49,601	3,742	Universal Forest Products Inc	101,099	3,774
Gentherm Inc (a)	60,621	1,940	US Concrete Inc (a)	25,865	2,014
Motorcar Parts of America Inc (a)	31,515	858			$33,908
Standard Motor Products Inc	33,641	1,611	Chemicals - 2.78%
Superior Industries International Inc	38,280	645	A Schulman Inc	48,635	1,897
Titan International Inc	81,909	1,090	Aceto Corp	49,759	548
		$16,024	AdvanSix Inc (a)	50,298	1,985
Banks - 7.34%			American Vanguard Corp	43,331	916
Ameris Bancorp	61,529	3,295	Balchem Corp	52,892	4,178
Banner Corp	54,218	2,946	Calgon Carbon Corp	83,972	1,793
Boston Private Financial Holdings Inc	139,222	2,144	Hawkins Inc	15,683	554
Central Pacific Financial Corp	49,790	1,472	HB Fuller Co	83,184	4,313
City Holding Co	25,810	1,776	Ingevity Corp (a)	69,579	5,048
Columbia Banking System Inc	120,682	5,199	Innophos Holdings Inc	32,274	1,493
Community Bank System Inc	83,640	4,458	Innospec Inc	39,891	2,864
Customers Bancorp Inc (a)	47,828	1,466	Koppers Holdings Inc (a)	34,284	1,570
CVB Financial Corp	169,299	3,962	Kraton Corp (a)	51,721	2,600
Fidelity Southern Corp	36,364	871	Quaker Chemical Corp	21,978	3,382
First BanCorp/Puerto Rico (a)	300,149	1,801	Rayonier Advanced Materials Inc	85,583	1,619
First Commonwealth Financial Corp	161,066	2,331	Stepan Co	32,679	2,563
First Financial Bancorp	102,563	2,923			$37,323
First Financial Bankshares Inc	109,448	5,084	Coal - 0.24%
First Midwest Bancorp Inc/IL	169,788	4,221	Cloud Peak Energy Inc (a)	124,041	620
Glacier Bancorp Inc	128,910	5,056	CONSOL Energy Inc (a)	42,781	1,387
Great Western Bancorp Inc	97,232	4,098	SunCoke Energy Inc (a)	106,276	1,180
Hanmi Financial Corp	53,557	1,687			$3,187
HomeStreet Inc (a)	44,429	1,308	Commercial Services - 6.13%
Hope Bancorp Inc	212,735	4,051	ABM Industries Inc	91,499	3,480
Independent Bank Corp/Rockland MA	45,354	3,236	Alarm.com Holdings Inc (a)	41,291	1,585
LegacyTexas Financial Group Inc	69,866	3,077	American Public Education Inc (a)	26,884	683
National Bank Holdings Corp	44,292	1,472	AMN Healthcare Services Inc (a)	78,950	4,236
NBT Bancorp Inc	71,953	2,656	Capella Education Co	19,290	1,534
OFG Bancorp	72,628	828	Cardtronics PLC (a)	75,494	1,847
Old National Bancorp/IN	221,122	3,825	Career Education Corp (a)	108,479	1,345
Opus Bank	28,481	772	CorVel Corp (a)	15,881	820
S&T Bancorp Inc	57,811	2,333	Cross Country Healthcare Inc (a)	60,290	845
ServisFirst Bancshares Inc	74,422	3,157	Forrester Research Inc	16,338	713
Simmons First National Corp	64,470	3,794	FTI Consulting Inc (a)	62,729	2,727
Southside Bancshares Inc	45,538	1,563	Green Dot Corp (a)	75,590	4,631

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Healthcare Services Group Inc	121,095	$6,682	WisdomTree Investments Inc	190,065	$2,203
HealthEquity Inc (a)	84,972	4,301	World Acceptance Corp (a)	9,733	1,149
Heidrick & Struggles International Inc	31,044	820			$31,882
HMS Holdings Corp (a)	138,962	2,380	Electric - 1.11%
Insperity Inc	61,315	3,756	ALLETE Inc	84,055	6,089
Kelly Services Inc	50,309	1,424	Avista Corp	106,448	5,360
Korn/Ferry International	93,361	4,160	El Paso Electric Co	67,084	3,502
LendingTree Inc (a)	12,462	4,584			$14,951
LSC Communications Inc	57,663	789	Electrical Components & Equipment - 0.97%
Matthews International Corp	53,130	2,975	Advanced Energy Industries Inc (a)	65,540	4,662
Medifast Inc	17,356	1,193	Encore Wire Corp	34,400	1,741
Monro Inc	54,161	3,060	General Cable Corp	82,574	2,452
Navigant Consulting Inc (a)	75,890	1,557	Insteel Industries Inc	29,894	937
Nutrisystem Inc	49,644	2,147	Powell Industries Inc	14,354	468
On Assignment Inc (a)	80,805	6,187	SPX Corp (a)	70,417	2,200
Rent-A-Center Inc/TX	88,105	954	Vicor Corp (a)	26,892	492
Resources Connection Inc	46,803	765			$12,952
RR Donnelley & Sons Co	115,700	945	Electronics - 3.66%
Strayer Education Inc	17,532	1,621	Applied Optoelectronics Inc (a)	32,031	1,037
Team Inc (a)	49,437	840
			Badger Meter Inc	48,115	2,319
Travelport Worldwide Ltd	207,105	2,819	Bel Fuse Inc	16,293	335
TrueBlue Inc (a)	68,356	1,870	Benchmark Electronics Inc (a)	82,174	2,379
Viad Corp	33,729	1,916	Brady Corp	79,362	3,036
		$82,191	Control4 Corp (a)	32,569	883
Computers - 2.83%			CTS Corp	54,433	1,497
Agilysys Inc (a)	25,306	304	Electro Scientific Industries Inc (a)	55,350	1,296
Barracuda Networks Inc (a)	67,327	1,855	ESCO Technologies Inc	42,699	2,611
CACI International Inc (a)	40,690	5,719	FARO Technologies Inc (a)	27,618	1,489
Cray Inc (a)	66,830	1,621	II-VI Inc (a)	90,708	3,869
Electronics For Imaging Inc (a)	75,511	2,208	Itron Inc (a)	56,320	4,123
Engility Holdings Inc (a)	29,170	763	KEMET Corp (a)	81,066	1,651
ExlService Holdings Inc (a)	56,096	3,408	Methode Electronics Inc	60,835	2,485
Insight Enterprises Inc (a)	59,151	2,196	OSI Systems Inc (a)	29,467	1,947
Lumentum Holdings Inc (a)	102,380	4,740	Park Electrochemical Corp	31,434	575
Mercury Systems Inc (a)	79,725	3,828	Plexus Corp (a)	55,504	3,316
MTS Systems Corp	29,379	1,523	Rogers Corp (a)	30,151	4,968
Qualys Inc (a)	52,642	3,290	Sanmina Corp (a)	119,025	3,112
Super Micro Computer Inc (a)	62,768	1,433	TTM Technologies Inc (a)	151,437	2,497
Sykes Enterprises Inc (a)	65,932	2,045	Watts Water Technologies Inc	45,893	3,660
TTEC Holdings Inc	23,488	932			$49,085
Virtusa Corp (a)	45,132	2,014
			Energy - Alternate Sources - 0.34%
		$37,879	FutureFuel Corp	41,929	562
Consumer Products - 0.43%			Green Plains Inc	63,944	1,119
Central Garden & Pet Co (a)	17,081	669	REX American Resources Corp (a)	9,551	780
Central Garden & Pet Co - A Shares (a)	57,719	2,177	SolarEdge Technologies Inc (a)	59,711	2,143
WD-40 Co	23,078	2,856			$4,604
		$5,702	Engineering & Construction - 0.96%
Cosmetics & Personal Care - 0.10%			Aegion Corp (a)	53,755	1,348
Inter Parfums Inc	28,347	1,293	Comfort Systems USA Inc	61,369	2,614
			Exponent Inc	42,657	3,163
Distribution & Wholesale - 0.85%			MYR Group Inc (a)	27,205	922
Anixter International Inc (a)	47,839	4,004	Orion Group Holdings Inc (a)	46,604	351
Core-Mark Holding Co Inc	76,337	1,686	TopBuild Corp (a)	58,739	4,496
Essendant Inc	62,159	563			$12,894
Fossil Group Inc (a)	71,378	568
G-III Apparel Group Ltd (a)	68,492	2,558	Entertainment - 0.77%
ScanSource Inc (a)	42,127	1,441	Marriott Vacations Worldwide Corp	38,970	5,936
Veritiv Corp (a)	18,407	528	Penn National Gaming Inc (a)	138,506	4,420
					$10,356
		$11,348	Environmental Control - 0.48%
Diversified Financial Services - 2.38%			Tetra Tech Inc	92,090	4,577
Encore Capital Group Inc (a)	39,144	1,622
Enova International Inc (a)	55,306	990	US Ecology Inc	36,108	1,887
					$6,464
Evercore Inc - Class A	63,821	6,417	Food - 1.51%
Financial Engines Inc	104,640	2,977	B&G Foods Inc	109,895	3,627
Greenhill & Co Inc	40,365	749	Calavo Growers Inc	26,077	2,269
INTL. FCStone Inc (a)	25,677	1,117
			Cal-Maine Foods Inc (a)	49,191	2,093
Investment Technology Group Inc	54,637	1,167	Darling Ingredients Inc (a)	272,218	5,047
Piper Jaffray Cos	23,472	2,166	J&J Snack Foods Corp	24,675	3,416
PRA Group Inc (a)	74,645	2,669
			John B Sanfilippo & Son Inc	14,378	900
Virtus Investment Partners Inc	11,830	1,514	Seneca Foods Corp - Class A (a)	11,192	353
Waddell & Reed Financial Inc	137,783	3,169	SpartanNash Co	61,102	1,489
WageWorks Inc (a)	65,611	3,973
			SUPERVALU Inc (a)	63,390	1,004
					$20,198

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Forest Products & Paper - 0.71%			Home Furnishings (continued)
Clearwater Paper Corp (a)	27,158	$1,278	Universal Electronics Inc (a)	23,642	$1,090
Deltic Timber Corp	17,929	1,695			$9,290
Neenah Inc	27,795	2,515	Insurance - 3.20%
PH Glatfelter Co	72,029	1,682	American Equity Investment Life Holding Co	147,287	4,861
Schweitzer-Mauduit International Inc	50,772	2,299	AMERISAFE Inc	31,804	1,932
		$9,469	eHealth Inc (a)	27,082	475
Gas - 0.89%			Employers Holdings Inc	53,596	2,273
Northwest Natural Gas Co	47,453	2,721	HCI Group Inc	13,093	458
South Jersey Industries Inc	131,346	3,867	Horace Mann Educators Corp	67,208	2,776
Spire Inc	79,769	5,305	Infinity Property & Casualty Corp	18,058	1,828
		$11,893	Maiden Holdings Ltd	114,682	809
Hand & Machine Tools - 0.22%			Navigators Group Inc/The	37,055	1,801
Franklin Electric Co Inc	63,916	2,895	NMI Holdings Inc (a)	88,300	1,620
			ProAssurance Corp	88,246	4,827
Healthcare - Products - 4.83%			RLI Corp	64,079	4,118
Abaxis Inc	37,510	2,688	Safety Insurance Group Inc	25,152	1,953
Analogic Corp	20,633	1,710	Selective Insurance Group Inc	96,501	5,621
AngioDynamics Inc (a)	60,678	1,056	Stewart Information Services Corp	39,237	1,746
BioTelemetry Inc (a)	50,805	1,735	Third Point Reinsurance Ltd (a)	143,748	2,048
Cantel Medical Corp	58,911	6,535	United Fire Group Inc	34,946	1,516
CONMED Corp	41,087	2,374	United Insurance Holdings Corp	33,915	655
CryoLife Inc (a)	54,932	1,035	Universal Insurance Holdings Inc	52,937	1,556
Cutera Inc (a)	22,897	1,136			$42,873
Haemonetics Corp (a)	87,290	5,643	Internet - 2.08%
ICU Medical Inc (a)	24,952	5,713	8x8 Inc (a)	151,966	2,690
Inogen Inc (a)	28,282	3,446	Blucora Inc (a)	76,230	1,860
Integer Holdings Corp (a)	46,581	2,336	Cogent Communications Holdings Inc	68,353	3,083
Integra LifeSciences Holdings Corp (a)	105,053	5,532	DHI Group Inc (a)	78,053	140
Invacare Corp	54,256	998	ePlus Inc (a)	23,420	1,808
Lantheus Holdings Inc (a)	48,967	1,126	FTD Cos Inc (a)	27,770	163
LeMaitre Vascular Inc	25,152	875	HealthStream Inc (a)	42,170	992
Luminex Corp	67,709	1,367	Liquidity Services Inc (a)	42,170	202
Meridian Bioscience Inc	69,747	1,092	New Media Investment Group Inc	87,984	1,487
Merit Medical Systems Inc (a)	82,962	3,854	NIC Inc	109,516	1,818
MiMedx Group Inc (a)	168,822	2,828	Perficient Inc (a)	57,690	1,117
Natus Medical Inc (a)	51,486	1,599	QuinStreet Inc (a)	58,928	550
OraSure Technologies Inc (a)	100,230	2,181	Shutterfly Inc (a)	54,261	3,698
Orthofix International NV (a)	30,030	1,725	Shutterstock Inc (a)	30,372	1,344
Repligen Corp (a)	61,918	2,190	Stamps.com Inc (a)	26,865	5,476
Surmodics Inc (a)	21,666	635	VASCO Data Security International Inc (a)	49,786	717
Tactile Systems Technology Inc (a)	23,989	756	XO Group Inc (a)	39,924	763
Varex Imaging Corp (a)	62,037	2,635			$27,908
		$64,800	Iron & Steel - 0.20%
Healthcare - Services - 2.15%			AK Steel Holding Corp (a)	520,240	2,632
Almost Family Inc (a)	20,770	1,185
Amedisys Inc (a)	47,113	2,526	Leisure Products & Services - 0.84%
Chemed Corp	26,387	6,876	Callaway Golf Co	156,235	2,308
Community Health Systems Inc (a)	189,604	1,071	Fox Factory Holding Corp (a)	62,044	2,380
Ensign Group Inc/The	79,494	1,831	LCI Industries	41,217	4,544
Kindred Healthcare Inc	143,812	1,323	Nautilus Inc (a)	50,748	652
LHC Group Inc (a)	26,886	1,688	Vista Outdoor Inc (a)	94,736	1,435
Magellan Health Inc (a)	39,733	3,957			$11,319
Providence Service Corp/The (a)	18,472	1,188	Lodging - 0.66%
Quorum Health Corp (a)	46,921	290	Belmond Ltd (a)	138,688	1,789
Select Medical Holdings Corp (a)	176,933	3,132	Boyd Gaming Corp	135,692	5,356
Tivity Health Inc (a)	56,307	2,182	Marcus Corp/The	31,801	827
US Physical Therapy Inc	20,793	1,579	Monarch Casino & Resort Inc (a)	18,721	853
		$28,828			$8,825
Home Builders - 1.26%			Machinery - Construction & Mining - 0.15%
Cavco Industries Inc (a)	14,025	2,148	Astec Industries Inc	31,644	1,975
Installed Building Products Inc (a)	34,755	2,501
LGI Homes Inc (a)	28,741	1,945	Machinery - Diversified - 1.60%
M/I Homes Inc	45,482	1,471	Alamo Group Inc	15,764	1,813
MDC Holdings Inc	74,169	2,500	Albany International Corp	47,927	3,041
Meritage Homes Corp (a)	62,645	2,972	Applied Industrial Technologies Inc	64,149	4,731
William Lyon Homes (a)	46,001	1,249	Briggs & Stratton Corp	70,835	1,713
Winnebago Industries Inc	47,835	2,174	Chart Industries Inc (a)	50,853	2,521
		$16,960	DXP Enterprises Inc/TX (a)	26,155	895
Home Furnishings - 0.69%			Lindsay Corp	17,568	1,567
Daktronics Inc	64,409	596	SPX FLOW Inc (a)	69,902	3,241
Ethan Allen Interiors Inc	41,768	1,038	Tennant Co	29,504	1,989
iRobot Corp (a)	46,068	4,089			$21,511
Sleep Number Corp (a)	65,806	2,477

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media - 0.78%			Packaging & Containers (continued)
EW Scripps Co/The	91,348	$1,462	Multi-Color Corp	22,972	$1,780
Gannett Co Inc	184,716	2,180			$6,776
Scholastic Corp	45,758	1,758	Pharmaceuticals - 3.62%
TiVo Corp	201,713	2,814	Amphastar Pharmaceuticals Inc (a)	58,506	1,091
World Wrestling Entertainment Inc	64,714	2,288	Anika Therapeutics Inc (a)	24,232	1,617
		$10,502	Corcept Therapeutics Inc (a)	156,544	3,603
Metal Fabrication & Hardware - 0.50%			Cytokinetics Inc (a)	83,710	770
CIRCOR International Inc	27,137	1,439	Depomed Inc (a)	104,054	765
Haynes International Inc	20,674	740	Diplomat Pharmacy Inc (a)	78,404	2,116
Mueller Industries Inc	95,531	3,161	Eagle Pharmaceuticals Inc/DE (a)	13,810	825
Olympic Steel Inc	15,050	351	Enanta Pharmaceuticals Inc (a)	23,595	2,004
TimkenSteel Corp (a)	64,534	1,045	Heska Corp (a)	10,775	840
		$6,736	Impax Laboratories Inc (a)	122,485	2,382
Mining - 0.82%			Lannett Co Inc (a)	49,800	1,014
Century Aluminum Co (a)	82,262	1,830	Nektar Therapeutics (a)	260,242	21,759
Kaiser Aluminum Corp	27,936	3,080	Neogen Corp (a)	84,248	4,973
Materion Corp	33,124	1,646	Progenics Pharmaceuticals Inc (a)	116,132	679
US Silica Holdings Inc	134,217	4,468	Sucampo Pharmaceuticals Inc (a)	41,620	747
		$11,024	Supernus Pharmaceuticals Inc (a)	84,717	3,308
Miscellaneous Manufacturers - 3.38%					$48,493
Actuant Corp	98,861	2,447	Real Estate - 0.39%
Axon Enterprise Inc (a)	87,447	2,314	Community Healthcare Trust Inc	28,274	753
AZZ Inc	42,904	1,952	HFF Inc	60,560	2,980
Barnes Group Inc	81,513	5,363	RE/MAX Holdings Inc	29,246	1,444
EnPro Industries Inc	35,244	3,101			$5,177
Fabrinet (a)	62,121	1,541	REITs - 5.64%
Federal Signal Corp	99,133	2,016	Acadia Realty Trust	138,337	3,398
Harsco Corp (a)	132,946	2,380	Agree Realty Corp	48,283	2,324
Hillenbrand Inc	104,164	4,614	American Assets Trust Inc	68,519	2,416
John Bean Technologies Corp	52,172	5,935	Apollo Commercial Real Estate Finance Inc	161,101	2,927
LSB Industries Inc (a)	33,329	283	Armada Hoffler Properties Inc	74,228	1,068
Lydall Inc (a)	28,494	1,362	ARMOUR Residential REIT Inc	69,194	1,620
Myers Industries Inc	36,218	761	Capstead Mortgage Corp	158,828	1,304
Proto Labs Inc (a)	40,955	4,478	CareTrust REIT Inc	125,439	1,993
Raven Industries Inc	59,092	2,278	CBL & Associates Properties Inc	282,764	1,572
Standex International Corp	21,135	2,218	Cedar Realty Trust Inc	134,315	686
Sturm Ruger & Co Inc	28,802	1,525	Chatham Lodging Trust	74,985	1,680
Tredegar Corp	42,028	771	Chesapeake Lodging Trust	99,318	2,718
		$45,339	DiamondRock Hospitality Co	331,036	3,893
Office Furnishings - 0.19%			Easterly Government Properties Inc	72,508	1,510
Interface Inc	99,574	2,484	EastGroup Properties Inc	56,893	4,939
			Four Corners Property Trust Inc	101,132	2,387
Oil & Gas - 1.45%			Franklin Street Properties Corp	177,216	1,797
Bill Barrett Corp (a)	160,770	825	Getty Realty Corp	54,333	1,426
Carrizo Oil & Gas Inc (a)	127,866	2,571	Government Properties Income Trust	163,854	2,812
Denbury Resources Inc (a)	664,650	1,615	Hersha Hospitality Trust	64,640	1,199
Noble Corp PLC (a)	404,846	1,899	Independence Realty Trust Inc	138,028	1,268
Par Pacific Holdings Inc (a)	41,631	759	Invesco Mortgage Capital Inc	184,398	2,995
PDC Energy Inc (a)	108,866	5,645	Kite Realty Group Trust	138,152	2,329
SRC Energy Inc (a)	398,852	3,969	Lexington Realty Trust	357,899	3,228
Unit Corp (a)	87,393	2,117	LTC Properties Inc	65,396	2,680
		$19,400	National Storage Affiliates Trust	81,865	2,077
Oil & Gas Services - 1.36%			Pennsylvania Real Estate Investment Trust	115,535	1,289
Archrock Inc	117,305	1,091	PS Business Parks Inc	32,877	4,015
Bristow Group Inc	53,185	820	Ramco-Gershenson Properties Trust	131,158	1,734
CARBO Ceramics Inc (a)	36,327	289	Retail Opportunity Investments Corp	181,346	3,331
Era Group Inc (a)	33,394	338	Saul Centers Inc	19,907	1,090
Exterran Corp (a)	52,647	1,520	Summit Hotel Properties Inc	172,258	2,668
Flotek Industries Inc (a)	93,913	517	Universal Health Realty Income Trust	20,883	1,390
Geospace Technologies Corp (a)	22,212	306	Urstadt Biddle Properties Inc	49,133	954
Gulf Island Fabrication Inc	22,404	289	Whitestone REIT	63,665	837
Helix Energy Solutions Group Inc (a)	229,483	1,728			$75,554
Matrix Service Co (a)	44,205	791	Retail - 6.24%
McDermott International Inc (a)	469,371	4,121	Abercrombie & Fitch Co	112,407	2,328
Newpark Resources Inc (a)	141,858	1,291	Asbury Automotive Group Inc (a)	30,646	2,226
Oil States International Inc (a)	84,432	2,702	Ascena Retail Group Inc (a)	281,822	609
Pioneer Energy Services Corp (a)	128,441	417	Barnes & Noble Education Inc (a)	61,409	408
SEACOR Holdings Inc (a)	27,743	1,292	Barnes & Noble Inc	93,692	440
TETRA Technologies Inc (a)	191,539	736	Big 5 Sporting Goods Corp	33,286	188
		$18,248	Biglari Holdings Inc (a)	1,674	691
Packaging & Containers - 0.51%			BJ's Restaurants Inc	29,666	1,120
KapStone Paper and Packaging Corp	144,213	4,996	Buckle Inc/The	46,823	939
			Caleres Inc	71,007	2,105

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Semiconductors (continued)
Cato Corp/The	38,466	$457	Rambus Inc (a)	181,425	$2,291
Chico's FAS Inc	211,218	2,009	Rudolph Technologies Inc (a)	52,202	1,368
Children's Place Inc/The	28,749	4,307	Semtech Corp (a)	109,404	3,917
Chuy's Holdings Inc (a)	27,952	741	Ultra Clean Holdings Inc (a)	63,335	1,374
Dave & Buster's Entertainment Inc (a)	67,925	3,192	Veeco Instruments Inc (a)	79,826	1,329
DineEquity Inc	29,727	1,646	Xperi Corp	81,499	1,829
DSW Inc	119,429	2,392			$37,194
El Pollo Loco Holdings Inc (a)	35,771	359	Software - 2.06%
Express Inc (a)	130,232	909	Bottomline Technologies de Inc (a)	58,175	2,123
EZCORP Inc (a)	84,993	1,003	Computer Programs & Systems Inc	18,413	551
Fiesta Restaurant Group Inc (a)	44,727	859	CSG Systems International Inc	55,401	2,502
Finish Line Inc/The	66,427	753	Digi International Inc (a)	44,065	456
FirstCash Inc	77,985	5,701	Donnelley Financial Solutions Inc (a)	55,694	1,195
Five Below Inc (a)	91,227	5,923	Ebix Inc	36,391	2,988
Francesca's Holdings Corp (a)	60,709	354	LivePerson Inc (a)	90,503	1,082
Fred's Inc	59,152	196	ManTech International Corp/VA	42,646	2,221
Genesco Inc (a)	32,918	1,147	MicroStrategy Inc (a)	15,555	2,142
Group 1 Automotive Inc	32,405	2,542	Monotype Imaging Holdings Inc	68,971	1,652
Guess? Inc	99,080	1,820	Omnicell Inc (a)	62,688	3,075
Haverty Furniture Cos Inc	32,099	716	PDF Solutions Inc (a)	45,406	621
Hibbett Sports Inc (a)	31,548	713	Progress Software Corp	79,009	3,937
JC Penney Co Inc (a)	514,142	1,907	Quality Systems Inc (a)	77,868	1,012
Kirkland's Inc (a)	26,460	281	SPS Commerce Inc (a)	28,464	1,497
La-Z-Boy Inc	79,724	2,404	Synchronoss Technologies Inc (a)	72,243	581
Lithia Motors Inc	39,702	4,961			$27,635
Lumber Liquidators Holdings Inc (a)	47,075	1,315	Storage & Warehousing - 0.21%
MarineMax Inc (a)	36,481	837	Mobile Mini Inc	73,257	2,773
Movado Group Inc	25,588	783
Ollie's Bargain Outlet Holdings Inc (a)	81,195	4,510	Telecommunications - 2.09%
PetMed Express Inc	34,051	1,539	ADTRAN Inc	79,574	1,273
Red Robin Gourmet Burgers Inc (a)	21,378	1,126	ATN International Inc	18,000	1,069
Regis Corp (a)	57,737	919	CalAmp Corp (a)	58,835	1,440
RH (a)	31,065	2,920	Cincinnati Bell Inc (a)	69,718	1,203
Ruth's Hospitality Group Inc	48,073	1,139	Comtech Telecommunications Corp	39,030	844
Shake Shack Inc (a)	30,304	1,325	Consolidated Communications Holdings Inc	106,534	1,326
Shoe Carnival Inc	18,845	431	Extreme Networks Inc (a)	187,451	2,818
Sonic Automotive Inc	40,689	877	Frontier Communications Corp	129,796	1,063
Sonic Corp	66,519	1,719	General Communication Inc (a)	43,695	1,832
Tailored Brands Inc	81,302	1,967	Harmonic Inc (a)	134,887	492
Tile Shop Holdings Inc	56,891	532	Iridium Communications Inc (a)	137,625	1,748
Vera Bradley Inc (a)	31,501	293	NETGEAR Inc (a)	52,009	3,625
Vitamin Shoppe Inc (a)	39,624	168	Oclaro Inc (a)	278,939	1,657
Wingstop Inc	48,083	2,325	Spok Holdings Inc	33,024	515
Zumiez Inc (a)	30,022	623	Viavi Solutions Inc (a)	375,849	3,225
		$83,694	Vonage Holdings Corp (a)	343,903	3,848
Savings & Loans - 1.54%					$27,978
Banc of California Inc	70,372	1,386	Textiles - 0.31%
Bank Mutual Corp	69,953	727	UniFirst Corp/MA	25,550	4,223
BofI Holding Inc (a)	92,577	3,330
Brookline Bancorp Inc	126,679	2,027	Transportation - 1.49%
Dime Community Bancshares Inc	50,714	964	ArcBest Corp	42,368	1,506
Meta Financial Group Inc	15,016	1,757	Atlas Air Worldwide Holdings Inc (a)	41,784	2,353
Northfield Bancorp Inc	76,742	1,288	Echo Global Logistics Inc (a)	43,354	1,266
Northwest Bancshares Inc	169,596	2,858	Forward Air Corp	49,203	2,987
Oritani Financial Corp	65,012	1,086	Heartland Express Inc	82,603	1,874
Pacific Premier Bancorp Inc (a)	64,110	2,612	Hub Group Inc (a)	55,282	2,656
Provident Financial Services Inc	99,975	2,630	Marten Transport Ltd	63,925	1,483
		$20,665	Matson Inc	70,152	2,400
Semiconductors - 2.77%			Roadrunner Transportation Systems Inc (a)	51,939	289
Axcelis Technologies Inc (a)	51,914	1,344	Saia Inc (a)	42,126	3,183
Brooks Automation Inc	116,197	3,242			$19,997
Cabot Microelectronics Corp	41,906	4,270	Trucking & Leasing - 0.18%
CEVA Inc (a)	36,298	1,597	Greenbrier Cos Inc/The	47,433	2,379
Cohu Inc	46,749	1,064
Diodes Inc (a)	63,667	1,795	Water - 0.49%
DSP Group Inc (a)	36,891	483	American States Water Co	60,618	3,347
Kopin Corp (a)	100,848	335	California Water Service Group	79,284	3,227
Kulicke & Soffa Industries Inc (a)	116,683	2,685
MaxLinear Inc (a)	100,700	2,597			$6,574
Nanometrics Inc (a)	42,299	1,048	TOTAL COMMON STOCKS		$1,319,957
Photronics Inc (a)	113,932	957	INVESTMENT COMPANIES - 1.57%	Shares Held	Value (000's)
			Exchange Traded Funds - 0.08%
Power Integrations Inc	49,112	3,669	iShares Core S&P Small-Cap ETF	14,044	1,106

See accompanying notes.

		Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2018 (unaudited)

INVESTMENT COMPANIES (continued)	Shares Held	Value (000's)
Money Market Funds - 1.49%
Principal Government Money Market Fund (b)	19,989,971	$19,990

TOTAL INVESTMENT COMPANIES		$21,096
Total Investments		$1,341,053
Other Assets and Liabilities - (0.02)%		$(321)
TOTAL NET ASSETS - 100.00%		$1,340,732

(a) Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21.47%
Financial		20.49%
Industrial		18.17%
Consumer, Cyclical		15.32%
Technology		7.66%
Communications		4.95%
Basic Materials		4.51%
Energy		3.39%
Utilities		2.49%
Investment Companies		1.57%
Other Assets and Liabilities		(0.02)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017			Purchases		Sales		January 31, 2018
		Value			Cost	Proceeds		Value
Principal Government Money Market Fund		$—			$59,011	$39,021		$19,990
		$—			$59,011	$39,021		$19,990

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund	$24			$—			$—	$—
	$24			$—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2018	Long		219		$17,257			$(331)
Total								$(331)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS - 95.87%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.01%			Automobile Parts & Equipment (continued)
Clear Channel Outdoor Holdings Inc	5,213	$25	Superior Industries International Inc	25,182	$424
EVINE Live Inc (a)	5,584	7	Titan International Inc	41,691	554
Harte-Hanks Inc (a)	20,209	17	Tower International Inc	2,892	87
MDC Partners Inc (a)	6,281	57			$15,204
		$106	Banks - 13.39%
Aerospace & Defense - 1.78%			1st Constitution Bancorp	1,457	28
AAR Corp	135,839	5,498	1st Source Corp	21,294	1,113
Aerovironment Inc (a)	4,698	241	Access National Corp	6,901	201
Arotech Corp (a)	18,086	66	ACNB Corp	1,111	34
CPI Aerostructures Inc (a)	11,371	101	American National Bankshares Inc	2,484	93
Cubic Corp	13,868	805	American River Bankshares	6,194	93
Curtiss-Wright Corp	35,331	4,617	Ameris Bancorp	898	48
Ducommun Inc (a)	10,267	300	AmeriServ Financial Inc	24,724	101
Esterline Technologies Corp (a)	27,514	2,023	Ames National Corp	1,347	38
Kaman Corp	2,638	165	Arrow Financial Corp	5,377	176
KLX Inc (a)	34,863	2,463	Associated Banc-Corp	94,189	2,331
Kratos Defense & Security Solutions Inc (a)	5,563	63	Atlantic Capital Bancshares Inc (a)	4,996	89
Moog Inc (a)	53,956	4,859	BancFirst Corp	1,776	99
National Presto Industries Inc	1,302	133	Bancorp Inc/The (a)	25,900	274
SIFCO Industries Inc (a)	610	4	BancorpSouth Bank	26,812	899
Triumph Group Inc	12,137	354	Bank of Commerce Holdings	3,930	45
		$21,692	Bank of Florida Corp (a),(b),(c)	6,269	—
Agriculture - 0.27%			Bank of Marin Bancorp	991	68
Alico Inc	517	14	Bank of NT Butterfield & Son Ltd/The	4,887	196
Alliance One International Inc (a)	13,047	172	Bankwell Financial Group Inc	845	28
Andersons Inc/The	25,440	867	Banner Corp	23,685	1,287
Cadiz Inc (a)	2,916	42	Bar Harbor Bankshares	4,683	131
Limoneira Co	1,204	26	BCB Bancorp Inc	9,036	137
Phibro Animal Health Corp	3,511	119	Blue Hills Bancorp Inc	15,916	308
Tejon Ranch Co (a)	6,526	143	Boston Private Financial Holdings Inc	59,183	912
Universal Corp/VA	37,787	1,814	Bridge Bancorp Inc	2,537	87
Vector Group Ltd	5,521	118	Bryn Mawr Bank Corp	5,421	244
		$3,315	Byline Bancorp Inc (a)	1,089	24
Airlines - 0.37%			C&F Financial Corp	541	30
Hawaiian Holdings Inc	13,380	500	Cadence BanCorp	2,886	81
SkyWest Inc	71,690	3,996	Camden National Corp	2,566	109
		$4,496	Capital City Bank Group Inc	14,637	359
			Capstar Financial Holdings Inc (a)	950	19
Apparel - 0.43%
Columbia Sportswear Co	1,958	146	Carolina Financial Corp	2,522	104
Crocs Inc (a)	18,081	244	Cathay General Bancorp	37,213	1,629
Deckers Outdoor Corp (a)	23,518	2,015	CBTX Inc	561	16
Delta Apparel Inc (a)	8,089	151	CenterState Bank Corp	10,289	268
Iconix Brand Group Inc (a)	19,902	25	Central Pacific Financial Corp	14,618	432
Lakeland Industries Inc (a)	9,606	135	Central Valley Community Bancorp	2,490	48
Oxford Industries Inc	1,936	153	Century Bancorp Inc/MA	1,095	87
Perry Ellis International Inc (a)	18,477	443	Chemical Financial Corp	222,107	12,973
Rocky Brands Inc	8,535	147	Chemung Financial Corp	568	25
Sequential Brands Group Inc (a)	17,152	28	Citizens & Northern Corp	3,297	79
Superior Uniform Group Inc	8,321	196	Citizens First Corp	300	7
Unifi Inc (a)	19,764	704	City Holding Co	2,930	202
Weyco Group Inc	2,992	93	Civista Bancshares Inc	2,298	51
Wolverine World Wide Inc	22,603	742	CNB Financial Corp/PA	2,733	73
		$5,222	CoBiz Financial Inc	7,981	160
Automobile Manufacturers - 0.41%			Codorus Valley Bancorp Inc	2,035	55
Blue Bird Corp (a)	773	16	Colony Bankcorp Inc	706	10
Navistar International Corp (a)	21,984	1,007	Columbia Banking System Inc	7,268	313
REV Group Inc	115,575	3,382	Community Bank System Inc	6,663	355
Wabash National Corp	21,549	557	Community Financial Corp/The	656	24
		$4,962	Community Trust Bancorp Inc	66,319	3,137
			Community West Bancshares	1,308	16
Automobile Parts & Equipment - 1.25%			ConnectOne Bancorp Inc	19,267	562
American Axle & Manufacturing Holdings Inc	132,710	2,343	County Bancorp Inc	817	24
(a)
			Customers Bancorp Inc (a)	65,819	2,018
Cooper Tire & Rubber Co	13,990	547	CVB Financial Corp	10,848	254
Cooper-Standard Holdings Inc (a)	29,077	3,622
			DNB Financial Corp	607	21
Dana Inc	17,730	585	Eagle Bancorp Inc (a)	10,880	686
Gentherm Inc (a)	816	26
Meritor Inc (a)	142,316	3,883	Enterprise Bancorp Inc/MA	1,422	48
			Enterprise Financial Services Corp	2,337	114
Miller Industries Inc/TN	16,483	430	Equity Bancshares Inc (a)	1,110	40
Modine Manufacturing Co (a)	44,131	1,030
Motorcar Parts of America Inc (a)	7,776	211	Evans Bancorp Inc	745	32
			Farmers Capital Bank Corp	6,063	238
Spartan Motors Inc	43,851	588	Farmers National Banc Corp	3,755	55
Standard Motor Products Inc	15,423	740	FCB Financial Holdings Inc (a)	16,895	926
Strattec Security Corp	3,468	134	Fidelity Southern Corp	5,266	126

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
Financial Institutions Inc	13,424	$417		Northeast Bancorp	2,608	$58
First Bancorp Inc/ME	1,446	41		Northrim BanCorp Inc	11,197	374
First BanCorp/Puerto Rico (a)	343,399	2,060		Norwood Financial Corp	970	30
First Bancorp/Southern Pines NC	8,361	304		OFG Bancorp	84,788	966
First Bancshares Inc/The	1,581	51		Ohio Valley Banc Corp	681	28
First Busey Corp	15,864	491		Old Line Bancshares Inc	1,187	38
First Business Financial Services Inc	7,390	181		Old National Bancorp/IN	120,014	2,077
First Citizens BancShares Inc/NC	1,130	480		Old Second Bancorp Inc	15,046	221
First Commonwealth Financial Corp	86,962	1,258		Opus Bank	29,885	810
First Community Bancshares Inc/VA	19,350	536		Orrstown Financial Services Inc	1,957	50
First Connecticut Bancorp Inc/Farmington CT	7,856	198		Pacific Mercantile Bancorp (a)	2,801	24
First Financial Bancorp	407,060	11,601		Park National Corp	2,070	217
First Financial Bankshares Inc	2,313	107		Parke Bancorp Inc	1,102	22
First Financial Corp/IN	8,188	379		Patriot National Bancorp Inc	212	4
First Foundation Inc (a)	2,955	57		PCSB Financial Corp (a)	2,641	53
First Guaranty Bancshares Inc	757	20		Peapack Gladstone Financial Corp	5,594	198
First Internet Bancorp	5,937	222		Penns Woods Bancorp Inc	723	31
First Interstate BancSystem Inc	10,093	422		Peoples Bancorp Inc/OH	16,545	589
First Merchants Corp	273,461	11,803		Peoples Bancorp of North Carolina Inc	2,721	85
First Mid-Illinois Bancshares Inc	1,818	70		Peoples Financial Services Corp	996	45
First Midwest Bancorp Inc/IL	48,572	1,208		People's Utah Bancorp	1,760	56
First Northwest Bancorp (a)	2,419	41		Pinnacle Financial Partners Inc	69,679	4,411
First of Long Island Corp/The	2,626	74		Popular Inc	16,865	685
First United Corp (a)	1,675	29		Preferred Bank/Los Angeles CA	1,430	92
FNB Bancorp/CA	882	31		Premier Financial Bancorp Inc	11,898	226
FNB Corp/PA	409,034	5,870		Prosperity Bancshares Inc	40,883	3,099
Franklin Financial Network Inc (a)	1,240	40		QCR Holdings Inc	1,752	77
Fulton Financial Corp	185,972	3,385		RBB Bancorp	732	20
German American Bancorp Inc	6,147	213		Reliant Bancorp Inc	1,051	25
Glacier Bancorp Inc	7,624	299		Renasant Corp	29,642	1,276
Great Southern Bancorp Inc	1,846	94		Republic Bancorp Inc/KY	10,300	397
Great Western Bancorp Inc	20,029	845		S&T Bancorp Inc	27,788	1,121
Green Bancorp Inc (a)	2,563	61		Sandy Spring Bancorp Inc	30,319	1,147
Guaranty Bancorp	2,849	81		SB Financial Group Inc	2,685	48
Guaranty Federal Bancshares Inc	541	11		Seacoast Banking Corp of Florida (a)	19,954	515
Hancock Holding Co	56,879	3,055		Select Bancorp Inc (a)	2,142	28
Hanmi Financial Corp	3,765	119		Shore Bancshares Inc	4,632	84
Hawthorn Bancshares Inc	1,820	38		Sierra Bancorp	21,684	594
Heartland Financial USA Inc	2,593	138		Simmons First National Corp	16,439	967
Heritage Commerce Corp	5,155	82		South State Corp	8,179	725
Heritage Financial Corp/WA	15,690	483		Southern First Bancshares Inc (a)	1,042	45
Hilltop Holdings Inc	55,576	1,455		Southern National Bancorp of Virginia Inc	14,435	237
Home BancShares Inc/AR	3,166	76		Southside Bancshares Inc	3,993	137
HomeStreet Inc (a)	32,409	955		State Bank Financial Corp	3,907	119
Hope Bancorp Inc	51,692	984		Stock Yards Bancorp Inc	3,804	137
Horizon Bancorp/IN	3,318	101		Summit Financial Group Inc	1,641	42
IBERIABANK Corp	29,272	2,474		Summit State Bank	1,005	13
Independent Bank Corp/MI	14,281	329		Sun Bancorp Inc/NJ	2,077	50
Independent Bank Corp/Rockland MA	2,825	202		Sussex Bancorp	1,215	35
Independent Bank Group Inc	2,911	209		TCF Financial Corp	73,540	1,577
International Bancshares Corp	66,521	2,761		Texas Capital Bancshares Inc (a)	1,209	115
Investar Holding Corp	791	20		TierOne Corp (a),(b),(c)	2,447	—
Kearny Financial Corp/MD	87,791	1,211		Tompkins Financial Corp	2,991	246
Lakeland Bancorp Inc	19,746	397		Towne Bank/Portsmouth VA	6,993	214
Lakeland Financial Corp	120,981	5,815		TriCo Bancshares	6,909	255
LCNB Corp	1,428	28		TriState Capital Holdings Inc (a)	6,450	155
LegacyTexas Financial Group Inc	15,339	676		Triumph Bancorp Inc (a)	2,477	95
Macatawa Bank Corp	4,030	42		TrustCo Bank Corp NY	20,560	177
MainSource Financial Group Inc	21,354	840		Trustmark Corp	47,157	1,499
MB Financial Inc	49,848	2,133		Two River Bancorp	1,264	23
MBT Financial Corp	16,404	185		UMB Financial Corp	4,792	365
Mercantile Bank Corp	12,365	431		Umpqua Holdings Corp	51,717	1,120
Merchants Bancorp/IN	1,207	25		Union Bankshares Corp	298,915	11,284
Mid Penn Bancorp Inc	119	4		United Bancshares Inc/OH	900	20
Middlefield Banc Corp	449	22		United Bankshares Inc/WV	23,818	877
Midland States Bancorp Inc	2,025	65		United Community Banks Inc/GA	251,037	7,953
MidSouth Bancorp Inc	11,863	168		United Security Bancshares/Fresno CA	1,861	21
MidWestOne Financial Group Inc	7,925	262		Unity Bancorp Inc	1,520	32
National Bank Holdings Corp	17,032	566		Univest Corp of Pennsylvania	11,149	313
National Bankshares Inc	1,019	44		Valley National Bancorp	164,969	2,074
National Commerce Corp (a)	1,030	47		Veritex Holdings Inc (a)	1,640	47
NBT Bancorp Inc	15,133	558		Walker & Dunlop Inc	562	27
Nicolet Bankshares Inc (a)	1,281	70		Washington Trust Bancorp Inc	9,639	519
				Webster Financial Corp	1,618	92

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks (continued)			Biotechnology (continued)
WesBanco Inc	48,999	$2,009	Spectrum Pharmaceuticals Inc (a)	14,676	$316
West Bancorporation Inc	1,866	48	Stemline Therapeutics Inc (a)	2,434	39
Westamerica Bancorporation	2,652	157	Syndax Pharmaceuticals Inc (a)	108	1
Western New England Bancorp Inc	26,675	289	Tocagen Inc (a)	145	2
Wintrust Financial Corp	48,212	4,141			$8,693
		$163,012	Building Materials - 2.43%
Beverages - 0.01%			American Woodmark Corp (a)	38,075	5,172
Farmer Brothers Co (a)	1,231	39	Armstrong Flooring Inc (a)	24,895	386
MGP Ingredients Inc	340	30	Boise Cascade Co	21,678	963
		$69	Broadwind Energy Inc (a)	16,192	40
Biotechnology - 0.71%			Caesarstone Ltd (a)	1,277	27
Abeona Therapeutics Inc (a)	3,806	58	Continental Materials Corp (a)	657	13
Acceleron Pharma Inc (a)	879	37	Cree Inc (a)	76,690	2,647
Achillion Pharmaceuticals Inc (a)	15,396	41	Gibraltar Industries Inc (a)	22,571	838
Acorda Therapeutics Inc (a)	57,443	1,490	Griffon Corp	37,578	753
Advaxis Inc (a)	489	1	Louisiana-Pacific Corp (a)	26,677	790
Agenus Inc (a)	1,590	6	LSI Industries Inc	28,773	228
Aileron Therapeutics Inc (a)	175	2	Masonite International Corp (a)	84,075	5,864
Alder Biopharmaceuticals Inc (a)	7,050	100	Quanex Building Products Corp	26,714	553
Allena Pharmaceuticals Inc (a)	189	2	Simpson Manufacturing Co Inc	70,132	4,120
AMAG Pharmaceuticals Inc (a)	34,187	490	Summit Materials Inc (a)	174,818	5,585
Applied Genetic Technologies Corp/DE (a)	20,578	102	Universal Forest Products Inc	43,948	1,641
Aratana Therapeutics Inc (a)	830	4			$29,620
Ardelyx Inc (a)	4,394	32	Chemicals - 1.71%
Atara Biotherapeutics Inc (a)	3,617	137	Aceto Corp	31,577	347
Athersys Inc (a)	735	1	AdvanSix Inc (a)	11,399	450
Audentes Therapeutics Inc (a)	199	7	AgroFresh Solutions Inc (a)	24,772	187
Bellicum Pharmaceuticals Inc (a)	1,108	7	American Vanguard Corp	50,775	1,074
BioCryst Pharmaceuticals Inc (a)	2,030	9	Calgon Carbon Corp	14,726	314
Biohaven Pharmaceutical Holding Co Ltd (a)	173	6	Codexis Inc (a)	543	5
BioTime Inc (a)	11,709	34	CSW Industrials Inc (a)	6,435	308
Bluebird Bio Inc (a)	9,278	1,901	GCP Applied Technologies Inc (a)	7,510	251
Calyxt Inc (a)	279	7	Hawkins Inc	1,130	40
Cascadian Therapeutics Inc (a)	4,509	45	HB Fuller Co	2,049	106
Celcuity Inc (a)	99	2	Innophos Holdings Inc	9,602	445
Celldex Therapeutics Inc (a)	17,781	49	Innospec Inc	12,294	883
Corvus Pharmaceuticals Inc (a)	1,108	9	Intrepid Potash Inc (a)	55,795	217
Deciphera Pharmaceuticals Inc (a)	288	8	Kraton Corp (a)	31,260	1,571
Dermira Inc (a)	689	20	Kronos Worldwide Inc	1,813	50
Dynavax Technologies Corp (a)	7,484	121	Landec Corp (a)	24,178	318
Editas Medicine Inc (a)	1,324	48	Minerals Technologies Inc	84,053	6,316
Emergent BioSolutions Inc (a)	14,094	687	Oil-Dri Corp of America	744	29
Enzo Biochem Inc (a)	781	6	OMNOVA Solutions Inc (a)	2,404	26
Epizyme Inc (a)	1,750	28	Platform Specialty Products Corp (a)	59,312	695
Fate Therapeutics Inc (a)	3,737	34	PQ Group Holdings Inc (a)	2,801	46
Five Prime Therapeutics Inc (a)	3,629	73	Rayonier Advanced Materials Inc	3,625	69
Genocea Biosciences Inc (a)	722	1	Sensient Technologies Corp	2,211	159
Harvard Bioscience Inc (a)	7,272	34	Stepan Co	3,619	283
Idera Pharmaceuticals Inc (a)	1,268	2	Tronox Ltd	49,329	968
Immunomedics Inc (a)	8,394	140	Valhi Inc	4,053	23
Insmed Inc (a)	8,078	205	Venator Materials PLC (a)	249,100	5,635
Intellia Therapeutics Inc (a)	2,254	58			$20,815
Iovance Biotherapeutics Inc (a)	7,749	121	Coal - 0.41%
Karyopharm Therapeutics Inc (a)	3,482	41	Arch Coal Inc	5,458	491
MacroGenics Inc (a)	3,231	73	Cloud Peak Energy Inc (a)	95,879	479
Medicines Co/The (a)	565	19	CONSOL Energy Inc (a)	8,976	291
MEI Pharma Inc (a)	7,689	17	Hallador Energy Co	27,012	188
Merrimack Pharmaceuticals Inc	550	6	NACCO Industries Inc	5,014	210
Momenta Pharmaceuticals Inc (a)	7,717	131	Peabody Energy Corp	49,855	2,015
Myriad Genetics Inc (a)	18,567	685	SunCoke Energy Inc (a)	57,876	643
NantKwest Inc (a)	4,019	18	Warrior Met Coal Inc	22,169	621
Novavax Inc (a)	25,971	52	Westmoreland Coal Co (a)	4,238	5
Novelion Therapeutics Inc (a)	1,991	10			$4,943
Nymox Pharmaceutical Corp (a)	2,157	7	Commercial Services - 5.94%
Otonomy Inc (a)	3,709	22	Aaron's Inc	104,836	4,286
PDL BioPharma Inc (a)	215,246	594	ABM Industries Inc	180,579	6,868
Pfenex Inc (a)	7,220	24	Acacia Research Corp (a)	19,678	72
Prothena Corp PLC (a)	1,137	48	Adtalem Global Education Inc (a)	52,484	2,415
PTC Therapeutics Inc (a)	1,032	27	American Public Education Inc (a)	28,738	731
REGENXBIO Inc (a)	2,690	72	AMN Healthcare Services Inc (a)	76,125	4,084
Retrophin Inc (a)	5,105	122	ARC Document Solutions Inc (a)	7,257	18
RTI Surgical Inc (a)	45,010	202	Ascent Capital Group Inc (a)	15,132	143
			AstroNova Inc	9,156	123

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)				Computers (continued)
Avalon Holdings Corp (a)	3,917	$8		NetScout Systems Inc (a)	53,903	$1,536
Booz Allen Hamilton Holding Corp	179,150	7,019		PAR Technology Corp (a)	10,431	90
Bridgepoint Education Inc (a)	10,957	85		Presidio Inc (a)	263,855	4,831
Brink's Co/The	104,800	8,740		Quantum Corp (a)	3,397	21
CAI International Inc (a)	38,569	1,089		SecureWorks Corp (a)	2,256	22
Cambium Learning Group Inc (a)	2,403	17		StarTek Inc (a)	5,840	73
Capella Education Co	62	5		Stratasys Ltd (a)	40,293	862
Career Education Corp (a)	28,780	357		Super Micro Computer Inc (a)	38,335	875
Carriage Services Inc	7,526	200		Sykes Enterprises Inc (a)	54,586	1,693
CBIZ Inc (a)	55,202	911		Unisys Corp (a)	2,344	21
Civeo Corp (a)	69,733	244		VeriFone Systems Inc (a)	10,828	191
CRA International Inc	15,948	740		Virtusa Corp (a)	94,655	4,224
Cross Country Healthcare Inc (a)	2,756	39		Xplore Technologies Corp (a)	3,063	8
Edgewater Technology Inc (a)	10,657	64				$33,491
Emerald Expositions Events Inc	2,522	54		Consumer Products - 0.32%
Ennis Inc	73,997	1,473		ACCO Brands Corp	105,904	1,255
EVERTEC Inc	4,416	70		Acme United Corp	1,796	44
Franklin Covey Co (a)	1,521	44		Central Garden & Pet Co (a)	8,194	321
FTI Consulting Inc (a)	36,314	1,578		Central Garden & Pet Co - A Shares (a)	38,474	1,451
Graham Holdings Co	1,614	959		CSS Industries Inc	11,187	292
Great Lakes Dredge & Dock Corp (a)	63,008	296		Helen of Troy Ltd (a)	5,657	528
Heidrick & Struggles International Inc	30,141	796				$3,891
Hertz Global Holdings Inc (a)	59,002	1,353		Cosmetics & Personal Care - 0.01%
HMS Holdings Corp (a)	1,139	19		CCA Industries Inc (a)	500	2
Hudson Global Inc (a)	611	1		Inter Parfums Inc	1,830	83
Huron Consulting Group Inc (a)	12,796	513
ICF International Inc (a)	20,690	1,098		Distribution & Wholesale - 1.08%		$85
Information Services Group Inc (a)	2,682	11		ADDvantage Technologies Group Inc (a)	3,841	6
Insperity Inc	129,125	7,909		Anixter International Inc (a)	20,184	1,690
K12 Inc (a)	47,996	832
				Essendant Inc	36,845	334
KAR Auction Services Inc	133,200	7,265		Fossil Group Inc (a)	25,170	200
Kelly Services Inc	44,873	1,271		G-III Apparel Group Ltd (a)	58,363	2,180
Korn/Ferry International	52,876	2,356		Nexeo Solutions Inc (a)	152,213	1,435
Laureate Education Inc (a)	5,835	84		ScanSource Inc (a)	31,979	1,093
Liberty Tax Inc	1,290	13		Systemax Inc	522	16
LSC Communications Inc	23,255	318		Titan Machinery Inc (a)	29,219	628
McGrath RentCorp	17,133	819		Triton International Ltd/Bermuda	44,557	1,720
MoneyGram International Inc (a)	3,656	44		Veritiv Corp (a)	54,095	1,552
National Research Corp	188	7		WESCO International Inc (a)	33,530	2,285
Navigant Consulting Inc (a)	40,518	832
Perceptron Inc (a)	6,585	69				$13,139
				Diversified Financial Services - 1.73%
Quad/Graphics Inc	7,966	177		AeroCentury Corp (a)	423	7
RCM Technologies Inc	13,071	83		Air Lease Corp	21,882	1,064
Reis Inc	6,559	136		Aircastle Ltd	80,484	1,901
Resources Connection Inc	21,632	353		Arlington Asset Investment Corp	4,068	43
RPX Corp	51,154	718		Associated Capital Group Inc	3,805	132
RR Donnelley & Sons Co	33,676	275		Asta Funding Inc	1,394	10
SEACOR Marine Holdings Inc (a)	17,961	269
				Atlanticus Holdings Corp (a)	11,685	26
SP Plus Corp (a)	1,805	70
				California First National Bancorp	2,983	46
Strayer Education Inc	1,300	120		Cowen Inc (a)	29,150	377
Team Inc (a)	14,560	248
				Encore Capital Group Inc (a)	8,063	334
Textainer Group Holdings Ltd (a)	3,797	93
				Enova International Inc (a)	3,331	60
Travelport Worldwide Ltd	16,332	222		Federal Agricultural Mortgage Corp	8,942	717
TrueBlue Inc (a)	6,479	177
Vectrus Inc (a)	2,564	78		GAIN Capital Holdings Inc	18,126	133
				GAMCO Investors Inc	2,326	69
Viad Corp	16,430	933
Volt Information Sciences Inc (a)	11,617	51		Granite Point Mortgage Trust Inc	4,563	79
Weight Watchers International Inc (a)	184	12		Greenhill & Co Inc	3,415	63
				Hamilton Lane Inc	713	27
		$72,357		Hannon Armstrong Sustainable Infrastructure	5,352	116
Computers - 2.75%				Capital Inc
Agilysys Inc (a)	25,417	305		INTL. FCStone Inc (a)	4,073	177
CACI International Inc (a)	72,192	10,147
				Investment Technology Group Inc	12,379	265
Convergys Corp	109,167	2,540		Janus Henderson Group PLC	17,378	684
Cray Inc (a)	19,598	475
Engility Holdings Inc (a)	5,756	151		Ladder Capital Corp	15,383	223
ForeScout Technologies Inc (a)	270	8		Ladenburg Thalmann Financial Services Inc	13,732	43
Insight Enterprises Inc (a)	42,753	1,587		Legg Mason Inc	28,872	1,230
Key Tronic Corp (a)	16,991	122		LendingClub Corp (a)	2,644	10
KeyW Holding Corp/The (a)	2,084	14		LPL Financial Holdings Inc	76,375	4,556
Maxwell Technologies Inc (a)	5,269	31		Marlin Business Services Corp	10,097	239
Mercury Systems Inc (a)	379	18		Nationstar Mortgage Holdings Inc (a)	64,355	1,142
				Navient Corp	23,785	339
MTS Systems Corp	1,783	92		Nelnet Inc	26,323	1,372
NCR Corp (a)	94,750	3,554		NewStar Financial Inc (a),(c)	52,106	28

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Ocwen Financial Corp (a)	13,743	$46	NVE Corp	2,895	$243
OneMain Holdings Inc (a)	20,586	673	Park Electrochemical Corp	2,790	51
Oppenheimer Holdings Inc	12,527	344	Plexus Corp (a)	113,349	6,773
PennyMac Financial Services Inc (a)	2,502	55	Rogers Corp (a)	3,551	585
Piper Jaffray Cos	8,120	749	Sanmina Corp (a)	88,840	2,322
PJT Partners Inc	1,921	91	Sparton Corp (a)	5,252	121
PRA Group Inc (a)	3,983	142	Stoneridge Inc (a)	3,950	96
Pzena Investment Management Inc	11,000	137	SYNNEX Corp	17,512	2,150
R1 RCM Inc (a)	2,097	11	Sypris Solutions Inc (a)	14,725	20
Regional Management Corp (a)	12,978	369	Tech Data Corp (a)	45,117	4,525
Stifel Financial Corp	26,325	1,778	TTM Technologies Inc (a)	107,458	1,772
TPG RE Finance Trust Inc	1,797	34	Vishay Intertechnology Inc	182,454	4,005
Virtus Investment Partners Inc	2,595	332	Vishay Precision Group Inc (a)	16,405	449
Waddell & Reed Financial Inc	13,867	319	Watts Water Technologies Inc	1,234	98
World Acceptance Corp (a)	4,365	515	ZAGG Inc (a)	7,308	122
		$21,107			$34,057
Electric - 0.51%			Energy - Alternate Sources - 0.30%
ALLETE Inc	5,400	391	Clean Energy Fuels Corp (a)	131,267	206
Ameresco Inc (a)	20,313	177	FutureFuel Corp	46,932	629
Atlantic Power Corp (a)	5,360	11	Green Plains Inc	41,153	720
Avista Corp	10,048	506	Pacific Ethanol Inc (a)	43,630	184
Black Hills Corp	5,661	314	Pattern Energy Group Inc	6,571	136
Dynegy Inc (a)	11,513	144	Renewable Energy Group Inc (a)	110,660	1,184
El Paso Electric Co	6,927	362	REX American Resources Corp (a)	1,428	116
IDACORP Inc	7,717	666	Sunrun Inc (a)	11,739	74
MGE Energy Inc	9,237	552	TerraForm Power Inc	34,139	372
NorthWestern Corp	7,893	429	Vivint Solar Inc (a)	4,157	14
NRG Yield Inc - A Shares	4,988	94			$3,635
NRG Yield Inc - C Shares	6,884	130	Engineering & Construction - 0.83%
Ormat Technologies Inc	9,544	669	Aegion Corp (a)	33,160	832
Otter Tail Corp	9,368	399	Chicago Bridge & Iron Co NV ADR	10,660	223
PNM Resources Inc	13,098	499	EMCOR Group Inc	24,031	1,953
Portland General Electric Co	14,692	622	ENGlobal Corp (a)	18,947	16
Spark Energy Inc	623	6	Exponent Inc	2,970	220
Unitil Corp	6,433	285	Goldfield Corp/The (a)	4,043	20
		$6,256	Granite Construction Inc	15,140	1,010
Electrical Components & Equipment - 0.68%			IES Holdings Inc (a)	2,780	48
Advanced Energy Industries Inc (a)	3,818	271	KBR Inc	26,121	531
Belden Inc	7,227	613	Layne Christensen Co (a)	4,967	67
Encore Wire Corp	16,863	853	Mistras Group Inc (a)	2,229	48
EnerSys	8,180	575	MYR Group Inc (a)	16,192	549
General Cable Corp	322	9	NV5 Global Inc (a)	337	16
Graham Corp	7,968	171	Orion Group Holdings Inc (a)	33,398	251
Insteel Industries Inc	720	22	Sterling Construction Co Inc (a)	51,325	716
Littelfuse Inc	23,966	5,209	TopBuild Corp (a)	26,784	2,050
Powell Industries Inc	9,207	300	Tutor Perini Corp (a)	49,982	1,237
Revolution Lighting Technologies Inc (a)	1,611	6	VSE Corp	7,081	351
SunPower Corp (a)	8,313	66	Willbros Group Inc (a)	12,058	13
Ultralife Corp (a)	17,903	122			$10,151
Vicor Corp (a)	269	5	Entertainment - 0.90%
		$8,222	AMC Entertainment Holdings Inc	25,196	323
Electronics - 2.80%			Dover Motorsports Inc	3,447	7
AVX Corp	104,387	1,873	Eldorado Resorts Inc (a)	142,725	4,931
Ballantyne Strong Inc (a)	8,901	41	Eros International PLC (a)	3,487	40
Bel Fuse Inc	6,869	141	Golden Entertainment Inc (a)	1,293	41
Benchmark Electronics Inc (a)	68,987	1,997	International Speedway Corp	5,040	233
Brady Corp	16,694	639	Marriott Vacations Worldwide Corp	14,759	2,248
Coherent Inc (a)	180	47	National CineMedia Inc	8,897	60
Control4 Corp (a)	253	7	Penn National Gaming Inc (a)	21,740	694
CTS Corp	41,651	1,145	Pinnacle Entertainment Inc (a)	29,373	948
CyberOptics Corp (a)	565	9	RCI Hospitality Holdings Inc	11,989	352
Electro Scientific Industries Inc (a)	20,078	470	Reading International Inc (a)	2,067	34
ESCO Technologies Inc	19,056	1,165	Speedway Motorsports Inc	49,359	1,024
FARO Technologies Inc (a)	3,433	185			$10,935
Fitbit Inc (a)	20,435	105	Environmental Control - 0.19%
Frequency Electronics Inc (a)	11,821	112	Advanced Emissions Solutions Inc	2,170	17
II-VI Inc (a)	18,050	770	Casella Waste Systems Inc (a)	61,297	1,568
IntriCon Corp (a)	448	8	CECO Environmental Corp	15,390	69
KEMET Corp (a)	8,816	180	Cemtrex Inc	8,943	25
Kimball Electronics Inc (a)	33,051	611	Evoqua Water Technologies Corp (a)	1,517	35
Knowles Corp (a)	79,807	1,216	Fuel Tech Inc (a)	1,539	2
LGL Group Inc/The (a)	717	4	Heritage-Crystal Clean Inc (a)	1,837	40

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Environmental Control (continued)			Healthcare - Products (continued)
Tetra Tech Inc	11,481	$571	Meridian Bioscience Inc	16,336	$256
		$2,327	Merit Medical Systems Inc (a)	380	18
Food - 1.43%			NanoString Technologies Inc (a)	1,856	14
AMCON Distributing Co	191	17	OraSure Technologies Inc (a)	1,886	41
Cal-Maine Foods Inc (a)	4,406	187	Orthofix International NV (a)	1,462	84
Chefs' Warehouse Inc/The (a)	373	8	Sientra Inc (a)	2,153	27
Darling Ingredients Inc (a)	130,240	2,414	Utah Medical Products Inc	102	9
Dean Foods Co	28,863	299			$19,039
Fresh Del Monte Produce Inc	62,467	2,955	Healthcare - Services - 1.25%
Hostess Brands Inc (a)	11,796	163	Acadia Healthcare Co Inc (a)	21,050	717
Ingles Markets Inc	14,019	471	Addus HomeCare Corp (a)	6,080	218
John B Sanfilippo & Son Inc	1,370	86	Almost Family Inc (a)	12,248	698
Sanderson Farms Inc	15,436	1,959	American Renal Associates Holdings Inc (a)	355	7
Seneca Foods Corp - Class A (a)	16,641	525	American Shared Hospital Services (a)	2,738	7
Seneca Foods Corp - Class B (a)	39	1	Brookdale Senior Living Inc (a)	146,775	1,394
Smart & Final Stores Inc (a)	37,371	352	Community Health Systems Inc (a)	113,994	644
Snyder's-Lance Inc	39,274	1,963	Ensign Group Inc/The	2,042	47
SpartanNash Co	39,858	971	Envision Healthcare Corp (a)	73,125	2,632
SUPERVALU Inc (a)	32,698	518	Five Star Senior Living Inc (a)	16,385	24
Tootsie Roll Industries Inc	778	28	Kindred Healthcare Inc	8,989	83
United Natural Foods Inc (a)	76,532	3,643	LHC Group Inc (a)	15,086	948
Village Super Market Inc	10,435	245	LifePoint Health Inc (a)	32,547	1,609
Weis Markets Inc	16,598	660	Magellan Health Inc (a)	23,484	2,338
		$17,465	MedCath Corp (a),(b),(c)	31,637	—
Forest Products & Paper - 0.55%			Medpace Holdings Inc (a)	1,079	40
Clearwater Paper Corp (a)	7,479	352	Molina Healthcare Inc (a)	1,189	109
Domtar Corp	47,366	2,433	National HealthCare Corp	9,253	577
Mercer International Inc	47,634	700	Providence Service Corp/The (a)	615	40
Neenah Inc	6,562	594	Quorum Health Corp (a)	15,041	93
PH Glatfelter Co	48,092	1,123	Select Medical Holdings Corp (a)	62,525	1,107
Resolute Forest Products Inc (a)	82,143	944	Tivity Health Inc (a)	13,455	521
Schweitzer-Mauduit International Inc	2,602	118	Triple-S Management Corp (a)	60,696	1,395
Verso Corp (a)	28,693	461			$15,248
		$6,725	Holding Companies - Diversified - 0.03%
Gas - 1.25%			HRG Group Inc (a)	17,547	320
Chesapeake Utilities Corp	2,721	200
New Jersey Resources Corp	8,398	326	Home Builders - 1.24%
Northwest Natural Gas Co	3,803	218	AV Homes Inc (a)	20,564	347
ONE Gas Inc	9,841	697	Beazer Homes USA Inc (a)	8,138	151
RGC Resources Inc	616	15	CalAtlantic Group Inc	3,050	171
South Jersey Industries Inc	8,449	249	Century Communities Inc (a)	26,096	825
Southwest Gas Holdings Inc	15,959	1,174	Green Brick Partners Inc (a)	27,543	308
Spire Inc	101,629	6,759	Hovnanian Enterprises Inc (a)	14,134	29
Vectren Corp	82,025	4,973	KB Home	85,009	2,679
WGL Holdings Inc	7,280	613	LGI Homes Inc (a)	1,392	94
		$15,224	M/I Homes Inc	40,546	1,312
Hand & Machine Tools - 0.71%			MDC Holdings Inc	66,221	2,232
Franklin Electric Co Inc	123,991	5,617	Meritage Homes Corp (a)	48,694	2,311
Hardinge Inc	15,843	298	New Home Co Inc/The (a)	17,414	206
Kennametal Inc	11,990	585	Orleans Homebuilders Inc (a),(b),(c)	7,702	—
LS Starrett Co/The	5,475	46	PICO Holdings Inc	19,218	252
Milacron Holdings Corp (a)	1,087	21	Taylor Morrison Home Corp (a)	37,620	957
Regal Beloit Corp	25,912	2,018	TRI Pointe Group Inc (a)	144,710	2,361
		$8,585	William Lyon Homes (a)	29,989	814
Healthcare - Products - 1.56%			Winnebago Industries Inc	1,373	62
Analogic Corp	3,100	257			$15,111
AngioDynamics Inc (a)	39,324	685	Home Furnishings - 0.10%
ConforMIS Inc (a)	4,058	5	Daktronics Inc	2,325	22
CONMED Corp	21,692	1,254	Ethan Allen Interiors Inc	4,337	108
CryoLife Inc (a)	2,966	56	Flexsteel Industries Inc	8,457	364
Digirad Corp	15,358	36	Hamilton Beach Brands Holding Co	8,778	225
Exactech Inc (a)	5,879	294	Hamilton Beach Brands Holding Co (c)	607	16
FONAR Corp (a)	831	20	Hooker Furniture Corp	9,784	363
Haemonetics Corp (a)	10,750	695	Nova Lifestyle Inc (a)	9,952	23
Halyard Health Inc (a)	24,742	1,208	VOXX International Corp (a)	21,664	129
Hanger Inc (a)	4,332	69			$1,250
ICU Medical Inc (a)	770	176	Housewares - 0.02%
Integer Holdings Corp (a)	27,726	1,391	Libbey Inc	6,500	46
Integra LifeSciences Holdings Corp (a)	72,775	3,832	Lifetime Brands Inc	14,221	248
Invacare Corp	21,555	396			$294
Lantheus Holdings Inc (a)	6,469	149	Insurance - 6.99%
LivaNova PLC (a)	93,124	7,967	Ambac Financial Group Inc (a)	33,252	539
Luminex Corp	4,972	100

See accompanying notes.

Schedule of Investments SmallCap Value Fund II

January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)				Internet (continued)
American Equity Investment Life Holding Co	123,067	$4,061		New Media Investment Group Inc	57,604	$974
American National Insurance Co	4,294	543		Overstock.com Inc (a)	895	62
AMERISAFE Inc	3,554	216		PC-Tel Inc	47	—
AmTrust Financial Services Inc	31,512	423		Perficient Inc (a)	6,789	131
Argo Group International Holdings Ltd	43,894	2,691		QuinStreet Inc (a)	5,546	52
Aspen Insurance Holdings Ltd	41,818	1,562		RealNetworks Inc (a)	13,622	42
Atlantic American Corp	7,236	27		Rubicon Project Inc/The (a)	32,710	63
Atlas Financial Holdings Inc (a)	3,105	63		TechTarget Inc (a)	2,193	34
Baldwin & Lyons Inc	21,573	496		VASCO Data Security International Inc (a)	11,650	168
Blue Capital Reinsurance Holdings Ltd	4,753	57		XO Group Inc (a)	20,089	383
Brown & Brown Inc	158,975	8,343		YuMe Inc	4,443	16
Citizens Inc/TX (a)	6,554	52				$6,000
CNO Financial Group Inc	193,640	4,761		Investment Companies - 0.50%
Crawford & Co	791	7		B. Riley Financial Inc	3,006	56
Donegal Group Inc	23,327	409		BBX Capital Corp	7,350	67
EMC Insurance Group Inc	20,889	590		Cannae Holdings Inc (a)	6,472	113
Employers Holdings Inc	34,309	1,455		TCP Capital Corp	383,925	5,793
Enstar Group Ltd (a)	1,519	315				$6,029
Essent Group Ltd (a)	93,425	4,346		Iron & Steel - 1.39%
FBL Financial Group Inc	40,684	2,831		AK Steel Holding Corp (a)	33,358	169
Federated National Holding Co	24,577	365		Allegheny Technologies Inc (a)	14,255	384
First Acceptance Corp (a)	19,254	22		Carpenter Technology Corp	45,749	2,351
First American Financial Corp	141,772	8,375		Cleveland-Cliffs Inc (a)	93,167	639
Genworth Financial Inc (a)	450,171	1,377		Commercial Metals Co	115,001	2,765
Global Indemnity Ltd (a)	17,504	742		Friedman Industries Inc	5,700	31
Greenlight Capital Re Ltd (a)	58,378	1,182		Reliance Steel & Aluminum Co	98,100	8,593
Hallmark Financial Services Inc (a)	34,027	344		Ryerson Holding Corp (a)	2,313	23
Hanover Insurance Group Inc/The	31,047	3,513		Schnitzer Steel Industries Inc	43,797	1,498
HCI Group Inc	7,630	267		Shiloh Industries Inc (a)	26,756	199
Heritage Insurance Holdings Inc	19,912	340		Universal Stainless & Alloy Products Inc (a)	12,672	326
Horace Mann Educators Corp	50,135	2,070				$16,978
Independence Holding Co	1,947	56		Leisure Products & Services - 0.23%
Infinity Property & Casualty Corp	9,413	953		Acushnet Holdings Corp	7,459	160
Investors Title Co	1,322	257		Callaway Golf Co	32,468	479
James River Group Holdings Ltd	5,549	211		Clarus Corp (a)	3,542	26
Kemper Corp	68,355	4,432		Drive Shack Inc (a)	22,065	115
Kingstone Cos Inc	1,511	32		Escalade Inc	3,426	44
Maiden Holdings Ltd	76,633	541		Johnson Outdoors Inc	8,560	516
MBIA Inc (a)	66,329	487		Liberty TripAdvisor Holdings Inc (a)	70,195	618
MGIC Investment Corp (a)	425,979	6,313		Vista Outdoor Inc (a)	54,866	831
National General Holdings Corp	13,028	261				$2,789
National Security Group Inc/The	369	6		Lodging - 0.42%
National Western Life Group Inc	4,847	1,570		Belmond Ltd (a)	112,177	1,447
Navigators Group Inc/The	44,582	2,167		Boyd Gaming Corp	833	33
NMI Holdings Inc (a)	25,032	459
				Caesars Entertainment Corp (a)	62,094	866
Radian Group Inc	256,756	5,667		Century Casinos Inc (a)	9,356	85
RLI Corp	636	41		Full House Resorts Inc (a)	551	2
Safety Insurance Group Inc	5,531	429		ILG Inc	42,784	1,344
Security National Financial Corp (a)	1,035	5
				La Quinta Holdings Inc (a)	14,793	295
Selective Insurance Group Inc	46,445	2,705		Marcus Corp/The	20,099	523
State Auto Financial Corp	41,104	1,223		Monarch Casino & Resort Inc (a)	2,951	134
Stewart Information Services Corp	13,910	619		Red Lion Hotels Corp (a)	33,034	346
Third Point Reinsurance Ltd (a)	130,770	1,864
Tiptree Inc	3,892	24				$5,075
Unico American Corp (a)	5,796	48		Machinery - Construction & Mining - 0.14%
United Fire Group Inc	34,571	1,501		Astec Industries Inc	11,733	732
United Insurance Holdings Corp	2,319	45		Hyster-Yale Materials Handling Inc	4,456	378
Universal Insurance Holdings Inc	21,518	633		Terex Corp	12,660	595
White Mountains Insurance Group Ltd	146	123				$1,705
WMIH Corp (a)	26,836	25		Machinery - Diversified - 1.47%
		$85,081		Alamo Group Inc	8,145	937
Internet - 0.49%				Albany International Corp	66,833	4,240
1-800-Flowers.com Inc (a)	3,346	35		Applied Industrial Technologies Inc	8,340	615
Blucora Inc (a)	53,367	1,302		Briggs & Stratton Corp	43,417	1,050
				Chart Industries Inc (a)	11,730	581
Cars.com Inc (a)	47,320	1,405
ChannelAdvisor Corp (a)	1,150	10		Columbus McKinnon Corp/NY	14,911	610
				DXP Enterprises Inc/TX (a)	551	19
DHI Group Inc (a)	30,273	55
				Gencor Industries Inc (a)	10,306	174
ePlus Inc (a)	5,161	398
				Gerber Scientific Inc (a),(b),(c)	56,637	—
FTD Cos Inc (a)	37,245	219
Lands' End Inc (a)	1,910	32		Gorman-Rupp Co/The	3,146	89
Leaf Group Ltd (a)	1,928	17		Hurco Cos Inc	9,846	445
Liberty Expedia Holdings Inc (a)	9,320	437		Kadant Inc	8,015	804
				Key Technology Inc (a)	1,200	32
Limelight Networks Inc (a)	6,508	29
Meet Group Inc/The (a)	49,219	136

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified (continued)			Miscellaneous Manufacturers (continued)
Manitowoc Co Inc/The (a)	9,890	$396	Barnes Group Inc	44,430	$2,923
NN Inc	16,869	486	Core Molding Technologies Inc	11,015	230
SPX FLOW Inc (a)	7,441	345	Fabrinet (a)	136,634	3,389
Tennant Co	103	7	Federal Signal Corp	24,663	502
Twin Disc Inc (a)	2,906	85	FreightCar America Inc	13,842	216
Zebra Technologies Corp (a)	56,600	6,971	GP Strategies Corp (a)	419	10
		$17,886	Harsco Corp (a)	12,870	230
Media - 2.63%			Hillenbrand Inc	99,475	4,407
AH Belo Corp	18,882	92	LSB Industries Inc (a)	16,338	139
Beasley Broadcast Group Inc	6,675	83	Lydall Inc (a)	2,079	99
Cable One Inc	8,750	6,178	NL Industries Inc (a)	8,024	104
Central European Media Enterprises Ltd (a)	12,415	59	Servotronics Inc	788	8
Entercom Communications Corp	5,666	63	Standex International Corp	688	72
EW Scripps Co/The	47,917	767	Synalloy Corp	1,787	24
Gannett Co Inc	133,994	1,581	Tredegar Corp	19,962	367
Global Eagle Entertainment Inc (a)	7,229	21	Trinseo SA	17,368	1,432
Gray Television Inc (a)	62,675	1,025			$14,514
Hemisphere Media Group Inc (a)	2,147	23	Office & Business Equipment - 0.00%
Houghton Mifflin Harcourt Co (a)	3,249	27	Eastman Kodak Co (a)	561	4
Media General Inc - Rights (a),(b),(c)	48,541	—
Meredith Corp	11,416	755	Office Furnishings - 0.07%
MSG Networks Inc (a)	8,571	206	CompX International Inc	609	8
New York Times Co/The	47,220	1,098	Herman Miller Inc	2,144	87
Nexstar Media Group Inc	105,800	7,946	Interface Inc	21,156	527
Saga Communications Inc	5,104	202	Kewaunee Scientific Corp	4,472	130
Salem Media Group Inc	23,579	110	Kimball International Inc	3,860	72
Scholastic Corp	47,070	1,808	Knoll Inc	306	7
TEGNA Inc	309,025	4,472	Steelcase Inc	1,719	27
TiVo Corp	91,511	1,276	Virco Manufacturing Corp	4,847	23
Townsquare Media Inc (a)	15,534	117			$881
Tribune Media Co	12,566	535	Oil & Gas - 3.87%
tronc Inc (a)	1,404	29	Abraxas Petroleum Corp (a)	3,873	9
Urban One Inc (a)	11,337	21	Adams Resources & Energy Inc	1,455	65
WideOpenWest Inc (a)	346,268	3,546	Approach Resources Inc (a)	6,303	21
		$32,040	Barnwell Industries Inc (a)	2,755	7
Metal Fabrication & Hardware - 0.29%			Bill Barrett Corp (a)	115,704	593
Ampco-Pittsburgh Corp	7,031	96	Bonanza Creek Energy Inc (a)	20,683	579
Chicago Rivet & Machine Co	1,070	34	California Resources Corp (a)	4,500	95
CIRCOR International Inc	865	46	Callon Petroleum Co (a)	632,046	7,174
DMC Global Inc	4,480	103	CNX Resources Corp (a)	71,810	1,006
Eastern Co/The	4,576	122	Contango Oil & Gas Co (a)	39,079	161
Global Brass & Copper Holdings Inc	4,450	143	CVR Energy Inc	3,349	119
Haynes International Inc	12,087	433	Delek US Holdings Inc	71,465	2,494
Lawson Products Inc/DE (a)	3,889	92	Denbury Resources Inc (a)	75,604	184
LB Foster Co (a)	3,850	105	Diamond Offshore Drilling Inc (a)	21,488	380
Mueller Water Products Inc - Class A	6,378	74	Earthstone Energy Inc (a)	3,373	34
Northwest Pipe Co (a)	10,105	192	Eclipse Resources Corp (a)	148,517	317
Olympic Steel Inc	15,750	367	Energy XXI Gulf Coast Inc (a)	46,393	311
Park-Ohio Holdings Corp	2,857	119	Ensco PLC	269,506	1,590
Perma-Pipe International Holdings Inc (a)	7,216	66	EP Energy Corp (a)	6,960	13
Rexnord Corp (a)	20,515	577	EXCO Resources Inc (a)	1	—
Sun Hydraulics Corp	3,420	212	Gastar Exploration Inc (a)	12,450	12
TimkenSteel Corp (a)	8,092	131	Gulfport Energy Corp (a)	10,498	107
TriMas Corp (a)	22,513	599	Halcon Resources Corp (a)	13,468	108
Worthington Industries Inc	1,097	51	Jones Energy Inc (a)	1,178	1
		$3,562	Laredo Petroleum Inc (a)	522,825	5,087
Mining - 0.52%			Midstates Petroleum Co Inc (a)	16,055	264
Century Aluminum Co (a)	75,514	1,680	Nabors Industries Ltd	155,953	1,223
Coeur Mining Inc (a)	40,471	325	Noble Corp PLC (a)	87,688	411
Compass Minerals International Inc	303	22	Oasis Petroleum Inc (a)	637,444	5,520
Fairmount Santrol Holdings Inc (a)	1,836	10	Panhandle Oil and Gas Inc	1,170	24
Ferroglobe PLC (a)	18,666	270	Par Pacific Holdings Inc (a)	3,594	66
Gold Resource Corp	7,674	35	Parker Drilling Co (a)	121,057	138
Hecla Mining Co	337,873	1,298	Patterson-UTI Energy Inc	63,973	1,511
Kaiser Aluminum Corp	5,058	557	PBF Energy Inc	71,093	2,298
Materion Corp	23,057	1,146	PDC Energy Inc (a)	40,269	2,089
Smart Sand Inc (a)	910	8	Penn Virginia Corp (a)	314	13
United States Lime & Minerals Inc	314	24	QEP Resources Inc (a)	3,622	34
US Silica Holdings Inc	26,871	895	Resolute Energy Corp (a)	2,160	73
		$6,270	Ring Energy Inc (a)	211,495	2,919
Miscellaneous Manufacturers - 1.19%			Rosehill Resources Inc (a)	609	5
Actuant Corp	3,063	76	Rowan Cos PLC (a)	149,685	2,203
American Railcar Industries Inc	7,289	286

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
SandRidge Energy Inc (a)	22,735	$406	Horizon Pharma Plc (a)	17,263	$251
SilverBow Resources Inc (a)	952	29	Immune Design Corp (a)	3,828	13
SM Energy Co	40,926	956	Impax Laboratories Inc (a)	11,300	220
SRC Energy Inc (a)	107,886	1,074	Intra-Cellular Therapies Inc (a)	4,479	76
Stone Energy Corp (a)	3,975	144	Kindred Biosciences Inc (a)	3,009	26
Trecora Resources (a)	3,858	52	Lannett Co Inc (a)	5,226	107
Ultra Petroleum Corp (a)	63,988	446	Mallinckrodt PLC (a)	10,497	190
Unit Corp (a)	134,712	3,263	MediciNova Inc (a)	773	7
W&T Offshore Inc (a)	13,588	66	Melinta Therapeutics Inc (a)	1,365	19
Whiting Petroleum Corp (a)	45,972	1,284	Mersana Therapeutics Inc (a)	173	2
WildHorse Resource Development Corp (a)	9,772	174	Minerva Neurosciences Inc (a)	602	4
		$47,152	Miragen Therapeutics Inc (a)	334	3
Oil & Gas Services - 2.33%			MyoKardia Inc (a)	732	38
Archrock Inc	105,219	979	Natural Alternatives International Inc (a)	4,296	48
Bristow Group Inc	38,832	598	Natural Grocers by Vitamin Cottage Inc (a)	21,087	181
C&J Energy Services Inc (a)	5,303	162	Nature's Sunshine Products Inc	1,555	19
Dawson Geophysical Co (a)	22,358	143	Owens & Minor Inc	6,414	135
Dril-Quip Inc (a)	33,033	1,707	Portola Pharmaceuticals Inc (a)	1,562	80
Era Group Inc (a)	26,199	265	PRA Health Sciences Inc (a)	64,725	5,894
Exterran Corp (a)	45,080	1,302	Protagonist Therapeutics Inc (a)	887	20
Forum Energy Technologies Inc (a)	279,827	4,729	Recro Pharma Inc (a)	1,643	14
Frank's International NV	6,781	47	Rhythm Pharmaceuticals Inc (a)	288	9
Geospace Technologies Corp (a)	1,984	27	Sarepta Therapeutics Inc (a)	1,951	128
Gulf Island Fabrication Inc	19,583	253	Spero Therapeutics Inc (a)	211	3
Helix Energy Solutions Group Inc (a)	143,853	1,084	Sucampo Pharmaceuticals Inc (a)	705	13
Independence Contract Drilling Inc (a)	31,537	145	Trevena Inc (a)	6,798	11
Keane Group Inc (a)	588	10	Voyager Therapeutics Inc (a)	2,308	48
Mammoth Energy Services Inc (a)	1,346	31	Zogenix Inc (a)	897	33
Matrix Service Co (a)	31,571	565			$8,305
McDermott International Inc (a)	409,707	3,597	Pipelines - 0.13%
Mitcham Industries Inc (a)	12,775	48	SemGroup Corp	56,421	1,617
MRC Global Inc (a)	45,335	815
Natural Gas Services Group Inc (a)	13,945	385	Private Equity - 0.01%
Newpark Resources Inc (a)	95,168	866	Kennedy-Wilson Holdings Inc	6,058	108
NOW Inc (a)	11,287	133	Safeguard Scientifics Inc (a)	3,390	42
Oceaneering International Inc	71,534	1,479			$150
Oil States International Inc (a)	45,250	1,448	Real Estate - 0.17%
PHI Inc (a)	29,483	339	California Coastal Communities Inc (a),(b),(c)	9,672	—
Pioneer Energy Services Corp (a)	78,200	254	Community Healthcare Trust Inc	1,999	53
ProPetro Holding Corp (a)	215,973	4,034	Consolidated-Tomoka Land Co	141	9
Ranger Energy Services Inc (a)	1,019	11	Farmland Partners Inc	4,474	37
SAExploration Holdings Inc (a)	2,900	6	Forestar Group Inc (a)	16,666	406
SEACOR Holdings Inc (a)	22,436	1,045	FRP Holdings Inc (a)	1,595	80
Seventy Seven Energy Inc (a),(b),(c)	16,216	—	Griffin Industrial Realty Inc	1,123	41
Solaris Oilfield Infrastructure Inc (a)	378	7	RE/MAX Holdings Inc	22,487	1,110
Superior Energy Services Inc (a)	152,768	1,596	Realogy Holdings Corp	1,269	35
TETRA Technologies Inc (a)	38,449	147	RMR Group Inc/The	412	27
Thermon Group Holdings Inc (a)	3,402	79	Safety Income & Growth Inc	1,161	20
		$28,336	St Joe Co/The (a)	7,873	148
Packaging & Containers - 2.20%			Stratus Properties Inc	3,552	109
Berry Global Group Inc (a)	151,425	8,963	Transcontinental Realty Investors Inc (a)	270	9
Graphic Packaging Holding Co	523,725	8,458			$2,084
Greif Inc - Class A	25,238	1,492	REITs - 3.61%
Greif Inc - Class B	189	12	Acadia Realty Trust	8,774	215
KapStone Paper and Packaging Corp	13,991	485	AG Mortgage Investment Trust Inc	4,122	72
Multi-Color Corp	93,775	7,268	Agree Realty Corp	4,932	237
UFP Technologies Inc (a)	5,717	166	Alexander & Baldwin Inc	29,285	777
		$26,844	Alexander's Inc	16	6
Pharmaceuticals - 0.68%			American Assets Trust Inc	2,671	94
Adamas Pharmaceuticals Inc (a)	925	35	Anworth Mortgage Asset Corp	14,261	69
Anika Therapeutics Inc (a)	248	17	Apollo Commercial Real Estate Finance Inc	17,954	326
Apellis Pharmaceuticals Inc (a)	379	6	Ares Commercial Real Estate Corp	4,167	53
Array BioPharma Inc (a)	3,258	48	Armada Hoffler Properties Inc	979	14
Athenex Inc (a)	238	3	ARMOUR Residential REIT Inc	4,344	102
BioScrip Inc (a)	14,332	40	Ashford Hospitality Prime Inc	56,283	507
Cara Therapeutics Inc (a)	576	8	Ashford Hospitality Trust Inc	23,254	150
Chimerix Inc (a)	6,132	29	Bluerock Residential Growth REIT Inc	3,238	27
Collegium Pharmaceutical Inc (a)	3,335	80	Brandywine Realty Trust	458,725	8,230
Concert Pharmaceuticals Inc (a)	1,349	27	Capstead Mortgage Corp	10,090	83
Diplomat Pharmacy Inc (a)	8,197	221	CareTrust REIT Inc	9,319	148
Enanta Pharmaceuticals Inc (a)	2,064	175	CatchMark Timber Trust Inc	6,171	81
G1 Therapeutics Inc (a)	270	6	CBL & Associates Properties Inc	17,783	99
Heron Therapeutics Inc (a)	831	18

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITs (continued)				REITs (continued)
Cedar Realty Trust Inc	12,706	$65		UMH Properties Inc	901	$12
Chatham Lodging Trust	12,690	285		Urstadt Biddle Properties Inc	5,621	110
Cherry Hill Mortgage Investment Corp	1,877	32		Washington Prime Group Inc	19,408	128
Chesapeake Lodging Trust	19,076	522		Washington Real Estate Investment Trust	5,310	152
City Office REIT Inc	3,593	42		Western Asset Mortgage Capital Corp	5,960	56
CoreCivic Inc	180,450	4,188		Whitestone REIT	5,125	67
CorEnergy Infrastructure Trust Inc	1,767	68		Xenia Hotels & Resorts Inc	17,402	386
Cousins Properties Inc	63,029	567				$43,918
CYS Investments Inc	16,321	110		Retail - 5.02%
DiamondRock Hospitality Co	50,032	589		Abercrombie & Fitch Co	120,129	2,488
Dynex Capital Inc	7,688	50		American Eagle Outfitters Inc	81,374	1,465
Easterly Government Properties Inc	7,546	157		America's Car-Mart Inc/TX (a)	767	35
Education Realty Trust Inc	8,028	265		Ascena Retail Group Inc (a)	215,864	466
Ellington Residential Mortgage REIT	1,613	17		At Home Group Inc (a)	292	9
First Industrial Realty Trust Inc	14,399	444		Barnes & Noble Education Inc (a)	72,618	483
Four Corners Property Trust Inc	18,813	444		Barnes & Noble Inc	88,394	415
Franklin Street Properties Corp	10,889	110		Bassett Furniture Industries Inc	11,365	386
GEO Group Inc/The	195,070	4,399		Beacon Roofing Supply Inc (a)	34,009	2,057
Getty Realty Corp	29,138	765		Bed Bath & Beyond Inc	1,034	24
Gladstone Commercial Corp	9,120	174		Big 5 Sporting Goods Corp	27,398	155
Global Medical REIT Inc	2,483	20		Biglari Holdings Inc (a)	860	355
Global Net Lease Inc	11,123	204		BMC Stock Holdings Inc (a)	13,503	302
Government Properties Income Trust	10,002	172		Boot Barn Holdings Inc (a)	16,307	286
Gramercy Property Trust	20,006	505		Brinker International Inc	1,183	43
Great Ajax Corp	2,508	34		Buckle Inc/The	4,231	85
Healthcare Realty Trust Inc	17,752	530		Build-A-Bear Workshop Inc (a)	9,270	80
Hersha Hospitality Trust	5,534	103		Caleres Inc	18,558	550
Independence Realty Trust Inc	8,848	81		Carrols Restaurant Group Inc (a)	4,958	62
InfraREIT Inc	21,037	399		Cato Corp/The	21,033	250
Invesco Mortgage Capital Inc	19,366	315		Chico's FAS Inc	54,991	523
Investors Real Estate Trust	16,858	96		Christopher & Banks Corp (a)	10,696	14
iStar Inc (a)	9,243	98		Citi Trends Inc	13,376	314
Jernigan Capital Inc	1,995	35		Conn's Inc (a)	3,011	100
Kite Realty Group Trust	8,761	148		Container Store Group Inc/The (a)	4,412	21
KKR Real Estate Finance Trust Inc	1,688	33		Del Frisco's Restaurant Group Inc (a)	26,312	461
LaSalle Hotel Properties	12,043	368		Del Taco Restaurants Inc (a)	44,152	559
Lexington Realty Trust	23,598	213		Denny's Corp (a)	10,449	156
LTC Properties Inc	18,947	777		Destination Maternity Corp (a)	11,817	30
Mack-Cali Realty Corp	9,469	190		Dillard's Inc	18,819	1,271
MedEquities Realty Trust Inc	25,299	276		DineEquity Inc	696	39
Monmouth Real Estate Investment Corp	10,854	186		DSW Inc	52,053	1,042
MTGE Investment Corp	4,845	82		Dunkin' Brands Group Inc	112,100	7,247
National Health Investors Inc	9,713	685		El Pollo Loco Holdings Inc (a)	8,431	85
National Storage Affiliates Trust	211,761	5,372		Express Inc (a)	105,370	736
New Senior Investment Group Inc	11,454	88		EZCORP Inc (a)	89,805	1,060
New York Mortgage Trust Inc	15,783	90		Finish Line Inc/The	56,593	641
NexPoint Residential Trust Inc	2,410	64		FirstCash Inc	143,535	10,493
NorthStar Realty Europe Corp	11,561	137		Fogo De Chao Inc (a)	3,068	40
One Liberty Properties Inc	2,169	53		Fred's Inc	21,401	71
Orchid Island Capital Inc	5,942	45		Gaia Inc (a)	1,544	18
Owens Realty Mortgage Inc	1,623	23		GameStop Corp	72,846	1,225
Pebblebrook Hotel Trust	10,950	427		Genesco Inc (a)	20,969	731
Pennsylvania Real Estate Investment Trust	7,244	81		GMS Inc (a)	56,050	1,921
PennyMac Mortgage Investment Trust	12,939	212		GNC Holdings Inc (a)	9,289	40
Physicians Realty Trust	8,554	139		Group 1 Automotive Inc	20,822	1,634
Preferred Apartment Communities Inc	5,172	86		Guess? Inc	83,559	1,535
PS Business Parks Inc	1,175	143		Haverty Furniture Cos Inc	18,759	419
Quality Care Properties Inc (a)	71,241	962		Hibbett Sports Inc (a)	27,318	617
Ramco-Gershenson Properties Trust	8,189	108		J Alexander's Holdings Inc (a)	2,058	20
Redwood Trust Inc	13,055	194		Jack in the Box Inc	46,718	4,251
Resource Capital Corp	13,452	127		JC Penney Co Inc (a)	39,384	146
Retail Opportunity Investments Corp	10,181	187		Kirkland's Inc (a)	42,163	447
Rexford Industrial Realty Inc	7,606	226		Kona Grill Inc (a)	3,577	6
RLJ Lodging Trust	24,318	562		La-Z-Boy Inc	13,784	416
Sabra Health Care REIT Inc	91,474	1,656		Luby's Inc (a)	28,408	87
Saul Centers Inc	238	13		MarineMax Inc (a)	22,618	519
Select Income REIT	12,878	288		Movado Group Inc	31,856	975
Seritage Growth Properties	2,697	111		Nathan's Famous Inc	90	6
STAG Industrial Inc	14,530	368		National Vision Holdings Inc (a)	1,847	72
Summit Hotel Properties Inc	10,800	167		New York & Co Inc (a)	6,083	19
Sunstone Hotel Investors Inc	33,901	571		Office Depot Inc	459,423	1,494
Sutherland Asset Management Corp	2,735	40		Party City Holdco Inc (a)	6,025	87
Terreno Realty Corp	4,149	148		PC Connection Inc	32,407	849
Tier REIT Inc	9,607	186

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Savings & Loans (continued)
PCM Inc (a)	13,574	$120		Territorial Bancorp Inc	8,440	$256
Penske Automotive Group Inc	12,849	671		Timberland Bancorp Inc/WA	8,325	232
PetIQ Inc (a)	358	9		United Community Financial Corp/OH	28,326	276
Pier 1 Imports Inc	40,525	134		United Financial Bancorp Inc	44,350	743
Potbelly Corp (a)	2,501	30		Washington Federal Inc	111,907	4,017
Red Robin Gourmet Burgers Inc (a)	5,069	267		Waterstone Financial Inc	32,712	559
Regis Corp (a)	50,636	806		WSFS Financial Corp	2,310	118
Rush Enterprises Inc - Class A (a)	25,723	1,390				$45,291
Rush Enterprises Inc - Class B (a)	11,960	608		Semiconductors - 2.95%
Ruth's Hospitality Group Inc	4,190	99		Alpha & Omega Semiconductor Ltd (a)	20,621	346
Shoe Carnival Inc	23,291	532		Ambarella Inc (a)	1,986	100
Sonic Automotive Inc	28,264	609		Amkor Technology Inc (a)	241,094	2,425
Sonic Corp	3,574	92		Amtech Systems Inc (a)	2,900	29
Stage Stores Inc	30,130	50		AXT Inc (a)	40,046	317
Stein Mart Inc	9,653	7		Brooks Automation Inc	30,225	843
Tailored Brands Inc	6,652	161		Cabot Microelectronics Corp	5,875	599
Tilly's Inc	32,583	486		Cohu Inc	28,888	658
Trans World Entertainment Corp (a)	33,798	59		Diodes Inc (a)	37,806	1,065
TravelCenters of America LLC (a)	33,344	147		DSP Group Inc (a)	28,956	379
Tuesday Morning Corp (a)	48,102	140		EMCORE Corp (a)	2,565	17
Vera Bradley Inc (a)	57,884	538		FormFactor Inc (a)	18,831	270
Vitamin Shoppe Inc (a)	10,922	46		Integrated Device Technology Inc (a)	246,250	7,363
World Fuel Services Corp	44,522	1,242		inTEST Corp (a)	2,200	19
Zumiez Inc (a)	23,906	496		Kulicke & Soffa Industries Inc (a)	62,184	1,431
		$61,172		MaxLinear Inc (a)	246,450	6,356
Savings & Loans - 3.72%				MKS Instruments Inc	28,299	2,895
Atlantic Coast Financial Corp (a)	210	2		Nanometrics Inc (a)	13,134	326
Banc of California Inc	17,812	351		Photronics Inc (a)	110,443	928
Bank Mutual Corp	35,804	372		Rambus Inc (a)	8,411	106
BankFinancial Corp	25,208	401		Richardson Electronics Ltd/United States	10,085	82
Bear State Financial Inc	3,560	36		Rudolph Technologies Inc (a)	29,823	782
Beneficial Bancorp Inc	95,443	1,551		Semtech Corp (a)	835	30
Berkshire Hills Bancorp Inc	69,367	2,632		Sigma Designs Inc (a)	27,128	153
BofI Holding Inc (a)	3,671	132		Silicon Laboratories Inc (a)	80,975	7,790
Brookline Bancorp Inc	73,934	1,183		SMART Global Holdings Inc (a)	504	18
BSB Bancorp Inc/MA (a)	1,000	31		Ultra Clean Holdings Inc (a)	9,316	202
Capitol Federal Financial Inc	113,009	1,479		Veeco Instruments Inc (a)	11,306	188
Charter Financial Corp/MD	25,599	493		Xcerra Corp (a)	26,710	267
Citizens Community Bancorp Inc/WI	2,250	31				$35,984
Clifton Bancorp Inc	21,717	355		Software - 1.81%
Community Bankers Trust Corp (a)	3,469	29		Actua Corp (a)	4,197	66
Dime Community Bancshares Inc	73,451	1,395		Acxiom Corp (a)	3,979	108
Eagle Bancorp Montana Inc	111	2		Allscripts Healthcare Solutions Inc (a)	115,729	1,726
Entegra Financial Corp (a)	1,060	30		American Software Inc/GA	1,843	23
ESSA Bancorp Inc	8,570	138		Avid Technology Inc (a)	2,020	11
First Defiance Financial Corp	10,170	565		Bazaarvoice Inc (a)	12,108	67
First Financial Northwest Inc	9,327	149		Bottomline Technologies de Inc (a)	504	18
Flagstar Bancorp Inc (a)	74,021	2,758		CommerceHub Inc - Series A (a)	134,050	2,711
Flushing Financial Corp	40,585	1,143		Computer Programs & Systems Inc	878	26
Hingham Institution for Savings	123	27		Cotiviti Holdings Inc (a)	124,800	4,368
HMN Financial Inc (a)	2,080	40		CSG Systems International Inc	630	28
Home Bancorp Inc	4,361	187		CyberArk Software Ltd (a)	118,025	5,108
HomeTrust Bancshares Inc (a)	13,101	332		Digi International Inc (a)	42,088	436
HopFed Bancorp Inc	3,929	59		Donnelley Financial Solutions Inc (a)	573	12
Investors Bancorp Inc	388,823	5,323		Evolent Health Inc (a)	4,781	67
Magyar Bancorp Inc (a)	97	1		Glu Mobile Inc (a)	13,922	52
Malvern Bancorp Inc (a)	979	23		InnerWorkings Inc (a)	8,006	80
Meridian Bancorp Inc	50,200	1,026		Manhattan Associates Inc (a)	70,000	3,697
Meta Financial Group Inc	4,695	549		ManTech International Corp/VA	28,080	1,462
MutualFirst Financial Inc	6,409	241		MicroStrategy Inc (a)	446	61
Northeast Community Bancorp Inc	2,697	27		Monotype Imaging Holdings Inc	2,216	53
Northfield Bancorp Inc	48,770	819		Park City Group Inc (a)	271	2
Northwest Bancshares Inc	81,911	1,380		PDF Solutions Inc (a)	259	4
OceanFirst Financial Corp	9,873	261		pdvWireless Inc (a)	1,280	44
Oconee Federal Financial Corp	252	7		Progress Software Corp	8,730	435
Oritani Financial Corp	44,317	740		QAD Inc	600	26
Pacific Premier Bancorp Inc (a)	176,631	7,197		Quality Systems Inc (a)	2,886	38
Provident Financial Holdings Inc	13,645	250		Ribbon Communications Inc (a)	12,762	89
Provident Financial Services Inc	74,439	1,959		Rosetta Stone Inc (a)	2,128	27
Prudential Bancorp Inc	8,689	151		Synchronoss Technologies Inc (a)	28,794	231
Riverview Bancorp Inc	28,956	277		Verint Systems Inc (a)	5,623	235
SI Financial Group Inc	4,683	67
Southern Missouri Bancorp Inc	1,004	38
Sterling Bancorp/DE	115,196	2,851

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)			Transportation (continued)
Zynga Inc (a)	217,491	$779	Genco Shipping & Trading Ltd (a)	1,084	$14
		$22,090	Gener8 Maritime Inc (a)	16,289	95
Storage & Warehousing - 0.15%			Genesee & Wyoming Inc (a)	90,706	7,242
Mobile Mini Inc	39,624	1,500	Golar LNG Ltd	10,066	275
Wesco Aircraft Holdings Inc (a)	39,887	285	Golden Ocean Group Ltd (a)	6,463	57
		$1,785	Heartland Express Inc	273	6
Supranational Bank - 0.01%			Hornbeck Offshore Services Inc (a)	31,143	106
Banco Latinoamericano de Comercio Exterior	5,072	151	Hub Group Inc (a)	19,728	948
SA			International Seaways Inc (a)	21,413	357
			Kirby Corp (a)	14,041	1,052
Telecommunications - 0.88%			Marten Transport Ltd	59,669	1,385
Acacia Communications Inc (a)	281	10	Matson Inc	11,062	379
ADTRAN Inc	23,548	377	Navios Maritime Acquisition Corp	15,028	12
Alaska Communications Systems Group Inc	16,029	37	Navios Maritime Holdings Inc (a)	13,390	16
(a)			Nordic American Tankers Ltd	13,991	32
ATN International Inc	16,387	973	Overseas Shipholding Group Inc (a)	158,529	335
Aviat Networks Inc (a)	1,298	21	PAM Transportation Services Inc (a)	5,127	192
Aware Inc/MA (a)	17,409	79	Patriot Transportation Holding Inc (a)	320	6
Black Box Corp	5,411	19	Roadrunner Transportation Systems Inc (a)	31,860	178
Calix Inc (a)	6,056	39	Safe Bulkers Inc (a)	7,655	26
Cincinnati Bell Inc (a)	4,431	76	Saia Inc (a)	17,391	1,314
Communications Systems Inc	8,832	31	Schneider National Inc	1,680	49
Comtech Telecommunications Corp	23,351	505	Scorpio Bulkers Inc	7,986	61
Consolidated Communications Holdings Inc	4,440	55	Scorpio Tankers Inc	252,468	671
Finisar Corp (a)	45,564	818	Ship Finance International Ltd	36,903	564
Frontier Communications Corp	11,473	94	Teekay Corp	7,691	63
General Communication Inc (a)	3,054	128	Teekay Tankers Ltd	122,988	157
Globalstar Inc (a)	26,702	28	Universal Logistics Holdings Inc	556	13
Harmonic Inc (a)	16,449	60	USA Truck Inc (a)	10,693	216
Hawaiian Telcom Holdco Inc (a)	6,619	190	Werner Enterprises Inc	55,014	2,239
IDT Corp - Class B	878	10	YRC Worldwide Inc (a)	16,316	261
Infinera Corp (a)	16,789	109			$24,608
Intelsat SA (a)	4,908	14	Trucking & Leasing - 0.37%
Iridium Communications Inc (a)	88,609	1,125	GATX Corp	46,053	3,276
KVH Industries Inc (a)	13,151	146	Greenbrier Cos Inc/The	19,952	1,001
Maxar Technologies Ltd	3,566	225	Willis Lease Finance Corp (a)	7,194	194
NeoPhotonics Corp (a)	7,788	44			$4,471
NETGEAR Inc (a)	26,840	1,871	Water - 0.18%
Oclaro Inc (a)	5,960	35	American States Water Co	15,832	874
Optical Cable Corp (a)	8,872	21	Artesian Resources Corp	10,342	385
ORBCOMM Inc (a)	710	8	California Water Service Group	2,867	117
Preformed Line Products Co	4,545	335	Connecticut Water Service Inc	3,426	181
RF Industries Ltd	300	1	Consolidated Water Co Ltd	16,665	223
Spok Holdings Inc	21,612	337	Middlesex Water Co	415	16
Telephone & Data Systems Inc	70,459	1,933	SJW Group	2,771	166
TESSCO Technologies Inc	3,088	68	York Water Co/The	5,795	183
United States Cellular Corp (a)	9,249	336			$2,145
ViaSat Inc (a)	5,332	403	TOTAL COMMON STOCKS		$1,167,519
Viavi Solutions Inc (a)	14,922	128	INVESTMENT COMPANIES - 3.71%	Shares Held	Value (000's)
Windstream Holdings Inc	34,345	57	Money Market Funds - 3.71%
		$10,746	Principal Government Money Market Fund (d)	45,236,564	45,237
Textiles - 0.06%
Dixie Group Inc/The (a)	12,240	43	TOTAL INVESTMENT COMPANIES		$45,237
UniFirst Corp/MA	4,070	673	PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
		$716	Holding Companies - Diversified - 0.00%
Toys, Games & Hobbies - 0.01%			Steel Partners Holdings LP 6.00%,	507	$10
Funko Inc (a)	1,655	12	02/07/2026
JAKKS Pacific Inc (a)	25,395	65
		$77	TOTAL PREFERRED STOCKS		$10
Transportation - 2.02%			Total Investments		$1,212,766
Air Transport Services Group Inc (a)	3,119	78	Other Assets and Liabilities - 0.42%		$5,143
ArcBest Corp	29,593	1,052	TOTAL NET ASSETS - 100.00%		$1,217,909
Ardmore Shipping Corp (a)	27,927	198
Atlas Air Worldwide Holdings Inc (a)	39,490	2,223
Celadon Group Inc	23,190	129	(a) Non-income producing security
Costamare Inc	86,552	564	(b)		The value of these investments was determined using significant
Covenant Transportation Group Inc (a)	15,079	442	unobservable inputs.
DHT Holdings Inc	70,058	242
Dorian LPG Ltd (a)	49,771	380
Eagle Bulk Shipping Inc (a)	5,453	26
Echo Global Logistics Inc (a)	10,348	302
Frontline Ltd/Bermuda	11,002	51
GasLog Ltd	29,707	600

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
January 31, 2018 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $44 or 0.00% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)
Sector			Percent
Financial			30.11%
Industrial			17.10%
Consumer, Non-cyclical			12.18%
Consumer, Cyclical			11.76%
Technology			7.52%
Energy			7.04%
Basic Materials			4.17%
Communications			4.01%
Investment Companies			3.71%
Utilities			1.94%
Diversified			0.03%
Government			0.01%
Other Assets and Liabilities			0.42%
TOTAL NET ASSETS			100.00%

Affiliated Securities	October 31, 2017				Purchases		Sales		January 31, 2018
			Value			Cost	Proceeds		Value
Principal Government Money Market Fund			$—			$125,092	$79,855		$45,237
			$—			$125,092	$79,855		$45,237

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income		on Investments			Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund $	57	$			—			$—	$—
	$57	$			—			$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts		Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2018	Long			594		$46,807			$230
Total									$230

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 104.45%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Alabama - 4.69%			California (continued)
Auburn University			Los Angeles Department of Water & Power
5.00%, 06/01/2038	$945	$957	Power System Revenue
Birmingham Airport Authority (credit support			5.25%, 07/01/2038	$1,000	$1,016
from AGM)			Los Angeles Unified School District/CA
5.25%, 07/01/2030(a)	1,000	1,074	5.00%, 07/01/2029	1,000	1,049
County of Jefferson AL			Metropolitan Water District of Southern
5.00%, 09/15/2034	750	849	California
Lower Alabama Gas District/The			5.00%, 07/01/2029	1,150	1,207
5.00%, 09/01/2034	6,500	7,755	Morongo Band of Mission Indians/The
5.00%, 09/01/2046	4,215	5,237	6.50%, 03/01/2028(b)	500	502
Selma Industrial Development Board			Oakland Unified School District/Alameda
6.25%, 11/01/2033	700	754	County
		$16,626	5.00%, 08/01/2034	2,210	2,543
Alaska - 0.45%			Port of Los Angeles
Borough of Matanuska-Susitna AK (credit			5.00%, 08/01/2031	1,240	1,302
support from AGC)			Richmond Joint Powers Financing Authority
5.50%, 09/01/2023(a)	1,500	1,593	6.25%, 07/01/2024	1,000	1,064
			Riverside Community Properties Development
Arizona - 2.65%			Inc
Arizona Department of Transportation State			6.00%, 10/15/2038	1,150	1,407
Highway Fund Revenue			Sacramento Area Flood Control
5.00%, 07/01/2026	1,500	1,523	Agency (credit support from BAM)
City of Phoenix Civic Improvement Corp			5.00%, 10/01/2039(a)	1,340	1,500
5.00%, 07/01/2034	1,000	1,049	San Diego Unified School District/CA
Navajo Nation			0.00%, 07/01/2032(d)	5,000	3,076
5.50%, 12/01/2030(b)	1,240	1,378	Southern California Public Power Authority
Salt Verde Financial Corp			5.25%, 07/01/2028	1,000	1,114
5.00%, 12/01/2032	4,605	5,422	University of California
		$9,372	5.75%, 05/15/2025	1,380	1,458
California - 15.38%			West Contra Costa Unified School District
Alum Rock Union Elementary School			5.25%, 08/01/2033	1,000	1,158
District					$54,475
5.25%, 08/01/2043	1,000	1,111	Colorado - 1.75%
California Educational Facilities Authority			Denver Convention Center Hotel Authority
5.00%, 10/01/2038(c)	2,700	2,767	5.00%, 12/01/2036	1,000	1,127
5.00%, 01/01/2039(c)	6,240	6,450	Eagle County Airport Terminal Corp
California Health Facilities Financing			5.00%, 05/01/2033	2,000	2,267
Authority			5.00%, 05/01/2041	500	557
5.00%, 11/15/2046(c)	1,691	1,924	Platte River Power Authority
California Pollution Control Financing			5.00%, 06/01/2026	1,135	1,186
Authority			Regional Transportation District
4.30%, 07/01/2040	2,000	2,096	6.00%, 01/15/2041	450	489
California Statewide Communities			6.50%, 01/15/2030	500	556
Development Authority					$6,182
6.25%, 11/15/2019(b)	200	212	Connecticut - 1.98%
6.63%, 11/15/2024(b)	500	537	Mohegan Tribal Finance Authority
California Statewide Communities			7.00%, 02/01/2045(b)	5,500	5,812
Development Authority (credit support from			State of Connecticut (credit support from
FHA INS)			ACA)
6.63%, 08/01/2029(a)	890	958	6.60%, 07/01/2024(a)	1,215	1,219
California Statewide Communities					$7,031
Development Authority (credit support from			District of Columbia - 1.37%
GNMA COLL)			District of Columbia
4.90%, 07/20/2039(a)	500	522	5.00%, 12/01/2023	1,785	1,897
City of Los Angeles Department of Airports			5.00%, 12/01/2024	715	759
5.00%, 05/15/2035	1,500	1,600	6.38%, 10/01/2034	1,000	1,078
City of Vernon CA Electric System Revenue			Metropolitan Washington Airports Authority
5.13%, 08/01/2021	285	297	5.00%, 10/01/2047	1,000	1,133
5.13%, 08/01/2021	455	478			$4,867
Golden State Tobacco Securitization Corp			Florida - 3.62%
5.30%, 06/01/2037	2,700	2,727	City of Lakeland FL Department of Electric
5.75%, 06/01/2047	11,325	11,433	Utilities
Golden State Tobacco Securitization			5.25%, 10/01/2036	1,000	1,272
Corp (credit support from GOLDEN ST TOB			County of Miami-Dade FL Aviation
SECURITIZATION)			Revenue (credit support from AGC)
5.00%, 06/01/2033(a)	985	989	5.25%, 10/01/2033(a)	525	538
Golden State Tobacco Securitization			5.25%, 10/01/2033(a)	1,475	1,511
Corp (credit support from ST APPROP)			Escambia County Health Facilities
5.00%, 06/01/2033(a)	1,170	1,355	Authority (credit support from AMBAC)
Lancaster Redevelopment Agency Successor			5.95%, 07/01/2020(a)	10	11
Agency			Florida Development Finance Corp
6.50%, 08/01/2029	580	623	5.63%, 01/01/2047(b),(e)	1,500	1,555

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Florida (continued)			Indiana (continued)
Greater Orlando Aviation Authority			Indiana Municipal Power Agency
5.00%, 10/01/2047(c)	$7,001	$7,941	6.00%, 01/01/2039	$1,000	$1,042
		$12,828	Town of Shoals IN
Georgia - 2.38%			7.25%, 11/01/2043	700	793
Atlanta Development Authority					$6,399
6.75%, 01/01/2035	2,000	2,039	Iowa - 0.34%
7.00%, 01/01/2040	2,000	2,053	City of Altoona IA (credit support from CITY
City of Atlanta GA Water & Wastewater			APPROP)
Revenue			5.75%, 06/01/2031(a)	1,200	1,217
6.00%, 11/01/2027	1,000	1,077
Main Street Natural Gas Inc			Kansas - 0.30%
4.00%, 04/01/2048(e),(f)	3,000	3,244	Kansas Development Finance Authority
		$8,413	5.50%, 11/15/2029	1,000	1,063
Idaho - 0.65%
Idaho Health Facilities Authority			Kentucky - 1.58%
6.65%, 02/15/2021(e)	2,000	2,292	Kentucky Economic Development Finance
			Authority
Illinois - 15.53%			5.38%, 08/15/2024	500	511
Chicago O'Hare International Airport			5.38%, 08/15/2024	500	510
5.00%, 01/01/2033	2,000	2,249	5.63%, 08/15/2027	500	511
5.00%, 01/01/2052	1,500	1,653	5.63%, 08/15/2027	500	510
5.25%, 01/01/2036	2,000	2,344	Kentucky Economic Development Finance
City of Chicago IL			Authority (credit support from AGC)
5.00%, 01/01/2034	3,000	3,037	6.00%, 12/01/2033(a)	1,000	1,016
5.25%, 01/01/2029	2,000	2,163	Kentucky State Property & Building
6.00%, 01/01/2038	2,965	3,387	Commission (credit support from AGC)
7.13%, 03/15/2022	300	300	5.25%, 02/01/2025(a)	885	918
7.46%, 02/15/2026	675	486	5.25%, 02/01/2025(a)	115	119
City of Chicago IL Wastewater Transmission			Paducah Electric Plant Board (credit support
Revenue			from AGC)
5.00%, 01/01/2030	1,000	1,106	5.25%, 10/01/2035(a)	1,500	1,564
5.00%, 01/01/2032	1,000	1,096			$5,659
5.00%, 01/01/2033	2,000	2,185	Louisiana - 1.86%
City of Chicago IL Waterworks Revenue			Lafayette Public Trust Financing
5.00%, 11/01/2028	1,000	1,127	Authority (credit support from AGM)
Gilberts Special Service Area No 24/IL			5.25%, 10/01/2030(a)	1,000	1,094
5.38%, 03/01/2034	281	253	Louisiana Local Government Environmental
Illinois Finance Authority			Facilities & Community Development
5.00%, 02/15/2036	1,000	1,107	Authority
5.38%, 08/15/2024	500	530	3.50%, 11/01/2032	3,000	3,000
5.75%, 08/15/2030	1,050	1,118	Louisiana Public Facilities Authority
6.00%, 03/01/2038	1,540	1,615	0.00%, 07/01/2039(d)	417	4
6.25%, 11/15/2035	350	374	0.00%, 07/01/2039(d)	659	7
6.25%, 11/15/2035	650	703	Louisiana Public Facilities Authority (credit
6.50%, 11/01/2038	1,000	1,037	support from FNMA)
7.25%, 11/01/2038	1,000	1,043	0.00%, 12/01/2019(a),(d)	1,500	1,457
Illinois State Toll Highway Authority			New Orleans Aviation Board (credit support
5.00%, 12/01/2032	5,200	5,928	from AGC)
5.00%, 01/01/2040(c)	2,000	2,245	6.00%, 01/01/2023(a)	1,000	1,042
5.25%, 01/01/2030	1,000	1,068			$6,604
Metropolitan Pier & Exposition Authority			Maryland - 0.64%
5.00%, 06/15/2057	700	754	Maryland Economic Development Corp
Metropolitan Pier & Exposition			5.00%, 03/31/2041	1,000	1,108
Authority (credit support from NATL)			5.75%, 06/01/2035	545	596
5.50%, 06/15/2029(a)	2,410	2,735	Maryland Health & Higher Educational
Metropolitan Water Reclamation District of			Facilities Authority
Greater Chicago			6.00%, 07/01/2041	500	571
5.00%, 12/01/2028	5,000	5,838			$2,275
Sales Tax Securitization Corp			Massachusetts - 1.82%
5.00%, 01/01/2048(f)	3,000	3,351	Massachusetts Bay Transportation Authority
State of Illinois			5.25%, 07/01/2028	2,000	2,479
5.50%, 07/01/2027	3,410	3,681	Massachusetts Development Finance Agency
United City of Yorkville IL			5.75%, 12/01/2042(e)	1,000	1,052
5.75%, 03/01/2028	500	500	Massachusetts Educational Financing
		$55,013	Authority
Indiana - 1.80%			4.90%, 07/01/2028	1,775	1,839
Indiana Finance Authority			Massachusetts State College Building
0.99%, 11/01/2037(e)	2,800	2,800	Authority (credit support from ST APPROP)
5.00%, 10/01/2044	700	735	5.50%, 05/01/2039(a)	1,000	1,050
5.38%, 11/01/2032	1,000	1,029			$6,420

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Michigan - 0.77%			New York (continued)
City of Detroit MI Sewage Disposal System			New York City Industrial Development
Revenue (credit support from AGM)			Agency (credit support from AGC)
7.00%, 07/01/2027(a)	$1,500	$1,611	6.13%, 01/01/2029(a)	$1,000	$1,042
Wayne County Airport Authority			New York City Transitional Finance Authority
5.00%, 12/01/2045	1,000	1,116	Building Aid Revenue (credit support from
		$2,727	ST AID WITHHLDG)
Minnesota - 2.78%			5.25%, 01/15/2039(a)	2,145	2,220
City of Minneapolis MN			New York City Transitional Finance Authority
6.75%, 11/15/2032	500	521	Future Tax Secured Revenue
City of Minneapolis MN (credit support from			0.99%, 11/01/2042(e)	500	500
AGC)			New York Counties Tobacco Trust VI
6.50%, 11/15/2038(a)	835	866	5.00%, 06/01/2031	215	240
City of Minneapolis MN/St Paul Housing &			5.00%, 06/01/2036	740	812
Redevelopment Authority (credit support			5.00%, 06/01/2041	400	435
from AGM)			New York Liberty Development Corp
0.98%, 08/15/2025(a),(e)	6,500	6,500	5.00%, 11/15/2031	1,000	1,106
City of Rochester MN			5.00%, 09/15/2040	1,000	1,111
5.00%, 11/15/2034	1,600	1,993	New York Liberty Development Corp (credit
		$9,880	support from GO OF AUTH)
Missouri - 0.53%			5.00%, 12/15/2041(a)	1,000	1,101
City of St Louis MO Airport Revenue (credit			New York State Dormitory Authority (credit
support from NATL)			support from AGC ST AID WITHHLDG)
5.50%, 07/01/2028(a)	1,500	1,870	5.00%, 10/01/2023(a)	1,860	1,968
			5.00%, 10/01/2023(a)	140	147
Nebraska - 0.86%			New York State Thruway Authority
Municipal Energy Agency of Nebraska (credit			5.25%, 01/01/2056	4,395	5,044
support from BHAC)			New York Transportation Development Corp
5.13%, 04/01/2029(a)	1,000	1,043	5.00%, 08/01/2021	3,500	3,812
Omaha Public Power District			5.25%, 01/01/2050	3,125	3,433
5.50%, 02/01/2039	1,000	1,000	Tompkins County Development Corp
University of Nebraska			5.00%, 07/01/2027	115	120
5.25%, 07/01/2039	1,000	1,035	Westchester County Local Development
		$3,078	Corp
Nevada - 1.51%			5.00%, 11/01/2046	2,400	2,562
County of Clark Department of Aviation					$32,118
5.13%, 07/01/2034	1,000	1,060	North Carolina - 0.62%
Las Vegas Redevelopment Agency			City of Raleigh NC Combined Enterprise
5.00%, 06/15/2040	3,850	4,269	System Revenue
		$5,329	5.00%, 03/01/2031	1,000	1,100
New Hampshire - 0.29%			North Carolina Medical Care Commission
City of Manchester NH General Airport			5.00%, 10/01/2047	1,000	1,092
Revenue (credit support from AGM)					$2,192
5.13%, 01/01/2030(a)	1,000	1,028	Ohio - 5.69%
			American Municipal Power Inc
New Jersey - 4.54%			5.25%, 02/15/2033	2,575	2,865
Casino Reinvestment Development Authority			Buckeye Tobacco Settlement Financing
5.25%, 11/01/2039	750	798	Authority
New Jersey Economic Development			6.00%, 06/01/2042	2,000	1,948
Authority			Buckeye Tobacco Settlement Financing
3.35%, 07/15/2036	2,500	2,230	Authority (credit support from BUCKEYE
4.00%, 07/01/2032	805	810	OHIO TOB SETTLEMENT)
5.00%, 09/01/2034	1,000	1,053	5.75%, 06/01/2034(a)	2,500	2,393
5.00%, 10/01/2047	1,500	1,619	City of Cincinnati OH
5.75%, 04/01/2031	1,005	1,125	5.00%, 12/01/2032	815	923
5.75%, 06/01/2031	550	600	County of Hamilton OH
New Jersey Transportation Trust Fund			5.00%, 01/01/2036	2,435	2,642
Authority			5.00%, 01/01/2046	2,500	2,691
5.25%, 06/15/2032	2,000	2,166	County of Montgomery OH
5.25%, 06/15/2034	2,250	2,449	1.02%, 11/15/2039(e)	2,000	2,000
South Jersey Port Corp			Ohio Air Quality Development Authority
5.00%, 01/01/2048	3,000	3,198	3.75%, 12/01/2023(e)	3,000	1,185
		$16,048	4.25%, 01/15/2038(b)	1,000	1,012
New York - 9.05%			4.50%, 01/15/2048(b)	850	875
Brooklyn Arena Local Development Corp			Ohio Housing Finance Agency (credit support
6.38%, 07/15/2043	1,400	1,527	from GNMA/FNMA/FHLMC)
Hudson Yards Infrastructure Corp			5.20%, 09/01/2029(a)	355	361
5.75%, 02/15/2047	1,585	1,774	State of Ohio
5.75%, 02/15/2047	915	1,005	3.25%, 01/01/2035	1,270	1,230
Metropolitan Transportation Authority					$20,125
5.25%, 11/15/2030	1,500	1,600	Oklahoma - 1.06%
MTA Hudson Rail Yards Trust Obligations			Oklahoma Development Finance Authority
5.00%, 11/15/2056	500	559	5.00%, 08/01/2047	1,750	1,879

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Oklahoma (continued)			Texas (continued)
Oklahoma Turnpike Authority			Texas Private Activity Bond Surface
4.00%, 01/01/2042	$1,100	$1,147	Transportation Corp
Tulsa Airports Improvement Trust			7.00%, 12/31/2038	$1,000	$1,180
5.00%, 06/01/2035(e)	700	759			$25,829
		$3,785	Utah - 1.19%
Pennsylvania - 1.65%			Utah Charter School Finance Authority (credit
Blythe Township Solid Waste Authority			support from UT CSCE)
7.75%, 12/01/2037	1,000	1,020	5.25%, 06/15/2037(a),(b)	1,500	1,497
Pennsylvania Economic Development			Utah Infrastructure Agency
Financing Authority			5.00%, 10/15/2034	1,000	1,103
6.00%, 06/01/2031	500	501	5.00%, 10/15/2037	1,500	1,642
Pennsylvania Turnpike Commission					$4,242
5.00%, 12/01/2046	3,000	3,295	Virginia - 1.24%
5.75%, 12/01/2028	175	194	County of Botetourt VA
5.75%, 12/01/2028	245	272	6.00%, 07/01/2034	1,000	1,103
6.00%, 12/01/2034	65	73	6.00%, 07/01/2044	1,000	1,094
6.00%, 12/01/2034	80	89	Roanoke Economic Development Authority
6.00%, 12/01/2034	355	396	6.63%, 12/01/2044	1,295	1,408
		$5,840	Washington County Industrial Development
South Carolina - 0.74%			Authority/VA
South Carolina Jobs-Economic Development			7.50%, 07/01/2029	750	788
Authority					$4,393
5.25%, 11/15/2047	1,500	1,600	Washington - 1.36%
South Carolina Jobs-Economic Development			FYI Properties
Authority (credit support from AGC)			5.50%, 06/01/2039	1,000	1,050
5.38%, 02/01/2029(a)	1,000	1,038	Seattle Housing Authority (credit support
		$2,638	from HUD SECT 8)
South Dakota - 0.43%			3.63%, 12/01/2043(a),(f)	600	589
Oglala Sioux Tribe			Washington Health Care Facilities Authority
5.75%, 10/01/2025(b)	1,500	1,512	7.38%, 03/01/2038	1,000	1,063
			Washington Health Care Facilities
Tennessee - 1.64%			Authority (credit support from AGM)
Metropolitan Government Nashville &			5.50%, 08/15/2038(a)	1,000	1,022
Davidson County Health & Educational Facs			Washington Higher Education Facilities
Bd			Authority
5.00%, 07/01/2040	4,250	4,703	5.63%, 10/01/2040	1,000	1,065
5.00%, 07/01/2048	1,000	1,104			$4,789
		$5,807	West Virginia - 0.37%
Texas - 7.30%			West Virginia Hospital Finance Authority
Capital Area Cultural Education Facilities			5.50%, 06/01/2034	1,250	1,315
Finance Corp
6.13%, 04/01/2045(e)	1,000	1,075	Wisconsin - 2.04%
Central Texas Turnpike System			City of Superior WI (credit support from GO
5.00%, 08/15/2031	1,285	1,442	OF CORP)
City of Houston TX Airport System Revenue			5.38%, 11/01/2021(a)	750	752
5.00%, 07/01/2029	2,000	2,195	Public Finance Authority
Harris County Industrial Development Corp			4.00%, 08/01/2035	1,580	1,532
5.00%, 02/01/2023	400	422	5.00%, 09/30/2037	500	558
Harris County-Houston Sports Authority			5.00%, 09/30/2049	500	552
5.00%, 11/15/2030	3,000	3,381	5.25%, 04/01/2030	1,400	1,505
Metropolitan Transit Authority of Harris			State of Wisconsin (credit support from ST
County			APPROP)
5.00%, 11/01/2033	2,435	2,823	5.38%, 05/01/2025(a)	125	131
North Texas Tollway Authority			5.38%, 05/01/2025(a)	875	917
5.00%, 01/01/2045	1,000	1,111	Wisconsin Health & Educational Facilities
5.00%, 01/01/2048	1,000	1,116	Authority
Port Beaumont Navigation District			6.38%, 02/15/2029	500	525
7.25%, 02/01/2036(b),(e)	4,000	4,165	6.63%, 02/15/2039	720	758
Sea Breeze Public Facility Corp					$7,230
6.50%, 01/01/2046	100	103	TOTAL MUNICIPAL BONDS		$370,104
Tarrant County Cultural Education Facilities			Total Investments		$370,104
Finance Corp			Liability for Floating Rate Notes Issued in Conjunction with
5.00%, 11/15/2037	2,060	2,289	Securities Held - (3.52)%
6.00%, 11/15/2027	2,250	2,443	Notes with an interest rate of 1.17% - 1.36% at $	(12,471)	$(12,471)
Tarrant County Cultural Education Facilities			January 31, 2018 and contractual maturity of
Finance Corp (credit support from AGC)			collateral from 2018-2025.(g)
6.25%, 07/01/2028(a)	1,000	1,039	Total Net Investments		$357,633
Texas A&M University			Other Assets and Liabilities - (0.93)%		$(3,294)
5.00%, 05/15/2027	1,000	1,045	TOTAL NET ASSETS - 100.00%		$354,339

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2018 (unaudited)

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,057 or 5.38% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Non-income producing security
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Security purchased on a when-issued basis.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2018.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	61.20%
Prerefunded	18.40%
Insured	14.82%
General Obligation Unlimited	7.65%
Tax Allocation	1.20%
Special Tax	0.64%
Special Assessment	0.32%
Certificate Participation	0.22%
Liability For Floating Rate Notes Issued	(3.52)%
Other Assets and Liabilities	(0.93)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
January 31, 2018 (unaudited)

Currency Abbreviations ARS BRL CAD CHF CLP CNH CNY COP CZK DOP EGP EUR GBP HKD HUF IDR INR JPY KRW MXN MYR NGN NOK NZD PEN PLN RUB SEK TRY USD/$ UYU ZAR

Argentine Peso

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Dominican Peso

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Nigerian Naira

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Polish Zloty

Russian Rouble

Swedish Krona

Turkish Lira

United States Dollar

Uruguayan Peso

South African Rand

See accompanying notes.

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class and R-6 shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value.

Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Government Money Market Fund and Money Market Fund value securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 for the period-ended January 31, 2018 due to lack of exchange-traded valuation data:

Global Diversified Income Fund	$12,813,237
SmallCap Value Fund II	57,632

The table below shows the amounts that were transferred from Level 2 to Level 1 for the period-ended January 31, 2018 due the resumption of trading for previous thinly traded securities:

Global Diversified Income Fund	$501,876
SmallCap Value Fund II	235,487

In addition, the following amounts were transferred from Level 2 to Level 1 for the period-ended January 31, 2018 to reflect events that occurred after the close of a certain foreign market or exchange but prior to the calculation of the net asset value:

Diversified International Fund	$426,855,728
Global Diversified Income Fund	32,950,379
International Emerging Markets Fund	80,488,130
International Fund I	2,262,440
Overseas Fund	18,775,898

The following is a summary of the inputs used as of January 31, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Investment Companies*	$59	$—	$—	$59
Municipal Bonds*	—	438,357	—	438,357
Total investments in securities $	59	$438,357	$—	$438,416

Core Plus Bond Fund
Bonds*	$—	$2,351,071	$—	$2,351,071
Common Stocks
Communications	—	—	—	—
Energy	1,912	1,814	—	3,726
Investment Companies*	111,736	—	—	111,736
Preferred Stocks
Communications	1,292	—	17	1,309
Consumer, Non-cyclical	—	—	926	926
Financial	3,204	3,745	—	6,949
Utilities	1,268	—	—	1,268
Senior Floating Rate Interests*	—	71,823	—	71,823
U.S. Government & Government Agency Obligations*	—	1,017,980	—	1,017,980
Total investments in securities $	119,412	$3,446,433	$943	$3,566,788
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$—	$—	$—
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$301	$—	$301
Interest Rate Contracts**
Futures	$4,587	$—	$—	$4,587
Liabilities
Equity Contracts**
Futures	$(3)	$—	$—	$(3)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,073)	$—	$(2,073)
Interest Rate Contracts**
Futures	$(1,332)	$—	$—	$(1,332)

Diversified International Fund
Common Stocks
Basic Materials	$—	$763,100	$—	$763,100
Communications	175,082	651,333	—	826,415
Consumer, Cyclical	351,524	1,930,002	—	2,281,526
Consumer, Non-cyclical	167,988	1,626,622	—	1,794,610
Diversified	—	98,218	—	98,218
Energy	292,169	682,481	—	974,650
Financial	541,969	2,949,586	—	3,491,555
Industrial	110,165	1,118,101	—	1,228,266
Technology	33,176	1,103,445	—	1,136,621
Utilities	—	184,728	—	184,728
Investment Companies*	178,520	—	—	178,520
Preferred Stocks
Diversified	—	99,277	—	99,277
Total investments in securities $	1,850,593	$11,206,893	$—	$13,057,486

Equity Income Fund
Common Stocks*	$7,095,772	$—	$—	$7,095,772
Investment Companies*	106,984	—	—	106,984
Total investments in securities $	7,202,756	$—	$—	$7,202,756

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	$—	$23,475	$—	$23,475
Convertible Bonds*	—	1,243	—	1,243
Total investments in securities $	—	$24,718	$—	$24,718

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Finisterre Unconstrained Emerging Markets Bond Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$42	$—	$42
Interest Rate Contracts**
Futures	$77	$—	$—	$77
Total Return Swaps	—	34	—	34
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(4)	$—	$(4)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(44)	$—	$(44)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(6)	$—	$(6)
Futures	(2)	—	—	(2)
Total Return Swaps	—	(5)	—	(5)

Global Diversified Income Fund
Bonds*	$—	$6,647,774	$56,508	$6,704,282
Common Stocks
Basic Materials	56,409	56,405	19,155	131,969
Communications	158,313	19,584	—	177,897
Consumer, Cyclical	124,226	86,316	68	210,610
Consumer, Non-cyclical	98,565	266,121	—	364,686
Energy	301,941	98,141	189	400,271
Financial	1,005,994	897,523	—	1,903,517
Industrial	165,664	216,836	—	382,500
Technology	96,728	35,238	—	131,966
Utilities	499,691	194,749	—	694,440
Convertible Bonds*	—	906	—	906
Convertible Preferred Stocks
Financial	5,307	—	—	5,307
Credit Linked Structured Notes*	—	—	3,327	3,327
Investment Companies*	419,281	—	—	419,281
Preferred Stocks
Communications	3,865	10,301	—	14,166
Consumer, Non-cyclical	—	1,144	—	1,144
Financial	31,306	18,617	—	49,923
Utilities	11,934	—	—	11,934
Senior Floating Rate Interests*	—	699,663	—	699,663
U.S. Government & Government Agency Obligations*	—	361,481	—	361,481
Purchased Options	637	—	—	637
Total investments in securities $	2,979,861	$9,610,799	$79,247	$12,669,907
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$5,970	$—	$5,970
Interest Rate Contracts**
Futures	$4,985	$—	$—	$4,985
Liabilities
Equity Contracts**
Written Options	$(4,591)	$—	$—	$(4,591)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(4,510)	$—	$(4,510)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$56,080	$36,804	$—	$92,884
Financial	1,196,533	1,218,486	—	2,415,019
Technology	34,156	—	—	34,156
Investment Companies*	78,944	—	—	78,944
Total investments in securities $	1,365,713	$1,255,290	$—	$2,621,003

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds*	$—	$449,506	$—	$449,506
Investment Companies*	16,164	—	—	16,164
U.S. Government & Government Agency Obligations*	—	1,060,291	—	1,060,291
Total investments in securities $	16,164	$1,509,797	$—	$1,525,961

Government Money Market Fund
Bonds*	$—	$2,775,846	$—	$2,775,846
Investment Companies*	318,700			318,700
U.S. Government & Government Agency Obligations*		249,238	—	249,238
Repurchase Agreements*	—	275,000	—	275,000
Total investments in securities $	318,700	$3,300,084	$—	$3,618,784
High Yield Fund
Bonds*	$—	$3,164,966	$—	$3,164,966
Common Stocks
Communications	—	—	—	—
Energy	16,341	24,419	—	40,760
Convertible Bonds*	—	—	—	—
Investment Companies*	73,112	—	—	73,112
Preferred Stocks
Communications	—	—	298	298
Consumer, Non-cyclical	—	—	11,470	11,470
Senior Floating Rate Interests*	—	224,247	—	224,247
Total investments in securities $	89,453	$3,413,632	$11,768	$3,514,853
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(161)	$—	$(161)

High Yield Fund I
Bonds*	$—	$1,031,150	$4,130	$1,035,280
Common Stocks
Communications	—	—	—	—
Consumer, Cyclical	—	—	—	—
Energy	—	16	—	16
Industrial	—	—	—	—
Investment Companies*	24,611	—	—	24,611
Preferred Stocks
Communications	—	—	18	18
Senior Floating Rate Interests*	—	106,903	—	106,903
Total investments in securities $	24,611	$1,138,069	$4,148	$1,166,828
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(4)	$—	$(4)

Income Fund
Bonds*	$—	$2,036,081	$—	$2,036,081
Common Stocks
Energy	20,610	—	—	20,610
Financial	—	—	1	1
Industrial	—	—	23,525	23,525
Convertible Bonds*	—	10,067	—	10,067
Investment Companies*	97,557	—	—	97,557
Senior Floating Rate Interests*	—	20,443	—	20,443
U.S. Government & Government Agency Obligations*	—	1,053,745	—	1,053,745
Total investments in securities $	118,167	$3,120,336	$23,526	$3,262,029

Inflation Protection Fund
Bonds*	$—	$83,134	$—	$83,134
Investment Companies*	39,585	—	—	39,585
U.S. Government & Government Agency Obligations*	—	1,432,881	—	1,432,881
Purchased Interest Rate Swaptions	—	4,168	—	4,168
Purchased Options	—	126	—	126
Total investments in securities $	39,585	$1,520,309	$—	$1,559,894

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund (Continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,791	$—	$2,791
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$3,820	$—	$3,820
Futures	2,660	—	—	2,660
Interest Rate Swaps	—	2,300	—	2,300
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(5,054)	$—	$(5,054)
Written Options	—	(182)	—	(182)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,986)	$—	$(1,986)
Futures	(1,576)	—	—	(1,576)
Interest Rate Swaps	—	(31)	—	(31)
Interest Rate Swaptions	—	(1,851)	—	(1,851)

International Emerging Markets Fund
Common Stocks
Basic Materials	$—	$101,409	$—	$101,409
Communications	102,863	147,683	—	250,546
Consumer, Cyclical	25,285	69,545	—	94,830
Consumer, Non-cyclical	7,498	40,116	—	47,614
Diversified	—	5,322	—	5,322
Energy	—	112,783	—	112,783
Financial	18,473	247,168	—	265,641
Industrial	—	28,611	—	28,611
Technology	—	134,778	—	134,778
Utilities	—	13,467	—	13,467
Investment Companies*	11,371	—	—	11,371
Preferred Stocks
Diversified	—	14,511	—	14,511
Total investments in securities $	165,490	$915,393	$—	$1,080,883

International Fund I
Common Stocks
Basic Materials	$3,009	$43,114	$—	$46,123
Communications	19,039	23,544	—	42,583
Consumer, Cyclical	—	108,102	—	108,102
Consumer, Non-cyclical	2,763	29,397	—	32,160
Diversified	—	3,903	—	3,903
Energy	—	18,741	—	18,741
Financial	—	115,983	—	115,983
Industrial	—	68,165	—	68,165
Technology	11,467	53,392	—	64,859
Utilities	—	2,364	—	2,364
Investment Companies*	31,907	—	—	31,907
Total investments in securities $	68,185	$466,705	$—	$534,890
Liabilities
Equity Contracts**
Futures	$(127)	$—	$—	$(127)

LargeCap Growth Fund
Common Stocks*	$893,596	$—	$—	$893,596
Investment Companies*	9,448	—	—	9,448
Total investments in securities $	903,044	$—	$—	$903,044

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund I
Common Stocks
Basic Materials		$88,250	$—	$—	$88,250
Communications		2,059,290	—	1,257	2,060,547
Consumer, Cyclical		644,512	—	—	644,512
Consumer, Non-cyclical		2,303,149	—	—	2,303,149
Diversified		198	—	—	198
Energy		8,249	—	—	8,249
Financial		754,476	—	—	754,476
Industrial		969,618	—	—	969,618
Technology		1,508,596	—	—	1,508,596
Utilities		46,074	—	—	46,074
Convertible Preferred Stocks
Communications		—	—	32,868	32,868
Investment Companies*		219,438	—	—	219,438
Preferred Stocks
Communications		—	—	3,462	3,462
Technology		—	1,316	4,557	5,873
	Total investments in securities $	8,601,850	$1,316	$42,144	$8,645,310
Assets
Equity Contracts**
Futures		$7,629	$—	$—	$7,629

LargeCap S&P 500 Index Fund
Common Stocks*		$5,777,447	$—	$—	$5,777,447
Investment Companies*		109,559	—	—	109,559
	Total investments in securities $	5,887,006	$—	$—	$5,887,006
Assets
Equity Contracts**
Futures		$2,582	$—	$—	$2,582

LargeCap Value Fund
Common Stocks*		$724,024	$—	$—	$724,024
Investment Companies*		1,807	—	—	1,807
	Total investments in securities $	725,831	$—	$—	$725,831

LargeCap Value Fund III
Common Stocks*		$2,305,340	$—	$—	$2,305,340
Investment Companies*		79,885	—	—	79,885
	Total investments in securities $	2,385,225	$—	$—	$2,385,225
Assets
Equity Contracts**
Futures		$3,908	$—	$—	$3,908

MidCap Fund
Common Stocks*		$16,341,458	$—	$—	$16,341,458
Investment Companies*		1,278	—	—	1,278
	Total investments in securities $	16,342,736	$—	$—	$16,342,736

MidCap Growth Fund
Common Stocks*		$184,586	$—	$—	$184,586
Investment Companies*		4,234	—	—	4,234
	Total investments in securities $	188,820	$—	$—	$188,820

MidCap Growth Fund III
Common Stocks*		$1,103,992	$—	$—	$1,103,992
Investment Companies*		49,298	—	—	49,298
	Total investments in securities $	1,153,290	$—	$—	$1,153,290
Assets
Equity Contracts**
Futures		$698	$—	$—	$698

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap S&P 400 Index Fund
Common Stocks*		$1,433,658	$—	$—	$1,433,658
Investment Companies*		20,715	—	—	20,715
	Total investments in securities $	1,454,373	$—	$—	$1,454,373
Liabilities
Equity Contracts**
Futures		$(64)	—	$—	$(64)

MidCap Value Fund I
Common Stocks*		$1,011,088	$—	$—	$1,011,088
Investment Companies*		30,325	—	—	30,325
	Total investments in securities $	1,041,413	$—	$—	$1,041,413
Assets
Equity Contracts**
Futures		$21	$—	$—	$21

MidCap Value Fund III
Common Stocks*		$1,321,076	$—	$—	$1,321,076
Investment Companies*		43,302	—	—	43,302
	Total investments in securities $	1,364,378	$—	$—	$1,364,378
Assets
Equity Contracts**
Futures		$626	$—	$—	$626

Money Market Fund
Bonds*		$—	$34,401	$—	$34,401
Certificate of Deposit*		—	6,500	—	6,500
Commercial Paper*		—	331,574	—	331,574
Investment Companies*		19,100	—	—	19,100
Municipal Bonds*		—	41,369	—	41,369
Repurchase Agreements*		—	32,000	—	32,000
	Total investments in securities $	19,100	$445,844	$—	$464,944

Overseas Fund
Common Stocks
Basic Materials		$—	$253,520	$—	$253,520
Communications		44,445	254,144	—	298,589
Consumer, Cyclical		26,997	275,232	—	302,229
Consumer, Non-cyclical		24,764	588,728	—	613,492
Diversified		—	4,292	—	4,292
Energy		87,648	251,694	—	339,342
Financial		51,282	783,310	—	834,592
Industrial		38,480	568,823	—	607,303
Technology		—	104,926	—	104,926
Utilities		—	158,499	—	158,499
Investment Companies*		93,889	—	—	93,889
Preferred Stocks
Consumer, Cyclical		—	97,452	—	97,452
	Total investments in securities $	367,505	$3,340,620	$—	$3,708,125
Assets
Equity Contracts**
Futures		$4,119	$—	$—	$4,119

Principal Capital Appreciation Fund
Common Stocks*		$2,168,845	$—	$—	$2,168,845
Investment Companies*		39,922	—	—	39,922
	Total investments in securities $	2,208,767	$—	$—	$2,208,767

Principal LifeTime 2010 Fund
Investment Companies*		$986,932	$—	$—	$986,932
	Total investments in securities $	986,932	$—	$—	$986,932

Principal LifeTime 2015 Fund
Investment Companies*		$625,541	$—	$—	$625,541
	Total investments in securities $	625,541	$—	$—	$625,541

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2020 Fund
Investment Companies*		$5,304,108	$—	$—	$5,304,108
	Total investments in securities $	5,304,108	$—	$—	$5,304,108

Principal LifeTime 2025 Fund
Investment Companies*		$1,806,673	$—	$—	$1,806,673
	Total investments in securities $	1,806,673	$—	$—	$1,806,673

Principal LifeTime 2030 Fund
Investment Companies*		$6,515,175	$—	$—	$6,515,175
	Total investments in securities $	6,515,175	$—	$—	$6,515,175

Principal LifeTime 2035 Fund
Investment Companies*		$1,400,034	$—	$—	$1,400,034
	Total investments in securities $	1,400,034	$—	$—	$1,400,034

Principal LifeTime 2040 Fund
Investment Companies*		$4,427,680	$—	$—	$4,427,680
	Total investments in securities $	4,427,680	$—	$—	$4,427,680

Principal LifeTime 2045 Fund
Investment Companies*		$979,403	$—	$—	$979,403
	Total investments in securities $	979,403	$—	$—	$979,403

Principal LifeTime 2050 Fund
Investment Companies*		$2,539,700	$—	$—	$2,539,700
	Total investments in securities $	2,539,700	$—	$—	$2,539,700

Principal LifeTime 2055 Fund
Investment Companies*		$421,871	$—	$—	$421,871
	Total investments in securities $	421,871	$—	$—	$421,871

Principal LifeTime 2060 Fund
Investment Companies*		$282,715	$—	$—	$282,715
	Total investments in securities $	282,715	$—	$—	$282,715

Principal LifeTime 2065 Fund
Investment Companies*		$2,817	$—	$—	$2,817
	Total investments in securities $	2,817	$—	$—	$2,817

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$37,697	$—	$—	$37,697
	Total investments in securities $	37,697	$—	$—	$37,697

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$119,524	$—	$—	$119,524
	Total investments in securities $	119,524	$—	$—	$119,524

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$93,340	$—	$—	$93,340
	Total investments in securities $	93,340	$—	$—	$93,340

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$116,432	$—	$—	$116,432
	Total investments in securities $	116,432	$—	$—	$116,432

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$73,453	$—	$—	$73,453
	Total investments in securities $	73,453	$—	$—	$73,453

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$88,402	$—	$—	$88,402
	Total investments in securities $	88,402	$—	$—	$88,402

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$46,108	$—	$—	$46,108
	Total investments in securities $	46,108	$—	$—	$46,108

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$42,763	$—	$—	$42,763
	Total investments in securities $	42,763	$—	$—	$42,763

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$12,834	$—	$—	$12,834
	Total investments in securities $	12,834	$—	$—	$12,834

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$2,423	$—	$—	$2,423
	Total investments in securities $	2,423	$—	$—	$2,423

Principal LifeTime Hybrid 2065 Fund
Investment Companies*		$45	$—	$—	$45
	Total investments in securities $	45	$—	$—	$45

Principal LifeTime Hybrid Income Fund
Investment Companies*		$20,306	$—	$—	$20,306
	Total investments in securities $	20,306	$—	$—	$20,306

Principal LifeTime Strategic Income Fund
Investment Companies*		$547,662	$—	$—	$547,662
	Total investments in securities $	547,662	$—	$—	$547,662

Real Estate Securities Fund
Common Stocks*		$3,472,621	$—	$—	$3,472,621
Investment Companies*		29,888	—	—	29,888
	Total investments in securities $	3,502,509	$—	$—	$3,502,509

SAM Balanced Portfolio
Investment Companies*		$5,001,313	$—	$—	$5,001,313
	Total investments in securities $	5,001,313	$—	$—	$5,001,313

SAM Conservative Balanced Portfolio
Investment Companies*		$1,844,726	$—	$—	$1,844,726
	Total investments in securities $	1,844,726	$—	$—	$1,844,726

SAM Conservative Growth Portfolio
Investment Companies*		$3,378,793	$—	$—	$3,378,793
	Total investments in securities $	3,378,793	$—	$—	$3,378,793

SAM Flexible Income Portfolio
Investment Companies*		$2,793,552	$—	$—	$2,793,552
	Total investments in securities $	2,793,552	$—	$—	$2,793,552

SAM Strategic Growth Portfolio
Investment Companies*		$2,103,572	$—	$—	$2,103,572
	Total investments in securities $	2,103,572	$—	$—	$2,103,572

Short-Term Income Fund
Bonds*		$—	$4,204,238	$—	$4,204,238
Investment Companies*		25,443	—	—	25,443
U.S. Government & Government Agency Obligations*		—	35,553	—	35,553
	Total investments in securities $	25,443	$4,239,791	$—	$4,265,234

SmallCap Fund
Common Stocks*		$645,732	$—	$—	$645,732
Investment Companies*		14,743	—	—	14,743
	Total investments in securities $	660,475	$—	$—	$660,475

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap Growth Fund I
Common Stocks
Basic Materials		$32,059	$—	$—	$32,059
Communications		166,234	—	—	166,234
Consumer, Cyclical		211,351	—	—	211,351
Consumer, Non-cyclical		437,838	—	3	437,841
Diversified		367	—	—	367
Energy		24,280	—	—	24,280
Financial		129,383	—	—	129,383
Industrial		293,706	—	—	293,706
Technology		313,005	—	—	313,005
Utilities		1,092	—	—	1,092
Investment Companies*		56,875	—	—	56,875
Preferred Stocks		17	—	—	17
	Total investments in securities $	1,666,207	$—	$3	$1,666,210
Assets
Equity Contracts**
Futures		$1,788	$—	$—	$1,788

SmallCap S&P 600 Index Fund
Common Stocks*		$1,319,957	$—	$—	$1,319,957
Investment Companies*		21,096	—	—	21,096
	Total investments in securities $	1,341,053	$—	$—	$1,341,053
Liabilities
Equity Contracts**
Futures		$(331)	$—	$—	$(331)

SmallCap Value Fund II
Common Stocks
Basic Materials		$50,788	$—	$—	$50,788
Communications		48,892	—	—	48,892
Consumer, Cyclical		143,092	16	—	143,108
Consumer, Non-cyclical		148,450	17	—	148,467
Diversified		320	—	—	320
Energy		85,683	—	—	85,683
Financial		366,604	68	—	366,672
Government		151	—	—	151
Industrial		208,244	—	—	208,244
Technology		91,569	—	—	91,569
Utilities		23,625	—	—	23,625
Investment Companies*		45,237	—	—	45,237
Preferred Stocks		10	—	—	10
	Total investments in securities $	1,212,665	$101	$—	$1,212,766
Assets
Equity Contracts**
Futures		$230	—	$—	$230

Tax-Exempt Bond Fund
Municipal Bonds*		$—	$370,104	$—	$370,104
	Total investments in securities $	—	$370,104	$—	$370,104

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps, futures, and foreign currency contracts are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

											Net Change in Unrealized
			Accrued Discounts /							Value as of	Appreciation / (Depreciation) on
	Value as of	Realized Gain /	Premiums and Change in			Proceeds from		Transfers into	Transfers Out	January 31,	Investments held at January 31,
Fund	October 31, 2017	(Loss)	Unrealized Gain / (Loss)	Purchases		Sales		Level 3*	of Level 3**	2018	2018

Short-Term Income Fund
Bonds	$45,917	$-	$-		$-		$-	$-	$(45,917)	$-	$-
Total	$45,917	$-	$-		$-		$-	$-	$(45,917)	$-	$-

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of January 31, 2018 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/20/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 03/20/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 03/20/2018